UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS
CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-06200

Schwab Investments – Schwab Taxable Bond Funds
and Schwab Municipal Bond Funds
(Exact name of registrant as specified in charter)

425 Market Street, Suite 1700, San Francisco, California 94105
(Address of principal executive offices) (Zip code)

Omar Aguilar

Schwab Investments – Schwab Taxable Bond Funds and Schwab Municipal Bond Funds

425 Market Street, Suite 1700, San Francisco, California 94105
(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 648-5300
Date of fiscal year end: August 31
Date of reporting period: February 28, 2026

Item 1: Report(s) to Shareholders.

Semiannual Report |
February 28, 2026

Schwab Treasury Inflation Protected Securities Index Fund

Ticker Symbol: SWRSX

This
semiannual shareholder report
contains important information about the fund for the period of September 1, 2025, to
February 28, 2026.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can
also request this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If
you purchase or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED February 28, 2026
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Treasury Inflation Protected Securities Index Fund	$3	0.05% *
*
Annualized.

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most
recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Average Annual Returns

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Treasury Inflation Protected Securities Index Fund (03/31/2006) 1	2.12%	4.95%	1.65%	2.90%
Bloomberg US Aggregate Bond Index 2	3.99%	6.26%	0.42%	1.97%
Bloomberg US Treasury Inflation-Linked Bond Index (Series-L) SM	2.20%	5.06%	1.71%	2.98%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Index ownership — Bloomberg
®
and Bloomberg US Treasury Inflation-Linked Bond Index (Series-L)
SM
are service marks of Bloomberg Finance L.P. and its affiliates, including
Bloomberg Index Services Limited (BISL), the administrator of the indices (collectively, “Bloomberg”). Bloomberg is not affiliated with Charles Schwab Investment
Management, Inc., dba Schwab Asset Management, and Bloomberg does not approve, endorse, review, or recommend Schwab Treasury Inflation Protected Securities Index
Fund. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to Schwab Treasury Inflation Protected Securities
Index Fund.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
2
The Bloomberg US Aggregate Bond Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Bloomberg US Treasury Inflation-Linked Bond Index (Series-L)
SM
. The fund does not seek to track the regulatory index.
Schwab Treasury Inflation Protected Securities Index Fund | Semiannual Report
1
REG127179-01  00323351

Statistics

Net Assets (millions)	$3,042
Number of Holdings	49
Portfolio Turnover Rate (not annualized)	14%
30-Day SEC Yield	0.55%
12-Month Distribution Yield	4.34%
Weighted Average Maturity (Source: Aladdin)	7.2 Yrs
Weighted Average Duration (Source: Aladdin)	6.5 Yrs
Portfolio Composition By Security Type % of Investments

Portfolio Composition By Credit Quality % of Investments
2,3

Portfolio holdings may have changed since the report date.
The fund’s yields, including the SEC Yield, are adjusted monthly based on changes in the rate of inflation and these changes can cause the yield to vary substantially from month to month. Exceptionally high yield is attributable to the rise in inflation rate and might not be repeated. Exceptionally low or negative yield is attributable to the fall in inflation
rate and might not be repeated.
1
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
2
Bloomberg Index Rating: Based on the middle rating of Moody’s, S&P and Fitch; when a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used. In cases where explicit bond level ratings may not be available, other sources may be used to classify securities by credit quality. Source:
Bloomberg Index Service Ltd.
3
Excludes short-term investments.
2
Schwab Treasury Inflation Protected Securities Index Fund | Semiannual Report

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.

Schwab Treasury Inflation Protected Securities Index Fund | Semiannual Report
3

Semiannual Report |
February 28, 2026

Schwab U.S. Aggregate Bond Index Fund

Ticker Symbol: SWAGX

This
semiannual shareholder report
contains important information about the fund for the period of September 1, 2025, to
February 28, 2026.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
.
You can
also request this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
If
you purchase or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED February 28, 2026
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab U.S. Aggregate Bond Index Fund	$2	0.04% *
*
Annualized.

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most
recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Average Annual Returns

Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception
Fund: Schwab U.S. Aggregate Bond Index Fund (02/23/2017) 1	3.97%	6.23%	0.36%	1.97%
Bloomberg US Aggregate Bond Index	3.99%	6.26%	0.42%	2.07%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Index ownership — Bloomberg
®
and Bloomberg US Aggregate Bond Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services
Limited (BISL), the administrator of the indices (collectively, “Bloomberg”). Bloomberg is not affiliated with Charles Schwab Investment Management, Inc., dba Schwab Asset
Management, and Bloomberg does not approve, endorse, review, or recommend Schwab U.S. Aggregate Bond Index Fund. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to Schwab U.S. Aggregate Bond Index Fund.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
Schwab U.S. Aggregate Bond Index Fund | Semiannual Report
1
REG127180-01  00323352

Statistics

Net Assets (millions)	$5,985
Number of Holdings	11,529
Portfolio Turnover Rate (not annualized)	18%
30-Day SEC Yield	4.03%
12-Month Distribution Yield	3.65%
Weighted Average Maturity (Source: Aladdin)	8.0 Yrs
Weighted Average Duration (Source: Aladdin)	5.8 Yrs
Portfolio Composition By Security Type % of Investments

Portfolio Composition By Credit Quality % of Investments
2,3

Portfolio holdings may have changed since the report date.
1
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
2
Bloomberg Index Rating: Based on the middle rating of Moody’s, S&P and Fitch; when a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used. In cases where explicit bond level ratings may not be available, other sources may be used to classify securities by credit quality. Source:
Bloomberg Index Service Ltd.
3
Excludes short-term investments.
2
Schwab U.S. Aggregate Bond Index Fund | Semiannual Report

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.

Schwab U.S. Aggregate Bond Index Fund | Semiannual Report
3

Semiannual Report |
February 28, 2026

Schwab Short-Term Bond Index Fund

Ticker Symbol: SWSBX

This
semiannual shareholder report
contains important information about the fund for the period of September 1, 2025, to
February 28, 2026.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can
also request this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If
you purchase or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED February 28, 2026
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Short-Term Bond Index Fund	$3	0.06% *
*
Annualized.

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most
recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Average Annual Returns

Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception
Fund: Schwab Short-Term Bond Index Fund (02/23/2017) 1	2.36%	5.48%	1.76%	2.20%
Bloomberg US Aggregate Bond Index 2	3.99%	6.26%	0.42%	2.07%
Bloomberg US Government/Credit 1-5 Year Index	2.44%	5.52%	1.82%	2.29%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Index ownership — Bloomberg
®
and Bloomberg US Government/Credit 1-5 Year Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index
Services Limited (BISL), the administrator of the indices (collectively, “Bloomberg”). Bloomberg is not affiliated with Charles Schwab Investment Management, Inc., dba
Schwab Asset Management, and Bloomberg does not approve, endorse, review, or recommend Schwab Short-Term Bond Index Fund. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to Schwab Short-Term Bond Index Fund.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
2
The Bloomberg US Aggregate Bond Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Bloomberg US Government/Credit 1-5 Year Index. The fund does not seek to track the regulatory index.
Schwab Short-Term Bond Index Fund | Semiannual Report
1
REG127174-01  00323349

Statistics

Net Assets (millions)	$1,659
Number of Holdings	3,204
Portfolio Turnover Rate (not annualized)	21%
30-Day SEC Yield	3.65%
12-Month Distribution Yield	3.97%
Weighted Average Maturity (Source: Aladdin)	2.8 Yrs
Weighted Average Duration (Source: Aladdin)	2.6 Yrs
Portfolio Composition By Security Type % of Investments

Portfolio Composition By Credit Quality % of Investments
2,3

Portfolio holdings may have changed since the report date.
1
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
2
Bloomberg Index Rating: Based on the middle rating of Moody’s, S&P and Fitch; when a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used. In cases where explicit bond level ratings may not be available, other sources may be used to classify securities by credit quality. Source:
Bloomberg Index Service Ltd.
3
Excludes short-term investments.
2
Schwab Short-Term Bond Index Fund | Semiannual Report

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.

Schwab Short-Term Bond Index Fund | Semiannual Report
3

Semiannual Report |
February 28, 2026

Schwab Tax-Free Bond Fund

Ticker Symbol: SWNTX

This
semiannual shareholder report
contains important information about the fund for the period of September 1, 2025, to
February 28, 2026.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can
also request this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If
you purchase or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED February 28, 2026
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Tax-Free Bond Fund*	$19	0.38% **
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.
**
Annualized.

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most
recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Average Annual Returns

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Tax-Free Bond Fund (09/11/1992) 1,2	5.94%	4.73%	1.34%	2.02%
Bloomberg Municipal Bond Index 3	6.20%	4.96%	1.44%	2.43%
Bloomberg Municipal 3-15 Year Blend Index	5.21%	5.90%	1.72%	2.42%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
2
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the total return/yield may have been lower.
3
The Bloomberg Municipal Bond Index serves as the fund’s regulatory index and provides a broad measure of market performance. The Bloomberg Municipal 3-15 Year Blend
Index is the fund’s additional index and is more representative of the fund’s investment universe than the regulatory index.
Schwab Tax-Free Bond Fund | Semiannual Report
1
REG127178-01  00323350

Statistics

Net Assets (millions)	$619
Number of Holdings	426
Portfolio Turnover Rate (not annualized)	15%
30-Day SEC Yield	3.02%
30-Day SEC Yield-No Waiver	3.00%
12-Month Distribution Yield	3.83%
Weighted Average Maturity (Source: Aladdin)	6.8 Yrs
Weighted Average Duration (Source: Aladdin)	5.8 Yrs
Portfolio Composition By Security Type % of Investments

Portfolio Composition By Credit Quality % of Investments
1

Portfolio holdings may have changed since the report date.
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the 30-Day SEC Yield and 12-Month Distribution Yield
may have been lower. The 30-Day SEC Yield-No Waiver is the yield if fund expenses had not been partially absorbed by the investment adviser and its affiliates.
1
Bloomberg Index Rating: Based on the middle rating of Moody’s, S&P and Fitch; when a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used. In cases where explicit bond level ratings may not be available, other sources may be used to classify securities by credit quality. Source:
Bloomberg Index Service Ltd.
2
Schwab Tax-Free Bond Fund | Semiannual Report

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.

Schwab Tax-Free Bond Fund | Semiannual Report
3

Semiannual Report |
February 28, 2026

Schwab California Tax-Free Bond Fund

Ticker Symbol: SWCAX

This
semiannual shareholder report
contains important information about the fund for the period of September 1, 2025, to
February 28, 2026.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can
also request this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If
you purchase or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED February 28, 2026
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab California Tax-Free Bond Fund*	$19	0.38% **
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.
**
Annualized.

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most
recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Average Annual Returns

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab California Tax-Free Bond Fund (02/24/1992) 1,2	5.65%	4.69%	1.28%	1.91%
Bloomberg Municipal Bond Index 3	6.20%	4.96%	1.44%	2.43%
Bloomberg California Municipal 3-15 Year Blend Index 4	4.95%	6.02%	1.68%	N/A 5
S&P California AMT-Free Municipal Bond Index	5.93%	4.82%	1.35%	2.25%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
2
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the total return/yield may have been lower.
3
The Bloomberg Municipal Bond Index serves as the fund’s regulatory index and provides a broad measure of market performance. The Bloomberg California Municipal
3-15 Year Blend Index is the fund’s additional index and is more representative of the fund’s investment universe than the regulatory index.
4
The Bloomberg California Municipal 3-15 Year Blend Index was established effective January 1, 2020. Performance shown prior to January 1, 2020 is based on a subset of securities included in the Bloomberg Municipal 3-15 Year Blend Index.
5
Information not available to the fund.
Schwab California Tax-Free Bond Fund | Semiannual Report
1
REG127157-01  00323333

Statistics

Net Assets (millions)	$590
Number of Holdings	427
Portfolio Turnover Rate (not annualized)	15%
30-Day SEC Yield	2.74%
30-Day SEC Yield-No Waiver	2.73%
12-Month Distribution Yield	3.57%
Weighted Average Maturity (Source: Aladdin)	6.3 Yrs
Weighted Average Duration (Source: Aladdin)	5.3 Yrs
Portfolio Composition By Security Type % of Investments

Portfolio Composition By Credit Quality % of Investments
1

Portfolio holdings may have changed since the report date.
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the 30-Day SEC Yield and 12-Month Distribution Yield
may have been lower. The 30-Day SEC Yield-No Waiver is the yield if fund expenses had not been partially absorbed by the investment adviser and its affiliates.
1
Bloomberg Index Rating: Based on the middle rating of Moody’s, S&P and Fitch; when a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used. In cases where explicit bond level ratings may not be available, other sources may be used to classify securities by credit quality. Source:
Bloomberg Index Service Ltd.
2
Schwab California Tax-Free Bond Fund | Semiannual Report

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.

Schwab California Tax-Free Bond Fund | Semiannual Report
3

Semiannual Report |
February 28, 2026

Schwab Opportunistic Municipal Bond Fund

Ticker Symbol: SWHYX

This
semiannual shareholder report
contains important information about the fund for the period of September 1, 2025, to
February 28, 2026.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can
also request this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If
you purchase or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED February 28, 2026
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Opportunistic Municipal Bond Fund*	$26	0.50% **
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.
**
Annualized.

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most
recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Average Annual Returns

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Opportunistic Municipal Bond Fund (03/31/2014) 1,2,3,4	7.16%	3.88%	1.10%	2.31%
Bloomberg Municipal Bond Index	6.20%	4.96%	1.44%	2.43%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
2
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the total return/yield may have been lower.
3
Effective August 10, 2020, the Wasmer Schroeder High Yield Municipal Fund (the predecessor fund) was reorganized into the Schwab Opportunistic Municipal Bond Fund.
The performance and financial history prior to August 10, 2020 are that of the predecessor fund.
4
Inception date is that of the predecessor fund.
Schwab Opportunistic Municipal Bond Fund | Semiannual Report
1
REG127173-01  00323348

Statistics

Net Assets (millions)	$102
Number of Holdings	355
Portfolio Turnover Rate (not annualized)	13%
30-Day SEC Yield	3.33%
30-Day SEC Yield-No Waiver	3.31%
12-Month Distribution Yield	3.62%
Weighted Average Maturity (Source: Aladdin)	9.0 Yrs
Weighted Average Duration (Source: Aladdin)	7.7 Yrs
Portfolio Composition By Security Type % of Investments

Portfolio Composition By Credit Quality % of Investments
1

Portfolio holdings may have changed since the report date.
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the 30-Day SEC Yield and 12-Month Distribution Yield
may have been lower. The 30-Day SEC Yield-No Waiver is the yield if fund expenses had not been partially absorbed by the investment adviser and its affiliates.
1
Bloomberg Index Rating: Based on the middle rating of Moody’s, S&P and Fitch; when a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used. In cases where explicit bond level ratings may not be available, other sources may be used to classify securities by credit quality. Source:
Bloomberg Index Service Ltd.
2
Schwab Opportunistic Municipal Bond Fund | Semiannual Report

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
Schwab Opportunistic Municipal Bond Fund | Semiannual Report
3

Item 2: Code of Ethics.

Not applicable to this semi-annual report.

Item 3: Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4: Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5: Audit Committee of Listed Registrants.

Not applicable to this semi-annual report.

Item 6: Schedule of Investments.

The schedules of investments are included under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

<Insert Financial Statements>

Semiannual Holdings and Financial Statements | February 28, 2026
Schwab Taxable Bond Funds

Schwab Treasury Inflation Protected Securities Index Fund	SWRSX
Schwab U.S. Aggregate Bond Index Fund	SWAGX
Schwab Short-Term Bond Index Fund	SWSBX

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset Management®
Distributor: Charles Schwab & Co., Inc. (Schwab)

Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab Treasury Inflation Protected Securities Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	9/1/25– 2/28/26*	9/1/24– 8/31/25	9/1/23– 8/31/24	9/1/22– 8/31/23	9/1/21– 8/31/22	9/1/20– 8/31/21
Per-Share Data
Net asset value at beginning of period	$10.52	$10.39	$10.17	$11.27	$12.70	$12.33
Income (loss) from investment operations:
Net investment income (loss)[1]	0.11	0.39	0.37	0.30	0.90	0.59
Net realized and unrealized gains (losses)	0.11	0.11	0.23	(0.72)	(1.64)	0.07
Total from investment operations	0.22	0.50	0.60	(0.42)	(0.74)	0.66
Less distributions:
Distributions from net investment income	(0.24)	(0.37)	(0.38)	(0.59)	(0.67)	(0.28)
Distributions from net realized gains	—	—	—	(0.09)	(0.02)	(0.01)
Total distributions	(0.24)	(0.37)	(0.38)	(0.68)	(0.69)	(0.29)
Net asset value at end of period	$10.50	$10.52	$10.39	$10.17	$11.27	$12.70
Total return	2.12%[2]	4.89%	6.07%	(3.67%)	(6.04%)	5.48%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.05%[3]	0.05%	0.05%	0.05%[4]	0.05%[4]	0.05%
Net investment income (loss)	2.12%[3]	3.77%	3.68%	2.92%	7.50%	4.83%
Portfolio turnover rate	14%[2]	31%	31%	44%	37%	25%
Net assets, end of period (x 1,000,000)	$3,042	$2,705	$2,479	$2,590	$2,750	$2,397

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Annualized.
[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes

Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab Treasury Inflation Protected Securities Index Fund
Portfolio Holdings  as of February 28, 2026 (Unaudited)

For fixed-rate securities, the rate shown is the interest rate (the rate established when the security was issued). The maturity date shown for all the securities is the final legal maturity. Inflation-protected securities are fixed-income securities whose principal value is periodically adjusted by the rate of inflation. The interest rate on these instruments is generally lower at issuance than typical bonds or notes. Over the life of an inflation-indexed instrument interest will be paid based on a principal value, which is adjusted for any inflation or deflation.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
TREASURIES 99.7% OF NET ASSETS
U.S. Treasury Inflation Protected Securities
0.13%, 04/15/27	90,863,491	90,125,225
0.38%, 07/15/27	80,212,945	80,103,278
1.63%, 10/15/27	91,114,814	92,618,565
0.50%, 01/15/28	82,112,735	81,570,662
1.75%, 01/15/28	33,730,217	34,292,826
1.25%, 04/15/28	89,799,817	90,362,819
3.63%, 04/15/28	34,760,478	36,736,123
0.75%, 07/15/28	71,157,231	71,175,299
2.38%, 10/15/28	92,565,238	96,345,588
0.88%, 01/15/29	61,660,361	61,539,931
2.50%, 01/15/29	31,455,382	32,835,855
2.13%, 04/15/29	93,698,319	96,864,297
3.88%, 04/15/29	39,837,871	43,328,354
0.25%, 07/15/29	72,719,686	71,204,219
1.63%, 10/15/29	98,099,675	100,496,602
0.13%, 01/15/30	82,137,030	79,289,506
1.63%, 04/15/30	101,790,856	103,930,055
0.13%, 07/15/30	89,910,872	86,544,482
1.13%, 10/15/30	104,352,932	104,683,111
0.13%, 01/15/31	93,276,637	88,820,491
0.13%, 07/15/31	94,813,700	89,874,869
0.13%, 01/15/32	103,128,117	96,533,557
3.38%, 04/15/32	14,634,536	16,448,703
0.63%, 07/15/32	107,017,782	102,885,474
1.13%, 01/15/33	105,715,496	103,962,519
1.38%, 07/15/33	103,508,108	103,407,026
1.75%, 01/15/34	109,721,637	111,751,058
1.88%, 07/15/34	113,908,330	117,160,948
2.13%, 01/15/35	119,650,888	124,672,954
1.88%, 07/15/35	123,852,875	126,487,168
1.88%, 01/15/36	43,639,854	44,324,283
2.13%, 02/15/40	18,531,479	18,872,792
2.13%, 02/15/41	27,676,810	27,902,765
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
0.75%, 02/15/42	43,355,941	34,967,583
0.63%, 02/15/43	35,065,071	27,102,150
1.38%, 02/15/44	48,074,141	41,685,539
0.75%, 02/15/45	53,169,651	40,282,242
1.00%, 02/15/46	27,225,608	21,301,911
0.88%, 02/15/47	33,310,938	24,978,649
1.00%, 02/15/48	24,138,752	18,348,281
1.00%, 02/15/49	21,953,591	16,458,333
0.25%, 02/15/50	34,193,406	20,622,230
0.13%, 02/15/51	33,600,201	19,081,239
0.13%, 02/15/52	40,337,947	22,396,227
1.50%, 02/15/53	36,582,530	29,709,731
2.13%, 02/15/54	37,202,399	34,755,178
2.38%, 02/15/55	36,376,362	35,881,161
2.38%, 02/15/56	18,754,188	18,525,621
Total Treasuries (Cost $3,078,409,972)		3,033,247,479

SECURITY	NUMBER OF SHARES	VALUE ($)
Short-Term Investments 0.1% OF NET ASSETS

Money Market Funds 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.63% (a)	3,367,028	3,367,028
Total Short-Term Investments (Cost $3,367,028)		3,367,028
Total Investments in Securities (Cost $3,081,777,000)		3,036,614,507

(a)	The rate shown is the annualized 7-day yield.

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2026:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Treasuries[1]	$—	$3,033,247,479	$—	$3,033,247,479
Short-Term Investments[1]	3,367,028	—	—	3,367,028
Total	$3,367,028	$3,033,247,479	$—	$3,036,614,507

[1]	As categorized in the Portfolio Holdings.
See financial notes
Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab Treasury Inflation Protected Securities Index Fund
Statement of Assets and Liabilities

As of February 28, 2026; unaudited
Assets
Investments in securities, at value - unaffiliated issuers (cost $3,081,777,000)		$3,036,614,507
Receivables:
Fund shares sold		163,790,481
Investments sold		67,475,734
Interest		7,858,878
Dividends	+	5,461
Total assets		3,275,745,061

Liabilities
Payables:
Fund shares redeemed		213,782,737
Investments bought		19,381,279
Investment adviser fees	+	117,172
Total liabilities		233,281,188
Net assets		$3,042,463,873

Net Assets by Source
Capital received from investors		$3,369,734,792
Total distributable loss	+	(327,270,919)
Net assets		$3,042,463,873

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$3,042,463,873		289,650,747		$10.50

See financial notes

Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab Treasury Inflation Protected Securities Index Fund
Statement of Operations

For the period September 1, 2025 through February 28, 2026; unaudited
Investment Income
Interest received from securities - unaffiliated issuers		$31,004,571
Dividends received from securities - unaffiliated issuers	+	44,686
Total investment income		31,049,257

Expenses
Investment adviser fees		714,950
Total expenses	–	714,950
Net investment income		30,334,307

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated issuers		(10,681,147)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers	+	43,890,975
Net realized and unrealized gains		33,209,828
Increase in net assets resulting from operations		$63,544,135
See financial notes
Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab Treasury Inflation Protected Securities Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	9/1/25-2/28/26		9/1/24-8/31/25
Net investment income		$30,334,307	$95,102,691
Net realized losses		(10,681,147)	(33,131,642)
Net change in unrealized appreciation (depreciation)	+	43,890,975	60,704,131
Increase in net assets resulting from operations		$63,544,135	$122,675,180

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($64,785,671 )	($88,811,994 )

TRANSACTIONS IN FUND SHARES
	9/1/25-2/28/26			9/1/24-8/31/25
		SHARES	VALUE	SHARES	VALUE
Shares sold		71,521,864	$748,633,500	78,947,813	$814,265,769
Shares reinvested		5,824,472	60,410,208	6,363,252	65,844,986
Shares redeemed	+	(44,865,489)	(469,902,744)	(66,681,471)	(688,137,106)
Net transactions in fund shares		32,480,847	$339,140,964	18,629,594	$191,973,649

SHARES OUTSTANDING AND NET ASSETS
	9/1/25-2/28/26			9/1/24-8/31/25
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		257,169,900	$2,704,564,445	238,540,306	$2,478,727,610
Total increase	+	32,480,847	337,899,428	18,629,594	225,836,835
End of period		289,650,747	$3,042,463,873	257,169,900	$2,704,564,445
See financial notes

Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	9/1/25– 2/28/26*	9/1/24– 8/31/25	9/1/23– 8/31/24	9/1/22– 8/31/23	9/1/21– 8/31/22	9/1/20– 8/31/21
Per-Share Data
Net asset value at beginning of period	$8.97	$9.05	$8.76	$9.15	$10.57	$10.84
Income (loss) from investment operations:
Net investment income (loss)[1]	0.18	0.35	0.32	0.26	0.19	0.18
Net realized and unrealized gains (losses)	0.17	(0.07)	0.30	(0.38)	(1.39)	(0.22)
Total from investment operations	0.35	0.28	0.62	(0.12)	(1.20)	(0.04)
Less distributions:
Distributions from net investment income	(0.18)	(0.36)	(0.33)	(0.27)	(0.22)	(0.22)
Distributions from net realized gains	—	—	—	—	—	(0.01)
Total distributions	(0.18)	(0.36)	(0.33)	(0.27)	(0.22)	(0.23)
Net asset value at end of period	$9.14	$8.97	$9.05	$8.76	$9.15	$10.57
Total return	3.97%[2]	3.17%	7.23%	(1.34%)	(11.51%)	(0.30%)
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.04%[3]	0.04%	0.04%	0.04%[4]	0.04%[4]	0.04%
Net investment income (loss)	4.00%[3]	3.97%	3.67%	2.91%	1.93%	1.66%
Portfolio turnover rate[5]	18%[2]	42%	60%	71%	58%	56%
Net assets, end of period (x 1,000,000)	$5,985	$5,332	$5,144	$4,521	$4,440	$5,510

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Annualized.
[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
[5]	Portfolio turnover rate includes to-be-announced (TBA) transactions (if any).
See financial notes
Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2026 (Unaudited)

Generally, for fixed rate securities, the rate shown is the interest rate that was established when the security was issued and when a security is purchased with a zero coupon rate, the effective yield at the time of purchase is shown. In some cases, for securitized products, the fixed interest rate can change but remains index eligible as a fixed rate coupon. All securities are currently in a fixed rate coupon period based on index eligibility requirements and the fund’s investment objective. Variable rate securities are subject to index requirements and will be removed from the index and fund prior to converting from a fixed rate coupon to a variable rate coupon. The maturity date shown for all the securities is the final legal maturity.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CORPORATES 23.6% OF NET ASSETS

Financial Institutions 7.7%
Banking 5.2%
Ally Financial, Inc.
4.75%, 06/09/27 (a)	150,000	151,194
7.10%, 11/15/27 (a)	150,000	157,136
2.20%, 11/02/28 (a)	100,000	95,245
5.74%, 05/15/29 (a)(b)	100,000	102,736
6.99%, 06/13/29 (a)(b)	150,000	158,006
6.85%, 01/03/30 (a)(b)	150,000	158,750
5.54%, 01/17/31 (a)(b)	150,000	154,340
8.00%, 11/01/31	450,000	511,046
5.55%, 07/31/33 (a)(b)	100,000	100,821
6.18%, 07/26/35 (a)(b)	150,000	154,928
American Express Co.
2.55%, 03/04/27 (a)	350,000	346,087
3.30%, 05/03/27 (a)	300,000	298,482
5.85%, 11/05/27 (a)	250,000	258,020
5.04%, 07/26/28 (a)(b)	200,000	203,138
4.01%, 02/09/29 (a)(b)	250,000	250,755
4.73%, 04/25/29 (a)(b)	300,000	305,001
4.05%, 05/03/29 (a)	200,000	201,648
4.35%, 07/20/29 (a)(b)	270,000	272,522
5.28%, 07/27/29 (a)(b)	300,000	309,075
5.53%, 04/25/30 (a)(b)	250,000	261,310
5.09%, 01/30/31 (a)(b)	250,000	258,387
5.02%, 04/25/31 (a)(b)	250,000	258,112
6.49%, 10/30/31 (a)(b)	250,000	273,895
4.46%, 02/10/32 (a)(b)	200,000	202,060
4.99%, 05/26/33 (a)(b)	100,000	102,167
4.92%, 07/20/33 (a)(b)	310,000	317,493
4.42%, 08/03/33 (a)(b)	250,000	249,953
5.04%, 05/01/34 (a)(b)	200,000	205,536
5.63%, 07/28/34 (a)(b)	100,000	105,060
5.92%, 04/25/35 (a)(b)	100,000	106,862
5.28%, 07/26/35 (a)(b)	300,000	311,526
5.44%, 01/30/36 (a)(b)	250,000	260,735
5.67%, 04/25/36 (a)(b)	250,000	264,890
4.80%, 10/24/36 (a)(b)	350,000	346,930
5.41%, 02/08/41 (a)(b)	100,000	102,147
4.05%, 12/03/42	250,000	218,490
American Express Credit Corp.
3.30%, 05/03/27 (a)	100,000	99,477
Associated Banc-Corp.
6.46%, 08/29/30 (a)(b)	75,000	78,419
Australia & New Zealand Banking Group Ltd.
4.90%, 07/16/27	250,000	254,115
3.92%, 09/30/27	250,000	251,133
4.62%, 12/16/29	250,000	257,265
Banco Bilbao Vizcaya Argentaria SA
4.15%, 03/03/29	400,000	400,068
5.38%, 03/13/29	200,000	208,062
7.88%, 11/15/34 (a)(b)	200,000	233,506
6.03%, 03/13/35 (a)(b)	200,000	213,962
5.13%, 03/03/36	400,000	397,956
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Banco Santander SA
4.25%, 04/11/27	200,000	200,482
5.29%, 08/18/27	400,000	407,192
3.80%, 02/23/28	200,000	199,298
5.55%, 03/14/28 (a)(b)	200,000	202,992
4.18%, 03/24/28 (a)(b)	200,000	200,162
4.38%, 04/12/28	200,000	201,372
5.37%, 07/15/28 (a)(b)	200,000	203,556
5.59%, 08/08/28	400,000	414,564
6.61%, 11/07/28	200,000	213,070
3.31%, 06/27/29	200,000	195,440
5.57%, 01/17/30	200,000	209,576
5.54%, 03/14/30 (a)(b)	200,000	207,732
3.49%, 05/28/30	200,000	194,292
4.55%, 11/06/30	200,000	201,652
2.75%, 12/03/30	200,000	184,086
2.96%, 03/25/31	200,000	187,150
5.44%, 07/15/31	200,000	211,488
3.23%, 11/22/32 (a)(b)	200,000	184,502
6.92%, 08/08/33	400,000	444,784
6.94%, 11/07/33	400,000	461,452
6.35%, 03/14/34	200,000	216,026
6.03%, 01/17/35	200,000	215,584
5.13%, 11/06/35	200,000	201,236
Bank of America Corp.
3.25%, 10/21/27 (a)	500,000	496,075
4.18%, 11/25/27 (a)	350,000	350,472
3.71%, 04/24/28 (a)(b)	350,000	348,880
4.38%, 04/27/28 (a)(b)	400,000	401,812
3.59%, 07/21/28 (a)(b)	400,000	397,740
4.95%, 07/22/28 (a)(b)	500,000	506,270
6.20%, 11/10/28 (a)(b)	400,000	414,308
3.42%, 12/20/28 (a)(b)	1,100,000	1,088,923
4.98%, 01/24/29 (a)(b)	450,000	458,005
3.97%, 03/05/29 (a)(b)	500,000	499,735
5.20%, 04/25/29 (a)(b)	600,000	614,808
4.62%, 05/09/29 (a)(b)	400,000	405,636
2.09%, 06/14/29 (a)(b)	750,000	718,792
4.27%, 07/23/29 (a)(b)	550,000	553,140
5.82%, 09/15/29 (a)(b)	525,000	547,648
3.97%, 02/07/30 (a)(b)	575,000	574,477
3.19%, 07/23/30 (a)(b)	450,000	437,710
2.88%, 10/22/30 (a)(b)	350,000	335,482
5.16%, 01/24/31 (a)(b)	500,000	518,985
2.50%, 02/13/31 (a)(b)	650,000	610,499
2.59%, 04/29/31 (a)(b)	550,000	517,038
1.90%, 07/23/31 (a)(b)	525,000	476,553
1.92%, 10/24/31 (a)(b)	450,000	405,940
4.46%, 02/06/32 (a)(b)	650,000	654,888
2.65%, 03/11/32 (a)(b)	400,000	371,192
2.69%, 04/22/32 (a)(b)	800,000	741,184
2.30%, 07/21/32 (a)(b)	750,000	676,590
2.57%, 10/20/32 (a)(b)	600,000	546,390
2.97%, 02/04/33 (a)(b)	700,000	647,248
4.57%, 04/27/33 (a)(b)	775,000	778,766
5.02%, 07/22/33 (a)(b)	900,000	926,208
5.29%, 04/25/34 (a)(b)	950,000	986,613
5.87%, 09/15/34 (a)(b)	700,000	751,597
5.47%, 01/23/35 (a)(b)	900,000	943,632
5.43%, 08/15/35 (a)(b)	450,000	461,142
See financial notes

Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.52%, 10/25/35 (a)(b)	650,000	667,836
5.51%, 01/24/36 (a)(b)	650,000	681,980
5.74%, 02/12/36 (a)(b)	450,000	470,470
5.46%, 05/09/36 (a)(b)	350,000	366,779
2.48%, 09/21/36 (a)(b)	400,000	353,688
6.11%, 01/29/37	350,000	378,350
5.05%, 02/06/37 (a)(b)	750,000	760,935
3.85%, 03/08/37 (a)(b)	425,000	402,318
4.24%, 04/24/38 (a)(b)	350,000	328,380
7.75%, 05/14/38	320,000	392,413
4.08%, 04/23/40 (a)(b)	325,000	292,289
2.68%, 06/19/41 (a)(b)	950,000	706,477
5.88%, 02/07/42	275,000	295,883
3.31%, 04/22/42 (a)(b)	650,000	517,868
5.00%, 01/21/44	350,000	340,767
4.88%, 04/01/44	100,000	96,786
4.75%, 04/21/45	100,000	91,900
4.44%, 01/20/48 (a)(b)	425,000	373,430
3.95%, 01/23/49 (a)(b)	250,000	202,040
4.33%, 03/15/50 (a)(b)	500,000	425,000
4.08%, 03/20/51 (a)(b)	1,000,000	811,530
2.83%, 10/24/51 (a)(b)	200,000	129,194
3.48%, 03/13/52 (a)(b)	200,000	146,132
2.97%, 07/21/52 (a)(b)	350,000	231,606
Bank of America NA
6.00%, 10/15/36	418,000	454,249
Bank of Montreal
2.65%, 03/08/27	250,000	247,365
5.37%, 06/04/27	150,000	152,861
4.70%, 09/14/27 (a)	200,000	202,568
5.20%, 02/01/28 (a)	250,000	256,335
4.06%, 09/22/28 (a)(b)	130,000	130,347
5.72%, 09/25/28 (a)	200,000	208,576
5.00%, 01/27/29 (a)(b)	100,000	101,986
4.64%, 09/10/30 (a)(b)	150,000	152,735
5.51%, 06/04/31 (a)	150,000	158,951
4.35%, 09/22/31 (a)(b)	180,000	181,184
4.44%, 01/14/32 (a)(b)	200,000	201,160
3.80%, 12/15/32 (a)(b)	200,000	198,424
3.09%, 01/10/37 (a)(b)	200,000	182,774
Bank of New York Mellon
4.73%, 04/20/29 (a)(b)	250,000	254,238
Bank of New York Mellon Corp.
3.25%, 05/16/27 (a)	250,000	248,973
3.40%, 01/29/28 (a)	200,000	198,994
3.85%, 04/28/28	150,000	150,642
4.44%, 06/09/28 (a)(b)	140,000	141,033
4.89%, 07/21/28 (a)(b)	200,000	202,982
5.80%, 10/25/28 (a)(b)	250,000	257,798
3.00%, 10/30/28 (a)	150,000	146,459
1.90%, 01/25/29 (a)	100,000	94,999
4.54%, 02/01/29 (a)(b)	150,000	151,757
3.85%, 04/26/29 (a)	100,000	100,419
3.30%, 08/23/29 (a)	150,000	146,654
6.32%, 10/25/29 (a)(b)	200,000	211,700
4.98%, 03/14/30 (a)(b)	150,000	154,410
4.60%, 07/26/30 (a)(b)	100,000	102,063
1.65%, 01/28/31 (a)	100,000	89,932
4.94%, 02/11/31 (a)(b)	250,000	257,935
1.80%, 07/28/31 (a)	100,000	88,980
2.50%, 01/26/32 (a)	100,000	91,673
5.06%, 07/22/32 (a)(b)	200,000	208,148
4.29%, 06/13/33 (a)(b)	200,000	198,632
5.83%, 10/25/33 (a)(b)	250,000	270,817
4.71%, 02/01/34 (a)(b)	150,000	152,001
4.97%, 04/26/34 (a)(b)	200,000	205,432
6.47%, 10/25/34 (a)(b)	100,000	112,211
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.19%, 03/14/35 (a)(b)	200,000	208,112
5.23%, 11/20/35 (a)(b)	150,000	156,224
5.32%, 06/06/36 (a)(b)	140,000	146,121
5.61%, 07/21/39 (a)(b)	100,000	105,369
Bank of Nova Scotia
2.95%, 03/11/27	150,000	148,875
5.40%, 06/04/27	150,000	153,000
5.25%, 06/12/28	150,000	154,566
4.40%, 09/08/28 (a)(b)	200,000	201,322
4.04%, 09/15/28 (a)(b)	140,000	140,210
4.93%, 02/14/29 (a)(b)	200,000	203,734
5.45%, 08/01/29	125,000	130,930
4.85%, 02/01/30	200,000	205,854
4.25%, 02/02/30 (a)(b)	250,000	251,398
5.13%, 02/14/31 (a)(b)	150,000	155,405
2.15%, 08/01/31	150,000	135,552
4.34%, 09/15/31 (a)(b)	150,000	150,474
2.45%, 02/02/32	150,000	135,860
4.74%, 11/10/32 (a)(b)	150,000	152,778
5.65%, 02/01/34	150,000	160,563
4.81%, 02/02/34 (a)(b)	250,000	252,988
4.59%, 05/04/37 (a)(b)	200,000	196,594
BankUnited, Inc.
5.13%, 06/11/30 (a)	75,000	75,874
Barclays PLC
4.34%, 01/10/28 (a)	200,000	200,486
5.67%, 03/12/28 (a)(b)	200,000	203,162
4.84%, 05/09/28 (a)	450,000	453,429
5.50%, 08/09/28 (a)(b)	300,000	305,880
4.84%, 09/10/28 (a)(b)	200,000	202,142
7.39%, 11/02/28 (a)(b)	250,000	263,187
5.09%, 02/25/29 (a)(b)	250,000	254,665
4.97%, 05/16/29 (a)(b)	250,000	254,440
6.49%, 09/13/29 (a)(b)	200,000	211,228
4.48%, 11/11/29 (a)(b)	300,000	302,358
5.69%, 03/12/30 (a)(b)	350,000	364,878
5.09%, 06/20/30 (a)(b)	300,000	306,078
4.94%, 09/10/30 (a)(b)	250,000	255,695
5.37%, 02/25/31 (a)(b)	350,000	363,373
2.65%, 06/24/31 (a)(b)	300,000	280,410
4.52%, 02/24/32 (a)(b)	200,000	200,310
2.67%, 03/10/32 (a)(b)	200,000	184,114
2.89%, 11/24/32 (a)(b)	250,000	229,350
5.75%, 08/09/33 (a)(b)	200,000	211,848
7.44%, 11/02/33 (a)(b)	350,000	401,786
6.22%, 05/09/34 (a)(b)	400,000	432,968
7.12%, 06/27/34 (a)(b)	250,000	280,790
6.69%, 09/13/34 (a)(b)	250,000	277,955
5.34%, 09/10/35 (a)(b)	400,000	409,164
3.56%, 09/23/35 (a)(b)	150,000	143,052
5.79%, 02/25/36 (a)(b)	350,000	366,751
5.21%, 02/24/37 (a)(b)	275,000	274,706
3.81%, 03/10/42 (a)(b)	200,000	162,816
3.33%, 11/24/42 (a)(b)	200,000	156,048
5.25%, 08/17/45	400,000	391,192
5.86%, 08/11/46 (a)(b)	250,000	257,983
4.95%, 01/10/47	200,000	187,060
6.04%, 03/12/55 (a)(b)	200,000	214,978
BOKF NA
6.11%, 11/06/40 (a)(b)	250,000	261,875
Canadian Imperial Bank of Commerce
3.45%, 04/07/27 (a)	200,000	199,382
5.24%, 06/28/27	200,000	203,686
5.00%, 04/28/28 (a)	250,000	255,800
4.24%, 09/08/28 (a)(b)	200,000	200,986
5.99%, 10/03/28 (a)	200,000	209,892
4.86%, 03/30/29 (a)(b)	250,000	254,485
See financial notes
Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.26%, 04/08/29 (a)	200,000	207,512
4.28%, 01/29/30 (a)(b)	300,000	302,052
4.63%, 09/11/30 (a)(b)	200,000	203,576
5.25%, 01/13/31 (a)(b)	200,000	207,784
4.58%, 09/08/31 (a)(b)	200,000	203,196
3.60%, 04/07/32 (a)	200,000	192,722
6.09%, 10/03/33 (a)	250,000	274,370
Capital One Financial Corp.
3.75%, 03/09/27 (a)	300,000	299,589
3.65%, 05/11/27 (a)	250,000	249,200
3.80%, 01/31/28 (a)	200,000	199,406
4.93%, 05/10/28 (a)(b)	300,000	303,099
5.47%, 02/01/29 (a)(b)	200,000	205,094
6.31%, 06/08/29 (a)(b)	300,000	313,746
5.70%, 02/01/30 (a)(b)	200,000	208,334
3.27%, 03/01/30 (a)(b)	200,000	195,114
5.25%, 07/26/30 (a)(b)	200,000	206,630
5.46%, 07/26/30 (a)(b)	200,000	207,548
4.49%, 09/11/31 (a)(b)	220,000	220,147
7.62%, 10/30/31 (a)(b)	300,000	339,018
4.72%, 01/30/32 (a)(b)	375,000	377,974
2.36%, 07/29/32 (a)(b)	150,000	132,291
2.62%, 11/02/32 (a)(b)	200,000	181,248
6.70%, 11/29/32 (a)	150,000	166,956
5.27%, 05/10/33 (a)(b)	200,000	205,412
5.82%, 02/01/34 (a)(b)	250,000	263,892
6.38%, 06/08/34 (a)(b)	300,000	325,545
7.96%, 11/02/34 (a)(b)	150,000	176,613
6.05%, 02/01/35 (a)(b)	200,000	212,618
5.88%, 07/26/35 (a)(b)	200,000	210,832
6.18%, 01/30/36 (a)(b)	300,000	312,204
5.20%, 09/11/36 (a)(b)	260,000	259,433
5.40%, 01/30/37 (a)(b)	275,000	277,585
Capital One NA
4.65%, 09/13/28 (a)	250,000	253,933
Citibank NA
4.58%, 05/29/27 (a)	400,000	403,588
5.80%, 09/29/28 (a)	650,000	680,680
4.84%, 08/06/29 (a)	250,000	256,858
4.91%, 05/29/30 (a)	500,000	516,350
5.57%, 04/30/34 (a)	550,000	584,974
Citigroup, Inc.
4.45%, 09/29/27	680,000	684,141
6.63%, 01/15/28	100,000	105,086
4.64%, 05/07/28 (a)(b)	400,000	402,848
4.66%, 05/24/28 (a)(b)	300,000	302,259
3.67%, 07/24/28 (a)(b)	500,000	497,665
4.13%, 07/25/28	350,000	350,514
3.52%, 10/27/28 (a)(b)	400,000	397,008
4.79%, 03/04/29 (a)(b)	400,000	405,908
4.08%, 04/23/29 (a)(b)	400,000	400,404
5.17%, 02/13/30 (a)(b)	500,000	515,180
3.98%, 03/20/30 (a)(b)	450,000	448,627
4.54%, 09/19/30 (a)(b)	550,000	556,462
2.98%, 11/05/30 (a)(b)	400,000	383,428
2.67%, 01/29/31 (a)(b)	400,000	377,704
4.41%, 03/31/31 (a)(b)	700,000	703,808
4.95%, 05/07/31 (a)(b)	400,000	410,944
2.57%, 06/03/31 (a)(b)	650,000	607,717
4.50%, 09/11/31 (a)(b)	550,000	554,444
2.56%, 05/01/32 (a)(b)	575,000	526,706
6.63%, 06/15/32	200,000	222,558
2.52%, 11/03/32 (a)(b)	300,000	271,536
3.06%, 01/25/33 (a)(b)	550,000	508,887
5.88%, 02/22/33	100,000	107,644
3.79%, 03/17/33 (a)(b)	575,000	552,943
4.91%, 05/24/33 (a)(b)	475,000	484,334
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.00%, 10/31/33	150,000	161,672
6.27%, 11/17/33 (a)(b)	500,000	548,940
6.17%, 05/25/34 (a)(b)	600,000	640,764
5.59%, 11/19/34 (a)(b)	200,000	206,326
5.83%, 02/13/35 (a)(b)	450,000	468,832
5.45%, 06/11/35 (a)(b)	450,000	469,228
6.02%, 01/24/36 (a)(b)	550,000	577,307
5.33%, 03/27/36 (a)(b)	400,000	412,380
6.13%, 08/25/36	100,000	107,158
5.17%, 09/11/36 (a)(b)	540,000	549,239
3.88%, 01/24/39 (a)(b)	200,000	178,608
8.13%, 07/15/39	345,000	444,436
5.41%, 09/19/39 (a)(b)	200,000	201,394
5.32%, 03/26/41 (a)(b)	300,000	301,662
5.88%, 01/30/42	205,000	216,904
2.90%, 11/03/42 (a)(b)	200,000	149,104
6.68%, 09/13/43	200,000	225,930
5.30%, 05/06/44	150,000	145,658
4.65%, 07/30/45	180,000	164,711
4.75%, 05/18/46	380,000	338,895
4.28%, 04/24/48 (a)(b)	250,000	214,685
4.65%, 07/23/48 (a)	450,000	401,949
5.61%, 03/04/56 (a)(b)	360,000	361,858
Citizens Financial Group, Inc.
5.84%, 01/23/30 (a)(b)	250,000	261,410
2.50%, 02/06/30 (a)	250,000	235,013
3.25%, 04/30/30 (a)	150,000	144,266
5.25%, 03/05/31 (a)(b)	200,000	206,322
5.72%, 07/23/32 (a)(b)	200,000	210,790
2.64%, 09/30/32 (a)	100,000	87,967
6.65%, 04/25/35 (a)(b)	150,000	166,080
5.64%, 05/21/37 (a)(b)	100,000	102,805
Commonwealth Bank of Australia
4.15%, 10/01/30	250,000	252,625
Cooperatieve Rabobank UA
5.04%, 03/05/27	250,000	253,355
4.88%, 01/21/28	250,000	255,745
3.96%, 10/17/28	250,000	251,608
4.80%, 01/09/29	250,000	256,995
4.49%, 10/17/29	250,000	255,865
5.25%, 05/24/41	200,000	202,644
5.75%, 12/01/43	250,000	255,165
5.25%, 08/04/45	250,000	239,573
Deutsche Bank AG
5.37%, 09/09/27	150,000	153,867
5.37%, 01/10/29 (a)(b)	150,000	153,290
6.72%, 01/18/29 (a)(b)	300,000	313,758
5.41%, 05/10/29	150,000	156,419
6.82%, 11/20/29 (a)(b)	250,000	266,317
5.00%, 09/11/30 (a)(b)	200,000	204,308
5.30%, 05/09/31 (a)(b)	300,000	309,831
5.88%, 07/08/31 (a)(b)	200,000	208,464
4.95%, 08/04/31 (a)(b)	300,000	305,598
3.55%, 09/18/31 (a)(b)	350,000	336,213
4.47%, 12/10/31 (a)(b)	200,000	201,228
3.73%, 01/14/32 (a)(b)	200,000	190,474
4.73%, 02/06/32 (a)(b)	200,000	201,710
3.04%, 05/28/32 (a)(b)	150,000	139,046
4.88%, 12/01/32 (a)(b)	200,000	200,808
3.74%, 01/07/33 (a)(b)	200,000	187,436
7.08%, 02/10/34 (a)(b)	200,000	220,180
5.40%, 09/11/35 (a)(b)(c)	250,000	256,380
Fifth Third Bancorp
2.55%, 05/05/27 (a)	150,000	147,743
3.95%, 03/14/28 (a)	150,000	150,066
4.06%, 04/25/28 (a)(b)	100,000	99,991
6.36%, 10/27/28 (a)(b)	200,000	207,608
See financial notes

Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.34%, 07/27/29 (a)(b)	200,000	210,328
4.77%, 07/28/30 (a)(b)	200,000	203,328
4.90%, 09/06/30 (a)(b)	100,000	102,135
5.63%, 01/29/32 (a)(b)	200,000	210,888
4.57%, 04/29/32 (a)(b)	200,000	201,198
4.34%, 04/25/33 (a)(b)	100,000	98,913
5.14%, 01/29/37 (a)(b)	200,000	200,550
8.25%, 03/01/38	200,000	248,048
Fifth Third Financial Corp.
4.00%, 02/01/29 (a)	250,000	249,953
5.98%, 01/30/30 (a)(b)	250,000	262,092
First Citizens BancShares, Inc.
5.23%, 03/12/31 (a)(b)	100,000	101,609
5.60%, 09/05/35 (a)(b)	210,000	211,212
6.25%, 03/12/40 (a)(b)	100,000	101,947
First Horizon Bank
5.75%, 05/01/30 (a)	250,000	260,197
First-Citizens Bank & Trust Co.
6.13%, 03/09/28	100,000	103,471
FNB Corp.
5.72%, 12/11/30 (a)(b)	100,000	102,866
Goldman Sachs Capital I
6.35%, 02/15/34	150,000	161,669
Goldman Sachs Group, Inc.
3.62%, 03/15/28 (a)(b)	625,000	622,187
4.94%, 04/23/28 (a)(b)	450,000	454,356
3.69%, 06/05/28 (a)(b)	500,000	497,895
4.48%, 08/23/28 (a)(b)	450,000	452,965
4.15%, 01/21/29 (a)(b)	700,000	700,287
3.81%, 04/23/29 (a)(b)	450,000	447,444
4.22%, 05/01/29 (a)(b)	625,000	626,737
4.15%, 10/21/29 (a)(b)	450,000	450,306
6.48%, 10/24/29 (a)(b)	500,000	529,395
2.60%, 02/07/30 (a)	350,000	331,009
3.80%, 03/15/30 (a)	475,000	470,492
5.73%, 04/25/30 (a)(b)	500,000	522,450
5.05%, 07/23/30 (a)(b)	450,000	461,682
4.69%, 10/23/30 (a)(b)	350,000	355,666
5.21%, 01/28/31 (a)(b)	400,000	414,360
5.22%, 04/23/31 (a)(b)	600,000	621,396
4.37%, 10/21/31 (a)(b)	600,000	600,132
4.52%, 01/21/32 (a)(b)	750,000	754,687
1.99%, 01/27/32 (a)(b)	500,000	447,445
2.62%, 04/22/32 (a)(b)	675,000	620,035
2.38%, 07/21/32 (a)(b)	700,000	631,631
2.65%, 10/21/32 (a)(b)	600,000	546,432
6.13%, 02/15/33	175,000	191,863
3.10%, 02/24/33 (a)(b)	700,000	649,313
6.56%, 10/24/34 (a)(b)	250,000	278,960
5.85%, 04/25/35 (a)(b)	500,000	533,890
5.33%, 07/23/35 (a)(b)	550,000	567,259
5.02%, 10/23/35 (a)(b)	675,000	682,681
5.54%, 01/28/36 (a)(b)	550,000	575,525
6.45%, 05/01/36	150,000	165,384
4.94%, 10/21/36 (a)(b)	675,000	672,644
5.07%, 01/21/37 (a)(b)	900,000	906,390
6.75%, 10/01/37	1,000,000	1,123,040
4.02%, 10/31/38 (a)(b)	475,000	429,466
4.41%, 04/23/39 (a)(b)	300,000	279,537
6.25%, 02/01/41	450,000	492,421
5.39%, 02/02/41 (a)(b)	450,000	446,931
3.21%, 04/22/42 (a)(b)	400,000	308,860
2.91%, 07/21/42 (a)(b)	250,000	185,090
3.44%, 02/24/43 (a)(b)	375,000	294,709
4.80%, 07/08/44 (a)	325,000	300,843
5.15%, 05/22/45	350,000	330,057
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.75%, 10/21/45 (a)	350,000	317,898
5.56%, 11/19/45 (a)(b)	550,000	551,342
5.54%, 01/21/47 (a)(b)	500,000	497,935
5.73%, 01/28/56 (a)(b)	550,000	558,184
HSBC Bank USA NA
5.88%, 11/01/34	250,000	268,185
7.00%, 01/15/39	250,000	294,487
HSBC Holdings PLC
4.04%, 03/13/28 (a)(b)	400,000	400,212
5.60%, 05/17/28 (a)(b)	300,000	305,463
4.76%, 06/09/28 (a)(b)	450,000	453,973
5.21%, 08/11/28 (a)(b)	400,000	406,376
2.01%, 09/22/28 (a)(b)	350,000	339,500
7.39%, 11/03/28 (a)(b)	400,000	421,480
5.13%, 11/19/28 (a)(b)	300,000	305,493
4.90%, 03/03/29 (a)(b)	400,000	406,472
6.16%, 03/09/29 (a)(b)	450,000	468,112
4.58%, 06/19/29 (a)(b)	600,000	606,126
2.21%, 08/17/29 (a)(b)	400,000	382,372
5.55%, 03/04/30 (a)(b)	250,000	259,942
4.95%, 03/31/30	400,000	412,444
3.97%, 05/22/30 (a)(b)	650,000	646,054
5.29%, 11/19/30 (a)(b)	400,000	414,680
5.13%, 03/03/31 (a)(b)	400,000	412,812
5.24%, 05/13/31 (a)(b)	400,000	414,476
2.85%, 06/04/31 (a)(b)	250,000	236,058
2.36%, 08/18/31 (a)(b)	250,000	230,338
4.62%, 11/06/31 (a)(b)	410,000	414,715
5.73%, 05/17/32 (a)(b)	250,000	265,135
2.80%, 05/24/32 (a)(b)	500,000	461,815
2.87%, 11/22/32 (a)(b)	350,000	322,136
4.76%, 03/29/33 (a)(b)	400,000	400,896
5.40%, 08/11/33 (a)(b)	450,000	470,074
8.11%, 11/03/33 (a)(b)	400,000	472,136
6.25%, 03/09/34 (a)(b)	400,000	437,400
6.55%, 06/20/34 (a)(b)	300,000	325,785
7.40%, 11/13/34 (a)(b)	400,000	457,912
5.72%, 03/04/35 (a)(b)	200,000	212,646
5.87%, 11/18/35 (a)(b)	200,000	210,032
5.45%, 03/03/36 (a)(b)	400,000	415,456
6.50%, 05/02/36	400,000	441,470
5.79%, 05/13/36 (a)(b)	400,000	425,548
5.74%, 09/10/36 (a)(b)	270,000	279,709
5.13%, 11/06/36 (a)(b)	410,000	414,432
6.50%, 09/15/37	405,000	446,654
6.80%, 06/01/38	400,000	453,534
6.10%, 01/14/42	200,000	218,758
6.33%, 03/09/44 (a)(b)	500,000	553,725
5.25%, 03/14/44	200,000	196,714
HSBC USA, Inc.
5.29%, 03/04/27	200,000	202,942
4.65%, 06/03/28	200,000	203,366
Huntington Bancshares, Inc.
4.44%, 08/04/28 (a)(b)	200,000	201,304
6.21%, 08/21/29 (a)(b)	250,000	262,620
2.55%, 02/04/30 (a)	150,000	141,248
5.27%, 01/15/31 (a)(b)	200,000	207,062
4.62%, 01/28/32 (a)(b)	200,000	201,996
5.02%, 05/17/33 (a)(b)	100,000	102,141
5.71%, 02/02/35 (a)(b)	200,000	210,676
2.49%, 08/15/36 (a)(b)	150,000	132,426
6.14%, 11/18/39 (a)(b)	100,000	105,252
5.61%, 01/28/41 (a)(b)	200,000	201,044
Huntington National Bank
4.87%, 04/12/28 (a)(b)	250,000	252,130
4.55%, 05/17/28 (a)(b)	250,000	251,815
5.65%, 01/10/30 (a)	250,000	263,330
See financial notes
Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
ING Groep NV
3.95%, 03/29/27	200,000	200,228
4.02%, 03/28/28 (a)(b)	250,000	250,133
4.55%, 10/02/28	300,000	304,116
4.86%, 03/25/29 (a)(b)	200,000	203,358
4.05%, 04/09/29	200,000	200,274
5.34%, 03/19/30 (a)(b)	200,000	207,210
5.07%, 03/25/31 (a)(b)	200,000	206,344
2.73%, 04/01/32 (a)(b)	200,000	185,948
4.25%, 03/28/33 (a)(b)	200,000	198,124
6.11%, 09/11/34 (a)(b)	200,000	217,948
5.55%, 03/19/35 (a)(b)	200,000	209,676
5.53%, 03/25/36 (a)(b)	200,000	209,624
JPMorgan Chase & Co.
8.00%, 04/29/27	150,000	156,972
4.25%, 10/01/27	250,000	251,825
3.63%, 12/01/27 (a)	150,000	149,276
5.57%, 04/22/28 (a)(b)	500,000	508,675
4.32%, 04/26/28 (a)(b)	600,000	602,136
3.54%, 05/01/28 (a)(b)	450,000	447,507
2.18%, 06/01/28 (a)(b)	300,000	293,580
4.98%, 07/22/28 (a)(b)	350,000	354,476
4.85%, 07/25/28 (a)(b)	650,000	657,624
4.51%, 10/22/28 (a)(b)	350,000	353,080
3.51%, 01/23/29 (a)(b)	450,000	446,265
4.92%, 01/24/29 (a)(b)	400,000	407,200
4.01%, 04/23/29 (a)(b)	400,000	400,052
2.07%, 06/01/29 (a)(b)	350,000	335,664
4.20%, 07/23/29 (a)(b)	450,000	451,998
5.30%, 07/24/29 (a)(b)	500,000	514,625
6.09%, 10/23/29 (a)(b)	400,000	420,312
4.45%, 12/05/29 (a)(b)	450,000	454,846
5.01%, 01/23/30 (a)(b)	425,000	436,789
5.58%, 04/22/30 (a)(b)	500,000	522,410
3.70%, 05/06/30 (a)(b)	450,000	445,518
4.57%, 06/14/30 (a)(b)	400,000	406,248
5.00%, 07/22/30 (a)(b)	500,000	515,215
8.75%, 09/01/30	150,000	177,264
2.74%, 10/15/30 (a)(b)	800,000	764,984
4.60%, 10/22/30 (a)(b)	450,000	458,397
5.14%, 01/24/31 (a)(b)	500,000	518,850
4.49%, 03/24/31 (a)(b)	550,000	557,700
2.52%, 04/22/31 (a)(b)	500,000	469,230
5.10%, 04/22/31 (a)(b)	450,000	466,663
2.96%, 05/13/31 (a)(b)	575,000	547,072
4.26%, 10/22/31 (a)(b)	350,000	351,001
1.76%, 11/19/31 (a)(b)	250,000	223,993
4.35%, 01/22/32 (a)(b)	475,000	477,375
1.95%, 02/04/32 (a)(b)	550,000	493,421
2.58%, 04/22/32 (a)(b)	675,000	622,721
2.55%, 11/08/32 (a)(b)	575,000	523,710
2.96%, 01/25/33 (a)(b)	700,000	649,362
4.59%, 04/26/33 (a)(b)	450,000	454,590
4.91%, 07/25/33 (a)(b)	875,000	897,951
5.72%, 09/14/33 (a)(b)	650,000	689,429
5.35%, 06/01/34 (a)(b)	850,000	889,899
6.25%, 10/23/34 (a)(b)	550,000	605,077
5.34%, 01/23/35 (a)(b)	550,000	573,309
5.77%, 04/22/35 (a)(b)	550,000	588,962
5.29%, 07/22/35 (a)(b)	650,000	674,862
4.95%, 10/22/35 (a)(b)	550,000	558,365
5.50%, 01/24/36 (a)(b)	500,000	526,055
5.57%, 04/22/36 (a)(b)	650,000	686,816
5.58%, 07/23/36 (a)(b)	720,000	748,577
4.81%, 10/22/36 (a)(b)	575,000	573,907
4.90%, 01/22/37 (a)(b)	750,000	754,357
5.19%, 02/05/37 (a)(b)	750,000	758,287
6.40%, 05/15/38	450,000	512,523
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.88%, 07/24/38 (a)(b)	475,000	430,559
5.50%, 10/15/40	230,000	242,719
3.11%, 04/22/41 (a)(b)	250,000	198,268
5.60%, 07/15/41	350,000	366,243
2.53%, 11/19/41 (a)(b)	300,000	219,120
5.40%, 01/06/42	250,000	256,233
3.16%, 04/22/42 (a)(b)	375,000	293,831
5.63%, 08/16/43	250,000	258,320
4.85%, 02/01/44	200,000	192,132
4.95%, 06/01/45	350,000	332,437
5.53%, 11/29/45 (a)(b)	525,000	537,064
4.26%, 02/22/48 (a)(b)	350,000	301,420
4.03%, 07/24/48 (a)(b)	325,000	269,379
3.96%, 11/15/48 (a)(b)	650,000	530,887
3.90%, 01/23/49 (a)(b)	375,000	302,122
3.11%, 04/22/51 (a)(b)	400,000	275,020
3.33%, 04/22/52 (a)(b)	650,000	464,912
Keybank National Association
5.85%, 11/15/27 (a)	250,000	257,480
4.39%, 12/14/27	250,000	252,060
4.90%, 08/08/32	250,000	251,283
5.00%, 01/26/33 (a)	250,000	253,028
KeyCorp
2.25%, 04/06/27	150,000	147,281
4.10%, 04/30/28	100,000	100,345
2.55%, 10/01/29	100,000	95,041
5.12%, 04/04/31 (a)(b)	100,000	102,600
4.79%, 06/01/33 (a)(b)	100,000	100,581
6.40%, 03/06/35 (a)(b)	150,000	163,595
5.31%, 01/28/37 (a)(b)	100,000	100,865
Lloyds Banking Group PLC
3.75%, 03/18/28 (a)(b)	200,000	199,594
4.38%, 03/22/28	300,000	302,499
4.55%, 08/16/28	200,000	202,830
3.57%, 11/07/28 (a)(b)	400,000	397,444
5.09%, 11/26/28 (a)(b)	200,000	203,784
5.87%, 03/06/29 (a)(b)	200,000	207,294
4.82%, 06/13/29 (a)(b)	230,000	233,836
4.24%, 02/10/30 (a)(b)	450,000	452,232
5.72%, 06/05/30 (a)(b)	300,000	315,012
4.43%, 11/04/31 (a)(b)	200,000	200,904
4.98%, 08/11/33 (a)(b)	200,000	205,000
7.95%, 11/15/33 (a)(b)	200,000	234,970
5.68%, 01/05/35 (a)(b)	450,000	476,865
5.59%, 11/26/35 (a)(b)	200,000	210,390
6.07%, 06/13/36 (a)(b)	230,000	242,250
4.94%, 11/04/36 (a)(b)	200,000	198,850
5.30%, 12/01/45	200,000	193,116
3.37%, 12/14/46 (a)(b)	200,000	151,514
5.67%, 02/10/47 (a)(b)	200,000	202,104
4.34%, 01/09/48	300,000	254,400
M&T Bank Corp.
4.83%, 01/16/29 (a)(b)	100,000	101,647
7.41%, 10/30/29 (a)(b)	200,000	216,938
5.18%, 07/08/31 (a)(b)	140,000	144,624
6.08%, 03/13/32 (a)(b)	200,000	214,012
5.05%, 01/27/34 (a)(b)	250,000	254,008
5.40%, 07/30/35 (a)(b)	220,000	223,461
5.39%, 01/16/36 (a)(b)	200,000	205,168
Manufacturers & Traders Trust Co.
4.70%, 01/27/28 (a)	250,000	253,668
Mitsubishi UFJ Financial Group, Inc.
3.29%, 07/25/27	250,000	248,493
3.96%, 03/02/28	250,000	250,753
4.08%, 04/19/28 (a)(b)	200,000	200,342
5.02%, 07/20/28 (a)(b)	200,000	203,004
See financial notes

Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.05%, 09/11/28	250,000	251,320
5.35%, 09/13/28 (a)(b)	200,000	204,262
5.42%, 02/22/29 (a)(b)	200,000	205,536
3.74%, 03/07/29	300,000	298,914
5.24%, 04/19/29 (a)(b)	200,000	205,286
3.20%, 07/18/29	200,000	194,822
2.56%, 02/25/30	200,000	189,022
5.26%, 04/17/30 (a)(b)	200,000	207,062
2.05%, 07/17/30	250,000	229,670
5.20%, 01/16/31 (a)(b)	200,000	207,556
5.48%, 02/22/31 (a)(b)	200,000	209,688
5.16%, 04/24/31 (a)(b)	200,000	207,542
4.53%, 09/12/31 (a)(b)	200,000	202,536
4.51%, 01/14/32 (a)(b)	200,000	201,936
2.31%, 07/20/32 (a)(b)	200,000	181,256
2.49%, 10/13/32 (a)(b)	200,000	181,934
2.85%, 01/19/33 (a)(b)	200,000	184,202
4.32%, 04/19/33 (a)(b)	200,000	199,142
5.13%, 07/20/33 (a)(b)	300,000	311,502
5.47%, 09/13/33 (a)(b)	200,000	211,584
5.44%, 02/22/34 (a)(b)	200,000	211,022
5.41%, 04/19/34 (a)(b)	200,000	210,722
5.43%, 04/17/35 (a)(b)	250,000	262,892
5.57%, 01/16/36 (a)(b)	200,000	211,606
5.62%, 04/24/36 (a)(b)	250,000	265,120
5.19%, 09/12/36 (a)(b)	200,000	204,816
5.06%, 01/14/37 (a)(b)	300,000	304,320
4.29%, 07/26/38	100,000	96,046
4.15%, 03/07/39	100,000	94,180
3.75%, 07/18/39	200,000	177,882
Mizuho Financial Group, Inc.
3.17%, 09/11/27	300,000	297,234
4.02%, 03/05/28	200,000	200,930
5.41%, 09/13/28 (a)(b)	200,000	204,580
5.67%, 05/27/29 (a)(b)	200,000	207,264
5.78%, 07/06/29 (a)(b)	300,000	312,072
5.38%, 05/26/30 (a)(b)	200,000	207,768
3.15%, 07/16/30 (a)(b)	200,000	194,050
5.10%, 05/13/31 (a)(b)	200,000	207,044
5.74%, 05/27/31 (a)(b)	200,000	212,046
4.71%, 07/08/31 (a)(b)	200,000	204,006
2.20%, 07/10/31 (a)(b)	250,000	230,205
1.98%, 09/08/31 (a)(b)	250,000	227,183
2.56%, 09/13/31	200,000	181,724
2.26%, 07/09/32 (a)(b)	200,000	180,370
5.67%, 09/13/33 (a)(b)	200,000	214,072
5.75%, 05/27/34 (a)(b)	200,000	213,858
5.75%, 07/06/34 (a)(b)	200,000	213,854
5.58%, 05/26/35 (a)(b)	200,000	211,888
5.42%, 05/13/36 (a)(b)	200,000	209,396
5.32%, 07/08/36 (a)(b)	200,000	207,522
Morgan Stanley
3.95%, 04/23/27	350,000	349,902
5.65%, 04/13/28 (a)(b)	300,000	305,388
4.21%, 04/20/28 (a)(b)	475,000	475,936
3.59%, 07/22/28 (a)(b)	550,000	546,903
6.30%, 10/18/28 (a)(b)	400,000	414,516
3.77%, 01/24/29 (a)(b)	550,000	547,811
5.12%, 02/01/29 (a)(b)	500,000	510,365
4.99%, 04/12/29 (a)(b)	400,000	407,344
5.16%, 04/20/29 (a)(b)	500,000	511,295
5.45%, 07/20/29 (a)(b)	400,000	412,500
4.13%, 10/18/29 (a)(b)	375,000	375,615
6.41%, 11/01/29 (a)(b)	400,000	423,240
4.24%, 01/09/30 (a)(b)	450,000	451,584
5.17%, 01/16/30 (a)(b)	400,000	411,144
4.43%, 01/23/30 (a)(b)	575,000	580,284
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.66%, 04/18/30 (a)(b)	500,000	522,350
5.04%, 07/19/30 (a)(b)	400,000	411,244
4.65%, 10/18/30 (a)(b)	550,000	559,080
5.23%, 01/15/31 (a)(b)	500,000	517,825
2.70%, 01/22/31 (a)(b)	650,000	614,861
3.62%, 04/01/31 (a)(b)	600,000	586,674
5.19%, 04/17/31 (a)(b)	450,000	466,078
4.36%, 10/22/31 (a)(b)	500,000	500,765
4.49%, 01/16/32 (a)(b)	600,000	603,414
1.79%, 02/13/32 (a)(b)	500,000	442,775
7.25%, 04/01/32	180,000	208,523
1.93%, 04/28/32 (a)(b)	450,000	399,352
2.24%, 07/21/32 (a)(b)	650,000	583,043
2.51%, 10/20/32 (a)(b)	450,000	407,988
2.94%, 01/21/33 (a)(b)	500,000	460,705
4.89%, 07/20/33 (a)(b)	400,000	407,796
6.34%, 10/18/33 (a)(b)	550,000	605,093
5.25%, 04/21/34 (a)(b)	650,000	673,510
5.42%, 07/21/34 (a)(b)	475,000	496,475
6.63%, 11/01/34 (a)(b)	350,000	393,039
5.47%, 01/18/35 (a)(b)	450,000	470,907
5.83%, 04/19/35 (a)(b)	575,000	614,755
5.32%, 07/19/35 (a)(b)	600,000	621,306
5.59%, 01/18/36 (a)(b)	550,000	578,242
5.66%, 04/17/36 (a)(b)	550,000	581,438
2.48%, 09/16/36 (a)(b)	575,000	508,938
4.89%, 10/22/36 (a)(b)	625,000	622,112
5.07%, 01/30/37 (a)(b)	750,000	756,697
5.30%, 04/20/37 (a)(b)	350,000	358,701
5.95%, 01/19/38 (a)(b)	400,000	422,100
3.97%, 07/22/38 (a)(b)	400,000	363,692
5.94%, 02/07/39 (a)(b)	250,000	263,257
4.46%, 04/22/39 (a)(b)	200,000	189,760
5.31%, 01/18/41 (a)(b)	275,000	273,727
3.22%, 04/22/42 (a)(b)	350,000	276,563
6.38%, 07/24/42	375,000	419,362
4.30%, 01/27/45	480,000	419,006
4.38%, 01/22/47	400,000	348,324
5.60%, 03/24/51 (a)(b)	450,000	456,084
2.80%, 01/25/52 (a)(b)	350,000	224,865
5.52%, 11/19/55 (a)(b)	550,000	549,114
Morgan Stanley Bank NA
5.50%, 05/26/28 (a)(b)	600,000	610,878
4.97%, 07/14/28 (a)(b)	250,000	253,310
5.02%, 01/12/29 (a)(b)	400,000	407,764
Morgan Stanley Private Bank NA
4.47%, 07/06/28 (a)(b)	360,000	362,423
4.20%, 11/17/28 (a)(b)	430,000	431,612
4.21%, 02/08/30 (a)(b)	475,000	477,342
4.73%, 07/18/31 (a)(b)	540,000	549,850
4.47%, 11/19/31 (a)(b)	550,000	553,311
National Australia Bank Ltd.
3.91%, 06/09/27	250,000	250,800
5.09%, 06/11/27	250,000	254,373
4.94%, 01/12/28	250,000	255,780
4.31%, 06/13/28	250,000	253,213
4.90%, 06/13/28	250,000	256,433
4.79%, 01/10/29	250,000	257,373
4.53%, 06/13/30	250,000	256,363
National Bank of Canada
5.60%, 12/18/28	250,000	260,987
4.17%, 01/20/29 (a)(b)	250,000	250,948
4.50%, 10/10/29	250,000	254,038
NatWest Group PLC
5.58%, 03/01/28 (a)(b)	200,000	203,186
3.07%, 05/22/28 (a)(b)	200,000	197,948
5.52%, 09/30/28 (a)(b)	200,000	204,738
See financial notes
Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.89%, 05/18/29 (a)(b)	300,000	305,388
5.81%, 09/13/29 (a)(b)	200,000	208,418
5.08%, 01/27/30 (a)(b)	400,000	410,444
4.45%, 05/08/30 (a)(b)	200,000	201,678
4.96%, 08/15/30 (a)(b)	250,000	256,148
5.12%, 05/23/31 (a)(b)	200,000	206,350
6.02%, 03/02/34 (a)(b)	200,000	215,782
6.48%, 06/01/34 (a)(b)	200,000	211,044
5.78%, 03/01/35 (a)(b)	200,000	212,734
3.03%, 11/28/35 (a)(b)	250,000	232,960
Northern Trust Corp.
4.00%, 05/10/27 (a)	100,000	100,328
3.65%, 08/03/28 (a)	100,000	100,034
3.15%, 05/03/29 (a)	100,000	98,186
1.95%, 05/01/30 (a)	200,000	184,774
4.15%, 11/19/30	90,000	90,779
6.13%, 11/02/32 (a)	200,000	219,104
5.12%, 11/19/40 (a)(b)	140,000	140,438
Pinnacle Bank/Nashville TN
5.63%, 02/15/28 (a)	250,000	255,295
Pinnacle Financial Partners, Inc.
6.17%, 11/01/30 (a)(b)	75,000	78,572
PNC Bank NA
3.10%, 10/25/27 (a)	250,000	247,370
3.25%, 01/22/28 (a)	250,000	247,988
4.43%, 07/21/28 (a)(b)	250,000	251,698
4.05%, 07/26/28	250,000	250,385
2.70%, 10/22/29	250,000	238,255
PNC Financial Services Group, Inc.
3.15%, 05/19/27 (a)	200,000	198,538
5.35%, 12/02/28 (a)(b)	250,000	256,370
4.08%, 01/26/29 (a)(b)	250,000	250,800
3.45%, 04/23/29 (a)	250,000	247,500
5.58%, 06/12/29 (a)(b)	475,000	492,166
2.55%, 01/22/30 (a)	375,000	355,575
5.49%, 05/14/30 (a)(b)	300,000	313,323
5.22%, 01/29/31 (a)(b)	200,000	207,782
4.90%, 05/13/31 (a)(b)	200,000	205,488
2.31%, 04/23/32 (a)(b)	200,000	182,344
4.81%, 10/21/32 (a)(b)	250,000	255,673
4.63%, 06/06/33 (a)(b)	150,000	149,840
6.04%, 10/28/33 (a)(b)	250,000	271,447
5.07%, 01/24/34 (a)(b)	250,000	258,022
5.94%, 08/18/34 (a)(b)	150,000	162,200
6.88%, 10/20/34 (a)(b)	400,000	454,716
5.68%, 01/22/35 (a)(b)	250,000	265,370
5.40%, 07/23/35 (a)(b)	250,000	260,470
5.58%, 01/29/36 (a)(b)	400,000	421,568
5.37%, 07/21/36 (a)(b)	270,000	279,874
5.42%, 01/25/41 (a)(b)	275,000	277,775
Regions Financial Corp.
1.80%, 08/12/28 (a)	250,000	237,113
5.72%, 06/06/30 (a)(b)	250,000	261,907
5.50%, 09/06/35 (a)(b)	200,000	207,190
7.38%, 12/10/37	100,000	117,054
Royal Bank of Canada
3.63%, 05/04/27	200,000	199,744
4.24%, 08/03/27	250,000	251,658
6.00%, 11/01/27	250,000	258,940
4.90%, 01/12/28	150,000	153,189
4.72%, 03/27/28 (a)(b)	200,000	201,812
5.20%, 08/01/28	200,000	206,106
4.52%, 10/18/28 (a)(b)	150,000	151,542
4.00%, 11/03/28 (a)(b)	150,000	150,230
4.97%, 01/24/29 (a)(b)	300,000	306,066
4.95%, 02/01/29	200,000	206,394
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.50%, 08/06/29 (a)(b)	200,000	202,484
4.97%, 08/02/30 (a)(b)	300,000	308,745
4.65%, 10/18/30 (a)(b)	350,000	356,958
5.15%, 02/04/31 (a)(b)	300,000	311,337
4.97%, 05/02/31 (a)(b)	175,000	180,667
4.70%, 08/06/31 (a)(b)	200,000	204,472
2.30%, 11/03/31	250,000	228,263
4.31%, 11/03/31 (a)(b)	200,000	201,304
3.88%, 05/04/32	150,000	147,510
5.00%, 02/01/33	300,000	311,451
5.00%, 05/02/33	150,000	155,709
5.15%, 02/01/34	200,000	210,636
Santander Holdings USA, Inc.
4.40%, 07/13/27 (a)	150,000	150,266
6.50%, 03/09/29 (a)(b)	200,000	208,322
5.47%, 03/20/29 (a)(b)	150,000	153,365
6.57%, 06/12/29 (a)(b)	100,000	104,515
6.17%, 01/09/30 (a)(b)	200,000	208,776
5.35%, 09/06/30 (a)(b)	200,000	205,796
5.74%, 03/20/31 (a)(b)	150,000	156,162
7.66%, 11/09/31 (a)(b)	100,000	112,908
6.34%, 05/31/35 (a)(b)	150,000	161,696
Santander U.K. Group Holdings PLC
3.82%, 11/03/28 (a)(b)	250,000	248,985
6.53%, 01/10/29 (a)(b)	200,000	208,698
4.32%, 09/22/29 (a)(b)	240,000	240,910
5.69%, 04/15/31 (a)(b)	200,000	210,030
2.90%, 03/15/32 (a)(b)	200,000	185,798
5.14%, 09/22/36 (a)(b)	200,000	200,466
Simmons First National Corp.
6.25%, 10/01/35 (a)(b)	60,000	61,058
Southstate Bank Corp.
7.00%, 06/13/35 (a)(b)	70,000	74,323
State Street Bank & Trust Co.
4.78%, 11/23/29	250,000	258,305
State Street Corp.
4.99%, 03/18/27 (a)	150,000	151,830
4.33%, 10/22/27 (a)	200,000	201,906
4.54%, 02/28/28 (a)	250,000	253,998
4.54%, 04/24/28 (a)(b)	125,000	125,931
5.82%, 11/04/28 (a)(b)	100,000	103,162
4.53%, 02/20/29 (a)(b)	150,000	151,970
5.68%, 11/21/29 (a)(b)	250,000	261,412
4.14%, 12/03/29 (a)(b)	100,000	100,715
2.40%, 01/24/30	100,000	95,126
4.73%, 02/28/30 (a)	125,000	128,520
4.83%, 04/24/30 (a)	200,000	206,142
2.20%, 03/03/31	200,000	182,140
3.15%, 03/30/31 (a)(b)	100,000	96,937
4.68%, 10/22/32 (a)(b)	150,000	153,336
2.62%, 02/07/33 (a)(b)	100,000	91,083
4.42%, 05/13/33 (a)(b)	100,000	100,419
4.16%, 08/04/33 (a)(b)	100,000	98,770
4.82%, 01/26/34 (a)(b)	150,000	153,087
5.16%, 05/18/34 (a)(b)	200,000	207,852
3.03%, 11/01/34 (a)(b)	100,000	95,561
6.12%, 11/21/34 (a)(b)	100,000	108,604
5.15%, 02/28/36 (a)(b)	150,000	154,635
4.78%, 10/23/36 (a)(b)	175,000	174,960
Sumitomo Mitsui Financial Group, Inc.
3.36%, 07/12/27	200,000	198,866
3.35%, 10/18/27	250,000	248,620
5.52%, 01/13/28	250,000	257,620
3.54%, 01/17/28	200,000	198,942
5.80%, 07/13/28	200,000	208,438
3.94%, 07/19/28	250,000	250,695
See financial notes

Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.72%, 09/14/28	200,000	208,510
1.90%, 09/17/28	200,000	190,136
4.31%, 10/16/28	100,000	101,028
2.47%, 01/14/29	200,000	192,300
4.11%, 01/15/29	200,000	200,852
5.32%, 07/09/29	200,000	208,068
3.04%, 07/16/29	200,000	193,756
2.72%, 09/27/29	200,000	191,352
5.71%, 01/13/30	200,000	211,592
2.75%, 01/15/30	200,000	190,526
5.24%, 04/15/30	200,000	208,744
2.13%, 07/08/30	300,000	276,288
5.85%, 07/13/30	200,000	213,578
2.14%, 09/23/30	150,000	137,438
1.71%, 01/12/31	200,000	178,466
4.66%, 07/08/31 (a)(b)	200,000	203,668
5.42%, 07/09/31	200,000	210,876
2.22%, 09/17/31	200,000	179,876
4.49%, 01/15/32 (a)(b)	200,000	202,126
5.77%, 01/13/33	250,000	268,522
4.95%, 07/08/33 (a)(b)	200,000	205,846
5.78%, 07/13/33	200,000	215,638
5.81%, 09/14/33	200,000	216,108
5.56%, 07/09/34	250,000	264,672
5.63%, 01/15/35	200,000	213,738
5.25%, 07/08/36 (a)(b)	200,000	207,214
5.05%, 01/15/37 (a)(b)	200,000	202,514
2.93%, 09/17/41	150,000	113,474
3.05%, 01/14/42	200,000	156,496
6.18%, 07/13/43	200,000	221,310
5.84%, 07/09/44	200,000	209,042
5.80%, 07/08/46 (a)(b)	180,000	184,457
Synchrony Financial
3.95%, 12/01/27 (a)	200,000	199,166
5.15%, 03/19/29 (a)	150,000	152,480
5.02%, 07/29/29 (a)(b)	90,000	91,130
5.94%, 08/02/30 (a)(b)	125,000	129,765
5.45%, 03/06/31 (a)(b)	175,000	178,946
2.88%, 10/28/31 (a)	100,000	89,806
4.95%, 02/25/32 (a)(b)	150,000	149,160
6.00%, 07/29/36 (a)(b)	90,000	91,778
Toronto-Dominion Bank
2.80%, 03/10/27	250,000	247,705
4.98%, 04/05/27	150,000	151,872
4.11%, 06/08/27	275,000	275,949
4.69%, 09/15/27	300,000	303,963
5.16%, 01/10/28	250,000	255,745
3.91%, 01/13/28	200,000	200,266
4.86%, 01/31/28	200,000	203,654
4.57%, 06/02/28	200,000	202,878
5.52%, 07/17/28	200,000	207,262
4.11%, 10/13/28	150,000	150,719
4.99%, 04/05/29	200,000	206,018
4.78%, 12/17/29	200,000	205,892
4.81%, 06/03/30	225,000	231,336
4.41%, 01/13/31	200,000	202,458
2.00%, 09/10/31	150,000	135,363
2.45%, 01/12/32	100,000	90,803
5.30%, 01/30/32	150,000	157,923
3.20%, 03/10/32	250,000	235,755
4.46%, 06/08/32	325,000	327,827
5.15%, 09/10/34 (a)(b)	200,000	204,240
4.93%, 10/15/35	200,000	201,818
Truist Bank
4.42%, 07/24/28 (a)(b)	270,000	271,671
4.14%, 01/27/29 (a)(b)	250,000	250,568
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.14%, 10/23/29 (a)(b)	250,000	250,238
2.25%, 03/11/30 (a)	250,000	231,125
Truist Financial Corp.
1.13%, 08/03/27 (a)	150,000	144,528
4.12%, 06/06/28 (a)(b)	150,000	150,374
4.87%, 01/26/29 (a)(b)	250,000	253,943
3.88%, 03/19/29 (a)	100,000	99,488
1.89%, 06/07/29 (a)(b)	250,000	238,935
7.16%, 10/30/29 (a)(b)	300,000	322,872
5.44%, 01/24/30 (a)(b)	350,000	363,191
1.95%, 06/05/30 (a)	100,000	91,873
5.07%, 05/20/31 (a)(b)	200,000	206,360
4.60%, 01/27/32 (a)(b)	250,000	252,790
5.15%, 08/05/32 (a)(b)	200,000	207,650
4.92%, 07/28/33 (a)(b)	200,000	201,912
6.12%, 10/28/33 (a)(b)	150,000	162,899
5.12%, 01/26/34 (a)(b)	350,000	359,170
5.87%, 06/08/34 (a)(b)	300,000	321,138
5.71%, 01/24/35 (a)(b)	350,000	371,080
4.96%, 10/23/36 (a)(b)	200,000	199,750
U.S. Bancorp
3.15%, 04/27/27 (a)	300,000	298,308
3.90%, 04/26/28 (a)	150,000	150,620
4.55%, 07/22/28 (a)(b)	250,000	252,120
4.65%, 02/01/29 (a)(b)	300,000	304,038
5.78%, 06/12/29 (a)(b)	300,000	311,784
3.00%, 07/30/29 (a)	150,000	145,724
5.38%, 01/23/30 (a)(b)	250,000	259,342
1.38%, 07/22/30 (a)	250,000	223,650
5.10%, 07/23/30 (a)(b)	200,000	206,858
5.05%, 02/12/31 (a)(b)	300,000	309,906
5.08%, 05/15/31 (a)(b)	200,000	206,936
4.48%, 01/26/32 (a)(b)	250,000	252,958
2.68%, 01/27/33 (a)(b)	150,000	136,643
4.97%, 07/22/33 (a)(b)	250,000	254,458
5.85%, 10/21/33 (a)(b)	250,000	269,517
4.84%, 02/01/34 (a)(b)	350,000	355,267
5.84%, 06/12/34 (a)(b)	300,000	321,954
5.68%, 01/23/35 (a)(b)	400,000	425,140
5.42%, 02/12/36 (a)(b)	200,000	209,818
2.49%, 11/03/36 (a)(b)	250,000	221,468
5.03%, 01/26/37 (a)(b)	250,000	252,555
U.S. Bank NA
4.73%, 05/15/28 (a)(b)	250,000	252,413
UBS AG
5.00%, 07/09/27	250,000	254,328
7.50%, 02/15/28	400,000	428,536
5.65%, 09/11/28	250,000	260,807
4.50%, 06/26/48	200,000	176,378
UBS Americas, Inc.
7.13%, 07/15/32	150,000	172,971
UBS Group AG
4.88%, 05/15/45	250,000	233,670
Wachovia Corp.
5.50%, 08/01/35	130,000	135,360
Webster Financial Corp.
4.10%, 03/25/29 (a)	50,000	49,833
5.78%, 09/11/35 (a)(b)	60,000	61,912
Wells Fargo & Co.
4.30%, 07/22/27	480,000	481,834
3.53%, 03/24/28 (a)(b)	725,000	721,281
5.71%, 04/22/28 (a)(b)	600,000	611,064
3.58%, 05/22/28 (a)(b)	500,000	497,445
2.39%, 06/02/28 (a)(b)	650,000	637,253
4.81%, 07/25/28 (a)(b)	550,000	555,929
4.15%, 01/24/29 (a)	475,000	477,973
See financial notes
Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.97%, 04/23/29 (a)(b)	400,000	407,856
5.57%, 07/25/29 (a)(b)	750,000	776,250
4.08%, 09/15/29 (a)(b)	270,000	270,130
6.30%, 10/23/29 (a)(b)	550,000	580,288
7.95%, 11/15/29	100,000	112,922
4.18%, 01/23/30 (a)(b)	375,000	376,406
5.20%, 01/23/30 (a)(b)	500,000	515,205
2.88%, 10/30/30 (a)(b)	600,000	574,308
5.24%, 01/24/31 (a)(b)	600,000	622,980
2.57%, 02/11/31 (a)(b)	550,000	517,770
4.48%, 04/04/31 (a)(b)	475,000	479,916
5.15%, 04/23/31 (a)(b)	850,000	880,081
3.35%, 03/02/33 (a)(b)	700,000	657,944
4.90%, 07/25/33 (a)(b)	750,000	765,000
5.39%, 04/24/34 (a)(b)	700,000	729,449
5.56%, 07/25/34 (a)(b)	800,000	842,240
6.49%, 10/23/34 (a)(b)	600,000	666,702
5.50%, 01/23/35 (a)(b)	575,000	602,537
5.38%, 02/07/35	100,000	105,176
5.21%, 12/03/35 (a)(b)	500,000	513,465
5.61%, 04/23/36 (a)(b)	575,000	605,561
4.89%, 09/15/36 (a)(b)	310,000	310,657
5.95%, 12/01/36	75,000	79,560
4.96%, 01/23/37 (a)(b)	750,000	752,910
3.07%, 04/30/41 (a)(b)	700,000	546,665
5.38%, 11/02/43	375,000	366,356
5.61%, 01/15/44	450,000	448,762
4.65%, 11/04/44	300,000	264,348
3.90%, 05/01/45	330,000	270,267
4.90%, 11/17/45	350,000	315,973
4.40%, 06/14/46	400,000	337,292
4.75%, 12/07/46	375,000	332,471
5.43%, 01/23/47 (a)(b)	400,000	396,652
5.01%, 04/04/51 (a)(b)	1,000,000	915,330
4.61%, 04/25/53 (a)(b)	600,000	517,638
Wells Fargo Bank NA
5.95%, 08/26/36	250,000	269,490
5.85%, 02/01/37	250,000	266,317
6.60%, 01/15/38	250,000	283,002
Westpac Banking Corp.
3.35%, 03/08/27	150,000	149,546
4.04%, 08/26/27	200,000	201,222
5.46%, 11/18/27	200,000	206,002
3.40%, 01/25/28	150,000	149,394
5.54%, 11/17/28	250,000	261,637
1.95%, 11/20/28	200,000	190,984
5.05%, 04/16/29	150,000	155,889
2.65%, 01/16/30	200,000	191,530
4.35%, 07/01/30	150,000	152,771
2.15%, 06/03/31	250,000	228,955
5.41%, 08/10/33 (a)(b)	250,000	260,997
6.82%, 11/17/33	150,000	169,310
4.11%, 07/24/34 (a)(b)	250,000	247,928
2.67%, 11/15/35 (a)(b)	250,000	229,808
5.62%, 11/20/35 (a)(b)	250,000	261,860
3.02%, 11/18/36 (a)(b)	200,000	183,200
4.42%, 07/24/39	200,000	187,134
2.96%, 11/16/40	200,000	156,144
3.13%, 11/18/41	200,000	154,768
Wintrust Financial Corp.
4.85%, 06/06/29	50,000	50,075
Zions Bancorp NA
3.25%, 10/29/29 (a)	250,000	237,988
		312,044,275
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Brokerage/Asset Managers/Exchanges 0.4%
Affiliated Managers Group, Inc.
3.30%, 06/15/30 (a)	50,000	48,093
5.50%, 08/20/34 (a)	75,000	77,068
5.50%, 02/15/36 (a)	75,000	75,728
Ameriprise Financial, Inc.
5.70%, 12/15/28 (a)	150,000	157,003
4.50%, 05/13/32 (a)	100,000	101,126
5.15%, 05/15/33 (a)	150,000	155,727
5.20%, 04/15/35 (a)	100,000	101,941
Apollo Global Management, Inc.
4.60%, 01/15/31 (a)	70,000	70,511
6.38%, 11/15/33 (a)	100,000	108,945
5.15%, 08/12/35 (a)	150,000	148,682
5.80%, 05/21/54 (a)	150,000	142,899
6.00%, 12/15/54 (a)(b)	75,000	72,172
ARES Management Corp.
6.38%, 11/10/28 (a)	100,000	105,090
5.60%, 10/11/54 (a)	125,000	113,706
BGC Group, Inc.
8.00%, 05/25/28 (a)	75,000	80,244
6.60%, 06/10/29 (a)	100,000	105,062
6.15%, 04/02/30 (a)	100,000	104,184
BlackRock Funding, Inc.
4.60%, 07/26/27 (a)	150,000	151,909
4.70%, 03/14/29 (a)	100,000	102,651
5.00%, 03/14/34 (a)	200,000	208,072
4.90%, 01/08/35 (a)	100,000	103,055
5.25%, 03/14/54 (a)	275,000	264,448
5.35%, 01/08/55 (a)	200,000	194,280
BlackRock, Inc.
3.20%, 03/15/27	100,000	99,564
3.25%, 04/30/29 (a)	250,000	246,415
2.40%, 04/30/30 (a)	200,000	188,876
1.90%, 01/28/31 (a)	250,000	227,782
2.10%, 02/25/32 (a)	200,000	178,460
4.75%, 05/25/33 (a)	200,000	206,078
Blackstone Reg Finance Co. LLC
4.30%, 11/03/30 (a)	100,000	99,816
5.00%, 12/06/34 (a)	150,000	150,516
4.95%, 02/15/36 (a)	100,000	99,125
Blue Owl Finance LLC
3.13%, 06/10/31 (a)	125,000	111,234
4.38%, 02/15/32 (a)	75,000	70,366
6.25%, 04/18/34 (a)	200,000	200,014
4.13%, 10/07/51 (a)	75,000	50,083
Brookfield Asset Management Ltd.
4.65%, 11/15/30 (a)	110,000	111,527
5.80%, 04/24/35 (a)	100,000	103,906
5.30%, 01/15/36 (a)	70,000	69,803
6.08%, 09/15/55 (a)	265,000	269,142
Brookfield Capital Finance LLC
6.09%, 06/14/33 (a)	75,000	79,685
Brookfield Finance I U.K. PLC/Brookfield Finance, Inc.
2.34%, 01/30/32 (a)	125,000	110,514
Brookfield Finance LLC/Brookfield Finance, Inc.
3.45%, 04/15/50 (a)	100,000	67,846
Brookfield Finance, Inc.
3.90%, 01/25/28 (a)	200,000	199,692
4.85%, 03/29/29 (a)	150,000	152,715
4.35%, 04/15/30 (a)	150,000	150,175
2.72%, 04/15/31 (a)	100,000	92,147
6.35%, 01/05/34 (a)	100,000	108,470
5.68%, 01/15/35 (a)	75,000	77,492
5.33%, 01/15/36 (a)	190,000	189,639
See financial notes

Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.70%, 09/20/47 (a)	175,000	150,554
3.50%, 03/30/51 (a)	150,000	103,055
3.63%, 02/15/52 (a)	100,000	69,984
5.97%, 03/04/54 (a)	150,000	150,007
5.81%, 03/03/55 (a)	75,000	73,331
Carlyle Group, Inc.
5.05%, 09/19/35 (a)	140,000	138,272
Cboe Global Markets, Inc.
1.63%, 12/15/30 (a)	200,000	178,892
Charles Schwab Corp.
3.20%, 03/02/27 (a)(d)	100,000	99,471
2.45%, 03/03/27 (a)(d)	240,000	236,976
3.30%, 04/01/27 (a)(d)	100,000	99,491
3.20%, 01/25/28 (a)(d)	100,000	99,168
2.00%, 03/20/28 (a)(d)	200,000	193,180
4.00%, 02/01/29 (a)(d)	75,000	75,544
5.64%, 05/19/29 (a)(b)(d)	190,000	197,212
3.25%, 05/22/29 (a)(d)	75,000	73,758
2.75%, 10/01/29 (a)(d)	50,000	48,102
6.20%, 11/17/29 (a)(b)(d)	225,000	238,255
4.63%, 03/22/30 (a)(d)	75,000	77,192
1.65%, 03/11/31 (a)(d)	100,000	88,660
2.30%, 05/13/31 (a)(d)	100,000	91,461
4.34%, 11/14/31 (a)(b)	150,000	150,867
1.95%, 12/01/31 (a)(d)	125,000	110,834
2.90%, 03/03/32 (a)(d)	150,000	138,777
5.85%, 05/19/34 (a)(b)(d)	225,000	241,963
6.14%, 08/24/34 (a)(b)(d)	225,000	245,875
4.91%, 11/14/36 (a)(b)(d)	150,000	150,108
CME Group, Inc.
3.75%, 06/15/28 (a)	100,000	100,065
4.40%, 03/15/30 (a)	100,000	101,855
2.65%, 03/15/32 (a)	200,000	185,018
5.30%, 09/15/43 (a)	200,000	204,666
4.15%, 06/15/48 (a)	100,000	85,837
Eaton Vance Corp.
3.50%, 04/06/27 (a)	50,000	49,864
Franklin Resources, Inc.
1.60%, 10/30/30 (a)	150,000	134,873
2.95%, 08/12/51 (a)	100,000	64,471
Intercontinental Exchange, Inc.
3.10%, 09/15/27 (a)	100,000	99,039
4.00%, 09/15/27 (a)	300,000	300,981
3.63%, 09/01/28 (a)	175,000	173,953
3.75%, 09/21/28 (a)	100,000	99,690
3.95%, 12/01/28 (a)	110,000	110,287
4.35%, 06/15/29 (a)	250,000	253,265
2.10%, 06/15/30 (a)	250,000	231,205
4.20%, 03/15/31 (a)	120,000	120,824
5.25%, 06/15/31 (a)	150,000	157,713
1.85%, 09/15/32 (a)	450,000	387,927
4.60%, 03/15/33 (a)	275,000	279,037
2.65%, 09/15/40 (a)	250,000	187,170
4.25%, 09/21/48 (a)	225,000	188,235
3.00%, 06/15/50 (a)	225,000	148,828
4.95%, 06/15/52 (a)	275,000	252,117
3.00%, 09/15/60 (a)	250,000	150,250
5.20%, 06/15/62 (a)	200,000	185,372
Invesco Finance PLC
5.38%, 11/30/43	100,000	98,545
Janus Henderson U.S. Holdings, Inc.
5.45%, 09/10/34 (a)	100,000	101,638
Jefferies Financial Group, Inc.
6.45%, 06/08/27	100,000	102,686
5.88%, 07/21/28 (a)	200,000	206,846
4.15%, 01/23/30	175,000	172,480
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.63%, 10/15/31 (a)	200,000	177,926
2.75%, 10/15/32 (a)	100,000	87,683
6.20%, 04/14/34 (a)	250,000	261,882
6.25%, 01/15/36	100,000	104,772
5.50%, 02/15/36 (a)	275,000	269,998
6.50%, 01/20/43	150,000	153,121
KKR & Co., Inc.
5.10%, 08/07/35 (a)	160,000	157,920
Lazard Group LLC
4.50%, 09/19/28 (a)	150,000	150,918
4.38%, 03/11/29 (a)	150,000	150,534
6.00%, 03/15/31 (a)	75,000	80,006
Legg Mason, Inc.
5.63%, 01/15/44	75,000	75,050
LPL Holdings, Inc.
5.70%, 05/20/27 (a)	100,000	101,599
4.90%, 04/03/28 (a)	75,000	75,913
6.75%, 11/17/28 (a)	150,000	159,145
5.20%, 03/15/30 (a)	150,000	153,468
5.15%, 06/15/30 (a)	75,000	76,553
6.00%, 05/20/34 (a)	100,000	104,657
5.65%, 03/15/35 (a)	95,000	96,624
5.75%, 06/15/35 (a)	75,000	76,644
Marex Group PLC
5.83%, 05/08/28 (a)	100,000	102,018
6.40%, 11/04/29 (a)	100,000	104,676
Nasdaq, Inc.
5.35%, 06/28/28 (a)	175,000	180,126
1.65%, 01/15/31 (a)	100,000	89,288
5.55%, 02/15/34 (a)	200,000	210,828
2.50%, 12/21/40 (a)	150,000	107,703
3.25%, 04/28/50 (a)	100,000	68,677
3.95%, 03/07/52 (a)	100,000	76,269
5.95%, 08/15/53 (a)	125,000	129,704
6.10%, 06/28/63 (a)	150,000	155,992
Nomura Holdings, Inc.
5.59%, 07/02/27	200,000	204,076
6.07%, 07/12/28	200,000	208,946
2.17%, 07/14/28	200,000	191,448
5.61%, 07/06/29	200,000	209,032
3.10%, 01/16/30	200,000	191,890
4.90%, 07/01/30	200,000	204,716
2.68%, 07/16/30	200,000	187,118
2.61%, 07/14/31	200,000	182,642
3.00%, 01/22/32	200,000	184,644
6.18%, 01/18/33	200,000	217,864
6.09%, 07/12/33	200,000	217,406
5.78%, 07/03/34	200,000	212,866
5.04%, 06/10/36 (a)(b)	200,000	200,658
Raymond James Financial, Inc.
4.65%, 04/01/30 (a)	100,000	102,323
4.90%, 09/11/35 (a)	110,000	109,760
4.95%, 07/15/46	150,000	138,327
3.75%, 04/01/51 (a)	150,000	111,113
5.65%, 09/11/55 (a)	150,000	146,664
Stifel Financial Corp.
4.00%, 05/15/30 (a)	100,000	98,634
TPG Operating Group II LP
4.88%, 05/15/31 (a)	100,000	100,469
5.88%, 03/05/34 (a)	100,000	103,665
5.38%, 01/15/36 (a)	150,000	148,416
		22,371,775
See financial notes
Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Finance Companies 0.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
6.45%, 04/15/27 (a)	200,000	205,058
3.65%, 07/21/27 (a)	250,000	249,062
4.63%, 10/15/27 (a)	150,000	151,395
3.88%, 01/23/28 (a)	150,000	149,712
4.88%, 04/01/28 (a)	100,000	101,705
5.75%, 06/06/28 (a)	200,000	207,220
3.00%, 10/29/28 (a)	600,000	583,608
5.10%, 01/19/29 (a)	150,000	153,997
4.13%, 02/28/29 (a)	150,000	150,090
4.63%, 09/10/29 (a)	200,000	202,808
6.15%, 09/30/30 (a)	150,000	160,989
4.38%, 11/15/30 (a)	150,000	150,426
5.38%, 12/15/31 (a)	250,000	260,857
3.30%, 01/30/32 (a)	700,000	654,087
4.75%, 01/15/33 (a)	150,000	150,370
3.40%, 10/29/33 (a)	300,000	273,852
5.30%, 01/19/34 (a)	150,000	154,443
4.95%, 09/10/34 (a)	200,000	200,526
5.00%, 11/15/35 (a)	150,000	149,812
3.85%, 10/29/41 (a)	300,000	249,786
6.95%, 03/10/55 (a)(b)	150,000	158,415
6.50%, 01/31/56 (a)(b)	150,000	155,571
Air Lease Corp.
3.63%, 04/01/27 (a)	100,000	99,590
3.63%, 12/01/27 (a)	150,000	149,023
5.85%, 12/15/27 (a)	150,000	154,548
5.30%, 02/01/28 (a)	125,000	127,659
2.10%, 09/01/28 (a)	100,000	94,977
4.63%, 10/01/28 (a)	100,000	100,851
5.10%, 03/01/29 (a)	150,000	153,411
3.25%, 10/01/29 (a)	100,000	96,500
3.00%, 02/01/30 (a)	100,000	94,744
3.13%, 12/01/30 (a)	150,000	140,996
5.20%, 07/15/31 (a)	100,000	102,627
2.88%, 01/15/32 (a)	150,000	136,284
Apollo Debt Solutions BDC
5.20%, 12/08/28 (a)(e)	75,000	74,723
6.90%, 04/13/29 (a)	125,000	129,975
5.88%, 08/30/30 (a)	70,000	70,473
5.70%, 01/23/31 (a)(e)	150,000	148,890
6.70%, 07/29/31 (a)	200,000	206,876
6.55%, 03/15/32 (a)	100,000	102,249
ARES Capital Corp.
2.88%, 06/15/27 (a)	100,000	98,054
2.88%, 06/15/28 (a)	200,000	190,834
5.88%, 03/01/29 (a)	150,000	152,820
5.95%, 07/15/29 (a)	150,000	153,355
5.50%, 09/01/30 (a)	150,000	148,672
5.10%, 01/15/31 (a)	110,000	107,393
5.25%, 04/12/31 (a)	125,000	122,456
3.20%, 11/15/31 (a)	150,000	132,069
5.80%, 03/08/32 (a)(c)	150,000	149,446
ARES Strategic Income Fund
5.70%, 03/15/28 (a)	200,000	201,588
5.45%, 09/09/28 (a)(e)	110,000	109,989
4.85%, 01/15/29 (a)(e)	110,000	108,225
6.35%, 08/15/29 (a)	125,000	127,581
5.60%, 02/15/30 (a)	125,000	123,610
5.80%, 09/09/30 (a)(e)	90,000	89,770
5.15%, 01/15/31 (a)(e)	90,000	87,353
5.55%, 04/15/31 (a)(e)	125,000	122,939
6.20%, 03/21/32 (a)	175,000	175,924
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Bain Capital Specialty Finance, Inc.
5.95%, 03/15/30 (a)	75,000	74,682
5.95%, 03/01/31 (a)	75,000	73,123
Barings BDC, Inc.
5.20%, 09/15/28 (a)	50,000	49,496
7.00%, 02/15/29 (a)	100,000	102,786
Barings Private Credit Corp.
5.75%, 02/06/29 (a)(e)	75,000	74,840
6.15%, 06/11/30 (a)(e)	70,000	69,498
Blackstone Private Credit Fund
3.25%, 03/15/27 (a)	200,000	197,488
4.95%, 09/26/27 (a)	175,000	174,860
7.30%, 11/27/28 (a)	150,000	156,877
4.00%, 01/15/29 (a)	100,000	95,972
5.95%, 07/16/29 (a)	100,000	100,848
5.60%, 11/22/29 (a)	200,000	198,756
5.25%, 04/01/30 (a)	75,000	73,495
5.05%, 09/10/30 (a)	90,000	86,167
6.00%, 01/29/32 (a)	200,000	198,450
6.00%, 11/22/34 (a)	225,000	218,090
Blackstone Secured Lending Fund
5.88%, 11/15/27 (a)	100,000	101,533
5.35%, 04/13/28 (a)	100,000	100,153
2.85%, 09/30/28 (a)	100,000	93,793
5.30%, 06/30/30 (a)	75,000	73,798
5.13%, 01/31/31 (a)	125,000	121,214
Blue Owl Capital Corp.
3.13%, 04/13/27 (a)	75,000	72,968
2.88%, 06/11/28 (a)	150,000	140,478
5.95%, 03/15/29 (a)	200,000	199,228
6.20%, 07/15/30 (a)	100,000	99,741
Blue Owl Credit Income Corp.
7.95%, 06/13/28 (a)	125,000	129,765
7.75%, 01/15/29 (a)	100,000	103,949
6.60%, 09/15/29 (a)	175,000	176,823
5.80%, 03/15/30 (a)	275,000	269,739
6.65%, 03/15/31 (a)	150,000	150,907
Blue Owl Technology Finance Corp.
6.10%, 03/15/28 (a)	100,000	99,761
6.75%, 04/04/29 (a)	125,000	124,584
6.13%, 01/23/31 (a)	100,000	95,733
Capital Southwest Corp.
5.95%, 09/18/30 (a)	60,000	59,845
Carlyle Secured Lending, Inc.
6.75%, 02/18/30 (a)	75,000	76,028
5.75%, 02/15/31 (a)	50,000	48,420
Franklin BSP Capital Corp.
7.20%, 06/15/29 (a)	50,000	51,293
6.00%, 10/02/30 (a)(e)	50,000	48,622
FS KKR Capital Corp.
3.25%, 07/15/27 (a)	75,000	72,042
3.13%, 10/12/28 (a)	150,000	136,649
7.88%, 01/15/29 (a)	100,000	101,953
6.88%, 08/15/29 (a)	100,000	98,818
6.13%, 01/15/30 (a)(c)	125,000	119,974
6.13%, 01/15/31 (a)	70,000	66,357
GATX Corp.
3.85%, 03/30/27 (a)	50,000	49,935
3.50%, 03/15/28 (a)	150,000	148,497
4.55%, 11/07/28 (a)	75,000	76,001
4.70%, 04/01/29 (a)	150,000	152,782
4.00%, 06/30/30 (a)	100,000	99,309
1.90%, 06/01/31 (a)	100,000	88,851
3.50%, 06/01/32 (a)	75,000	71,009
4.90%, 03/15/33 (a)	75,000	76,283
See financial notes

Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.45%, 09/15/33 (a)	75,000	78,700
6.05%, 03/15/34 (a)	100,000	108,566
6.90%, 05/01/34 (a)	100,000	113,680
5.50%, 06/15/35 (a)	100,000	103,975
5.20%, 03/15/44 (a)	75,000	72,274
3.10%, 06/01/51 (a)	100,000	65,869
6.05%, 06/05/54 (a)	150,000	155,241
Goldman Sachs BDC, Inc.
6.38%, 03/11/27	75,000	76,317
5.65%, 09/09/30 (a)	70,000	68,327
Goldman Sachs Private Credit Corp.
5.05%, 02/23/28 (e)	125,000	124,216
5.88%, 05/06/28 (a)(e)	75,000	75,937
5.38%, 01/31/29 (a)(e)	75,000	74,988
6.25%, 05/06/30 (a)(e)	100,000	100,362
5.88%, 01/31/31 (a)(e)	90,000	88,484
Golub Capital BDC, Inc.
7.05%, 12/05/28 (a)	150,000	156,099
6.00%, 07/15/29 (a)	100,000	100,429
Golub Capital Private Credit Fund
5.45%, 08/15/28 (a)(e)	90,000	90,073
5.80%, 09/12/29 (a)	90,000	90,492
5.88%, 05/01/30 (a)	95,000	95,036
5.60%, 04/15/31 (a)(e)	100,000	97,470
Hercules Capital, Inc.
5.35%, 02/10/29 (a)	50,000	49,753
6.00%, 06/16/30 (a)	60,000	59,772
HPS Corporate Lending Fund
5.30%, 06/05/27 (e)	100,000	100,437
5.45%, 01/14/28 (a)	100,000	100,455
4.90%, 09/11/28 (a)(e)	110,000	108,678
6.75%, 01/30/29 (a)	100,000	103,667
5.15%, 04/02/29 (a)(e)	75,000	74,447
6.25%, 09/30/29 (a)	75,000	76,670
5.85%, 06/05/30 (a)(e)	100,000	100,182
5.45%, 11/15/30 (a)(e)	90,000	88,646
5.65%, 04/02/31 (a)(e)	75,000	74,330
5.95%, 04/14/32 (a)	100,000	100,018
Main Street Capital Corp.
6.50%, 06/04/27 (a)	50,000	50,837
5.40%, 08/15/28 (a)	100,000	100,510
6.95%, 03/01/29 (a)	75,000	77,947
Morgan Stanley Direct Lending Fund
6.15%, 05/17/29 (a)	75,000	76,669
6.00%, 05/19/30 (a)	100,000	100,341
MSD Investment Corp.
6.25%, 05/31/30 (a)(e)	100,000	100,189
6.13%, 02/05/31 (a)(e)	75,000	74,117
New Mountain Finance Corp.
6.20%, 10/15/27	75,000	75,548
6.88%, 02/01/29 (a)	75,000	75,774
North Haven Private Income Fund LLC
5.13%, 09/25/28 (a)(e)	50,000	49,538
5.75%, 02/01/30 (a)	75,000	74,086
Nuveen Churchill Direct Lending Corp.
6.65%, 03/15/30 (a)	100,000	102,386
Oaktree Specialty Lending Corp.
7.10%, 02/15/29 (a)	100,000	101,395
Oaktree Strategic Credit Fund
8.40%, 11/14/28 (a)	75,000	80,693
6.50%, 07/23/29 (a)	75,000	76,839
6.19%, 07/15/30 (a)(e)	70,000	69,605
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Sixth Street Lending Partners
6.50%, 03/11/29 (a)	200,000	206,760
5.75%, 01/15/30 (a)	100,000	100,435
6.13%, 07/15/30 (a)	100,000	101,487
Sixth Street Specialty Lending, Inc.
6.13%, 03/01/29 (a)	75,000	76,092
5.63%, 08/15/30 (a)	75,000	74,579
		20,021,943
Financial Other 0.0%
Andrew W Mellon Foundation
0.95%, 08/01/27 (a)	100,000	96,344
HA Sustainable Infrastructure Capital, Inc.
6.15%, 01/15/31 (a)	110,000	114,189
6.38%, 07/01/34 (a)	200,000	206,856
6.75%, 07/15/35 (a)	70,000	73,673
6.00%, 03/15/36 (a)	75,000	74,598
J Paul Getty Trust
4.91%, 04/01/35 (a)	100,000	103,794
ORIX Corp.
3.70%, 07/18/27	100,000	99,789
5.00%, 09/13/27	95,000	96,545
4.65%, 09/10/29	150,000	153,633
4.45%, 09/09/30	90,000	91,038
2.25%, 03/09/31	100,000	91,243
5.20%, 09/13/32	200,000	209,488
5.40%, 02/25/35	95,000	99,412
		1,510,602
Insurance 1.1%
Aegon Ltd.
5.50%, 04/11/48 (a)(b)	200,000	202,858
Aetna, Inc.
6.63%, 06/15/36	100,000	111,451
6.75%, 12/15/37	150,000	167,425
4.50%, 05/15/42 (a)	100,000	87,323
4.75%, 03/15/44 (a)	50,000	44,070
3.88%, 08/15/47 (a)	75,000	57,263
Aflac, Inc.
3.60%, 04/01/30 (a)	250,000	246,407
4.00%, 10/15/46 (a)	75,000	60,947
4.75%, 01/15/49 (a)	100,000	88,999
Alleghany Corp.
3.63%, 05/15/30 (a)	100,000	98,830
4.90%, 09/15/44 (a)	100,000	93,697
3.25%, 08/15/51 (a)	100,000	69,429
Allstate Corp.
5.05%, 06/24/29 (a)	100,000	103,325
1.45%, 12/15/30 (a)	75,000	66,268
5.25%, 03/30/33 (a)	150,000	156,775
5.35%, 06/01/33	100,000	105,167
5.55%, 05/09/35	75,000	79,768
5.95%, 04/01/36	75,000	81,367
4.50%, 06/15/43	125,000	110,584
4.20%, 12/15/46 (a)	100,000	82,859
3.85%, 08/10/49 (a)	100,000	77,061
6.50%, 05/15/67 (a)(b)	100,000	105,233
American Financial Group, Inc.
5.25%, 04/02/30 (a)	75,000	78,500
5.00%, 09/23/35 (a)	60,000	59,444
4.50%, 06/15/47 (a)	100,000	85,724
American International Group, Inc.
4.85%, 05/07/30 (a)	100,000	102,724
3.40%, 06/30/30 (a)	150,000	146,168
See financial notes
Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.13%, 03/27/33 (a)	150,000	155,046
3.88%, 01/15/35 (a)	78,000	73,149
5.45%, 05/07/35 (a)	100,000	104,419
4.50%, 07/16/44 (a)	145,000	128,541
4.75%, 04/01/48 (a)	200,000	179,548
4.38%, 06/30/50 (a)	200,000	167,318
American National Group, Inc.
5.00%, 06/15/27 (a)	90,000	90,496
5.75%, 10/01/29 (a)	100,000	102,125
6.00%, 07/15/35 (a)	100,000	99,377
Aon Corp.
4.50%, 12/15/28 (a)	100,000	101,396
3.75%, 05/02/29 (a)	150,000	148,791
2.80%, 05/15/30 (a)	200,000	189,742
6.25%, 09/30/40	50,000	55,145
Aon Corp./Aon Global Holdings PLC
2.85%, 05/28/27 (a)	100,000	98,656
2.05%, 08/23/31 (a)	100,000	89,363
2.60%, 12/02/31 (a)	100,000	91,170
5.00%, 09/12/32 (a)	100,000	102,994
5.35%, 02/28/33 (a)	100,000	104,538
2.90%, 08/23/51 (a)	100,000	62,422
3.90%, 02/28/52 (a)	200,000	149,298
Aon Global Ltd.
4.60%, 06/14/44 (a)	100,000	87,934
4.75%, 05/15/45 (a)	100,000	88,816
Aon North America, Inc.
5.13%, 03/01/27 (a)	150,000	151,569
5.15%, 03/01/29 (a)	150,000	154,710
5.30%, 03/01/31 (a)	125,000	130,600
5.45%, 03/01/34 (a)	300,000	313,308
5.75%, 03/01/54 (a)	375,000	371,377
Arch Capital Finance LLC
5.03%, 12/15/46 (a)	100,000	94,848
Arch Capital Group Ltd.
7.35%, 05/01/34	75,000	88,061
3.64%, 06/30/50 (a)	200,000	149,172
Arch Capital Group U.S., Inc.
5.14%, 11/01/43	85,000	81,907
Arthur J Gallagher & Co.
4.60%, 12/15/27 (a)	150,000	151,425
4.85%, 12/15/29 (a)	150,000	153,714
2.40%, 11/09/31 (a)	100,000	89,661
5.00%, 02/15/32 (a)	100,000	102,129
5.50%, 03/02/33 (a)	75,000	78,304
6.50%, 02/15/34 (a)	50,000	55,169
5.45%, 07/15/34 (a)	102,000	105,817
5.15%, 02/15/35 (a)	300,000	304,260
3.50%, 05/20/51 (a)	150,000	104,384
3.05%, 03/09/52 (a)	100,000	63,680
5.75%, 03/02/53 (a)	100,000	97,290
6.75%, 02/15/54 (a)	100,000	109,589
5.75%, 07/15/54 (a)	75,000	73,169
5.55%, 02/15/55 (a)	300,000	286,776
Aspen Insurance Holdings Ltd.
5.75%, 07/01/30 (a)	60,000	63,127
Assurant, Inc.
4.90%, 03/27/28 (a)	100,000	101,382
3.70%, 02/22/30 (a)	100,000	97,904
5.55%, 02/15/36 (a)	90,000	91,560
Assured Guaranty U.S. Holdings, Inc.
3.15%, 06/15/31 (a)	200,000	188,794
3.60%, 09/15/51 (a)	50,000	35,645
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Athene Holding Ltd.
4.13%, 01/12/28 (a)	175,000	174,282
6.15%, 04/03/30 (a)	100,000	104,963
3.50%, 01/15/31 (a)	100,000	94,341
6.65%, 02/01/33 (a)	100,000	107,306
5.88%, 01/15/34 (a)	100,000	101,904
3.95%, 05/25/51 (a)	100,000	68,734
3.45%, 05/15/52 (a)	125,000	76,781
6.25%, 04/01/54 (a)	200,000	186,814
6.63%, 10/15/54 (a)(b)	100,000	96,952
6.63%, 05/19/55 (a)	175,000	171,360
6.88%, 06/28/55 (a)(b)	100,000	96,362
AXA SA
8.60%, 12/15/30	150,000	176,649
AXIS Specialty Finance LLC
3.90%, 07/15/29 (a)	100,000	99,546
4.90%, 01/15/40 (a)(b)	50,000	49,303
AXIS Specialty Finance PLC
4.00%, 12/06/27 (a)	50,000	49,950
Berkshire Hathaway Finance Corp.
2.30%, 03/15/27 (a)	150,000	148,002
1.85%, 03/12/30 (a)	100,000	92,816
1.45%, 10/15/30 (a)	150,000	135,425
2.88%, 03/15/32 (a)	175,000	164,960
5.75%, 01/15/40	200,000	220,330
4.40%, 05/15/42	100,000	92,724
4.30%, 05/15/43	75,000	67,919
4.20%, 08/15/48 (a)	425,000	358,453
4.25%, 01/15/49 (a)	350,000	296,275
2.85%, 10/15/50 (a)	300,000	194,304
2.50%, 01/15/51 (a)	100,000	60,389
3.85%, 03/15/52 (a)	525,000	407,878
Berkshire Hathaway, Inc.
4.50%, 02/11/43	175,000	164,615
Brighthouse Financial, Inc.
3.70%, 06/22/27 (a)	150,000	148,155
5.63%, 05/15/30 (a)	150,000	151,554
4.70%, 06/22/47 (a)	175,000	122,903
3.85%, 12/22/51 (a)	75,000	43,967
Brown & Brown, Inc.
4.70%, 06/23/28 (a)	90,000	90,989
4.50%, 03/15/29 (a)	75,000	75,440
4.90%, 06/23/30 (a)	150,000	152,403
2.38%, 03/15/31 (a)	150,000	134,840
4.20%, 03/17/32 (a)	100,000	96,675
5.25%, 06/23/32 (a)	90,000	91,806
5.65%, 06/11/34 (a)	100,000	102,936
5.55%, 06/23/35 (a)	180,000	183,857
4.95%, 03/17/52 (a)	100,000	85,671
6.25%, 06/23/55 (a)	190,000	193,730
Centene Corp.
4.25%, 12/15/27 (a)	500,000	497,030
2.45%, 07/15/28 (a)	400,000	377,264
4.63%, 12/15/29 (a)	650,000	634,296
3.38%, 02/15/30 (a)	350,000	324,852
3.00%, 10/15/30 (a)	400,000	360,700
2.50%, 03/01/31 (a)	400,000	347,168
2.63%, 08/01/31 (a)	300,000	260,232
Chubb INA Holdings LLC
4.65%, 08/15/29 (a)	150,000	153,933
1.38%, 09/15/30 (a)	100,000	89,157
5.00%, 03/15/34 (a)	375,000	386,265
4.90%, 08/15/35 (a)	250,000	253,922
6.70%, 05/15/36	100,000	115,376
6.00%, 05/11/37	150,000	164,329
6.50%, 05/15/38	100,000	114,882
See financial notes

Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.15%, 03/13/43	75,000	66,015
4.35%, 11/03/45 (a)	250,000	220,302
2.85%, 12/15/51 (a)	150,000	97,326
3.05%, 12/15/61 (a)	250,000	157,607
Cincinnati Financial Corp.
6.92%, 05/15/28	75,000	79,727
6.13%, 11/01/34	50,000	54,130
CNA Financial Corp.
3.45%, 08/15/27 (a)	100,000	99,233
3.90%, 05/01/29 (a)	100,000	99,312
2.05%, 08/15/30 (a)	100,000	91,187
5.50%, 06/15/33 (a)	100,000	104,762
5.13%, 02/15/34 (a)	100,000	101,698
5.20%, 08/15/35 (a)	75,000	75,541
CNO Financial Group, Inc.
5.25%, 05/30/29 (a)	75,000	76,278
6.45%, 06/15/34 (a)	125,000	130,584
Corebridge Financial, Inc.
3.65%, 04/05/27 (a)	250,000	248,732
3.85%, 04/05/29 (a)	150,000	148,326
3.90%, 04/05/32 (a)	300,000	285,006
6.05%, 09/15/33 (a)	100,000	107,068
5.75%, 01/15/34 (a)	100,000	103,400
4.35%, 04/05/42 (a)	100,000	86,018
4.40%, 04/05/52 (a)(c)	250,000	198,947
6.88%, 12/15/52 (a)(b)	175,000	179,405
6.38%, 09/15/54 (a)(b)	150,000	150,756
Elevance Health, Inc.
3.65%, 12/01/27 (a)	300,000	298,869
4.10%, 03/01/28 (a)	150,000	150,420
4.00%, 09/15/28 (a)	255,000	255,500
5.15%, 06/15/29 (a)	100,000	103,432
2.88%, 09/15/29 (a)	150,000	144,216
4.75%, 02/15/30 (a)	150,000	153,594
2.25%, 05/15/30 (a)	200,000	185,306
2.55%, 03/15/31 (a)	200,000	184,326
4.95%, 11/01/31 (a)	150,000	154,438
4.10%, 05/15/32 (a)	100,000	98,259
4.60%, 09/15/32 (a)	130,000	131,210
5.50%, 10/15/32 (a)	150,000	158,440
4.75%, 02/15/33 (a)	175,000	177,082
5.38%, 06/15/34 (a)	175,000	182,236
5.95%, 12/15/34	50,000	54,026
5.20%, 02/15/35 (a)	200,000	205,610
5.00%, 01/15/36 (a)	205,000	206,070
5.85%, 01/15/36	75,000	79,976
6.38%, 06/15/37	100,000	111,048
4.63%, 05/15/42	200,000	182,438
4.65%, 01/15/43	250,000	226,312
5.10%, 01/15/44	75,000	71,342
4.65%, 08/15/44 (a)	150,000	133,961
4.38%, 12/01/47 (a)	250,000	209,275
4.55%, 03/01/48 (a)	150,000	129,597
3.70%, 09/15/49 (a)	150,000	111,695
3.13%, 05/15/50 (a)	200,000	133,402
3.60%, 03/15/51 (a)	200,000	144,462
4.55%, 05/15/52 (a)	125,000	104,766
6.10%, 10/15/52 (a)	150,000	155,896
5.13%, 02/15/53 (a)	200,000	182,214
5.65%, 06/15/54 (a)	175,000	170,938
5.70%, 02/15/55 (a)	250,000	245,685
5.70%, 09/15/55 (a)	90,000	88,863
5.85%, 11/01/64 (a)	150,000	148,202
Enact Holdings, Inc.
6.25%, 05/28/29 (a)	150,000	157,461
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Enstar Group Ltd.
4.95%, 06/01/29 (a)	100,000	101,481
3.10%, 09/01/31 (a)	100,000	90,046
Equitable Holdings, Inc.
4.35%, 04/20/28 (a)	275,000	276,397
5.59%, 01/11/33 (a)	75,000	78,120
5.00%, 04/20/48 (a)	250,000	222,922
6.70%, 03/28/55 (a)(b)	75,000	78,191
Essent Group Ltd.
6.25%, 07/01/29 (a)	100,000	104,967
Everest Reinsurance Holdings, Inc.
4.87%, 06/01/44	100,000	89,190
3.50%, 10/15/50 (a)	200,000	139,928
3.13%, 10/15/52 (a)	150,000	95,372
F&G Annuities & Life, Inc.
7.40%, 01/13/28 (a)	100,000	103,875
6.50%, 06/04/29 (a)	100,000	102,953
6.25%, 10/04/34 (a)	75,000	71,689
Fairfax Financial Holdings Ltd.
4.85%, 04/17/28 (a)	100,000	101,577
4.63%, 04/29/30 (a)	125,000	126,495
3.38%, 03/03/31 (a)	100,000	95,445
5.63%, 08/16/32 (a)	125,000	131,011
6.00%, 12/07/33 (a)	150,000	160,419
5.75%, 05/20/35 (a)	100,000	104,597
6.35%, 03/22/54 (a)	175,000	182,476
6.10%, 03/15/55 (a)	100,000	100,116
6.50%, 05/20/55 (a)	100,000	107,429
Fidelity National Financial, Inc.
3.40%, 06/15/30 (a)	200,000	191,032
2.45%, 03/15/31 (a)	150,000	134,601
3.20%, 09/17/51 (a)	75,000	47,476
First American Financial Corp.
4.00%, 05/15/30 (a)	100,000	97,329
2.40%, 08/15/31 (a)	100,000	88,208
5.45%, 09/30/34 (a)	75,000	75,554
Globe Life, Inc.
4.55%, 09/15/28 (a)	100,000	100,860
2.15%, 08/15/30 (a)	150,000	137,172
5.85%, 09/15/34 (a)	75,000	78,882
Hanover Insurance Group, Inc.
2.50%, 09/01/30 (a)	100,000	92,612
5.50%, 09/01/35 (a)	150,000	153,555
Hartford Insurance Group, Inc.
2.80%, 08/19/29 (a)	150,000	144,372
6.10%, 10/01/41	80,000	87,353
4.30%, 04/15/43	75,000	66,331
4.40%, 03/15/48 (a)	100,000	85,726
3.60%, 08/19/49 (a)	150,000	111,683
2.90%, 09/15/51 (a)	100,000	65,219
Horace Mann Educators Corp.
7.25%, 09/15/28 (a)	100,000	107,147
4.70%, 10/01/30 (a)	50,000	50,260
Humana, Inc.
3.95%, 03/15/27 (a)	100,000	99,909
5.75%, 03/01/28 (a)	100,000	102,752
5.75%, 12/01/28 (a)	100,000	103,580
3.70%, 03/23/29 (a)	100,000	98,280
3.13%, 08/15/29 (a)	150,000	144,338
4.88%, 04/01/30 (a)	100,000	101,441
5.38%, 04/15/31 (a)	200,000	206,210
2.15%, 02/03/32 (a)	150,000	131,010
5.88%, 03/01/33 (a)	150,000	157,063
5.95%, 03/15/34 (a)	200,000	209,800
5.55%, 05/01/35 (a)	125,000	127,345
See financial notes
Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.63%, 12/01/42 (a)	75,000	64,663
4.95%, 10/01/44 (a)	100,000	87,152
4.80%, 03/15/47 (a)	100,000	83,797
3.95%, 08/15/49 (a)	75,000	54,930
5.50%, 03/15/53 (a)	150,000	135,167
5.75%, 04/15/54 (a)	200,000	186,484
6.00%, 05/01/55 (a)	100,000	96,493
Jackson Financial, Inc.
3.13%, 11/23/31 (a)	100,000	91,351
5.67%, 06/08/32 (a)	100,000	102,776
4.00%, 11/23/51 (a)	100,000	68,245
Kemper Corp.
2.40%, 09/30/30 (a)	150,000	132,087
Lincoln National Corp.
3.80%, 03/01/28 (a)	100,000	99,198
3.05%, 01/15/30 (a)	100,000	95,239
3.40%, 01/15/31 (a)	100,000	94,215
3.40%, 03/01/32 (a)	75,000	69,197
5.85%, 03/15/34 (a)	75,000	77,660
5.35%, 11/15/35 (a)	90,000	87,881
6.30%, 10/09/37	100,000	104,263
7.00%, 06/15/40	100,000	106,500
Loews Corp.
6.00%, 02/01/35	100,000	109,309
4.94%, 04/01/36 (a)	100,000	99,795
4.13%, 05/15/43 (a)	100,000	86,351
Manulife Financial Corp.
2.48%, 05/19/27 (a)	100,000	98,458
3.70%, 03/16/32 (a)	150,000	144,864
4.99%, 12/11/35 (a)	175,000	175,733
5.38%, 03/04/46	150,000	149,743
Markel Group, Inc.
3.50%, 11/01/27 (a)	50,000	49,607
3.35%, 09/17/29 (a)	50,000	48,679
5.00%, 04/05/46	100,000	91,810
4.30%, 11/01/47 (a)	75,000	61,855
5.00%, 05/20/49 (a)	100,000	90,346
4.15%, 09/17/50 (a)	100,000	78,814
3.45%, 05/07/52 (a)	125,000	86,481
6.00%, 05/16/54 (a)	100,000	102,114
Marsh & McLennan Cos., Inc.
4.55%, 11/08/27 (a)	200,000	201,906
4.38%, 03/15/29 (a)	250,000	252,665
4.65%, 03/15/30 (a)	150,000	153,015
2.25%, 11/15/30 (a)	140,000	128,584
4.85%, 11/15/31 (a)	150,000	154,440
2.38%, 12/15/31 (a)	75,000	67,757
5.75%, 11/01/32 (a)	100,000	107,163
5.88%, 08/01/33	100,000	108,951
5.40%, 09/15/33 (a)	100,000	105,404
5.15%, 03/15/34 (a)	100,000	103,519
5.00%, 03/15/35 (a)	350,000	356,359
4.95%, 03/15/36 (a)	100,000	100,902
4.75%, 03/15/39 (a)	100,000	96,789
5.35%, 11/15/44 (a)	100,000	97,150
4.35%, 01/30/47 (a)	100,000	84,792
4.20%, 03/01/48 (a)	125,000	102,981
4.90%, 03/15/49 (a)	250,000	226,507
2.90%, 12/15/51 (a)	75,000	47,756
6.25%, 11/01/52 (a)	100,000	107,492
5.45%, 03/15/53 (a)	100,000	96,779
5.70%, 09/15/53 (a)	175,000	174,515
5.45%, 03/15/54 (a)	75,000	72,202
5.40%, 03/15/55 (a)	325,000	312,780
Mercury General Corp.
4.40%, 03/15/27 (a)	100,000	99,990
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
MetLife, Inc.
4.55%, 03/23/30 (a)	200,000	204,430
6.50%, 12/15/32	100,000	112,466
5.38%, 07/15/33 (a)	150,000	158,116
6.38%, 06/15/34	100,000	111,711
5.30%, 12/15/34 (a)	200,000	208,134
5.70%, 06/15/35	150,000	160,143
5.88%, 02/06/41	150,000	158,031
4.13%, 08/13/42	150,000	127,821
4.88%, 11/13/43	250,000	232,187
4.72%, 12/15/44 (f)	100,000	90,096
4.05%, 03/01/45	175,000	144,772
4.60%, 05/13/46 (a)	100,000	88,836
5.00%, 07/15/52 (a)	200,000	180,912
5.25%, 01/15/54 (a)	225,000	212,011
6.35%, 03/15/55 (a)(b)	175,000	182,366
5.85%, 03/15/56 (a)(b)	300,000	297,963
6.40%, 12/15/66 (a)	230,000	241,178
10.75%, 08/01/69 (a)	75,000	99,724
MGIC Investment Corp.
5.25%, 08/15/28 (a)	100,000	99,988
Nationwide Financial Services, Inc.
6.75%, 05/15/87	40,000	40,419
NMI Holdings, Inc.
6.00%, 08/15/29 (a)	100,000	104,110
Old Republic International Corp.
5.75%, 03/28/34 (a)	100,000	104,888
3.85%, 06/11/51 (a)	125,000	90,934
PartnerRe Finance B LLC
3.70%, 07/02/29 (a)	100,000	98,589
4.50%, 10/01/50 (a)(b)	75,000	72,662
Primerica, Inc.
2.80%, 11/19/31 (a)	150,000	137,292
Principal Financial Group, Inc.
3.70%, 05/15/29 (a)	150,000	148,541
2.13%, 06/15/30 (a)	150,000	137,630
5.38%, 03/15/33 (a)	75,000	78,553
6.05%, 10/15/36	100,000	109,304
4.63%, 09/15/42	75,000	68,051
4.30%, 11/15/46 (a)	62,000	52,595
5.50%, 03/15/53 (a)	75,000	72,548
Progressive Corp.
4.00%, 03/01/29 (a)	150,000	150,792
3.20%, 03/26/30 (a)	100,000	97,118
3.00%, 03/15/32 (a)	75,000	69,682
6.25%, 12/01/32	150,000	166,740
4.95%, 06/15/33 (a)	100,000	103,174
3.70%, 01/26/45	100,000	79,349
4.13%, 04/15/47 (a)	175,000	145,362
4.20%, 03/15/48 (a)	100,000	83,384
3.95%, 03/26/50 (a)	100,000	78,834
3.70%, 03/15/52 (a)	100,000	75,207
Prudential Financial, Inc.
3.88%, 03/27/28 (a)	97,000	97,104
2.10%, 03/10/30 (a)	200,000	186,990
5.70%, 12/14/36	150,000	158,985
6.63%, 12/01/37	150,000	172,926
3.00%, 03/10/40 (a)	250,000	195,280
4.60%, 05/15/44	150,000	133,586
4.50%, 09/15/47 (a)(b)	100,000	98,786
3.91%, 12/07/47 (a)	200,000	156,780
4.42%, 03/27/48 (a)	75,000	63,345
5.70%, 09/15/48 (a)(b)	150,000	151,546
3.94%, 12/07/49 (a)	100,000	77,252
4.35%, 02/25/50 (a)	150,000	122,712
3.70%, 10/01/50 (a)(b)	200,000	187,082
See financial notes

Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.70%, 03/13/51 (a)	300,000	219,939
5.13%, 03/01/52 (a)(b)	200,000	197,218
6.00%, 09/01/52 (a)(b)	200,000	207,268
6.75%, 03/01/53 (a)(b)	100,000	107,325
6.50%, 03/15/54 (a)(b)	200,000	211,008
Prudential Funding Asia PLC
3.13%, 04/14/30	200,000	193,146
Radian Group, Inc.
4.88%, 03/15/27 (a)	100,000	100,317
6.20%, 05/15/29 (a)	100,000	104,911
Reinsurance Group of America, Inc.
3.90%, 05/15/29 (a)	100,000	99,455
3.15%, 06/15/30 (a)	200,000	191,024
6.00%, 09/15/33 (a)	100,000	107,028
5.75%, 09/15/34 (a)	100,000	104,654
6.65%, 09/15/55 (a)(b)	150,000	155,344
RenaissanceRe Holdings Ltd.
3.60%, 04/15/29 (a)	150,000	147,587
5.75%, 06/05/33 (a)	150,000	158,344
5.80%, 04/01/35 (a)	75,000	78,746
Selective Insurance Group, Inc.
5.38%, 03/01/49 (a)	75,000	71,286
SiriusPoint Ltd.
7.00%, 04/05/29 (a)	100,000	105,410
Stewart Information Services Corp.
3.60%, 11/15/31 (a)	100,000	90,799
Transatlantic Holdings, Inc.
8.00%, 11/30/39	100,000	125,932
Travelers Cos., Inc.
5.05%, 07/24/35 (a)	90,000	92,409
6.75%, 06/20/36	150,000	173,487
6.25%, 06/15/37	150,000	168,441
5.35%, 11/01/40	100,000	102,023
4.60%, 08/01/43	100,000	92,347
4.30%, 08/25/45 (a)	75,000	64,817
3.75%, 05/15/46 (a)	100,000	79,677
4.00%, 05/30/47 (a)	200,000	163,894
4.05%, 03/07/48 (a)	100,000	82,012
4.10%, 03/04/49 (a)	100,000	82,743
3.05%, 06/08/51 (a)	200,000	134,564
5.45%, 05/25/53 (a)	150,000	148,696
5.70%, 07/24/55 (a)	130,000	133,696
UnitedHealth Group, Inc.
3.38%, 04/15/27	150,000	149,316
4.60%, 04/15/27 (a)	100,000	100,797
3.70%, 05/15/27 (a)	100,000	99,890
2.95%, 10/15/27	150,000	148,283
5.25%, 02/15/28 (a)	200,000	205,280
3.85%, 06/15/28	225,000	225,169
4.40%, 06/15/28 (a)	90,000	91,090
3.88%, 12/15/28	150,000	150,148
4.25%, 01/15/29 (a)	450,000	454,887
4.70%, 04/15/29 (a)	100,000	102,327
4.00%, 05/15/29 (a)	150,000	150,544
2.88%, 08/15/29	200,000	193,298
4.80%, 01/15/30 (a)	250,000	257,272
5.30%, 02/15/30 (a)	250,000	261,542
2.00%, 05/15/30	200,000	184,696
4.65%, 01/15/31 (a)	140,000	143,037
4.90%, 04/15/31 (a)	200,000	206,810
2.30%, 05/15/31 (a)	300,000	273,834
4.95%, 01/15/32 (a)	250,000	258,095
4.20%, 05/15/32 (a)	250,000	249,090
5.35%, 02/15/33 (a)	350,000	367,626
4.50%, 04/15/33 (a)	250,000	249,822
5.00%, 04/15/34 (a)	275,000	282,235
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.15%, 07/15/34 (a)	375,000	387,675
5.30%, 06/15/35 (a)	180,000	187,830
4.63%, 07/15/35	200,000	198,874
5.80%, 03/15/36	143,000	153,679
6.50%, 06/15/37	100,000	112,539
6.63%, 11/15/37	150,000	170,775
6.88%, 02/15/38	200,000	232,580
3.50%, 08/15/39 (a)	250,000	210,075
2.75%, 05/15/40 (a)	150,000	113,084
5.70%, 10/15/40 (a)	75,000	78,610
5.95%, 02/15/41 (a)	100,000	106,341
3.05%, 05/15/41 (a)	300,000	230,604
4.63%, 11/15/41 (a)	100,000	92,205
4.38%, 03/15/42 (a)	100,000	89,438
3.95%, 10/15/42 (a)	100,000	83,915
4.25%, 03/15/43 (a)	150,000	129,875
5.50%, 07/15/44 (a)	300,000	299,205
4.75%, 07/15/45	350,000	317,096
4.20%, 01/15/47 (a)	150,000	124,520
4.25%, 04/15/47 (a)	100,000	83,332
3.75%, 10/15/47 (a)	200,000	153,966
4.25%, 06/15/48 (a)	250,000	206,782
4.45%, 12/15/48 (a)	175,000	148,474
3.70%, 08/15/49 (a)	225,000	169,047
2.90%, 05/15/50 (a)	250,000	162,082
3.25%, 05/15/51 (a)	350,000	239,333
4.75%, 05/15/52 (a)	375,000	326,775
5.88%, 02/15/53 (a)	350,000	356,345
5.05%, 04/15/53 (a)	375,000	341,557
5.38%, 04/15/54 (a)	300,000	285,153
5.63%, 07/15/54 (a)	500,000	493,010
5.95%, 06/15/55 (a)	140,000	145,065
3.88%, 08/15/59 (a)	225,000	163,507
3.13%, 05/15/60 (a)	225,000	138,843
4.95%, 05/15/62 (a)	175,000	152,920
6.05%, 02/15/63 (a)	275,000	283,253
5.20%, 04/15/63 (a)	325,000	293,878
5.50%, 04/15/64 (a)	200,000	189,896
5.75%, 07/15/64 (a)	400,000	393,944
Unum Group
4.00%, 06/15/29 (a)	100,000	99,351
5.25%, 12/15/35 (a)	50,000	49,667
5.75%, 08/15/42	100,000	99,471
4.50%, 12/15/49 (a)	75,000	59,201
4.13%, 06/15/51 (a)	100,000	74,828
6.00%, 06/15/54 (a)	75,000	73,384
Voya Financial, Inc.
5.00%, 09/20/34 (a)	75,000	74,453
5.70%, 07/15/43	50,000	49,175
4.80%, 06/15/46	50,000	44,626
4.70%, 01/23/48 (a)(b)	100,000	96,333
W.R. Berkley Corp.
4.75%, 08/01/44	75,000	68,748
4.00%, 05/12/50 (a)	50,000	39,750
3.55%, 03/30/52 (a)	100,000	72,148
3.15%, 09/30/61 (a)	100,000	61,606
Willis North America, Inc.
4.65%, 06/15/27 (a)	150,000	150,978
4.50%, 09/15/28 (a)	150,000	151,041
2.95%, 09/15/29 (a)	100,000	95,704
4.55%, 03/15/31 (a)	125,000	125,170
5.35%, 05/15/33 (a)	150,000	154,584
5.15%, 03/15/36 (a)	75,000	75,221
5.05%, 09/15/48 (a)	75,000	68,005
3.88%, 09/15/49 (a)	150,000	112,121
5.90%, 03/05/54 (a)	100,000	99,220
See financial notes
Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
XL Group Ltd.
5.25%, 12/15/43	55,000	53,037
		66,741,884
REITs 0.6%
Agree LP
2.90%, 10/01/30 (a)	100,000	94,619
4.80%, 10/01/32 (a)	100,000	101,744
5.63%, 06/15/34 (a)	100,000	105,682
5.60%, 06/15/35 (a)	100,000	105,653
Alexandria Real Estate Equities, Inc.
3.95%, 01/15/28 (a)	100,000	99,809
4.50%, 07/30/29 (a)	50,000	50,429
2.75%, 12/15/29 (a)	100,000	94,959
4.70%, 07/01/30 (a)	100,000	101,491
4.90%, 12/15/30 (a)	150,000	153,199
3.38%, 08/15/31 (a)	150,000	141,419
2.00%, 05/18/32 (a)	175,000	150,374
1.88%, 02/01/33 (a)	150,000	124,805
2.95%, 03/15/34 (a)	150,000	130,643
4.75%, 04/15/35 (a)	100,000	97,492
5.50%, 10/01/35 (a)	100,000	102,875
5.25%, 03/15/36 (a)	275,000	275,058
5.25%, 05/15/36 (a)	75,000	75,420
4.85%, 04/15/49 (a)	50,000	43,786
5.15%, 04/15/53 (a)	100,000	90,759
5.63%, 05/15/54 (a)	100,000	96,869
American Assets Trust LP
3.38%, 02/01/31 (a)	75,000	69,055
6.15%, 10/01/34 (a)	100,000	102,345
American Homes 4 Rent LP
4.25%, 02/15/28 (a)	100,000	100,220
4.90%, 02/15/29 (a)	100,000	101,861
4.95%, 06/15/30 (a)	100,000	101,985
2.38%, 07/15/31 (a)	100,000	90,082
3.63%, 04/15/32 (a)	150,000	142,411
5.50%, 02/01/34 (a)	100,000	103,191
5.50%, 07/15/34 (a)	100,000	102,968
5.25%, 03/15/35 (a)	75,000	75,714
3.38%, 07/15/51 (a)	75,000	50,532
4.30%, 04/15/52 (a)	50,000	39,472
Americold Realty Operating Partnership LP
5.60%, 05/15/32 (a)	75,000	76,785
5.41%, 09/12/34 (a)	100,000	99,193
AvalonBay Communities, Inc.
3.20%, 01/15/28 (a)	75,000	74,424
1.90%, 12/01/28 (a)	50,000	47,563
3.30%, 06/01/29 (a)	75,000	73,622
2.30%, 03/01/30 (a)	100,000	93,715
4.35%, 12/01/30 (a)	70,000	70,712
2.45%, 01/15/31 (a)	150,000	139,043
2.05%, 01/15/32 (a)	150,000	133,535
5.00%, 02/15/33 (a)	100,000	103,574
5.30%, 12/07/33 (a)	100,000	105,318
5.35%, 06/01/34 (a)	100,000	105,137
5.00%, 08/01/35 (a)	70,000	71,653
3.90%, 10/15/46 (a)	100,000	81,675
4.35%, 04/15/48 (a)	50,000	43,379
Boston Properties LP
6.75%, 12/01/27 (a)	150,000	156,571
4.50%, 12/01/28 (a)	150,000	151,312
3.40%, 06/21/29 (a)	200,000	194,870
2.90%, 03/15/30 (a)	100,000	94,411
3.25%, 01/30/31 (a)	200,000	188,444
2.55%, 04/01/32 (a)	150,000	131,933
2.45%, 10/01/33 (a)	150,000	124,239
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.50%, 01/15/34 (a)	150,000	160,795
5.75%, 01/15/35 (a)	150,000	152,932
Brixmor Operating Partnership LP
3.90%, 03/15/27 (a)	100,000	99,897
4.13%, 05/15/29 (a)	150,000	150,235
4.05%, 07/01/30 (a)	150,000	148,740
2.50%, 08/16/31 (a)	100,000	90,878
5.20%, 04/01/32 (a)	75,000	77,509
4.85%, 02/15/33 (a)	70,000	70,641
5.50%, 02/15/34 (a)	100,000	104,160
5.75%, 02/15/35 (a)	50,000	53,000
Broadstone Net Lease LLC
2.60%, 09/15/31 (a)	75,000	67,300
5.00%, 11/01/32 (a)	60,000	60,699
Camden Property Trust
4.10%, 10/15/28 (a)	100,000	100,576
3.15%, 07/01/29 (a)	100,000	97,344
2.80%, 05/15/30 (a)	100,000	95,135
4.90%, 01/15/34 (a)	100,000	102,267
4.90%, 02/28/36 (a)	300,000	300,183
3.35%, 11/01/49 (a)	50,000	36,002
COPT Defense Properties LP
2.00%, 01/15/29 (a)	150,000	141,654
4.50%, 10/15/30 (a)	70,000	70,340
2.75%, 04/15/31 (a)	100,000	92,374
2.90%, 12/01/33 (a)	75,000	65,160
Cousins Properties LP
5.25%, 07/15/30 (a)	75,000	77,543
5.38%, 02/15/32 (a)	75,000	77,473
4.88%, 03/01/33 (a)	100,000	99,157
5.88%, 10/01/34 (a)	100,000	104,799
CubeSmart LP
2.25%, 12/15/28 (a)	75,000	71,514
4.38%, 02/15/29 (a)	100,000	100,851
3.00%, 02/15/30 (a)	75,000	71,879
2.00%, 02/15/31 (a)	100,000	89,491
2.50%, 02/15/32 (a)	75,000	67,360
5.13%, 11/01/35 (a)	100,000	101,888
Digital Realty Trust LP
3.70%, 08/15/27 (a)	150,000	149,463
5.55%, 01/15/28 (a)	150,000	154,323
4.45%, 07/15/28 (a)	150,000	151,521
3.60%, 07/01/29 (a)	150,000	148,126
DOC Dr. LLC
4.30%, 03/15/27 (a)	100,000	100,249
2.63%, 11/01/31 (a)	100,000	90,900
EPR Properties
4.50%, 06/01/27 (a)	150,000	150,243
3.75%, 08/15/29 (a)	100,000	97,566
4.75%, 11/15/30 (a)	100,000	100,257
3.60%, 11/15/31 (a)	100,000	93,973
ERP Operating LP
3.25%, 08/01/27 (a)	100,000	99,291
3.50%, 03/01/28 (a)	100,000	99,351
4.15%, 12/01/28 (a)	100,000	100,711
3.00%, 07/01/29 (a)	100,000	97,211
2.50%, 02/15/30 (a)	100,000	94,757
4.95%, 06/15/32 (a)	100,000	103,275
4.65%, 09/15/34 (a)	100,000	100,203
4.50%, 07/01/44 (a)	150,000	136,805
4.50%, 06/01/45 (a)	50,000	44,450
4.00%, 08/01/47 (a)	100,000	82,319
Essential Properties LP
2.95%, 07/15/31 (a)	100,000	92,268
5.40%, 12/01/35 (a)	75,000	76,435
See financial notes

Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Essex Portfolio LP
1.70%, 03/01/28 (a)	75,000	71,843
4.00%, 03/01/29 (a)	150,000	149,742
3.00%, 01/15/30 (a)	100,000	95,832
1.65%, 01/15/31 (a)	150,000	132,447
2.65%, 03/15/32 (a)	150,000	135,372
5.50%, 04/01/34 (a)	100,000	104,183
5.38%, 04/01/35 (a)	75,000	77,538
4.50%, 03/15/48 (a)	50,000	42,955
2.65%, 09/01/50 (a)	100,000	60,895
Extra Space Storage LP
5.70%, 04/01/28 (a)	150,000	154,900
3.90%, 04/01/29 (a)	75,000	74,615
4.00%, 06/15/29 (a)	100,000	99,743
5.50%, 07/01/30 (a)	75,000	78,482
2.20%, 10/15/30 (a)	50,000	45,717
5.90%, 01/15/31 (a)	100,000	106,500
2.55%, 06/01/31 (a)	100,000	91,425
2.40%, 10/15/31 (a)	150,000	134,513
2.35%, 03/15/32 (a)	150,000	132,540
4.95%, 01/15/33 (a)	150,000	152,373
5.40%, 02/01/34 (a)	100,000	103,269
5.35%, 01/15/35 (a)	75,000	77,327
5.40%, 06/15/35 (a)	100,000	103,404
Federal Realty OP LP
3.25%, 07/15/27 (a)	100,000	99,084
5.38%, 05/01/28 (a)	75,000	77,081
3.20%, 06/15/29 (a)	75,000	73,014
3.50%, 06/01/30 (a)	50,000	48,612
4.50%, 12/01/44 (a)	100,000	88,821
First Industrial LP
5.25%, 01/15/31 (a)	100,000	102,892
Healthcare Realty Holdings LP
3.75%, 07/01/27 (a)	75,000	74,751
3.10%, 02/15/30 (a)	150,000	143,652
2.00%, 03/15/31 (a)	100,000	88,705
Healthpeak OP LLC
2.13%, 12/01/28 (a)	75,000	71,339
3.50%, 07/15/29 (a)	150,000	147,097
3.00%, 01/15/30 (a)	200,000	191,418
2.88%, 01/15/31 (a)	150,000	140,552
5.25%, 12/15/32 (a)	150,000	155,103
4.75%, 01/15/33 (a)	150,000	150,844
5.38%, 02/15/35 (a)	95,000	97,981
Highwoods Realty LP
4.20%, 04/15/29 (a)	100,000	99,023
3.05%, 02/15/30 (a)	100,000	94,223
2.60%, 02/01/31 (a)	100,000	89,989
5.35%, 01/15/33 (a)	60,000	60,263
7.65%, 02/01/34 (a)	75,000	85,506
Host Hotels & Resorts LP
4.25%, 12/15/28 (a)	70,000	70,328
3.38%, 12/15/29 (a)	150,000	145,353
3.50%, 09/15/30 (a)	150,000	143,890
2.90%, 12/15/31 (a)	75,000	68,563
5.70%, 06/15/32 (a)	100,000	105,370
5.70%, 07/01/34 (a)	100,000	104,241
5.50%, 04/15/35 (a)	100,000	102,149
Invitation Homes Operating Partnership LP
2.30%, 11/15/28 (a)	200,000	190,350
5.45%, 08/15/30 (a)	100,000	104,254
2.00%, 08/15/31 (a)	100,000	88,167
4.15%, 04/15/32 (a)	100,000	97,410
4.95%, 01/15/33 (a)	100,000	100,787
5.50%, 08/15/33 (a)	100,000	103,382
4.88%, 02/01/35 (a)	100,000	99,208
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Kilroy Realty LP
4.25%, 08/15/29 (a)	120,000	117,920
3.05%, 02/15/30 (a)	75,000	69,730
2.50%, 11/15/32 (a)	75,000	62,992
2.65%, 11/15/33 (a)	75,000	61,369
5.88%, 10/15/35 (a)	120,000	118,332
6.25%, 01/15/36 (a)	75,000	76,542
Kimco Realty OP LLC
1.90%, 03/01/28 (a)	100,000	96,391
2.70%, 10/01/30 (a)	100,000	94,863
2.25%, 12/01/31 (a)	100,000	90,113
3.20%, 04/01/32 (a)	100,000	94,030
4.60%, 02/01/33 (a)	100,000	101,034
6.40%, 03/01/34 (a)	100,000	111,447
4.85%, 03/01/35 (a)	75,000	75,857
5.30%, 02/01/36 (a)	90,000	93,581
4.25%, 04/01/45 (a)	75,000	64,678
4.13%, 12/01/46 (a)	100,000	84,888
4.45%, 09/01/47 (a)	100,000	87,314
3.70%, 10/01/49 (a)	75,000	57,528
Kite Realty Group LP
5.20%, 08/15/32 (a)	50,000	51,510
5.50%, 03/01/34 (a)	75,000	78,227
Kite Realty Group Trust
4.75%, 09/15/30 (a)	100,000	102,172
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
5.50%, 08/01/30 (a)	100,000	102,758
Lineage OP LP
5.25%, 07/15/30 (a)	90,000	91,811
LXP Industrial Trust
2.70%, 09/15/30 (a)	75,000	69,578
2.38%, 10/01/31 (a)	75,000	66,565
Mid-America Apartments LP
3.60%, 06/01/27 (a)	150,000	149,599
4.20%, 06/15/28 (a)	100,000	100,708
3.95%, 03/15/29 (a)	50,000	50,027
2.75%, 03/15/30 (a)	100,000	95,485
1.70%, 02/15/31 (a)	100,000	88,887
5.30%, 02/15/32 (a)	75,000	78,874
4.65%, 01/15/33 (a)	70,000	70,451
5.00%, 03/15/34 (a)	75,000	76,406
4.95%, 03/01/35 (a)	100,000	101,554
2.88%, 09/15/51 (a)	50,000	32,319
National Health Investors, Inc.
3.00%, 02/01/31 (a)	100,000	91,771
5.35%, 02/01/33 (a)	60,000	60,780
NNN REIT, Inc.
3.50%, 10/15/27 (a)	100,000	99,447
4.30%, 10/15/28 (a)	100,000	100,707
2.50%, 04/15/30 (a)	100,000	93,757
5.60%, 10/15/33 (a)	75,000	79,187
5.50%, 06/15/34 (a)	100,000	104,737
4.80%, 10/15/48 (a)	50,000	45,131
3.10%, 04/15/50 (a)	100,000	66,745
3.50%, 04/15/51 (a)	75,000	54,266
3.00%, 04/15/52 (a)	100,000	64,328
Omega Healthcare Investors, Inc.
4.50%, 04/01/27 (a)	150,000	150,288
4.75%, 01/15/28 (a)	100,000	100,994
3.63%, 10/01/29 (a)	75,000	73,090
5.20%, 07/01/30 (a)	110,000	112,782
3.38%, 02/01/31 (a)	150,000	141,542
3.25%, 04/15/33 (a)	100,000	90,300
See financial notes
Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Phillips Edison Grocery Center Operating Partnership I LP
2.63%, 11/15/31 (a)	100,000	90,849
5.25%, 08/15/32 (a)	60,000	62,035
4.75%, 03/15/33 (a)	300,000	300,441
5.75%, 07/15/34 (a)	50,000	53,009
4.95%, 01/15/35 (a)	50,000	50,062
Piedmont Operating Partnership LP
6.88%, 07/15/29 (a)	75,000	79,724
3.15%, 08/15/30 (a)	150,000	139,395
5.63%, 01/15/33 (a)	70,000	70,358
Prologis LP
2.13%, 04/15/27 (a)	150,000	147,366
3.38%, 12/15/27 (a)	75,000	74,534
4.88%, 06/15/28 (a)	150,000	153,504
3.88%, 09/15/28 (a)	150,000	150,135
4.00%, 09/15/28 (a)	75,000	75,269
4.38%, 02/01/29 (a)	50,000	50,673
2.88%, 11/15/29 (a)	50,000	48,204
2.25%, 04/15/30 (a)	200,000	187,412
1.75%, 07/01/30 (a)	75,000	68,222
1.25%, 10/15/30 (a)	100,000	88,477
4.75%, 01/15/31 (a)	100,000	103,106
1.75%, 02/01/31 (a)	100,000	89,506
1.63%, 03/15/31 (a)	100,000	89,017
2.25%, 01/15/32 (a)	100,000	90,070
4.63%, 01/15/33 (a)	150,000	152,250
4.75%, 06/15/33 (a)	150,000	152,908
5.13%, 01/15/34 (a)	150,000	155,551
5.00%, 03/15/34 (a)	100,000	102,767
5.00%, 01/31/35 (a)	100,000	102,328
5.25%, 05/15/35 (a)	100,000	104,182
4.38%, 09/15/48 (a)	75,000	64,253
3.05%, 03/01/50 (a)	50,000	33,900
3.00%, 04/15/50 (a)	150,000	100,710
2.13%, 10/15/50 (a)	150,000	82,664
5.25%, 06/15/53 (a)	150,000	145,276
5.25%, 03/15/54 (a)	150,000	144,679
Public Storage Operating Co.
3.09%, 09/15/27 (a)	50,000	49,636
1.85%, 05/01/28 (a)	150,000	143,968
1.95%, 11/09/28 (a)	100,000	95,317
5.13%, 01/15/29 (a)	100,000	103,643
3.39%, 05/01/29 (a)	150,000	148,098
4.38%, 07/01/30 (a)	100,000	101,631
2.30%, 05/01/31 (a)	100,000	91,713
2.25%, 11/09/31 (a)	100,000	90,572
5.10%, 08/01/33 (a)	100,000	104,338
5.00%, 07/01/35 (a)	75,000	77,146
5.35%, 08/01/53 (a)	175,000	171,783
Realty Income Corp.
3.95%, 08/15/27 (a)	150,000	150,250
3.40%, 01/15/28 (a)	100,000	99,178
2.10%, 03/15/28 (a)	100,000	96,513
2.20%, 06/15/28 (a)	100,000	96,393
4.70%, 12/15/28 (a)	150,000	153,042
3.95%, 02/01/29 (a)	70,000	70,154
4.75%, 02/15/29 (a)	100,000	102,292
3.25%, 06/15/29 (a)	75,000	73,484
4.00%, 07/15/29 (a)	100,000	100,143
3.10%, 12/15/29 (a)	100,000	97,025
3.40%, 01/15/30 (a)	50,000	48,875
4.85%, 03/15/30 (a)	100,000	103,122
3.25%, 01/15/31 (a)	200,000	191,946
3.20%, 02/15/31 (a)	150,000	143,494
2.70%, 02/15/32 (a)	75,000	68,694
5.63%, 10/13/32 (a)	150,000	160,443
2.85%, 12/15/32 (a)	75,000	68,312
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.50%, 02/01/33 (a)	70,000	70,174
1.80%, 03/15/33 (a)	100,000	84,373
4.90%, 07/15/33 (a)	100,000	102,432
5.13%, 02/15/34 (a)	150,000	155,344
5.13%, 04/15/35 (a)	100,000	102,867
4.65%, 03/15/47 (a)	100,000	90,123
5.38%, 09/01/54 (a)	100,000	98,187
Regency Centers LP
4.13%, 03/15/28 (a)	150,000	150,816
3.70%, 06/15/30 (a)	100,000	98,749
5.00%, 07/15/32 (a)	100,000	103,089
4.50%, 03/15/33 (a)	75,000	75,008
5.25%, 01/15/34 (a)	75,000	77,835
4.40%, 02/01/47 (a)	100,000	87,336
4.65%, 03/15/49 (a)	75,000	66,714
Rexford Industrial Realty LP
5.00%, 06/15/28 (a)	75,000	76,313
2.15%, 09/01/31 (a)	150,000	133,205
Sabra Health Care LP
3.90%, 10/15/29 (a)	100,000	98,593
3.20%, 12/01/31 (a)	150,000	138,842
Safehold GL Holdings LLC
2.85%, 01/15/32 (a)	100,000	91,495
6.10%, 04/01/34 (a)	75,000	80,951
5.65%, 01/15/35 (a)	100,000	104,404
Simon Property Group LP
3.38%, 06/15/27 (a)	100,000	99,539
3.38%, 12/01/27 (a)	150,000	149,047
1.75%, 02/01/28 (a)	175,000	168,553
2.45%, 09/13/29 (a)	250,000	237,692
2.65%, 07/15/30 (a)	150,000	141,786
4.38%, 10/01/30 (a)	150,000	151,882
4.30%, 01/15/31 (a)	150,000	150,910
2.20%, 02/01/31 (a)	150,000	136,937
2.25%, 01/15/32 (a)	100,000	89,503
2.65%, 02/01/32 (a)	100,000	91,243
5.50%, 03/08/33 (a)	150,000	159,259
6.25%, 01/15/34 (a)	100,000	110,640
4.75%, 09/26/34 (a)	150,000	150,957
5.13%, 10/01/35 (a)	150,000	153,676
6.75%, 02/01/40 (a)	100,000	116,075
4.75%, 03/15/42 (a)	100,000	94,187
4.25%, 10/01/44 (a)	75,000	64,538
4.25%, 11/30/46 (a)	100,000	85,169
3.25%, 09/13/49 (a)	250,000	176,035
3.80%, 07/15/50 (a)	175,000	134,815
5.85%, 03/08/53 (a)	125,000	129,746
6.65%, 01/15/54 (a)	75,000	85,194
Store Capital LLC
4.50%, 03/15/28 (a)	100,000	100,448
4.63%, 03/15/29 (a)	100,000	100,468
5.40%, 04/30/30 (a)	75,000	77,085
4.95%, 02/11/31 (a)(e)	100,000	100,943
2.70%, 12/01/31 (a)	75,000	67,198
Sun Communities Operating LP
2.30%, 11/01/28 (a)	100,000	95,558
2.70%, 07/15/31 (a)	100,000	91,825
4.20%, 04/15/32 (a)	100,000	98,155
Tanger Properties LP
3.88%, 07/15/27 (a)	100,000	99,788
2.75%, 09/01/31 (a)	100,000	91,533
UDR, Inc.
3.50%, 01/15/28 (a)	100,000	99,250
3.20%, 01/15/30 (a)	150,000	145,531
3.00%, 08/15/31 (a)	100,000	93,691
2.10%, 08/01/32 (a)	150,000	130,716
See financial notes

Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.90%, 03/15/33 (a)	75,000	62,894
2.10%, 06/15/33 (a)	100,000	84,409
5.13%, 09/01/34 (a)	75,000	76,691
Ventas Realty LP
3.85%, 04/01/27 (a)	150,000	149,791
4.00%, 03/01/28 (a)	100,000	100,008
4.40%, 01/15/29 (a)	150,000	151,465
3.00%, 01/15/30 (a)	100,000	95,843
4.75%, 11/15/30 (a)	100,000	102,099
5.63%, 07/01/34 (a)	100,000	105,388
5.00%, 01/15/35 (a)	125,000	126,268
5.00%, 02/15/36 (a)	75,000	74,960
5.70%, 09/30/43 (a)	100,000	102,539
4.38%, 02/01/45 (a)	100,000	86,396
4.88%, 04/15/49 (a)	50,000	44,825
Welltower OP LLC
4.25%, 04/15/28 (a)	100,000	100,803
2.05%, 01/15/29 (a)	100,000	95,092
4.13%, 03/15/29 (a)	150,000	150,873
3.10%, 01/15/30 (a)	100,000	96,707
4.50%, 07/01/30 (a)	100,000	101,795
2.75%, 01/15/31 (a)	150,000	141,077
2.80%, 06/01/31 (a)	125,000	116,970
2.75%, 01/15/32 (a)	100,000	92,283
3.85%, 06/15/32 (a)	150,000	146,668
5.13%, 07/01/35 (a)	200,000	206,102
6.50%, 03/15/41 (a)	50,000	56,788
4.95%, 09/01/48 (a)	100,000	94,665
WP Carey, Inc.
3.85%, 07/15/29 (a)	75,000	74,452
4.65%, 07/15/30 (a)	70,000	71,008
2.40%, 02/01/31 (a)	100,000	91,250
2.45%, 02/01/32 (a)	75,000	67,185
2.25%, 04/01/33 (a)	100,000	85,376
5.38%, 06/30/34 (a)	75,000	78,027
		37,857,071
		460,547,550

Industrial 13.6%
Basic Industry 0.6%
Air Products & Chemicals, Inc.
1.85%, 05/15/27 (a)	100,000	97,948
4.30%, 06/11/28 (a)	110,000	111,378
4.60%, 02/08/29 (a)	225,000	230,240
2.05%, 05/15/30 (a)	150,000	139,095
4.75%, 02/08/31 (a)	100,000	103,305
4.90%, 10/11/32 (a)	90,000	93,290
4.80%, 03/03/33 (a)	100,000	103,083
4.85%, 02/08/34 (a)	200,000	205,282
2.70%, 05/15/40 (a)	150,000	115,007
2.80%, 05/15/50 (a)	270,000	176,599
Albemarle Corp.
4.65%, 06/01/27 (a)	100,000	100,758
5.05%, 06/01/32 (a)	100,000	101,988
5.45%, 12/01/44 (a)	50,000	47,114
5.65%, 06/01/52 (a)	100,000	91,778
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28 (a)	200,000	194,830
3.75%, 10/01/30 (a)	200,000	193,394
ArcelorMittal SA
6.55%, 11/29/27 (a)	200,000	207,890
4.25%, 07/16/29	100,000	100,589
6.80%, 11/29/32 (a)	150,000	170,275
6.00%, 06/17/34 (a)	100,000	108,449
7.00%, 10/15/39	100,000	115,703
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.75%, 03/01/41 (g)	100,000	111,639
6.35%, 06/17/54 (a)	75,000	80,500
Barrick Mining Corp.
6.45%, 10/15/35	150,000	167,911
5.25%, 04/01/42	75,000	75,665
Barrick North America Finance LLC
5.70%, 05/30/41	100,000	104,003
5.75%, 05/01/43	150,000	155,980
Barrick PD Australia Finance Pty. Ltd.
5.95%, 10/15/39	150,000	160,974
BHP Billiton Finance USA Ltd.
4.75%, 02/28/28 (a)	200,000	203,742
5.10%, 09/08/28 (a)	150,000	154,588
5.00%, 02/21/30 (a)	200,000	207,424
5.25%, 09/08/30 (a)	150,000	157,458
5.13%, 02/21/32 (a)	150,000	157,036
4.90%, 02/28/33 (a)	150,000	154,545
5.25%, 09/08/33 (a)	250,000	262,345
5.30%, 02/21/35 (a)	225,000	236,032
5.00%, 02/15/36 (a)	100,000	102,868
4.13%, 02/24/42	170,000	149,952
5.00%, 09/30/43	450,000	436,738
5.50%, 09/08/53 (a)	150,000	151,561
5.75%, 09/05/55 (a)	225,000	234,936
Cabot Corp.
4.00%, 07/01/29 (a)	150,000	150,010
Celulosa Arauco y Constitucion SA
5.50%, 11/02/47 (a)	200,000	180,550
CF Industries, Inc.
5.15%, 03/15/34	100,000	101,886
5.30%, 11/26/35 (a)	180,000	183,215
4.95%, 06/01/43	125,000	114,869
5.38%, 03/15/44	150,000	143,736
Dow Chemical Co.
4.80%, 11/30/28 (a)	100,000	101,655
7.38%, 11/01/29	75,000	82,510
2.10%, 11/15/30 (a)	150,000	133,783
4.80%, 01/15/31 (a)	125,000	124,763
6.30%, 03/15/33 (a)	100,000	106,372
5.15%, 02/15/34 (a)	150,000	149,406
4.25%, 10/01/34 (a)	50,000	46,235
5.35%, 03/15/35 (a)	75,000	74,584
5.65%, 03/15/36 (a)	100,000	100,195
9.40%, 05/15/39	100,000	128,534
5.25%, 11/15/41 (a)	175,000	157,202
4.38%, 11/15/42 (a)	250,000	197,830
4.63%, 10/01/44 (a)	100,000	80,862
5.55%, 11/30/48 (a)	150,000	131,407
4.80%, 05/15/49 (a)	150,000	117,179
3.60%, 11/15/50 (a)	225,000	147,445
6.90%, 05/15/53 (a)	200,000	205,470
5.60%, 02/15/54 (a)	100,000	86,570
5.95%, 03/15/55 (a)	100,000	90,583
DuPont de Nemours, Inc.
4.73%, 11/15/28 (a)	200,000	203,230
4.73%, 11/15/28 (a)(e)	86,000	87,233
5.32%, 11/15/38 (a)	150,000	152,239
5.42%, 11/15/48 (a)	185,000	176,999
Eastman Chemical Co.
4.50%, 12/01/28 (a)	150,000	151,773
5.00%, 08/01/29 (a)	100,000	102,671
4.50%, 02/20/31 (a)	150,000	150,151
5.75%, 03/08/33 (a)	100,000	106,361
5.63%, 02/20/34 (a)	100,000	104,430
4.80%, 09/01/42 (a)	100,000	91,030
4.65%, 10/15/44 (a)	150,000	130,233
See financial notes
Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Ecolab, Inc.
3.25%, 12/01/27 (a)	150,000	149,167
5.25%, 01/15/28 (a)	100,000	102,772
4.30%, 06/15/28 (a)	100,000	101,208
4.80%, 03/24/30 (a)	100,000	103,075
1.30%, 01/30/31 (a)	100,000	88,103
2.13%, 02/01/32 (a)	150,000	134,613
5.00%, 09/01/35 (a)	100,000	103,304
5.50%, 12/08/41	75,000	79,549
3.95%, 12/01/47 (a)	75,000	62,548
2.13%, 08/15/50 (a)	100,000	56,513
2.70%, 12/15/51 (a)	150,000	94,316
2.75%, 08/18/55 (a)	150,000	92,405
EIDP, Inc.
2.30%, 07/15/30 (a)	267,000	249,947
5.13%, 05/15/32 (a)	100,000	103,878
4.80%, 05/15/33 (a)	150,000	151,915
Freeport-McMoRan, Inc.
5.00%, 09/01/27 (a)	150,000	150,183
4.13%, 03/01/28 (a)	100,000	99,971
5.25%, 09/01/29 (a)	100,000	101,536
4.25%, 03/01/30 (a)	75,000	75,173
4.63%, 08/01/30 (a)	200,000	202,346
5.40%, 11/14/34 (a)	100,000	104,616
5.45%, 03/15/43 (a)	300,000	296,844
Georgia-Pacific LLC
7.75%, 11/15/29	75,000	84,833
8.88%, 05/15/31	100,000	121,882
Gerdau Trade, Inc.
5.75%, 06/09/35 (a)	120,000	125,010
International Flavors & Fragrances, Inc.
4.45%, 09/26/28 (a)	100,000	100,780
4.38%, 06/01/47 (a)	75,000	62,397
5.00%, 09/26/48 (a)	150,000	135,678
International Paper Co.
5.00%, 09/15/35 (a)	75,000	75,815
7.30%, 11/15/39	100,000	117,802
6.00%, 11/15/41 (a)	100,000	104,099
4.80%, 06/15/44 (a)	100,000	89,132
5.15%, 05/15/46 (a)	100,000	92,755
4.40%, 08/15/47 (a)	100,000	83,284
4.35%, 08/15/48 (a)	150,000	123,137
Kinross Gold Corp.
6.25%, 07/15/33 (a)	100,000	110,079
Linde, Inc.
1.10%, 08/10/30 (a)	100,000	88,856
3.55%, 11/07/42 (a)	100,000	82,234
2.00%, 08/10/50 (a)	100,000	54,486
Lubrizol Corp.
6.50%, 10/01/34	75,000	85,988
LYB International Finance BV
5.25%, 07/15/43	150,000	131,641
4.88%, 03/15/44 (a)	150,000	125,822
LYB International Finance II BV
3.50%, 03/02/27 (a)	150,000	149,145
LYB International Finance III LLC
2.25%, 10/01/30 (a)	100,000	90,469
5.13%, 01/15/31 (a)	90,000	91,536
5.63%, 05/15/33 (a)	75,000	76,616
5.50%, 03/01/34 (a)	150,000	151,179
6.15%, 05/15/35 (a)	100,000	103,938
5.88%, 01/15/36 (a)	180,000	181,949
3.38%, 10/01/40 (a)	150,000	111,123
4.20%, 10/15/49 (a)	200,000	145,294
4.20%, 05/01/50 (a)	175,000	126,353
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.63%, 04/01/51 (a)	175,000	114,482
3.80%, 10/01/60 (a)	100,000	63,544
LyondellBasell Industries NV
4.63%, 02/26/55 (a)	175,000	135,161
Mosaic Co.
4.05%, 11/15/27 (a)	100,000	100,124
5.38%, 11/15/28 (a)	75,000	77,460
4.35%, 01/15/29 (a)	90,000	90,751
4.60%, 11/15/30 (a)	70,000	70,885
5.45%, 11/15/33 (a)	75,000	77,935
4.88%, 11/15/41 (a)	100,000	92,114
5.63%, 11/15/43 (a)	100,000	98,006
NewMarket Corp.
2.70%, 03/18/31 (a)	100,000	92,269
Newmont Corp.
2.60%, 07/15/32 (a)	140,000	128,692
5.88%, 04/01/35	100,000	108,804
4.88%, 03/15/42 (a)	80,000	77,847
5.45%, 06/09/44 (a)	100,000	101,608
Newmont Corp./Newcrest Finance Pty. Ltd.
3.25%, 05/13/30 (a)	79,000	76,943
5.35%, 03/15/34 (a)	200,000	211,494
4.20%, 05/13/50 (a)	75,000	62,626
Nucor Corp.
3.95%, 05/01/28 (a)	150,000	150,453
2.70%, 06/01/30 (a)	150,000	142,329
4.65%, 06/01/30 (a)	100,000	102,397
3.13%, 04/01/32 (a)	100,000	94,058
5.10%, 06/01/35 (a)	100,000	103,457
6.40%, 12/01/37	50,000	56,587
5.20%, 08/01/43 (a)	75,000	74,213
3.85%, 04/01/52 (a)	100,000	77,774
2.98%, 12/15/55 (a)	200,000	127,838
Nutrien Ltd.
5.20%, 06/21/27 (a)	100,000	101,572
4.90%, 03/27/28 (a)	150,000	152,731
4.20%, 04/01/29 (a)	100,000	100,456
2.95%, 05/13/30 (a)	150,000	143,190
5.25%, 03/12/32 (a)	100,000	104,470
5.40%, 06/21/34 (a)	100,000	104,490
4.13%, 03/15/35 (a)	75,000	70,679
5.88%, 12/01/36	50,000	53,283
5.63%, 12/01/40	100,000	102,084
6.13%, 01/15/41 (a)	45,000	48,208
4.90%, 06/01/43 (a)	100,000	92,557
5.25%, 01/15/45 (a)	125,000	120,485
5.00%, 04/01/49 (a)	100,000	91,681
3.95%, 05/13/50 (a)	150,000	117,336
5.80%, 03/27/53 (a)	150,000	153,189
Packaging Corp. of America
3.40%, 12/15/27 (a)	75,000	74,410
3.00%, 12/15/29 (a)	150,000	144,606
5.20%, 08/15/35 (a)	150,000	153,820
3.05%, 10/01/51 (a)	150,000	99,335
PPG Industries, Inc.
3.75%, 03/15/28 (a)	100,000	99,887
2.80%, 08/15/29 (a)	100,000	96,626
2.55%, 06/15/30 (a)	100,000	94,161
4.38%, 03/15/31 (a)	130,000	130,789
Rayonier LP
2.75%, 05/17/31 (a)	75,000	68,741
Reliance, Inc.
2.15%, 08/15/30 (a)	200,000	183,250
See financial notes

Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Rio Tinto Alcan, Inc.
7.25%, 03/15/31	100,000	114,473
6.13%, 12/15/33	150,000	165,567
5.75%, 06/01/35	75,000	80,942
Rio Tinto Finance USA Ltd.
7.13%, 07/15/28	100,000	107,450
5.20%, 11/02/40	200,000	202,746
2.75%, 11/02/51 (a)	250,000	158,360
Rio Tinto Finance USA PLC
4.38%, 03/12/27	100,000	100,773
4.50%, 03/14/28 (a)	150,000	152,140
4.88%, 03/14/30 (a)	300,000	309,966
5.00%, 03/14/32 (a)	225,000	233,917
5.00%, 03/09/33 (a)	150,000	155,814
5.25%, 03/14/35 (a)	300,000	313,602
4.75%, 03/22/42 (a)	100,000	95,177
4.13%, 08/21/42 (a)	100,000	87,587
5.13%, 03/09/53 (a)	200,000	190,284
5.75%, 03/14/55 (a)	300,000	311,754
5.88%, 03/14/65 (a)	150,000	156,669
Rohm & Haas Co.
7.85%, 07/15/29	100,000	111,114
RPM International, Inc.
3.75%, 03/15/27 (a)	50,000	49,929
4.55%, 03/01/29 (a)	100,000	101,566
2.95%, 01/15/32 (a)	75,000	69,005
5.25%, 06/01/45 (a)	75,000	73,085
4.25%, 01/15/48 (a)	25,000	20,869
Sherwin-Williams Co.
3.45%, 06/01/27 (a)	250,000	248,872
4.55%, 03/01/28 (a)	75,000	75,983
4.30%, 08/15/28 (a)	100,000	100,888
2.95%, 08/15/29 (a)	100,000	96,664
2.30%, 05/15/30 (a)	100,000	93,041
4.50%, 08/15/30 (a)	100,000	101,586
4.80%, 09/01/31 (a)	75,000	77,309
2.20%, 03/15/32 (a)	75,000	66,612
5.15%, 08/15/35 (a)	100,000	102,858
4.00%, 12/15/42 (a)	50,000	42,029
4.55%, 08/01/45 (a)	75,000	66,088
4.50%, 06/01/47 (a)	250,000	216,612
3.80%, 08/15/49 (a)	100,000	76,309
3.30%, 05/15/50 (a)	100,000	69,912
2.90%, 03/15/52 (a)	100,000	62,891
Smurfit Kappa Treasury ULC
5.20%, 01/15/30 (a)	200,000	207,388
5.44%, 04/03/34 (a)	200,000	208,560
5.78%, 04/03/54 (a)	200,000	202,542
Smurfit Westrock Financing DAC
5.42%, 01/15/35 (a)	200,000	207,646
5.19%, 01/15/36 (a)	200,000	203,820
Southern Copper Corp.
7.50%, 07/27/35	150,000	179,001
6.75%, 04/16/40	200,000	229,538
5.25%, 11/08/42	250,000	245,237
5.88%, 04/23/45	250,000	261,945
Steel Dynamics, Inc.
1.65%, 10/15/27 (a)	75,000	72,374
4.00%, 12/15/28 (a)	120,000	120,113
3.45%, 04/15/30 (a)	100,000	97,316
3.25%, 01/15/31 (a)	100,000	95,774
5.38%, 08/15/34 (a)	125,000	129,934
5.25%, 05/15/35 (a)	100,000	102,739
3.25%, 10/15/50 (a)	75,000	51,452
5.75%, 05/15/55 (a)	75,000	74,938
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Suzano Austria GmbH
2.50%, 09/15/28 (a)	100,000	95,748
6.00%, 01/15/29 (a)	200,000	207,484
5.00%, 01/15/30 (a)	200,000	201,482
3.75%, 01/15/31 (a)	250,000	238,552
3.13%, 01/15/32 (a)	200,000	181,636
Suzano Netherlands BV
5.50%, 01/15/36 (a)	200,000	201,632
Vale Overseas Ltd.
3.75%, 07/08/30 (a)	300,000	291,186
6.13%, 06/12/33 (a)	275,000	296,260
8.25%, 01/17/34	75,000	90,965
6.88%, 11/21/36	150,000	172,062
6.88%, 11/10/39	200,000	228,874
6.40%, 06/28/54 (a)	275,000	288,513
Vale SA
5.63%, 09/11/42	100,000	102,241
Westlake Corp.
3.38%, 06/15/30 (a)	100,000	96,751
5.55%, 11/15/35 (a)	110,000	111,696
2.88%, 08/15/41 (a)	75,000	52,892
5.00%, 08/15/46 (a)	100,000	88,065
4.38%, 11/15/47 (a)	100,000	79,657
3.13%, 08/15/51 (a)	125,000	78,065
6.38%, 11/15/55 (a)	110,000	110,301
3.38%, 08/15/61 (a)	100,000	60,872
WestRock MWV LLC
8.20%, 01/15/30	100,000	114,537
7.95%, 02/15/31	50,000	57,715
Weyerhaeuser Co.
4.00%, 11/15/29 (a)	150,000	149,326
4.00%, 04/15/30 (a)	150,000	148,878
7.38%, 03/15/32	100,000	114,741
3.38%, 03/09/33 (a)	100,000	92,840
4.00%, 03/09/52 (a)	75,000	57,934
WRKCo, Inc.
4.00%, 03/15/28 (a)	150,000	150,276
3.90%, 06/01/28 (a)	100,000	99,920
4.90%, 03/15/29 (a)	100,000	102,350
3.00%, 06/15/33 (a)	150,000	135,570
Yamana Gold, Inc.
2.63%, 08/15/31 (a)(e)	50,000	45,783
		34,301,838
Capital Goods 1.3%
3M Co.
2.88%, 10/15/27 (a)	100,000	98,659
3.63%, 09/14/28 (a)	150,000	149,376
3.38%, 03/01/29 (a)	200,000	197,026
2.38%, 08/26/29 (a)	150,000	142,451
4.80%, 03/15/30 (a)	100,000	102,861
3.05%, 04/15/30 (a)	200,000	192,682
5.15%, 03/15/35 (a)	100,000	103,438
5.70%, 03/15/37	100,000	106,904
3.88%, 06/15/44	75,000	61,919
3.13%, 09/19/46 (a)	100,000	70,905
3.63%, 10/15/47 (a)	75,000	57,271
4.00%, 09/14/48 (a)	225,000	181,188
3.25%, 08/26/49 (a)	200,000	140,210
3.70%, 04/15/50 (a)	100,000	75,405
ABB Finance USA, Inc.
3.80%, 04/03/28 (a)	100,000	100,157
4.38%, 05/08/42	100,000	91,282
Acuity Brands Lighting, Inc.
2.15%, 12/15/30 (a)	100,000	90,942
See financial notes
Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
AGCO Corp.
5.45%, 03/21/27 (a)	75,000	75,899
5.80%, 03/21/34 (a)	125,000	132,180
Allegion PLC
3.50%, 10/01/29 (a)	100,000	97,939
Allegion U.S. Holding Co., Inc.
3.55%, 10/01/27 (a)	75,000	74,501
5.41%, 07/01/32 (a)	100,000	104,624
5.60%, 05/29/34 (a)	75,000	79,288
Amcor Finance USA, Inc.
4.50%, 05/15/28 (a)	100,000	100,998
5.63%, 05/26/33 (a)	75,000	79,604
Amcor Flexibles North America, Inc.
4.80%, 03/17/28	150,000	152,670
5.10%, 03/17/30 (a)	120,000	124,277
2.63%, 06/19/30 (a)	100,000	94,083
2.69%, 05/25/31 (a)	150,000	138,698
5.50%, 03/17/35 (a)	200,000	210,538
Amcor Group Finance PLC
5.45%, 05/23/29 (a)	100,000	104,119
Amphenol Corp.
5.05%, 04/05/27 (a)	75,000	75,977
3.80%, 11/15/27	150,000	150,207
4.38%, 06/12/28 (a)	140,000	141,849
3.90%, 11/15/28 (a)	150,000	150,442
5.05%, 04/05/29 (a)	75,000	77,543
4.35%, 06/01/29 (a)	100,000	101,611
2.80%, 02/15/30 (a)	150,000	143,663
4.13%, 11/15/30 (a)	150,000	150,748
2.20%, 09/15/31 (a)	200,000	181,348
4.40%, 02/15/33 (a)	200,000	200,550
5.25%, 04/05/34 (a)	100,000	104,820
5.00%, 01/15/35 (a)	100,000	102,647
4.63%, 02/15/36 (a)	300,000	298,230
5.38%, 11/15/54 (a)	150,000	148,106
5.30%, 11/15/55 (a)	300,000	290,613
Amrize Finance U.S. LLC
4.60%, 04/07/27	150,000	151,131
4.70%, 04/07/28 (a)	125,000	126,945
4.95%, 04/07/30 (a)	150,000	154,308
5.40%, 04/07/35 (a)	200,000	209,200
7.13%, 07/15/36	100,000	117,624
4.75%, 09/22/46 (a)	100,000	91,072
AptarGroup, Inc.
4.75%, 03/30/31 (a)	110,000	111,709
3.60%, 03/15/32 (a)	100,000	95,463
Avery Dennison Corp.
4.88%, 12/06/28 (a)	75,000	76,583
2.65%, 04/30/30 (a)	100,000	94,343
2.25%, 02/15/32 (a)	100,000	89,111
5.75%, 03/15/33 (a)	100,000	106,919
Berry Global, Inc.
5.50%, 04/15/28 (a)	100,000	103,200
5.80%, 06/15/31 (a)	100,000	106,569
5.65%, 01/15/34 (a)	150,000	158,577
Boeing Co.
2.80%, 03/01/27 (a)	100,000	98,849
5.04%, 05/01/27 (a)	300,000	303,180
6.26%, 05/01/27 (a)	200,000	204,936
3.25%, 02/01/28 (a)	250,000	247,070
3.25%, 03/01/28 (a)	75,000	74,117
3.45%, 11/01/28 (a)	50,000	49,419
3.20%, 03/01/29 (a)	150,000	146,625
6.30%, 05/01/29 (a)	250,000	266,477
2.95%, 02/01/30 (a)	150,000	143,859
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.15%, 05/01/30 (a)	800,000	828,704
3.63%, 02/01/31 (a)	250,000	242,887
6.39%, 05/01/31 (a)	175,000	191,366
6.13%, 02/15/33	75,000	82,046
3.60%, 05/01/34 (a)	160,000	147,806
6.53%, 05/01/34 (a)	475,000	533,107
3.25%, 02/01/35 (a)	150,000	133,737
6.63%, 02/15/38	100,000	113,095
3.55%, 03/01/38 (a)	100,000	86,207
3.50%, 03/01/39 (a)	50,000	41,951
6.88%, 03/15/39	80,000	91,743
5.88%, 02/15/40	100,000	105,053
5.71%, 05/01/40 (a)	550,000	572,781
3.38%, 06/15/46 (a)	75,000	54,396
3.65%, 03/01/47 (a)	50,000	37,417
3.63%, 03/01/48 (a)	50,000	36,652
3.85%, 11/01/48 (a)	100,000	76,242
3.90%, 05/01/49 (a)	150,000	114,803
3.75%, 02/01/50 (a)	250,000	185,992
5.81%, 05/01/50 (a)	1,050,000	1,054,158
6.86%, 05/01/54 (a)	475,000	545,414
3.83%, 03/01/59 (a)	50,000	35,402
3.95%, 08/01/59 (a)	150,000	107,969
5.93%, 05/01/60 (a)	625,000	627,931
7.01%, 05/01/64 (a)	300,000	349,065
Carlisle Cos., Inc.
3.75%, 12/01/27 (a)	150,000	149,584
2.75%, 03/01/30 (a)	150,000	142,512
2.20%, 03/01/32 (a)	100,000	88,492
5.25%, 09/15/35 (a)	75,000	77,513
5.55%, 09/15/40 (a)	100,000	103,513
Carrier Global Corp.
2.72%, 02/15/30 (a)	400,000	380,236
2.70%, 02/15/31 (a)(e)	150,000	140,480
5.90%, 03/15/34 (a)	200,000	216,402
3.38%, 04/05/40 (a)	300,000	246,027
3.58%, 04/05/50 (a)(e)	225,000	168,723
6.20%, 03/15/54 (a)	162,000	178,427
Caterpillar Financial Services Corp.
5.00%, 05/14/27	100,000	101,583
3.60%, 08/12/27	150,000	149,991
1.10%, 09/14/27	150,000	144,477
4.40%, 10/15/27	150,000	151,729
4.60%, 11/15/27	200,000	203,174
4.10%, 08/15/28	220,000	221,976
3.95%, 11/14/28	190,000	191,075
3.75%, 02/23/29	175,000	175,164
4.85%, 02/27/29	100,000	103,262
4.38%, 08/16/29	200,000	203,906
4.70%, 11/15/29	200,000	206,120
4.80%, 01/08/30	100,000	103,940
Caterpillar, Inc.
2.60%, 09/19/29 (a)	100,000	96,171
2.60%, 04/09/30 (a)	200,000	190,764
1.90%, 03/12/31 (a)	100,000	90,956
5.20%, 05/15/35 (a)	300,000	314,424
5.30%, 09/15/35	100,000	106,901
6.05%, 08/15/36	100,000	113,016
5.20%, 05/27/41	150,000	153,984
3.80%, 08/15/42	250,000	213,895
4.30%, 05/15/44 (a)	100,000	89,631
3.25%, 09/19/49 (a)	175,000	127,628
3.25%, 04/09/50 (a)	150,000	109,205
5.50%, 05/15/55 (a)	100,000	103,584
4.75%, 05/15/64 (a)	100,000	89,813
See financial notes

Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CNH Industrial Capital LLC
4.50%, 10/08/27 (a)	100,000	100,711
4.75%, 03/21/28 (a)	100,000	101,381
4.55%, 04/10/28 (a)	100,000	100,992
5.50%, 01/12/29 (a)	100,000	103,781
5.10%, 04/20/29 (a)	100,000	102,881
4.50%, 10/16/30 (a)	90,000	90,777
CNH Industrial NV
3.85%, 11/15/27 (a)	100,000	99,797
CRH America Finance, Inc.
4.40%, 02/09/31 (a)	200,000	201,486
5.40%, 05/21/34 (a)	200,000	209,354
5.50%, 01/09/35 (a)	200,000	210,696
5.00%, 02/09/36 (a)	200,000	202,758
5.88%, 01/09/55 (a)	100,000	104,049
5.60%, 02/09/56 (a)	50,000	50,024
CRH SMW Finance DAC
5.20%, 05/21/29 (a)	200,000	207,268
5.13%, 01/09/30 (a)	200,000	207,096
Deere & Co.
5.38%, 10/16/29	112,000	118,140
3.10%, 04/15/30 (a)	150,000	145,686
7.13%, 03/03/31	75,000	85,968
5.45%, 01/16/35 (a)	200,000	213,592
3.90%, 06/09/42 (a)	200,000	176,026
2.88%, 09/07/49 (a)	100,000	69,105
3.75%, 04/15/50 (a)	150,000	120,198
5.70%, 01/19/55 (a)	150,000	159,160
Deere Funding Canada Corp.
4.15%, 10/09/30 (a)	100,000	100,647
Dover Corp.
5.38%, 10/15/35	75,000	80,261
5.38%, 03/01/41 (a)	100,000	104,119
Eagle Materials, Inc.
2.50%, 07/01/31 (a)	150,000	137,532
5.00%, 03/15/36 (a)	130,000	128,950
Eaton Capital ULC
4.45%, 05/09/30 (a)	200,000	203,560
Eaton Corp.
3.10%, 09/15/27 (a)	100,000	99,171
4.35%, 05/18/28 (a)	100,000	101,281
4.00%, 11/02/32	96,000	95,412
4.15%, 03/15/33 (a)	250,000	249,400
4.15%, 11/02/42	150,000	133,065
3.92%, 09/15/47 (a)	100,000	83,342
4.70%, 08/23/52 (a)	100,000	91,448
Embraer Netherlands Finance BV
5.98%, 02/11/35 (a)	125,000	134,260
5.40%, 01/09/38 (a)	180,000	180,369
Emerson Electric Co.
1.80%, 10/15/27 (a)	150,000	145,653
2.00%, 12/21/28 (a)	200,000	191,052
1.95%, 10/15/30 (a)	75,000	68,752
2.20%, 12/21/31 (a)	200,000	181,096
5.00%, 03/15/35 (a)	75,000	77,645
5.25%, 11/15/39	50,000	52,123
2.75%, 10/15/50 (a)	100,000	65,149
2.80%, 12/21/51 (a)	200,000	129,598
Ferguson Enterprises, Inc.
4.35%, 03/15/31 (a)	130,000	130,511
5.00%, 10/03/34 (a)	125,000	127,010
Flowserve Corp.
3.50%, 10/01/30 (a)	150,000	144,870
Fortive Corp.
4.30%, 06/15/46 (a)	80,000	67,636
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Fortune Brands Innovations, Inc.
3.25%, 09/15/29 (a)	100,000	96,963
4.00%, 03/25/32 (a)	100,000	97,231
5.88%, 06/01/33 (a)	100,000	107,128
4.50%, 03/25/52 (a)	100,000	81,489
GE Capital Funding LLC
4.55%, 05/15/32 (a)	200,000	203,910
GE Capital International Funding Co. Unlimited Co.
4.42%, 11/15/35	200,000	197,538
GE Vernova, Inc.
4.25%, 02/04/31 (a)	100,000	100,757
4.88%, 02/04/36 (a)	400,000	405,212
5.50%, 02/04/56 (a)	200,000	198,554
General Dynamics Corp.
3.50%, 04/01/27 (a)	100,000	99,820
2.63%, 11/15/27 (a)	75,000	73,842
3.75%, 05/15/28 (a)	300,000	300,957
3.63%, 04/01/30 (a)	150,000	148,561
2.25%, 06/01/31 (a)	100,000	91,855
4.95%, 08/15/35 (a)	100,000	103,442
4.25%, 04/01/40 (a)	100,000	93,250
2.85%, 06/01/41 (a)	100,000	77,172
3.60%, 11/15/42 (a)	150,000	125,130
4.25%, 04/01/50 (a)	150,000	130,046
General Electric Co.
4.30%, 07/29/30 (a)	180,000	182,947
6.75%, 03/15/32	200,000	228,592
4.90%, 01/29/36 (a)	180,000	184,597
5.88%, 01/14/38	200,000	219,858
6.88%, 01/10/39	100,000	119,130
4.50%, 03/11/44	100,000	92,310
4.35%, 05/01/50 (a)	100,000	87,674
HEICO Corp.
5.25%, 08/01/28 (a)	100,000	102,923
5.35%, 08/01/33 (a)	100,000	105,054
Hexcel Corp.
5.88%, 02/26/35 (a)	50,000	53,373
Honeywell International, Inc.
1.10%, 03/01/27 (a)	200,000	194,832
4.65%, 07/30/27 (a)	200,000	202,430
4.95%, 02/15/28 (a)	100,000	102,225
4.25%, 01/15/29 (a)	200,000	202,420
2.70%, 08/15/29 (a)	150,000	144,507
4.88%, 09/01/29 (a)	100,000	103,262
4.70%, 02/01/30 (a)	200,000	205,510
1.95%, 06/01/30 (a)	200,000	184,512
1.75%, 09/01/31 (a)	250,000	221,437
4.95%, 09/01/31 (a)	100,000	104,506
4.75%, 02/01/32 (a)	200,000	206,088
5.00%, 02/15/33 (a)	225,000	234,713
4.50%, 01/15/34 (a)	200,000	201,120
5.00%, 03/01/35 (a)	200,000	206,188
5.70%, 03/15/36	100,000	108,164
5.70%, 03/15/37	100,000	108,239
5.38%, 03/01/41	75,000	78,323
3.81%, 11/21/47 (a)	100,000	79,977
2.80%, 06/01/50 (a)	150,000	101,402
5.25%, 03/01/54 (a)	300,000	288,948
5.35%, 03/01/64 (a)	100,000	96,975
Howmet Aerospace, Inc.
6.75%, 01/15/28	100,000	105,237
3.75%, 03/03/28	75,000	74,927
3.00%, 01/15/29 (a)	100,000	97,640
3.90%, 04/15/29 (a)	50,000	50,068
4.85%, 10/15/31 (a)	100,000	103,792
4.55%, 11/15/32 (a)	90,000	91,760
See financial notes
Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.75%, 04/15/36 (a)	100,000	100,364
5.95%, 02/01/37	100,000	109,335
Hubbell, Inc.
3.50%, 02/15/28 (a)	100,000	99,399
2.30%, 03/15/31 (a)	100,000	92,370
4.80%, 11/15/35 (a)	70,000	70,412
Huntington Ingalls Industries, Inc.
3.48%, 12/01/27 (a)	100,000	99,146
2.04%, 08/16/28 (a)	100,000	95,459
5.35%, 01/15/30 (a)	100,000	103,840
4.20%, 05/01/30 (a)	100,000	99,903
5.75%, 01/15/35 (a)	100,000	107,072
IDEX Corp.
4.95%, 09/01/29 (a)	75,000	77,027
3.00%, 05/01/30 (a)	100,000	95,810
2.63%, 06/15/31 (a)	75,000	68,872
Illinois Tool Works, Inc.
3.90%, 09/01/42 (a)	300,000	260,730
Ingersoll Rand, Inc.
5.20%, 06/15/27 (a)	150,000	152,182
5.40%, 08/14/28 (a)	75,000	77,562
5.18%, 06/15/29 (a)	150,000	155,580
5.31%, 06/15/31 (a)	75,000	78,861
5.70%, 08/14/33 (a)	200,000	214,004
5.45%, 06/15/34 (a)	150,000	157,456
5.70%, 06/15/54 (a)	100,000	101,955
John Deere Capital Corp.
4.85%, 03/05/27	100,000	101,167
2.35%, 03/08/27	100,000	98,693
1.75%, 03/09/27	200,000	196,212
4.90%, 06/11/27	150,000	152,373
4.20%, 07/15/27	200,000	201,524
2.80%, 09/08/27	75,000	74,077
4.15%, 09/15/27	200,000	201,578
3.05%, 01/06/28	50,000	49,484
4.65%, 01/07/28	100,000	101,876
4.75%, 01/20/28	200,000	204,246
4.90%, 03/03/28	100,000	102,471
1.50%, 03/06/28	150,000	143,987
4.25%, 06/05/28	130,000	131,745
4.95%, 07/14/28	250,000	257,085
4.50%, 01/16/29	150,000	153,354
3.45%, 03/07/29	100,000	99,176
3.35%, 04/18/29	100,000	98,715
4.85%, 06/11/29	150,000	154,962
2.80%, 07/18/29	150,000	145,371
4.85%, 10/11/29	100,000	103,904
2.45%, 01/09/30	100,000	95,446
4.55%, 06/05/30	150,000	153,726
4.70%, 06/10/30	200,000	206,376
4.38%, 10/15/30	110,000	111,995
1.45%, 01/15/31	100,000	89,307
4.90%, 03/07/31	150,000	156,291
2.00%, 06/17/31	100,000	90,541
4.40%, 09/08/31	200,000	204,012
3.90%, 06/07/32	100,000	99,172
4.35%, 09/15/32	150,000	152,017
5.15%, 09/08/33	175,000	185,096
5.10%, 04/11/34	150,000	156,867
5.05%, 06/12/34	150,000	156,393
Johnson Controls International PLC
6.00%, 01/15/36	50,000	54,656
4.63%, 07/02/44 (a)	95,000	86,249
4.50%, 02/15/47 (a)	100,000	88,437
4.95%, 07/02/64 (a)(f)	75,000	66,937
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
5.50%, 04/19/29 (a)	125,000	130,763
1.75%, 09/15/30 (a)	150,000	135,725
2.00%, 09/16/31 (a)	100,000	89,187
4.90%, 12/01/32 (a)	100,000	102,881
Kennametal, Inc.
4.63%, 06/15/28 (a)	100,000	101,231
L3Harris Technologies, Inc.
4.40%, 06/15/28 (a)	300,000	302,899
5.05%, 06/01/29 (a)	150,000	154,720
2.90%, 12/15/29 (a)	50,000	48,044
1.80%, 01/15/31 (a)	100,000	89,630
5.25%, 06/01/31 (a)	150,000	157,158
5.40%, 07/31/33 (a)	275,000	289,924
5.35%, 06/01/34 (a)	150,000	156,715
4.85%, 04/27/35 (a)	100,000	101,150
6.15%, 12/15/40	95,000	105,206
5.05%, 04/27/45 (a)	100,000	97,495
5.60%, 07/31/53 (a)	100,000	100,659
5.50%, 08/15/54 (a)	100,000	99,541
Leggett & Platt, Inc.
3.50%, 11/15/27 (a)	100,000	98,820
4.40%, 03/15/29 (a)	100,000	99,633
3.50%, 11/15/51 (a)	100,000	65,794
Lennox International, Inc.
1.70%, 08/01/27 (a)	75,000	72,737
5.50%, 09/15/28 (a)	100,000	103,494
Lockheed Martin Corp.
5.10%, 11/15/27 (a)	150,000	153,595
4.45%, 05/15/28 (a)	100,000	101,416
4.15%, 08/15/28 (a)	90,000	90,923
4.50%, 02/15/29 (a)	100,000	102,023
1.85%, 06/15/30 (a)	100,000	91,762
4.40%, 08/15/30 (a)	130,000	132,428
4.70%, 12/15/31 (a)	125,000	129,563
3.90%, 06/15/32 (a)	150,000	149,097
5.25%, 01/15/33 (a)	150,000	159,681
4.75%, 02/15/34 (a)	150,000	154,114
4.80%, 08/15/34 (a)	100,000	102,488
3.60%, 03/01/35 (a)	100,000	93,682
5.00%, 08/15/35 (a)	130,000	134,455
4.50%, 05/15/36 (a)	125,000	124,808
6.15%, 09/01/36	100,000	112,472
5.72%, 06/01/40	100,000	109,818
4.07%, 12/15/42	200,000	175,356
3.80%, 03/01/45 (a)	150,000	123,375
4.70%, 05/15/46 (a)	250,000	231,352
2.80%, 06/15/50 (a)	150,000	97,844
4.09%, 09/15/52 (a)	288,000	234,288
4.15%, 06/15/53 (a)	150,000	122,894
5.70%, 11/15/54 (a)	150,000	155,013
5.20%, 02/15/55 (a)	225,000	217,046
4.30%, 06/15/62 (a)	125,000	101,466
5.90%, 11/15/63 (a)	150,000	158,578
5.20%, 02/15/64 (a)	150,000	141,363
Martin Marietta Materials, Inc.
3.45%, 06/01/27 (a)	50,000	49,751
3.50%, 12/15/27 (a)	50,000	49,679
2.50%, 03/15/30 (a)	100,000	94,278
2.40%, 07/15/31 (a)	200,000	182,282
5.15%, 12/01/34 (a)	125,000	129,070
4.25%, 12/15/47 (a)	100,000	83,937
3.20%, 07/15/51 (a)	150,000	102,126
5.50%, 12/01/54 (a)	175,000	172,028
See financial notes

Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Masco Corp.
1.50%, 02/15/28 (a)	100,000	95,468
2.00%, 10/01/30 (a)	100,000	90,691
2.00%, 02/15/31 (a)	125,000	112,430
4.50%, 05/15/47 (a)	100,000	86,820
3.13%, 02/15/51 (a)	75,000	50,496
Mohawk Industries, Inc.
5.85%, 09/18/28 (a)	100,000	104,202
3.63%, 05/15/30 (a)	160,000	156,611
Nordson Corp.
4.50%, 12/15/29 (a)	150,000	152,103
5.80%, 09/15/33 (a)	100,000	106,973
Northrop Grumman Corp.
3.25%, 01/15/28 (a)	375,000	371,381
4.60%, 02/01/29 (a)	150,000	153,016
4.40%, 05/01/30 (a)	150,000	152,259
4.65%, 07/15/30 (a)	75,000	76,842
4.70%, 03/15/33 (a)	250,000	255,445
4.90%, 06/01/34 (a)	150,000	154,020
5.25%, 07/15/35 (a)	75,000	78,648
5.15%, 05/01/40 (a)	100,000	101,254
5.05%, 11/15/40	100,000	100,644
4.75%, 06/01/43	150,000	141,444
3.85%, 04/15/45 (a)	150,000	122,892
4.03%, 10/15/47 (a)	400,000	329,004
5.25%, 05/01/50 (a)	200,000	193,916
4.95%, 03/15/53 (a)	150,000	138,213
5.20%, 06/01/54 (a)	200,000	190,906
nVent Finance SARL
4.55%, 04/15/28 (a)	150,000	151,237
5.65%, 05/15/33 (a)	100,000	105,541
Oshkosh Corp.
3.10%, 03/01/30 (a)	100,000	96,159
Otis Worldwide Corp.
2.29%, 04/05/27 (a)	100,000	98,418
5.25%, 08/16/28 (a)	100,000	103,193
2.57%, 02/15/30 (a)	250,000	236,325
5.13%, 11/19/31 (a)	125,000	130,864
5.13%, 09/04/35 (a)	90,000	92,745
3.11%, 02/15/40 (a)	175,000	140,331
3.36%, 02/15/50 (a)	125,000	90,108
Owens Corning
5.50%, 06/15/27 (a)	100,000	101,854
3.95%, 08/15/29 (a)	100,000	99,673
3.50%, 02/15/30 (a)	75,000	73,393
3.88%, 06/01/30 (a)	100,000	98,973
5.70%, 06/15/34 (a)	150,000	159,172
7.00%, 12/01/36	25,000	28,775
4.30%, 07/15/47 (a)	100,000	83,090
4.40%, 01/30/48 (a)	100,000	84,790
5.95%, 06/15/54 (a)	125,000	129,634
Parker-Hannifin Corp.
3.25%, 03/01/27 (a)	100,000	99,517
4.25%, 09/15/27 (a)	200,000	201,286
3.25%, 06/14/29 (a)	150,000	147,077
4.50%, 09/15/29 (a)	200,000	203,742
4.20%, 11/21/34 (a)	100,000	98,784
6.25%, 05/15/38	50,000	56,722
4.45%, 11/21/44 (a)	100,000	89,802
4.10%, 03/01/47 (a)	100,000	84,740
4.00%, 06/14/49 (a)	200,000	164,668
Pentair Finance SARL
4.50%, 07/01/29 (a)	75,000	75,742
5.90%, 07/15/32 (a)	50,000	53,686
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Precision Castparts Corp.
3.90%, 01/15/43 (a)	100,000	86,023
4.38%, 06/15/45 (a)	100,000	89,549
Regal Rexnord Corp.
6.05%, 04/15/28 (a)	200,000	207,418
6.30%, 02/15/30 (a)	200,000	213,698
6.40%, 04/15/33 (a)	200,000	217,846
Republic Services, Inc.
3.38%, 11/15/27 (a)	150,000	149,145
3.95%, 05/15/28 (a)	100,000	100,341
4.88%, 04/01/29 (a)	100,000	102,791
5.00%, 11/15/29 (a)	150,000	155,527
2.30%, 03/01/30 (a)	200,000	187,688
1.45%, 02/15/31 (a)	150,000	132,425
1.75%, 02/15/32 (a)	100,000	87,373
2.38%, 03/15/33 (a)	100,000	88,543
5.00%, 12/15/33 (a)	100,000	104,223
5.00%, 04/01/34 (a)	150,000	155,533
5.20%, 11/15/34 (a)	100,000	104,700
5.15%, 03/15/35 (a)	150,000	156,592
6.20%, 03/01/40	100,000	112,919
5.70%, 05/15/41 (a)	75,000	80,228
3.05%, 03/01/50 (a)	50,000	34,580
Rockwell Automation, Inc.
3.50%, 03/01/29 (a)	100,000	98,998
1.75%, 08/15/31 (a)	100,000	88,611
4.20%, 03/01/49 (a)	100,000	85,017
2.80%, 08/15/61 (a)	100,000	58,636
RTX Corp.
3.50%, 03/15/27 (a)	200,000	199,428
3.13%, 05/04/27 (a)	200,000	198,488
7.20%, 08/15/27	75,000	78,585
4.13%, 11/16/28 (a)	550,000	553,393
5.75%, 01/15/29 (a)	100,000	105,095
7.50%, 09/15/29	100,000	111,760
2.25%, 07/01/30 (a)	150,000	139,839
6.00%, 03/15/31 (a)	175,000	189,950
1.90%, 09/01/31 (a)	200,000	178,008
2.38%, 03/15/32 (a)	200,000	180,432
5.15%, 02/27/33 (a)	200,000	209,422
6.10%, 03/15/34 (a)	275,000	304,197
5.40%, 05/01/35	75,000	80,010
6.05%, 06/01/36	100,000	111,109
6.13%, 07/15/38	100,000	111,307
4.45%, 11/16/38 (a)	175,000	167,020
5.70%, 04/15/40	100,000	106,616
4.88%, 10/15/40 (e)	75,000	73,855
4.70%, 12/15/41	100,000	95,217
4.50%, 06/01/42	675,000	622,012
4.80%, 12/15/43 (a)	50,000	47,010
4.15%, 05/15/45 (a)	175,000	149,481
3.75%, 11/01/46 (a)	175,000	139,132
4.35%, 04/15/47 (a)	150,000	130,127
4.05%, 05/04/47 (a)	100,000	82,810
4.63%, 11/16/48 (a)	300,000	268,020
3.13%, 07/01/50 (a)	200,000	137,894
2.82%, 09/01/51 (a)	200,000	128,084
3.03%, 03/15/52 (a)	200,000	133,192
5.38%, 02/27/53 (a)	250,000	244,537
6.40%, 03/15/54 (a)	375,000	419,550
Snap-on, Inc.
4.10%, 03/01/48 (a)	100,000	83,302
3.10%, 05/01/50 (a)	100,000	69,080
Sonoco Products Co.
4.60%, 09/01/29 (a)	100,000	101,425
3.13%, 05/01/30 (a)	100,000	95,632
See financial notes
Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.85%, 02/01/32 (a)	100,000	91,835
5.00%, 09/01/34 (a)	150,000	151,422
5.75%, 11/01/40 (a)	100,000	103,815
Spirit AeroSystems, Inc.
4.60%, 06/15/28 (a)	125,000	126,181
Stanley Black & Decker, Inc.
6.00%, 03/06/28 (a)	100,000	103,819
4.25%, 11/15/28 (a)	75,000	75,374
2.30%, 03/15/30 (a)	200,000	185,542
3.00%, 05/15/32 (a)	75,000	69,023
5.20%, 09/01/40	100,000	98,275
4.85%, 11/15/48 (a)	75,000	66,810
2.75%, 11/15/50 (a)	100,000	60,661
Textron, Inc.
3.38%, 03/01/28 (a)	100,000	99,018
3.90%, 09/17/29 (a)	75,000	74,630
3.00%, 06/01/30 (a)	100,000	95,788
2.45%, 03/15/31 (a)	150,000	137,670
6.10%, 11/15/33 (a)	75,000	82,139
5.50%, 05/15/35 (a)	75,000	78,956
4.95%, 03/15/36 (a)	100,000	100,652
Timken Co.
4.50%, 12/15/28 (a)	100,000	100,955
4.13%, 04/01/32 (a)	100,000	97,541
Trane Technologies Financing Ltd.
3.80%, 03/21/29 (a)	100,000	100,061
5.25%, 03/03/33 (a)	200,000	210,614
5.10%, 06/13/34 (a)	100,000	104,348
4.50%, 03/21/49 (a)	75,000	66,290
Trane Technologies Holdco, Inc.
3.75%, 08/21/28 (a)	100,000	100,239
5.75%, 06/15/43	100,000	106,588
4.30%, 02/21/48 (a)	75,000	65,260
Tyco Electronics Group SA
3.13%, 08/15/27 (a)	100,000	99,280
4.50%, 02/09/31 (a)	100,000	101,801
2.50%, 02/04/32 (a)	100,000	91,071
5.00%, 05/09/35 (a)	100,000	102,560
4.88%, 02/09/36 (a)	100,000	101,632
7.13%, 10/01/37	100,000	119,572
Valmont Industries, Inc.
5.00%, 10/01/44 (a)	100,000	93,202
5.25%, 10/01/54 (a)	75,000	72,355
Veralto Corp.
5.35%, 09/18/28 (a)	100,000	103,286
5.45%, 09/18/33 (a)	175,000	184,497
Vertiv Holdings Co.
4.85%, 03/15/36 (a)	200,000	199,340
5.65%, 03/15/46 (a)	200,000	198,728
Vontier Corp.
2.40%, 04/01/28 (a)	100,000	96,607
2.95%, 04/01/31 (a)	100,000	92,941
Vulcan Materials Co.
3.90%, 04/01/27 (a)	150,000	150,007
4.95%, 12/01/29 (a)	100,000	103,136
3.50%, 06/01/30 (a)	50,000	48,917
5.35%, 12/01/34 (a)	125,000	130,503
4.50%, 06/15/47 (a)	150,000	130,937
4.70%, 03/01/48 (a)	100,000	89,671
5.70%, 12/01/54 (a)	150,000	151,395
Waste Connections, Inc.
4.25%, 12/01/28 (a)	100,000	100,960
3.50%, 05/01/29 (a)	100,000	99,257
2.60%, 02/01/30 (a)	150,000	142,934
2.20%, 01/15/32 (a)	100,000	89,730
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.20%, 06/01/32 (a)	100,000	94,445
4.20%, 01/15/33 (a)	125,000	123,660
5.00%, 03/01/34 (a)	150,000	154,945
3.05%, 04/01/50 (a)	100,000	69,180
2.95%, 01/15/52 (a)	200,000	132,466
Waste Management, Inc.
4.95%, 07/03/27 (a)	150,000	152,329
3.15%, 11/15/27 (a)	200,000	198,384
1.15%, 03/15/28 (a)	100,000	95,038
4.50%, 03/15/28 (a)	150,000	152,287
3.88%, 01/15/29 (a)	100,000	100,237
4.88%, 02/15/29 (a)	150,000	154,449
2.00%, 06/01/29 (a)	75,000	70,835
4.63%, 02/15/30 (a)	150,000	153,640
4.65%, 03/15/30 (a)	125,000	128,311
1.50%, 03/15/31 (a)	150,000	132,902
4.95%, 07/03/31 (a)	125,000	130,449
4.80%, 03/15/32 (a)	125,000	129,401
4.15%, 04/15/32 (a)	200,000	200,342
4.63%, 02/15/33 (a)	100,000	102,437
4.88%, 02/15/34 (a)	250,000	258,950
4.95%, 03/15/35 (a)	250,000	257,122
2.95%, 06/01/41 (a)	75,000	58,340
4.10%, 03/01/45 (a)	112,000	97,443
4.15%, 07/15/49 (a)	100,000	85,321
2.50%, 11/15/50 (a)	100,000	61,992
5.35%, 10/15/54 (a)	275,000	271,565
Westinghouse Air Brake Technologies Corp.
4.70%, 09/15/28 (a)(g)	250,000	253,980
4.90%, 05/29/30 (a)	100,000	103,048
5.61%, 03/11/34 (a)	75,000	79,626
5.50%, 05/29/35 (a)	100,000	105,289
WW Grainger, Inc.
4.45%, 09/15/34 (a)	100,000	100,381
4.60%, 06/15/45 (a)	100,000	92,538
4.20%, 05/15/47 (a)	200,000	173,140
Xylem, Inc.
1.95%, 01/30/28 (a)	100,000	96,569
2.25%, 01/30/31 (a)	150,000	137,211
4.38%, 11/01/46 (a)	50,000	43,838
		76,564,662
Communications 1.8%
America Movil SAB de CV
3.63%, 04/22/29 (a)	200,000	197,318
2.88%, 05/07/30 (a)	200,000	190,064
4.70%, 07/21/32 (a)	200,000	203,156
5.00%, 01/20/33 (a)	200,000	206,620
6.38%, 03/01/35	200,000	224,530
6.13%, 03/30/40	430,000	468,033
4.38%, 07/16/42	200,000	178,838
4.38%, 04/22/49 (a)	200,000	171,840
American Tower Corp.
3.65%, 03/15/27 (a)	150,000	149,526
3.55%, 07/15/27 (a)	175,000	174,062
3.60%, 01/15/28 (a)	100,000	99,309
1.50%, 01/31/28 (a)	100,000	95,608
5.50%, 03/15/28 (a)	100,000	102,837
5.25%, 07/15/28 (a)	100,000	102,848
5.80%, 11/15/28 (a)	150,000	156,720
5.20%, 02/15/29 (a)	175,000	180,686
3.95%, 03/15/29 (a)	100,000	99,696
3.80%, 08/15/29 (a)	350,000	346,857
2.90%, 01/15/30 (a)	150,000	143,393
5.00%, 01/31/30 (a)	100,000	103,038
4.90%, 03/15/30 (a)	100,000	102,812
See financial notes

Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.10%, 06/15/30 (a)	100,000	91,831
1.88%, 10/15/30 (a)	150,000	135,416
2.70%, 04/15/31 (a)	100,000	92,906
2.30%, 09/15/31 (a)	100,000	90,036
4.05%, 03/15/32 (a)	150,000	147,770
4.70%, 12/15/32 (a)	150,000	151,641
5.65%, 03/15/33 (a)	150,000	159,444
5.55%, 07/15/33 (a)	200,000	211,294
5.90%, 11/15/33 (a)	150,000	161,943
5.45%, 02/15/34 (a)	175,000	183,286
5.40%, 01/31/35 (a)	100,000	104,093
5.35%, 03/15/35 (a)	150,000	155,750
3.70%, 10/15/49 (a)	100,000	75,808
3.10%, 06/15/50 (a)	200,000	134,500
2.95%, 01/15/51 (a)	200,000	129,368
AppLovin Corp.
5.13%, 12/01/29 (a)	200,000	204,316
5.38%, 12/01/31 (a)	200,000	206,108
5.50%, 12/01/34 (a)	150,000	152,921
5.95%, 12/01/54 (a)	100,000	96,157
AT&T, Inc.
4.25%, 03/01/27 (a)	300,000	300,777
2.30%, 06/01/27 (a)	500,000	490,510
1.65%, 02/01/28 (a)	400,000	383,676
4.10%, 02/15/28 (a)	327,000	328,092
4.35%, 03/01/29 (a)	575,000	581,538
4.30%, 02/15/30 (a)	547,000	552,087
4.70%, 08/15/30 (a)	250,000	256,430
4.40%, 04/30/31 (a)	575,000	580,342
2.75%, 06/01/31 (a)	550,000	512,572
2.25%, 02/01/32 (a)	450,000	402,115
4.55%, 11/01/32 (a)	200,000	201,316
4.75%, 04/30/33 (a)	250,000	253,580
2.55%, 12/01/33 (a)	707,000	612,806
5.40%, 02/15/34 (a)	500,000	524,085
4.50%, 05/15/35 (a)	475,000	463,296
5.38%, 08/15/35 (a)	200,000	207,722
4.90%, 11/01/35 (a)	220,000	220,592
5.13%, 04/30/36 (a)	500,000	507,310
5.25%, 03/01/37 (a)	175,000	179,037
4.90%, 08/15/37 (a)	150,000	148,197
6.30%, 01/15/38	100,000	109,913
6.55%, 02/15/39	75,000	84,038
4.85%, 03/01/39 (a)	200,000	192,656
6.00%, 08/15/40 (a)	50,000	53,031
5.35%, 09/01/40	150,000	149,588
6.38%, 03/01/41	100,000	108,836
3.50%, 06/01/41 (a)	450,000	361,917
5.55%, 08/15/41	75,000	75,308
5.15%, 03/15/42	50,000	48,289
4.30%, 12/15/42 (a)	275,000	237,372
3.10%, 02/01/43 (a)	100,000	74,745
4.65%, 06/01/44 (a)	100,000	88,785
4.80%, 06/15/44 (a)	100,000	89,932
4.35%, 06/15/45 (a)	200,000	168,484
4.85%, 07/15/45 (a)	100,000	90,586
5.55%, 11/01/45 (a)	190,000	187,055
4.75%, 05/15/46 (a)	375,000	329,977
5.15%, 11/15/46 (a)	150,000	139,581
5.65%, 02/15/47 (a)	150,000	152,309
5.45%, 03/01/47 (a)	75,000	72,244
4.50%, 03/09/48 (a)	350,000	293,653
4.55%, 03/09/49 (a)	200,000	167,946
5.15%, 02/15/50 (a)	100,000	91,058
3.65%, 06/01/51 (a)	550,000	394,064
3.30%, 02/01/52 (a)	200,000	132,386
3.50%, 09/15/53 (a)	1,385,000	944,764
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.70%, 11/01/54 (a)	260,000	252,629
3.55%, 09/15/55 (a)	1,423,000	963,898
6.00%, 04/30/56 (a)	320,000	322,970
6.05%, 08/15/56 (a)	250,000	254,547
5.70%, 03/01/57 (a)	75,000	73,305
3.80%, 12/01/57 (a)	1,086,000	762,405
3.65%, 09/15/59 (a)	1,199,000	807,455
3.85%, 06/01/60 (a)	275,000	192,261
3.50%, 02/01/61 (a)	100,000	64,885
Bell Telephone Co. of Canada or Bell Canada
2.15%, 02/15/32 (a)	100,000	88,201
5.10%, 05/11/33 (a)	175,000	180,070
5.20%, 02/15/34 (a)	150,000	154,598
4.46%, 04/01/48 (a)	200,000	169,770
4.30%, 07/29/49 (a)	100,000	82,443
3.65%, 03/17/51 (a)	100,000	74,163
3.20%, 02/15/52 (a)	85,000	57,441
3.65%, 08/15/52 (a)	75,000	54,646
5.55%, 02/15/54 (a)	150,000	147,317
British Telecommunications PLC
5.13%, 12/04/28 (a)	250,000	256,767
9.63%, 12/15/30 (g)	450,000	550,602
Charter Communications Operating LLC/Charter Communications Operating Capital
3.75%, 02/15/28 (a)	200,000	198,244
4.20%, 03/15/28 (a)	300,000	299,763
2.25%, 01/15/29 (a)	200,000	188,820
5.05%, 03/30/29 (a)	200,000	203,108
6.10%, 06/01/29 (a)	250,000	262,030
2.80%, 04/01/31 (a)	300,000	272,832
2.30%, 02/01/32 (a)	200,000	174,556
4.40%, 04/01/33 (a)	150,000	142,922
6.65%, 02/01/34 (a)	150,000	159,447
6.55%, 06/01/34 (a)	300,000	319,092
6.38%, 10/23/35 (a)	430,000	449,290
5.85%, 12/01/35 (a)	200,000	201,498
5.38%, 04/01/38 (a)	150,000	139,359
3.50%, 06/01/41 (a)	300,000	216,786
3.50%, 03/01/42 (a)	250,000	176,907
6.48%, 10/23/45 (a)	700,000	666,589
5.38%, 05/01/47 (a)	450,000	375,970
5.75%, 04/01/48 (a)	450,000	391,801
5.13%, 07/01/49 (a)	250,000	198,775
4.80%, 03/01/50 (a)	500,000	381,895
3.70%, 04/01/51 (a)	375,000	243,649
3.90%, 06/01/52 (a)	475,000	312,930
5.25%, 04/01/53 (a)	250,000	202,127
6.83%, 10/23/55 (a)	100,000	98,382
6.70%, 12/01/55 (a)	150,000	146,385
3.85%, 04/01/61 (a)	335,000	203,114
4.40%, 12/01/61 (a)	250,000	167,612
3.95%, 06/30/62 (a)	250,000	152,980
5.50%, 04/01/63 (a)	200,000	159,622
Comcast Corp.
3.30%, 04/01/27 (a)	100,000	99,491
3.15%, 02/15/28 (a)	250,000	247,187
3.55%, 05/01/28 (a)	150,000	149,274
4.15%, 10/15/28 (a)	575,000	579,370
4.55%, 01/15/29 (a)	150,000	153,026
5.10%, 06/01/29 (a)	100,000	103,775
2.65%, 02/01/30 (a)	300,000	285,489
3.40%, 04/01/30 (a)	250,000	244,510
4.25%, 10/15/30 (a)	300,000	302,682
1.95%, 01/15/31 (a)	300,000	271,263
1.50%, 02/15/31 (a)	350,000	309,008
4.95%, 05/15/32 (a)	100,000	103,455
5.50%, 11/15/32 (a)	200,000	213,586
See financial notes
Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.25%, 01/15/33	325,000	321,808
4.65%, 02/15/33 (a)	200,000	203,224
7.05%, 03/15/33	150,000	173,317
4.80%, 05/15/33 (a)	200,000	204,096
5.30%, 06/01/34 (a)	250,000	261,145
4.20%, 08/15/34 (a)	200,000	194,104
5.30%, 05/15/35 (a)(c)	150,000	156,982
5.65%, 06/15/35	150,000	159,958
4.40%, 08/15/35 (a)	150,000	145,652
6.50%, 11/15/35	145,000	163,527
3.20%, 07/15/36 (a)	175,000	152,016
5.17%, 01/15/37 (a)(e)	311,000	313,267
6.45%, 03/15/37	100,000	112,017
6.95%, 08/15/37	100,000	115,993
3.90%, 03/01/38 (a)	250,000	222,420
4.60%, 10/15/38 (a)	200,000	189,104
6.55%, 07/01/39	50,000	55,897
3.25%, 11/01/39 (a)	275,000	219,571
3.75%, 04/01/40 (a)	275,000	232,339
4.65%, 07/15/42	100,000	89,860
4.75%, 03/01/44	150,000	134,322
4.60%, 08/15/45 (a)	175,000	152,903
3.40%, 07/15/46 (a)	275,000	196,606
4.00%, 08/15/47 (a)	150,000	116,528
3.97%, 11/01/47 (a)	375,000	288,495
4.00%, 03/01/48 (a)	200,000	154,510
4.70%, 10/15/48 (a)	375,000	320,820
4.00%, 11/01/49 (a)	350,000	265,058
3.45%, 02/01/50 (a)	300,000	206,196
2.80%, 01/15/51 (a)	300,000	179,049
2.89%, 11/01/51 (a)	919,000	555,434
2.45%, 08/15/52 (a)	300,000	163,605
4.05%, 11/01/52 (a)	202,000	152,066
5.35%, 05/15/53 (a)	275,000	253,511
5.65%, 06/01/54 (a)	200,000	193,074
6.05%, 05/15/55 (a)(c)	200,000	204,954
2.94%, 11/01/56 (a)	1,076,000	627,685
4.95%, 10/15/58 (a)	175,000	150,033
2.65%, 08/15/62 (a)	200,000	104,182
2.99%, 11/01/63 (a)	714,000	398,098
5.50%, 05/15/64 (a)	250,000	230,482
Crown Castle, Inc.
4.00%, 03/01/27 (a)	100,000	99,991
2.90%, 03/15/27 (a)	200,000	197,852
3.65%, 09/01/27 (a)	200,000	199,114
5.00%, 01/11/28 (a)	200,000	203,422
3.80%, 02/15/28 (a)	150,000	149,409
4.80%, 09/01/28 (a)	100,000	101,687
4.30%, 02/15/29 (a)	100,000	100,444
4.90%, 09/01/29 (a)	100,000	101,995
3.10%, 11/15/29 (a)	100,000	96,047
3.30%, 07/01/30 (a)	150,000	143,711
2.25%, 01/15/31 (a)	200,000	180,846
2.10%, 04/01/31 (a)	200,000	178,470
2.50%, 07/15/31 (a)	150,000	135,693
5.10%, 05/01/33 (a)	150,000	153,122
5.80%, 03/01/34 (a)	200,000	212,150
5.20%, 09/01/34 (a)	100,000	102,326
2.90%, 04/01/41 (a)	250,000	186,170
4.75%, 05/15/47 (a)	100,000	88,052
5.20%, 02/15/49 (a)	50,000	45,883
4.00%, 11/15/49 (a)	75,000	57,849
4.15%, 07/01/50 (a)	50,000	39,779
3.25%, 01/15/51 (a)	200,000	134,882
Deutsche Telekom International Finance BV
8.75%, 06/15/30 (g)	600,000	703,860
9.25%, 06/01/32	150,000	189,099
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Electronic Arts, Inc.
1.85%, 02/15/31 (a)	150,000	141,771
2.95%, 02/15/51 (a)	125,000	108,691
Fox Corp.
4.71%, 01/25/29 (a)	400,000	406,112
3.50%, 04/08/30 (a)	100,000	97,491
6.50%, 10/13/33 (a)	250,000	274,287
5.48%, 01/25/39 (a)	200,000	199,170
5.58%, 01/25/49 (a)	300,000	285,063
Koninklijke KPN NV
8.38%, 10/01/30	100,000	117,391
Meta Platforms, Inc.
3.50%, 08/15/27 (a)	500,000	499,645
4.60%, 05/15/28 (a)	250,000	255,002
4.30%, 08/15/29 (a)	200,000	203,410
4.80%, 05/15/30 (a)	200,000	206,776
4.20%, 11/15/30 (a)	730,000	737,044
4.55%, 08/15/31 (a)	200,000	204,898
3.85%, 08/15/32 (a)	600,000	588,372
4.60%, 11/15/32 (a)	740,000	752,617
4.95%, 05/15/33 (a)	300,000	310,575
4.75%, 08/15/34 (a)	450,000	457,564
4.88%, 11/15/35 (a)	1,190,000	1,201,662
5.50%, 11/15/45 (a)	820,000	811,128
4.45%, 08/15/52 (a)	500,000	410,690
5.60%, 05/15/53 (a)	450,000	438,309
5.40%, 08/15/54 (a)	600,000	566,580
5.63%, 11/15/55 (a)	1,230,000	1,204,945
4.65%, 08/15/62 (a)	325,000	264,703
5.75%, 05/15/63 (a)	350,000	340,728
5.55%, 08/15/64 (a)	500,000	471,590
5.75%, 11/15/65 (a)	885,000	862,194
NBCUniversal Media LLC
6.40%, 04/30/40	75,000	82,622
5.95%, 04/01/41	100,000	104,400
4.45%, 01/15/43	130,000	112,826
Netflix, Inc.
4.88%, 04/15/28	275,000	281,245
5.88%, 11/15/28	325,000	341,874
6.38%, 05/15/29	225,000	241,740
4.90%, 08/15/34 (a)	150,000	154,743
5.40%, 08/15/54 (a)	150,000	149,150
Omnicom Group, Inc.
4.65%, 10/01/28 (a)	100,000	101,143
4.75%, 03/30/30 (a)	100,000	101,941
2.45%, 04/30/30 (a)	100,000	93,156
4.20%, 06/01/30 (a)	100,000	99,984
2.40%, 03/01/31 (a)	100,000	91,226
2.60%, 08/01/31 (a)	150,000	136,779
5.30%, 11/01/34 (a)	100,000	100,923
3.38%, 03/01/41 (a)	100,000	76,795
5.40%, 10/01/48 (a)	100,000	91,573
Orange SA
9.00%, 03/01/31	475,000	573,453
5.38%, 01/13/42	150,000	149,345
5.50%, 02/06/44 (a)	150,000	152,043
Paramount Global
3.38%, 02/15/28 (a)	150,000	144,921
3.70%, 06/01/28 (a)	100,000	97,184
4.20%, 06/01/29 (a)	100,000	96,299
7.88%, 07/30/30	125,000	131,771
4.95%, 01/15/31 (a)	200,000	187,132
4.20%, 05/19/32 (a)	150,000	132,158
5.50%, 05/15/33	100,000	90,366
6.88%, 04/30/36	200,000	181,790
5.90%, 10/15/40 (a)	50,000	41,111
See financial notes

Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.85%, 07/01/42 (a)	75,000	51,454
4.38%, 03/15/43	250,000	156,932
5.85%, 09/01/43 (a)	250,000	186,125
5.25%, 04/01/44 (a)	100,000	68,616
4.90%, 08/15/44 (a)	95,000	61,111
4.60%, 01/15/45 (a)	130,000	82,432
4.95%, 05/19/50 (a)	200,000	126,464
Rogers Communications, Inc.
3.20%, 03/15/27 (a)	250,000	248,162
5.00%, 02/15/29 (a)	200,000	204,626
3.80%, 03/15/32 (a)	400,000	382,552
5.30%, 02/15/34 (a)	200,000	204,378
7.50%, 08/15/38	50,000	58,762
4.50%, 03/15/42 (a)	150,000	131,106
4.50%, 03/15/43 (a)	75,000	64,721
5.45%, 10/01/43 (a)	150,000	144,035
5.00%, 03/15/44 (a)	150,000	136,746
4.30%, 02/15/48 (a)	100,000	81,916
4.35%, 05/01/49 (a)	100,000	81,807
3.70%, 11/15/49 (a)	100,000	75,696
4.55%, 03/15/52 (a)	350,000	286,860
Sprint Capital Corp.
6.88%, 11/15/28	450,000	483,327
8.75%, 03/15/32	375,000	458,126
Take-Two Interactive Software, Inc.
3.70%, 04/14/27 (a)	100,000	99,750
4.95%, 03/28/28 (a)	150,000	152,627
5.40%, 06/12/29 (a)	75,000	77,759
4.00%, 04/14/32 (a)	50,000	48,790
5.60%, 06/12/34 (a)	75,000	78,139
TCI Communications, Inc.
7.13%, 02/15/28	30,000	31,853
Telefonica Emisiones SA
4.10%, 03/08/27	300,000	300,312
7.05%, 06/20/36	365,000	413,264
4.67%, 03/06/38	150,000	139,595
5.21%, 03/08/47	450,000	404,649
4.90%, 03/06/48	150,000	129,104
5.52%, 03/01/49 (a)	300,000	280,065
Telefonica Europe BV
8.25%, 09/15/30	250,000	288,802
TELUS Corp.
3.70%, 09/15/27 (a)	150,000	149,229
3.40%, 05/13/32 (a)	150,000	140,267
4.60%, 11/16/48 (a)	100,000	87,238
4.30%, 06/15/49 (a)	75,000	62,224
Time Warner Cable Enterprises LLC
8.38%, 07/15/33	200,000	234,466
Time Warner Cable LLC
6.55%, 05/01/37	275,000	283,926
7.30%, 07/01/38	300,000	325,179
6.75%, 06/15/39	250,000	256,570
5.88%, 11/15/40 (a)	224,000	210,607
5.50%, 09/01/41 (a)	250,000	224,115
4.50%, 09/15/42 (a)	250,000	197,892
T-Mobile USA, Inc.
3.75%, 04/15/27 (a)	725,000	724,181
2.05%, 02/15/28 (a)	300,000	289,779
4.95%, 03/15/28 (a)	150,000	153,060
4.80%, 07/15/28 (a)	150,000	152,981
4.85%, 01/15/29 (a)	200,000	204,922
2.63%, 02/15/29 (a)	250,000	240,605
2.40%, 03/15/29 (a)	100,000	95,546
3.38%, 04/15/29 (a)	400,000	392,868
4.20%, 10/01/29 (a)	150,000	151,185
3.88%, 04/15/30 (a)	1,350,000	1,339,713
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.55%, 02/15/31 (a)	500,000	462,845
2.88%, 02/15/31 (a)	200,000	187,896
3.50%, 04/15/31 (a)	500,000	482,945
2.25%, 11/15/31 (a)	200,000	179,648
2.70%, 03/15/32 (a)	200,000	182,202
5.13%, 05/15/32 (a)	200,000	207,724
4.63%, 01/15/33 (a)	150,000	151,143
5.20%, 01/15/33 (a)	200,000	208,176
5.05%, 07/15/33 (a)	500,000	515,715
6.70%, 12/15/33	100,000	113,237
5.75%, 01/15/34 (a)	175,000	187,211
5.15%, 04/15/34 (a)	250,000	258,262
4.70%, 01/15/35 (a)	200,000	198,878
5.30%, 05/15/35 (a)	200,000	207,272
4.95%, 11/15/35 (a)	175,000	176,715
5.00%, 02/15/36 (a)	200,000	201,372
4.38%, 04/15/40 (a)	350,000	319,886
3.00%, 02/15/41 (a)	450,000	342,585
4.50%, 04/15/50 (a)	550,000	461,741
3.30%, 02/15/51 (a)	550,000	374,792
3.40%, 10/15/52 (a)	500,000	341,625
5.65%, 01/15/53 (a)	375,000	367,526
5.75%, 01/15/54 (a)	250,000	248,307
6.00%, 06/15/54 (a)	175,000	179,825
5.50%, 01/15/55 (a)	150,000	143,276
5.25%, 06/15/55 (a)	175,000	161,532
5.88%, 11/15/55 (a)	250,000	252,672
5.70%, 01/15/56 (a)	175,000	172,335
5.85%, 02/15/56 (a)	150,000	150,599
3.60%, 11/15/60 (a)	300,000	202,419
5.80%, 09/15/62 (a)	150,000	149,973
TWDC Enterprises 18 Corp.
2.95%, 06/15/27	200,000	198,378
7.00%, 03/01/32	100,000	114,708
4.38%, 08/16/41	100,000	91,581
4.13%, 12/01/41	150,000	133,236
3.70%, 12/01/42	75,000	61,949
4.13%, 06/01/44	175,000	149,788
3.00%, 07/30/46	100,000	71,156
Verizon Communications, Inc.
4.13%, 03/16/27	223,000	223,801
2.10%, 03/22/28 (a)	400,000	386,476
4.33%, 09/21/28	500,000	505,360
3.88%, 02/08/29 (a)	200,000	200,232
4.02%, 12/03/29 (a)	600,000	600,846
3.15%, 03/22/30 (a)	250,000	242,017
1.50%, 09/18/30 (a)	250,000	223,457
1.68%, 10/30/30 (a)	192,000	172,303
7.75%, 12/01/30	100,000	115,356
1.75%, 01/20/31 (a)	400,000	357,772
2.55%, 03/21/31 (a)	700,000	647,738
2.36%, 03/15/32 (a)	838,000	748,409
4.75%, 01/15/33 (a)	360,000	365,202
5.05%, 05/09/33 (a)	175,000	181,533
4.50%, 08/10/33	400,000	399,240
6.40%, 09/15/33	100,000	111,926
4.40%, 11/01/34 (a)	330,000	323,436
4.78%, 02/15/35 (a)	430,000	428,405
5.25%, 04/02/35 (a)	400,000	411,988
5.85%, 09/15/35	75,000	81,301
4.27%, 01/15/36	205,000	194,906
5.00%, 01/15/36 (a)	410,000	411,980
5.25%, 03/16/37	200,000	203,774
5.40%, 07/02/37 (a)	414,000	425,865
4.81%, 03/15/39	200,000	193,148
2.65%, 11/20/40 (a)	575,000	419,635
3.40%, 03/22/41 (a)	725,000	577,383
See financial notes
Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.85%, 09/03/41 (a)	250,000	183,342
4.75%, 11/01/41	75,000	69,710
3.85%, 11/01/42 (a)	100,000	82,458
6.55%, 09/15/43	175,000	195,083
5.75%, 11/30/45 (a)	270,000	273,027
4.13%, 08/15/46	200,000	163,890
4.86%, 08/21/46	500,000	450,595
5.50%, 03/16/47	100,000	99,006
4.52%, 09/15/48	250,000	213,047
5.01%, 04/15/49	175,000	160,039
4.00%, 03/22/50 (a)	200,000	157,150
2.88%, 11/20/50 (a)	500,000	316,585
3.55%, 03/22/51 (a)	850,000	616,505
3.88%, 03/01/52 (a)	225,000	170,048
5.50%, 02/23/54 (a)	200,000	195,208
5.01%, 08/21/54	175,000	156,369
4.67%, 03/15/55	120,000	101,459
5.88%, 11/30/55 (a)	590,000	593,375
2.99%, 10/30/56 (a)	650,000	396,441
3.00%, 11/20/60 (a)	350,000	209,317
3.70%, 03/22/61 (a)	700,000	484,295
6.00%, 11/30/65 (a)	370,000	371,769
Vodafone Group PLC
7.88%, 02/15/30	150,000	171,211
6.25%, 11/30/32	100,000	110,062
6.15%, 02/27/37	150,000	165,391
5.00%, 05/30/38	100,000	100,425
4.38%, 02/19/43	100,000	87,351
5.25%, 05/30/48	275,000	259,795
4.88%, 06/19/49	250,000	223,355
4.25%, 09/17/50	100,000	80,464
5.63%, 02/10/53 (a)	150,000	145,880
5.75%, 06/28/54 (a)	450,000	443,700
5.13%, 06/19/59	50,000	45,856
5.75%, 02/10/63 (a)	100,000	97,068
5.88%, 06/28/64 (a)	225,000	222,003
Walt Disney Co.
3.70%, 03/23/27	100,000	100,061
2.20%, 01/13/28	200,000	195,298
3.75%, 03/14/29	200,000	200,144
2.00%, 09/01/29 (a)	350,000	330,092
3.80%, 03/22/30	200,000	199,882
2.65%, 01/13/31	450,000	426,244
4.00%, 03/14/31	275,000	275,671
6.55%, 03/15/33	100,000	113,968
6.20%, 12/15/34	150,000	169,797
6.40%, 12/15/35	180,000	204,876
4.63%, 03/14/36	200,000	199,482
6.15%, 03/01/37	50,000	56,095
6.65%, 11/15/37	200,000	230,946
4.63%, 03/23/40 (a)	150,000	145,239
3.50%, 05/13/40 (a)	350,000	297,080
6.15%, 02/15/41	100,000	110,285
5.40%, 10/01/43	125,000	127,683
4.75%, 09/15/44 (a)	150,000	139,488
4.95%, 10/15/45 (a)	100,000	95,094
7.75%, 12/01/45	75,000	96,476
4.75%, 11/15/46 (a)	100,000	91,917
2.75%, 09/01/49 (a)	350,000	225,732
4.70%, 03/23/50 (a)	300,000	270,810
3.60%, 01/13/51 (a)	550,000	413,627
3.80%, 05/13/60 (a)	250,000	185,155
Weibo Corp.
3.38%, 07/08/30 (a)	200,000	192,160
		106,706,228
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Consumer Cyclical 1.7%
Alibaba Group Holding Ltd.
3.40%, 12/06/27 (a)	300,000	298,137
4.88%, 05/26/30 (a)	250,000	259,692
2.13%, 02/09/31 (a)	200,000	183,688
4.50%, 11/28/34 (a)	200,000	200,494
5.25%, 05/26/35 (a)	250,000	263,022
4.00%, 12/06/37 (a)	200,000	187,060
2.70%, 02/09/41 (a)	200,000	152,242
4.20%, 12/06/47 (a)	200,000	169,646
3.15%, 02/09/51 (a)	300,000	207,876
5.63%, 11/26/54 (a)	200,000	206,026
4.40%, 12/06/57 (a)	200,000	169,384
3.25%, 02/09/61 (a)	400,000	264,612
Amazon.com, Inc.
3.30%, 04/13/27 (a)	400,000	398,704
1.20%, 06/03/27 (a)	200,000	194,170
3.15%, 08/22/27 (a)	675,000	671,321
4.55%, 12/01/27 (a)	400,000	406,424
1.65%, 05/12/28 (a)	400,000	383,580
3.90%, 11/20/28 (a)	460,000	462,608
3.45%, 04/13/29 (a)	300,000	297,957
4.65%, 12/01/29 (a)	300,000	308,877
1.50%, 06/03/30 (a)	350,000	317,523
4.10%, 11/20/30 (a)	460,000	463,468
2.10%, 05/12/31 (a)	625,000	569,387
3.60%, 04/13/32 (a)	450,000	438,268
4.70%, 12/01/32 (a)	450,000	465,489
4.35%, 03/20/33 (a)	270,000	272,244
4.80%, 12/05/34 (a)	225,000	233,514
4.65%, 11/20/35 (a)	640,000	643,386
3.88%, 08/22/37 (a)	500,000	463,995
2.88%, 05/12/41 (a)	425,000	326,421
4.95%, 12/05/44 (a)	255,000	247,717
4.05%, 08/22/47 (a)	650,000	537,946
2.50%, 06/03/50 (a)	475,000	287,888
3.10%, 05/12/51 (a)	650,000	442,325
3.95%, 04/13/52 (a)	450,000	356,346
5.45%, 11/20/55 (a)	550,000	541,689
4.25%, 08/22/57 (a)	400,000	322,844
2.70%, 06/03/60 (a)	375,000	212,355
3.25%, 05/12/61 (a)	325,000	209,189
4.10%, 04/13/62 (a)	225,000	173,828
5.55%, 11/20/65 (a)	360,000	352,429
American Honda Finance Corp.
4.90%, 03/12/27	150,000	151,670
4.55%, 07/09/27	160,000	161,568
4.90%, 07/09/27	150,000	152,108
4.45%, 10/22/27	150,000	151,479
4.70%, 01/12/28	100,000	101,552
3.50%, 02/15/28	100,000	99,385
4.55%, 03/03/28	125,000	126,615
2.00%, 03/24/28	250,000	240,840
5.13%, 07/07/28	200,000	205,416
4.25%, 09/01/28	120,000	120,961
5.65%, 11/15/28	150,000	156,585
4.90%, 03/13/29	150,000	153,918
4.40%, 09/05/29	150,000	152,055
4.80%, 03/05/30	100,000	102,498
4.60%, 04/17/30	200,000	203,622
4.50%, 09/04/30	120,000	121,488
5.85%, 10/04/30	100,000	106,907
4.45%, 01/08/31	100,000	101,018
1.80%, 01/13/31	100,000	89,485
5.05%, 07/10/31	150,000	155,580
4.85%, 10/23/31	125,000	128,588
5.15%, 07/09/32	140,000	145,386
See financial notes

Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.90%, 01/10/34	150,000	152,412
5.20%, 03/05/35	100,000	102,416
Aptiv Swiss Holdings Ltd.
3.25%, 03/01/32 (a)	200,000	189,328
5.15%, 09/13/34 (a)	200,000	205,402
4.40%, 10/01/46 (a)	50,000	41,759
5.40%, 03/15/49 (a)	100,000	94,322
3.10%, 12/01/51 (a)	250,000	163,257
4.15%, 05/01/52 (a)	200,000	155,714
5.75%, 09/13/54 (a)	200,000	195,374
AutoNation, Inc.
3.80%, 11/15/27 (a)	75,000	74,747
1.95%, 08/01/28 (a)	75,000	71,432
4.45%, 01/15/29 (a)	110,000	110,831
4.75%, 06/01/30 (a)	100,000	101,477
2.40%, 08/01/31 (a)	100,000	89,918
3.85%, 03/01/32 (a)	150,000	143,207
5.89%, 03/15/35 (a)	100,000	104,391
AutoZone, Inc.
3.75%, 06/01/27 (a)	50,000	49,901
4.50%, 02/01/28 (a)	100,000	101,062
6.25%, 11/01/28 (a)	75,000	79,262
3.75%, 04/18/29 (a)	150,000	148,895
5.10%, 07/15/29 (a)	100,000	103,200
4.00%, 04/15/30 (a)	150,000	149,402
1.65%, 01/15/31 (a)	150,000	133,050
4.75%, 08/01/32 (a)	150,000	152,342
4.75%, 02/01/33 (a)	100,000	101,232
5.20%, 08/01/33 (a)	75,000	77,882
6.55%, 11/01/33 (a)	100,000	111,867
5.40%, 07/15/34 (a)	125,000	130,585
Best Buy Co., Inc.
4.45%, 10/01/28 (a)	100,000	101,108
1.95%, 10/01/30 (a)	150,000	135,657
Block Financial LLC
3.88%, 08/15/30 (a)	150,000	142,950
5.38%, 09/15/32 (a)	100,000	98,414
Booking Holdings, Inc.
3.55%, 03/15/28 (a)	100,000	99,388
BorgWarner, Inc.
2.65%, 07/01/27 (a)	200,000	196,508
4.95%, 08/15/29 (a)	75,000	77,058
5.40%, 08/15/34 (a)	100,000	104,045
4.38%, 03/15/45 (a)	100,000	85,495
California Endowment
2.50%, 04/01/51 (a)	50,000	30,792
CBRE Services, Inc.
5.50%, 04/01/29 (a)	100,000	103,883
4.80%, 06/15/30 (a)	100,000	101,979
2.50%, 04/01/31 (a)	100,000	91,432
4.90%, 01/15/33 (a)	140,000	141,767
5.95%, 08/15/34 (a)	150,000	160,455
5.50%, 06/15/35 (a)	100,000	103,522
Choice Hotels International, Inc.
3.70%, 12/01/29 (a)	100,000	97,804
3.70%, 01/15/31 (a)	100,000	96,411
5.85%, 08/01/34 (a)	100,000	103,738
Costco Wholesale Corp.
3.00%, 05/18/27 (a)	300,000	298,146
1.38%, 06/20/27 (a)	250,000	242,982
1.60%, 04/20/30 (a)	200,000	183,248
1.75%, 04/20/32 (a)	200,000	175,912
Cummins, Inc.
4.25%, 05/09/28 (a)	100,000	101,090
4.90%, 02/20/29 (a)	100,000	103,191
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.50%, 09/01/30 (a)	150,000	135,428
4.70%, 02/15/31 (a)	100,000	102,928
5.15%, 02/20/34 (a)	150,000	156,781
5.30%, 05/09/35 (a)	200,000	210,586
4.88%, 10/01/43 (a)	50,000	48,633
2.60%, 09/01/50 (a)	150,000	93,443
5.45%, 02/20/54 (a)	150,000	150,165
Darden Restaurants, Inc.
3.85%, 05/01/27 (a)	100,000	99,851
4.35%, 10/15/27 (a)	75,000	75,450
6.30%, 10/10/33 (a)	100,000	109,822
4.55%, 02/15/48 (a)	50,000	42,164
Dick's Sporting Goods, Inc.
4.00%, 10/01/29 (a)(e)	70,000	69,300
3.15%, 01/15/32 (a)	100,000	92,999
4.10%, 01/15/52 (a)	150,000	109,385
Dollar General Corp.
4.13%, 05/01/28 (a)	100,000	100,372
5.20%, 07/05/28 (a)	100,000	102,667
3.50%, 04/03/30 (a)	200,000	194,680
5.00%, 11/01/32 (a)	150,000	153,909
5.45%, 07/05/33 (a)	200,000	209,888
4.13%, 04/03/50 (a)	100,000	79,370
5.50%, 11/01/52 (a)	75,000	73,717
Dollar Tree, Inc.
4.20%, 05/15/28 (a)	250,000	250,925
2.65%, 12/01/31 (a)	100,000	91,455
3.38%, 12/01/51 (a)	100,000	67,645
DR Horton, Inc.
1.40%, 10/15/27 (a)	75,000	72,218
4.85%, 10/15/30 (a)	100,000	103,150
5.00%, 10/15/34 (a)	125,000	128,148
5.50%, 10/15/35 (a)	125,000	131,556
eBay, Inc.
3.60%, 06/05/27 (a)	150,000	149,483
4.25%, 03/06/29 (a)	110,000	110,805
2.70%, 03/11/30 (a)	200,000	189,644
2.60%, 05/10/31 (a)	150,000	138,230
6.30%, 11/22/32 (a)	150,000	164,923
5.13%, 11/06/35 (a)	70,000	70,705
4.00%, 07/15/42 (a)	150,000	125,351
3.65%, 05/10/51 (a)	100,000	74,410
Expedia Group, Inc.
4.63%, 08/01/27 (a)	100,000	100,699
3.80%, 02/15/28 (a)	200,000	199,070
3.25%, 02/15/30 (a)	200,000	191,950
2.95%, 03/15/31 (a)	150,000	139,497
5.40%, 02/15/35 (a)	175,000	176,760
Ford Foundation
2.42%, 06/01/50 (a)	125,000	78,216
Ford Motor Co.
6.63%, 10/01/28	75,000	79,346
9.63%, 04/22/30 (a)	100,000	116,858
7.45%, 07/16/31	175,000	195,520
3.25%, 02/12/32 (a)	500,000	450,060
6.10%, 08/19/32 (a)	300,000	313,989
4.75%, 01/15/43	400,000	321,968
7.40%, 11/01/46	50,000	54,705
5.29%, 12/08/46 (a)	200,000	171,150
Ford Motor Credit Co. LLC
5.80%, 03/05/27 (a)	200,000	202,726
5.85%, 05/17/27 (a)	250,000	254,102
4.95%, 05/28/27 (a)	245,000	246,803
4.13%, 08/17/27 (a)	200,000	199,308
3.82%, 11/02/27 (a)	200,000	198,392
7.35%, 11/04/27 (a)	250,000	260,965
See financial notes
Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.90%, 02/16/28 (a)	200,000	194,104
5.92%, 03/20/28 (a)	200,000	205,278
6.80%, 05/12/28 (a)	250,000	261,525
6.80%, 11/07/28 (a)	225,000	237,109
2.90%, 02/10/29 (a)	200,000	190,364
5.80%, 03/08/29 (a)	300,000	309,030
4.97%, 04/06/29 (a)	300,000	302,013
5.11%, 05/03/29 (a)	225,000	227,216
5.30%, 09/06/29 (a)	200,000	203,072
5.88%, 11/07/29 (a)	200,000	206,872
7.35%, 03/06/30 (a)	200,000	216,738
7.20%, 06/10/30 (a)	200,000	215,928
5.73%, 09/05/30 (a)	200,000	205,824
4.00%, 11/13/30 (a)	425,000	407,486
6.05%, 03/05/31 (a)	200,000	208,148
3.63%, 06/17/31 (a)	200,000	186,370
6.05%, 11/05/31 (a)	200,000	208,052
6.53%, 03/19/32 (a)	200,000	212,882
5.75%, 04/06/33 (a)	200,000	203,870
7.12%, 11/07/33 (a)	225,000	245,650
6.13%, 03/08/34 (a)	400,000	413,736
6.50%, 02/07/35 (a)	200,000	209,996
5.87%, 10/31/35 (a)	200,000	200,832
General Motors Co.
4.20%, 10/01/27 (a)	150,000	150,386
6.80%, 10/01/27 (a)	200,000	207,462
5.35%, 04/15/28 (a)	100,000	102,516
5.00%, 10/01/28 (a)	150,000	153,055
5.40%, 10/15/29 (a)	200,000	207,994
5.63%, 04/15/30 (a)	100,000	104,893
5.60%, 10/15/32 (a)	200,000	210,774
5.00%, 04/01/35	175,000	173,845
6.25%, 04/15/35 (a)	100,000	107,385
6.60%, 04/01/36 (a)	200,000	219,580
5.15%, 04/01/38 (a)	175,000	170,774
6.25%, 10/02/43	250,000	256,592
5.20%, 04/01/45	250,000	227,927
6.75%, 04/01/46 (a)	125,000	135,234
5.40%, 04/01/48 (a)	150,000	138,314
5.95%, 04/01/49 (a)	200,000	197,244
General Motors Financial Co., Inc.
5.00%, 04/09/27 (a)	150,000	151,559
5.40%, 05/08/27	250,000	253,955
5.00%, 07/15/27	200,000	202,628
5.35%, 07/15/27	175,000	178,026
2.70%, 08/20/27 (a)	200,000	196,380
3.85%, 01/05/28 (a)	150,000	149,582
6.00%, 01/09/28 (a)	200,000	206,590
5.05%, 04/04/28	250,000	254,967
2.40%, 04/10/28 (a)	175,000	169,346
5.80%, 06/23/28 (a)	300,000	310,911
2.40%, 10/15/28 (a)	250,000	239,590
4.20%, 10/27/28	200,000	200,790
5.80%, 01/07/29 (a)	250,000	261,170
5.65%, 01/17/29 (a)	100,000	103,759
4.30%, 04/06/29 (a)	250,000	251,185
5.55%, 07/15/29 (a)	200,000	208,272
4.90%, 10/06/29 (a)	200,000	204,536
5.35%, 01/07/30 (a)	200,000	207,616
5.85%, 04/06/30 (a)	200,000	211,336
3.60%, 06/21/30 (a)	200,000	194,384
5.45%, 07/15/30 (a)	150,000	156,838
2.35%, 01/08/31 (a)	200,000	182,138
4.60%, 01/08/31 (a)	300,000	302,859
5.75%, 02/08/31 (a)	200,000	211,248
2.70%, 06/10/31 (a)	200,000	183,762
5.60%, 06/18/31 (a)	150,000	157,642
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.10%, 01/12/32 (a)	250,000	231,282
5.63%, 04/04/32 (a)	150,000	157,735
6.40%, 01/09/33 (a)	200,000	217,798
6.10%, 01/07/34 (a)	250,000	267,952
5.95%, 04/04/34 (a)	200,000	212,288
5.45%, 09/06/34 (a)	150,000	154,086
5.90%, 01/07/35 (a)	200,000	210,228
6.15%, 07/15/35 (a)	150,000	160,542
5.45%, 01/08/36 (a)	100,000	101,786
Genuine Parts Co.
6.50%, 11/01/28 (a)	75,000	78,753
4.95%, 08/15/29 (a)	150,000	152,006
1.88%, 11/01/30 (a)	125,000	110,450
2.75%, 02/01/32 (a)	75,000	66,572
6.88%, 11/01/33 (a)	25,000	27,643
GLP Capital LP/GLP Financing II, Inc.
5.75%, 06/01/28 (a)	100,000	102,563
5.30%, 01/15/29 (a)	100,000	102,141
4.00%, 01/15/30 (a)	100,000	97,731
4.00%, 01/15/31 (a)	200,000	192,786
3.25%, 01/15/32 (a)	100,000	91,397
5.25%, 02/15/33 (a)	100,000	101,215
6.75%, 12/01/33 (a)	75,000	81,368
5.63%, 09/15/34 (a)	150,000	152,740
5.75%, 11/01/37 (a)	150,000	149,450
6.25%, 09/15/54 (a)	75,000	75,078
Harley-Davidson, Inc.
4.63%, 07/28/45 (a)	75,000	60,254
Home Depot, Inc.
2.50%, 04/15/27 (a)	200,000	197,544
2.88%, 04/15/27 (a)	150,000	148,725
4.88%, 06/25/27 (a)	150,000	152,274
2.80%, 09/14/27 (a)	150,000	148,235
0.90%, 03/15/28 (a)	75,000	71,083
1.50%, 09/15/28 (a)	150,000	142,335
3.75%, 09/15/28 (a)	90,000	90,456
3.90%, 12/06/28 (a)	200,000	201,100
4.90%, 04/15/29 (a)	150,000	154,840
2.95%, 06/15/29 (a)	350,000	340,987
4.75%, 06/25/29 (a)	200,000	205,954
2.70%, 04/15/30 (a)	275,000	262,834
3.95%, 09/15/30 (a)	90,000	90,390
1.38%, 03/15/31 (a)	250,000	220,247
4.85%, 06/25/31 (a)	225,000	234,612
1.88%, 09/15/31 (a)	250,000	223,255
3.25%, 04/15/32 (a)	250,000	238,590
4.50%, 09/15/32 (a)	200,000	204,304
4.95%, 06/25/34 (a)	300,000	309,978
4.65%, 09/15/35 (a)	180,000	180,202
5.88%, 12/16/36	530,000	579,714
3.30%, 04/15/40 (a)	200,000	166,056
5.40%, 09/15/40 (a)	100,000	103,957
5.95%, 04/01/41 (a)	200,000	218,098
4.20%, 04/01/43 (a)	205,000	180,847
4.88%, 02/15/44 (a)	195,000	185,505
4.40%, 03/15/45 (a)	150,000	132,864
4.25%, 04/01/46 (a)	300,000	258,483
3.90%, 06/15/47 (a)	200,000	161,428
4.50%, 12/06/48 (a)	300,000	262,875
3.13%, 12/15/49 (a)	200,000	138,580
3.35%, 04/15/50 (a)	250,000	179,485
2.38%, 03/15/51 (a)	250,000	145,693
2.75%, 09/15/51 (a)	150,000	94,509
3.63%, 04/15/52 (a)	300,000	223,179
4.95%, 09/15/52 (a)	200,000	185,020
5.30%, 06/25/54 (a)	250,000	242,942
See financial notes

Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.50%, 09/15/56 (a)	200,000	142,022
5.40%, 06/25/64 (a)	150,000	146,105
Honda Motor Co. Ltd.
2.53%, 03/10/27 (a)	200,000	197,468
4.44%, 07/08/28 (a)	200,000	202,310
4.69%, 07/08/30 (a)	250,000	255,030
2.97%, 03/10/32 (a)	150,000	139,118
5.34%, 07/08/35 (a)	200,000	207,084
Hyatt Hotels Corp.
4.38%, 09/15/28 (a)	150,000	150,890
5.25%, 06/30/29 (a)	100,000	103,367
5.75%, 04/23/30 (a)(f)	100,000	105,103
5.38%, 12/15/31 (a)	100,000	103,702
5.50%, 06/30/34 (a)	100,000	104,400
5.40%, 12/15/35 (a)	70,000	71,489
JD.com, Inc.
3.38%, 01/14/30 (a)(c)	200,000	196,416
4.13%, 01/14/50 (a)	200,000	169,850
Jones Lang LaSalle, Inc.
6.88%, 12/01/28 (a)	100,000	106,977
Las Vegas Sands Corp.
5.90%, 06/01/27 (a)	150,000	152,623
5.63%, 06/15/28 (a)	200,000	204,958
3.90%, 08/08/29 (a)	150,000	146,903
6.00%, 08/15/29 (a)	100,000	104,673
6.20%, 08/15/34 (a)	100,000	105,685
Lear Corp.
3.80%, 09/15/27 (a)	50,000	49,901
4.25%, 05/15/29 (a)	50,000	50,024
3.50%, 05/30/30 (a)	50,000	48,531
2.60%, 01/15/32 (a)	100,000	90,833
5.25%, 05/15/49 (a)	100,000	92,493
3.55%, 01/15/52 (a)	100,000	69,886
Lennar Corp.
4.75%, 11/29/27 (a)	250,000	252,257
5.20%, 07/30/30 (a)	100,000	103,641
LKQ Corp.
5.75%, 06/15/28 (a)	150,000	154,095
6.25%, 06/15/33 (a)	150,000	159,063
Lowe's Cos., Inc.
3.35%, 04/01/27 (a)	200,000	198,908
3.10%, 05/03/27 (a)	250,000	247,795
3.95%, 10/15/27	120,000	120,414
1.30%, 04/15/28 (a)	150,000	142,281
1.70%, 09/15/28 (a)	175,000	165,835
4.00%, 10/15/28 (a)	130,000	130,400
6.50%, 03/15/29	75,000	80,577
3.65%, 04/05/29 (a)	300,000	297,519
4.50%, 04/15/30 (a)	200,000	203,516
1.70%, 10/15/30 (a)	250,000	224,817
4.25%, 03/15/31 (a)	190,000	190,650
2.63%, 04/01/31 (a)	250,000	231,990
3.75%, 04/01/32 (a)	300,000	290,706
4.50%, 10/15/32 (a)	230,000	231,196
5.00%, 04/15/33 (a)	200,000	206,498
5.15%, 07/01/33 (a)	150,000	155,809
4.85%, 10/15/35 (a)	210,000	210,055
5.50%, 10/15/35	75,000	79,181
5.00%, 04/15/40 (a)	100,000	98,707
2.80%, 09/15/41 (a)	200,000	146,856
4.65%, 04/15/42 (a)	95,000	88,164
4.38%, 09/15/45 (a)	100,000	85,532
3.70%, 04/15/46 (a)	225,000	174,046
4.05%, 05/03/47 (a)	300,000	241,425
4.55%, 04/05/49 (a)	100,000	85,729
5.13%, 04/15/50 (a)	100,000	92,049
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.00%, 10/15/50 (a)	300,000	195,024
3.50%, 04/01/51 (a)	100,000	71,244
4.25%, 04/01/52 (a)	300,000	240,099
5.63%, 04/15/53 (a)	275,000	270,872
5.75%, 07/01/53 (a)	75,000	75,269
4.45%, 04/01/62 (a)	250,000	198,410
5.80%, 09/15/62 (a)	200,000	198,740
5.85%, 04/01/63 (a)	100,000	99,955
Magna International, Inc.
2.45%, 06/15/30 (a)	200,000	187,498
5.50%, 03/21/33 (a)	100,000	105,211
5.88%, 06/01/35 (a)	100,000	107,146
Marriott International, Inc.
4.20%, 07/15/27	120,000	120,563
5.00%, 10/15/27 (a)	150,000	152,446
4.00%, 04/15/28 (a)	100,000	100,257
5.55%, 10/15/28 (a)	125,000	129,806
4.90%, 04/15/29 (a)	150,000	153,754
4.88%, 05/15/29 (a)	100,000	102,590
4.80%, 03/15/30 (a)	100,000	102,687
4.63%, 06/15/30 (a)	200,000	203,814
2.85%, 04/15/31 (a)	200,000	187,262
4.50%, 10/15/31 (a)	150,000	151,661
3.50%, 10/15/32 (a)	100,000	94,443
4.50%, 05/01/33 (a)	100,000	99,760
2.75%, 10/15/33 (a)	100,000	88,589
5.30%, 05/15/34 (a)	200,000	207,854
5.35%, 03/15/35 (a)	175,000	181,655
5.25%, 10/15/35 (a)	180,000	184,561
5.50%, 04/15/37 (a)	275,000	284,190
5.10%, 05/01/38 (a)	150,000	148,712
McDonald's Corp.
3.50%, 03/01/27 (a)	200,000	199,386
3.50%, 07/01/27 (a)	200,000	199,274
3.80%, 04/01/28 (a)	175,000	175,178
4.80%, 08/14/28 (a)	100,000	102,338
5.00%, 05/17/29 (a)	150,000	155,149
2.63%, 09/01/29 (a)	100,000	96,038
2.13%, 03/01/30 (a)	150,000	140,082
4.60%, 05/15/30 (a)	150,000	153,717
3.60%, 07/01/30 (a)	150,000	148,367
4.40%, 02/12/31 (a)	100,000	101,648
4.60%, 09/09/32 (a)	150,000	154,116
4.95%, 08/14/33 (a)	125,000	130,195
5.20%, 05/17/34 (a)	150,000	157,623
4.95%, 03/03/35 (a)	150,000	153,870
4.70%, 12/09/35 (a)	100,000	101,105
5.00%, 02/13/36 (a)	150,000	153,811
6.30%, 10/15/37	150,000	169,623
6.30%, 03/01/38	100,000	112,392
5.70%, 02/01/39	75,000	80,735
4.88%, 07/15/40	100,000	97,995
3.70%, 02/15/42	100,000	83,703
3.63%, 05/01/43	75,000	60,312
4.60%, 05/26/45 (a)	100,000	90,143
4.88%, 12/09/45 (a)	320,000	297,264
4.45%, 03/01/47 (a)	175,000	153,095
4.45%, 09/01/48 (a)	200,000	173,788
3.63%, 09/01/49 (a)	350,000	263,959
4.20%, 04/01/50 (a)	100,000	82,541
5.15%, 09/09/52 (a)	150,000	141,674
5.45%, 08/14/53 (a)	150,000	148,023
MercadoLibre, Inc.
3.13%, 01/14/31 (a)	200,000	187,076
Mercedes-Benz Finance North America LLC
8.50%, 01/18/31	250,000	296,992
See financial notes
Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Meritage Homes Corp.
5.13%, 06/06/27 (a)	75,000	75,539
5.65%, 03/15/35 (a)	100,000	103,359
Nature Conservancy
3.96%, 03/01/52 (a)	75,000	61,366
NIKE, Inc.
2.75%, 03/27/27 (a)	200,000	198,118
2.85%, 03/27/30 (a)	350,000	336,791
3.25%, 03/27/40 (a)	300,000	247,266
3.88%, 11/01/45 (a)	150,000	123,482
3.38%, 11/01/46 (a)	130,000	98,171
3.38%, 03/27/50 (a)	200,000	146,600
NVR, Inc.
3.00%, 05/15/30 (a)	200,000	191,354
O'Reilly Automotive, Inc.
3.60%, 09/01/27 (a)	150,000	149,349
4.35%, 06/01/28 (a)	100,000	100,924
4.20%, 04/01/30 (a)	100,000	100,428
1.75%, 03/15/31 (a)	150,000	133,331
4.70%, 06/15/32 (a)	150,000	152,662
5.00%, 08/19/34 (a)	75,000	76,310
PACCAR Financial Corp.
5.00%, 05/13/27	100,000	101,656
4.25%, 06/23/27	70,000	70,558
4.45%, 08/06/27	100,000	101,237
4.55%, 03/03/28	100,000	101,878
4.00%, 08/08/28	120,000	121,044
4.00%, 11/07/28	70,000	70,568
4.60%, 01/31/29	50,000	51,209
3.90%, 02/05/29	75,000	75,538
4.00%, 09/26/29	100,000	100,761
4.55%, 05/08/30	100,000	102,470
5.00%, 03/22/34	100,000	103,953
PulteGroup, Inc.
4.25%, 03/01/31 (a)	75,000	74,976
7.88%, 06/15/32	100,000	118,163
6.38%, 05/15/33	100,000	111,470
4.90%, 03/01/36 (a)	75,000	75,089
PVH Corp.
5.50%, 06/13/30 (a)	90,000	92,423
Ralph Lauren Corp.
2.95%, 06/15/30 (a)	150,000	143,750
5.00%, 06/15/32 (a)	90,000	93,688
Rockefeller Foundation
2.49%, 10/01/50 (a)	150,000	94,301
Rollins, Inc.
5.25%, 02/24/35 (a)	110,000	113,209
Ross Stores, Inc.
1.88%, 04/15/31 (a)	75,000	66,935
Royal Caribbean Cruises Ltd.
7.50%, 10/15/27	100,000	105,345
3.70%, 03/15/28 (a)	100,000	99,418
4.75%, 05/15/33 (a)	250,000	251,872
5.38%, 01/15/36 (a)	270,000	275,770
5.25%, 02/27/38 (a)	500,000	500,940
Sands China Ltd.
2.30%, 03/08/27 (a)(f)	200,000	196,398
5.40%, 08/08/28 (a)(f)	300,000	306,432
2.85%, 03/08/29 (a)(f)	200,000	191,464
4.38%, 06/18/30 (a)(f)	200,000	197,982
Sekisui House U.S., Inc.
3.85%, 01/15/30 (a)	100,000	97,397
2.50%, 01/15/31 (a)	150,000	135,395
6.00%, 01/15/43 (a)	75,000	71,635
3.97%, 08/06/61 (a)	75,000	51,548
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Starbucks Corp.
2.00%, 03/12/27 (a)	100,000	98,233
3.50%, 03/01/28 (a)	150,000	149,054
4.50%, 05/15/28 (a)	100,000	101,215
4.00%, 11/15/28 (a)	150,000	150,450
3.55%, 08/15/29 (a)	200,000	197,836
2.25%, 03/12/30 (a)	100,000	93,344
4.80%, 05/15/30 (a)	100,000	103,034
2.55%, 11/15/30 (a)	195,000	182,374
4.90%, 02/15/31 (a)	100,000	103,559
3.00%, 02/14/32 (a)	200,000	186,826
4.80%, 02/15/33 (a)	100,000	102,589
5.00%, 02/15/34 (a)	100,000	103,324
5.40%, 05/15/35 (a)	100,000	105,489
4.30%, 06/15/45 (a)	75,000	64,713
3.75%, 12/01/47 (a)	150,000	116,144
4.50%, 11/15/48 (a)	150,000	129,189
4.45%, 08/15/49 (a)	150,000	128,121
3.35%, 03/12/50 (a)	100,000	70,513
3.50%, 11/15/50 (a)	200,000	144,600
Tapestry, Inc.
4.13%, 07/15/27 (a)	100,000	100,045
5.10%, 03/11/30 (a)	150,000	154,876
3.05%, 03/15/32 (a)	75,000	69,740
5.50%, 03/11/35 (a)	150,000	155,584
Target Corp.
4.35%, 06/15/28 (a)	90,000	91,265
3.38%, 04/15/29 (a)	150,000	148,385
2.35%, 02/15/30 (a)	250,000	236,222
2.65%, 09/15/30 (a)	150,000	141,968
4.50%, 09/15/32 (a)	200,000	204,674
6.35%, 11/01/32	100,000	111,842
4.40%, 01/15/33 (a)	100,000	101,400
4.50%, 09/15/34 (a)	150,000	150,113
5.00%, 04/15/35 (a)	100,000	102,709
5.25%, 02/15/36 (a)	90,000	93,563
6.50%, 10/15/37	100,000	115,023
7.00%, 01/15/38	100,000	119,206
4.00%, 07/01/42	175,000	151,069
3.63%, 04/15/46	100,000	78,554
3.90%, 11/15/47 (a)	200,000	161,562
2.95%, 01/15/52 (a)	100,000	65,794
4.80%, 01/15/53 (a)(c)	200,000	182,268
TJX Cos., Inc.
1.15%, 05/15/28 (a)	150,000	141,848
3.88%, 04/15/30 (a)	100,000	100,066
1.60%, 05/15/31 (a)	100,000	89,043
4.50%, 04/15/50 (a)	75,000	66,287
Toll Brothers Finance Corp.
4.88%, 03/15/27 (a)	100,000	100,613
4.35%, 02/15/28 (a)	200,000	201,284
5.60%, 06/15/35 (a)	90,000	95,318
Toyota Motor Corp.
4.19%, 06/30/27 (a)	100,000	100,677
5.12%, 07/13/28 (a)	100,000	103,049
3.67%, 07/20/28	150,000	150,258
2.76%, 07/02/29	150,000	145,010
4.45%, 06/30/30 (a)	100,000	101,982
2.36%, 03/25/31 (a)	100,000	92,618
5.12%, 07/13/33 (a)	100,000	105,058
5.05%, 06/30/35 (a)	100,000	104,122
Toyota Motor Credit Corp.
5.00%, 03/19/27	150,000	152,046
3.05%, 03/22/27	200,000	198,734
4.50%, 05/14/27	200,000	201,996
1.15%, 08/13/27	100,000	96,594
See financial notes

Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.55%, 09/20/27	200,000	202,678
4.35%, 10/08/27	200,000	202,082
5.45%, 11/10/27	100,000	102,951
3.05%, 01/11/28	100,000	98,922
3.75%, 01/12/28	150,000	150,303
4.63%, 01/12/28	150,000	152,638
1.90%, 04/06/28	150,000	144,882
4.05%, 09/05/28	150,000	151,286
5.25%, 09/11/28	100,000	103,634
4.65%, 01/05/29	160,000	163,856
3.65%, 01/08/29	150,000	149,777
5.05%, 05/16/29	150,000	155,475
4.45%, 06/29/29	200,000	203,854
4.55%, 08/09/29	175,000	178,948
4.95%, 01/09/30	100,000	103,718
2.15%, 02/13/30	100,000	93,629
3.38%, 04/01/30	200,000	195,644
4.80%, 05/15/30	100,000	103,251
4.55%, 05/17/30	150,000	153,730
5.55%, 11/20/30	200,000	213,084
1.65%, 01/10/31	100,000	89,587
4.20%, 01/10/31	200,000	201,520
5.10%, 03/21/31	100,000	104,673
1.90%, 09/12/31	100,000	89,179
4.60%, 10/10/31	150,000	153,505
2.40%, 01/13/32	75,000	68,228
4.65%, 09/03/32	125,000	127,598
4.70%, 01/12/33	100,000	102,334
4.80%, 01/05/34	200,000	205,120
5.35%, 01/09/35	150,000	158,926
4.80%, 01/11/36	200,000	201,856
Tractor Supply Co.
1.75%, 11/01/30 (a)	125,000	112,035
5.25%, 05/15/33 (a)	150,000	156,031
Uber Technologies, Inc.
4.30%, 01/15/30 (a)	225,000	226,404
4.15%, 01/15/31 (a)	180,000	179,393
4.80%, 09/15/34 (a)	275,000	275,847
4.80%, 09/15/35 (a)	220,000	218,579
5.35%, 09/15/54 (a)	300,000	286,269
VICI Properties LP
4.75%, 02/15/28 (a)	250,000	252,455
4.95%, 02/15/30 (a)	200,000	203,424
5.13%, 11/15/31 (a)	150,000	152,794
5.13%, 05/15/32 (a)	400,000	405,464
5.75%, 04/01/34 (a)	100,000	104,150
5.63%, 04/01/35 (a)	150,000	154,438
5.63%, 05/15/52 (a)	150,000	141,296
6.13%, 04/01/54 (a)	100,000	100,856
Walmart, Inc.
5.88%, 04/05/27	75,000	76,871
4.10%, 04/28/27	125,000	125,788
3.95%, 09/09/27 (a)	200,000	201,132
3.90%, 04/15/28 (a)	125,000	125,780
3.70%, 06/26/28 (a)	300,000	300,822
1.50%, 09/22/28 (a)	200,000	190,164
3.25%, 07/08/29 (a)	150,000	148,629
2.38%, 09/24/29 (a)	100,000	95,965
7.55%, 02/15/30	100,000	114,376
4.00%, 04/15/30 (a)	100,000	101,423
4.35%, 04/28/30 (a)	175,000	178,808
1.80%, 09/22/31 (a)	350,000	315,626
4.15%, 09/09/32 (a)	200,000	202,978
4.10%, 04/15/33 (a)	250,000	251,625
4.90%, 04/28/35 (a)	275,000	285,334
5.25%, 09/01/35	250,000	267,202
6.50%, 08/15/37	200,000	234,806
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.20%, 04/15/38	175,000	199,841
3.95%, 06/28/38 (a)	100,000	94,756
5.63%, 04/01/40	100,000	108,966
5.00%, 10/25/40	50,000	51,749
5.63%, 04/15/41	100,000	107,976
2.50%, 09/22/41 (a)	200,000	148,818
4.00%, 04/11/43 (a)	75,000	66,341
4.30%, 04/22/44 (a)	100,000	92,488
3.63%, 12/15/47 (a)	100,000	79,741
4.05%, 06/29/48 (a)	300,000	254,388
2.95%, 09/24/49 (a)	150,000	104,577
2.65%, 09/22/51 (a)	300,000	192,684
4.50%, 09/09/52 (a)	200,000	178,674
4.50%, 04/15/53 (a)	250,000	223,677
		100,262,308
Consumer Non-Cyclical 3.6%
Abbott Laboratories
1.15%, 01/30/28 (a)	50,000	47,797
3.70%, 03/09/29 (a)(h)	500,000	500,215
1.40%, 06/30/30 (a)	150,000	135,416
4.00%, 03/15/31 (a)(h)	500,000	499,750
4.30%, 03/15/33 (a)(h)	500,000	499,650
4.65%, 03/15/36 (a)(h)	700,000	700,056
4.75%, 11/30/36 (a)	300,000	302,655
6.15%, 11/30/37	150,000	168,996
4.75%, 03/15/38 (a)(h)	375,000	373,931
6.00%, 04/01/39	100,000	111,200
5.30%, 05/27/40	125,000	130,274
4.75%, 04/15/43 (a)	100,000	95,357
4.90%, 11/30/46 (a)	576,000	546,163
5.50%, 03/15/56 (a)(h)	700,000	703,206
5.60%, 03/15/66 (a)(h)	375,000	375,589
AbbVie, Inc.
4.80%, 03/15/27 (a)	450,000	454,203
3.78%, 03/03/28 (h)	300,000	300,438
4.65%, 03/15/28 (a)	225,000	228,973
4.25%, 11/14/28 (a)	350,000	354,301
4.80%, 03/15/29 (a)	450,000	462,339
3.20%, 11/21/29 (a)	1,000,000	976,910
4.88%, 03/15/30 (a)	175,000	180,981
4.13%, 03/15/31 (a)(h)	250,000	250,882
4.95%, 03/15/31 (a)	350,000	364,420
4.40%, 03/15/33 (a)(h)	250,000	251,130
5.05%, 03/15/34 (a)	600,000	622,998
4.55%, 03/15/35 (a)	300,000	298,884
5.20%, 03/15/35 (a)	175,000	182,548
4.50%, 05/14/35 (a)	450,000	446,089
4.75%, 03/15/36 (a)(h)	300,000	301,740
4.30%, 05/14/36 (a)	175,000	169,722
4.05%, 11/21/39 (a)	750,000	679,230
4.63%, 10/01/42 (a)	70,000	65,496
4.40%, 11/06/42	475,000	431,129
5.35%, 03/15/44 (a)	150,000	150,510
4.85%, 06/15/44 (a)	200,000	188,434
4.75%, 03/15/45 (a)	161,000	149,646
4.70%, 05/14/45 (a)	500,000	459,030
4.45%, 05/14/46 (a)	400,000	354,628
4.88%, 11/14/48 (a)	350,000	323,582
4.25%, 11/21/49 (a)	1,100,000	926,387
5.40%, 03/15/54 (a)	550,000	540,628
5.60%, 03/15/55 (a)	150,000	151,875
5.55%, 03/15/56 (a)(h)	250,000	251,645
5.50%, 03/15/64 (a)	275,000	270,949
5.65%, 03/15/66 (a)(h)	100,000	100,558
AdventHealth Obligated Group
2.80%, 11/15/51 (a)	75,000	48,295
See financial notes
Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Adventist Health System
4.74%, 12/01/30 (a)	80,000	81,055
5.43%, 03/01/32 (a)	75,000	78,161
5.76%, 12/01/34 (a)	50,000	52,836
3.63%, 03/01/49 (a)	100,000	70,854
Advocate Health & Hospitals Corp.
3.83%, 08/15/28 (a)	50,000	50,103
4.27%, 08/15/48 (a)	150,000	129,788
3.39%, 10/15/49 (a)	100,000	74,681
Agilent Technologies, Inc.
4.20%, 09/09/27 (a)	100,000	100,465
2.75%, 09/15/29 (a)	100,000	95,933
2.10%, 06/04/30 (a)	100,000	92,233
2.30%, 03/12/31 (a)	200,000	182,754
4.75%, 09/09/34 (a)	100,000	100,931
Ahold Finance USA LLC
6.88%, 05/01/29	75,000	81,410
AHS Hospital Corp.
5.02%, 07/01/45	50,000	48,222
2.78%, 07/01/51 (a)	100,000	65,000
Allina Health System
3.89%, 04/15/49 (a)	100,000	78,632
Altria Group, Inc.
4.88%, 02/04/28 (a)	95,000	96,750
6.20%, 11/01/28 (a)	100,000	105,548
4.80%, 02/14/29 (a)	300,000	306,618
3.40%, 05/06/30 (a)	150,000	146,068
4.50%, 08/06/30 (a)	100,000	101,693
2.45%, 02/04/32 (a)	300,000	269,235
6.88%, 11/01/33 (a)	100,000	113,919
5.63%, 02/06/35 (a)	95,000	99,874
5.25%, 08/06/35 (a)	100,000	102,558
5.80%, 02/14/39 (a)	375,000	390,491
3.40%, 02/04/41 (a)	275,000	215,823
4.25%, 08/09/42	150,000	127,299
4.50%, 05/02/43	100,000	86,777
5.38%, 01/31/44	345,000	334,050
3.88%, 09/16/46 (a)	275,000	211,931
5.95%, 02/14/49 (a)	500,000	507,045
4.45%, 05/06/50 (a)	100,000	81,362
3.70%, 02/04/51 (a)	225,000	161,242
4.00%, 02/04/61 (a)(c)	200,000	147,094
Amgen, Inc.
3.20%, 11/02/27 (a)	250,000	247,715
5.15%, 03/02/28 (a)	700,000	717,038
1.65%, 08/15/28 (a)	200,000	190,080
3.00%, 02/22/29 (a)	150,000	146,421
4.05%, 08/18/29 (a)	200,000	200,918
2.45%, 02/21/30 (a)	200,000	188,666
5.25%, 03/02/30 (a)	500,000	521,815
4.20%, 02/19/31 (a)	200,000	200,650
2.30%, 02/25/31 (a)	275,000	252,766
2.00%, 01/15/32 (a)	200,000	176,800
3.35%, 02/22/32 (a)	200,000	190,500
4.20%, 03/01/33 (a)	125,000	123,545
5.25%, 03/02/33 (a)	800,000	837,616
4.85%, 02/19/36 (a)	350,000	352,002
6.38%, 06/01/37	100,000	112,623
6.40%, 02/01/39	50,000	56,063
3.15%, 02/21/40 (a)	250,000	201,097
5.75%, 03/15/40	75,000	79,607
2.80%, 08/15/41 (a)	100,000	75,013
4.95%, 10/01/41	100,000	96,221
5.15%, 11/15/41 (a)	150,000	147,280
5.65%, 06/15/42 (a)	75,000	77,672
5.60%, 03/02/43 (a)	500,000	511,460
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.40%, 05/01/45 (a)	425,000	371,798
5.50%, 02/19/46 (a)	100,000	99,546
4.56%, 06/15/48 (a)	250,000	218,575
3.38%, 02/21/50 (a)	375,000	273,225
4.66%, 06/15/51 (a)	625,000	546,650
3.00%, 01/15/52 (a)	150,000	100,202
4.20%, 02/22/52 (a)	200,000	162,174
4.88%, 03/01/53 (a)	200,000	178,774
5.65%, 03/02/53 (a)	800,000	799,104
2.77%, 09/01/53 (a)	219,000	133,877
5.65%, 02/19/56 (a)	150,000	149,797
4.40%, 02/22/62 (a)	200,000	160,274
5.75%, 03/02/63 (a)	500,000	495,885
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/36 (a)	955,000	957,454
4.90%, 02/01/46 (a)	1,600,000	1,505,728
Anheuser-Busch InBev Finance, Inc.
4.70%, 02/01/36 (a)	150,000	150,618
4.00%, 01/17/43	100,000	86,026
4.63%, 02/01/44	150,000	138,375
4.90%, 02/01/46 (a)	200,000	187,554
Anheuser-Busch InBev Worldwide, Inc.
4.75%, 01/23/29 (a)	500,000	511,940
3.50%, 06/01/30 (a)	300,000	295,722
4.90%, 01/23/31 (a)	100,000	104,209
5.00%, 06/15/34 (a)	200,000	208,292
5.88%, 06/15/35	75,000	82,616
4.38%, 04/15/38 (a)	150,000	144,408
8.20%, 01/15/39	250,000	326,187
5.45%, 01/23/39 (a)	350,000	367,367
8.00%, 11/15/39	100,000	129,752
4.95%, 01/15/42	300,000	291,522
3.75%, 07/15/42	100,000	84,135
4.60%, 04/15/48 (a)	150,000	134,972
4.44%, 10/06/48 (a)	300,000	263,355
5.55%, 01/23/49 (a)	775,000	780,355
4.50%, 06/01/50 (a)	200,000	185,528
4.75%, 04/15/58 (a)	150,000	134,142
5.80%, 01/23/59 (a)	350,000	363,461
Archer-Daniels-Midland Co.
3.25%, 03/27/30 (a)	200,000	194,780
2.90%, 03/01/32 (a)	250,000	232,685
4.50%, 08/15/33 (a)	100,000	101,254
5.38%, 09/15/35	100,000	106,613
4.54%, 03/26/42	100,000	92,795
4.02%, 04/16/43	75,000	64,642
3.75%, 09/15/47 (a)	50,000	40,053
4.50%, 03/15/49 (a)	100,000	88,060
2.70%, 09/15/51 (a)	100,000	62,757
Ascension Health
4.08%, 11/15/28 (a)	90,000	90,662
2.53%, 11/15/29 (a)	150,000	143,238
4.29%, 11/15/30 (a)	150,000	151,627
4.92%, 11/15/35 (a)	150,000	153,564
3.11%, 11/15/39 (a)	100,000	81,750
3.95%, 11/15/46	200,000	167,008
4.85%, 11/15/53	100,000	92,890
Astrazeneca Finance LLC
4.88%, 03/03/28 (a)	200,000	204,466
1.75%, 05/28/28 (a)	250,000	239,445
4.85%, 02/26/29 (a)	200,000	206,036
4.90%, 03/03/30 (a)	150,000	155,463
4.90%, 02/26/31 (a)	200,000	208,024
2.25%, 05/28/31 (a)	150,000	137,516
4.88%, 03/03/33 (a)	200,000	208,090
5.00%, 02/26/34 (a)	300,000	312,333
See financial notes

Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
AstraZeneca PLC
3.13%, 06/12/27 (a)	100,000	99,428
4.00%, 01/17/29 (a)	150,000	151,039
1.38%, 08/06/30 (a)	250,000	224,332
6.45%, 09/15/37	530,000	607,910
4.00%, 09/18/42	175,000	152,897
4.38%, 11/16/45	180,000	161,073
4.38%, 08/17/48 (a)	150,000	132,986
2.13%, 08/06/50 (a)	50,000	28,604
3.00%, 05/28/51 (a)	200,000	137,596
Banner Health
2.34%, 01/01/30 (a)	100,000	94,357
1.90%, 01/01/31 (a)	100,000	90,769
2.91%, 01/01/42 (a)	50,000	38,093
3.18%, 01/01/50 (a)	100,000	70,456
2.91%, 01/01/51 (a)	50,000	33,703
Baptist Health South Florida Obligated Group
3.12%, 11/15/71 (a)	50,000	30,259
Baptist Healthcare System Obligated Group
Series 20B 3.54%, 08/15/50 (a)	150,000	112,157
BAT Capital Corp.
4.70%, 04/02/27 (a)	150,000	151,047
3.56%, 08/15/27 (a)	400,000	397,988
2.26%, 03/25/28 (a)	275,000	266,057
3.46%, 09/06/29 (a)	100,000	98,158
4.91%, 04/02/30 (a)	175,000	179,818
6.34%, 08/02/30 (a)	200,000	217,478
5.83%, 02/20/31 (a)	150,000	160,429
2.73%, 03/25/31 (a)	250,000	232,957
4.74%, 03/16/32 (a)	175,000	178,209
5.35%, 08/15/32 (a)	175,000	183,808
7.75%, 10/19/32 (a)	100,000	117,929
4.63%, 03/22/33 (a)	130,000	130,566
6.42%, 08/02/33 (a)	250,000	277,990
6.00%, 02/20/34 (a)	175,000	189,857
5.63%, 08/15/35 (a)	175,000	184,611
4.39%, 08/15/37 (a)	450,000	421,105
3.73%, 09/25/40 (a)	75,000	62,308
7.08%, 08/02/43 (a)	150,000	170,671
4.54%, 08/15/47 (a)	625,000	528,094
4.76%, 09/06/49 (a)	175,000	150,505
5.28%, 04/02/50 (a)	100,000	92,017
3.98%, 09/25/50 (a)	75,000	56,528
5.65%, 03/16/52 (a)	125,000	120,216
7.08%, 08/02/53 (a)	200,000	229,324
6.25%, 08/15/55 (a)	75,000	78,133
BAT International Finance PLC
4.45%, 03/16/28 (a)	200,000	201,918
5.93%, 02/02/29 (a)	200,000	210,580
Baxalta, Inc.
5.25%, 06/23/45 (a)	99,000	96,512
Baxter International, Inc.
2.27%, 12/01/28 (a)	250,000	236,467
4.45%, 02/15/29 (a)	50,000	50,246
3.95%, 04/01/30 (a)	100,000	97,848
4.90%, 12/15/30 (a)	130,000	130,849
1.73%, 04/01/31 (a)	150,000	129,395
2.54%, 02/01/32 (a)	325,000	284,047
5.65%, 12/15/35 (a)	180,000	183,137
3.50%, 08/15/46 (a)	85,000	60,248
3.13%, 12/01/51 (a)	125,000	77,980
BayCare Health System, Inc.
Series 2020 3.83%, 11/15/50 (a)	100,000	79,493
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Baylor Scott & White Holdings
1.78%, 11/15/30 (a)	100,000	90,828
4.19%, 11/15/45 (a)	100,000	87,437
2.84%, 11/15/50 (a)	200,000	132,014
Becton Dickinson & Co.
3.70%, 06/06/27 (a)	298,000	297,073
4.69%, 02/13/28 (a)	150,000	151,978
4.87%, 02/08/29 (a)	100,000	102,461
2.82%, 05/20/30 (a)	150,000	142,725
1.96%, 02/11/31 (a)	200,000	179,908
4.30%, 08/22/32 (a)	100,000	100,111
5.11%, 02/08/34 (a)	100,000	103,012
4.69%, 12/15/44 (a)	150,000	137,990
3.79%, 05/20/50 (a)	150,000	115,839
Beth Israel Lahey Health, Inc.
3.08%, 07/01/51 (a)	50,000	33,756
Biogen, Inc.
2.25%, 05/01/30 (a)	300,000	278,436
5.05%, 01/15/31 (a)	100,000	103,781
5.75%, 05/15/35 (a)	100,000	106,664
5.20%, 09/15/45 (a)	200,000	187,636
3.15%, 05/01/50 (a)	300,000	197,820
3.25%, 02/15/51 (a)	167,000	111,053
6.45%, 05/15/55 (a)	100,000	107,121
Bio-Rad Laboratories, Inc.
3.30%, 03/15/27 (a)	100,000	99,264
3.70%, 03/15/32 (a)	150,000	142,949
Bon Secours Mercy Health, Inc.
3.46%, 06/01/30 (a)	100,000	98,426
Boston Scientific Corp.
2.65%, 06/01/30 (a)	150,000	141,969
6.25%, 11/15/35 (g)	100,000	113,466
4.55%, 03/01/39 (a)	75,000	73,037
7.38%, 01/15/40	75,000	92,112
4.70%, 03/01/49 (a)	150,000	138,296
Bristol-Myers Squibb Co.
1.13%, 11/13/27 (a)	150,000	143,961
3.45%, 11/15/27 (a)	100,000	99,807
4.90%, 02/22/29 (a)	300,000	309,903
3.40%, 07/26/29 (a)	250,000	246,435
1.45%, 11/13/30 (a)	250,000	223,430
5.75%, 02/01/31 (a)	150,000	161,166
5.10%, 02/22/31 (a)	225,000	235,307
2.95%, 03/15/32 (a)	350,000	327,362
5.90%, 11/15/33 (a)	200,000	219,678
5.20%, 02/22/34 (a)	500,000	523,335
4.13%, 06/15/39 (a)	375,000	345,022
2.35%, 11/13/40 (a)	150,000	108,474
3.55%, 03/15/42 (a)	250,000	205,377
3.25%, 08/01/42	100,000	78,578
5.50%, 02/22/44 (a)	100,000	102,191
4.50%, 03/01/44 (a)	75,000	67,741
4.63%, 05/15/44 (a)	150,000	137,211
5.00%, 08/15/45 (a)	150,000	143,192
4.35%, 11/15/47 (a)	250,000	214,272
4.55%, 02/20/48 (a)	250,000	219,135
4.25%, 10/26/49 (a)	700,000	582,554
2.55%, 11/13/50 (a)	275,000	166,350
3.70%, 03/15/52 (a)	350,000	261,593
6.25%, 11/15/53 (a)	75,000	82,868
5.55%, 02/22/54 (a)	500,000	496,415
3.90%, 03/15/62 (a)	200,000	147,452
6.40%, 11/15/63 (a)	75,000	83,620
5.65%, 02/22/64 (a)	75,000	75,364
See financial notes
Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Brown-Forman Corp.
4.75%, 04/15/33 (a)	150,000	153,901
4.00%, 04/15/38 (a)	150,000	138,032
Brunswick Corp.
5.85%, 03/18/29 (a)	100,000	104,016
2.40%, 08/18/31 (a)	150,000	133,361
Bunge Ltd. Finance Corp.
4.90%, 04/21/27 (a)	130,000	131,409
3.75%, 09/25/27 (a)	50,000	49,905
4.10%, 01/07/28 (a)	75,000	75,388
4.20%, 09/17/29 (a)	150,000	151,000
4.55%, 08/04/30 (a)	90,000	91,485
3.20%, 04/21/31 (a)	170,000	161,833
2.75%, 05/14/31 (a)	150,000	139,632
4.65%, 09/17/34 (a)	150,000	149,424
5.15%, 08/04/35 (a)	115,000	118,072
Campbell's Co.
5.20%, 03/19/27	100,000	101,322
4.15%, 03/15/28 (a)	150,000	150,457
5.20%, 03/21/29 (a)	100,000	102,873
2.38%, 04/24/30 (a)	75,000	69,478
4.55%, 03/21/31 (a)	100,000	100,140
5.40%, 03/21/34 (a)	175,000	178,964
4.75%, 03/23/35 (a)	150,000	145,687
4.80%, 03/15/48 (a)	100,000	86,720
3.13%, 04/24/50 (a)	130,000	85,717
5.25%, 10/13/54 (a)	75,000	68,261
Cardinal Health, Inc.
3.41%, 06/15/27 (a)	250,000	248,490
5.13%, 02/15/29 (a)	125,000	128,954
5.00%, 11/15/29 (a)	125,000	128,885
4.50%, 09/15/30 (a)	80,000	81,147
5.45%, 02/15/34 (a)	100,000	105,203
5.35%, 11/15/34 (a)	150,000	156,067
5.15%, 09/15/35 (a)	120,000	122,915
4.60%, 03/15/43	75,000	67,517
4.50%, 11/15/44 (a)	25,000	21,850
4.90%, 09/15/45 (a)	80,000	73,501
4.37%, 06/15/47 (a)	100,000	84,631
5.75%, 11/15/54 (a)	150,000	151,575
Catholic Health Services of Long Island Obligated Group
3.37%, 07/01/50 (a)	50,000	35,345
Cedars-Sinai Health System
2.29%, 08/15/31 (a)	75,000	68,782
Cencora, Inc.
3.45%, 12/15/27 (a)	100,000	99,288
4.63%, 12/15/27 (a)	75,000	75,965
3.95%, 02/13/29 (a)	100,000	100,069
4.85%, 12/15/29 (a)	100,000	102,906
2.80%, 05/15/30 (a)	100,000	95,041
4.25%, 11/15/30 (a)	100,000	100,400
2.70%, 03/15/31 (a)	200,000	186,488
4.60%, 02/13/33 (a)	100,000	100,749
5.13%, 02/15/34 (a)	100,000	103,775
5.15%, 02/15/35 (a)	100,000	103,443
4.90%, 02/13/36 (a)	400,000	402,844
4.25%, 03/01/45 (a)	100,000	86,551
4.30%, 12/15/47 (a)	100,000	86,169
5.65%, 02/13/56 (a)	100,000	100,580
Children's Health System of Texas
2.51%, 08/15/50 (a)	150,000	92,654
Children's Hospital
2.93%, 07/15/50 (a)	60,000	40,365
Children's Hospital Corp.
4.12%, 01/01/47 (a)	100,000	86,742
2.59%, 02/01/50 (a)	80,000	50,767
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Children's Hospital Medical Center
4.27%, 05/15/44	100,000	89,881
Children's Hospital of Philadelphia
2.70%, 07/01/50 (a)	100,000	64,715
Church & Dwight Co., Inc.
3.15%, 08/01/27 (a)	100,000	99,141
2.30%, 12/15/31 (a)	75,000	68,186
5.60%, 11/15/32 (a)	100,000	107,771
3.95%, 08/01/47 (a)	100,000	82,060
5.00%, 06/15/52 (a)	100,000	93,611
Cigna Group
3.40%, 03/01/27 (a)	242,000	240,962
3.05%, 10/15/27 (a)	145,000	143,406
4.38%, 10/15/28 (a)	735,000	742,409
5.00%, 05/15/29 (a)	200,000	206,072
2.40%, 03/15/30 (a)	250,000	235,005
4.50%, 09/15/30 (a)	180,000	182,529
2.38%, 03/15/31 (a)	250,000	229,382
5.13%, 05/15/31 (a)	100,000	104,107
4.88%, 09/15/32 (a)	220,000	225,053
5.40%, 03/15/33 (a)	150,000	157,782
5.25%, 02/15/34 (a)	225,000	233,345
5.25%, 01/15/36 (a)	270,000	277,452
4.80%, 08/15/38 (a)	405,000	392,506
3.20%, 03/15/40 (a)	150,000	119,910
6.13%, 11/15/41	100,000	107,226
4.80%, 07/15/46 (a)	270,000	242,509
3.88%, 10/15/47 (a)	195,000	151,821
4.90%, 12/15/48 (a)	550,000	495,049
3.40%, 03/15/50 (a)	200,000	141,912
3.40%, 03/15/51 (a)	250,000	176,260
5.60%, 02/15/54 (a)	325,000	318,480
6.00%, 01/15/56 (a)	140,000	145,417
City of Hope
5.62%, 11/15/43	100,000	101,720
Cleveland Clinic Foundation
4.86%, 01/01/14	75,000	65,962
Clorox Co.
3.10%, 10/01/27 (a)	150,000	148,357
3.90%, 05/15/28 (a)	100,000	100,096
4.60%, 05/01/32 (a)	200,000	203,148
Coca-Cola Co.
3.38%, 03/25/27	200,000	199,728
2.90%, 05/25/27	100,000	99,197
1.45%, 06/01/27	300,000	292,281
1.50%, 03/05/28	100,000	96,125
1.00%, 03/15/28	250,000	237,780
2.13%, 09/06/29	150,000	142,502
3.45%, 03/25/30	200,000	197,776
1.65%, 06/01/30	450,000	412,438
2.00%, 03/05/31	125,000	114,606
1.38%, 03/15/31	250,000	221,917
2.25%, 01/05/32	350,000	319,343
5.00%, 05/13/34 (a)	175,000	184,404
4.65%, 08/14/34 (a)	150,000	155,115
2.50%, 06/01/40	200,000	151,998
2.88%, 05/05/41	150,000	117,572
4.20%, 03/25/50	100,000	86,147
2.60%, 06/01/50	275,000	175,103
3.00%, 03/05/51	300,000	204,567
2.50%, 03/15/51	250,000	154,142
5.30%, 05/13/54 (a)	200,000	199,126
5.20%, 01/14/55 (a)	275,000	269,778
2.75%, 06/01/60	200,000	120,016
5.40%, 05/13/64 (a)	300,000	297,249
See financial notes

Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Coca-Cola Consolidated, Inc.
5.25%, 06/01/29 (a)	100,000	103,799
5.45%, 06/01/34 (a)	100,000	106,191
Coca-Cola Femsa SAB de CV
1.85%, 09/01/32 (a)	100,000	86,052
5.10%, 05/06/35 (a)	150,000	154,671
5.25%, 11/26/43	150,000	151,947
Colgate-Palmolive Co.
3.10%, 08/15/27 (a)	200,000	198,752
4.60%, 03/01/28 (a)	75,000	76,358
4.20%, 05/01/30 (a)	100,000	101,581
4.60%, 03/01/33 (a)	150,000	154,998
4.00%, 08/15/45	100,000	87,830
3.70%, 08/01/47 (a)	100,000	80,899
CommonSpirit Health
6.07%, 11/01/27 (a)	100,000	103,111
3.35%, 10/01/29 (a)	150,000	146,194
4.35%, 09/01/30 (a)	100,000	100,537
2.78%, 10/01/30 (a)	150,000	141,174
5.21%, 12/01/31 (a)	150,000	156,414
5.32%, 12/01/34 (a)	125,000	129,228
4.83%, 09/01/35 (a)	75,000	75,181
4.98%, 09/01/35 (a)	100,000	100,828
4.35%, 11/01/42	150,000	133,968
5.58%, 09/01/45 (a)	75,000	75,558
3.82%, 10/01/49 (a)	150,000	116,366
4.19%, 10/01/49 (a)	150,000	122,312
3.91%, 10/01/50 (a)	100,000	77,155
6.46%, 11/01/52 (a)	50,000	55,248
5.55%, 12/01/54 (a)	100,000	98,461
5.66%, 09/01/55 (a)	175,000	175,415
Community Health Network, Inc.
3.10%, 05/01/50 (a)	85,000	56,443
Conagra Brands, Inc.
1.38%, 11/01/27 (a)	250,000	239,335
7.00%, 10/01/28	100,000	106,986
4.85%, 11/01/28 (a)	250,000	253,560
5.00%, 08/01/30 (a)	90,000	91,840
8.25%, 09/15/30	100,000	115,076
5.75%, 08/01/35 (a)	90,000	92,905
5.30%, 11/01/38 (a)	175,000	168,681
5.40%, 11/01/48 (a)	200,000	179,402
Constellation Brands, Inc.
3.50%, 05/09/27 (a)	100,000	99,519
4.35%, 05/09/27 (a)	100,000	100,476
3.60%, 02/15/28 (a)	150,000	149,100
4.65%, 11/15/28 (a)	100,000	101,580
4.80%, 01/15/29 (a)	100,000	102,119
3.15%, 08/01/29 (a)	150,000	145,840
2.88%, 05/01/30 (a)	100,000	95,082
4.80%, 05/01/30 (a)	100,000	102,556
2.25%, 08/01/31 (a)	150,000	134,960
4.75%, 05/09/32 (a)	150,000	152,575
4.90%, 05/01/33 (a)	150,000	152,836
4.95%, 11/01/35 (a)	75,000	75,129
4.50%, 05/09/47 (a)	75,000	64,604
4.10%, 02/15/48 (a)	100,000	80,683
5.25%, 11/15/48 (a)	75,000	70,883
3.75%, 05/01/50 (a)	125,000	94,298
Corewell Health Obligated Group
3.49%, 07/15/49 (a)	50,000	37,584
Cottage Health Obligated Group
3.30%, 11/01/49 (a)	100,000	72,396
CVS Health Corp.
3.63%, 04/01/27 (a)	150,000	149,523
6.25%, 06/01/27	75,000	77,107
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.30%, 08/21/27 (a)	400,000	385,176
4.30%, 03/25/28 (a)	945,000	950,585
5.00%, 01/30/29 (a)	200,000	205,246
5.40%, 06/01/29 (a)	200,000	207,954
3.25%, 08/15/29 (a)	300,000	291,780
5.13%, 02/21/30 (a)	250,000	257,947
3.75%, 04/01/30 (a)	300,000	295,317
1.75%, 08/21/30 (a)	250,000	224,800
5.25%, 01/30/31 (a)	150,000	156,297
1.88%, 02/28/31 (a)	250,000	222,852
5.55%, 06/01/31 (a)	150,000	158,239
2.13%, 09/15/31 (a)	200,000	177,554
5.00%, 09/15/32 (a)	200,000	205,258
5.25%, 02/21/33 (a)	300,000	311,475
5.30%, 06/01/33 (a)	200,000	207,398
5.70%, 06/01/34 (a)	200,000	211,190
4.88%, 07/20/35 (a)	100,000	99,404
5.45%, 09/15/35 (a)	300,000	309,687
4.78%, 03/25/38 (a)	950,000	907,924
6.13%, 09/15/39	75,000	79,679
4.13%, 04/01/40 (a)	100,000	87,050
2.70%, 08/21/40 (a)	75,000	54,941
5.30%, 12/05/43 (a)	100,000	94,474
6.00%, 06/01/44 (a)	150,000	152,530
5.13%, 07/20/45 (a)	675,000	617,652
5.05%, 03/25/48 (a)	1,500,000	1,338,225
4.25%, 04/01/50 (a)	100,000	79,142
5.63%, 02/21/53 (a)	250,000	238,145
5.88%, 06/01/53 (a)	250,000	245,285
6.05%, 06/01/54 (a)	175,000	175,968
6.20%, 09/15/55 (a)	200,000	205,302
6.00%, 06/01/63 (a)	175,000	171,458
6.25%, 09/15/65 (a)	100,000	101,505
Danaher Corp.
4.38%, 09/15/45 (a)	100,000	88,584
2.60%, 10/01/50 (a)	200,000	123,926
2.80%, 12/10/51 (a)	150,000	96,197
Dartmouth-Hitchcock Health
4.18%, 08/01/48 (a)	50,000	40,752
Dentsply Sirona, Inc.
3.25%, 06/01/30 (a)	150,000	140,820
DH Europe Finance II SARL
2.60%, 11/15/29 (a)	200,000	190,802
3.25%, 11/15/39 (a)	150,000	124,263
3.40%, 11/15/49 (a)	150,000	109,301
Diageo Capital PLC
5.30%, 10/24/27 (a)	200,000	204,750
2.38%, 10/24/29 (a)	200,000	189,520
2.00%, 04/29/30 (a)	250,000	230,522
2.13%, 04/29/32 (a)	200,000	176,338
5.50%, 01/24/33 (a)	200,000	212,216
5.63%, 10/05/33 (a)	200,000	214,524
Diageo Investment Corp.
5.13%, 08/15/30 (a)	200,000	208,234
5.63%, 04/15/35 (a)	200,000	213,116
4.25%, 05/11/42	150,000	133,266
Dignity Health
4.50%, 11/01/42	50,000	44,979
5.27%, 11/01/64	50,000	46,734
Duke University Health System, Inc.
3.92%, 06/01/47 (a)	150,000	124,400
Edwards Lifesciences Corp.
4.30%, 06/15/28 (a)	100,000	100,643
Eli Lilly & Co.
5.50%, 03/15/27	100,000	101,960
3.10%, 05/15/27 (a)	100,000	99,420
See financial notes
Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.15%, 08/14/27 (a)	100,000	100,752
4.55%, 02/12/28 (a)	200,000	203,388
4.00%, 10/15/28 (a)	100,000	100,904
4.50%, 02/09/29 (a)	200,000	204,548
3.38%, 03/15/29 (a)	200,000	198,124
4.20%, 08/14/29 (a)	200,000	202,748
4.75%, 02/12/30 (a)	250,000	258,407
4.25%, 03/15/31 (a)	220,000	223,155
4.90%, 02/12/32 (a)	200,000	208,276
4.55%, 10/15/32 (a)	150,000	153,117
4.70%, 02/27/33 (a)	200,000	206,008
4.70%, 02/09/34 (a)	250,000	256,380
4.60%, 08/14/34 (a)	200,000	203,124
5.10%, 02/12/35 (a)	250,000	260,840
4.90%, 10/15/35 (a)	220,000	225,432
5.55%, 03/15/37	75,000	81,408
3.70%, 03/01/45 (a)	100,000	81,449
3.95%, 05/15/47 (a)	50,000	41,501
3.95%, 03/15/49 (a)	200,000	163,736
2.25%, 05/15/50 (a)	200,000	117,250
4.88%, 02/27/53 (a)	200,000	184,312
5.00%, 02/09/54 (a)	300,000	282,222
5.05%, 08/14/54 (a)	200,000	189,132
5.50%, 02/12/55 (a)	250,000	252,030
5.55%, 10/15/55 (a)	250,000	254,195
4.15%, 03/15/59 (a)	75,000	60,594
2.50%, 09/15/60 (a)	175,000	96,884
4.95%, 02/27/63 (a)	200,000	182,180
5.10%, 02/09/64 (a)	275,000	255,931
5.20%, 08/14/64 (a)	150,000	141,764
5.60%, 02/12/65 (a)	150,000	151,420
5.65%, 10/15/65 (a)	150,000	151,911
Estee Lauder Cos., Inc.
3.15%, 03/15/27 (a)	100,000	99,382
4.38%, 05/15/28 (a)	100,000	101,160
2.38%, 12/01/29 (a)	100,000	94,405
2.60%, 04/15/30 (a)	150,000	142,227
1.95%, 03/15/31 (a)	150,000	135,477
4.65%, 05/15/33 (a)	100,000	101,525
5.00%, 02/14/34 (a)	150,000	155,077
6.00%, 05/15/37	90,000	99,471
4.15%, 03/15/47 (a)	100,000	82,099
3.13%, 12/01/49 (a)	150,000	102,507
5.15%, 05/15/53 (a)	100,000	93,806
Flowers Foods, Inc.
2.40%, 03/15/31 (a)	100,000	87,998
5.75%, 03/15/35 (a)	95,000	94,109
6.20%, 03/15/55 (a)	75,000	64,858
Fomento Economico Mexicano SAB de CV
3.50%, 01/16/50 (a)	300,000	228,453
Franciscan Missionaries of Our Lady Health System, Inc.
3.91%, 07/01/49 (a)	50,000	39,388
Fred Hutchinson Cancer Center
4.97%, 01/01/52 (a)	50,000	46,953
GE HealthCare Technologies, Inc.
5.65%, 11/15/27 (a)	300,000	308,352
4.15%, 12/15/28 (a)	100,000	100,496
4.80%, 08/14/29 (a)	200,000	205,048
5.86%, 03/15/30 (a)	300,000	318,816
4.80%, 01/15/31 (a)	120,000	122,964
5.91%, 11/22/32 (a)	300,000	324,807
5.50%, 06/15/35 (a)	160,000	167,630
4.95%, 12/15/35 (a)	100,000	100,691
6.38%, 11/22/52 (a)	200,000	220,002
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
General Mills, Inc.
4.20%, 04/17/28 (a)	250,000	250,970
5.50%, 10/17/28 (a)	100,000	103,739
4.88%, 01/30/30 (a)	150,000	153,957
2.88%, 04/15/30 (a)	150,000	142,634
2.25%, 10/14/31 (a)	100,000	89,773
4.95%, 03/29/33 (a)	200,000	204,602
5.25%, 01/30/35 (a)	125,000	128,439
5.40%, 06/15/40	75,000	76,634
4.15%, 02/15/43 (a)	75,000	63,685
4.70%, 04/17/48 (a)	75,000	66,899
3.00%, 02/01/51 (a)	150,000	98,391
Gilead Sciences, Inc.
2.95%, 03/01/27 (a)	200,000	198,568
1.20%, 10/01/27 (a)	150,000	144,324
4.80%, 11/15/29 (a)	150,000	154,621
1.65%, 10/01/30 (a)	200,000	180,894
5.25%, 10/15/33 (a)	200,000	211,150
5.10%, 06/15/35 (a)	200,000	207,056
4.60%, 09/01/35 (a)	200,000	199,918
4.00%, 09/01/36 (a)	150,000	141,609
2.60%, 10/01/40 (a)	200,000	149,880
5.65%, 12/01/41 (a)	224,000	234,907
4.80%, 04/01/44 (a)	300,000	280,878
4.50%, 02/01/45 (a)	300,000	268,512
4.75%, 03/01/46 (a)	420,000	384,888
4.15%, 03/01/47 (a)	300,000	252,450
2.80%, 10/01/50 (a)	250,000	160,955
5.55%, 10/15/53 (a)	175,000	176,125
5.50%, 11/15/54 (a)	225,000	224,386
5.60%, 11/15/64 (a)	150,000	150,348
GlaxoSmithKline Capital PLC
3.38%, 06/01/29 (a)	200,000	197,338
GlaxoSmithKline Capital, Inc.
3.88%, 05/15/28	400,000	401,844
4.50%, 04/15/30 (a)	150,000	153,547
5.38%, 04/15/34	100,000	107,173
4.88%, 04/15/35 (a)	150,000	153,171
6.38%, 05/15/38	463,000	528,765
4.20%, 03/18/43	100,000	89,721
Hackensack Meridian Health, Inc.
2.68%, 09/01/41 (a)	200,000	149,238
2.88%, 09/01/50 (a)	100,000	65,854
4.50%, 07/01/57 (a)	50,000	44,123
Haleon U.S. Capital LLC
3.38%, 03/24/27 (a)	250,000	248,835
3.38%, 03/24/29 (a)	250,000	245,872
3.63%, 03/24/32 (a)	400,000	385,552
4.00%, 03/24/52 (a)	250,000	200,992
Hartford HealthCare Corp.
3.45%, 07/01/54	75,000	55,361
Hasbro, Inc.
3.50%, 09/15/27 (a)	100,000	99,344
3.90%, 11/19/29 (a)	200,000	198,320
6.05%, 05/14/34 (a)	100,000	107,452
6.35%, 03/15/40	100,000	108,221
5.10%, 05/15/44 (a)	50,000	46,162
HCA, Inc.
3.13%, 03/15/27 (a)	200,000	198,366
5.00%, 03/01/28 (a)	150,000	153,096
5.20%, 06/01/28 (a)	200,000	204,970
5.63%, 09/01/28 (a)	300,000	309,414
5.88%, 02/01/29 (a)	200,000	208,414
3.38%, 03/15/29 (a)	100,000	98,232
4.13%, 06/15/29 (a)	350,000	350,532
5.25%, 03/01/30 (a)	150,000	155,659
See financial notes

Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.50%, 09/01/30 (a)	500,000	484,530
4.30%, 11/15/30 (a)	75,000	75,137
5.45%, 04/01/31 (a)	300,000	314,139
2.38%, 07/15/31 (a)	175,000	158,109
5.50%, 03/01/32 (a)	150,000	157,405
3.63%, 03/15/32 (a)	350,000	333,529
4.60%, 11/15/32 (a)	150,000	150,229
5.50%, 06/01/33 (a)	250,000	262,100
5.60%, 04/01/34 (a)	250,000	262,640
5.45%, 09/15/34 (a)	200,000	207,808
5.75%, 03/01/35 (a)	275,000	291,241
4.90%, 11/15/35 (a)	150,000	149,403
5.13%, 06/15/39 (a)	200,000	195,190
4.38%, 03/15/42 (a)	100,000	86,846
5.50%, 06/15/47 (a)	275,000	262,625
5.25%, 06/15/49 (a)	350,000	320,432
3.50%, 07/15/51 (a)	325,000	224,383
4.63%, 03/15/52 (a)	350,000	290,475
5.90%, 06/01/53 (a)	175,000	172,454
6.00%, 04/01/54 (a)	275,000	275,566
5.95%, 09/15/54 (a)	200,000	199,160
6.20%, 03/01/55 (a)	250,000	256,777
5.70%, 11/15/55 (a)	150,000	144,576
6.10%, 04/01/64 (a)	150,000	150,054
Hershey Co.
4.55%, 02/24/28 (a)	75,000	76,273
4.25%, 05/04/28 (a)	50,000	50,535
2.45%, 11/15/29 (a)	100,000	95,163
4.75%, 02/24/30 (a)	75,000	77,435
4.95%, 02/24/32 (a)	75,000	78,419
4.50%, 05/04/33 (a)	150,000	152,848
5.10%, 02/24/35 (a)	75,000	78,737
3.13%, 11/15/49 (a)	100,000	71,226
2.65%, 06/01/50 (a)	100,000	63,949
Hoag Memorial Hospital Presbyterian
3.80%, 07/15/52 (a)	100,000	79,317
Hormel Foods Corp.
4.80%, 03/30/27 (a)	100,000	101,040
1.70%, 06/03/28 (a)	150,000	143,328
1.80%, 06/11/30 (a)	150,000	136,932
3.05%, 06/03/51 (a)	150,000	100,740
Icon Investments Six DAC
5.81%, 05/08/27 (a)	200,000	201,862
5.85%, 05/08/29 (a)	200,000	204,858
6.00%, 05/08/34 (a)	200,000	205,346
Illumina, Inc.
5.75%, 12/13/27 (a)	100,000	102,922
4.75%, 12/12/30 (a)	90,000	91,384
2.55%, 03/23/31 (a)	150,000	137,706
Indiana University Health, Inc. Obligated Group
3.97%, 11/01/48 (a)	55,000	45,670
2.85%, 11/01/51 (a)	75,000	48,998
Ingredion, Inc.
2.90%, 06/01/30 (a)	150,000	143,249
3.90%, 06/01/50 (a)	100,000	78,440
Inova Health System Foundation
4.07%, 05/15/52 (a)	75,000	61,306
Integris Baptist Medical Center, Inc.
3.88%, 08/15/50 (a)	100,000	76,456
IQVIA, Inc.
5.70%, 05/15/28 (a)	200,000	205,912
6.25%, 02/01/29 (a)	200,000	210,274
J.M. Smucker Co.
5.90%, 11/15/28 (a)	200,000	209,730
2.38%, 03/15/30 (a)	100,000	93,705
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.13%, 03/15/32 (a)	75,000	65,914
6.20%, 11/15/33 (a)	200,000	219,414
4.25%, 03/15/35	100,000	95,963
6.50%, 11/15/43 (a)	200,000	218,306
4.38%, 03/15/45	100,000	86,860
6.50%, 11/15/53 (a)	150,000	165,001
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
3.00%, 02/02/29 (a)	100,000	97,151
3.75%, 12/01/31 (a)	100,000	95,667
3.63%, 01/15/32 (a)	200,000	189,614
3.00%, 05/15/32 (a)	250,000	227,902
5.75%, 04/01/33 (a)	300,000	315,669
6.75%, 03/15/34 (a)	300,000	334,551
5.95%, 04/20/35 (a)	150,000	159,402
5.50%, 01/15/36 (a)	200,000	205,502
4.38%, 02/02/52 (a)	150,000	118,619
6.50%, 12/01/52 (a)	300,000	316,845
7.25%, 11/15/53 (a)	200,000	228,936
6.38%, 02/25/55 (a)	150,000	156,223
6.25%, 03/01/56 (a)	200,000	204,582
6.38%, 04/15/66 (a)	200,000	204,278
Johns Hopkins Health System Corp.
3.84%, 05/15/46	150,000	123,833
Johnson & Johnson
4.50%, 03/01/27	150,000	151,524
2.95%, 03/03/27 (a)	200,000	198,906
0.95%, 09/01/27 (a)	300,000	288,933
2.90%, 01/15/28 (a)	200,000	197,988
4.55%, 03/01/28 (a)	150,000	152,835
4.80%, 06/01/29 (a)	200,000	207,094
6.95%, 09/01/29	50,000	55,380
4.70%, 03/01/30 (a)	200,000	207,376
1.30%, 09/01/30 (a)	350,000	316,064
4.90%, 06/01/31 (a)	200,000	209,866
4.85%, 03/01/32 (a)	250,000	262,207
4.95%, 05/15/33	100,000	106,073
4.38%, 12/05/33 (a)	150,000	152,800
4.95%, 06/01/34 (a)	150,000	158,817
5.00%, 03/01/35 (a)	250,000	263,042
3.55%, 03/01/36 (a)	200,000	186,426
3.63%, 03/03/37 (a)	275,000	253,520
5.95%, 08/15/37	200,000	224,716
3.40%, 01/15/38 (a)	150,000	133,809
5.85%, 07/15/38	100,000	111,570
2.10%, 09/01/40 (a)	175,000	126,275
4.50%, 09/01/40	100,000	97,638
4.85%, 05/15/41	75,000	75,337
4.50%, 12/05/43 (a)	100,000	94,807
3.70%, 03/01/46 (a)	405,000	332,942
3.75%, 03/03/47 (a)	200,000	163,436
3.50%, 01/15/48 (a)	150,000	117,614
2.25%, 09/01/50 (a)	200,000	120,142
5.25%, 06/01/54 (a)	125,000	126,973
2.45%, 09/01/60 (a)	250,000	140,068
Kaiser Foundation Hospitals
3.15%, 05/01/27 (a)	100,000	99,448
2.81%, 06/01/41 (a)	250,000	190,912
4.88%, 04/01/42	150,000	146,452
4.15%, 05/01/47 (a)	300,000	257,691
3.27%, 11/01/49 (a)	150,000	109,212
3.00%, 06/01/51 (a)	250,000	169,292
Kellanova
3.40%, 11/15/27 (a)	100,000	99,449
4.30%, 05/15/28 (a)	100,000	100,947
2.10%, 06/01/30 (a)	150,000	139,097
7.45%, 04/01/31	100,000	115,268
5.25%, 03/01/33 (a)	75,000	78,793
See financial notes
Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.50%, 04/01/46	100,000	90,226
5.75%, 05/16/54 (a)	75,000	76,872
Kenvue, Inc.
5.05%, 03/22/28 (a)	150,000	153,582
5.00%, 03/22/30 (a)	150,000	155,503
4.85%, 05/22/32 (a)	200,000	206,850
4.90%, 03/22/33 (a)	225,000	232,405
5.10%, 03/22/43 (a)	150,000	147,564
5.05%, 03/22/53 (a)	250,000	233,482
5.20%, 03/22/63 (a)	150,000	139,442
Keurig Dr. Pepper, Inc.
5.10%, 03/15/27 (a)	150,000	151,621
3.43%, 06/15/27 (a)	100,000	99,280
4.35%, 05/15/28 (a)	100,000	100,597
4.60%, 05/25/28 (a)	175,000	176,780
5.05%, 03/15/29 (a)	150,000	153,787
3.95%, 04/15/29 (a)	175,000	173,980
3.20%, 05/01/30 (a)	100,000	95,790
4.60%, 05/15/30 (a)	100,000	101,021
2.25%, 03/15/31 (a)	100,000	90,309
5.20%, 03/15/31 (a)	75,000	77,554
4.05%, 04/15/32 (a)	200,000	194,720
5.30%, 03/15/34 (a)	150,000	154,431
5.15%, 05/15/35 (a)	75,000	76,065
4.50%, 11/15/45 (a)	150,000	128,373
4.42%, 12/15/46 (a)	50,000	41,646
5.09%, 05/25/48 (a)	75,000	68,397
3.80%, 05/01/50 (a)	150,000	110,831
3.35%, 03/15/51 (a)	100,000	68,074
4.50%, 04/15/52 (a)	200,000	165,502
Kimberly-Clark Corp.
1.05%, 09/15/27 (a)	50,000	48,113
3.95%, 11/01/28 (a)	100,000	100,532
3.20%, 04/25/29 (a)	100,000	98,353
3.10%, 03/26/30 (a)	100,000	96,989
2.00%, 11/02/31 (a)	150,000	135,951
4.50%, 02/16/33 (a)	100,000	102,289
6.63%, 08/01/37	150,000	174,712
5.30%, 03/01/41	100,000	104,218
3.20%, 07/30/46 (a)	100,000	73,581
3.90%, 05/04/47 (a)	100,000	81,497
2.88%, 02/07/50 (a)	150,000	103,005
Koninklijke Ahold Delhaize NV
5.70%, 10/01/40	113,000	119,816
Koninklijke Philips NV
6.88%, 03/11/38	150,000	171,343
5.00%, 03/15/42	95,000	90,463
Kraft Heinz Foods Co.
3.88%, 05/15/27 (a)	250,000	249,582
4.63%, 01/30/29 (a)	75,000	76,262
3.75%, 04/01/30 (a)	125,000	123,139
4.25%, 03/01/31 (a)	100,000	99,944
5.20%, 03/15/32 (a)	75,000	77,768
6.75%, 03/15/32	75,000	83,650
5.40%, 03/15/35 (a)	75,000	77,472
5.00%, 07/15/35 (a)	100,000	100,315
6.88%, 01/26/39	150,000	168,964
4.63%, 10/01/39 (a)	75,000	68,675
6.50%, 02/09/40	125,000	135,893
5.00%, 06/04/42	275,000	252,640
5.20%, 07/15/45 (a)	350,000	321,128
4.38%, 06/01/46 (a)	500,000	410,655
4.88%, 10/01/49 (a)	250,000	215,797
5.50%, 06/01/50 (a)	200,000	187,038
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Kroger Co.
3.70%, 08/01/27 (a)	100,000	99,828
4.50%, 01/15/29 (a)	100,000	101,724
2.20%, 05/01/30 (a)	100,000	93,143
1.70%, 01/15/31 (a)	100,000	89,089
7.50%, 04/01/31	75,000	86,165
5.00%, 09/15/34 (a)	400,000	406,540
6.90%, 04/15/38	50,000	58,418
5.40%, 07/15/40 (a)	50,000	50,859
5.00%, 04/15/42 (a)	100,000	95,714
5.15%, 08/01/43 (a)	75,000	72,623
3.88%, 10/15/46 (a)	100,000	79,262
4.45%, 02/01/47 (a)	200,000	171,190
4.65%, 01/15/48 (a)	100,000	87,856
5.40%, 01/15/49 (a)	100,000	97,041
3.95%, 01/15/50 (a)	150,000	116,534
5.50%, 09/15/54 (a)	375,000	362,179
5.65%, 09/15/64 (a)	275,000	265,958
Laboratory Corp. of America Holdings
3.60%, 09/01/27 (a)	150,000	149,452
2.95%, 12/01/29 (a)	100,000	96,212
4.35%, 04/01/30 (a)	100,000	100,858
2.70%, 06/01/31 (a)	75,000	69,455
4.55%, 04/01/32 (a)	100,000	100,879
4.80%, 10/01/34 (a)	175,000	175,411
4.70%, 02/01/45 (a)	150,000	136,745
Mass General Brigham, Inc.
3.77%, 07/01/48 (a)	100,000	80,005
4.12%, 07/01/55 (c)	100,000	84,538
3.34%, 07/01/60 (a)	100,000	68,132
Mattel, Inc.
5.00%, 11/17/30 (a)	110,000	111,650
5.45%, 11/01/41 (a)	75,000	71,156
Mayo Clinic
4.00%, 11/15/47	100,000	83,867
3.20%, 11/15/61 (a)	150,000	99,740
McCormick & Co., Inc.
3.40%, 08/15/27 (a)	150,000	149,296
4.15%, 02/15/29 (a)	100,000	100,709
2.50%, 04/15/30 (a)	100,000	93,884
1.85%, 02/15/31 (a)	100,000	89,405
4.95%, 04/15/33 (a)	100,000	102,640
4.70%, 10/15/34 (a)	75,000	74,998
4.20%, 08/15/47 (a)	50,000	41,765
McKesson Corp.
3.95%, 02/16/28 (a)	100,000	100,200
4.90%, 07/15/28 (a)	75,000	76,916
4.25%, 09/15/29 (a)	100,000	101,060
4.65%, 05/30/30 (a)	100,000	102,391
4.95%, 05/30/32 (a)	100,000	104,079
5.10%, 07/15/33 (a)	150,000	156,747
5.25%, 05/30/35 (a)	100,000	104,926
McLaren Health Care Corp.
Series A 4.39%, 05/15/48 (a)	100,000	87,035
Mead Johnson Nutrition Co.
4.60%, 06/01/44 (a)	100,000	91,184
MedStar Health, Inc.
3.63%, 08/15/49	50,000	37,451
Medtronic Global Holdings SCA
4.25%, 03/30/28 (a)	200,000	201,958
4.50%, 03/30/33 (a)	150,000	151,617
Medtronic, Inc.
4.38%, 03/15/35	400,000	396,116
4.63%, 03/15/45	325,000	301,879
See financial notes

Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Memorial Sloan-Kettering Cancer Center
5.00%, 07/01/42	100,000	98,943
4.20%, 07/01/55	190,000	160,425
Merck & Co., Inc.
1.70%, 06/10/27 (a)	300,000	293,136
3.85%, 09/15/27	125,000	125,608
4.05%, 05/17/28 (a)	100,000	100,818
1.90%, 12/10/28 (a)	200,000	190,938
3.40%, 03/07/29 (a)	350,000	346,801
3.85%, 03/15/29 (a)	125,000	125,508
4.30%, 05/17/30 (a)	150,000	152,416
1.45%, 06/24/30 (a)	250,000	226,407
4.15%, 09/15/30 (a)	125,000	126,379
4.15%, 03/15/31 (a)	175,000	176,328
2.15%, 12/10/31 (a)	350,000	316,456
4.55%, 09/15/32 (a)	175,000	179,266
4.45%, 12/04/32 (a)	175,000	177,362
4.50%, 05/17/33 (a)	300,000	305,532
6.50%, 12/01/33 (f)(g)	100,000	114,085
4.95%, 09/15/35 (a)	325,000	333,242
4.75%, 12/04/35 (a)	250,000	252,657
6.55%, 09/15/37	100,000	115,718
3.90%, 03/07/39 (a)	200,000	182,164
2.35%, 06/24/40 (a)	175,000	128,434
3.60%, 09/15/42 (a)	100,000	82,613
4.15%, 05/18/43	200,000	175,644
4.90%, 05/17/44 (a)	150,000	143,091
3.70%, 02/10/45 (a)	400,000	323,504
5.50%, 03/15/46 (a)	125,000	126,598
4.00%, 03/07/49 (a)	300,000	244,494
2.45%, 06/24/50 (a)	250,000	150,357
2.75%, 12/10/51 (a)	350,000	220,227
5.00%, 05/17/53 (a)	350,000	326,035
5.70%, 09/15/55 (a)	230,000	235,180
5.55%, 12/04/55 (a)	300,000	300,903
2.90%, 12/10/61 (a)	250,000	148,625
5.15%, 05/17/63 (a)	200,000	186,380
5.70%, 12/04/65 (a)	175,000	175,908
Merck Sharp & Dohme Corp.
5.95%, 12/01/28	75,000	79,360
5.75%, 11/15/36	60,000	66,154
Methodist Hospital
2.71%, 12/01/50 (a)	150,000	95,646
Molson Coors Beverage Co.
5.00%, 05/01/42	200,000	187,466
4.20%, 07/15/46 (a)	330,000	268,491
Mondelez International, Inc.
2.63%, 03/17/27 (a)	150,000	148,168
4.25%, 05/06/28 (a)	100,000	100,738
4.13%, 05/07/28 (a)	100,000	100,362
4.75%, 02/20/29 (a)	100,000	102,357
2.75%, 04/13/30 (a)	150,000	142,364
4.50%, 05/06/30 (a)	100,000	101,550
1.50%, 02/04/31 (a)	75,000	66,101
3.00%, 03/17/32 (a)	150,000	139,211
1.88%, 10/15/32 (a)	75,000	65,200
4.75%, 08/28/34 (a)	100,000	100,795
5.13%, 05/06/35 (a)	100,000	103,384
2.63%, 09/04/50 (a)	150,000	91,739
Montefiore Obligated Group
5.25%, 11/01/48	75,000	64,219
4.29%, 09/01/50	100,000	74,019
Mount Nittany Medical Center Obligated Group
3.80%, 11/15/52	50,000	38,476
Mount Sinai Hospital
3.74%, 07/01/49 (a)	100,000	69,915
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Mylan, Inc.
4.55%, 04/15/28 (a)	150,000	150,739
5.40%, 11/29/43 (a)	100,000	88,203
5.20%, 04/15/48 (a)	100,000	82,905
MyMichigan Health
3.41%, 06/01/50 (a)	75,000	54,683
Nationwide Children's Hospital, Inc.
4.56%, 11/01/52 (a)	75,000	67,398
New York & Presbyterian Hospital
2.26%, 08/01/40 (a)	100,000	72,316
4.02%, 08/01/45	150,000	128,309
2.61%, 08/01/60 (a)	50,000	29,092
3.95%, 08/01/19 (a)	100,000	71,688
Northwell Healthcare, Inc.
3.98%, 11/01/46 (a)	45,000	36,912
4.26%, 11/01/47 (a)	150,000	127,082
3.81%, 11/01/49 (a)	100,000	77,299
Northwestern Memorial Healthcare Obligated Group
2.63%, 07/15/51 (a)	75,000	47,693
Novant Health, Inc.
2.64%, 11/01/36 (a)	100,000	82,407
3.17%, 11/01/51 (a)	100,000	68,575
3.32%, 11/01/61 (a)	75,000	49,851
Novartis Capital Corp.
3.10%, 05/17/27 (a)	200,000	198,900
3.90%, 11/05/28 (a)	130,000	130,616
3.80%, 09/18/29 (a)	175,000	175,136
2.20%, 08/14/30 (a)	350,000	326,511
4.10%, 11/05/30 (a)	320,000	322,045
4.00%, 09/18/31 (a)	150,000	150,589
4.30%, 11/05/32 (a)	170,000	171,380
4.20%, 09/18/34 (a)	200,000	198,434
4.60%, 11/05/35 (a)	170,000	170,954
3.70%, 09/21/42	100,000	84,410
4.40%, 05/06/44	350,000	318,500
5.20%, 11/05/45 (a)	60,000	59,517
4.00%, 11/20/45 (a)	225,000	192,391
2.75%, 08/14/50 (a)	200,000	131,374
4.70%, 09/18/54 (a)	125,000	113,278
5.30%, 11/05/55 (a)	100,000	99,077
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery
Series 2020 2.67%, 10/01/50 (a)	50,000	31,811
NYU Langone Hospitals
4.78%, 07/01/44	50,000	47,354
4.37%, 07/01/47 (a)	100,000	88,894
3.38%, 07/01/55 (a)(c)	150,000	106,994
Ochsner LSU Health System of North Louisiana
2.51%, 05/15/31 (a)	50,000	43,729
OhioHealth Corp.
2.30%, 11/15/31 (a)	150,000	136,992
2.83%, 11/15/41 (a)	75,000	57,400
Orlando Health Obligated Group
5.48%, 10/01/35 (a)	100,000	106,447
4.09%, 10/01/48 (a)	50,000	42,366
3.33%, 10/01/50 (a)	50,000	37,099
PeaceHealth Obligated Group
4.34%, 11/15/28 (a)	75,000	75,632
4.86%, 11/15/32 (a)	75,000	76,668
4.79%, 11/15/48 (a)	75,000	67,802
3.22%, 11/15/50 (a)	100,000	68,410
Pepsico Singapore Financing I Pte. Ltd.
4.70%, 02/16/34 (a)	100,000	101,802
See financial notes
Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
PepsiCo, Inc.
2.63%, 03/19/27 (a)	150,000	148,366
3.00%, 10/15/27 (a)	250,000	247,985
4.45%, 02/07/28 (a)	150,000	152,332
3.60%, 02/18/28 (a)	150,000	150,048
4.45%, 05/15/28 (a)	125,000	127,066
4.10%, 01/15/29 (a)	130,000	131,400
7.00%, 03/01/29	150,000	163,930
4.50%, 07/17/29 (a)	150,000	153,555
2.63%, 07/29/29 (a)	250,000	241,087
4.60%, 02/07/30 (a)	200,000	205,692
2.75%, 03/19/30 (a)	300,000	287,760
1.63%, 05/01/30 (a)	200,000	183,014
4.30%, 07/23/30 (a)	120,000	122,434
1.40%, 02/25/31 (a)	200,000	177,882
1.95%, 10/21/31 (a)	250,000	224,755
3.90%, 07/18/32 (a)	200,000	198,508
4.65%, 07/23/32 (a)	150,000	154,648
4.45%, 02/15/33 (a)	150,000	154,012
4.80%, 07/17/34 (a)	100,000	103,545
5.00%, 02/07/35 (a)	225,000	233,167
5.00%, 07/23/35 (a)	220,000	228,030
5.50%, 01/15/40	150,000	160,017
3.50%, 03/19/40 (a)	50,000	43,190
4.88%, 11/01/40	75,000	75,089
2.63%, 10/21/41 (a)	150,000	111,728
4.00%, 03/05/42	100,000	87,967
3.60%, 08/13/42	75,000	62,348
4.25%, 10/22/44 (a)	50,000	44,341
4.45%, 04/14/46 (a)	200,000	181,560
3.45%, 10/06/46 (a)	150,000	116,886
4.00%, 05/02/47 (a)	100,000	84,047
3.38%, 07/29/49 (a)	75,000	55,551
2.88%, 10/15/49 (a)	150,000	101,475
3.63%, 03/19/50 (a)	200,000	154,576
2.75%, 10/21/51 (a)	150,000	96,746
4.20%, 07/18/52 (a)	100,000	84,226
4.65%, 02/15/53 (a)	100,000	90,285
5.25%, 07/17/54 (a)	100,000	99,576
3.88%, 03/19/60 (a)	100,000	77,672
Pfizer Investment Enterprises Pte. Ltd.
4.45%, 05/19/28 (a)	775,000	786,268
4.65%, 05/19/30 (a)	550,000	563,860
4.75%, 05/19/33 (a)	900,000	918,954
5.11%, 05/19/43 (a)	779,000	757,609
5.30%, 05/19/53 (a)	1,125,000	1,078,054
5.34%, 05/19/63 (a)	800,000	751,608
Pfizer, Inc.
3.88%, 11/15/27	180,000	180,877
3.60%, 09/15/28 (a)	200,000	199,972
3.45%, 03/15/29 (a)	300,000	297,906
2.63%, 04/01/30 (a)	200,000	190,332
1.70%, 05/28/30 (a)	200,000	183,066
4.20%, 11/15/30 (a)	180,000	181,843
1.75%, 08/18/31 (a)	200,000	178,632
4.50%, 11/15/32 (a)	230,000	233,767
4.88%, 11/15/35 (a)	230,000	234,448
4.00%, 12/15/36	150,000	142,266
4.10%, 09/15/38 (a)	150,000	139,574
3.90%, 03/15/39 (a)	125,000	112,613
7.20%, 03/15/39	460,000	555,896
2.55%, 05/28/40 (a)	200,000	150,184
5.60%, 09/15/40	125,000	131,791
4.30%, 06/15/43	150,000	133,941
4.40%, 05/15/44	180,000	163,741
4.13%, 12/15/46	275,000	231,080
4.20%, 09/15/48 (a)	200,000	168,750
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.00%, 03/15/49 (a)	250,000	203,320
2.70%, 05/28/50 (a)	200,000	128,110
5.60%, 11/15/55 (a)	90,000	90,884
5.70%, 11/15/65 (a)	90,000	89,495
Pharmacia LLC
6.60%, 12/01/28	150,000	160,816
Philip Morris International, Inc.
3.13%, 08/17/27 (a)	100,000	99,200
4.38%, 11/01/27	150,000	151,519
5.13%, 11/17/27 (a)	300,000	306,243
4.88%, 02/15/28 (a)	275,000	280,404
3.13%, 03/02/28 (a)	100,000	98,653
4.13%, 04/28/28	200,000	201,440
5.25%, 09/07/28 (a)	150,000	155,158
3.88%, 10/27/28 (a)	100,000	100,197
4.88%, 02/13/29 (a)	200,000	205,640
3.38%, 08/15/29 (a)	150,000	147,447
4.63%, 11/01/29 (a)	125,000	127,998
5.63%, 11/17/29 (a)	250,000	264,157
5.13%, 02/15/30 (a)	375,000	389,700
4.38%, 04/30/30 (a)	200,000	202,642
2.10%, 05/01/30 (a)	150,000	138,861
5.50%, 09/07/30 (a)	125,000	132,158
4.00%, 10/29/30 (a)	100,000	99,822
1.75%, 11/01/30 (a)	150,000	135,230
5.13%, 02/13/31 (a)	200,000	208,772
4.75%, 11/01/31 (a)	125,000	128,599
4.25%, 10/29/32 (a)	150,000	149,632
5.75%, 11/17/32 (a)	300,000	323,637
5.38%, 02/15/33 (a)	400,000	422,372
5.63%, 09/07/33 (a)	150,000	160,918
5.25%, 02/13/34 (a)	300,000	314,262
4.90%, 11/01/34 (a)	125,000	127,616
4.88%, 04/30/35 (a)	100,000	101,572
4.63%, 10/29/35 (a)	150,000	148,624
6.38%, 05/16/38	250,000	281,422
4.38%, 11/15/41	250,000	225,895
4.50%, 03/20/42	100,000	91,278
3.88%, 08/21/42	200,000	167,872
4.13%, 03/04/43	175,000	151,655
4.88%, 11/15/43	175,000	164,071
4.25%, 11/10/44	200,000	173,086
Piedmont Healthcare, Inc.
2.72%, 01/01/42 (a)	200,000	147,014
Pilgrim's Pride Corp.
4.25%, 04/15/31 (a)	200,000	196,202
3.50%, 03/01/32 (a)	150,000	140,222
6.25%, 07/01/33 (a)	150,000	161,853
6.88%, 05/15/34 (a)	100,000	112,102
Polaris, Inc.
6.95%, 03/15/29 (a)	100,000	106,071
5.60%, 03/01/31 (a)	90,000	91,651
Presbyterian Healthcare Services
4.88%, 08/01/52 (a)	50,000	46,182
Procter & Gamble Co.
2.80%, 03/25/27	100,000	99,130
2.85%, 08/11/27	150,000	148,662
3.95%, 01/26/28	100,000	100,846
4.35%, 01/29/29	100,000	102,475
4.15%, 10/24/29	100,000	101,904
3.00%, 03/25/30	300,000	291,831
4.05%, 05/01/30	100,000	101,262
1.20%, 10/29/30	150,000	133,554
1.95%, 04/23/31	150,000	137,166
2.30%, 02/01/32	200,000	184,752
4.10%, 11/03/32	100,000	100,672
See financial notes

Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.05%, 01/26/33	150,000	151,422
4.55%, 01/29/34	150,000	153,963
5.80%, 08/15/34	100,000	110,787
4.55%, 10/24/34	75,000	77,030
4.60%, 05/01/35	150,000	153,480
4.35%, 11/03/35	100,000	99,763
5.55%, 03/05/37	150,000	164,524
3.55%, 03/25/40	100,000	88,407
3.50%, 10/25/47	100,000	79,691
3.60%, 03/25/50	100,000	78,792
Providence St. Joseph Health Obligated Group
2.53%, 10/01/29 (a)	200,000	189,758
5.37%, 10/01/32 (a)	70,000	73,431
5.40%, 10/01/33 (a)	100,000	104,638
3.93%, 10/01/48 (a)	100,000	80,203
2.70%, 10/01/51 (a)	150,000	92,103
Queen's Health Systems
4.81%, 07/01/52 (a)	50,000	46,041
Quest Diagnostics, Inc.
4.60%, 12/15/27 (a)	150,000	151,885
4.20%, 06/30/29 (a)	100,000	100,754
4.63%, 12/15/29 (a)	100,000	102,174
2.95%, 06/30/30 (a)	150,000	143,087
2.80%, 06/30/31 (a)	100,000	93,274
6.40%, 11/30/33 (a)	125,000	139,813
5.00%, 12/15/34 (a)	150,000	153,652
4.70%, 03/30/45 (a)	75,000	69,760
Rady Children's Hospital-San Diego
3.15%, 08/15/51 (a)	50,000	34,993
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30 (a)	250,000	225,440
2.80%, 09/15/50 (a)	150,000	93,210
Revvity, Inc.
1.90%, 09/15/28 (a)	100,000	94,754
3.30%, 09/15/29 (a)	150,000	145,531
2.55%, 03/15/31 (a)	100,000	91,534
2.25%, 09/15/31 (a)	75,000	66,812
3.63%, 03/15/51 (a)	50,000	36,764
Reynolds American, Inc.
5.70%, 08/15/35 (a)	150,000	158,319
7.25%, 06/15/37	75,000	87,870
6.15%, 09/15/43	100,000	104,275
5.85%, 08/15/45 (a)	425,000	425,854
Royalty Pharma PLC
1.75%, 09/02/27 (a)	200,000	193,584
5.15%, 09/02/29 (a)	75,000	77,530
2.20%, 09/02/30 (a)	200,000	183,654
4.45%, 03/25/31 (a)	110,000	110,695
2.15%, 09/02/31 (a)	150,000	134,052
5.40%, 09/02/34 (a)	75,000	77,661
5.20%, 09/25/35 (a)	160,000	162,706
3.30%, 09/02/40 (a)	200,000	158,032
3.55%, 09/02/50 (a)	150,000	106,293
3.35%, 09/02/51 (a)	150,000	101,652
5.90%, 09/02/54 (a)	75,000	75,472
5.95%, 09/25/55 (a)	90,000	91,126
Rush System for Health Obligated Group
3.92%, 11/15/29 (a)	100,000	99,736
Sanofi SA
3.75%, 11/03/27	100,000	100,262
3.63%, 06/19/28 (a)	175,000	174,898
3.80%, 11/03/28 (a)	100,000	100,155
4.20%, 11/03/32 (a)	200,000	200,806
Sentara Health
2.93%, 11/01/51 (a)	75,000	50,015
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Sharp HealthCare
2.68%, 08/01/50 (a)	50,000	32,079
Smith & Nephew PLC
2.03%, 10/14/30 (a)	250,000	226,972
5.40%, 03/20/34 (a)	150,000	156,382
Solventum Corp.
5.40%, 03/01/29 (a)	100,000	103,744
5.45%, 03/13/31 (a)	200,000	209,750
5.60%, 03/23/34 (a)	275,000	287,532
5.90%, 04/30/54 (a)	250,000	250,095
SSM Health Care Corp.
4.89%, 06/01/28 (a)	100,000	101,753
Stanford Health Care
3.31%, 08/15/30 (a)	100,000	97,618
3.80%, 11/15/48 (a)	150,000	120,431
STERIS Irish FinCo UnLtd Co.
2.70%, 03/15/31 (a)	150,000	139,517
3.75%, 03/15/51 (a)	150,000	114,609
Stryker Corp.
4.70%, 02/10/28 (a)	150,000	152,304
3.65%, 03/07/28 (a)	150,000	149,580
4.85%, 12/08/28 (a)	75,000	76,979
4.25%, 09/11/29 (a)	125,000	126,415
4.85%, 02/10/30 (a)	150,000	154,680
1.95%, 06/15/30 (a)	200,000	183,680
4.63%, 09/11/34 (a)	150,000	150,651
5.20%, 02/10/35 (a)	150,000	155,773
4.10%, 04/01/43 (a)	75,000	64,872
4.38%, 05/15/44 (a)	100,000	88,483
4.63%, 03/15/46 (a)	175,000	158,473
2.90%, 06/15/50 (a)	150,000	99,929
Summa Health
3.51%, 11/15/51 (a)	50,000	38,603
Sutter Health
2.29%, 08/15/30 (a)	100,000	92,910
5.21%, 08/15/32 (a)	100,000	105,011
5.16%, 08/15/33 (a)	75,000	78,152
5.54%, 08/15/35 (a)	200,000	212,702
3.16%, 08/15/40 (a)	100,000	81,114
4.09%, 08/15/48 (a)	65,000	54,893
3.36%, 08/15/50 (a)	75,000	54,844
5.55%, 08/15/53 (a)	100,000	103,023
Sysco Corp.
3.25%, 07/15/27 (a)	150,000	148,876
5.75%, 01/17/29 (a)	75,000	78,665
2.40%, 02/15/30 (a)	100,000	94,057
5.95%, 04/01/30 (a)	200,000	212,938
5.10%, 09/23/30 (a)	125,000	129,779
4.40%, 07/25/31 (a)	100,000	100,388
2.45%, 12/14/31 (a)	150,000	136,239
6.00%, 01/17/34 (a)	100,000	109,148
5.40%, 03/23/35 (a)	100,000	104,558
4.95%, 03/25/36 (a)	250,000	250,710
6.60%, 04/01/40 (a)	75,000	84,900
4.85%, 10/01/45 (a)	100,000	91,309
4.50%, 04/01/46 (a)	75,000	65,615
4.45%, 03/15/48 (a)	100,000	85,995
3.30%, 02/15/50 (a)	100,000	71,154
6.60%, 04/01/50 (a)	200,000	224,024
3.15%, 12/14/51 (a)	150,000	101,708
Takeda Pharmaceutical Co. Ltd.
5.00%, 11/26/28 (a)	250,000	256,087
2.05%, 03/31/30 (a)	500,000	461,645
5.30%, 07/05/34 (a)	200,000	208,710
3.03%, 07/09/40 (a)	200,000	156,544
5.65%, 07/05/44 (a)	200,000	205,250
See financial notes
Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.18%, 07/09/50 (a)	250,000	171,815
5.65%, 07/05/54 (a)	200,000	199,976
3.38%, 07/09/60 (a)	200,000	131,922
5.80%, 07/05/64 (a)	200,000	201,972
Takeda U.S. Financing, Inc.
5.20%, 07/07/35 (a)	300,000	308,892
5.90%, 07/07/55 (a)	200,000	206,876
Texas Health Resources
2.33%, 11/15/50 (a)	200,000	118,096
Thermo Fisher Scientific, Inc.
4.80%, 11/21/27 (a)	100,000	101,742
1.75%, 10/15/28 (a)	100,000	95,056
5.00%, 01/31/29 (a)	200,000	206,640
2.60%, 10/01/29 (a)	150,000	143,679
4.98%, 08/10/30 (a)	150,000	155,973
4.22%, 02/12/31 (a)	275,000	277,280
4.20%, 03/01/31 (a)	100,000	100,766
2.00%, 10/15/31 (a)	250,000	224,902
4.47%, 10/07/32 (a)	125,000	126,430
4.95%, 11/21/32 (a)	100,000	103,896
4.55%, 06/15/33 (a)	200,000	202,366
5.09%, 08/10/33 (a)	200,000	208,828
5.20%, 01/31/34 (a)	100,000	105,033
4.79%, 10/07/35 (a)	125,000	126,270
4.90%, 02/12/36 (a)	250,000	254,297
4.89%, 10/07/37 (a)	100,000	100,947
2.80%, 10/15/41 (a)	200,000	150,426
5.40%, 08/10/43 (a)	100,000	102,194
5.30%, 02/01/44 (a)	120,000	119,958
5.55%, 02/12/46 (a)	250,000	255,060
4.10%, 08/15/47 (a)	150,000	127,140
Toledo Hospital
5.33%, 11/15/28	50,000	50,965
5.75%, 11/15/38 (a)	100,000	101,239
6.02%, 11/15/48	75,000	74,687
Trinity Health Corp.
4.13%, 12/01/45	100,000	86,261
3.43%, 12/01/48	75,000	58,308
Tyson Foods, Inc.
3.55%, 06/02/27 (a)	250,000	248,887
4.35%, 03/01/29 (a)	150,000	151,344
5.40%, 03/15/29 (a)	100,000	103,723
5.70%, 03/15/34 (a)	175,000	186,508
4.88%, 08/15/34 (a)	150,000	152,043
4.95%, 02/20/36 (a)	100,000	100,706
5.15%, 08/15/44 (a)	150,000	144,461
4.55%, 06/02/47 (a)	100,000	87,843
5.10%, 09/28/48 (a)	300,000	282,606
Unilever Capital Corp.
2.90%, 05/05/27 (a)	250,000	248,077
4.25%, 08/12/27 (a)	150,000	151,291
3.50%, 03/22/28 (a)	150,000	149,599
4.88%, 09/08/28 (a)	150,000	154,215
2.13%, 09/06/29 (a)	150,000	142,187
1.38%, 09/14/30 (a)	100,000	90,306
1.75%, 08/12/31 (a)	50,000	44,556
5.90%, 11/15/32	200,000	221,114
5.00%, 12/08/33 (a)	150,000	157,441
4.63%, 08/12/34 (a)	250,000	254,255
2.63%, 08/12/51 (a)	100,000	63,812
Universal Health Services, Inc.
4.63%, 10/15/29 (a)	100,000	101,175
2.65%, 10/15/30 (a)	225,000	206,820
5.05%, 10/15/34 (a)	100,000	99,212
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
UPMC
5.04%, 05/15/33 (a)	100,000	103,165
5.38%, 05/15/43 (a)	50,000	50,255
Utah Acquisition Sub, Inc.
5.25%, 06/15/46 (a)	200,000	168,738
Viatris, Inc.
2.30%, 06/22/27 (a)	100,000	97,560
2.70%, 06/22/30 (a)	300,000	277,128
3.85%, 06/22/40 (a)	250,000	197,070
4.00%, 06/22/50 (a)	400,000	274,280
West Virginia United Health System Obligated Group
3.13%, 06/01/50 (a)	100,000	66,626
Willis-Knighton Medical Center
3.07%, 03/01/51 (a)	150,000	98,063
Wyeth LLC
6.50%, 02/01/34	150,000	169,917
6.00%, 02/15/36	100,000	109,977
5.95%, 04/01/37	375,000	410,370
Yale-New Haven Health Services Corp.
2.50%, 07/01/50 (a)	100,000	61,084
Zimmer Biomet Holdings, Inc.
5.35%, 12/01/28 (a)	100,000	103,561
5.05%, 02/19/30 (a)	100,000	103,458
2.60%, 11/24/31 (a)	150,000	137,160
5.20%, 09/15/34 (a)	100,000	102,896
5.50%, 02/19/35 (a)	100,000	104,700
5.75%, 11/30/39	75,000	78,605
4.45%, 08/15/45 (a)	75,000	67,563
Zoetis, Inc.
3.00%, 09/12/27 (a)	100,000	98,876
4.15%, 08/17/28 (a)	150,000	151,162
3.90%, 08/20/28 (a)	100,000	100,139
2.00%, 05/15/30 (a)	150,000	138,510
5.60%, 11/16/32 (a)	150,000	160,804
5.00%, 08/17/35 (a)	175,000	178,621
4.70%, 02/01/43 (a)	195,000	181,547
3.95%, 09/12/47 (a)	100,000	82,500
4.45%, 08/20/48 (a)	75,000	65,806
3.00%, 05/15/50 (a)	100,000	67,772
		214,623,265
Energy 1.7%
Antero Resources Corp.
5.40%, 02/01/36 (a)	150,000	150,210
APA Corp.
4.25%, 01/15/30 (a)	100,000	99,360
6.10%, 02/15/35 (a)	50,000	52,366
6.00%, 01/15/37	75,000	77,670
5.10%, 09/01/40 (a)	125,000	114,993
5.35%, 07/01/49 (a)	25,000	21,778
6.75%, 02/15/55 (a)	100,000	101,977
Baker Hughes Holdings LLC
5.13%, 09/15/40	200,000	199,070
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
3.34%, 12/15/27 (a)	200,000	198,394
3.14%, 11/07/29 (a)	100,000	97,492
4.49%, 05/01/30 (a)	150,000	152,526
4.08%, 12/15/47 (a)	250,000	203,382
Boardwalk Pipelines LP
4.45%, 07/15/27 (a)	100,000	100,458
4.80%, 05/03/29 (a)	100,000	102,006
3.40%, 02/15/31 (a)	100,000	95,596
3.60%, 09/01/32 (a)	100,000	94,670
See financial notes

Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.63%, 08/01/34 (a)	100,000	105,951
5.38%, 02/15/36 (a)	100,000	101,688
BP Capital Markets America, Inc.
3.54%, 04/06/27 (a)	100,000	99,804
3.59%, 04/14/27 (a)	100,000	99,888
5.02%, 11/17/27 (a)	200,000	204,104
3.94%, 09/21/28 (a)	200,000	200,782
4.23%, 11/06/28 (a)	350,000	353,724
4.70%, 04/10/29 (a)	200,000	205,002
4.97%, 10/17/29 (a)	150,000	155,364
4.87%, 11/25/29 (a)	100,000	103,279
3.63%, 04/06/30 (a)	300,000	296,916
1.75%, 08/10/30 (a)	200,000	181,936
2.72%, 01/12/32 (a)	350,000	323,743
4.81%, 02/13/33 (a)	400,000	410,004
4.89%, 09/11/33 (a)	250,000	256,855
4.99%, 04/10/34 (a)	250,000	258,317
5.23%, 11/17/34 (a)	425,000	444,818
3.06%, 06/17/41 (a)	300,000	234,198
3.00%, 02/24/50 (a)	375,000	251,355
2.77%, 11/10/50 (a)	250,000	158,867
2.94%, 06/04/51 (a)	400,000	261,932
3.00%, 03/17/52 (a)	250,000	164,630
3.38%, 02/08/61 (a)	375,000	251,602
BP Capital Markets PLC
3.28%, 09/19/27 (a)	275,000	273,468
3.72%, 11/28/28 (a)	150,000	149,765
Burlington Resources LLC
7.20%, 08/15/31	75,000	86,066
5.95%, 10/15/36	75,000	82,291
Canadian Natural Resources Ltd.
3.85%, 06/01/27 (a)	250,000	249,787
5.00%, 12/15/29 (a)	140,000	144,383
2.95%, 07/15/30 (a)	100,000	95,586
7.20%, 01/15/32	75,000	84,919
6.45%, 06/30/33	95,000	104,871
5.40%, 12/15/34 (a)	150,000	155,424
5.85%, 02/01/35	100,000	107,070
6.25%, 03/15/38	180,000	194,488
6.75%, 02/01/39	150,000	168,706
4.95%, 06/01/47 (a)	100,000	91,065
Cenovus Energy, Inc.
4.65%, 03/20/31 (a)	90,000	91,115
2.65%, 01/15/32 (a)	100,000	90,856
5.40%, 03/20/36 (a)	90,000	91,723
5.25%, 06/15/37 (a)	76,000	75,941
6.75%, 11/15/39	100,000	111,930
5.40%, 06/15/47 (a)	100,000	94,547
3.75%, 02/15/52 (a)	150,000	108,917
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/27 (a)	225,000	227,225
3.70%, 11/15/29 (a)	200,000	197,252
2.74%, 12/31/39 (a)	100,000	87,176
Cheniere Energy Partners LP
4.50%, 10/01/29 (a)	250,000	251,385
4.00%, 03/01/31 (a)	250,000	245,312
3.25%, 01/31/32 (a)	225,000	209,875
5.95%, 06/30/33 (a)	300,000	321,777
5.75%, 08/15/34 (a)	300,000	316,986
5.55%, 10/30/35 (a)	200,000	208,152
Cheniere Energy, Inc.
4.63%, 10/15/28 (a)	300,000	299,922
5.65%, 04/15/34 (a)	250,000	262,947
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Chevron Corp.
2.00%, 05/11/27 (a)	200,000	196,310
2.24%, 05/11/30 (a)	275,000	258,153
3.08%, 05/11/50 (a)	175,000	122,672
Chevron USA, Inc.
1.02%, 08/12/27 (a)	150,000	144,692
3.95%, 08/13/27	100,000	100,548
3.85%, 01/15/28 (a)	100,000	100,462
4.48%, 02/26/28 (a)	175,000	177,863
4.05%, 08/13/28 (a)	150,000	151,562
3.25%, 10/15/29 (a)	100,000	98,516
4.69%, 04/15/30 (a)	300,000	309,297
4.30%, 10/15/30 (a)	200,000	203,750
4.82%, 04/15/32 (a)	125,000	130,063
4.50%, 10/15/32 (a)	250,000	256,027
4.98%, 04/15/35 (a)	125,000	129,784
4.85%, 10/15/35 (a)	150,000	154,115
6.00%, 03/01/41 (a)	50,000	55,593
5.25%, 11/15/43 (a)	50,000	51,067
2.34%, 08/12/50 (a)	150,000	90,039
Columbia Pipeline Group, Inc.
5.80%, 06/01/45 (a)	100,000	101,781
ConocoPhillips
5.90%, 10/15/32	100,000	109,898
5.90%, 05/15/38	125,000	135,636
6.50%, 02/01/39	300,000	342,825
4.88%, 10/01/47 (a)	100,000	91,852
ConocoPhillips Co.
6.95%, 04/15/29	150,000	163,666
4.70%, 01/15/30 (a)	250,000	256,365
4.85%, 01/15/32 (a)	100,000	103,729
5.05%, 09/15/33 (a)	150,000	156,139
5.00%, 01/15/35 (a)	250,000	257,165
3.76%, 03/15/42 (a)	150,000	125,484
4.30%, 11/15/44 (a)	150,000	130,344
5.95%, 03/15/46 (a)	60,000	63,436
3.80%, 03/15/52 (a)	200,000	151,672
5.30%, 05/15/53 (a)	150,000	142,445
5.55%, 03/15/54 (a)	200,000	197,244
5.50%, 01/15/55 (a)	200,000	196,416
4.03%, 03/15/62 (a)	307,000	228,519
5.70%, 09/15/63 (a)	150,000	149,367
5.65%, 01/15/65 (a)	150,000	147,488
Continental Resources, Inc.
4.38%, 01/15/28 (a)	250,000	250,447
4.90%, 06/01/44 (a)	100,000	82,497
Coterra Energy, Inc.
3.90%, 05/15/27 (a)	150,000	149,877
4.38%, 03/15/29 (a)	100,000	101,149
5.60%, 03/15/34 (a)	75,000	78,610
5.40%, 02/15/35 (a)	150,000	154,820
5.90%, 02/15/55 (a)	150,000	149,297
DCP Midstream Operating LP
5.13%, 05/15/29 (a)	200,000	205,758
3.25%, 02/15/32 (a)	100,000	93,215
5.60%, 04/01/44 (a)	75,000	74,482
Devon Energy Corp.
5.25%, 10/15/27 (a)	130,000	130,100
5.88%, 06/15/28 (a)(e)	30,000	30,032
4.50%, 01/15/30 (a)	130,000	131,258
7.88%, 09/30/31	100,000	117,096
7.95%, 04/15/32	100,000	117,852
5.20%, 09/15/34 (a)	200,000	205,160
5.60%, 07/15/41 (a)	225,000	225,587
4.75%, 05/15/42 (a)	100,000	90,726
See financial notes
Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.00%, 06/15/45 (a)	175,000	159,481
5.75%, 09/15/54 (a)	200,000	194,726
Diamondback Energy, Inc.
5.20%, 04/18/27 (a)	150,000	151,908
3.50%, 12/01/29 (a)	150,000	146,879
5.15%, 01/30/30 (a)	150,000	155,621
3.13%, 03/24/31 (a)	150,000	142,356
6.25%, 03/15/33 (a)	200,000	218,646
5.40%, 04/18/34 (a)	300,000	312,039
5.55%, 04/01/35 (a)	200,000	209,316
4.40%, 03/24/51 (a)	100,000	82,788
4.25%, 03/15/52 (a)	150,000	120,303
6.25%, 03/15/53 (a)	100,000	104,214
5.75%, 04/18/54 (a)	300,000	292,842
5.90%, 04/18/64 (a)	225,000	220,860
Eastern Energy Gas Holdings LLC
5.80%, 01/15/35 (a)	100,000	107,243
5.65%, 10/15/54 (a)	150,000	148,337
6.20%, 01/15/55 (a)	100,000	106,592
Eastern Gas Transmission & Storage, Inc.
3.00%, 11/15/29 (a)	100,000	96,698
4.80%, 11/01/43 (a)(e)	100,000	91,790
4.60%, 12/15/44 (a)	75,000	66,464
Enbridge Energy Partners LP
7.50%, 04/15/38	100,000	120,022
5.50%, 09/15/40 (a)	80,000	81,066
7.38%, 10/15/45 (a)	100,000	118,425
Enbridge, Inc.
5.25%, 04/05/27 (a)	125,000	126,689
3.70%, 07/15/27 (a)	150,000	149,628
4.60%, 06/20/28 (a)	70,000	71,002
6.00%, 11/15/28 (a)	150,000	157,963
4.20%, 11/20/28 (a)	90,000	90,544
5.30%, 04/05/29 (a)	150,000	155,448
3.13%, 11/15/29 (a)	175,000	169,234
4.90%, 06/20/30 (a)	110,000	113,248
6.20%, 11/15/30 (a)	150,000	162,447
4.50%, 02/15/31 (a)	90,000	90,905
5.70%, 03/08/33 (a)	400,000	425,144
2.50%, 08/01/33 (a)	200,000	174,612
5.63%, 04/05/34 (a)	200,000	211,610
5.55%, 06/20/35 (a)	170,000	178,320
5.20%, 11/20/35 (a)	90,000	91,805
4.50%, 06/10/44 (a)	100,000	87,198
5.50%, 12/01/46 (a)	175,000	173,498
4.00%, 11/15/49 (a)	100,000	78,749
3.40%, 08/01/51 (a)	150,000	105,063
6.70%, 11/15/53 (a)	225,000	253,060
5.95%, 04/05/54 (a)	225,000	232,225
7.20%, 06/27/54 (a)(b)	125,000	134,829
7.38%, 03/15/55 (a)(b)	100,000	106,799
Energy Transfer LP
4.40%, 03/15/27 (a)	150,000	150,504
4.20%, 04/15/27 (a)	100,000	100,261
5.50%, 06/01/27 (a)	150,000	152,306
4.00%, 10/01/27 (a)	100,000	100,146
5.55%, 02/15/28 (a)	150,000	154,407
4.95%, 05/15/28 (a)	150,000	152,892
4.95%, 06/15/28 (a)	150,000	152,993
6.10%, 12/01/28 (a)	150,000	157,891
5.25%, 04/15/29 (a)	300,000	309,855
5.25%, 07/01/29 (a)	200,000	207,444
4.15%, 09/15/29 (a)	100,000	100,294
5.20%, 04/01/30 (a)	125,000	129,954
3.75%, 05/15/30 (a)	350,000	344,305
6.40%, 12/01/30 (a)	200,000	217,998
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.55%, 01/15/31 (a)	200,000	202,004
5.75%, 02/15/33 (a)	250,000	265,500
6.55%, 12/01/33 (a)	250,000	276,980
5.55%, 05/15/34 (a)	200,000	208,584
5.60%, 09/01/34 (a)	225,000	235,237
4.90%, 03/15/35 (a)	80,000	79,840
5.70%, 04/01/35 (a)	250,000	262,800
5.35%, 01/15/36 (a)	200,000	203,290
6.63%, 10/15/36	100,000	111,836
5.80%, 06/15/38 (a)	100,000	104,108
7.50%, 07/01/38	100,000	118,059
6.05%, 06/01/41 (a)	100,000	103,306
6.50%, 02/01/42 (a)	200,000	214,686
6.10%, 02/15/42	50,000	51,494
4.95%, 01/15/43 (a)	100,000	91,111
5.15%, 02/01/43 (a)	100,000	92,134
5.95%, 10/01/43 (a)	100,000	101,100
5.30%, 04/01/44 (a)	150,000	139,980
5.00%, 05/15/44 (a)	75,000	67,247
5.15%, 03/15/45 (a)	200,000	181,314
5.35%, 05/15/45 (a)	175,000	161,684
6.13%, 12/15/45 (a)	165,000	167,325
5.30%, 04/15/47 (a)	200,000	182,728
5.40%, 10/01/47 (a)	275,000	253,795
6.00%, 06/15/48 (a)	200,000	197,426
6.25%, 04/15/49 (a)	300,000	303,444
5.00%, 05/15/50 (a)	350,000	299,610
5.95%, 05/15/54 (a)	300,000	289,680
6.05%, 09/01/54 (a)	225,000	220,417
6.20%, 04/01/55 (a)	200,000	200,190
6.30%, 01/15/56 (a)	175,000	177,095
Eni USA, Inc.
7.30%, 11/15/27	100,000	105,572
Enterprise Products Operating LLC
4.30%, 06/20/28 (a)	140,000	141,495
4.15%, 10/16/28 (a)	150,000	151,272
3.13%, 07/31/29 (a)	225,000	219,667
2.80%, 01/31/30 (a)	250,000	239,610
4.60%, 01/15/31 (a)	240,000	245,273
5.35%, 01/31/33 (a)	200,000	211,358
6.88%, 03/01/33	100,000	115,003
4.85%, 01/31/34 (a)	150,000	153,347
6.65%, 10/15/34	75,000	85,255
4.95%, 02/15/35 (a)	200,000	204,892
5.20%, 01/15/36 (a)	290,000	299,173
7.55%, 04/15/38	100,000	122,690
6.13%, 10/15/39	100,000	109,699
6.45%, 09/01/40	100,000	112,767
5.95%, 02/01/41	150,000	160,482
5.70%, 02/15/42	100,000	103,848
4.85%, 08/15/42 (a)	150,000	141,749
4.45%, 02/15/43 (a)	200,000	179,228
4.85%, 03/15/44 (a)	275,000	256,426
5.10%, 02/15/45 (a)	200,000	191,304
4.90%, 05/15/46 (a)	200,000	185,498
4.25%, 02/15/48 (a)	250,000	208,782
4.80%, 02/01/49 (a)	250,000	224,925
4.20%, 01/31/50 (a)	250,000	205,672
3.70%, 01/31/51 (a)	200,000	150,002
3.20%, 02/15/52 (a)	200,000	134,880
3.30%, 02/15/53 (a)	180,000	122,645
4.95%, 10/15/54 (a)	75,000	68,069
5.55%, 02/16/55 (a)	250,000	247,325
3.95%, 01/31/60 (a)	200,000	149,348
5.25%, 08/16/77 (a)(b)	175,000	175,644
5.38%, 02/15/78 (a)(b)	100,000	100,352
See financial notes

Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
EOG Resources, Inc.
4.40%, 07/15/28 (a)	90,000	91,203
4.38%, 04/15/30 (a)	100,000	101,417
4.40%, 01/15/31 (a)	140,000	141,688
5.00%, 07/15/32 (a)	230,000	238,747
3.90%, 04/01/35 (a)	74,000	69,926
5.35%, 01/15/36 (a)	230,000	239,050
4.95%, 04/15/50 (a)	150,000	136,616
5.65%, 12/01/54 (a)	175,000	175,250
5.95%, 07/15/55 (a)	165,000	172,374
EQT Corp.
6.50%, 07/01/27 (a)	75,000	76,576
3.90%, 10/01/27 (a)	250,000	249,610
5.70%, 04/01/28 (a)	100,000	103,394
4.50%, 01/15/29 (a)	100,000	100,886
5.00%, 01/15/29 (a)	100,000	101,973
6.38%, 04/01/29 (a)	100,000	103,390
7.00%, 02/01/30 (a)(g)	125,000	136,860
7.50%, 06/01/30 (a)	100,000	111,072
4.75%, 01/15/31 (a)	150,000	152,163
5.75%, 02/01/34 (a)	150,000	158,983
Expand Energy Corp.
5.38%, 02/01/29 (a)	125,000	124,848
5.38%, 03/15/30 (a)	200,000	203,194
4.75%, 02/01/32 (a)	200,000	199,776
5.70%, 01/15/35 (a)	150,000	157,135
Exxon Mobil Corp.
3.29%, 03/19/27 (a)	250,000	249,280
2.44%, 08/16/29 (a)	200,000	192,560
3.48%, 03/19/30 (a)	350,000	345,520
2.61%, 10/15/30 (a)	350,000	332,003
3.00%, 08/16/39 (a)	150,000	122,691
4.23%, 03/19/40 (a)	450,000	419,589
3.57%, 03/06/45 (a)	230,000	184,589
4.11%, 03/01/46 (a)	475,000	405,203
3.10%, 08/16/49 (a)	300,000	210,381
4.33%, 03/19/50 (a)	500,000	428,855
3.45%, 04/15/51 (a)	450,000	330,880
FLNG Liquefaction 2 LLC
6.17%, 12/31/39	100,000	105,509
Halliburton Co.
2.92%, 03/01/30 (a)	200,000	191,698
4.85%, 11/15/35 (a)	175,000	175,017
6.70%, 09/15/38	100,000	114,159
7.45%, 09/15/39	200,000	241,876
4.50%, 11/15/41 (a)	150,000	136,629
4.75%, 08/01/43 (a)	100,000	90,819
5.00%, 11/15/45 (a)	330,000	303,260
Helmerich & Payne, Inc.
4.65%, 12/01/27 (a)	75,000	75,741
4.85%, 12/01/29 (a)	75,000	76,446
2.90%, 09/29/31 (a)	100,000	91,681
5.50%, 12/01/34 (a)	100,000	100,855
Hess Corp.
4.30%, 04/01/27 (a)	250,000	251,025
7.88%, 10/01/29	100,000	113,431
7.30%, 08/15/31	100,000	115,576
7.13%, 03/15/33	100,000	116,898
6.00%, 01/15/40	140,000	153,276
5.60%, 02/15/41	250,000	262,962
5.80%, 04/01/47 (a)	100,000	104,894
HF Sinclair Corp.
5.00%, 02/01/28 (a)	100,000	100,010
4.50%, 10/01/30 (a)	100,000	99,691
5.75%, 01/15/31 (a)	100,000	103,799
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.50%, 09/01/32 (a)	100,000	102,369
6.25%, 01/15/35 (a)	150,000	158,046
Kinder Morgan Energy Partners LP
7.40%, 03/15/31	50,000	57,192
7.75%, 03/15/32	50,000	58,607
7.30%, 08/15/33	100,000	116,489
5.80%, 03/15/35	150,000	160,429
6.50%, 02/01/37	75,000	84,218
6.95%, 01/15/38	180,000	207,709
6.50%, 09/01/39	100,000	111,064
6.55%, 09/15/40	75,000	83,588
7.50%, 11/15/40	100,000	121,362
6.38%, 03/01/41	100,000	109,363
5.63%, 09/01/41	50,000	50,406
5.00%, 08/15/42 (a)	100,000	94,697
4.70%, 11/01/42 (a)	45,000	40,997
5.00%, 03/01/43 (a)	100,000	93,492
5.50%, 03/01/44 (a)	200,000	196,742
5.40%, 09/01/44 (a)	95,000	92,060
Kinder Morgan, Inc.
4.30%, 03/01/28 (a)	200,000	201,698
5.00%, 02/01/29 (a)	200,000	206,050
5.10%, 08/01/29 (a)	100,000	103,590
5.15%, 06/01/30 (a)	200,000	208,130
2.00%, 02/15/31 (a)	250,000	226,535
7.80%, 08/01/31	100,000	117,106
7.75%, 01/15/32	150,000	176,325
4.80%, 02/01/33 (a)	200,000	203,680
5.20%, 06/01/33 (a)	250,000	260,930
5.40%, 02/01/34 (a)	150,000	157,579
5.30%, 12/01/34 (a)	150,000	155,656
5.85%, 06/01/35 (a)	150,000	161,214
5.55%, 06/01/45 (a)	330,000	326,350
5.05%, 02/15/46 (a)	200,000	184,616
5.20%, 03/01/48 (a)	100,000	93,617
3.25%, 08/01/50 (a)	100,000	67,435
3.60%, 02/15/51 (a)	150,000	107,831
5.45%, 08/01/52 (a)	150,000	142,631
5.95%, 08/01/54 (a)	175,000	178,936
Marathon Petroleum Corp.
3.80%, 04/01/28 (a)	100,000	99,766
5.15%, 03/01/30 (a)	200,000	207,320
5.70%, 03/01/35 (a)	150,000	158,043
6.50%, 03/01/41 (a)	220,000	240,766
4.75%, 09/15/44 (a)	150,000	132,713
4.50%, 04/01/48 (a)	100,000	82,697
5.00%, 09/15/54 (a)	100,000	86,581
MPLX LP
4.13%, 03/01/27 (a)	200,000	200,224
4.25%, 12/01/27 (a)	150,000	150,716
4.00%, 03/15/28 (a)	250,000	250,230
4.80%, 02/15/29 (a)	150,000	152,928
2.65%, 08/15/30 (a)	250,000	234,262
4.80%, 02/15/31 (a)	200,000	204,218
4.95%, 09/01/32 (a)	150,000	152,918
5.00%, 01/15/33 (a)	150,000	152,495
5.00%, 03/01/33 (a)	200,000	203,394
5.50%, 06/01/34 (a)	325,000	337,087
5.40%, 04/01/35 (a)	175,000	179,147
5.40%, 09/15/35 (a)	300,000	306,450
5.30%, 04/01/36 (a)	375,000	378,315
4.50%, 04/15/38 (a)	350,000	325,349
5.20%, 03/01/47 (a)	200,000	182,912
5.20%, 12/01/47 (a)	100,000	91,215
4.70%, 04/15/48 (a)	300,000	253,476
5.50%, 02/15/49 (a)	275,000	258,134
4.95%, 03/14/52 (a)	300,000	258,570
See financial notes
Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.65%, 03/01/53 (a)	100,000	94,638
5.95%, 04/01/55 (a)	175,000	171,827
6.20%, 09/15/55 (a)	200,000	203,260
6.10%, 04/01/56 (a)	100,000	100,156
4.90%, 04/15/58 (a)	100,000	83,423
National Fuel Gas Co.
3.95%, 09/15/27 (a)	100,000	99,858
4.75%, 09/01/28 (a)	100,000	101,514
5.50%, 03/15/30 (a)	95,000	98,921
5.95%, 03/15/35 (a)	95,000	101,265
Northwest Pipeline LLC
4.00%, 04/01/27 (a)	100,000	100,051
NOV, Inc.
3.60%, 12/01/29 (a)	100,000	98,150
3.95%, 12/01/42 (a)	225,000	182,212
Occidental Petroleum Corp.
8.88%, 07/15/30 (a)	200,000	232,500
6.63%, 09/01/30 (a)	250,000	270,955
6.13%, 01/01/31 (a)	200,000	215,162
7.50%, 05/01/31	200,000	227,940
7.88%, 09/15/31	75,000	87,355
5.38%, 01/01/32 (a)	150,000	156,195
5.55%, 10/01/34 (a)	200,000	208,680
6.45%, 09/15/36	300,000	327,222
7.95%, 06/15/39	75,000	90,688
6.20%, 03/15/40	150,000	156,898
6.60%, 03/15/46 (a)	200,000	212,708
4.40%, 04/15/46 (a)	100,000	81,962
4.20%, 03/15/48 (a)	50,000	38,846
6.05%, 10/01/54 (a)	200,000	199,334
ONEOK Partners LP
6.65%, 10/01/36	100,000	111,267
6.85%, 10/15/37	125,000	140,745
6.13%, 02/01/41 (a)	150,000	158,091
6.20%, 09/15/43 (a)	75,000	77,883
ONEOK, Inc.
4.00%, 07/13/27 (a)	100,000	100,108
4.25%, 09/24/27 (a)	200,000	200,988
4.55%, 07/15/28 (a)	150,000	151,662
5.65%, 11/01/28 (a)	150,000	155,991
4.35%, 03/15/29 (a)	150,000	150,993
5.38%, 06/01/29 (a)	100,000	103,638
3.40%, 09/01/29 (a)	150,000	146,736
4.40%, 10/15/29 (a)	100,000	100,830
3.10%, 03/15/30 (a)	100,000	95,842
3.25%, 06/01/30 (a)	100,000	96,064
5.80%, 11/01/30 (a)	100,000	106,066
6.35%, 01/15/31 (a)	70,000	75,837
4.75%, 10/15/31 (a)	250,000	253,555
4.95%, 10/15/32 (a)	150,000	152,576
6.10%, 11/15/32 (a)	150,000	162,015
6.05%, 09/01/33 (a)	275,000	295,460
5.65%, 09/01/34 (a)	100,000	104,479
5.05%, 11/01/34 (a)	300,000	301,215
6.00%, 06/15/35	75,000	79,987
5.40%, 10/15/35 (a)	200,000	204,154
5.15%, 10/15/43 (a)	75,000	69,643
5.60%, 04/01/44 (a)	75,000	72,215
5.05%, 04/01/45 (a)	75,000	67,128
4.25%, 09/15/46 (a)	75,000	60,052
5.45%, 06/01/47 (a)	75,000	70,967
4.95%, 07/13/47 (a)	100,000	88,976
4.20%, 10/03/47 (a)	100,000	79,226
5.20%, 07/15/48 (a)	200,000	182,150
4.85%, 02/01/49 (a)	100,000	86,288
4.45%, 09/01/49 (a)	100,000	82,616
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.95%, 03/01/50 (a)	150,000	110,627
4.50%, 03/15/50 (a)	100,000	83,001
7.15%, 01/15/51 (a)	50,000	56,331
6.63%, 09/01/53 (a)	325,000	344,698
5.70%, 11/01/54 (a)	300,000	283,050
6.25%, 10/15/55 (a)	225,000	227,794
5.85%, 11/01/64 (a)	150,000	142,506
Ovintiv, Inc.
5.65%, 05/15/28 (a)	150,000	155,411
7.20%, 11/01/31	75,000	84,066
7.38%, 11/01/31	200,000	226,064
6.25%, 07/15/33 (a)	100,000	107,924
6.50%, 08/15/34	100,000	109,693
6.63%, 08/15/37	100,000	109,635
7.10%, 07/15/53 (a)	100,000	111,774
Patterson-UTI Energy, Inc.
3.95%, 02/01/28 (a)	75,000	74,505
5.15%, 11/15/29 (a)	100,000	101,775
7.15%, 10/01/33 (a)	100,000	109,668
Phillips 66
3.90%, 03/15/28 (a)	150,000	149,909
2.15%, 12/15/30 (a)	150,000	136,898
4.65%, 11/15/34 (a)	175,000	173,803
5.88%, 05/01/42	275,000	283,137
4.88%, 11/15/44 (a)	375,000	339,101
3.30%, 03/15/52 (a)	200,000	134,430
Phillips 66 Co.
4.95%, 12/01/27 (a)	150,000	152,589
3.75%, 03/01/28 (a)	100,000	99,892
3.15%, 12/15/29 (a)	100,000	96,997
5.25%, 06/15/31 (a)	225,000	235,197
5.30%, 06/30/33 (a)	150,000	155,967
4.95%, 03/15/35 (a)	100,000	101,233
4.68%, 02/15/45 (a)	100,000	87,444
4.90%, 10/01/46 (a)	100,000	89,336
5.65%, 06/15/54 (a)	100,000	96,527
5.50%, 03/15/55 (a)	100,000	94,985
5.88%, 03/15/56 (a)(b)	180,000	181,103
6.20%, 03/15/56 (a)(b)	180,000	182,412
Pioneer Natural Resources Co.
1.90%, 08/15/30 (a)	200,000	183,570
2.15%, 01/15/31 (a)	200,000	184,080
Plains All American Pipeline LP
5.95%, 06/15/35 (a)	200,000	211,320
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (a)	150,000	147,072
3.80%, 09/15/30 (a)	150,000	147,303
4.70%, 01/15/31 (a)	125,000	126,961
5.70%, 09/15/34 (a)	150,000	156,664
5.60%, 01/15/36 (a)	250,000	256,587
6.65%, 01/15/37	100,000	110,737
5.15%, 06/01/42 (a)	100,000	93,614
4.30%, 01/31/43 (a)	50,000	42,173
4.70%, 06/15/44 (a)	100,000	87,399
4.90%, 02/15/45 (a)	150,000	134,097
Sabine Pass Liquefaction LLC
5.00%, 03/15/27 (a)	250,000	251,175
4.20%, 03/15/28 (a)	200,000	200,814
4.50%, 05/15/30 (a)	375,000	379,294
5.90%, 09/15/37 (a)	97,239	103,751
Schlumberger Investment SA
2.65%, 06/26/30 (a)	100,000	95,346
Shell Finance U.S., Inc.
3.88%, 11/13/28 (a)(e)	300,000	301,590
2.38%, 11/07/29 (a)	250,000	237,770
2.75%, 04/06/30 (a)	300,000	287,001
See financial notes

Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.13%, 11/06/30 (a)	180,000	181,413
4.13%, 05/11/35	275,000	268,062
4.75%, 01/06/36 (a)	180,000	182,165
6.38%, 12/15/38 (e)	500,000	567,450
5.50%, 03/25/40 (e)	225,000	234,747
5.13%, 10/15/41 (e)	100,000	99,493
4.55%, 08/12/43	175,000	160,344
4.38%, 05/11/45	430,000	376,929
4.00%, 05/10/46	280,000	231,753
3.75%, 09/12/46	200,000	158,762
3.13%, 11/07/49 (a)(e)	200,000	138,562
3.25%, 04/06/50 (a)	350,000	247,159
3.00%, 11/26/51 (a)(e)	200,000	132,500
Shell International Finance BV
2.38%, 11/07/29 (a)	100,000	95,053
4.13%, 05/11/35	75,000	75,531
6.38%, 12/15/38	100,000	113,342
2.88%, 11/26/41 (a)	50,000	37,667
3.63%, 08/21/42	80,000	65,559
4.38%, 05/11/45	75,000	65,957
4.00%, 05/10/46	75,000	62,613
South Bow USA Infrastructure Holdings LLC
4.91%, 09/01/27 (a)	150,000	151,641
5.03%, 10/01/29 (a)	200,000	204,452
5.58%, 10/01/34 (a)	200,000	203,862
6.18%, 10/01/54 (a)	150,000	147,027
Spectra Energy Partners LP
5.95%, 09/25/43 (a)	75,000	77,608
4.50%, 03/15/45 (a)	150,000	130,157
Suncor Energy, Inc.
7.15%, 02/01/32	100,000	113,383
5.95%, 12/01/34	75,000	80,610
6.80%, 05/15/38	96,000	108,656
6.50%, 06/15/38	75,000	82,683
6.85%, 06/01/39	150,000	169,050
4.00%, 11/15/47 (a)	150,000	117,542
3.75%, 03/04/51 (a)	150,000	109,976
Targa Resources Corp.
5.20%, 07/01/27 (a)	150,000	152,418
4.35%, 01/15/29 (a)	140,000	141,098
6.15%, 03/01/29 (a)	200,000	211,564
4.90%, 09/15/30 (a)	125,000	128,318
4.20%, 02/01/33 (a)	150,000	145,850
6.13%, 03/15/33 (a)	175,000	189,418
6.50%, 03/30/34 (a)	175,000	193,870
5.50%, 02/15/35 (a)	175,000	181,137
5.55%, 08/15/35 (a)	175,000	181,459
5.65%, 02/15/36 (a)	140,000	145,681
5.40%, 07/30/36 (a)	180,000	183,416
4.95%, 04/15/52 (a)	150,000	129,773
6.25%, 07/01/52 (a)	100,000	102,599
6.50%, 02/15/53 (a)	150,000	159,259
6.13%, 05/15/55 (a)	175,000	177,144
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00%, 01/15/28 (a)	200,000	200,126
5.50%, 03/01/30 (a)	250,000	254,437
4.88%, 02/01/31 (a)	200,000	202,580
4.00%, 01/15/32 (a)	175,000	169,984
TC PipeLines LP
3.90%, 05/25/27 (a)	100,000	99,872
Tennessee Gas Pipeline Co. LLC
7.00%, 10/15/28	100,000	107,616
7.63%, 04/01/37	75,000	90,591
Texas Eastern Transmission LP
7.00%, 07/15/32	100,000	113,905
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
TotalEnergies Capital International SA
3.46%, 02/19/29 (a)	150,000	148,766
2.83%, 01/10/30 (a)	200,000	193,314
2.99%, 06/29/41 (a)	175,000	135,140
3.46%, 07/12/49 (a)	200,000	147,518
3.13%, 05/29/50 (a)	450,000	309,055
3.39%, 06/29/60 (a)	150,000	99,936
TotalEnergies Capital SA
3.88%, 10/11/28	150,000	150,834
5.15%, 04/05/34 (a)	275,000	288,150
4.72%, 09/10/34 (a)	200,000	204,066
5.49%, 04/05/54 (a)	325,000	321,808
5.28%, 09/10/54 (a)	175,000	168,261
5.64%, 04/05/64 (a)	200,000	198,174
5.43%, 09/10/64 (a)	275,000	262,685
TotalEnergies Capital USA LLC
4.25%, 01/13/31 (a)	275,000	277,472
4.57%, 01/13/33 (a)	250,000	253,410
4.86%, 01/13/36 (a)	150,000	151,653
TransCanada PipeLines Ltd.
4.25%, 05/15/28 (a)	250,000	251,422
4.10%, 04/15/30 (a)	200,000	199,738
4.63%, 03/01/34 (a)	300,000	298,257
5.60%, 03/31/34	100,000	106,102
5.85%, 03/15/36	100,000	106,769
6.20%, 10/15/37	175,000	190,552
7.25%, 08/15/38	100,000	117,729
7.63%, 01/15/39	250,000	303,990
6.10%, 06/01/40	150,000	161,832
5.00%, 10/16/43 (a)	75,000	72,221
4.88%, 05/15/48 (a)	100,000	90,053
5.10%, 03/15/49 (a)	150,000	143,475
7.00%, 06/01/65 (a)(b)	150,000	156,159
Transcontinental Gas Pipe Line Co. LLC
4.00%, 03/15/28 (a)	100,000	100,186
3.25%, 05/15/30 (a)	100,000	96,834
5.10%, 03/15/36 (a)(e)	180,000	183,470
5.40%, 08/15/41 (a)	100,000	100,082
4.45%, 08/01/42 (a)	100,000	89,848
4.60%, 03/15/48 (a)	100,000	87,818
3.95%, 05/15/50 (a)	100,000	78,987
5.75%, 03/15/56 (a)(e)	130,000	130,944
Valero Energy Corp.
2.15%, 09/15/27 (a)	150,000	146,070
4.35%, 06/01/28 (a)	150,000	151,229
4.00%, 04/01/29 (a)	50,000	50,036
5.15%, 02/15/30 (a)	150,000	155,562
2.80%, 12/01/31 (a)	75,000	69,371
7.50%, 04/15/32	150,000	174,253
6.63%, 06/15/37	275,000	308,987
4.90%, 03/15/45	130,000	119,380
3.65%, 12/01/51 (a)	150,000	106,953
4.00%, 06/01/52 (a)	75,000	56,960
Valero Energy Partners LP
4.50%, 03/15/28 (a)	100,000	100,979
Viper Energy Partners LLC
4.90%, 08/01/30 (a)	90,000	91,978
5.70%, 08/01/35 (a)	190,000	197,152
Western Midstream Operating LP
4.50%, 03/01/28 (a)	200,000	201,564
4.75%, 08/15/28 (a)	50,000	50,752
6.35%, 01/15/29 (a)	100,000	105,651
4.05%, 02/01/30 (a)(f)	200,000	197,656
4.80%, 03/01/31 (a)	100,000	100,903
6.15%, 04/01/33 (a)	150,000	160,504
5.45%, 11/15/34 (a)	150,000	152,675
See financial notes
Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.50%, 12/15/35 (a)	100,000	100,936
5.45%, 04/01/44 (a)	100,000	92,382
5.30%, 03/01/48 (a)	150,000	132,546
5.50%, 08/15/48 (a)	100,000	90,494
5.25%, 02/01/50 (a)(f)	175,000	152,107
Williams Cos., Inc.
3.75%, 06/15/27 (a)	275,000	274,499
5.30%, 08/15/28 (a)	150,000	154,863
4.90%, 03/15/29 (a)	200,000	205,164
4.80%, 11/15/29 (a)	75,000	76,887
4.63%, 06/30/30 (a)	150,000	152,640
3.50%, 11/15/30 (a)	150,000	145,374
7.50%, 01/15/31	75,000	85,761
2.60%, 03/15/31 (a)	275,000	254,402
8.75%, 03/15/32	50,000	61,057
4.65%, 08/15/32 (a)	150,000	151,913
5.65%, 03/15/33 (a)	350,000	370,370
5.15%, 03/15/34 (a)	225,000	230,794
5.60%, 03/15/35 (a)	200,000	210,196
5.30%, 09/30/35 (a)	150,000	154,067
5.15%, 03/15/36 (a)	200,000	202,312
6.30%, 04/15/40	200,000	218,222
5.80%, 11/15/43 (a)	72,000	72,783
5.40%, 03/04/44 (a)	100,000	97,387
5.75%, 06/24/44 (a)	100,000	101,574
4.90%, 01/15/45 (a)	100,000	91,542
5.10%, 09/15/45 (a)	200,000	187,356
4.85%, 03/01/48 (a)	150,000	133,500
3.50%, 10/15/51 (a)	125,000	88,434
5.30%, 08/15/52 (a)	150,000	140,309
5.80%, 11/15/54 (a)	150,000	149,568
6.00%, 03/15/55 (a)	75,000	76,978
5.95%, 03/15/56 (a)	200,000	203,162
Woodside Finance Ltd.
4.90%, 05/19/28 (a)	100,000	101,746
5.40%, 05/19/30 (a)	250,000	259,520
5.70%, 05/19/32 (a)	100,000	105,908
5.10%, 09/12/34 (a)	225,000	226,206
6.00%, 05/19/35 (a)	200,000	211,882
5.70%, 09/12/54 (a)	150,000	145,049
		102,470,323
Industrial Other 0.1%
American University
3.67%, 04/01/49	100,000	78,381
Booz Allen Hamilton, Inc.
5.95%, 08/04/33 (a)	150,000	154,024
5.95%, 04/15/35 (a)	150,000	152,311
Brown University
2.92%, 09/01/50 (a)	100,000	68,385
California Institute of Technology
4.32%, 08/01/45	100,000	89,739
3.65%, 09/01/19 (a)	150,000	98,803
Case Western Reserve University
5.41%, 06/01/22 (a)	50,000	47,565
Cintas Corp. No. 2
3.70%, 04/01/27 (a)	150,000	149,883
4.20%, 05/01/28 (a)	75,000	75,684
4.00%, 05/01/32 (a)	150,000	148,716
Claremont Mckenna College
3.78%, 01/01/22 (a)	50,000	33,759
Cornell University
4.17%, 06/15/30 (a)	90,000	91,275
4.84%, 06/15/34 (a)	100,000	103,470
4.73%, 06/15/35 (a)	90,000	92,119
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Duke University
2.68%, 10/01/44	100,000	76,394
2.76%, 10/01/50	25,000	16,665
2.83%, 10/01/55	100,000	65,649
Emory University
2.97%, 09/01/50 (a)	150,000	103,197
George Washington University
4.30%, 09/15/44	100,000	88,429
4.87%, 09/15/45	50,000	47,447
4.13%, 09/15/48 (a)	150,000	126,099
Georgetown University
4.32%, 04/01/49 (a)	50,000	43,144
2.94%, 04/01/50 (a)	100,000	67,118
5.22%, 10/01/18 (a)	50,000	45,586
Howard University
5.21%, 10/01/52 (a)	50,000	43,141
Jacobs Engineering Group, Inc.
6.35%, 08/18/28 (a)	125,000	131,372
5.90%, 03/01/33 (a)	100,000	105,554
Jacobs Solutions, Inc.
4.75%, 03/03/31 (a)	300,000	300,498
Johns Hopkins University
4.08%, 07/01/53	100,000	83,657
2.81%, 01/01/60 (a)	75,000	45,799
Leland Stanford Junior University
1.29%, 06/01/27 (a)	200,000	194,646
4.15%, 08/01/30 (a)	150,000	152,233
3.65%, 05/01/48 (a)	100,000	81,649
2.41%, 06/01/50 (a)	50,000	31,186
Massachusetts Institute of Technology
3.96%, 07/01/38	150,000	141,516
2.99%, 07/01/50 (a)	100,000	70,164
2.29%, 07/01/51 (a)	100,000	59,952
5.62%, 06/01/55 (a)	100,000	106,814
5.60%, 07/01/11	150,000	154,882
4.68%, 07/01/14	175,000	151,984
MasTec, Inc.
5.90%, 06/15/29 (a)	100,000	104,996
Northeastern University
2.89%, 10/01/50	75,000	51,737
Northwestern University
4.64%, 12/01/44	100,000	97,255
2.64%, 12/01/50 (a)	100,000	64,962
3.66%, 12/01/57 (a)	75,000	56,990
President & Fellows of Harvard College
4.61%, 02/15/35 (a)(c)	150,000	153,951
5.26%, 03/15/36 (a)	75,000	80,372
4.88%, 10/15/40	75,000	76,768
3.15%, 07/15/46 (a)	100,000	75,704
2.52%, 10/15/50 (a)	100,000	63,566
3.75%, 11/15/52 (a)	100,000	79,573
3.30%, 07/15/56 (a)	100,000	71,078
Quanta Services, Inc.
4.75%, 08/09/27 (a)	100,000	101,100
4.30%, 08/09/28 (a)	100,000	100,849
2.90%, 10/01/30 (a)	175,000	165,520
4.50%, 01/15/31 (a)	100,000	101,195
5.25%, 08/09/34 (a)	100,000	103,671
5.10%, 08/09/35 (a)	100,000	101,922
3.05%, 10/01/41 (a)	150,000	114,624
Thomas Jefferson University
3.85%, 11/01/57 (a)	75,000	55,857
Trustees of Boston College
3.13%, 07/01/52	100,000	71,402
See financial notes

Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Trustees of Columbia University in the City of New York
4.36%, 10/01/35 (a)	75,000	74,828
Trustees of Dartmouth College
4.27%, 06/01/30 (a)	50,000	50,817
Trustees of Princeton University
5.70%, 03/01/39	150,000	164,428
2.52%, 07/01/50 (a)	100,000	64,981
Trustees of the University of Pennsylvania
2.40%, 10/01/50 (a)	50,000	30,609
4.67%, 09/01/12	50,000	42,387
3.61%, 02/15/19 (a)	75,000	49,532
University of Chicago
2.76%, 04/01/45 (a)	100,000	81,360
2.55%, 04/01/50 (a)	100,000	66,643
4.00%, 10/01/53 (a)	50,000	40,709
University of Miami
4.06%, 04/01/52	100,000	82,619
University of Notre Dame du Lac
3.44%, 02/15/45	50,000	40,075
3.39%, 02/15/48 (a)	100,000	77,541
University of Southern California
3.03%, 10/01/39	150,000	127,884
3.84%, 10/01/47 (a)	75,000	62,374
2.95%, 10/01/51 (a)	100,000	67,659
4.98%, 10/01/53 (a)	100,000	96,252
3.23%, 10/01/20 (a)	100,000	60,122
Washington University
3.52%, 04/15/54 (a)	125,000	94,837
4.35%, 04/15/22 (a)	100,000	78,830
William Marsh Rice University
3.57%, 05/15/45	200,000	165,056
Yale University
1.48%, 04/15/30 (a)	50,000	45,718
4.70%, 04/15/32 (a)	100,000	104,024
2.40%, 04/15/50 (a)	100,000	62,456
		7,643,722
Technology 2.3%
Accenture Capital, Inc.
3.90%, 10/04/27 (a)	200,000	200,850
4.05%, 10/04/29 (a)	200,000	201,214
4.25%, 10/04/31 (a)	200,000	200,742
4.50%, 10/04/34 (a)	300,000	297,003
Adobe, Inc.
4.85%, 04/04/27 (a)	100,000	101,174
4.75%, 01/17/28 (a)	200,000	203,986
4.80%, 04/04/29 (a)	125,000	128,350
4.95%, 01/17/30 (a)	100,000	103,427
2.30%, 02/01/30 (a)	200,000	187,572
4.95%, 04/04/34 (a)	150,000	153,348
5.30%, 01/17/35 (a)	100,000	104,298
Advanced Micro Devices, Inc.
4.32%, 03/24/28 (a)	100,000	101,191
3.92%, 06/01/32 (a)	100,000	99,178
4.39%, 06/01/52 (a)	75,000	64,286
Alphabet, Inc.
0.80%, 08/15/27 (a)	150,000	144,359
3.88%, 11/15/28 (a)	180,000	181,316
3.70%, 02/15/29 (a)	500,000	500,505
4.00%, 05/15/30 (a)	150,000	151,104
1.10%, 08/15/30 (a)	450,000	401,161
4.10%, 11/15/30 (a)	460,000	464,191
4.10%, 02/15/31 (a)	500,000	503,505
4.38%, 11/15/32 (a)	230,000	233,160
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.40%, 02/15/33 (a)	1,075,000	1,084,524
4.50%, 05/15/35 (a)	250,000	251,715
4.70%, 11/15/35 (a)	650,000	658,261
4.80%, 02/15/36 (a)	750,000	762,480
1.90%, 08/15/40 (a)	250,000	172,725
5.35%, 11/15/45 (a)	370,000	371,746
5.50%, 02/15/46 (a)	300,000	305,895
2.05%, 08/15/50 (a)	450,000	248,440
5.25%, 05/15/55 (a)	300,000	291,654
5.45%, 11/15/55 (a)	740,000	735,989
5.65%, 02/15/56 (a)	750,000	767,572
2.25%, 08/15/60 (a)	375,000	197,370
5.30%, 05/15/65 (a)	300,000	284,814
5.75%, 02/15/66 (a)	330,000	336,296
5.70%, 11/15/75 (a)	510,000	510,168
Amdocs Ltd.
2.54%, 06/15/30 (a)	150,000	137,106
Analog Devices, Inc.
3.45%, 06/15/27 (a)	100,000	99,702
4.25%, 06/15/28 (a)	160,000	161,805
1.70%, 10/01/28 (a)	200,000	189,934
4.50%, 06/15/30 (a)	120,000	122,707
2.10%, 10/01/31 (a)	200,000	180,106
5.05%, 04/01/34 (a)	100,000	104,700
2.80%, 10/01/41 (a)	200,000	150,392
2.95%, 10/01/51 (a)	200,000	132,380
5.30%, 04/01/54 (a)	100,000	98,007
Apple, Inc.
3.20%, 05/11/27 (a)	350,000	348,747
3.00%, 06/20/27 (a)	200,000	198,782
2.90%, 09/12/27 (a)	350,000	346,643
3.00%, 11/13/27 (a)	300,000	297,759
1.20%, 02/08/28 (a)	450,000	430,501
4.00%, 05/10/28 (a)	250,000	252,217
4.00%, 05/12/28 (a)	300,000	302,763
1.40%, 08/05/28 (a)	400,000	380,440
3.25%, 08/08/29 (a)	225,000	222,419
2.20%, 09/11/29 (a)	350,000	333,560
4.15%, 05/10/30 (a)	100,000	101,613
1.65%, 05/11/30 (a)	300,000	275,646
4.20%, 05/12/30 (a)	200,000	203,318
1.25%, 08/20/30 (a)	200,000	179,536
1.65%, 02/08/31 (a)	500,000	452,760
1.70%, 08/05/31 (a)	200,000	179,392
4.50%, 05/12/32 (a)	200,000	206,476
3.35%, 08/08/32 (a)	300,000	291,039
4.30%, 05/10/33 (a)	175,000	178,993
4.75%, 05/12/35 (a)	200,000	206,688
4.50%, 02/23/36 (a)	200,000	204,724
2.38%, 02/08/41 (a)	300,000	220,140
3.85%, 05/04/43	580,000	497,866
4.45%, 05/06/44	250,000	232,685
3.45%, 02/09/45	400,000	316,700
4.38%, 05/13/45	350,000	316,764
4.65%, 02/23/46 (a)	725,000	675,693
3.85%, 08/04/46 (a)	350,000	288,914
4.25%, 02/09/47 (a)	195,000	170,003
3.75%, 09/12/47 (a)	200,000	160,890
3.75%, 11/13/47 (a)	250,000	201,147
2.95%, 09/11/49 (a)	300,000	205,161
2.65%, 05/11/50 (a)	475,000	302,613
2.40%, 08/20/50 (a)	250,000	150,595
2.65%, 02/08/51 (a)	575,000	362,733
2.70%, 08/05/51 (a)	300,000	190,797
3.95%, 08/08/52 (a)	300,000	242,061
4.85%, 05/10/53 (a)	250,000	239,710
2.55%, 08/20/60 (a)	300,000	169,092
See financial notes
Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.80%, 02/08/61 (a)	325,000	193,677
2.85%, 08/05/61 (a)	275,000	166,006
4.10%, 08/08/62 (a)	275,000	219,348
Applied Materials, Inc.
3.30%, 04/01/27 (a)	225,000	224,152
4.80%, 06/15/29 (a)	150,000	154,589
1.75%, 06/01/30 (a)	150,000	136,848
4.00%, 01/15/31 (a)	100,000	100,108
5.10%, 10/01/35 (a)	75,000	78,077
4.60%, 01/15/36 (a)	80,000	79,601
5.85%, 06/15/41	100,000	108,540
4.35%, 04/01/47 (a)	200,000	177,272
2.75%, 06/01/50 (a)	150,000	99,303
Arrow Electronics, Inc.
3.88%, 01/12/28 (a)	100,000	99,522
5.15%, 08/21/29 (a)	100,000	102,581
2.95%, 02/15/32 (a)	100,000	90,544
5.88%, 04/10/34 (a)	100,000	105,445
Atlassian Corp.
5.25%, 05/15/29 (a)	100,000	101,780
5.50%, 05/15/34 (a)	100,000	99,758
Autodesk, Inc.
3.50%, 06/15/27 (a)	100,000	99,435
2.85%, 01/15/30 (a)	100,000	95,339
2.40%, 12/15/31 (a)	200,000	179,242
5.30%, 06/15/35 (a)	90,000	91,653
Automatic Data Processing, Inc.
1.70%, 05/15/28 (a)	200,000	191,654
1.25%, 09/01/30 (a)	200,000	178,604
4.75%, 05/08/32 (a)	200,000	206,408
4.45%, 09/09/34 (a)	175,000	175,028
Avnet, Inc.
6.25%, 03/15/28 (a)	100,000	103,785
3.00%, 05/15/31 (a)	50,000	46,132
5.50%, 06/01/32 (a)	50,000	51,958
Baidu, Inc.
3.63%, 07/06/27	300,000	299,271
4.38%, 03/29/28 (a)	200,000	201,894
4.88%, 11/14/28 (a)	200,000	204,878
2.38%, 08/23/31 (a)(c)	200,000	184,458
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.50%, 01/15/28 (a)	150,000	149,399
Broadcom, Inc.
5.05%, 07/12/27 (a)	89,000	90,490
1.95%, 02/15/28 (a)	175,000	169,171
4.80%, 04/15/28 (a)	200,000	204,096
4.00%, 04/15/29 (a)(e)	150,000	150,407
4.75%, 04/15/29 (a)	300,000	306,954
5.05%, 07/12/29 (a)	400,000	413,684
4.35%, 02/15/30 (a)	250,000	253,145
5.00%, 04/15/30 (a)	150,000	155,117
5.05%, 04/15/30 (a)	150,000	155,517
4.60%, 07/15/30 (a)	310,000	316,913
4.20%, 10/15/30 (a)	180,000	180,995
4.15%, 11/15/30 (a)	350,000	351,232
4.30%, 01/15/31 (a)	250,000	252,235
2.45%, 02/15/31 (a)	525,000	485,347
5.15%, 11/15/31 (a)	325,000	340,304
4.55%, 02/15/32 (a)	150,000	152,027
4.15%, 04/15/32 (a)(e)	250,000	247,497
5.20%, 04/15/32 (a)	200,000	209,208
4.90%, 07/15/32 (a)	310,000	319,477
4.30%, 11/15/32 (a)	350,000	348,929
4.60%, 01/15/33 (a)	250,000	252,727
2.60%, 02/15/33 (a)	300,000	267,117
3.42%, 04/15/33 (a)	400,000	374,664
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.47%, 04/15/34 (a)	600,000	554,664
4.80%, 10/15/34 (a)	350,000	353,850
5.20%, 07/15/35 (a)	450,000	465,268
3.14%, 11/15/35 (a)(e)	575,000	502,803
4.95%, 01/15/36 (a)	200,000	202,464
4.80%, 02/15/36 (a)	400,000	401,168
3.19%, 11/15/36 (a)(e)	525,000	452,986
4.93%, 05/15/37 (a)(e)	463,000	463,111
4.90%, 02/15/38 (a)	310,000	308,748
3.50%, 02/15/41 (a)	625,000	518,406
3.75%, 02/15/51 (a)	325,000	250,838
5.70%, 01/15/56 (a)	275,000	282,791
Broadridge Financial Solutions, Inc.
2.90%, 12/01/29 (a)	150,000	142,151
2.60%, 05/01/31 (a)	200,000	181,418
Cadence Design Systems, Inc.
4.20%, 09/10/27	100,000	100,519
4.30%, 09/10/29 (a)	200,000	202,216
4.70%, 09/10/34 (a)	175,000	176,459
CDW LLC/CDW Finance Corp.
4.25%, 04/01/28 (a)	200,000	199,392
3.28%, 12/01/28 (a)	100,000	97,586
3.25%, 02/15/29 (a)	100,000	96,624
5.10%, 03/01/30 (a)	100,000	101,735
3.57%, 12/01/31 (a)	200,000	186,936
5.55%, 08/22/34 (a)	100,000	100,717
CGI, Inc.
4.95%, 03/14/30 (a)	125,000	127,054
2.30%, 09/14/31 (a)	100,000	89,113
Cisco Systems, Inc.
4.55%, 02/24/28 (a)	150,000	152,507
4.85%, 02/26/29 (a)	500,000	515,025
4.75%, 02/24/30 (a)	200,000	206,302
4.95%, 02/26/31 (a)	450,000	468,405
4.95%, 02/24/32 (a)	200,000	208,398
5.05%, 02/26/34 (a)	500,000	519,580
5.10%, 02/24/35 (a)	200,000	207,838
5.90%, 02/15/39	375,000	410,107
5.50%, 01/15/40	375,000	393,907
5.30%, 02/26/54 (a)	350,000	340,774
5.50%, 02/24/55 (a)	150,000	150,723
5.35%, 02/26/64 (a)	200,000	191,694
Concentrix Corp.
6.60%, 08/02/28 (a)	150,000	151,016
6.50%, 03/01/29 (a)	100,000	98,852
6.85%, 08/02/33 (a)	100,000	96,376
Corning, Inc.
5.75%, 08/15/40	100,000	106,363
4.75%, 03/15/42	100,000	94,463
5.35%, 11/15/48 (a)	100,000	99,184
3.90%, 11/15/49 (a)	100,000	79,488
4.38%, 11/15/57 (a)	150,000	125,516
5.85%, 11/15/68 (a)	50,000	50,085
5.45%, 11/15/79 (a)	190,000	179,833
Dell International LLC/EMC Corp.
6.10%, 07/15/27 (a)	97,000	99,524
5.25%, 02/01/28 (a)	194,000	198,437
4.75%, 04/01/28 (a)	170,000	172,708
4.15%, 02/15/29 (a)	130,000	130,452
5.30%, 10/01/29 (a)	291,000	301,787
4.35%, 02/01/30 (a)	145,000	145,832
5.00%, 04/01/30 (a)	170,000	174,859
6.20%, 07/15/30 (a)	197,000	211,602
4.50%, 02/15/31 (a)	220,000	221,100
5.30%, 04/01/32 (a)	170,000	176,681
4.75%, 10/06/32 (a)	220,000	221,951
See financial notes

Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.75%, 02/01/33 (a)	194,000	206,049
5.40%, 04/15/34 (a)	170,000	176,125
4.85%, 02/01/35 (a)	145,000	144,110
5.50%, 04/01/35 (a)	170,000	176,671
5.10%, 02/15/36 (a)	220,000	220,717
8.10%, 07/15/36 (a)	183,000	222,387
3.38%, 12/15/41 (a)	195,000	150,953
8.35%, 07/15/46 (a)	135,000	172,889
3.45%, 12/15/51 (a)	145,000	101,687
Dell, Inc.
7.10%, 04/15/28	73,000	77,509
6.50%, 04/15/38	73,000	79,398
DXC Technology Co.
2.38%, 09/15/28 (a)	150,000	141,581
Equifax, Inc.
5.10%, 12/15/27 (a)	150,000	152,778
5.10%, 06/01/28 (a)	150,000	153,225
4.80%, 09/15/29 (a)	100,000	101,857
3.10%, 05/15/30 (a)	100,000	95,411
2.35%, 09/15/31 (a)	200,000	179,302
Equinix Asia Financing Corp. Pte. Ltd.
4.40%, 03/15/31 (a)(h)	125,000	124,920
Equinix Europe 2 Financing Corp. LLC
4.60%, 11/15/30 (a)	230,000	232,682
4.70%, 03/15/33 (a)(h)	150,000	150,635
5.50%, 06/15/34 (a)	125,000	130,621
Equinix, Inc.
1.80%, 07/15/27 (a)	100,000	97,161
1.55%, 03/15/28 (a)	150,000	142,977
2.00%, 05/15/28 (a)	75,000	71,895
3.20%, 11/18/29 (a)	200,000	193,356
2.15%, 07/15/30 (a)	200,000	183,144
2.50%, 05/15/31 (a)	200,000	182,678
3.90%, 04/15/32 (a)	200,000	193,794
3.00%, 07/15/50 (a)	100,000	64,762
2.95%, 09/15/51 (a)	95,000	60,437
3.40%, 02/15/52 (a)	100,000	69,270
FactSet Research Systems, Inc.
2.90%, 03/01/27 (a)	100,000	98,654
3.45%, 03/01/32 (a)	100,000	91,634
Fidelity National Information Services, Inc.
1.65%, 03/01/28 (a)	150,000	143,166
2.25%, 03/01/31 (a)	200,000	180,266
5.10%, 07/15/32 (a)	150,000	152,601
3.10%, 03/01/41 (a)	100,000	74,024
4.50%, 08/15/46 (a)	75,000	63,538
Fiserv, Inc.
5.15%, 03/15/27 (a)	150,000	151,469
2.25%, 06/01/27 (a)	200,000	195,402
5.45%, 03/02/28 (a)	150,000	153,498
5.38%, 08/21/28 (a)	150,000	153,788
4.20%, 10/01/28 (a)	150,000	150,063
3.50%, 07/01/29 (a)	525,000	510,253
4.75%, 03/15/30 (a)	150,000	151,230
2.65%, 06/01/30 (a)	225,000	208,939
4.55%, 02/15/31 (a)	150,000	149,622
5.35%, 03/15/31 (a)	75,000	77,284
5.60%, 03/02/33 (a)	175,000	181,053
5.63%, 08/21/33 (a)	250,000	259,010
5.45%, 03/15/34 (a)	150,000	152,975
5.15%, 08/12/34 (a)	150,000	149,606
5.25%, 08/11/35 (a)	225,000	225,171
4.40%, 07/01/49 (a)	375,000	297,229
Flex Ltd.
6.00%, 01/15/28 (a)	100,000	103,332
4.88%, 06/15/29 (a)	100,000	101,888
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.88%, 05/12/30 (a)	100,000	101,867
5.25%, 01/15/32 (a)	100,000	102,658
5.38%, 11/13/35 (a)	110,000	111,224
Fortinet, Inc.
2.20%, 03/15/31 (a)	100,000	90,698
Gartner, Inc.
4.95%, 03/20/31 (a)	60,000	59,203
5.60%, 11/20/35 (a)	80,000	76,655
Genpact Luxembourg SARL/Genpact USA, Inc.
6.00%, 06/04/29 (a)	50,000	51,935
Genpact U.K. Finco PLC/Genpact USA, Inc.
4.95%, 11/18/30 (a)	60,000	59,340
Global Payments, Inc.
4.45%, 06/01/28 (a)	100,000	100,280
4.50%, 11/15/28 (a)	320,000	321,181
3.20%, 08/15/29 (a)	250,000	239,850
5.30%, 08/15/29 (a)	100,000	102,816
2.90%, 05/15/30 (a)	225,000	209,639
4.88%, 11/15/30 (a)	310,000	309,724
2.90%, 11/15/31 (a)	150,000	135,153
5.40%, 08/15/32 (a)	150,000	152,783
5.20%, 11/15/32 (a)	180,000	180,902
5.55%, 11/15/35 (a)	320,000	318,403
4.15%, 08/15/49 (a)	100,000	74,634
5.95%, 08/15/52 (a)	150,000	143,040
Hewlett Packard Enterprise Co.
4.05%, 09/15/27	160,000	160,302
4.40%, 09/25/27 (a)	200,000	201,220
5.25%, 07/01/28 (a)	100,000	102,678
4.15%, 09/15/28 (a)	150,000	150,357
4.55%, 10/15/29 (a)	300,000	303,678
4.40%, 10/15/30 (a)	150,000	150,246
4.85%, 10/15/31 (a)	250,000	253,662
5.00%, 10/15/34 (a)	350,000	346,297
6.20%, 10/15/35 (a)	150,000	162,642
6.35%, 10/15/45 (a)	262,000	269,493
5.60%, 10/15/54 (a)	275,000	253,250
HP, Inc.
3.00%, 06/17/27 (a)	200,000	197,530
4.75%, 01/15/28 (a)	150,000	151,877
4.00%, 04/15/29 (a)	200,000	198,820
5.40%, 04/25/30 (a)	100,000	103,735
3.40%, 06/17/30 (a)	75,000	72,144
2.65%, 06/17/31 (a)	200,000	181,220
4.20%, 04/15/32 (a)	150,000	145,703
5.50%, 01/15/33 (a)	150,000	154,142
6.10%, 04/25/35 (a)	100,000	106,943
6.00%, 09/15/41	225,000	225,637
IBM International Capital Pte. Ltd.
4.60%, 02/05/29 (a)	100,000	101,880
4.75%, 02/05/31 (a)	150,000	152,849
4.90%, 02/05/34 (a)	200,000	202,560
5.25%, 02/05/44 (a)	200,000	192,644
5.30%, 02/05/54 (a)	250,000	233,025
Intel Corp.
3.75%, 03/25/27 (a)	225,000	224,626
3.15%, 05/11/27 (a)	150,000	148,563
3.75%, 08/05/27 (a)	250,000	249,210
4.88%, 02/10/28 (a)	300,000	304,764
1.60%, 08/12/28 (a)	200,000	189,148
4.00%, 08/05/29 (a)	200,000	199,534
2.45%, 11/15/29 (a)	350,000	330,043
5.13%, 02/10/30 (a)	250,000	257,962
3.90%, 03/25/30 (a)	300,000	296,625
5.00%, 02/21/31 (a)	100,000	102,944
2.00%, 08/12/31 (a)	200,000	177,372
See financial notes
Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.15%, 08/05/32 (a)	250,000	244,615
4.00%, 12/15/32	150,000	145,091
5.20%, 02/10/33 (a)	400,000	412,436
5.15%, 02/21/34 (a)	150,000	153,228
4.60%, 03/25/40 (a)	150,000	136,341
2.80%, 08/12/41 (a)	150,000	107,064
4.80%, 10/01/41	170,000	153,935
4.25%, 12/15/42	100,000	83,007
5.63%, 02/10/43 (a)	200,000	196,244
4.90%, 07/29/45 (a)	175,000	153,832
4.10%, 05/19/46 (a)	250,000	194,587
4.10%, 05/11/47 (a)	175,000	135,298
3.73%, 12/08/47 (a)	350,000	253,750
3.25%, 11/15/49 (a)	400,000	262,364
4.75%, 03/25/50 (a)	400,000	333,756
3.05%, 08/12/51 (a)	250,000	157,477
4.90%, 08/05/52 (a)	375,000	316,882
5.70%, 02/10/53 (a)	350,000	332,419
5.60%, 02/21/54 (a)	200,000	188,846
3.10%, 02/15/60 (a)	160,000	91,653
4.95%, 03/25/60 (a)	175,000	145,353
3.20%, 08/12/61 (a)	175,000	101,738
5.05%, 08/05/62 (a)	150,000	125,046
5.90%, 02/10/63 (a)	250,000	240,545
International Business Machines Corp.
1.70%, 05/15/27 (a)	200,000	195,054
4.15%, 07/27/27 (a)	150,000	150,876
6.22%, 08/01/27	130,000	134,401
4.50%, 02/06/28 (a)	200,000	202,576
4.65%, 02/10/28 (a)	175,000	177,663
4.00%, 02/03/29 (a)	100,000	100,377
3.50%, 05/15/29	600,000	591,402
4.80%, 02/10/30 (a)	175,000	179,335
1.95%, 05/15/30 (a)	200,000	183,490
4.30%, 02/03/31 (a)	100,000	100,599
2.72%, 02/09/32 (a)	100,000	91,755
5.00%, 02/10/32 (a)	175,000	180,243
4.40%, 07/27/32 (a)	100,000	100,098
5.88%, 11/29/32	100,000	108,421
4.60%, 02/03/33 (a)	100,000	100,795
4.75%, 02/06/33 (a)	150,000	152,841
5.20%, 02/10/35 (a)	175,000	180,686
4.95%, 02/03/36 (a)	400,000	399,328
4.15%, 05/15/39	350,000	313,960
5.60%, 11/30/39	150,000	156,076
2.85%, 05/15/40 (a)	100,000	75,835
4.00%, 06/20/42	200,000	168,804
4.70%, 02/19/46	150,000	133,695
4.25%, 05/15/49	600,000	486,432
2.95%, 05/15/50 (a)	200,000	129,346
3.43%, 02/09/52 (a)	150,000	103,473
4.90%, 07/27/52 (a)	150,000	132,750
5.10%, 02/06/53 (a)	150,000	136,583
5.70%, 02/10/55 (a)	175,000	172,487
5.80%, 02/03/56 (a)	150,000	150,357
7.13%, 12/01/96	75,000	88,133
Intuit, Inc.
1.35%, 07/15/27 (a)	150,000	145,245
5.13%, 09/15/28 (a)	150,000	154,422
1.65%, 07/15/30 (a)	100,000	90,308
5.20%, 09/15/33 (a)	200,000	207,000
5.50%, 09/15/53 (a)	225,000	213,106
Jabil, Inc.
4.25%, 05/15/27 (a)	125,000	125,469
3.95%, 01/12/28 (a)	100,000	99,821
4.20%, 02/01/29 (a)	100,000	100,179
3.60%, 01/15/30 (a)	100,000	97,362
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.00%, 01/15/31 (a)	200,000	187,614
4.75%, 02/01/33 (a)	100,000	99,686
Juniper Networks, Inc.
3.75%, 08/15/29 (a)	100,000	98,334
2.00%, 12/10/30 (a)	75,000	67,394
5.95%, 03/15/41	100,000	102,256
Keysight Technologies, Inc.
4.60%, 04/06/27 (a)	150,000	150,854
3.00%, 10/30/29 (a)	100,000	96,622
5.35%, 07/30/30 (a)	150,000	157,233
4.95%, 10/15/34 (a)	100,000	102,058
KLA Corp.
4.10%, 03/15/29 (a)	100,000	100,589
4.65%, 07/15/32 (a)	200,000	205,058
4.70%, 02/01/34 (a)	100,000	101,514
5.00%, 03/15/49 (a)	75,000	70,306
3.30%, 03/01/50 (a)	150,000	106,739
4.95%, 07/15/52 (a)	275,000	255,021
5.25%, 07/15/62 (a)	150,000	141,852
Kyndryl Holdings, Inc.
2.70%, 10/15/28 (a)	75,000	69,097
3.15%, 10/15/31 (a)	150,000	127,134
6.35%, 02/20/34 (a)	100,000	95,566
4.10%, 10/15/41 (a)	100,000	71,789
Lam Research Corp.
4.00%, 03/15/29 (a)	150,000	150,698
1.90%, 06/15/30 (a)	200,000	183,700
4.88%, 03/15/49 (a)	150,000	140,031
2.88%, 06/15/50 (a)	150,000	99,048
3.13%, 06/15/60 (a)	75,000	47,674
Leidos, Inc.
4.10%, 03/15/29 (a)	100,000	100,259
4.38%, 05/15/30 (a)	150,000	150,542
2.30%, 02/15/31 (a)	200,000	181,698
5.40%, 03/15/32 (a)	75,000	78,257
5.75%, 03/15/33 (a)	100,000	106,412
5.50%, 03/15/35 (a)	100,000	104,358
5.00%, 03/15/36 (a)	150,000	149,696
Marvell Technology, Inc.
2.45%, 04/15/28 (a)	100,000	96,825
4.88%, 06/22/28 (a)	100,000	101,881
5.75%, 02/15/29 (a)	100,000	104,489
4.75%, 07/15/30 (a)	100,000	101,976
2.95%, 04/15/31 (a)	100,000	93,501
5.95%, 09/15/33 (a)	100,000	107,441
5.45%, 07/15/35 (a)	100,000	103,930
Mastercard, Inc.
3.30%, 03/26/27 (a)	150,000	149,465
4.10%, 01/15/28 (a)	150,000	151,287
3.50%, 02/26/28 (a)	100,000	99,950
4.88%, 03/09/28 (a)	150,000	153,408
4.55%, 03/15/28 (a)	75,000	76,274
2.95%, 06/01/29 (a)	150,000	146,219
3.35%, 03/26/30 (a)	300,000	294,846
1.90%, 03/15/31 (a)	75,000	68,111
2.00%, 11/18/31 (a)	100,000	90,054
4.35%, 01/15/32 (a)	200,000	202,830
4.95%, 03/15/32 (a)	95,000	99,329
4.85%, 03/09/33 (a)	150,000	155,253
4.88%, 05/09/34 (a)	175,000	180,533
4.55%, 01/15/35 (a)	225,000	226,521
3.80%, 11/21/46 (a)	100,000	81,278
3.95%, 02/26/48 (a)	100,000	81,681
3.65%, 06/01/49 (a)	175,000	134,915
3.85%, 03/26/50 (a)	275,000	218,036
2.95%, 03/15/51 (a)	150,000	100,055
See financial notes

Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Microchip Technology, Inc.
4.90%, 03/15/28	175,000	177,919
5.05%, 03/15/29 (a)	150,000	154,068
5.05%, 02/15/30 (a)	175,000	179,737
Micron Technology, Inc.
5.30%, 01/15/31 (a)	150,000	157,606
2.70%, 04/15/32 (a)	200,000	182,862
5.65%, 11/01/32 (a)	75,000	79,970
5.88%, 02/09/33 (a)	150,000	161,485
5.88%, 09/15/33 (a)	200,000	215,088
5.80%, 01/15/35 (a)	200,000	214,276
6.05%, 11/01/35 (a)	200,000	217,474
3.37%, 11/01/41 (a)	100,000	79,618
3.48%, 11/01/51 (a)	100,000	73,417
Microsoft Corp.
3.40%, 06/15/27 (a)	75,000	74,883
1.35%, 09/15/30 (a)	100,000	90,402
3.50%, 02/12/35 (a)	350,000	331,772
4.20%, 11/03/35 (a)	150,000	151,100
3.45%, 08/08/36 (a)	300,000	277,173
4.10%, 02/06/37 (a)	150,000	146,816
5.20%, 06/01/39	150,000	159,246
4.50%, 10/01/40	100,000	98,868
5.30%, 02/08/41	150,000	157,249
3.50%, 11/15/42	75,000	62,812
3.75%, 02/12/45 (a)	100,000	83,728
4.45%, 11/03/45 (a)	175,000	162,428
3.70%, 08/08/46 (a)	299,000	243,987
4.25%, 02/06/47 (a)	200,000	177,644
4.50%, 06/15/47 (a)	100,000	91,523
2.53%, 06/01/50 (a)	1,150,000	715,507
2.50%, 09/15/50 (a)	250,000	154,815
2.92%, 03/17/52 (a)	1,225,000	816,732
4.00%, 02/12/55 (a)	100,000	81,022
3.95%, 08/08/56 (a)	75,000	59,750
4.50%, 02/06/57 (a)	150,000	134,957
2.68%, 06/01/60 (a)	679,000	394,390
3.04%, 03/17/62 (a)	345,000	216,898
Moody's Corp.
3.25%, 01/15/28 (a)	100,000	98,876
4.25%, 02/01/29 (a)	75,000	75,801
2.00%, 08/19/31 (a)	200,000	179,610
5.00%, 08/05/34 (a)	100,000	103,016
2.75%, 08/19/41 (a)	100,000	73,685
5.25%, 07/15/44	100,000	98,238
4.88%, 12/17/48 (a)	100,000	90,012
3.25%, 05/20/50 (a)	100,000	69,568
3.75%, 02/25/52 (a)	50,000	37,936
3.10%, 11/29/61 (a)	100,000	62,130
Motorola Solutions, Inc.
4.60%, 02/23/28 (a)	150,000	151,689
5.00%, 04/15/29 (a)	50,000	51,419
4.60%, 05/23/29 (a)	150,000	152,337
4.85%, 08/15/30 (a)	110,000	113,004
2.30%, 11/15/30 (a)	175,000	161,021
2.75%, 05/24/31 (a)	150,000	139,214
5.60%, 06/01/32 (a)	100,000	106,298
5.20%, 08/15/32 (a)	90,000	93,929
5.40%, 04/15/34 (a)	200,000	209,020
5.55%, 08/15/35 (a)	170,000	178,984
5.50%, 09/01/44	50,000	49,773
MSCI, Inc.
5.25%, 09/01/35 (a)	250,000	250,275
5.15%, 03/15/36 (a)	90,000	89,165
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
NetApp, Inc.
2.38%, 06/22/27 (a)	150,000	146,979
2.70%, 06/22/30 (a)	100,000	93,846
5.50%, 03/17/32 (a)	100,000	104,273
5.70%, 03/17/35 (a)	100,000	104,266
Nokia OYJ
4.38%, 06/12/27	100,000	100,007
6.63%, 05/15/39	100,000	108,380
NVIDIA Corp.
1.55%, 06/15/28 (a)	300,000	286,443
2.85%, 04/01/30 (a)	250,000	240,542
2.00%, 06/15/31 (a)	225,000	204,925
3.50%, 04/01/40 (a)	200,000	172,654
3.50%, 04/01/50 (a)	375,000	286,267
3.70%, 04/01/60 (a)	75,000	56,364
NXP BV/NXP Funding LLC
5.55%, 12/01/28 (a)	100,000	103,549
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.15%, 05/01/27 (a)	100,000	99,119
4.40%, 06/01/27 (a)	100,000	100,532
4.30%, 08/19/28 (a)	100,000	100,664
4.30%, 06/18/29 (a)	150,000	150,942
3.40%, 05/01/30 (a)	200,000	193,832
2.50%, 05/11/31 (a)	200,000	183,222
2.65%, 02/15/32 (a)	200,000	180,678
4.85%, 08/19/32 (a)	60,000	60,961
5.00%, 01/15/33 (a)	150,000	153,320
5.25%, 08/19/35 (a)	150,000	153,305
3.25%, 05/11/41 (a)	175,000	134,965
3.13%, 02/15/42 (a)	100,000	74,571
3.25%, 11/30/51 (a)	100,000	67,283
Oracle Corp.
2.80%, 04/01/27 (a)	400,000	394,056
3.25%, 11/15/27 (a)	500,000	491,210
2.30%, 03/25/28 (a)	350,000	335,576
4.50%, 05/06/28 (a)	175,000	175,983
4.80%, 08/03/28 (a)	300,000	303,396
4.55%, 02/04/29 (a)	500,000	500,865
4.20%, 09/27/29 (a)	300,000	296,436
6.15%, 11/09/29 (a)	250,000	262,030
2.95%, 04/01/30 (a)	600,000	558,384
4.65%, 05/06/30 (a)	150,000	149,793
3.25%, 05/15/30 (a)	100,000	94,041
4.45%, 09/26/30 (a)	530,000	519,596
4.95%, 02/04/31 (a)	1,000,000	998,110
2.88%, 03/25/31 (a)	600,000	545,580
5.25%, 02/03/32 (a)	275,000	276,083
4.80%, 09/26/32 (a)	530,000	518,160
6.25%, 11/09/32 (a)	400,000	422,756
4.90%, 02/06/33 (a)	325,000	317,808
5.35%, 05/04/33 (a)	500,000	502,320
4.30%, 07/08/34 (a)	300,000	274,689
4.70%, 09/27/34 (a)	300,000	282,000
3.90%, 05/15/35 (a)	250,000	219,342
5.50%, 08/03/35 (a)	350,000	346,304
5.20%, 09/26/35 (a)	760,000	734,844
5.70%, 02/04/36 (a)	750,000	750,630
3.85%, 07/15/36 (a)	200,000	170,696
3.80%, 11/15/37 (a)	325,000	267,657
6.50%, 04/15/38	225,000	233,426
6.13%, 07/08/39	250,000	247,710
3.60%, 04/01/40 (a)	550,000	413,616
5.38%, 07/15/40	400,000	366,128
3.65%, 03/25/41 (a)	400,000	297,776
4.50%, 07/08/44 (a)	205,000	158,301
4.13%, 05/15/45 (a)	350,000	253,151
5.88%, 09/26/45 (a)	590,000	534,221
See financial notes
Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.55%, 02/04/46 (a)	750,000	732,082
4.00%, 07/15/46 (a)	545,000	380,884
4.00%, 11/15/47 (a)	400,000	275,900
3.60%, 04/01/50 (a)	825,000	516,367
3.95%, 03/25/51 (a)	600,000	396,900
6.90%, 11/09/52 (a)	450,000	445,005
5.55%, 02/06/53 (a)	400,000	334,092
5.38%, 09/27/54 (a)	330,000	266,920
4.38%, 05/15/55 (a)	225,000	155,763
6.00%, 08/03/55 (a)	375,000	330,821
5.95%, 09/26/55 (a)	695,000	611,788
6.70%, 02/04/56 (a)	750,000	727,522
3.85%, 04/01/60 (a)	650,000	395,954
4.10%, 03/25/61 (a)	275,000	177,295
5.50%, 09/27/64 (a)	225,000	178,837
6.13%, 08/03/65 (a)	175,000	151,937
6.10%, 09/26/65 (a)	400,000	346,716
6.85%, 02/04/66 (a)	500,000	479,860
Paychex, Inc.
5.10%, 04/15/30 (a)	250,000	255,447
5.35%, 04/15/32 (a)	300,000	307,854
5.60%, 04/15/35 (a)	200,000	205,060
PayPal Holdings, Inc.
3.90%, 06/01/27 (a)	100,000	100,124
4.45%, 03/06/28 (a)	100,000	101,176
2.85%, 10/01/29 (a)	300,000	289,350
2.30%, 06/01/30 (a)	200,000	186,894
4.40%, 06/01/32 (a)	200,000	200,532
5.15%, 06/01/34 (a)	150,000	152,865
5.10%, 04/01/35 (a)	100,000	101,118
3.25%, 06/01/50 (a)	150,000	104,954
5.05%, 06/01/52 (a)	175,000	157,124
5.50%, 06/01/54 (a)	75,000	71,528
5.25%, 06/01/62 (a)	125,000	114,568
Qorvo, Inc.
4.38%, 10/15/29 (a)	200,000	197,096
QUALCOMM, Inc.
3.25%, 05/20/27 (a)	350,000	348,334
1.30%, 05/20/28 (a)	117,000	111,092
2.15%, 05/20/30 (a)	200,000	186,344
4.50%, 05/20/30 (a)	100,000	102,009
1.65%, 05/20/32 (a)	208,000	179,883
4.25%, 05/20/32 (a)	100,000	100,783
4.75%, 05/20/32 (a)	100,000	102,853
5.40%, 05/20/33 (a)	150,000	159,867
4.65%, 05/20/35 (a)	175,000	177,065
5.00%, 05/20/35 (a)	100,000	102,385
4.80%, 05/20/45 (a)	300,000	276,966
4.30%, 05/20/47 (a)	250,000	212,372
3.25%, 05/20/50 (a)	175,000	122,292
4.50%, 05/20/52 (a)	200,000	169,764
6.00%, 05/20/53 (a)	225,000	238,124
RELX Capital, Inc.
4.00%, 03/18/29 (a)	150,000	149,894
4.75%, 03/27/30 (a)	150,000	153,089
3.00%, 05/22/30 (a)	175,000	167,172
4.75%, 05/20/32 (a)	100,000	101,950
5.25%, 03/27/35 (a)	100,000	102,979
Roper Technologies, Inc.
1.40%, 09/15/27 (a)	150,000	144,357
4.20%, 09/15/28 (a)	150,000	150,363
4.25%, 09/15/28 (a)	100,000	100,429
2.95%, 09/15/29 (a)	100,000	95,866
4.50%, 10/15/29 (a)	100,000	101,355
2.00%, 06/30/30 (a)	100,000	90,823
4.45%, 09/15/30 (a)	100,000	100,530
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.75%, 02/15/31 (a)	200,000	175,768
4.75%, 02/15/32 (a)	100,000	101,009
4.90%, 10/15/34 (a)	200,000	198,514
5.10%, 09/15/35 (a)	200,000	199,654
S&P Global, Inc.
2.45%, 03/01/27 (a)	200,000	197,316
4.75%, 08/01/28 (a)	150,000	153,215
2.70%, 03/01/29 (a)	250,000	241,722
4.25%, 05/01/29 (a)	175,000	176,592
2.50%, 12/01/29 (a)	100,000	95,086
1.25%, 08/15/30 (a)	50,000	44,339
4.25%, 01/15/31 (a)(e)	100,000	100,391
2.90%, 03/01/32 (a)	300,000	279,228
5.25%, 09/15/33 (a)	150,000	158,322
4.80%, 12/04/35 (a)(e)	100,000	100,231
3.25%, 12/01/49 (a)	100,000	71,096
3.70%, 03/01/52 (a)	200,000	152,234
2.30%, 08/15/60 (a)	100,000	51,553
3.90%, 03/01/62 (a)	100,000	75,625
Salesforce, Inc.
3.70%, 04/11/28 (a)	300,000	299,340
1.50%, 07/15/28 (a)	150,000	142,155
1.95%, 07/15/31 (a)	300,000	266,904
2.70%, 07/15/41 (a)	250,000	177,825
2.90%, 07/15/51 (a)	350,000	214,949
3.05%, 07/15/61 (a)	250,000	146,128
ServiceNow, Inc.
1.40%, 09/01/30 (a)	300,000	265,896
Skyworks Solutions, Inc.
3.00%, 06/01/31 (a)	100,000	91,108
Synopsys, Inc.
4.55%, 04/01/27	175,000	176,346
4.65%, 04/01/28 (a)	175,000	177,275
4.85%, 04/01/30 (a)	350,000	358,529
5.00%, 04/01/32 (a)	275,000	283,671
5.15%, 04/01/35 (a)	450,000	459,724
5.70%, 04/01/55 (a)	400,000	400,040
TD SYNNEX Corp.
2.38%, 08/09/28 (a)	100,000	95,829
4.30%, 01/17/29 (a)	100,000	100,122
2.65%, 08/09/31 (a)	100,000	90,791
6.10%, 04/12/34 (a)	100,000	106,029
5.30%, 10/10/35 (a)	100,000	99,505
Teledyne FLIR LLC
2.50%, 08/01/30 (a)	150,000	140,601
Teledyne Technologies, Inc.
2.25%, 04/01/28 (a)	200,000	193,516
2.75%, 04/01/31 (a)	150,000	140,295
Tencent Music Entertainment Group
2.00%, 09/03/30 (a)	200,000	183,876
Texas Instruments, Inc.
2.90%, 11/03/27 (a)	75,000	74,231
4.60%, 02/15/28 (a)	150,000	152,559
4.60%, 02/08/29 (a)	125,000	128,106
2.25%, 09/04/29 (a)	100,000	95,136
1.75%, 05/04/30 (a)	100,000	91,925
4.50%, 05/23/30 (a)	100,000	102,098
1.90%, 09/15/31 (a)	100,000	89,843
3.65%, 08/16/32 (a)	100,000	97,203
4.90%, 03/14/33 (a)	200,000	207,800
4.85%, 02/08/34 (a)	100,000	103,259
5.10%, 05/23/35 (a)	100,000	104,211
3.88%, 03/15/39 (a)	150,000	135,717
4.15%, 05/15/48 (a)	300,000	252,204
2.70%, 09/15/51 (a)	100,000	62,570
4.10%, 08/16/52 (a)	75,000	60,845
See financial notes

Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.00%, 03/14/53 (a)	100,000	93,655
5.15%, 02/08/54 (a)	150,000	144,633
5.05%, 05/18/63 (a)	275,000	251,575
TR Finance LLC
5.50%, 08/15/35	100,000	104,175
5.85%, 04/15/40	100,000	102,209
5.65%, 11/23/43 (a)	75,000	75,119
Trimble, Inc.
4.90%, 06/15/28 (a)	100,000	101,038
6.10%, 03/15/33 (a)	150,000	160,206
TSMC Arizona Corp.
3.88%, 04/22/27 (a)	200,000	200,108
2.50%, 10/25/31 (a)	250,000	231,390
4.25%, 04/22/32 (a)	200,000	202,886
3.13%, 10/25/41 (a)	250,000	211,382
3.25%, 10/25/51 (a)	200,000	157,560
4.50%, 04/22/52 (a)	200,000	194,644
VeriSign, Inc.
4.75%, 07/15/27 (a)	150,000	150,117
2.70%, 06/15/31 (a)	100,000	91,130
5.25%, 06/01/32 (a)	100,000	102,360
Verisk Analytics, Inc.
4.13%, 03/15/29 (a)	150,000	150,500
5.75%, 04/01/33 (a)	100,000	106,001
5.25%, 06/05/34 (a)	100,000	101,868
5.25%, 03/15/35 (a)	125,000	127,088
5.50%, 06/15/45 (a)	50,000	48,505
3.63%, 05/15/50 (a)	100,000	73,113
Visa, Inc.
1.90%, 04/15/27 (a)	300,000	294,288
0.75%, 08/15/27 (a)	150,000	144,149
2.75%, 09/15/27 (a)	150,000	148,098
3.80%, 02/12/29 (a)	375,000	377,040
2.05%, 04/15/30 (a)	300,000	280,476
4.10%, 02/12/31 (a)	150,000	151,790
1.10%, 02/15/31 (a)	200,000	175,916
4.40%, 02/12/33 (a)	100,000	101,154
4.15%, 12/14/35 (a)	180,000	176,294
2.70%, 04/15/40 (a)	150,000	117,237
4.30%, 12/14/45 (a)	670,000	591,215
3.65%, 09/15/47 (a)	150,000	118,917
2.00%, 08/15/50 (a)	300,000	165,405
VMware LLC
1.80%, 08/15/28 (a)	200,000	190,226
4.70%, 05/15/30 (a)	150,000	153,276
2.20%, 08/15/31 (a)	250,000	224,002
Western Union Co.
2.75%, 03/15/31 (a)	75,000	68,483
6.20%, 11/17/36	100,000	104,048
Workday, Inc.
3.50%, 04/01/27 (a)	200,000	199,014
3.70%, 04/01/29 (a)	150,000	147,534
3.80%, 04/01/32 (a)	225,000	213,777
Xilinx, Inc.
2.38%, 06/01/30 (a)	200,000	187,660
		141,730,744
Transportation 0.5%
American Airlines 2012-1 Class AA Pass-Through Trust
2.88%, 01/11/36	121,848	111,830
American Airlines 2015-1 Class A Pass-Through Trust
3.38%, 05/01/27	47,409	46,856
American Airlines 2015-2 Class AA Pass-Through Trust
3.60%, 03/22/29	109,983	108,993
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
American Airlines 2016-1 Class AA Pass-Through Trust
3.58%, 07/15/29	109,640	108,265
American Airlines 2016-2 Class AA Pass-Through Trust
3.20%, 12/15/29	113,978	111,667
American Airlines 2017-1 Class AA Pass-Through Trust
3.65%, 08/15/30	85,125	84,121
American Airlines 2019-1 Class AA Pass-Through Trust
3.15%, 08/15/33	80,931	76,937
American Airlines Pass-Through Trust
3.00%, 04/15/30	57,368	55,771
4.90%, 11/11/39	150,000	150,853
Burlington Northern Santa Fe LLC
3.25%, 06/15/27 (a)	100,000	99,544
6.20%, 08/15/36	50,000	56,001
6.15%, 05/01/37	100,000	112,268
5.75%, 05/01/40 (a)	150,000	160,531
5.05%, 03/01/41 (a)	100,000	100,138
5.40%, 06/01/41 (a)	100,000	103,274
4.95%, 09/15/41 (a)	100,000	98,792
4.40%, 03/15/42 (a)	100,000	91,106
4.38%, 09/01/42 (a)	150,000	135,353
4.45%, 03/15/43 (a)	200,000	180,724
5.15%, 09/01/43 (a)	100,000	98,493
4.90%, 04/01/44 (a)	175,000	166,978
4.55%, 09/01/44 (a)	165,000	149,310
4.15%, 04/01/45 (a)	175,000	149,558
4.70%, 09/01/45 (a)	100,000	92,287
3.90%, 08/01/46 (a)	100,000	81,840
4.13%, 06/15/47 (a)	100,000	84,143
4.05%, 06/15/48 (a)	150,000	123,612
4.15%, 12/15/48 (a)	200,000	167,186
3.55%, 02/15/50 (a)	150,000	112,094
3.05%, 02/15/51 (a)	100,000	67,510
3.30%, 09/15/51 (a)	150,000	105,705
2.88%, 06/15/52 (a)	150,000	96,279
4.45%, 01/15/53 (a)	200,000	171,522
5.20%, 04/15/54 (a)	300,000	287,169
5.50%, 03/15/55 (a)	275,000	274,653
5.55%, 03/15/56 (a)	175,000	175,885
5.80%, 03/15/56 (a)	170,000	177,322
Canadian National Railway Co.
6.90%, 07/15/28	150,000	160,383
4.20%, 03/12/31 (a)	50,000	50,354
3.85%, 08/05/32 (a)	150,000	146,977
5.85%, 11/01/33 (a)	100,000	109,195
4.38%, 09/18/34 (a)	150,000	149,362
4.75%, 11/12/35 (a)	70,000	71,086
6.20%, 06/01/36	75,000	84,003
6.38%, 11/15/37	50,000	56,841
3.20%, 08/02/46 (a)	150,000	111,140
3.65%, 02/03/48 (a)	100,000	77,845
4.45%, 01/20/49 (a)	150,000	131,214
2.45%, 05/01/50 (a)	200,000	121,990
4.40%, 08/05/52 (a)	100,000	86,794
6.13%, 11/01/53 (a)	50,000	54,511
Canadian Pacific Railway Co.
4.00%, 06/01/28 (a)	100,000	100,291
2.88%, 11/15/29 (a)	100,000	96,554
2.05%, 03/05/30 (a)	100,000	92,878
4.80%, 03/30/30 (a)	250,000	257,425
7.13%, 10/15/31	75,000	85,683
2.45%, 12/02/31 (a)	300,000	273,183
5.20%, 03/30/35 (a)	100,000	104,769
4.80%, 09/15/35 (a)	50,000	50,816
5.95%, 05/15/37	100,000	109,939
3.00%, 12/02/41 (a)	200,000	153,316
See financial notes
Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.30%, 05/15/43 (a)	100,000	88,894
4.80%, 08/01/45 (a)	100,000	94,647
4.95%, 08/15/45 (a)	100,000	95,509
4.70%, 05/01/48 (a)	75,000	68,186
3.50%, 05/01/50 (a)	100,000	74,061
3.10%, 12/02/51 (a)	275,000	187,830
4.20%, 11/15/69 (a)	100,000	76,907
6.13%, 09/15/15 (a)	150,000	155,713
CH Robinson Worldwide, Inc.
4.20%, 04/15/28 (a)	125,000	125,370
CSX Corp.
3.25%, 06/01/27 (a)	150,000	149,073
3.80%, 03/01/28 (a)	200,000	200,192
4.25%, 03/15/29 (a)	150,000	151,963
2.40%, 02/15/30 (a)	100,000	94,435
4.10%, 11/15/32 (a)	150,000	149,571
5.20%, 11/15/33 (a)	150,000	157,882
5.05%, 06/15/35 (a)	150,000	154,732
6.00%, 10/01/36	75,000	82,379
6.15%, 05/01/37	150,000	166,786
6.22%, 04/30/40	100,000	111,409
5.50%, 04/15/41 (a)	100,000	104,096
4.75%, 05/30/42 (a)	150,000	141,862
4.10%, 03/15/44 (a)	200,000	172,370
3.80%, 11/01/46 (a)	100,000	80,154
4.30%, 03/01/48 (a)	100,000	85,378
4.75%, 11/15/48 (a)	100,000	90,477
4.50%, 03/15/49 (a)	150,000	130,917
3.35%, 09/15/49 (a)	100,000	72,148
3.80%, 04/15/50 (a)	100,000	77,874
3.95%, 05/01/50 (a)	100,000	79,546
2.50%, 05/15/51 (a)	100,000	61,215
4.50%, 11/15/52 (a)	175,000	151,793
4.50%, 08/01/54 (a)	100,000	86,062
4.90%, 03/15/55 (a)	100,000	91,709
4.25%, 11/01/66 (a)	100,000	78,659
4.65%, 03/01/68 (a)	125,000	105,450
Delta Air Lines 2020-1 Class AA Pass-Through Trust
2.00%, 12/10/29	134,227	129,703
Delta Air Lines, Inc.
4.38%, 04/19/28 (a)	75,000	75,340
4.95%, 07/10/28 (a)	180,000	183,017
3.75%, 10/28/29 (a)	75,000	73,722
5.25%, 07/10/30 (a)	180,000	185,668
Federal Express Corp. Pass-Through Trusts
1.88%, 08/20/35	176,475	155,563
FedEx Corp.
3.40%, 02/15/28 (a)	100,000	99,134
3.10%, 08/05/29 (a)	200,000	194,673
4.25%, 05/15/30 (a)	100,000	100,900
2.40%, 05/15/31 (a)	225,000	207,077
4.90%, 01/15/34	75,000	76,717
3.90%, 02/01/35	50,000	47,746
3.25%, 05/15/41 (a)	100,000	78,894
3.88%, 08/01/42	75,000	62,342
4.10%, 04/15/43	100,000	84,499
5.10%, 01/15/44	75,000	71,409
4.10%, 02/01/45	75,000	62,072
4.75%, 11/15/45 (a)	175,000	156,831
4.55%, 04/01/46 (a)	225,000	196,072
4.40%, 01/15/47 (a)	100,000	84,741
4.05%, 02/15/48 (a)	150,000	120,239
4.95%, 10/17/48 (a)	150,000	137,109
5.25%, 05/15/50 (a)	225,000	215,685
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Fedex Freight Holding Co., Inc.
4.30%, 03/15/29 (a)(e)	200,000	200,492
4.65%, 03/15/31 (a)(e)	200,000	201,140
4.95%, 03/15/33 (a)(e)	200,000	199,956
5.25%, 03/15/36 (a)(e)	200,000	199,416
GXO Logistics, Inc.
6.25%, 05/06/29 (a)	100,000	105,709
2.65%, 07/15/31 (a)	100,000	91,515
6.50%, 05/06/34 (a)	75,000	81,777
JB Hunt Transport Services, Inc.
4.90%, 03/15/30 (a)	150,000	154,260
JetBlue 2019-1 Class AA Pass-Through Trust
2.75%, 11/15/33	71,956	64,832
JetBlue 2020-1 Class A Pass-Through Trust
4.00%, 05/15/34	67,282	64,490
Kirby Corp.
4.20%, 03/01/28 (a)	100,000	100,345
Norfolk Southern Corp.
7.80%, 05/15/27	75,000	78,536
3.15%, 06/01/27 (a)	50,000	49,603
3.80%, 08/01/28 (a)	150,000	149,941
2.55%, 11/01/29 (a)	100,000	95,357
5.05%, 08/01/30 (a)	100,000	104,031
2.30%, 05/15/31 (a)	75,000	68,532
3.00%, 03/15/32 (a)	100,000	93,473
4.45%, 03/01/33 (a)	100,000	100,743
5.55%, 03/15/34 (a)	75,000	79,834
5.10%, 05/01/35 (a)	75,000	77,514
4.84%, 10/01/41	100,000	95,955
3.95%, 10/01/42 (a)	130,000	110,435
4.45%, 06/15/45 (a)	150,000	132,150
4.65%, 01/15/46 (a)	150,000	134,691
3.94%, 11/01/47 (a)	125,000	100,339
4.15%, 02/28/48 (a)	100,000	82,750
4.10%, 05/15/49 (a)	50,000	40,580
3.40%, 11/01/49 (a)	100,000	72,287
3.05%, 05/15/50 (a)	100,000	67,137
2.90%, 08/25/51 (a)	100,000	64,205
4.05%, 08/15/52 (a)	150,000	118,742
3.70%, 03/15/53 (a)	75,000	55,573
4.55%, 06/01/53 (a)	150,000	128,574
5.35%, 08/01/54 (a)	200,000	193,942
3.16%, 05/15/55 (a)	125,000	82,203
5.95%, 03/15/64 (a)	100,000	103,568
5.10%, 08/01/18 (a)	50,000	44,097
4.10%, 05/15/21 (a)	100,000	70,129
Ryder System, Inc.
2.85%, 03/01/27 (a)	100,000	99,046
5.30%, 03/15/27 (a)	75,000	76,012
5.65%, 03/01/28 (a)	100,000	103,121
5.25%, 06/01/28 (a)	100,000	102,777
6.30%, 12/01/28 (a)	100,000	105,888
5.38%, 03/15/29 (a)	100,000	103,769
5.50%, 06/01/29 (a)	75,000	78,220
4.95%, 09/01/29 (a)	75,000	76,967
4.90%, 12/01/29 (a)	75,000	77,089
5.00%, 03/15/30 (a)	75,000	77,266
6.60%, 12/01/33 (a)	100,000	112,806
Southwest Airlines Co.
5.13%, 06/15/27 (a)	300,000	303,510
3.45%, 11/16/27 (a)	75,000	74,324
4.38%, 11/15/28 (a)	150,000	151,167
2.63%, 02/10/30 (a)	75,000	70,361
5.25%, 11/15/35 (a)	150,000	148,903
See financial notes

Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Triton Container International Ltd./TAL International Container Corp.
3.25%, 03/15/32 (a)	100,000	92,675
5.15%, 02/15/33 (a)	100,000	100,076
Union Pacific Corp.
3.00%, 04/15/27 (a)	100,000	99,310
3.95%, 09/10/28 (a)	250,000	251,217
6.63%, 02/01/29	75,000	81,166
3.70%, 03/01/29 (a)	150,000	149,638
2.40%, 02/05/30 (a)	200,000	189,236
2.38%, 05/20/31 (a)	200,000	184,974
2.80%, 02/14/32 (a)	250,000	232,780
4.50%, 01/20/33 (a)	200,000	204,078
3.38%, 02/01/35 (a)	75,000	68,795
5.10%, 02/20/35 (a)	175,000	182,618
2.89%, 04/06/36 (a)	150,000	129,081
3.60%, 09/15/37 (a)	100,000	90,445
3.55%, 08/15/39 (a)	100,000	87,064
3.20%, 05/20/41 (a)	200,000	160,448
3.38%, 02/14/42 (a)	75,000	60,344
4.05%, 11/15/45 (a)	75,000	62,898
4.05%, 03/01/46 (a)	100,000	83,218
3.35%, 08/15/46 (a)	75,000	55,805
4.00%, 04/15/47 (a)	75,000	61,596
4.50%, 09/10/48 (a)	100,000	87,987
4.30%, 03/01/49 (a)	100,000	85,041
3.25%, 02/05/50 (a)	325,000	228,904
3.80%, 10/01/51 (a)	200,000	154,026
2.95%, 03/10/52 (a)	150,000	97,536
4.95%, 09/09/52 (a)	75,000	69,943
3.50%, 02/14/53 (a)	250,000	180,745
4.95%, 05/15/53 (a)	100,000	92,622
5.60%, 12/01/54 (a)	175,000	177,214
3.88%, 02/01/55 (a)	50,000	38,401
3.95%, 08/15/59 (a)	100,000	76,146
3.84%, 03/20/60 (a)	350,000	258,440
3.55%, 05/20/61 (a)	100,000	69,138
2.97%, 09/16/62 (a)	150,000	90,111
5.15%, 01/20/63 (a)	100,000	93,131
4.10%, 09/15/67 (a)	100,000	75,414
3.75%, 02/05/70 (a)	125,000	86,883
3.80%, 04/06/71 (a)	225,000	158,056
3.85%, 02/14/72 (a)	100,000	70,841
United Airlines 2016-1 Class AA Pass-Through Trust
3.10%, 01/07/30	82,724	80,854
United Airlines 2016-2 Class AA Pass-Through Trust
2.88%, 04/07/30	60,221	58,397
United Airlines 2018-1 Class AA Pass-Through Trust
3.50%, 09/01/31	97,589	95,778
United Airlines 2019-1 Class AA Pass-Through Trust
4.15%, 02/25/33	61,133	60,466
United Airlines 2019-2 Class AA Pass-Through Trust
2.70%, 11/01/33	73,136	68,213
United Airlines 2020-1 Class A Pass-Through Trust
5.88%, 04/15/29	162,803	166,802
United Airlines 2023-1 Class A Pass-Through Trust
5.80%, 07/15/37	273,188	289,468
United Airlines Pass-Through Trust
5.45%, 08/15/38	140,962	146,734
5.88%, 08/15/38	70,481	72,594
United Parcel Service, Inc.
3.05%, 11/15/27 (a)	250,000	247,800
3.40%, 03/15/29 (a)	100,000	99,142
2.50%, 09/01/29 (a)	75,000	71,957
4.45%, 04/01/30 (a)	150,000	153,580
4.65%, 10/15/30 (a)	100,000	103,368
4.88%, 03/03/33 (a)	150,000	156,546
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.15%, 05/22/34 (a)	150,000	158,098
5.25%, 05/14/35 (a)	200,000	210,256
6.20%, 01/15/38	295,000	331,904
5.20%, 04/01/40 (a)	100,000	102,761
4.88%, 11/15/40 (a)	100,000	98,759
3.63%, 10/01/42	75,000	61,774
3.40%, 11/15/46 (a)	100,000	75,597
3.75%, 11/15/47 (a)	225,000	177,248
4.25%, 03/15/49 (a)	100,000	83,857
3.40%, 09/01/49 (a)	100,000	72,887
5.30%, 04/01/50 (a)	225,000	219,487
5.05%, 03/03/53 (a)	200,000	185,628
5.50%, 05/22/54 (a)	225,000	222,826
5.95%, 05/14/55 (a)	275,000	288,736
5.60%, 05/22/64 (a)	100,000	98,771
6.05%, 05/14/65 (a)	200,000	209,600
		29,213,529
		813,516,619

Utility 2.3%
Electric 2.1%
AEP Texas, Inc.
3.95%, 06/01/28 (a)	100,000	99,976
5.45%, 05/15/29 (a)	100,000	104,201
2.10%, 07/01/30 (a)	175,000	161,485
5.40%, 06/01/33 (a)	100,000	104,152
5.70%, 05/15/34 (a)	100,000	105,890
3.80%, 10/01/47 (a)	75,000	56,276
4.15%, 05/01/49 (a)	100,000	78,624
3.45%, 01/15/50 (a)	50,000	35,080
3.45%, 05/15/51 (a)	100,000	69,162
5.25%, 05/15/52 (a)	100,000	92,562
5.85%, 10/15/55 (a)	130,000	129,839
AEP Transmission Co. LLC
5.15%, 04/01/34 (a)	75,000	77,569
5.38%, 06/15/35 (a)	100,000	104,489
4.00%, 12/01/46 (a)	50,000	41,167
3.75%, 12/01/47 (a)	150,000	117,095
4.25%, 09/15/48 (a)	100,000	83,618
3.80%, 06/15/49 (a)	100,000	77,475
3.15%, 09/15/49 (a)	75,000	51,566
3.65%, 04/01/50 (a)	100,000	75,558
4.50%, 06/15/52 (a)	100,000	85,920
5.40%, 03/15/53 (a)	100,000	97,756
AES Corp.
5.45%, 06/01/28 (a)	200,000	204,630
2.45%, 01/15/31 (a)	200,000	185,458
5.80%, 03/15/32 (a)	150,000	156,481
Alabama Power Co.
3.75%, 09/01/27 (a)	100,000	100,147
1.45%, 09/15/30 (a)	150,000	134,376
4.30%, 03/15/31 (a)	90,000	90,901
3.05%, 03/15/32 (a)	150,000	140,859
3.94%, 09/01/32 (a)	75,000	73,826
5.85%, 11/15/33 (a)	75,000	81,313
5.10%, 04/02/35 (a)	100,000	103,669
6.13%, 05/15/38	50,000	55,761
6.00%, 03/01/39	100,000	109,405
3.85%, 12/01/42	75,000	63,158
4.15%, 08/15/44 (a)	100,000	85,647
3.75%, 03/01/45 (a)	100,000	80,182
4.30%, 01/02/46 (a)	50,000	42,920
3.70%, 12/01/47 (a)	100,000	77,888
4.30%, 07/15/48 (a)	150,000	126,539
3.45%, 10/01/49 (a)	100,000	73,071
See financial notes
Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.13%, 07/15/51 (a)	100,000	67,727
3.00%, 03/15/52 (a)	150,000	98,903
Alliant Energy Corp.
5.75%, 04/01/56 (a)(b)	130,000	129,344
Ameren Corp.
1.95%, 03/15/27 (a)	150,000	147,042
1.75%, 03/15/28 (a)	50,000	47,859
5.00%, 01/15/29 (a)	100,000	102,837
3.50%, 01/15/31 (a)	200,000	193,904
5.38%, 03/15/35 (a)	150,000	155,032
Ameren Illinois Co.
3.80%, 05/15/28 (a)	75,000	75,049
3.85%, 09/01/32 (a)	100,000	97,533
4.95%, 06/01/33 (a)	100,000	103,191
4.15%, 03/15/46 (a)	150,000	127,046
3.70%, 12/01/47 (a)	100,000	77,532
4.50%, 03/15/49 (a)	100,000	87,060
3.25%, 03/15/50 (a)	75,000	52,530
2.90%, 06/15/51 (a)	100,000	65,059
5.90%, 12/01/52 (a)	50,000	52,455
5.55%, 07/01/54 (a)	100,000	100,169
5.63%, 03/01/55 (a)	125,000	126,775
American Electric Power Co., Inc.
5.75%, 11/01/27 (a)	50,000	51,439
3.20%, 11/13/27 (a)	150,000	148,360
4.30%, 12/01/28 (a)	100,000	100,932
5.20%, 01/15/29 (a)	150,000	155,127
2.30%, 03/01/30 (a)	100,000	93,376
5.95%, 11/01/32 (a)	100,000	108,281
5.63%, 03/01/33 (a)	150,000	159,115
3.25%, 03/01/50 (a)	75,000	51,438
6.95%, 12/15/54 (a)(b)	100,000	108,196
7.05%, 12/15/54 (a)(b)	75,000	79,208
5.80%, 03/15/56 (a)(b)	265,000	266,609
6.05%, 03/15/56 (a)(b)	260,000	261,118
Appalachian Power Co.
3.30%, 06/01/27 (a)	100,000	99,178
2.70%, 04/01/31 (a)	150,000	139,095
5.65%, 04/01/34 (a)	100,000	105,593
7.00%, 04/01/38	100,000	114,691
4.45%, 06/01/45 (a)	75,000	64,056
4.50%, 03/01/49 (a)	100,000	84,545
3.70%, 05/01/50 (a)	100,000	74,129
Arizona Public Service Co.
2.60%, 08/15/29 (a)	100,000	95,340
6.35%, 12/15/32 (a)	100,000	110,031
5.55%, 08/01/33 (a)	150,000	157,741
5.70%, 08/15/34 (a)	150,000	159,093
4.50%, 04/01/42 (a)	150,000	134,911
4.25%, 03/01/49 (a)	100,000	81,546
3.35%, 05/15/50 (a)	150,000	104,439
2.65%, 09/15/50 (a)	150,000	91,146
5.90%, 08/15/55 (a)	210,000	216,229
Atlantic City Electric Co.
4.00%, 10/15/28 (a)	100,000	100,380
2.30%, 03/15/31 (a)	100,000	91,942
Avangrid, Inc.
3.80%, 06/01/29 (a)	100,000	99,279
Avista Corp.
4.35%, 06/01/48 (a)	100,000	84,207
4.00%, 04/01/52 (a)	75,000	58,597
Baltimore Gas & Electric Co.
2.25%, 06/15/31 (a)	100,000	91,399
5.30%, 06/01/34 (a)	75,000	78,405
5.45%, 06/01/35 (a)	100,000	105,070
6.35%, 10/01/36	100,000	112,149
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.50%, 08/15/46 (a)	150,000	113,733
4.25%, 09/15/48 (a)	100,000	84,139
3.20%, 09/15/49 (a)	75,000	51,827
4.55%, 06/01/52 (a)	100,000	86,148
5.40%, 06/01/53 (a)	150,000	146,554
5.65%, 06/01/54 (a)	75,000	75,774
Basin Electric Power Cooperative
5.85%, 10/15/55 (a)(e)	125,000	126,124
Berkshire Hathaway Energy Co.
3.25%, 04/15/28 (a)	150,000	148,578
3.70%, 07/15/30 (a)	150,000	148,566
1.65%, 05/15/31 (a)	75,000	66,389
6.13%, 04/01/36	298,000	326,888
5.95%, 05/15/37	100,000	109,063
5.15%, 11/15/43 (a)	100,000	97,227
4.50%, 02/01/45 (a)	150,000	131,382
3.80%, 07/15/48 (a)	150,000	115,883
4.45%, 01/15/49 (a)	175,000	148,020
4.25%, 10/15/50 (a)	175,000	144,342
2.85%, 05/15/51 (a)	250,000	157,687
4.60%, 05/01/53 (a)	200,000	169,862
Black Hills Corp.
5.95%, 03/15/28 (a)	75,000	77,808
2.50%, 06/15/30 (a)	50,000	46,599
4.55%, 01/31/31 (a)	80,000	80,806
4.35%, 05/01/33 (a)	150,000	147,216
6.15%, 05/15/34 (a)	75,000	81,575
6.00%, 01/15/35 (a)	75,000	80,897
3.88%, 10/15/49 (a)	100,000	76,622
CenterPoint Energy Houston Electric LLC
5.20%, 10/01/28 (a)	100,000	103,345
4.80%, 03/15/30 (a)	75,000	77,342
2.35%, 04/01/31 (a)	100,000	91,695
4.45%, 10/01/32 (a)	150,000	151,264
4.95%, 04/01/33 (a)	100,000	102,713
5.15%, 03/01/34 (a)	100,000	104,008
5.05%, 03/01/35 (a)	100,000	102,365
4.95%, 08/15/35 (a)	100,000	101,684
4.85%, 04/01/36 (a)	250,000	251,030
3.55%, 08/01/42 (a)	250,000	202,825
4.50%, 04/01/44 (a)	97,000	86,766
3.95%, 03/01/48 (a)	75,000	60,738
4.25%, 02/01/49 (a)	75,000	63,527
2.90%, 07/01/50 (a)	50,000	32,850
3.35%, 04/01/51 (a)	150,000	106,937
3.60%, 03/01/52 (a)	100,000	74,792
4.85%, 10/01/52 (a)	75,000	68,562
5.30%, 04/01/53 (a)	75,000	72,895
CenterPoint Energy, Inc.
5.40%, 06/01/29 (a)	150,000	156,054
2.95%, 03/01/30 (a)	88,000	84,383
6.85%, 02/15/55 (a)(b)	75,000	79,967
7.00%, 02/15/55 (a)(b)	75,000	78,952
6.70%, 05/15/55 (a)(b)	75,000	77,480
5.95%, 04/01/56 (a)(b)	125,000	126,061
Cleco Corporate Holdings LLC
4.97%, 05/01/46 (a)	75,000	66,702
Cleveland Electric Illuminating Co.
5.95%, 12/15/36	75,000	79,799
CMS Energy Corp.
3.45%, 08/15/27 (a)	100,000	99,303
4.88%, 03/01/44 (a)	100,000	91,388
4.75%, 06/01/50 (a)(b)	100,000	99,098
6.50%, 06/01/55 (a)(b)	175,000	182,738
See financial notes

Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Commonwealth Edison Co.
2.95%, 08/15/27 (a)	150,000	148,423
2.20%, 03/01/30 (a)	100,000	93,565
5.30%, 06/01/34 (a)	100,000	105,283
5.90%, 03/15/36	150,000	163,549
3.80%, 10/01/42 (a)	100,000	82,569
4.60%, 08/15/43 (a)	100,000	91,155
4.70%, 01/15/44 (a)	100,000	91,629
3.70%, 03/01/45 (a)	100,000	79,891
4.35%, 11/15/45 (a)	100,000	86,995
3.65%, 06/15/46 (a)	100,000	78,061
3.75%, 08/15/47 (a)	150,000	117,225
4.00%, 03/01/48 (a)	150,000	122,000
4.00%, 03/01/49 (a)	75,000	60,379
3.20%, 11/15/49 (a)	100,000	69,309
3.00%, 03/01/50 (a)	150,000	99,977
3.13%, 03/15/51 (a)	100,000	67,560
2.75%, 09/01/51 (a)	200,000	124,398
3.85%, 03/15/52 (a)	75,000	57,191
5.30%, 02/01/53 (a)	100,000	95,933
5.65%, 06/01/54 (a)	100,000	100,922
5.95%, 06/01/55 (a)	100,000	104,531
Connecticut Light & Power Co.
4.65%, 01/01/29 (a)	75,000	76,650
4.95%, 01/15/30 (a)	100,000	103,334
2.05%, 07/01/31 (a)	100,000	89,881
4.90%, 07/01/33 (a)	75,000	76,726
4.95%, 08/15/34 (a)	75,000	76,514
4.30%, 04/15/44 (a)	75,000	65,556
4.00%, 04/01/48 (a)	150,000	121,965
5.25%, 01/15/53 (a)	150,000	144,477
Consolidated Edison Co. of New York, Inc.
4.00%, 12/01/28 (a)	50,000	50,345
3.35%, 04/01/30 (a)	200,000	195,252
2.40%, 06/15/31 (a)	200,000	184,398
5.20%, 03/01/33 (a)	100,000	104,878
5.50%, 03/15/34 (a)	100,000	106,103
5.38%, 05/15/34 (a)	150,000	157,855
5.30%, 03/01/35	80,000	83,527
5.13%, 03/15/35 (a)	100,000	103,297
5.85%, 03/15/36	150,000	162,931
6.30%, 08/15/37	100,000	112,221
6.75%, 04/01/38	100,000	115,828
5.50%, 12/01/39	100,000	104,189
5.70%, 06/15/40	75,000	79,289
4.20%, 03/15/42	50,000	43,713
3.95%, 03/01/43 (a)	100,000	84,419
4.45%, 03/15/44 (a)	230,000	203,594
4.50%, 12/01/45 (a)	150,000	132,201
3.85%, 06/15/46 (a)	100,000	79,816
3.88%, 06/15/47 (a)	150,000	118,866
4.65%, 12/01/48 (a)	100,000	88,003
4.13%, 05/15/49 (a)	100,000	80,727
3.95%, 04/01/50 (a)	150,000	118,985
3.20%, 12/01/51 (a)	75,000	50,759
6.15%, 11/15/52 (a)	150,000	160,000
5.90%, 11/15/53 (a)	150,000	155,466
5.70%, 05/15/54 (a)	150,000	151,989
4.63%, 12/01/54 (a)	100,000	86,025
5.50%, 03/15/55 (a)	125,000	122,891
5.75%, 11/15/55 (a)	170,000	173,026
4.30%, 12/01/56 (a)	150,000	121,439
4.00%, 11/15/57 (a)	100,000	75,772
4.50%, 05/15/58 (a)	100,000	83,150
3.70%, 11/15/59 (a)	100,000	71,080
3.00%, 12/01/60 (a)	100,000	59,850
3.60%, 06/15/61 (a)	200,000	139,522
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Constellation Energy Generation LLC
3.90%, 01/08/28	150,000	150,096
5.60%, 03/01/28 (a)	150,000	154,720
4.40%, 01/15/31 (a)	125,000	125,884
5.00%, 02/01/31 (a)(e)	200,000	203,086
3.75%, 03/01/31 (a)(e)	200,000	194,570
5.80%, 03/01/33 (a)	150,000	161,010
6.13%, 01/15/34 (a)	100,000	109,414
6.25%, 10/01/39	162,000	177,696
5.75%, 10/01/41 (a)	100,000	103,757
5.60%, 06/15/42 (a)	100,000	101,688
6.50%, 10/01/53 (a)	175,000	192,979
5.75%, 03/15/54 (a)	150,000	150,838
5.88%, 01/15/66 (a)	150,000	149,947
Consumers Energy Co.
4.65%, 03/01/28 (a)	200,000	203,320
4.90%, 02/15/29 (a)	100,000	103,030
4.60%, 05/30/29 (a)	100,000	102,280
4.70%, 01/15/30 (a)	100,000	102,708
3.60%, 08/15/32 (a)	100,000	96,445
4.63%, 05/15/33 (a)	125,000	126,779
5.05%, 05/15/35 (a)	100,000	103,020
3.95%, 05/15/43 (a)	130,000	110,091
3.25%, 08/15/46 (a)	50,000	36,944
3.95%, 07/15/47 (a)	50,000	40,759
4.05%, 05/15/48 (a)	100,000	81,634
4.35%, 04/15/49 (a)	100,000	85,746
3.75%, 02/15/50 (a)	50,000	38,487
3.10%, 08/15/50 (a)	100,000	68,963
3.50%, 08/01/51 (a)	200,000	148,140
4.20%, 09/01/52 (a)	100,000	82,358
2.50%, 05/01/60 (a)	100,000	57,360
Dayton Power & Light Co.
4.55%, 08/15/30 (a)	110,000	110,970
3.95%, 06/15/49 (a)	100,000	77,238
Dominion Energy South Carolina, Inc.
2.30%, 12/01/31 (a)	75,000	68,075
6.63%, 02/01/32	75,000	84,398
5.30%, 05/15/33	50,000	52,720
5.30%, 01/15/35 (a)	100,000	104,541
6.05%, 01/15/38	100,000	110,001
5.45%, 02/01/41 (a)	100,000	102,291
4.60%, 06/15/43 (a)	75,000	68,876
6.25%, 10/15/53 (a)	100,000	109,082
5.10%, 06/01/65 (a)	100,000	91,741
Dominion Energy, Inc.
4.60%, 05/15/28 (a)	200,000	202,882
4.25%, 06/01/28 (a)	150,000	151,044
3.38%, 04/01/30 (a)	275,000	267,685
5.00%, 06/15/30 (a)	150,000	154,581
2.25%, 08/15/31 (a)	100,000	90,338
4.35%, 08/15/32 (a)	75,000	74,417
5.38%, 11/15/32 (a)	150,000	157,464
6.30%, 03/15/33	75,000	82,514
5.25%, 08/01/33	80,000	82,913
5.45%, 03/15/35 (a)	150,000	155,028
5.95%, 06/15/35	100,000	107,351
7.00%, 06/15/38	100,000	114,113
3.30%, 04/15/41 (a)	100,000	77,099
4.90%, 08/01/41 (a)	100,000	94,065
4.05%, 09/15/42 (a)	100,000	82,182
4.70%, 12/01/44 (a)	50,000	44,651
4.60%, 03/15/49 (a)	100,000	84,695
4.85%, 08/15/52 (a)	100,000	87,076
7.00%, 06/01/54 (a)(b)	150,000	162,991
6.88%, 02/01/55 (a)(b)	175,000	183,704
6.63%, 05/15/55 (a)(b)	200,000	207,958
See financial notes
Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.00%, 02/15/56 (a)(b)	250,000	254,042
6.20%, 02/15/56 (a)(b)	225,000	228,771
DTE Electric Co.
4.25%, 05/14/27	100,000	100,714
1.90%, 04/01/28 (a)	100,000	96,414
2.25%, 03/01/30 (a)	150,000	140,830
2.63%, 03/01/31 (a)	100,000	93,687
3.00%, 03/01/32 (a)	75,000	70,336
5.20%, 04/01/33 (a)	150,000	156,982
5.20%, 03/01/34 (a)	150,000	156,961
5.25%, 05/15/35 (a)	100,000	103,849
4.85%, 03/01/36 (a)	150,000	151,033
4.30%, 07/01/44 (a)	75,000	66,332
3.70%, 03/15/45 (a)	250,000	200,445
3.75%, 08/15/47 (a)	150,000	118,355
4.05%, 05/15/48 (a)	100,000	82,424
3.95%, 03/01/49 (a)	150,000	121,284
2.95%, 03/01/50 (a)	100,000	67,386
3.65%, 03/01/52 (a)	75,000	56,478
5.40%, 04/01/53 (a)	150,000	147,960
5.85%, 05/15/55 (a)	100,000	104,302
5.55%, 03/01/56 (a)	150,000	149,829
DTE Energy Co.
4.95%, 07/01/27 (a)	200,000	202,406
4.88%, 06/01/28 (a)	150,000	152,920
5.10%, 03/01/29 (a)	200,000	205,854
3.40%, 06/15/29 (a)	100,000	98,090
2.95%, 03/01/30 (a)	100,000	95,453
5.20%, 04/01/30 (a)	200,000	207,612
5.85%, 06/01/34 (a)	150,000	161,416
5.05%, 10/01/35 (a)	100,000	100,919
Duke Energy Carolinas LLC
3.95%, 11/15/28 (a)	150,000	150,571
2.45%, 08/15/29 (a)	150,000	143,083
2.45%, 02/01/30 (a)	100,000	94,527
4.85%, 03/15/30 (a)	100,000	103,455
2.55%, 04/15/31 (a)	75,000	69,880
6.45%, 10/15/32	130,000	145,257
4.95%, 01/15/33 (a)	200,000	207,386
4.85%, 01/15/34 (a)	100,000	102,134
5.25%, 03/15/35 (a)	100,000	104,305
6.10%, 06/01/37	100,000	109,329
6.00%, 01/15/38	100,000	109,345
6.05%, 04/15/38	150,000	164,250
5.30%, 02/15/40	150,000	153,277
4.25%, 12/15/41 (a)	155,000	138,348
4.00%, 09/30/42 (a)	100,000	85,490
3.75%, 06/01/45 (a)	150,000	120,155
3.88%, 03/15/46 (a)	100,000	80,751
3.70%, 12/01/47 (a)	75,000	57,923
3.95%, 03/15/48 (a)	100,000	80,482
3.20%, 08/15/49 (a)	150,000	105,569
3.45%, 04/15/51 (a)	50,000	35,771
3.55%, 03/15/52 (a)	100,000	73,456
5.35%, 01/15/53 (a)	150,000	146,046
5.40%, 01/15/54 (a)	150,000	147,450
Duke Energy Corp.
3.15%, 08/15/27 (a)	200,000	197,952
5.00%, 12/08/27 (a)	100,000	101,948
4.30%, 03/15/28 (a)	175,000	176,386
4.85%, 01/05/29 (a)	100,000	102,499
3.40%, 06/15/29 (a)	50,000	49,172
2.45%, 06/01/30 (a)	250,000	234,285
2.55%, 06/15/31 (a)	200,000	184,118
4.50%, 08/15/32 (a)	200,000	201,726
5.75%, 09/15/33 (a)	100,000	106,926
5.45%, 06/15/34 (a)	125,000	131,234
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.95%, 09/15/35 (a)	355,000	355,912
3.30%, 06/15/41 (a)	100,000	78,101
4.80%, 12/15/45 (a)	100,000	89,146
3.75%, 09/01/46 (a)	250,000	192,072
3.95%, 08/15/47 (a)	100,000	77,897
4.20%, 06/15/49 (a)	100,000	79,674
3.50%, 06/15/51 (a)	200,000	139,664
5.00%, 08/15/52 (a)	200,000	178,262
6.10%, 09/15/53 (a)	100,000	103,501
5.80%, 06/15/54 (a)	125,000	124,151
6.45%, 09/01/54 (a)(b)	175,000	184,515
5.70%, 09/15/55 (a)	130,000	127,334
Duke Energy Florida LLC
3.80%, 07/15/28 (a)	150,000	150,208
2.50%, 12/01/29 (a)	100,000	95,241
1.75%, 06/15/30 (a)	150,000	136,687
4.20%, 12/01/30 (a)	75,000	75,532
2.40%, 12/15/31 (a)	100,000	91,436
5.88%, 11/15/33 (a)	100,000	108,627
4.85%, 12/01/35 (a)	100,000	100,779
6.35%, 09/15/37	150,000	167,782
6.40%, 06/15/38	200,000	224,620
5.65%, 04/01/40	50,000	52,647
3.85%, 11/15/42 (a)	75,000	62,621
3.40%, 10/01/46 (a)	75,000	56,058
4.20%, 07/15/48 (a)	150,000	124,010
3.00%, 12/15/51 (a)	100,000	65,629
5.95%, 11/15/52 (a)	50,000	52,546
6.20%, 11/15/53 (a)	125,000	135,922
Duke Energy Indiana LLC
5.25%, 03/01/34 (a)	50,000	52,631
6.12%, 10/15/35	100,000	109,662
6.35%, 08/15/38	100,000	112,083
6.45%, 04/01/39	75,000	84,206
4.90%, 07/15/43 (a)	100,000	95,689
3.25%, 10/01/49 (a)	150,000	105,615
2.75%, 04/01/50 (a)	100,000	63,474
5.40%, 04/01/53 (a)	100,000	97,018
5.90%, 05/15/55 (a)	100,000	103,459
Duke Energy Ohio, Inc.
3.65%, 02/01/29 (a)	75,000	74,726
2.13%, 06/01/30 (a)	150,000	138,951
5.30%, 06/15/35 (a)	60,000	62,524
4.30%, 02/01/49 (a)	100,000	83,831
5.65%, 04/01/53 (a)	100,000	100,789
5.55%, 03/15/54 (a)	75,000	74,642
Duke Energy Progress LLC
3.70%, 09/01/28 (a)	100,000	99,913
3.45%, 03/15/29 (a)	150,000	148,332
2.00%, 08/15/31 (a)	150,000	134,947
3.40%, 04/01/32 (a)	75,000	71,834
5.25%, 03/15/33 (a)	100,000	104,882
5.10%, 03/15/34 (a)	75,000	78,086
5.05%, 03/15/35 (a)	150,000	153,969
6.30%, 04/01/38	75,000	83,581
4.10%, 05/15/42 (a)	100,000	86,740
4.10%, 03/15/43 (a)	150,000	129,524
4.38%, 03/30/44 (a)	75,000	66,236
4.15%, 12/01/44 (a)	78,000	66,591
4.20%, 08/15/45 (a)	100,000	84,814
3.70%, 10/15/46 (a)	100,000	78,331
3.60%, 09/15/47 (a)	75,000	57,304
2.50%, 08/15/50 (a)	150,000	90,110
4.00%, 04/01/52 (a)	75,000	59,309
5.35%, 03/15/53 (a)	150,000	145,209
5.55%, 03/15/55 (a)	125,000	125,111
See financial notes

Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Edison International
5.75%, 06/15/27 (a)	100,000	101,577
4.13%, 03/15/28 (a)	100,000	99,534
5.25%, 11/15/28 (a)	100,000	101,941
5.45%, 06/15/29 (a)	75,000	77,062
6.95%, 11/15/29 (a)	100,000	107,665
6.25%, 03/15/30 (a)	100,000	105,721
4.80%, 03/15/31 (a)	350,000	349,933
5.25%, 03/15/32 (a)	150,000	152,790
El Paso Electric Co.
6.00%, 05/15/35	44,000	46,731
5.00%, 12/01/44 (a)	100,000	91,771
Emera U.S. Finance LP
4.75%, 06/15/46 (a)	250,000	216,272
Enel Chile SA
4.88%, 06/12/28 (a)	200,000	203,228
Entergy Arkansas LLC
4.00%, 06/01/28 (a)	75,000	75,339
5.15%, 01/15/33 (a)	200,000	208,410
5.30%, 09/15/33 (a)	75,000	78,804
5.45%, 06/01/34 (a)	75,000	79,369
4.95%, 01/15/36 (a)	75,000	75,733
4.20%, 04/01/49 (a)	150,000	122,934
2.65%, 06/15/51 (a)	100,000	60,582
5.75%, 06/01/54 (a)	75,000	76,148
5.75%, 01/15/56 (a)	75,000	75,752
Entergy Corp.
1.90%, 06/15/28 (a)	150,000	143,367
2.80%, 06/15/30 (a)	100,000	94,588
2.40%, 06/15/31 (a)	150,000	136,215
3.75%, 06/15/50 (a)	50,000	37,035
7.13%, 12/01/54 (a)(b)	200,000	209,464
5.88%, 06/15/56 (a)(b)	110,000	110,700
6.10%, 06/15/56 (a)(b)	130,000	131,195
Entergy Louisiana LLC
3.12%, 09/01/27 (a)	75,000	74,411
3.25%, 04/01/28 (a)	100,000	99,117
1.60%, 12/15/30 (a)	75,000	66,974
2.35%, 06/15/32 (a)	100,000	89,560
4.00%, 03/15/33 (a)	100,000	97,344
5.35%, 03/15/34 (a)	100,000	105,251
5.15%, 09/15/34 (a)	100,000	103,397
4.90%, 04/15/36 (a)	150,000	150,294
3.10%, 06/15/41 (a)	100,000	77,513
4.95%, 01/15/45 (a)	75,000	70,031
4.20%, 09/01/48 (a)	175,000	143,220
4.20%, 04/01/50 (a)	150,000	121,704
2.90%, 03/15/51 (a)	150,000	95,961
4.75%, 09/15/52 (a)	100,000	88,422
5.70%, 03/15/54 (a)	150,000	150,625
5.80%, 03/15/55 (a)	100,000	101,843
5.65%, 04/15/56 (a)	150,000	148,920
Entergy Mississippi LLC
2.85%, 06/01/28 (a)	75,000	73,500
5.00%, 09/01/33 (a)	50,000	51,541
3.85%, 06/01/49 (a)	100,000	78,050
3.50%, 06/01/51 (a)	75,000	54,058
5.85%, 06/01/54 (a)	75,000	75,880
5.80%, 04/15/55 (a)	100,000	101,778
Entergy Texas, Inc.
1.75%, 03/15/31 (a)	150,000	133,829
5.25%, 04/15/35 (a)	100,000	103,638
4.50%, 03/30/39 (a)	100,000	94,612
3.55%, 09/30/49 (a)	100,000	72,834
5.00%, 09/15/52 (a)	75,000	67,661
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.80%, 09/01/53 (a)	50,000	51,100
5.55%, 09/15/54 (a)	100,000	97,769
Evergy Kansas Central, Inc.
3.10%, 04/01/27 (a)	200,000	198,522
5.25%, 03/15/35 (a)	100,000	102,743
4.13%, 03/01/42 (a)	100,000	86,959
4.10%, 04/01/43 (a)	75,000	64,520
4.25%, 12/01/45 (a)	100,000	85,029
3.25%, 09/01/49 (a)	100,000	69,833
3.45%, 04/15/50 (a)	50,000	36,342
5.70%, 03/15/53 (a)	100,000	101,177
Evergy Metro, Inc.
2.25%, 06/01/30 (a)	75,000	69,991
4.95%, 04/15/33 (a)	50,000	51,424
5.40%, 04/01/34 (a)	75,000	79,424
5.13%, 08/15/35 (a)	120,000	122,136
5.30%, 10/01/41 (a)	100,000	101,073
4.20%, 03/15/48 (a)	100,000	82,776
Evergy, Inc.
2.90%, 09/15/29 (a)	150,000	144,225
6.65%, 06/01/55 (a)(b)	100,000	103,190
Eversource Energy
2.90%, 03/01/27 (a)	100,000	98,979
4.60%, 07/01/27 (a)	75,000	75,562
3.30%, 01/15/28 (a)	100,000	98,778
5.45%, 03/01/28 (a)	200,000	205,292
5.95%, 02/01/29 (a)	100,000	104,951
4.25%, 04/01/29 (a)	150,000	150,643
1.65%, 08/15/30 (a)	200,000	178,888
4.45%, 12/15/30 (a)	100,000	100,757
2.55%, 03/15/31 (a)	100,000	91,834
5.85%, 04/15/31 (a)	150,000	159,568
3.38%, 03/01/32 (a)	150,000	140,695
5.13%, 05/15/33 (a)	150,000	153,313
5.50%, 01/01/34 (a)	100,000	103,810
5.95%, 07/15/34 (a)	100,000	106,920
3.45%, 01/15/50 (a)	150,000	106,731
6.10%, 08/15/56 (a)(b)	150,000	150,783
Exelon Corp.
2.75%, 03/15/27 (a)	100,000	98,842
5.15%, 03/15/28 (a)	200,000	204,666
5.15%, 03/15/29 (a)	125,000	129,190
4.05%, 04/15/30 (a)	200,000	199,494
5.13%, 03/15/31 (a)	100,000	104,226
3.35%, 03/15/32 (a)	100,000	94,582
5.30%, 03/15/33 (a)	150,000	157,078
5.45%, 03/15/34 (a)	125,000	131,305
4.95%, 06/15/35 (a)(e)	80,000	80,211
5.63%, 06/15/35	100,000	105,590
4.95%, 03/15/36 (a)	150,000	149,212
5.10%, 06/15/45 (a)	100,000	93,482
4.45%, 04/15/46 (a)	100,000	85,102
4.70%, 04/15/50 (a)	175,000	151,090
4.10%, 03/15/52 (a)	150,000	117,555
5.60%, 03/15/53 (a)	175,000	170,207
5.88%, 03/15/55 (a)	75,000	75,335
6.50%, 03/15/55 (a)(b)	175,000	183,594
FirstEnergy Corp.
3.90%, 07/15/27 (a)(f)	250,000	250,560
2.65%, 03/01/30 (a)	75,000	70,889
2.25%, 09/01/30 (a)	75,000	68,913
4.85%, 07/15/47 (a)(f)	125,000	111,584
3.40%, 03/01/50 (a)	100,000	70,125
See financial notes
Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
FirstEnergy Transmission LLC
4.55%, 01/15/30 (a)	100,000	101,490
4.75%, 01/15/33 (a)	130,000	131,154
5.00%, 01/15/35 (a)	100,000	101,446
Florida Power & Light Co.
3.30%, 05/30/27 (a)	75,000	74,683
5.05%, 04/01/28 (a)	175,000	179,476
4.40%, 05/15/28 (a)	175,000	177,334
5.15%, 06/15/29 (a)	150,000	156,195
4.63%, 05/15/30 (a)	100,000	102,553
2.45%, 02/03/32 (a)	300,000	273,996
5.10%, 04/01/33 (a)	150,000	156,106
4.80%, 05/15/33 (a)	150,000	153,940
5.63%, 04/01/34	50,000	53,967
5.30%, 06/15/34 (a)	225,000	237,280
5.00%, 08/01/34 (a)	100,000	103,393
4.95%, 06/01/35	75,000	76,849
4.70%, 02/15/36 (a)	100,000	100,325
5.65%, 02/01/37	100,000	108,193
5.95%, 02/01/38	100,000	109,987
5.96%, 04/01/39	100,000	109,713
5.69%, 03/01/40	75,000	79,433
5.25%, 02/01/41 (a)	75,000	76,160
4.13%, 02/01/42 (a)	100,000	88,590
4.05%, 06/01/42 (a)	100,000	87,501
3.80%, 12/15/42 (a)	100,000	83,694
4.05%, 10/01/44 (a)	150,000	127,737
3.70%, 12/01/47 (a)	100,000	77,965
3.95%, 03/01/48 (a)	200,000	162,076
4.13%, 06/01/48 (a)	150,000	124,626
3.99%, 03/01/49 (a)	100,000	80,871
3.15%, 10/01/49 (a)	100,000	70,446
2.88%, 12/04/51 (a)	200,000	130,068
5.30%, 04/01/53 (a)	175,000	171,157
5.60%, 06/15/54 (a)	150,000	152,943
5.70%, 03/15/55 (a)	175,000	180,372
5.80%, 03/15/65 (a)	150,000	154,596
5.60%, 02/15/66 (a)	200,000	198,898
Georgia Power Co.
3.25%, 03/30/27 (a)	75,000	74,633
4.65%, 05/16/28 (a)	200,000	203,334
4.00%, 10/01/28 (a)	130,000	130,724
2.65%, 09/15/29 (a)	150,000	143,823
4.55%, 03/15/30 (a)	100,000	102,018
4.85%, 03/15/31 (a)	100,000	103,322
4.70%, 05/15/32 (a)	100,000	102,459
4.95%, 05/17/33 (a)	200,000	206,362
5.25%, 03/15/34 (a)	150,000	156,640
5.20%, 03/15/35 (a)	150,000	155,829
4.75%, 09/01/40	75,000	72,428
4.30%, 03/15/42	150,000	134,685
4.30%, 03/15/43	100,000	88,634
3.70%, 01/30/50 (a)	100,000	76,319
3.25%, 03/15/51 (a)	100,000	69,782
5.13%, 05/15/52 (a)	150,000	141,733
5.50%, 10/01/55 (a)	90,000	88,961
Iberdrola International BV
6.75%, 07/15/36	100,000	116,235
Idaho Power Co.
4.20%, 03/01/48 (a)	150,000	125,486
5.50%, 03/15/53 (a)	100,000	99,876
5.80%, 04/01/54 (a)	75,000	77,598
Indiana Michigan Power Co.
6.05%, 03/15/37	75,000	82,559
4.55%, 03/15/46 (a)	100,000	88,257
3.75%, 07/01/47 (a)	100,000	77,664
4.25%, 08/15/48 (a)	100,000	82,793
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.25%, 05/01/51 (a)	75,000	51,163
5.63%, 04/01/53 (a)	100,000	100,810
5.60%, 03/15/56 (a)	125,000	124,669
Interstate Power & Light Co.
4.10%, 09/26/28 (a)	100,000	100,414
3.60%, 04/01/29 (a)	100,000	99,167
2.30%, 06/01/30 (a)	100,000	93,356
5.70%, 10/15/33 (a)	75,000	79,885
4.95%, 09/30/34 (a)	100,000	101,154
5.60%, 06/29/35 (a)	100,000	105,327
6.25%, 07/15/39	50,000	54,829
3.70%, 09/15/46 (a)	25,000	19,299
3.50%, 09/30/49 (a)	100,000	73,580
3.10%, 11/30/51 (a)	25,000	16,570
5.45%, 09/30/54 (a)	25,000	24,144
5.60%, 10/01/55 (a)	50,000	49,298
IPALCO Enterprises, Inc.
5.75%, 04/01/34 (a)	50,000	51,652
ITC Holdings Corp.
5.30%, 07/01/43 (a)	100,000	96,795
Jersey Central Power & Light Co.
4.15%, 01/15/29 (a)(e)	60,000	60,188
4.40%, 01/15/31 (a)(e)	90,000	90,550
5.10%, 01/15/35 (a)	150,000	154,114
5.15%, 01/15/36 (a)(e)	90,000	92,304
John Sevier Combined Cycle Generation LLC
4.63%, 01/15/42	113,554	113,221
Johnsonville Aeroderivative Combustion Turbine Generation LLC
5.08%, 10/01/54	123,453	120,585
Kentucky Utilities Co.
5.13%, 11/01/40 (a)	100,000	99,571
4.38%, 10/01/45 (a)	100,000	86,506
3.30%, 06/01/50 (a)	100,000	69,943
5.85%, 08/15/55 (a)	125,000	128,908
Louisville Gas & Electric Co.
5.45%, 04/15/33 (a)	75,000	79,264
4.25%, 04/01/49 (a)	100,000	83,159
5.85%, 08/15/55 (a)	150,000	153,952
MidAmerican Energy Co.
3.65%, 04/15/29 (a)	200,000	199,094
6.75%, 12/30/31	100,000	113,509
5.35%, 01/15/34 (a)	75,000	79,067
5.75%, 11/01/35	75,000	81,206
5.80%, 10/15/36	75,000	81,623
4.80%, 09/15/43 (a)	100,000	93,519
4.40%, 10/15/44 (a)	75,000	66,167
4.25%, 05/01/46 (a)	100,000	85,852
3.95%, 08/01/47 (a)	50,000	40,747
3.65%, 08/01/48 (a)	100,000	76,736
4.25%, 07/15/49 (a)	150,000	125,918
3.15%, 04/15/50 (a)	100,000	69,269
2.70%, 08/01/52 (a)	100,000	63,413
5.85%, 09/15/54 (a)	175,000	182,828
5.30%, 02/01/55 (a)	100,000	97,087
5.50%, 11/15/56 (a)	70,000	69,786
Mississippi Power Co.
4.25%, 03/15/42	100,000	88,044
3.10%, 07/30/51 (a)	100,000	67,852
National Grid PLC
5.60%, 06/12/28 (a)	150,000	155,185
5.81%, 06/12/33 (a)	150,000	160,396
5.42%, 01/11/34 (a)	150,000	156,736
National Rural Utilities Cooperative Finance Corp.
5.10%, 05/06/27 (a)	100,000	101,398
4.12%, 09/16/27 (a)	100,000	100,491
See financial notes

Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.40%, 02/07/28 (a)	200,000	198,722
4.75%, 02/07/28 (a)	100,000	101,744
4.80%, 03/15/28 (a)	100,000	101,915
4.15%, 08/25/28 (a)	210,000	211,506
5.05%, 09/15/28 (a)	75,000	77,060
4.85%, 02/07/29 (a)	150,000	154,059
4.05%, 02/09/29 (a)	100,000	100,495
3.70%, 03/15/29 (a)	100,000	99,532
5.15%, 06/15/29 (a)	100,000	103,784
4.95%, 02/07/30 (a)	100,000	103,588
2.40%, 03/15/30 (a)	100,000	94,094
5.00%, 02/07/31 (a)	100,000	103,910
1.35%, 03/15/31 (a)	100,000	87,445
1.65%, 06/15/31 (a)	100,000	88,065
8.00%, 03/01/32	100,000	120,268
2.75%, 04/15/32 (a)	100,000	91,970
4.02%, 11/01/32 (a)	100,000	98,794
4.15%, 12/15/32 (a)	100,000	98,922
5.80%, 01/15/33 (a)	75,000	81,212
5.00%, 08/15/34 (a)	100,000	103,243
4.40%, 11/01/48 (a)	50,000	43,269
4.30%, 03/15/49 (a)	100,000	85,617
7.13%, 09/15/53 (a)(b)	75,000	78,698
Nevada Power Co.
3.70%, 05/01/29 (a)	150,000	149,013
6.65%, 04/01/36	100,000	114,075
6.75%, 07/01/37	100,000	114,857
3.13%, 08/01/50 (a)	100,000	67,329
5.90%, 05/01/53 (a)	100,000	103,316
6.00%, 03/15/54 (a)	100,000	103,629
NextEra Energy Capital Holdings, Inc.
3.55%, 05/01/27 (a)	250,000	249,120
4.63%, 07/15/27 (a)	200,000	201,908
4.69%, 09/01/27	350,000	354,042
4.85%, 02/04/28	150,000	152,764
4.90%, 02/28/28 (a)	200,000	203,656
1.90%, 06/15/28 (a)	300,000	287,256
4.90%, 03/15/29 (a)	175,000	179,763
3.50%, 04/01/29 (a)	150,000	147,994
2.75%, 11/01/29 (a)	150,000	143,841
5.00%, 02/28/30 (a)	100,000	103,488
5.05%, 03/15/30 (a)	150,000	155,502
2.25%, 06/01/30 (a)	400,000	371,156
4.40%, 03/01/31 (a)	250,000	252,752
2.44%, 01/15/32 (a)	200,000	180,472
5.30%, 03/15/32 (a)	150,000	157,321
5.00%, 07/15/32 (a)	200,000	206,520
5.05%, 02/28/33 (a)	175,000	180,757
5.25%, 03/15/34 (a)	200,000	207,172
5.45%, 03/15/35 (a)	225,000	234,092
3.00%, 01/15/52 (a)	100,000	64,502
5.25%, 02/28/53 (a)	200,000	187,402
5.55%, 03/15/54 (a)	150,000	146,119
6.75%, 06/15/54 (a)(b)	200,000	212,926
6.70%, 09/01/54 (a)(b)	175,000	181,849
5.90%, 03/15/55 (a)	150,000	152,611
6.38%, 08/15/55 (a)(b)	275,000	286,049
6.50%, 08/15/55 (a)(b)	200,000	212,244
5.85%, 03/01/56 (a)	125,000	125,776
4.80%, 12/01/77 (a)(b)	100,000	99,227
5.65%, 05/01/79 (a)(b)	100,000	101,378
3.80%, 03/15/82 (a)(b)	100,000	98,639
Northern States Power Co.
2.25%, 04/01/31 (a)	100,000	91,742
5.05%, 05/15/35 (a)	100,000	102,747
6.25%, 06/01/36	100,000	111,899
5.35%, 11/01/39	100,000	102,944
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.40%, 08/15/42 (a)	250,000	199,920
3.60%, 09/15/47 (a)	150,000	116,010
2.90%, 03/01/50 (a)	150,000	100,596
2.60%, 06/01/51 (a)	125,000	77,696
3.20%, 04/01/52 (a)	100,000	69,924
4.50%, 06/01/52 (a)	100,000	86,312
5.10%, 05/15/53 (a)	150,000	141,228
5.40%, 03/15/54 (a)	100,000	98,733
5.65%, 06/15/54 (a)	125,000	127,348
5.65%, 05/15/55 (a)	75,000	76,427
NorthWestern Corp.
4.18%, 11/15/44 (a)	100,000	84,907
NSTAR Electric Co.
3.20%, 05/15/27 (a)	150,000	149,137
3.25%, 05/15/29 (a)	150,000	147,045
4.85%, 03/01/30 (a)	75,000	77,229
3.95%, 04/01/30 (a)	75,000	74,702
5.40%, 06/01/34 (a)	100,000	104,713
5.20%, 03/01/35 (a)	75,000	77,255
5.50%, 03/15/40	75,000	77,508
4.40%, 03/01/44 (a)	50,000	44,104
4.55%, 06/01/52 (a)	150,000	129,126
Oglethorpe Power Corp.
5.95%, 11/01/39	100,000	107,260
5.38%, 11/01/40	100,000	101,222
4.50%, 04/01/47 (a)	100,000	85,212
5.05%, 10/01/48 (a)	75,000	68,748
3.75%, 08/01/50 (a)	100,000	73,920
6.20%, 12/01/53 (a)	75,000	79,336
5.80%, 06/01/54 (a)	100,000	100,887
5.90%, 02/01/55 (a)	50,000	50,581
Ohio Edison Co.
6.88%, 07/15/36	100,000	116,280
Ohio Power Co.
2.60%, 04/01/30 (a)	100,000	94,485
1.63%, 01/15/31 (a)	100,000	88,661
5.00%, 06/01/33 (a)	100,000	102,235
4.15%, 04/01/48 (a)	75,000	61,201
4.00%, 06/01/49 (a)	50,000	39,379
2.90%, 10/01/51 (a)	150,000	94,509
Oklahoma Gas & Electric Co.
3.80%, 08/15/28 (a)	100,000	99,987
3.30%, 03/15/30 (a)	100,000	97,141
3.25%, 04/01/30 (a)	150,000	145,840
3.85%, 08/15/47 (a)	75,000	60,127
5.60%, 04/01/53 (a)	150,000	149,430
5.80%, 04/01/55 (a)	75,000	77,108
Oncor Electric Delivery Co. LLC
4.30%, 05/15/28 (a)	100,000	100,947
3.70%, 11/15/28 (a)	100,000	99,581
5.75%, 03/15/29 (a)	75,000	78,746
4.65%, 11/01/29 (a)	100,000	102,314
2.75%, 05/15/30 (a)	150,000	143,193
7.00%, 05/01/32	150,000	170,958
4.15%, 06/01/32 (a)	100,000	99,140
4.55%, 09/15/32 (a)	100,000	101,114
7.25%, 01/15/33	100,000	116,007
5.65%, 11/15/33 (a)	150,000	160,813
5.35%, 04/01/35 (a)(e)	125,000	130,208
7.50%, 09/01/38	75,000	91,790
5.25%, 09/30/40	75,000	75,848
4.55%, 12/01/41 (a)	80,000	73,189
5.30%, 06/01/42 (a)	37,000	36,878
3.75%, 04/01/45 (a)	75,000	60,137
3.80%, 09/30/47 (a)	100,000	78,485
4.10%, 11/15/48 (a)	75,000	61,045
See financial notes
Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.80%, 06/01/49 (a)	100,000	76,756
3.10%, 09/15/49 (a)	150,000	101,549
3.70%, 05/15/50 (a)	100,000	75,745
2.70%, 11/15/51 (a)	100,000	61,043
4.60%, 06/01/52 (a)	100,000	85,618
4.95%, 09/15/52 (a)	100,000	91,215
5.35%, 10/01/52 (a)	78,000	74,952
5.55%, 06/15/54 (a)	150,000	148,548
5.80%, 04/01/55 (a)(e)	125,000	128,530
Pacific Gas & Electric Co.
3.30%, 03/15/27 (a)	100,000	99,279
5.45%, 06/15/27 (a)	100,000	101,652
2.10%, 08/01/27 (a)	200,000	194,924
3.30%, 12/01/27 (a)	250,000	246,932
5.00%, 06/04/28 (a)	70,000	71,317
3.00%, 06/15/28 (a)	150,000	146,578
3.75%, 07/01/28	200,000	198,758
4.65%, 08/01/28 (a)	100,000	101,259
6.10%, 01/15/29 (a)	200,000	210,180
4.20%, 03/01/29 (a)	75,000	75,083
5.55%, 05/15/29 (a)	200,000	207,980
4.55%, 07/01/30 (a)	550,000	552,601
2.50%, 02/01/31 (a)	350,000	320,071
3.25%, 06/01/31 (a)	175,000	164,953
4.40%, 03/01/32 (a)	100,000	99,113
5.90%, 06/15/32 (a)	100,000	105,981
5.05%, 10/15/32 (a)	150,000	152,907
6.15%, 01/15/33 (a)	150,000	161,235
6.40%, 06/15/33 (a)	200,000	217,982
6.95%, 03/15/34 (a)	150,000	168,885
5.80%, 05/15/34 (a)	200,000	210,744
5.70%, 03/01/35 (a)	175,000	182,472
6.00%, 08/15/35 (a)	160,000	170,301
5.20%, 05/01/36 (a)	300,000	301,035
4.50%, 07/01/40 (a)	350,000	311,622
3.30%, 08/01/40 (a)	175,000	136,020
4.20%, 06/01/41 (a)	100,000	84,248
4.45%, 04/15/42 (a)	75,000	64,250
3.75%, 08/15/42 (a)	50,000	38,990
4.60%, 06/15/43 (a)	75,000	64,536
4.75%, 02/15/44 (a)	100,000	86,900
4.30%, 03/15/45 (a)	100,000	81,103
4.25%, 03/15/46 (a)	100,000	80,002
4.00%, 12/01/46 (a)	100,000	77,128
3.95%, 12/01/47 (a)	200,000	152,448
4.95%, 07/01/50 (a)	600,000	518,292
3.50%, 08/01/50 (a)	350,000	240,933
5.25%, 03/01/52 (a)	100,000	89,106
6.75%, 01/15/53 (a)	300,000	325,509
6.70%, 04/01/53 (a)	150,000	161,991
5.90%, 10/01/54 (a)	125,000	121,963
6.15%, 03/01/55 (a)	125,000	125,839
6.10%, 10/15/55 (a)	125,000	125,491
6.00%, 05/01/56 (a)	200,000	197,600
PacifiCorp
5.10%, 02/15/29 (a)	100,000	102,869
4.25%, 03/15/29 (a)	150,000	151,123
3.50%, 06/15/29 (a)	100,000	98,035
2.70%, 09/15/30 (a)	75,000	69,965
5.30%, 02/15/31 (a)	150,000	155,719
7.70%, 11/15/31	100,000	115,837
5.45%, 02/15/34 (a)	200,000	205,454
5.25%, 06/15/35	75,000	75,711
6.10%, 08/01/36	100,000	106,510
5.75%, 04/01/37	100,000	102,244
6.25%, 10/15/37	100,000	106,569
6.35%, 07/15/38	100,000	107,470
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.00%, 01/15/39	130,000	133,457
4.10%, 02/01/42 (a)	75,000	61,425
4.13%, 01/15/49 (a)	75,000	57,839
4.15%, 02/15/50 (a)	150,000	114,141
3.30%, 03/15/51 (a)	100,000	65,859
2.90%, 06/15/52 (a)	100,000	59,957
5.35%, 12/01/53 (a)	200,000	179,610
5.50%, 05/15/54 (a)	175,000	160,272
5.80%, 01/15/55 (a)	275,000	262,020
PECO Energy Co.
4.90%, 06/15/33 (a)	150,000	154,428
4.88%, 09/15/35 (a)	75,000	76,098
5.95%, 10/01/36	75,000	82,632
4.15%, 10/01/44 (a)	100,000	85,599
3.90%, 03/01/48 (a)	150,000	120,212
3.00%, 09/15/49 (a)	100,000	67,113
2.80%, 06/15/50 (a)	100,000	63,977
3.05%, 03/15/51 (a)	75,000	50,129
4.60%, 05/15/52 (a)	75,000	65,476
4.38%, 08/15/52 (a)	75,000	62,758
5.25%, 09/15/54 (a)	125,000	118,918
5.65%, 09/15/55 (a)	100,000	101,233
Pinnacle West Capital Corp.
4.90%, 05/15/28 (a)	100,000	101,932
5.15%, 05/15/30 (a)	100,000	103,654
Potomac Electric Power Co.
5.20%, 03/15/34 (a)	100,000	104,390
6.50%, 11/15/37	75,000	85,000
4.15%, 03/15/43 (a)	100,000	86,464
5.50%, 03/15/54 (a)	75,000	73,742
PPL Capital Funding, Inc.
4.13%, 04/15/30 (a)	100,000	100,147
5.25%, 09/01/34 (a)	150,000	154,962
PPL Electric Utilities Corp.
5.00%, 05/15/33 (a)	150,000	154,863
4.85%, 02/15/34 (a)	150,000	153,504
4.75%, 07/15/43 (a)	50,000	46,749
4.13%, 06/15/44 (a)	100,000	85,697
3.95%, 06/01/47 (a)	150,000	122,138
4.15%, 06/15/48 (a)	100,000	83,649
5.25%, 05/15/53 (a)	150,000	144,951
5.55%, 08/15/55 (a)	100,000	100,849
Progress Energy, Inc.
7.75%, 03/01/31	150,000	172,971
7.00%, 10/30/31	100,000	113,128
6.00%, 12/01/39	100,000	107,345
Public Service Co. of Colorado
3.70%, 06/15/28 (a)	100,000	99,789
1.90%, 01/15/31 (a)	150,000	135,172
1.88%, 06/15/31 (a)	150,000	133,581
5.35%, 05/15/34 (a)	175,000	182,311
5.15%, 09/15/35 (a)	240,000	245,254
6.25%, 09/01/37	100,000	110,570
3.60%, 09/15/42 (a)	100,000	80,456
4.30%, 03/15/44 (a)	40,000	34,649
3.80%, 06/15/47 (a)	125,000	98,163
4.10%, 06/15/48 (a)	50,000	40,752
4.05%, 09/15/49 (a)	100,000	79,925
3.20%, 03/01/50 (a)	100,000	69,209
4.50%, 06/01/52 (a)	100,000	84,904
5.25%, 04/01/53 (a)	150,000	141,513
5.75%, 05/15/54 (a)	150,000	152,281
5.85%, 05/15/55 (a)	100,000	102,273
Public Service Co. of New Hampshire
4.40%, 07/01/28	50,000	50,662
2.20%, 06/15/31 (a)	100,000	90,990
See financial notes

Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.35%, 10/01/33 (a)	100,000	105,753
3.60%, 07/01/49 (a)	50,000	37,976
5.15%, 01/15/53 (a)	50,000	47,325
Public Service Co. of Oklahoma
2.20%, 08/15/31 (a)	100,000	89,679
5.25%, 01/15/33 (a)	100,000	103,596
5.20%, 01/15/35 (a)	150,000	153,292
5.45%, 01/15/36 (a)	125,000	129,589
3.15%, 08/15/51 (a)	75,000	50,498
Public Service Electric & Gas Co.
3.65%, 09/01/28 (a)	100,000	99,762
3.20%, 05/15/29 (a)	100,000	98,147
1.90%, 08/15/31 (a)	250,000	223,657
4.90%, 12/15/32 (a)	150,000	155,059
4.65%, 03/15/33 (a)	75,000	76,025
5.20%, 08/01/33 (a)	100,000	104,628
5.20%, 03/01/34 (a)	100,000	104,276
4.85%, 08/01/34 (a)	100,000	101,715
4.90%, 08/15/35 (a)	130,000	132,500
5.50%, 03/01/40	75,000	77,837
3.95%, 05/01/42 (a)	150,000	129,585
3.80%, 03/01/46 (a)	150,000	121,001
3.60%, 12/01/47 (a)	100,000	76,368
3.85%, 05/01/49 (a)	150,000	118,062
3.20%, 08/01/49 (a)	75,000	52,617
3.15%, 01/01/50 (a)	100,000	68,880
2.70%, 05/01/50 (a)	150,000	96,273
2.05%, 08/01/50 (a)	200,000	110,024
5.13%, 03/15/53 (a)	50,000	47,552
5.45%, 08/01/53 (a)	100,000	99,038
5.45%, 03/01/54 (a)	100,000	99,187
5.30%, 08/01/54 (a)	100,000	96,970
5.50%, 03/01/55 (a)	75,000	74,381
5.63%, 01/01/56 (a)	100,000	101,953
Public Service Enterprise Group, Inc.
5.85%, 11/15/27 (a)	200,000	206,266
5.88%, 10/15/28 (a)	150,000	156,766
5.20%, 04/01/29 (a)	150,000	155,067
4.90%, 03/15/30 (a)	100,000	102,951
1.60%, 08/15/30 (a)	200,000	179,398
2.45%, 11/15/31 (a)	125,000	113,341
6.13%, 10/15/33 (a)	75,000	81,481
5.45%, 04/01/34 (a)	75,000	78,447
Puget Energy, Inc.
2.38%, 06/15/28 (a)	100,000	96,394
4.10%, 06/15/30 (a)	100,000	98,769
4.22%, 03/15/32 (a)	75,000	73,093
5.73%, 03/15/35 (a)	110,000	113,797
Puget Sound Energy, Inc.
5.33%, 06/15/34 (a)	75,000	78,209
6.27%, 03/15/37	62,000	69,180
5.76%, 10/01/39	75,000	79,844
5.80%, 03/15/40	75,000	78,857
4.30%, 05/20/45 (a)	75,000	63,706
4.22%, 06/15/48 (a)	100,000	83,858
3.25%, 09/15/49 (a)	100,000	70,264
2.89%, 09/15/51 (a)	100,000	65,836
5.45%, 06/01/53 (a)	75,000	73,579
5.69%, 06/15/54 (a)	75,000	75,927
5.60%, 09/15/55 (a)	90,000	89,852
San Diego Gas & Electric Co.
4.95%, 08/15/28 (a)	100,000	102,661
1.70%, 10/01/30 (a)	200,000	180,214
3.00%, 03/15/32 (a)	100,000	93,153
5.40%, 04/15/35 (a)	125,000	130,344
6.00%, 06/01/39	50,000	53,893
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.50%, 08/15/40	100,000	92,840
3.75%, 06/01/47 (a)	75,000	58,540
4.15%, 05/15/48 (a)	100,000	82,006
4.10%, 06/15/49 (a)	100,000	80,254
3.32%, 04/15/50 (a)	100,000	70,012
2.95%, 08/15/51 (a)	150,000	98,295
3.70%, 03/15/52 (a)	125,000	92,985
5.35%, 04/01/53 (a)	150,000	143,710
5.55%, 04/15/54 (a)	100,000	98,379
Sierra Pacific Power Co.
5.90%, 03/15/54 (a)	75,000	76,639
6.20%, 12/15/55 (a)(b)	80,000	79,654
Southern California Edison Co.
4.70%, 06/01/27 (a)	150,000	151,203
5.85%, 11/01/27 (a)	150,000	154,224
3.65%, 03/01/28 (a)	100,000	99,332
5.30%, 03/01/28 (a)	150,000	153,514
5.65%, 10/01/28 (a)	100,000	103,772
4.20%, 03/01/29 (a)	100,000	100,132
5.15%, 06/01/29 (a)	100,000	102,888
2.85%, 08/01/29 (a)	100,000	95,797
5.25%, 03/15/30 (a)	150,000	155,194
2.25%, 06/01/30 (a)	150,000	138,004
2.50%, 06/01/31 (a)	75,000	68,529
5.45%, 06/01/31 (a)	150,000	156,954
2.75%, 02/01/32 (a)	100,000	90,738
5.95%, 11/01/32 (a)	125,000	134,066
6.00%, 01/15/34	150,000	160,068
5.20%, 06/01/34 (a)	200,000	203,306
5.45%, 03/01/35 (a)	150,000	154,275
5.75%, 04/01/35	75,000	78,512
5.35%, 07/15/35	75,000	76,445
5.63%, 02/01/36	100,000	103,169
5.55%, 01/15/37	75,000	76,843
5.95%, 02/01/38	100,000	104,754
6.05%, 03/15/39	100,000	104,832
5.50%, 03/15/40	100,000	99,536
4.50%, 09/01/40 (a)	75,000	67,066
4.05%, 03/15/42 (a)	100,000	81,827
3.90%, 03/15/43 (a)	50,000	39,471
4.65%, 10/01/43 (a)	150,000	130,608
3.60%, 02/01/45 (a)	100,000	74,246
4.00%, 04/01/47 (a)	300,000	231,384
4.13%, 03/01/48 (a)	250,000	196,045
4.88%, 03/01/49 (a)	100,000	86,328
3.65%, 02/01/50 (a)	200,000	143,114
2.95%, 02/01/51 (a)	100,000	62,785
3.65%, 06/01/51 (a)	100,000	70,649
3.45%, 02/01/52 (a)	100,000	68,326
5.45%, 06/01/52 (a)	50,000	46,387
5.70%, 03/01/53 (a)	100,000	95,586
5.88%, 12/01/53 (a)	150,000	147,496
5.75%, 04/15/54 (a)	50,000	48,284
5.90%, 03/01/55 (a)	100,000	98,666
6.20%, 09/15/55 (a)	125,000	128,954
Southern Co.
5.11%, 08/01/27 (f)	150,000	152,491
1.75%, 03/15/28 (a)	75,000	71,906
4.85%, 06/15/28 (a)	200,000	204,050
5.50%, 03/15/29 (a)	200,000	208,464
3.70%, 04/30/30 (a)	175,000	172,371
5.70%, 10/15/32 (a)	100,000	107,174
5.20%, 06/15/33 (a)	150,000	155,491
5.70%, 03/15/34 (a)	250,000	265,847
4.85%, 03/15/35 (a)	125,000	124,815
4.25%, 07/01/36 (a)	125,000	118,453
See financial notes
Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.40%, 07/01/46 (a)	350,000	299,544
6.38%, 03/15/55 (a)(b)	300,000	314,337
Southern Power Co.
4.25%, 10/01/30 (a)	100,000	100,507
4.90%, 10/01/35 (a)	100,000	99,981
5.15%, 09/15/41	100,000	98,112
5.25%, 07/15/43	50,000	48,881
4.95%, 12/15/46 (a)	100,000	90,760
Southwestern Electric Power Co.
4.10%, 09/15/28 (a)	150,000	150,342
5.30%, 04/01/33 (a)	100,000	103,691
6.20%, 03/15/40	100,000	107,743
3.90%, 04/01/45 (a)	75,000	59,306
3.85%, 02/01/48 (a)	50,000	38,219
3.25%, 11/01/51 (a)	75,000	50,337
Southwestern Public Service Co.
5.30%, 05/15/35 (a)	75,000	77,467
4.50%, 08/15/41 (a)	150,000	135,339
3.40%, 08/15/46 (a)	75,000	54,525
3.70%, 08/15/47 (a)	100,000	76,708
3.15%, 05/01/50 (a)	150,000	101,450
6.00%, 06/01/54 (a)	100,000	103,818
System Energy Resources, Inc.
6.00%, 04/15/28 (a)	75,000	77,864
5.30%, 12/15/34 (a)	100,000	102,157
Tampa Electric Co.
4.90%, 03/01/29 (a)	100,000	102,723
2.40%, 03/15/31 (a)	100,000	92,032
5.15%, 03/01/35 (a)	100,000	102,642
4.10%, 06/15/42 (a)	200,000	173,696
4.30%, 06/15/48 (a)	250,000	211,487
Toledo Edison Co.
6.15%, 05/15/37	50,000	55,401
Tucson Electric Power Co.
1.50%, 08/01/30 (a)	100,000	89,458
5.20%, 09/15/34 (a)	75,000	77,402
4.85%, 12/01/48 (a)	50,000	45,215
4.00%, 06/15/50 (a)	100,000	79,036
5.50%, 04/15/53 (a)	75,000	72,806
5.90%, 04/15/55 (a)	75,000	77,016
Union Electric Co.
3.50%, 03/15/29 (a)	150,000	148,452
2.95%, 03/15/30 (a)	200,000	192,276
2.15%, 03/15/32 (a)	100,000	89,080
5.20%, 04/01/34 (a)	100,000	104,369
5.25%, 04/15/35 (a)	200,000	207,906
8.45%, 03/15/39	100,000	130,994
3.90%, 09/15/42 (a)	40,000	33,872
4.00%, 04/01/48 (a)	250,000	203,070
2.63%, 03/15/51 (a)	100,000	61,563
3.90%, 04/01/52 (a)	150,000	117,132
5.45%, 03/15/53 (a)	100,000	98,873
5.13%, 03/15/55 (a)	75,000	70,467
Virginia Electric & Power Co.
3.50%, 03/15/27 (a)	150,000	149,496
3.75%, 05/15/27 (a)	150,000	149,947
3.80%, 04/01/28 (a)	150,000	149,874
2.88%, 07/15/29 (a)	100,000	96,755
2.30%, 11/15/31 (a)	75,000	67,693
2.40%, 03/30/32 (a)	150,000	135,130
5.00%, 04/01/33 (a)	100,000	102,770
5.30%, 08/15/33 (a)	75,000	78,500
5.00%, 01/15/34 (a)	100,000	102,144
5.05%, 08/15/34 (a)	100,000	102,029
5.15%, 03/15/35 (a)	100,000	102,563
4.90%, 09/15/35 (a)	150,000	150,460
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.00%, 01/15/36	150,000	162,297
4.95%, 03/15/36 (a)	250,000	249,487
6.00%, 05/15/37	150,000	162,225
6.35%, 11/30/37	100,000	111,491
8.88%, 11/15/38	150,000	201,370
4.00%, 01/15/43 (a)	100,000	83,480
4.65%, 08/15/43 (a)	100,000	90,491
4.45%, 02/15/44 (a)	100,000	87,968
4.20%, 05/15/45 (a)	100,000	83,874
4.00%, 11/15/46 (a)	100,000	80,774
3.80%, 09/15/47 (a)	150,000	116,715
4.60%, 12/01/48 (a)	150,000	129,491
3.30%, 12/01/49 (a)	125,000	87,038
2.45%, 12/15/50 (a)	200,000	115,926
2.95%, 11/15/51 (a)	100,000	63,653
4.63%, 05/15/52 (a)	100,000	85,408
5.45%, 04/01/53 (a)	100,000	96,241
5.70%, 08/15/53 (a)	100,000	99,552
5.35%, 01/15/54 (a)	100,000	94,967
5.55%, 08/15/54 (a)	100,000	97,496
5.65%, 03/15/55 (a)	100,000	99,016
5.60%, 09/15/55 (a)	150,000	147,222
5.70%, 03/15/56 (a)	150,000	149,241
WEC Energy Group, Inc.
5.15%, 10/01/27 (a)	100,000	101,824
1.38%, 10/15/27 (a)	200,000	192,312
4.75%, 01/15/28 (a)	150,000	152,364
1.80%, 10/15/30 (a)	35,000	31,508
5.63%, 05/15/56 (a)(b)	110,000	111,156
Wisconsin Electric Power Co.
1.70%, 06/15/28 (a)	100,000	95,669
5.00%, 05/15/29 (a)	150,000	154,966
4.15%, 10/15/30 (a)	90,000	90,536
4.75%, 09/30/32 (a)	100,000	103,046
4.30%, 10/15/48 (a)	100,000	84,881
5.05%, 10/01/54 (a)	75,000	70,364
Wisconsin Power & Light Co.
3.00%, 07/01/29 (a)	100,000	97,360
3.95%, 09/01/32 (a)	100,000	97,711
4.95%, 04/01/33 (a)	100,000	102,835
5.38%, 03/30/34 (a)	100,000	104,363
3.65%, 04/01/50 (a)	100,000	74,522
5.70%, 12/15/55 (a)	50,000	50,268
Wisconsin Public Service Corp.
3.67%, 12/01/42	150,000	123,182
4.75%, 11/01/44 (a)	75,000	68,896
3.30%, 09/01/49 (a)	100,000	70,878
2.85%, 12/01/51 (a)	75,000	48,346
Xcel Energy, Inc.
4.75%, 03/21/28 (a)	75,000	76,199
4.00%, 06/15/28 (a)	250,000	250,527
2.60%, 12/01/29 (a)	100,000	94,909
3.40%, 06/01/30 (a)	100,000	97,111
4.60%, 06/01/32 (a)	200,000	201,500
5.45%, 08/15/33 (a)	150,000	156,544
5.50%, 03/15/34 (a)	150,000	156,543
5.60%, 04/15/35 (a)	150,000	156,834
3.50%, 12/01/49 (a)	100,000	73,001
		126,339,970
Natural Gas 0.2%
Atmos Energy Corp.
3.00%, 06/15/27 (a)	100,000	99,221
2.63%, 09/15/29 (a)	125,000	120,086
1.50%, 01/15/31 (a)	150,000	133,578
5.90%, 11/15/33 (a)	150,000	164,079
See financial notes

Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.20%, 08/15/35 (a)	90,000	93,974
4.15%, 01/15/43 (a)	100,000	87,660
4.13%, 10/15/44 (a)	175,000	150,731
4.30%, 10/01/48 (a)	100,000	84,727
4.13%, 03/15/49 (a)	100,000	82,389
3.38%, 09/15/49 (a)	100,000	71,887
2.85%, 02/15/52 (a)	150,000	96,784
5.75%, 10/15/52 (a)	100,000	102,884
6.20%, 11/15/53 (a)	100,000	110,434
5.00%, 12/15/54 (a)	100,000	92,297
5.45%, 01/15/56 (a)	100,000	98,848
CenterPoint Energy Resources Corp.
5.25%, 03/01/28 (a)	200,000	205,346
4.00%, 04/01/28 (a)	100,000	100,260
1.75%, 10/01/30 (a)	100,000	90,208
5.40%, 07/01/34 (a)	75,000	78,428
5.85%, 01/15/41 (a)	100,000	105,900
National Grid USA
5.80%, 04/01/35	75,000	79,764
NiSource, Inc.
3.49%, 05/15/27 (a)	250,000	248,745
5.25%, 03/30/28 (a)	200,000	205,058
5.20%, 07/01/29 (a)	150,000	155,329
2.95%, 09/01/29 (a)	100,000	96,655
3.60%, 05/01/30 (a)	150,000	147,240
1.70%, 02/15/31 (a)	150,000	133,032
5.40%, 06/30/33 (a)	75,000	78,610
5.35%, 04/01/34 (a)	100,000	104,455
5.35%, 07/15/35 (a)	150,000	154,929
5.95%, 06/15/41 (a)	75,000	78,647
5.25%, 02/15/43 (a)	95,000	92,719
4.80%, 02/15/44 (a)	159,000	145,258
5.65%, 02/01/45 (a)	100,000	100,998
4.38%, 05/15/47 (a)	200,000	169,338
3.95%, 03/30/48 (a)	150,000	118,401
5.00%, 06/15/52 (a)	75,000	66,646
6.95%, 11/30/54 (a)(b)	75,000	78,449
6.38%, 03/31/55 (a)(b)	75,000	78,268
5.85%, 04/01/55 (a)	275,000	277,511
5.75%, 07/15/56 (a)(b)	180,000	181,265
Northwest Natural Holding Co.
7.00%, 09/15/55 (a)(b)	50,000	52,291
ONE Gas, Inc.
5.10%, 04/01/29 (a)	100,000	103,422
2.00%, 05/15/30 (a)	100,000	92,362
4.25%, 09/01/32 (a)	75,000	75,166
4.66%, 02/01/44 (a)	100,000	91,605
4.50%, 11/01/48 (a)	100,000	88,876
Piedmont Natural Gas Co., Inc.
3.50%, 06/01/29 (a)	50,000	49,351
2.50%, 03/15/31 (a)	100,000	92,240
5.40%, 06/15/33 (a)	100,000	105,247
5.10%, 02/15/35 (a)	75,000	76,851
3.64%, 11/01/46 (a)	100,000	77,170
3.35%, 06/01/50 (a)	100,000	69,772
5.05%, 05/15/52 (a)	50,000	45,702
Sempra
3.25%, 06/15/27 (a)	100,000	99,126
3.40%, 02/01/28 (a)	200,000	197,954
3.70%, 04/01/29 (a)	150,000	148,473
5.50%, 08/01/33 (a)	150,000	158,127
3.80%, 02/01/38 (a)	200,000	174,774
6.00%, 10/15/39	150,000	158,515
4.00%, 02/01/48 (a)	150,000	116,463
4.13%, 04/01/52 (a)(b)	200,000	197,644
6.40%, 10/01/54 (a)(b)	200,000	204,038
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.88%, 10/01/54 (a)(b)	200,000	206,264
6.55%, 04/01/55 (a)(b)	100,000	102,179
6.63%, 04/01/55 (a)(b)	75,000	76,342
6.38%, 04/01/56 (a)(b)	150,000	153,952
Southern California Gas Co.
2.95%, 04/15/27 (a)	150,000	148,602
2.55%, 02/01/30 (a)	100,000	94,923
5.20%, 06/01/33 (a)	100,000	104,114
5.05%, 09/01/34 (a)	100,000	102,941
5.45%, 06/15/35 (a)	100,000	105,274
5.13%, 11/15/40	50,000	49,625
3.75%, 09/15/42 (a)	75,000	60,908
4.13%, 06/01/48 (a)	75,000	59,963
4.30%, 01/15/49 (a)	100,000	82,729
3.95%, 02/15/50 (a)	50,000	38,312
6.35%, 11/15/52 (a)	100,000	109,104
5.75%, 06/01/53 (a)	100,000	100,565
5.60%, 04/01/54 (a)	100,000	98,423
6.00%, 06/15/55 (a)	100,000	103,699
Southern Co. Gas Capital Corp.
4.05%, 09/15/28 (a)	80,000	80,258
1.75%, 01/15/31 (a)	100,000	89,483
5.15%, 09/15/32 (a)	100,000	103,770
5.75%, 09/15/33 (a)	100,000	106,783
4.95%, 09/15/34 (a)	100,000	101,742
5.10%, 09/15/35 (a)	80,000	81,787
5.88%, 03/15/41 (a)	125,000	131,497
4.40%, 06/01/43 (a)	75,000	65,932
3.95%, 10/01/46 (a)	100,000	80,077
4.40%, 05/30/47 (a)	100,000	85,630
3.15%, 09/30/51 (a)	75,000	49,827
Southwest Gas Corp.
2.20%, 06/15/30 (a)	250,000	231,042
4.05%, 03/15/32 (a)	150,000	147,073
4.15%, 06/01/49 (a)	100,000	80,234
Spire Missouri, Inc.
5.15%, 08/15/34 (a)	50,000	51,832
3.30%, 06/01/51 (a)	100,000	69,912
Spire, Inc.
4.60%, 09/01/31 (a)	150,000	151,266
6.25%, 06/01/56 (a)(b)	80,000	80,541
6.45%, 06/01/56 (a)(b)	80,000	81,954
Washington Gas Light Co.
3.80%, 09/15/46 (a)	100,000	79,989
3.65%, 09/15/49 (a)	75,000	56,033
		11,240,788
Utility Other 0.0%
American Water Capital Corp.
3.75%, 09/01/28 (a)	240,000	239,791
3.45%, 06/01/29 (a)	300,000	296,220
2.30%, 06/01/31 (a)	200,000	183,100
5.15%, 03/01/34 (a)	100,000	104,035
5.25%, 03/01/35 (a)	150,000	156,046
6.59%, 10/15/37	150,000	173,073
4.00%, 12/01/46 (a)	50,000	40,382
3.75%, 09/01/47 (a)	200,000	155,990
4.20%, 09/01/48 (a)	100,000	83,016
4.15%, 06/01/49 (a)	150,000	122,090
3.45%, 05/01/50 (a)	100,000	72,429
3.25%, 06/01/51 (a)	200,000	138,778
5.45%, 03/01/54 (a)	100,000	98,664
5.70%, 09/01/55 (a)	200,000	202,636
Essential Utilities, Inc.
4.80%, 08/15/27 (a)	100,000	101,150
3.57%, 05/01/29 (a)	75,000	73,962
See financial notes
Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.70%, 04/15/30 (a)	100,000	94,678
2.40%, 05/01/31 (a)	50,000	45,676
5.38%, 01/15/34 (a)	100,000	104,167
5.25%, 08/15/35 (a)	150,000	154,012
4.28%, 05/01/49 (a)	100,000	82,712
3.35%, 04/15/50 (a)	100,000	70,309
5.30%, 05/01/52 (a)	100,000	94,502
United Utilities PLC
6.88%, 08/15/28	100,000	106,488
		2,993,906
		140,574,664
Total Corporates (Cost $1,479,787,855)		1,414,638,833

TREASURIES 45.7% OF NET ASSETS
U.S. Treasury Bonds
6.38%, 08/15/27	743,300	774,353
6.13%, 11/15/27	1,509,500	1,577,162
5.50%, 08/15/28	280,000	293,847
5.25%, 11/15/28	1,588,100	1,663,845
5.25%, 02/15/29	795,300	838,172
6.13%, 08/15/29	900,000	978,363
6.25%, 05/15/30	950,000	1,052,236
5.38%, 02/15/31	1,460,000	1,581,134
4.50%, 02/15/36	1,559,700	1,637,563
4.75%, 02/15/37	895,000	956,042
5.00%, 05/15/37	1,698,000	1,852,943
4.38%, 02/15/38	1,308,600	1,349,289
4.50%, 05/15/38	1,502,000	1,563,371
3.50%, 02/15/39	1,749,300	1,635,322
4.25%, 05/15/39	2,919,500	2,933,641
4.50%, 08/15/39	2,257,300	2,317,436
4.38%, 11/15/39	2,411,900	2,440,541
4.63%, 02/15/40	3,185,600	3,301,576
1.13%, 05/15/40	8,209,000	5,392,928
4.38%, 05/15/40	2,413,000	2,433,171
1.13%, 08/15/40	10,533,000	6,853,033
3.88%, 08/15/40	3,244,100	3,087,978
1.38%, 11/15/40	11,199,000	7,526,953
4.25%, 11/15/40	2,308,600	2,286,777
1.88%, 02/15/41	11,950,000	8,631,074
4.75%, 02/15/41	2,200,000	2,297,109
2.25%, 05/15/41	9,050,000	6,878,707
4.38%, 05/15/41	1,863,700	1,866,030
1.75%, 08/15/41	13,300,000	9,292,336
3.75%, 08/15/41	2,103,600	1,952,404
2.00%, 11/15/41	11,300,000	8,160,719
3.13%, 11/15/41	2,381,600	2,030,872
2.38%, 02/15/42	8,800,000	6,694,875
3.13%, 02/15/42	2,430,900	2,063,796
3.00%, 05/15/42	2,505,300	2,082,139
3.25%, 05/15/42	8,100,000	6,966,000
2.75%, 08/15/42	2,668,100	2,129,060
3.38%, 08/15/42	6,600,000	5,753,859
2.75%, 11/15/42	4,010,800	3,184,513
4.00%, 11/15/42	7,000,000	6,606,797
3.13%, 02/15/43	3,282,900	2,743,273
3.88%, 02/15/43	6,600,000	6,117,375
2.88%, 05/15/43	5,372,800	4,310,413
3.88%, 05/15/43	6,600,000	6,102,422
3.63%, 08/15/43	4,042,900	3,602,919
4.38%, 08/15/43	6,700,000	6,592,695
3.75%, 11/15/43	3,902,900	3,529,075
4.75%, 11/15/43	7,550,000	7,774,141
3.63%, 02/15/44	4,262,900	3,781,326
4.50%, 02/15/44	8,050,000	8,027,359
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.38%, 05/15/44	3,893,600	3,323,857
4.63%, 05/15/44	7,750,000	7,840,820
3.13%, 08/15/44	5,288,200	4,334,258
4.13%, 08/15/44	8,224,000	7,790,313
3.00%, 11/15/44	4,553,600	3,647,505
4.63%, 11/15/44	8,050,000	8,127,984
2.50%, 02/15/45	5,807,000	4,263,608
4.75%, 02/15/45	8,100,000	8,305,031
3.00%, 05/15/45	2,868,600	2,285,467
5.00%, 05/15/45	7,850,000	8,300,148
2.88%, 08/15/45	3,588,200	2,790,667
4.88%, 08/15/45	8,150,000	8,479,184
3.00%, 11/15/45	2,618,600	2,073,604
4.63%, 11/15/45	9,001,000	9,062,179
2.50%, 02/15/46	4,800,000	3,470,625
4.63%, 02/15/46	3,500,000	3,525,156
2.50%, 05/15/46	4,717,800	3,398,659
2.25%, 08/15/46	6,295,800	4,309,180
2.88%, 11/15/46	2,598,900	1,992,016
3.00%, 02/15/47	5,100,000	3,983,578
3.00%, 05/15/47	4,200,000	3,270,422
2.75%, 08/15/47	6,475,000	4,802,629
2.75%, 11/15/47	6,300,000	4,660,523
3.00%, 02/15/48	7,050,000	5,444,473
3.13%, 05/15/48	7,400,000	5,830,969
3.00%, 08/15/48	7,750,000	5,955,391
3.38%, 11/15/48	8,300,000	6,807,297
3.00%, 02/15/49	8,500,000	6,500,508
2.88%, 05/15/49	8,750,000	6,519,434
2.25%, 08/15/49	8,000,000	5,221,875
2.38%, 11/15/49	7,500,000	5,015,625
2.00%, 02/15/50	9,570,000	5,854,896
1.25%, 05/15/50	10,950,000	5,488,688
1.38%, 08/15/50	12,301,000	6,335,976
1.63%, 11/15/50	12,901,000	7,082,447
1.88%, 02/15/51	16,050,000	9,367,934
2.38%, 05/15/51	14,150,000	9,292,570
2.00%, 08/15/51	13,950,000	8,347,113
1.88%, 11/15/51	13,300,000	7,679,711
2.25%, 02/15/52	11,850,000	7,499,754
2.88%, 05/15/52	11,299,000	8,212,078
3.00%, 08/15/52	10,800,000	8,045,156
4.00%, 11/15/52	10,700,000	9,616,625
3.63%, 02/15/53	10,550,000	8,859,527
3.63%, 05/15/53	10,800,000	9,063,563
4.13%, 08/15/53	11,519,000	10,570,482
4.75%, 11/15/53	12,150,000	12,349,336
4.25%, 02/15/54	12,725,000	11,922,729
4.63%, 05/15/54	12,850,000	12,811,852
4.25%, 08/15/54	12,700,000	11,902,281
4.50%, 11/15/54	12,750,000	12,458,145
4.63%, 02/15/55	13,000,000	12,968,516
4.75%, 05/15/55	13,050,000	13,284,492
4.75%, 08/15/55	13,050,000	13,292,648
4.63%, 11/15/55	16,600,000	16,575,359
4.75%, 02/15/56	4,000,000	4,076,563
U.S. Treasury Notes
4.25%, 03/15/27	10,000,000	10,075,586
0.63%, 03/31/27	3,850,000	3,734,425
2.50%, 03/31/27	8,800,000	8,707,703
3.88%, 03/31/27	13,500,000	13,553,262
4.50%, 04/15/27	11,000,000	11,120,957
0.50%, 04/30/27	7,400,000	7,152,418
2.75%, 04/30/27	8,550,000	8,479,362
3.75%, 04/30/27	12,500,000	12,537,353
2.38%, 05/15/27	10,000,000	9,869,727
4.50%, 05/15/27	10,000,000	10,118,359
0.50%, 05/31/27	5,800,000	5,591,902
See financial notes

Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.63%, 05/31/27	8,700,000	8,609,602
3.88%, 05/31/27	12,600,000	12,661,031
4.63%, 06/15/27	11,500,000	11,666,660
0.50%, 06/30/27	6,500,000	6,252,441
3.25%, 06/30/27	8,200,000	8,178,699
3.75%, 06/30/27	12,500,000	12,547,852
4.38%, 07/15/27	10,300,000	10,427,744
0.38%, 07/31/27	8,000,000	7,664,375
2.75%, 07/31/27	10,050,000	9,954,603
3.88%, 07/31/27	13,500,000	13,580,156
2.25%, 08/15/27	8,042,000	7,907,862
3.75%, 08/15/27	10,350,000	10,395,281
0.50%, 08/31/27	6,600,000	6,321,176
3.13%, 08/31/27	8,500,000	8,462,314
3.63%, 08/31/27	12,500,000	12,534,180
3.38%, 09/15/27	10,700,000	10,691,223
0.38%, 09/30/27	8,400,000	8,011,008
3.50%, 09/30/27	17,100,000	17,119,705
4.13%, 09/30/27	7,900,000	7,984,709
3.88%, 10/15/27	10,400,000	10,473,938
0.50%, 10/31/27	8,450,000	8,055,392
3.50%, 10/31/27	13,500,000	13,516,611
4.13%, 10/31/27	8,100,000	8,191,600
2.25%, 11/15/27	7,900,000	7,749,406
4.13%, 11/15/27	10,650,000	10,774,597
0.63%, 11/30/27	9,100,000	8,675,570
3.38%, 11/30/27	23,250,000	23,237,739
3.88%, 11/30/27	7,600,000	7,659,523
4.00%, 12/15/27	10,600,000	10,709,105
0.63%, 12/31/27	9,900,000	9,418,148
3.38%, 12/31/27	20,400,000	20,391,234
3.88%, 12/31/27	7,700,000	7,764,367
4.25%, 01/15/28	11,400,000	11,574,340
0.75%, 01/31/28	11,000,000	10,466,973
3.50%, 01/31/28	21,000,000	21,041,836
2.75%, 02/15/28	10,351,000	10,228,891
4.25%, 02/15/28	11,000,000	11,178,106
1.13%, 02/29/28	11,500,000	11,003,164
3.38%, 02/29/28	13,000,000	12,997,207
4.00%, 02/29/28	7,500,000	7,587,451
3.88%, 03/15/28	10,500,000	10,601,309
1.25%, 03/31/28	10,000,000	9,575,781
3.63%, 03/31/28	8,000,000	8,037,812
3.75%, 04/15/28	11,200,000	11,282,250
1.25%, 04/30/28	11,000,000	10,514,883
3.50%, 04/30/28	8,000,000	8,018,438
2.88%, 05/15/28	11,350,000	11,228,076
3.75%, 05/15/28	10,500,000	10,580,391
1.25%, 05/31/28	11,300,000	10,783,555
3.63%, 05/31/28	7,500,000	7,538,965
3.88%, 06/15/28	10,000,000	10,109,375
1.25%, 06/30/28	9,900,000	9,432,070
4.00%, 06/30/28	7,650,000	7,756,981
3.88%, 07/15/28	10,500,000	10,616,484
1.00%, 07/31/28	11,000,000	10,399,297
4.13%, 07/31/28	7,500,000	7,629,785
2.88%, 08/15/28	11,550,000	11,413,746
3.63%, 08/15/28	10,500,000	10,561,113
1.13%, 08/31/28	10,900,000	10,317,105
4.38%, 08/31/28	8,800,000	9,007,281
3.38%, 09/15/28	13,000,000	12,996,953
1.25%, 09/30/28	10,950,000	10,376,836
4.63%, 09/30/28	9,100,000	9,377,621
3.50%, 10/15/28	11,500,000	11,531,895
1.38%, 10/31/28	10,600,000	10,062,133
4.88%, 10/31/28	10,500,000	10,894,160
3.13%, 11/15/28	10,750,000	10,678,613
3.50%, 11/15/28	17,250,000	17,300,537
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.50%, 11/30/28	10,500,000	9,985,254
4.38%, 11/30/28	10,000,000	10,256,641
3.50%, 12/15/28	13,900,000	13,941,809
1.38%, 12/31/28	10,500,000	9,935,625
3.75%, 12/31/28	11,950,000	12,067,166
3.50%, 01/15/29	14,000,000	14,043,203
1.75%, 01/31/29	9,900,000	9,452,180
4.00%, 01/31/29	11,600,000	11,795,297
2.63%, 02/15/29	10,650,000	10,422,023
3.50%, 02/15/29	11,000,000	11,035,664
1.88%, 02/28/29	8,800,000	8,422,219
4.25%, 02/28/29	11,850,000	12,137,455
2.38%, 03/31/29	8,500,000	8,247,324
4.13%, 03/31/29	12,300,000	12,560,895
2.88%, 04/30/29	8,000,000	7,874,062
4.63%, 04/30/29	12,800,000	13,265,000
2.38%, 05/15/29	9,050,000	8,770,369
2.75%, 05/31/29	7,300,000	7,153,145
4.50%, 05/31/29	12,800,000	13,226,000
3.25%, 06/30/29	7,300,000	7,262,930
4.25%, 06/30/29	13,600,000	13,955,406
2.63%, 07/31/29	6,750,000	6,579,404
4.00%, 07/31/29	12,500,000	12,732,910
1.63%, 08/15/29	8,350,000	7,870,854
3.13%, 08/31/29	6,600,000	6,534,516
3.63%, 08/31/29	12,600,000	12,680,227
3.50%, 09/30/29	13,500,000	13,530,059
3.88%, 09/30/29	6,600,000	6,697,195
4.00%, 10/31/29	6,500,000	6,624,414
4.13%, 10/31/29	12,600,000	12,895,805
1.75%, 11/15/29	5,850,000	5,512,939
3.88%, 11/30/29	6,100,000	6,191,262
4.13%, 11/30/29	12,700,000	13,000,633
3.88%, 12/31/29	6,200,000	6,293,727
4.38%, 12/31/29	12,405,000	12,813,493
3.50%, 01/31/30	6,400,000	6,411,000
4.25%, 01/31/30	13,900,000	14,300,168
1.50%, 02/15/30	10,550,000	9,798,313
4.00%, 02/28/30	19,050,000	19,429,512
3.63%, 03/31/30	6,200,000	6,237,297
4.00%, 03/31/30	12,800,000	13,058,500
3.50%, 04/30/30	6,400,000	6,406,500
3.88%, 04/30/30	12,800,000	12,998,500
0.63%, 05/15/30	14,955,000	13,302,356
3.75%, 05/31/30	6,100,000	6,164,336
4.00%, 05/31/30	12,750,000	13,010,977
3.75%, 06/30/30	6,300,000	6,366,938
3.88%, 06/30/30	12,801,000	13,001,016
3.88%, 07/31/30	12,700,000	12,900,918
4.00%, 07/31/30	6,451,000	6,585,312
0.63%, 08/15/30	19,200,000	16,949,250
3.63%, 08/31/30	12,800,000	12,867,500
4.13%, 08/31/30	6,500,000	6,667,578
3.63%, 09/30/30	17,200,000	17,290,703
4.63%, 09/30/30	6,900,000	7,225,324
3.63%, 10/31/30	14,000,000	14,071,094
4.88%, 10/31/30	6,650,000	7,038,609
0.88%, 11/15/30	19,850,000	17,601,367
3.50%, 11/30/30	17,850,000	17,843,027
4.38%, 11/30/30	8,150,000	8,454,033
3.63%, 12/31/30	16,550,000	16,629,518
3.75%, 12/31/30	7,850,000	7,929,420
3.75%, 01/31/31	20,100,000	20,308,066
4.00%, 01/31/31	7,350,000	7,505,900
1.13%, 02/15/31	19,050,000	17,005,846
3.50%, 02/28/31	13,250,000	13,240,166
4.25%, 02/28/31	7,250,000	7,486,475
4.13%, 03/31/31	7,500,000	7,702,441
See financial notes
Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.63%, 04/30/31	7,950,000	8,352,158
1.63%, 05/15/31	18,150,000	16,498,775
4.63%, 05/31/31	7,500,000	7,880,859
4.25%, 06/30/31	7,800,000	8,058,680
4.13%, 07/31/31	7,800,000	8,012,977
1.25%, 08/15/31	20,550,000	18,193,975
3.75%, 08/31/31	8,000,000	8,066,250
3.63%, 09/30/31	7,700,000	7,713,535
4.13%, 10/31/31	7,750,000	7,957,070
1.38%, 11/15/31	20,700,000	18,330,820
4.13%, 11/30/31	7,700,000	7,906,035
4.50%, 12/31/31	8,000,000	8,370,625
4.38%, 01/31/32	7,750,000	8,057,881
1.88%, 02/15/32	18,900,000	17,129,602
4.13%, 02/29/32	7,700,000	7,903,027
4.13%, 03/31/32	7,750,000	7,954,346
4.00%, 04/30/32	8,000,000	8,154,375
2.88%, 05/15/32	18,550,000	17,747,133
4.13%, 05/31/32	8,000,000	8,208,438
4.00%, 06/30/32	8,000,000	8,151,562
4.00%, 07/31/32	7,800,000	7,945,336
2.75%, 08/15/32	17,855,000	16,905,058
3.88%, 08/31/32	8,000,000	8,089,375
3.88%, 09/30/32	7,900,000	7,985,172
3.75%, 10/31/32	8,100,000	8,124,680
4.13%, 11/15/32	18,950,000	19,426,711
3.75%, 11/30/32	8,100,000	8,122,148
3.88%, 12/31/32	8,950,000	9,038,801
4.00%, 01/31/33	10,750,000	10,935,606
3.50%, 02/15/33	18,400,000	18,148,438
3.75%, 02/28/33	8,300,000	8,314,914
3.38%, 05/15/33	18,200,000	17,779,125
3.88%, 08/15/33	20,100,000	20,247,609
4.50%, 11/15/33	22,200,000	23,257,969
4.00%, 02/15/34	21,750,000	22,038,867
4.38%, 05/15/34	22,150,000	22,999,660
3.88%, 08/15/34	21,900,000	21,932,508
4.25%, 11/15/34	22,100,000	22,709,477
4.63%, 02/15/35	22,750,000	24,003,028
4.25%, 05/15/35	22,750,000	23,334,746
4.25%, 08/15/35	22,850,000	23,419,465
4.00%, 11/15/35	22,350,000	22,432,067
4.13%, 02/15/36	8,500,000	8,613,555
Total Treasuries (Cost $2,720,926,662)		2,737,028,211

GOVERNMENT RELATED 4.2% OF NET ASSETS

Agency 1.1%
Foreign 0.6%
Austria 0.0%
Oesterreichische Kontrollbank AG
4.75%, 05/21/27	500,000	507,415
3.63%, 09/09/27	200,000	200,416
4.25%, 03/01/28	250,000	253,768
4.00%, 05/28/28	300,000	303,438
4.13%, 01/18/29	300,000	305,529
3.75%, 09/05/29	150,000	151,278
4.50%, 01/24/30	200,000	206,898
3.75%, 09/10/30	270,000	272,165
3.75%, 01/15/31	200,000	201,734
		2,402,641
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Canada 0.1%
CI Financial Corp.
3.20%, 12/17/30 (a)	200,000	183,268
4.10%, 06/15/51 (a)	75,000	52,875
Export Development Canada
3.00%, 05/25/27	550,000	546,827
3.75%, 09/07/27	500,000	502,220
3.88%, 02/14/28	750,000	756,090
4.13%, 02/13/29	600,000	611,688
4.00%, 06/20/30	400,000	407,440
4.75%, 06/05/34	100,000	106,286
		3,166,694
Germany 0.3%
Kreditanstalt fuer Wiederaufbau
4.38%, 03/01/27 (i)	1,000,000	1,008,210
3.00%, 05/20/27 (i)	950,000	944,613
4.00%, 06/28/27 (i)	550,000	553,811
3.50%, 08/27/27 (i)	300,000	300,312
3.75%, 02/15/28 (i)	400,000	402,548
2.88%, 04/03/28 (i)	750,000	741,900
3.88%, 05/15/28 (i)	500,000	504,840
3.88%, 06/15/28 (i)	1,000,000	1,009,870
3.50%, 08/09/28 (i)	530,000	531,685
4.00%, 03/15/29 (i)	1,000,000	1,016,970
1.75%, 09/14/29 (i)	400,000	377,644
4.63%, 03/18/30 (i)	600,000	625,578
3.75%, 07/15/30 (i)	750,000	757,432
0.75%, 09/30/30 (i)	400,000	353,640
4.75%, 10/29/30 (i)	400,000	420,920
3.75%, 03/14/31 (i)	1,000,000	1,009,470
4.13%, 07/15/33 (i)	750,000	766,492
4.38%, 02/28/34 (i)	500,000	518,575
2.14%, 04/18/36 (i)(j)	300,000	200,346
2.63%, 06/29/37 (i)(j)	450,000	284,189
Landwirtschaftliche Rentenbank
3.88%, 09/28/27 (i)	250,000	251,608
2.50%, 11/15/27 (i)	250,000	246,113
3.88%, 06/14/28 (i)	200,000	201,890
4.63%, 04/17/29 (i)	300,000	310,314
4.13%, 05/28/30 (i)	300,000	307,020
0.88%, 09/03/30 (i)	500,000	445,330
3.63%, 10/08/30 (i)	250,000	251,018
5.00%, 10/24/33 (i)	150,000	161,669
		14,504,007
Japan 0.1%
Japan Bank for International Cooperation
2.88%, 06/01/27	200,000	198,212
2.88%, 07/21/27	200,000	198,026
4.63%, 07/22/27	300,000	304,026
4.38%, 10/05/27	200,000	202,396
2.75%, 11/16/27	250,000	246,502
4.63%, 07/19/28	300,000	307,179
3.25%, 07/20/28	200,000	198,548
4.88%, 10/18/28	200,000	206,530
3.50%, 10/31/28	200,000	199,608
2.13%, 02/16/29	250,000	239,690
2.00%, 10/17/29	200,000	188,866
1.25%, 01/21/31	250,000	222,765
1.88%, 04/15/31	700,000	639,191
4.63%, 04/17/34	200,000	207,696
4.38%, 01/23/36	250,000	252,680
See financial notes

Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Japan International Cooperation Agency
2.75%, 04/27/27	200,000	198,056
4.00%, 05/23/28	250,000	251,815
4.75%, 05/21/29	200,000	206,538
4.25%, 05/22/30	200,000	203,878
1.00%, 07/22/30	380,000	338,067
1.75%, 04/28/31	200,000	180,854
		5,191,123
Norway 0.0%
Equinor ASA
3.00%, 04/06/27 (a)	200,000	198,828
7.25%, 09/23/27	200,000	210,812
4.25%, 06/02/28 (a)	150,000	151,659
3.63%, 09/10/28 (a)	300,000	300,072
3.13%, 04/06/30 (a)	250,000	242,572
2.38%, 05/22/30 (a)	100,000	93,984
5.13%, 06/03/35 (a)	150,000	155,898
4.75%, 11/14/35 (a)	180,000	181,154
3.63%, 04/06/40 (a)	100,000	86,400
5.10%, 08/17/40	114,000	114,638
4.25%, 11/23/41	100,000	90,071
3.95%, 05/15/43	150,000	127,841
4.80%, 11/08/43	100,000	95,053
3.25%, 11/18/49 (a)	300,000	214,767
3.70%, 04/06/50 (a)	250,000	193,453
		2,457,202
Republic of Korea 0.1%
Export-Import Bank of Korea
4.25%, 09/15/27	200,000	201,858
4.13%, 10/17/27	200,000	201,624
5.00%, 01/11/28	400,000	409,804
4.63%, 01/14/28	200,000	203,664
5.13%, 09/18/28	200,000	207,250
4.50%, 01/11/29	200,000	204,916
3.75%, 01/13/29	200,000	200,922
4.00%, 09/11/29	200,000	202,658
4.88%, 01/14/30	200,000	208,376
1.25%, 09/21/30	250,000	224,450
3.88%, 01/13/31	200,000	201,614
2.13%, 01/18/32	250,000	227,990
5.13%, 01/11/33	200,000	212,556
4.63%, 01/11/34	200,000	206,636
5.25%, 01/14/35	200,000	215,200
2.50%, 06/29/41	200,000	153,686
Korea Development Bank
2.25%, 02/24/27	200,000	197,352
4.63%, 02/03/28	200,000	203,698
4.38%, 02/15/28	200,000	202,798
3.75%, 01/28/29	200,000	201,008
4.50%, 02/15/29	500,000	512,710
4.88%, 02/03/30	200,000	208,336
3.75%, 09/16/30	200,000	200,314
4.00%, 01/28/31	200,000	202,752
2.00%, 10/25/31	250,000	228,050
4.25%, 09/08/32	250,000	255,922
4.38%, 02/15/33	200,000	203,600
5.63%, 10/23/33	200,000	219,950
		6,319,694
Sweden 0.0%
Svensk Exportkredit AB
2.25%, 03/22/27	250,000	246,535
3.88%, 08/04/27	200,000	201,012
3.75%, 09/13/27	300,000	301,101
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.75%, 05/08/28	500,000	502,400
4.25%, 02/01/29	200,000	204,152
3.75%, 07/29/30	200,000	201,330
4.88%, 10/04/30	500,000	526,635
		2,183,165
		36,224,526
U.S. 0.5%
Federal Farm Credit Banks Funding Corp.
4.50%, 03/26/27	1,000,000	1,010,410
4.00%, 01/06/28	500,000	504,890
4.13%, 03/20/29	1,000,000	1,019,070
Federal Home Loan Banks
4.00%, 06/30/28	3,500,000	3,548,370
3.25%, 11/16/28	2,850,000	2,842,333
4.75%, 12/08/28	1,500,000	1,552,575
4.13%, 06/14/30	750,000	767,520
4.75%, 03/10/34	1,500,000	1,582,770
5.50%, 07/15/36	330,000	368,696
Federal Home Loan Mortgage Corp.
6.75%, 03/15/31	200,000	229,302
6.25%, 07/15/32	1,100,000	1,257,333
Federal National Mortgage Association
0.75%, 10/08/27	1,750,000	1,678,040
6.03%, 10/08/27	164,000	170,575
7.25%, 05/15/30	1,000,000	1,146,440
0.88%, 08/05/30	6,214,000	5,556,683
6.63%, 11/15/30	2,180,000	2,469,918
5.63%, 07/15/37	500,000	563,320
Private Export Funding Corp.
1.40%, 07/15/28	100,000	95,180
Tennessee Valley Authority
4.65%, 06/15/35	655,000	685,530
4.63%, 09/15/60	150,000	138,960
		27,187,915
		63,412,441

Local Authority 0.7%
Foreign 0.3%
Canada 0.3%
Hydro-Quebec
8.50%, 12/01/29	100,000	116,407
Province of Alberta
3.30%, 03/15/28	200,000	199,174
4.50%, 06/26/29	250,000	257,320
1.30%, 07/22/30	450,000	407,758
4.50%, 01/24/34	200,000	206,100
4.30%, 11/02/35	300,000	302,184
Province of British Columbia
4.70%, 01/24/28	700,000	715,295
4.80%, 11/15/28	400,000	413,320
4.90%, 04/24/29	400,000	416,160
3.90%, 08/27/30	500,000	505,460
1.30%, 01/29/31	500,000	446,605
4.20%, 07/06/33	450,000	455,206
4.75%, 06/12/34	350,000	366,065
4.80%, 06/11/35	500,000	522,505
Province of Manitoba
1.50%, 10/25/28	150,000	142,394
4.30%, 07/27/33	200,000	203,142
4.90%, 05/31/34	150,000	158,240
See financial notes
Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Province of New Brunswick
3.63%, 02/24/28	150,000	149,873
Province of Ontario
3.10%, 05/19/27	400,000	398,088
1.05%, 05/21/27	450,000	436,851
4.20%, 01/18/29	500,000	509,540
3.80%, 01/29/29	500,000	504,140
3.70%, 09/17/29	400,000	401,828
2.00%, 10/02/29	400,000	379,144
4.70%, 01/15/30	600,000	623,922
3.90%, 09/04/30	500,000	505,660
1.13%, 10/07/30	500,000	447,110
1.60%, 02/25/31	250,000	226,450
1.80%, 10/14/31	500,000	450,735
2.13%, 01/21/32	200,000	182,264
5.05%, 04/24/34	450,000	480,694
4.85%, 06/11/35	250,000	262,750
4.45%, 11/20/35	350,000	356,587
Province of Quebec
2.75%, 04/12/27	200,000	198,288
3.63%, 04/13/28	600,000	601,338
4.50%, 04/03/29	650,000	668,128
7.50%, 09/15/29	421,000	475,098
1.35%, 05/28/30	250,000	227,315
3.88%, 01/14/31	900,000	907,830
1.90%, 04/21/31	250,000	228,845
4.50%, 09/08/33	200,000	206,012
4.25%, 09/05/34	400,000	402,612
4.63%, 08/28/35	350,000	360,637
Province of Saskatchewan
3.25%, 06/08/27	200,000	199,126
4.65%, 01/28/30	200,000	207,004
		16,831,204
U.S. 0.4%
American Municipal Power, Inc.
RB (Build America Bonds) Series 2010
8.08%, 02/15/50	250,000	322,349
Bay Area Toll Authority
RB (Build America Bonds) Series 2009F2
6.26%, 04/01/49	400,000	437,276
RB (Build America Bonds) Series 2010S3
6.91%, 10/01/50	230,000	264,222
Board of Regents of the University of Texas System
TXBL-SER A
3.35%, 08/15/47 (a)	250,000	194,702
California Health Facilities Financing Authority
RB Series 2022
4.19%, 06/01/37 (a)	50,000	48,997
California State University
RB Series 2017B
3.90%, 11/01/47 (a)	50,000	43,356
RB Series 2020B
2.98%, 11/01/51 (a)	200,000	141,657
RB Series B
5.18%, 11/01/53 (a)	50,000	49,891
RB Series E
2.90%, 11/01/51 (a)	100,000	73,617
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Chicago O'Hare International Airport
RB (Build America Bonds) Series 2010B
6.40%, 01/01/40	100,000	112,984
Series C
4.47%, 01/01/49	90,000	82,314
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue
RB (Pension Funding) Series 2008A
6.90%, 12/01/40	660,367	755,002
City of Atlanta Water & Wastewater Revenue
RB Series 2020
2.26%, 11/01/35 (a)	125,000	108,716
City of Houston
GO Bonds (Pension Funding) Series 2017
3.96%, 03/01/47	120,000	105,701
City of New York
4.61%, 09/01/37 (a)	50,000	50,800
6.27%, 12/01/37	200,000	219,070
6.29%, 02/01/45 (a)	60,000	64,370
5.56%, 10/01/45 (a)	50,000	50,961
5.37%, 10/01/51	100,000	100,744
6.39%, 02/01/55 (a)	125,000	134,227
GO Bonds Series 2023 B-1
5.83%, 10/01/53	200,000	213,111
GO Bonds Series 2024 D-1
5.09%, 10/01/49	75,000	73,509
GO Bonds Series 2024 D-1
5.11%, 10/01/54	75,000	72,774
GO Bonds Series 2024 D-2
5.26%, 10/01/44 (a)	200,000	200,190
City of San Antonio TX Electric & Gas Systems Revenue
5.47%, 02/01/45 (a)	100,000	104,042
5.57%, 02/01/50 (a)	100,000	102,908
City of San Francisco Public Utilities Commission Water Revenue
RB (Build America Bonds) Series 2010
6.95%, 11/01/50	150,000	171,460
Commonwealth Financing Authority
Series A
4.14%, 06/01/38	200,000	195,356
Commonwealth of Massachusetts
GO (Build America Bonds) Series 2009
5.46%, 12/01/39	100,000	105,181
Series H
2.90%, 09/01/49	100,000	72,048
Commonwealth of Massachusetts Transportation Fund Revenue
RB (Build America Bonds) Series 2010
5.73%, 06/01/40	100,000	105,348
County of Broward Airport System Revenue
RB Series C
3.48%, 10/01/43 (a)	100,000	86,750
County of Clark Department of Aviation
RB (Build America Bonds) Series 2010C
6.82%, 07/01/45	150,000	171,699
County of Miami-Dade FL Aviation Revenue
RB Series C
4.28%, 10/01/41 (a)	75,000	70,879
County of Riverside
3.82%, 02/15/38	75,000	73,149
See financial notes

Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Dallas Area Rapid Transit
Series B
6.00%, 12/01/44	215,000	226,028
Dallas County Hospital District
GO (Build America Bonds) Series C
5.62%, 08/15/44	100,000	101,169
Dallas Fort Worth International Airport
RB Series 2020C
2.92%, 11/01/50	250,000	182,167
RB Series A
4.09%, 11/01/51	100,000	84,819
Series A
2.99%, 11/01/38	100,000	89,854
Series C
3.09%, 11/01/40 (a)	250,000	211,070
District of Columbia Water & Sewer Authority
RB Series 2014A
4.81%, 10/01/14	100,000	88,268
East Bay Municipal Utility District Water System Revenue
Water System RB (Build America Bonds) Series 2010
5.87%, 06/01/40	330,000	357,313
Empire State Development Corp.
RB (Build America Bonds) Series 2009
5.77%, 03/15/39	80,000	82,998
Foothill-Eastern Transportation Corridor Agency
Series A
3.92%, 01/15/53 (a)	100,000	81,871
Golden State Tobacco Securitization Corp.
4.21%, 06/01/50 (a)	210,000	160,551
RB Series 2021 A-1
3.71%, 06/01/41 (a)	100,000	80,814
RB Series A
3.12%, 06/01/38 (a)	35,000	30,059
Grand Parkway Transportation Corp.
RB Series 2013E
5.18%, 10/01/42	100,000	104,522
Series B
3.24%, 10/01/52 (a)	250,000	182,574
Health & Educational Facilities Authority of the State of Missouri
3.23%, 05/15/50 (a)	150,000	110,369
Illinois State Toll Highway Authority
RB (Build America Bonds) Series A
6.18%, 01/01/34	100,000	108,831
Indiana Finance Authority
RB Series 2021
3.05%, 01/01/51	75,000	56,217
JobsOhio Beverage System
RB Series 2013 B
4.53%, 01/01/35	275,000	284,473
Kansas Development Finance Authority
RB Series H
4.93%, 04/15/45	100,000	99,435
Los Angeles County Public Works Financing Authority
7.62%, 08/01/40	100,000	121,053
Los Angeles Department of Water & Power
RB (Build America Bonds) Series 2010
6.57%, 07/01/45	200,000	220,148
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Louisiana Local Government Environmental Facilities & Community Development Authority
RB Series 2022 A
4.48%, 08/01/39 (a)	100,000	98,717
RB Series 2023
5.05%, 12/01/34 (a)	250,000	261,720
RB Series A
4.15%, 02/01/33 (a)	250,000	252,429
Series 2022-ELL, Class A3
4.28%, 02/01/36 (a)	200,000	200,777
Maryland Economic Development Corp.
5.43%, 05/31/56	100,000	100,418
RB Series 2024
5.94%, 05/31/57 (a)	75,000	77,236
Maryland Health & Higher Educational Facilities Authority
RB Series D
3.05%, 07/01/40 (a)	150,000	122,400
RB Series D
3.20%, 07/01/50	150,000	107,668
Massachusetts School Building Authority
RB Series 2010
5.72%, 08/15/39	150,000	159,477
Metropolitan Transportation Authority Dedicated Tax Fund
RB (Build America Bonds) Series C
7.34%, 11/15/39	175,000	210,595
Metropolitan Washington Airports Authority Dulles Toll Road Revenue
RB (Build America Bonds) Series B
7.46%, 10/01/46	100,000	121,906
Michigan Finance Authority
RB Series 2019
3.38%, 12/01/40	200,000	174,329
Michigan State University
RB Series A
4.17%, 08/15/22 (a)	75,000	56,598
Municipal Electric Authority of Georgia
RB (Build America Bonds) Series 2010
6.66%, 04/01/57	138,000	153,678
RB (Build America Bonds) Series A
6.64%, 04/01/57	138,000	153,130
RB Series B
7.06%, 04/01/57	287,000	333,475
New Jersey Economic Development Authority
Series A
7.43%, 02/15/29	185,000	195,528
New Jersey Transportation Trust Fund Authority
RB (Build America Bonds) Series B
6.56%, 12/15/40	150,000	171,884
New Jersey Turnpike Authority
RB (Build America Bonds) Series 2009F
7.41%, 01/01/40	350,000	427,898
RB (Build America Bonds) Series 2010A
7.10%, 01/01/41	350,000	417,983
New York City Municipal Water Finance Authority
RB (Build America Bonds) Series GG
5.72%, 06/15/42	125,000	128,345
See financial notes
Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Water System RB (Build America Bonds)
6.01%, 06/15/42	250,000	264,975
Water System RB (Build America Bonds) Series 2011CC
5.88%, 06/15/44	100,000	103,479
Water System RB (Build America Bonds) Series AA-2-2009
5.75%, 06/15/41	100,000	102,620
New York State Dormitory Authority
5.23%, 07/01/35	210,000	223,547
RB (Build America Bonds) Series 2010
5.60%, 03/15/40	50,000	52,275
RB Series 2009F
5.63%, 03/15/39	100,000	104,145
North Texas Tollway Authority
RB (Build America Bonds) Series 2009B
6.72%, 01/01/49	150,000	170,019
Ohio State University
4.80%, 06/01/11	25,000	21,584
Oklahoma Development Finance Authority
4.62%, 06/01/44	100,000	99,868
4.85%, 02/01/45	100,000	101,135
RB Series 2022
4.38%, 11/01/45 (a)	150,000	146,673
Oregon School Boards Association
5.68%, 06/30/28	74,754	76,296
Pennsylvania State University
2.84%, 09/01/50	150,000	105,234
Port Authority of New York & New Jersey
5.65%, 11/01/40	100,000	109,154
Consolidated Bonds 164th Series
5.65%, 11/01/40	150,000	163,731
Consolidated Bonds 168th Series
4.93%, 10/01/51	200,000	193,294
Consolidated Bonds 174th Series
4.46%, 10/01/62	450,000	394,509
Consolidated Bonds 181st Series
4.96%, 08/01/46	100,000	99,448
Consolidated Bonds 192th Series
4.81%, 10/15/65	170,000	159,200
New Je Portrn 09/48 Fixed 4.031
4.03%, 09/01/48	80,000	69,175
RB Series 2019 215
3.29%, 08/01/69	100,000	66,738
RB Series 182
5.31%, 08/01/46 (a)	150,000	150,181
Port of Morrow
RB Series 2020 1
2.54%, 09/01/40	100,000	80,120
Regents of the University of California Medical Center Pooled Revenue
RB (Build America Bonds) Series F
6.58%, 05/15/49	75,000	81,893
RB (Build America Bonds) Series H
6.55%, 05/15/48	100,000	109,896
RB Series 2022 Q
4.56%, 05/15/53	100,000	88,174
RB Series N
3.26%, 05/15/60 (a)	100,000	67,188
RB Series N
3.71%, 05/15/20 (a)	75,000	48,842
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Regional Transportation District Sales Tax Revenue
Series B
5.84%, 11/01/50	50,000	52,138
Rutgers The State University of New Jersey
Series P
3.92%, 05/01/19 (a)	100,000	69,094
Sales Tax Securitization Corp.
RB 2021 Series B
3.24%, 01/01/42	100,000	84,667
RB Series 2017B
3.59%, 01/01/43	15,000	13,287
RB Series B
3.82%, 01/01/48	150,000	122,345
Salt River Project Agricultural Improvement & Power District
RB (Build America Bonds) Series 2010
4.84%, 01/01/41	75,000	75,098
San Diego County Water Authority., Class B
RB (Build America Bonds) Series 2010B
6.14%, 05/01/49	100,000	105,355
San Jose Redevelopment Successor Agency
Series A
3.38%, 08/01/34 (a)	100,000	95,776
State Board of Administration Finance Corp.
RB Series 2024 A
5.53%, 07/01/34 (a)	200,000	215,434
Series A
1.71%, 07/01/27	400,000	389,837
Series A
2.15%, 07/01/30	600,000	560,618
State of California
4.88%, 09/01/30	75,000	78,787
5.75%, 10/01/31	75,000	82,153
GO (Build America Bonds) Series 2009
7.50%, 04/01/34	900,000	1,063,592
GO (Build America Bonds) Series 2009
7.55%, 04/01/39	550,000	679,483
GO (Build America Bonds) Series 2009
7.30%, 10/01/39	500,000	594,100
GO (Build America Bonds) Series 2009
7.35%, 11/01/39	200,000	238,133
GO Bonds
5.13%, 03/01/38 (a)	100,000	102,567
GO Bonds
7.60%, 11/01/40	300,000	375,120
GO Bonds Series 2010
7.63%, 03/01/40	300,000	369,458
GO Bonds Series 2023
6.00%, 03/01/33	100,000	112,237
GO Bonds Series 2024
5.13%, 09/01/29	100,000	105,240
State of Connecticut
GO Bonds Series 2008A
5.85%, 03/15/32	350,000	380,514
State of Illinois
GO (Build America Bonds) Series 2010
6.63%, 02/01/35	51,923	55,394
GO (Build America Bonds) Series 2010
7.35%, 07/01/35	71,429	78,053
GO Bonds (Pension Funding) Series 2003
5.10%, 06/01/33	1,341,108	1,389,718
See financial notes

Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
State of Oregon
GO Bonds (Pension Funding) Series 2003
5.89%, 06/01/27	237,315	240,742
State of Texas
GO Mobility Fund Bonds (Build America Bonds) Series 2009A
5.52%, 04/01/39	543,639	573,120
State of Wisconsin
3.15%, 05/01/27	100,000	99,459
Texas Department of Transportation State Highway Fund
RB (Build America Bonds) Series B
5.18%, 04/01/30	100,000	102,954
Texas Natural Gas Securitization Finance Corp.
RB 2023
5.10%, 04/01/35 (a)	251,192	261,687
RB Series 2023
5.17%, 04/01/41 (a)	350,000	365,392
Texas Private Activity Bond Surface Transportation Corp.
RB Series B
3.92%, 12/31/49	150,000	125,123
United Nations Development Corp.
6.54%, 08/01/55 (a)	50,000	54,013
University of California
RB Series 2015AQ
4.77%, 05/15/15	150,000	127,432
RB Series 2019 BD
3.35%, 07/01/29	100,000	99,195
RB Series 2020 BG
1.32%, 05/15/27 (a)	335,000	326,011
RB Series AD
4.86%, 05/15/12	193,000	167,110
RB Series BG
1.61%, 05/15/30 (a)	250,000	230,675
University of Michigan
4.45%, 04/01/22 (a)	250,000	203,600
RB Series C
3.60%, 04/01/47	200,000	171,681
Series B
2.44%, 04/01/40 (a)	250,000	195,031
University of Pittsburgh-of the Commonwealth System of Higher Education
RB Series 2019A
3.56%, 09/15/19 (a)	100,000	64,811
University of Virginia
General Revenue Pledge and Refunding Bonds, Series 2020
2.26%, 09/01/50 (a)	400,000	242,460
Series C
4.18%, 09/01/17 (a)	100,000	76,258
		26,838,499
		43,669,703

Sovereign 1.1%
Canada 0.0%
Canada Government International Bonds
3.75%, 04/26/28	800,000	805,440
4.63%, 04/30/29	750,000	776,828
4.00%, 03/18/30	500,000	509,460
		2,091,728
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Chile 0.1%
Chile Government International Bonds
3.24%, 02/06/28 (a)	250,000	246,902
4.85%, 01/22/29 (a)	300,000	307,575
2.45%, 01/31/31 (a)	300,000	276,786
4.35%, 04/13/31 (a)	200,000	200,820
2.55%, 01/27/32 (a)	200,000	181,338
2.55%, 07/27/33 (a)	500,000	440,055
3.50%, 01/31/34 (a)	250,000	233,170
4.95%, 01/05/36 (a)	400,843	410,551
5.65%, 01/13/37 (a)	300,000	322,149
3.10%, 05/07/41 (a)	550,000	434,725
4.34%, 03/07/42 (a)	250,000	228,823
3.63%, 10/30/42	150,000	125,618
3.86%, 06/21/47	200,000	164,618
3.50%, 01/25/50 (a)	500,000	378,470
4.00%, 01/31/52 (a)	200,000	163,584
5.33%, 01/05/54 (a)	300,000	299,226
3.10%, 01/22/61 (a)	250,000	161,743
3.25%, 09/21/71 (a)	200,000	129,212
		4,705,365
Hungary 0.0%
Hungary Government International Bonds
7.63%, 03/29/41	300,000	357,411
Indonesia 0.1%
Indonesia Government International Bonds
3.50%, 01/11/28	200,000	198,682
4.55%, 01/11/28 (a)	300,000	303,477
4.10%, 04/24/28	250,000	251,297
4.75%, 02/11/29	200,000	204,310
4.40%, 03/10/29 (a)	200,000	201,698
3.40%, 09/18/29	250,000	244,478
5.25%, 01/15/30 (a)	200,000	207,412
2.85%, 02/14/30	400,000	380,572
3.85%, 10/15/30	300,000	295,638
4.35%, 02/21/31 (a)	200,000	200,050
1.85%, 03/12/31	200,000	177,966
2.15%, 07/28/31 (a)	200,000	178,810
3.55%, 03/31/32 (a)	200,000	190,326
4.65%, 09/20/32 (a)	250,000	252,200
4.85%, 01/11/33 (a)	200,000	202,254
4.70%, 02/10/34 (a)	200,000	199,314
4.75%, 09/10/34 (a)	200,000	199,160
5.60%, 01/15/35 (a)	200,000	211,022
4.95%, 02/21/36 (a)	200,000	199,352
4.90%, 04/16/36 (a)	200,000	198,298
4.35%, 01/11/48	200,000	171,688
5.35%, 02/11/49	200,000	199,070
3.70%, 10/30/49	100,000	75,560
3.50%, 02/14/50	200,000	145,338
4.20%, 10/15/50	250,000	204,605
3.05%, 03/12/51	400,000	265,608
4.30%, 03/31/52 (a)	200,000	165,192
5.65%, 01/11/53 (a)	200,000	201,392
5.10%, 02/10/54 (a)	200,000	190,980
5.15%, 09/10/54 (a)	200,000	191,138
3.20%, 09/23/61 (a)	200,000	127,426
4.45%, 04/15/70	200,000	160,798
3.35%, 03/12/71	200,000	127,084
		6,722,195
See financial notes
Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Israel 0.1%
Israel Government International Bonds
3.25%, 01/17/28	200,000	196,914
5.38%, 03/12/29	300,000	309,114
5.38%, 02/19/30	400,000	414,636
2.75%, 07/03/30	350,000	327,814
4.50%, 01/13/31	400,000	401,024
4.50%, 01/17/33	350,000	345,271
5.50%, 03/12/34	700,000	729,505
5.63%, 02/19/35	500,000	525,065
5.00%, 01/13/36	400,000	399,076
4.50%, 01/30/43	300,000	266,436
4.13%, 01/17/48	200,000	160,022
3.88%, 07/03/50	300,000	224,280
5.75%, 03/12/54	500,000	488,930
5.88%, 01/13/56	400,000	397,988
4.50%, 04/03/20	200,000	151,384
State of Israel
2.50%, 01/15/30	200,000	186,916
3.38%, 01/15/50	350,000	241,325
		5,765,700
Italy 0.0%
Republic of Italy Government International Bonds
2.88%, 10/17/29	475,000	461,054
5.38%, 06/15/33	250,000	268,733
4.00%, 10/17/49	550,000	437,008
3.88%, 05/06/51	500,000	382,725
		1,549,520
Mexico 0.3%
Mexico Government International Bonds
4.15%, 03/28/27	300,000	300,651
3.75%, 01/11/28	300,000	298,221
5.40%, 02/09/28 (a)	200,000	204,906
4.50%, 04/22/29	600,000	604,296
5.00%, 05/07/29 (a)	200,000	204,332
3.25%, 04/16/30 (a)	500,000	476,280
6.00%, 05/13/30 (a)	400,000	420,928
4.75%, 03/22/31 (a)	250,000	249,420
2.66%, 05/24/31 (a)	600,000	540,948
8.30%, 08/15/31	150,000	178,541
4.75%, 04/27/32 (a)	500,000	492,315
5.85%, 07/02/32 (a)	700,000	727,132
5.38%, 03/22/33 (a)	725,000	727,653
7.50%, 04/08/33	200,000	231,466
4.88%, 05/19/33 (a)	400,000	389,480
5.63%, 02/09/34 (a)	500,000	506,015
3.50%, 02/12/34 (a)	600,000	526,434
6.75%, 09/27/34	362,000	395,851
6.35%, 02/09/35 (a)	400,000	422,476
5.63%, 09/22/35 (a)	450,000	450,396
6.00%, 05/07/36 (a)	750,000	770,625
6.88%, 05/13/37 (a)	700,000	757,652
6.63%, 01/29/38 (a)	500,000	528,800
6.13%, 02/09/38 (a)	750,000	760,987
6.05%, 01/11/40	500,000	504,245
4.28%, 08/14/41 (a)	400,000	326,396
4.75%, 03/08/44	750,000	627,450
5.55%, 01/21/45	550,000	515,878
4.60%, 01/23/46	450,000	360,432
4.35%, 01/15/47	300,000	230,220
4.60%, 02/10/48	400,000	315,596
4.50%, 01/31/50 (a)	275,000	213,128
5.00%, 04/27/51 (a)	450,000	369,315
4.40%, 02/12/52 (a)	450,000	335,637
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.34%, 05/04/53 (a)	600,000	582,666
6.40%, 05/07/54 (a)	500,000	489,345
7.38%, 05/13/55 (a)	500,000	549,330
6.75%, 02/09/56 (a)	400,000	406,216
3.77%, 05/24/61 (a)	600,000	377,130
5.75%, 10/12/10	420,000	357,693
		17,726,482
Panama 0.1%
Panama Government International Bonds
8.88%, 09/30/27	250,000	268,808
3.88%, 03/17/28 (a)	200,000	198,686
9.38%, 04/01/29	150,000	172,557
3.16%, 01/23/30 (a)	200,000	190,004
7.50%, 03/01/31 (a)	200,000	224,286
2.25%, 09/29/32 (a)	600,000	506,304
3.30%, 01/19/33 (a)	200,000	179,368
5.23%, 02/23/34 (a)	200,000	200,078
6.40%, 02/14/35 (a)	450,000	482,827
6.70%, 01/26/36	331,000	361,925
6.88%, 01/31/36 (a)	200,000	220,832
8.00%, 03/01/38 (a)	200,000	238,674
4.50%, 05/15/47 (a)	250,000	205,533
4.50%, 04/16/50 (a)	400,000	321,136
4.30%, 04/29/53	400,000	311,132
6.85%, 03/28/54 (a)	200,000	216,676
4.50%, 04/01/56 (a)	350,000	274,165
7.88%, 03/01/57 (a)	200,000	241,618
3.87%, 07/23/60 (a)	650,000	452,413
4.50%, 01/19/63 (a)	250,000	194,110
		5,461,132
Peru 0.1%
Peru Government International Bonds
2.84%, 06/20/30	200,000	189,776
2.78%, 01/23/31 (a)	400,000	372,312
1.86%, 12/01/32 (a)	300,000	252,330
8.75%, 11/21/33	450,000	567,801
3.00%, 01/15/34 (a)	400,000	352,432
5.38%, 02/08/35 (a)	200,000	207,008
5.50%, 03/30/36 (a)	388,000	401,522
6.55%, 03/14/37	300,000	335,250
3.30%, 03/11/41 (a)	250,000	196,932
5.63%, 11/18/50	595,000	592,626
3.55%, 03/10/51 (a)	350,000	252,574
5.88%, 08/08/54 (a)	300,000	303,087
6.20%, 06/30/55 (a)	200,000	210,752
2.78%, 12/01/60 (a)	250,000	141,663
3.60%, 01/15/72 (a)	200,000	130,858
3.23%, 07/28/21 (a)	200,000	113,124
		4,620,047
Philippines 0.1%
Philippines Government International Bonds
3.23%, 03/29/27	200,000	198,764
3.00%, 02/01/28	400,000	393,900
3.75%, 01/14/29	200,000	198,874
9.50%, 02/02/30	250,000	299,972
2.46%, 05/05/30	200,000	187,704
7.75%, 01/14/31	350,000	405,825
1.65%, 06/10/31	200,000	176,554
4.25%, 07/27/31	200,000	201,632
1.95%, 01/06/32	200,000	176,108
6.38%, 01/15/32	300,000	332,775
3.56%, 09/29/32	200,000	190,310
5.61%, 04/13/33	200,000	213,498
See financial notes

Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.00%, 07/17/33	200,000	206,050
5.25%, 05/14/34	200,000	208,458
6.38%, 10/23/34	400,000	447,488
5.50%, 02/04/35	200,000	211,804
4.75%, 03/05/35	200,000	200,750
5.00%, 01/27/36	200,000	203,438
5.00%, 01/13/37	200,000	202,648
3.95%, 01/20/40	400,000	354,396
3.70%, 03/01/41	550,000	465,113
3.70%, 02/02/42	400,000	334,644
2.95%, 05/05/45	200,000	142,400
2.65%, 12/10/45	200,000	134,366
3.20%, 07/06/46	500,000	364,175
4.20%, 03/29/47	200,000	168,886
5.95%, 10/13/47	200,000	212,282
5.50%, 01/17/48	200,000	201,776
5.60%, 05/14/49	200,000	203,908
5.18%, 09/05/49	200,000	192,888
5.90%, 02/04/50	200,000	212,196
5.75%, 01/27/51	200,000	207,672
		7,851,254
Poland 0.1%
Republic of Poland Government International Bonds
5.50%, 11/16/27 (a)	400,000	411,944
4.63%, 03/18/29 (a)	250,000	256,385
4.88%, 02/12/30	500,000	518,585
5.75%, 11/16/32 (a)	300,000	323,901
4.88%, 10/04/33 (a)	400,000	411,080
5.13%, 09/18/34 (a)	500,000	518,860
5.38%, 02/12/35 (a)	500,000	524,870
5.50%, 04/04/53 (a)	450,000	441,418
5.50%, 03/18/54 (a)	700,000	686,833
		4,093,876
Republic of Korea 0.0%
Korea International Bonds
3.50%, 09/20/28	200,000	199,708
3.63%, 02/12/29	200,000	200,644
2.50%, 06/19/29	200,000	193,396
4.50%, 07/03/29	200,000	205,750
3.63%, 10/29/30	200,000	200,184
3.88%, 02/12/31	400,000	404,092
1.75%, 10/15/31	200,000	181,070
4.13%, 06/10/44	200,000	186,044
		1,770,888
Uruguay 0.1%
Oriental Republic of Uruguay
5.25%, 09/10/60 (a)	200,000	190,370
Uruguay Government International Bonds
4.38%, 10/27/27	200,000	201,594
4.38%, 01/23/31 (a)	350,000	356,314
5.75%, 10/28/34 (a)	400,000	430,584
7.63%, 03/21/36	250,000	304,827
5.44%, 02/14/37 (a)	300,000	315,366
4.13%, 11/20/45	150,000	133,649
5.10%, 06/18/50	750,000	721,432
4.98%, 04/20/55	600,000	556,572
		3,210,708
		65,926,306

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Supranational* 1.3%
African Development Bank
4.38%, 11/03/27	500,000	507,475
4.38%, 03/14/28	250,000	254,555
3.88%, 06/12/28	360,000	363,406
3.50%, 09/18/29	400,000	400,232
4.00%, 03/18/30	300,000	305,496
3.63%, 03/03/31	500,000	501,390
5.75%, 05/07/34(a)(b)(k)	200,000	201,322
5.88%, 05/07/35(a)(b)(k)	200,000	201,268
4.50%, 06/12/35	180,000	187,213
Asian Development Bank
2.38%, 08/10/27	500,000	492,655
3.13%, 08/20/27	500,000	497,830
2.50%, 11/02/27	500,000	492,590
4.38%, 01/14/28	900,000	915,417
2.75%, 01/19/28	500,000	493,950
3.75%, 04/25/28	500,000	503,410
1.25%, 06/09/28	500,000	476,520
5.82%, 06/16/28	250,000	262,823
4.50%, 08/25/28	500,000	513,115
4.88%, 09/26/28(a)	500,000	503,755
4.38%, 03/06/29	600,000	616,320
1.88%, 03/15/29	300,000	286,767
3.63%, 08/28/29	600,000	603,300
1.75%, 09/19/29	250,000	235,818
1.88%, 01/24/30	400,000	376,684
4.13%, 05/30/30	700,000	716,968
3.75%, 08/28/30	500,000	504,895
0.75%, 10/08/30	450,000	397,418
1.50%, 03/04/31	500,000	453,330
3.88%, 09/28/32	450,000	454,095
4.00%, 01/12/33	350,000	355,359
3.88%, 06/14/33	350,000	352,086
4.13%, 01/12/34	350,000	356,920
4.38%, 03/22/35	300,000	309,984
4.25%, 01/14/36	750,000	765,622
Asian Infrastructure Investment Bank
3.75%, 09/14/27	300,000	301,368
3.63%, 09/15/28	750,000	754,192
4.13%, 01/18/29	500,000	509,640
4.50%, 01/16/30	1,050,000	1,088,125
4.50%, 05/21/35	200,000	208,604
Corp. Andina de Fomento
6.00%, 04/26/27	300,000	307,923
5.00%, 01/24/29	400,000	414,276
5.00%, 01/22/30	400,000	417,032
4.63%, 01/15/36	500,000	509,355
Council of Europe Development Bank
4.63%, 06/11/27	350,000	354,977
3.63%, 05/08/28	200,000	200,728
4.13%, 01/24/29	250,000	254,765
4.50%, 01/15/30	300,000	310,677
3.75%, 01/14/31	250,000	252,190
European Bank for Reconstruction & Development
4.38%, 03/09/28	750,000	763,710
4.13%, 01/25/29	500,000	509,565
4.25%, 03/13/34	250,000	256,965
European Investment Bank
1.38%, 03/15/27	750,000	733,980
4.38%, 03/19/27	700,000	706,426
2.38%, 05/24/27	450,000	444,240
3.25%, 11/15/27	1,000,000	997,450
3.88%, 03/15/28	1,050,000	1,059,534
3.88%, 06/15/28	300,000	303,033
4.50%, 10/16/28	750,000	770,812
See financial notes
Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.00%, 02/15/29	750,000	762,427
1.75%, 03/15/29	500,000	476,185
4.75%, 06/15/29	1,100,000	1,144,682
1.63%, 10/09/29	350,000	328,475
3.75%, 11/15/29	1,000,000	1,009,750
4.50%, 03/14/30	1,500,000	1,556,745
0.88%, 05/17/30	170,000	152,624
3.63%, 07/15/30	800,000	803,904
0.75%, 09/23/30	500,000	442,235
3.88%, 10/15/30	600,000	609,114
1.25%, 02/14/31	500,000	448,325
3.75%, 03/13/31	1,000,000	1,009,250
1.63%, 05/13/31	250,000	227,110
4.38%, 10/10/31	750,000	778,455
4.25%, 08/16/32	910,000	938,619
3.75%, 02/14/33	900,000	899,847
4.13%, 02/13/34	750,000	765,202
4.63%, 02/12/35	500,000	526,040
4.25%, 02/08/36	750,000	765,975
4.88%, 02/15/36	550,000	589,881
Inter-American Development Bank
2.38%, 07/07/27	350,000	345,128
0.63%, 09/16/27	500,000	479,010
4.00%, 01/12/28	400,000	404,096
1.13%, 07/20/28	500,000	474,375
3.13%, 09/18/28	650,000	645,742
4.13%, 02/15/29	750,000	764,745
2.25%, 06/18/29	700,000	674,086
3.50%, 09/14/29	500,000	500,585
4.80%, 01/22/30(a)	100,000	100,852
4.50%, 02/15/30	750,000	777,577
3.75%, 06/14/30	400,000	403,672
1.13%, 01/13/31	750,000	669,502
3.63%, 09/17/31	400,000	400,100
3.50%, 04/12/33	500,000	491,490
4.50%, 09/13/33	350,000	365,866
4.38%, 07/17/34	400,000	413,648
4.38%, 07/16/35	530,000	546,732
4.13%, 01/23/36	500,000	504,265
4.38%, 01/24/44	150,000	145,224
Inter-American Investment Corp.
4.13%, 02/15/28	200,000	202,322
4.75%, 09/19/28	200,000	206,176
3.63%, 11/20/28	180,000	180,684
4.25%, 02/14/29	150,000	153,128
4.25%, 04/01/30	200,000	204,868
International Bank for Reconstruction & Development
3.13%, 06/15/27	750,000	746,655
2.50%, 11/22/27	350,000	344,635
0.75%, 11/24/27	1,000,000	955,560
1.38%, 04/20/28	1,000,000	958,220
3.63%, 05/05/28	750,000	753,165
3.50%, 07/12/28	1,000,000	1,002,520
4.63%, 08/01/28	800,000	822,800
1.13%, 09/13/28	1,000,000	945,490
3.63%, 09/21/29	700,000	703,787
3.88%, 10/16/29	1,000,000	1,013,760
1.75%, 10/23/29	450,000	423,747
3.88%, 02/14/30	1,000,000	1,014,110
4.13%, 03/20/30	1,000,000	1,023,540
0.88%, 05/14/30	950,000	853,033
4.00%, 07/25/30	500,000	509,835
0.75%, 08/26/30	750,000	664,605
3.50%, 10/28/30	1,150,000	1,149,011
4.00%, 01/10/31	800,000	816,224
1.25%, 02/10/31	750,000	672,547
4.50%, 04/10/31	500,000	521,505
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.63%, 11/03/31	1,000,000	897,740
4.63%, 01/15/32	1,500,000	1,576,515
2.50%, 03/29/32	750,000	702,997
4.00%, 05/06/32	900,000	916,632
4.75%, 11/14/33	550,000	583,908
3.88%, 08/28/34	500,000	499,375
4.75%, 02/15/35	80,000	84,717
4.38%, 08/27/35	900,000	929,304
International Finance Corp.
4.50%, 01/21/28	400,000	407,704
4.50%, 07/13/28	400,000	410,004
4.25%, 07/02/29	350,000	358,733
3.88%, 07/02/30	300,000	304,314
0.75%, 08/27/30	400,000	354,404
Japan Bank for International Cooperation
3.88%, 07/03/28	250,000	251,713
Nordic Investment Bank
4.38%, 03/14/28	500,000	509,220
3.75%, 08/28/28	300,000	302,514
4.25%, 02/28/29	250,000	255,818
3.75%, 05/09/30	200,000	201,764
		77,020,398
Total Government Related (Cost $257,797,607)		250,028,848

SECURITIZED 25.8% OF NET ASSETS

Asset-Backed Securities 0.0%
Credit Card 0.0%
Capital One Multi-Asset Execution Trust
Series 2019-A3, Class A3
2.06%, 08/15/28 (a)	1,000,000	992,063
Electric 0.0%
Duke Energy Carolinas SC Storm Funding LLC
4.90%, 03/01/46	100,000	102,101
PG&E Wildfire Recovery Funding LLC
3.59%, 06/01/32	57,946	57,505
4.26%, 06/01/38	100,000	99,082
4.45%, 12/01/49	200,000	182,876
4.67%, 12/01/53	200,000	181,150
		622,714
Utilities 0.0%
PG&E Wildfire Recovery Funding LLC
5.10%, 06/01/52	175,000	167,478
		1,782,255

Commercial Mortgage-Backed Security 1.8%
Bank
Series 2017-BNK7, Class A5
3.44%, 09/15/60 (a)	150,000	148,413
Series 2017-BNK8, Class A4
3.49%, 11/15/50 (a)	1,190,000	1,167,470
Series 2017-BNK9, Class A4
3.54%, 11/15/54 (a)	940,912	932,153
Series 2019-BN19, Class A3
3.18%, 08/15/61 (a)	600,000	575,048
Series 2020-BN26, Class A4
2.40%, 03/15/63 (a)	300,000	279,536
Series 2025-BNK50, Class A5
5.65%, 05/15/68 (a)	400,000	430,904
See financial notes

Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Series 2025-BNK51, Class A5
5.29%, 12/25/67 (a)	805,000	845,498
BBCMS Mortgage Trust
Series 2018-C2, Class A4
4.05%, 12/15/51 (a)	449,000	448,190
Series 2023-C21, Class A5
6.00%, 09/15/56 (a)(l)	1,940,000	2,117,575
Series 2024-C26, Class A5
5.83%, 05/15/57 (a)	3,200,000	3,475,096
Series 2024-C28, Class A3
5.89%, 09/15/57 (a)	1,205,000	1,272,662
Series 2024-C28, Class A4
5.12%, 09/15/57 (a)	1,455,000	1,509,995
Series 2025-C32, Class A4
5.43%, 02/15/62 (a)	1,000,000	1,059,047
Series 2025-C32, Class A5
5.72%, 02/15/62 (a)	1,000,000	1,081,040
Series 2028-C28, Class A5
5.40%, 09/15/57 (a)	1,000,000	1,058,945
Benchmark Mortgage Trust
Series 2019-B10, Class A4
3.72%, 03/15/62 (a)	5,090,000	5,030,515
Series 2019-B12, Class A5
3.12%, 08/15/52 (a)	700,000	677,047
Series 2019-B13, Class A4
2.95%, 08/15/57 (a)	3,500,000	3,359,295
Series 2019-B9, Class A5
4.02%, 03/15/52 (a)	600,000	595,397
Series 2020-B16, Class A5
2.73%, 02/15/53 (a)	1,000,000	947,078
Series 2025-V14, Class A3
5.18%, 04/15/57 (a)	2,500,000	2,586,654
BMO Mortgage Trust
Series 2023-C5, Class A4
5.49%, 06/15/56 (a)	1,200,000	1,266,148
Series 2024-C9, Class A5
5.76%, 07/15/57 (a)	4,500,000	4,866,833
CD Mortgage Trust
Series 2016-CD2, Class A4
3.53%, 11/10/49 (a)	240,000	235,302
CFCRE Commercial Mortgage Trust
Series 2016-C7, Class A3
3.84%, 12/10/54 (a)	2,200,000	2,187,642
Citigroup Commercial Mortgage Trust
Series 2017-C4, Class A4
3.47%, 10/12/50 (a)	5,700,000	5,657,526
CSAIL Commercial Mortgage Trust
Series 2019-C17, Class A5
3.02%, 09/15/52 (a)	2,500,000	2,402,438
CSMC Trust
Series 2016-NXSR, Class A4
3.79%, 12/15/49 (a)(l)	1,803,239	1,796,057
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series K058, Class A2
2.65%, 08/25/26 (a)	600,000	595,930
Series K061, Class A2
3.35%, 11/25/26 (a)(l)	2,371,797	2,360,177
Series K062, Class A2
3.41%, 12/25/26 (a)	297,200	295,827
Series K064, Class A2
3.22%, 03/25/27 (a)	750,000	745,373
Series K066, Class A2
3.12%, 06/25/27 (a)	1,200,000	1,190,419
Series K070, Class A2
3.30%, 11/25/27 (a)(l)	500,000	496,417
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Series K071, Class A2
3.29%, 11/25/27 (a)	2,000,000	1,984,889
Series K072, Class A2
3.44%, 12/25/27 (a)	900,000	895,400
Series K074, Class A2
3.60%, 01/25/28 (a)	3,484,024	3,475,969
Series K078, Class A2
3.85%, 06/25/28 (a)	1,182,367	1,186,193
Series K083, Class A2
4.05%, 09/25/28 (a)(l)	250,000	252,075
Series K085, Class A2
4.06%, 10/25/28 (a)(l)	700,000	706,165
Series K087, Class A2
3.77%, 12/25/28 (a)	96,948	97,138
Series K088, Class A2
3.69%, 01/25/29 (a)	975,000	975,062
Series K089, Class A2
3.56%, 01/25/29 (a)	1,500,000	1,495,125
Series K099, Class A2
2.60%, 09/25/29 (a)	2,210,000	2,131,961
Series K112, Class A2
1.31%, 05/25/30 (a)	1,910,000	1,734,315
Series K130, Class A2
1.72%, 06/25/31 (a)	2,000,000	1,806,829
Series K144, Class A2
2.45%, 04/25/32 (a)	1,200,000	1,105,962
Series K146, Class A2
2.92%, 06/25/32 (a)	2,500,000	2,362,206
Series K149, Class A2
3.53%, 08/25/32 (a)	1,000,000	976,555
Series K150, Class A2
3.71%, 09/25/32 (a)	700,000	689,677
Series K-1512, Class A2
2.99%, 05/25/31 (a)	2,500,000	2,407,299
Series K153, Class A2
3.82%, 12/25/32 (a)(l)	1,200,000	1,188,966
Series K154, Class A2
3.42%, 04/25/32 (a)	700,000	693,875
Series K157, Class A2
3.99%, 05/25/33 (a)	360,000	363,024
Series K157, Class A2
4.20%, 05/25/33 (a)	800,000	809,174
Series K159, Class A2
4.50%, 07/25/33 (a)	2,700,000	2,779,903
Series K163, Class A2
5.00%, 03/25/34 (a)(l)	600,000	636,762
Series K735, Class A2
2.86%, 05/25/26 (a)	602,717	600,400
Federal National Mortgage Association-ACES
Series 2016-M11, Class A2
2.37%, 07/25/26 (a)(l)	487,928	484,766
GS Mortgage Securities Trust
Series 2020-GC45, Class A5
2.91%, 02/13/53 (a)	3,000,000	2,870,227
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2016-JP4, Class A4
3.65%, 12/15/49 (a)(l)	2,034,000	2,020,182
Series 2017-JP5, Class A5
3.72%, 03/15/50 (a)	2,430,000	2,418,718
JPMDB Commercial Mortgage Securities Trust
Series 2018-C8, Class A3
3.94%, 06/15/51 (a)	242,120	241,329
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2016-C28, Class A4
3.54%, 01/15/49 (a)	375,394	373,953
See financial notes
Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Morgan Stanley Capital I Trust
Series 2017-H1, Class A4
3.26%, 06/15/50 (a)	250,000	247,525
Series 2020-HR8, Class A4
2.04%, 07/15/53 (a)	1,000,000	919,126
UBS Commercial Mortgage Trust
Series 2017-C3, Class A4
3.43%, 08/15/50 (a)	200,000	197,253
Series 2017-C6, Class A5
3.58%, 12/15/50 (a)	1,200,000	1,187,380
Wells Fargo Commercial Mortgage Trust
Series 2017-C40, Class A4
3.58%, 10/15/50 (a)	1,020,000	1,011,232
Series 2017-C41, Class A4
3.47%, 11/15/50 (a)	300,000	296,985
Series 2017-C42, Class A4
3.59%, 12/15/50 (a)	1,400,000	1,387,390
Series 2018-C44, Class A5
4.21%, 05/15/51 (a)	950,000	950,675
Series 2018-C47, Class A3
4.18%, 09/15/61 (a)	475,320	475,625
Series 2019-C50, Class A5
3.73%, 05/15/52 (a)	675,000	664,194
Series 2019-C51, Class A4
3.31%, 06/15/52 (a)	1,800,000	1,739,943
Series 2019-C53, Class A4
3.04%, 10/15/52 (a)	500,000	481,875
Series 2020-C55, Class A5
2.73%, 02/15/53 (a)	1,950,000	1,853,918
Series 2020-C58, Class A4
2.09%, 07/15/53 (a)	1,645,000	1,501,561
Series 2022-C62, Class A4
4.00%, 04/15/55 (a)(l)	300,000	291,344
Series 2025-C64, Class A5
5.65%, 02/15/58 (a)	150,000	161,126
		106,824,898

Mortgage-Backed Securities Pass-Through 24.0%
Federal Home Loan Mortgage Corp.
1.00%, 10/01/36 (a)	253,836	224,454
1.50%, 08/01/35 to 08/01/51 (a)	36,971,897	31,061,527
2.00%, 01/01/28 to 04/01/52 (a)	136,378,745	115,905,826
2.50%, 04/01/27 to 07/01/52 (a)	72,727,209	64,120,198
3.00%, 08/01/26 to 06/01/53 (a)	42,692,257	39,579,633
3.50%, 10/01/26 to 02/01/53 (a)	22,093,618	21,242,254
4.00%, 05/01/26 to 11/01/54 (a)	14,701,763	14,514,508
4.50%, 05/01/34 to 09/01/52 (a)	11,943,727	12,014,762
5.00%, 11/01/33 to 02/01/56 (a)	31,614,659	31,983,477
5.50%, 06/01/33 to 12/01/55 (a)	54,854,488	56,038,763
6.00%, 05/01/32 to 10/01/55 (a)	40,873,712	42,329,646
6.50%, 02/01/36 to 10/01/55 (a)	18,276,713	19,118,540
7.00%, 12/01/53 to 12/01/55 (a)	2,593,636	2,738,907
Federal National Mortgage Association
1.00%, 03/01/36 to 07/01/36 (a)	590,461	524,842
1.50%, 08/01/35 to 03/01/51 (a)	22,471,805	19,527,830
2.00%, 06/01/28 to 05/01/52 (a)	155,097,998	132,749,175
2.50%, 07/01/27 to 05/01/52 (a)	120,393,934	106,653,446
3.00%, 10/01/26 to 04/01/52 (a)	62,874,594	58,466,851
3.50%, 03/01/26 to 08/01/52 (a)	42,684,939	41,084,435
4.00%, 06/01/27 to 08/01/52 (a)	28,538,701	28,220,574
4.50%, 03/01/30 to 10/01/52 (a)	17,868,775	17,947,368
5.00%, 11/01/33 to 02/01/56 (a)	43,610,657	44,150,111
5.50%, 03/01/33 to 11/01/55 (a)	48,609,135	49,779,954
6.00%, 04/01/35 to 08/01/55 (a)	46,756,439	48,270,780
6.50%, 08/01/34 to 09/01/55 (a)	17,400,324	18,232,496
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
7.00%, 10/01/53 to 09/01/55 (a)	4,363,800	4,592,842
7.50%, 11/01/53 to 08/01/54 (a)	565,116	600,241
Government National Mortgage Association
1.50%, 03/20/51 to 10/20/51 (a)	680,585	550,660
2.00%, 04/20/36 to 05/20/52 (a)	55,709,249	47,258,340
2.50%, 08/20/27 to 05/20/52 (a)	57,390,061	50,724,948
3.00%, 04/20/27 to 05/20/52 (a)	41,408,836	38,296,923
3.50%, 09/20/32 to 12/20/54 (a)	31,355,582	30,123,180
4.00%, 06/15/39 to 10/20/52 (a)	19,517,135	19,127,561
4.50%, 07/15/39 to 12/20/55 (a)	24,884,514	24,822,431
5.00%, 02/20/33 to 01/20/56 (a)	42,614,685	42,978,497
5.50%, 04/15/33 to 02/20/56 (a)	44,026,275	44,804,390
6.00%, 04/20/44 to 01/20/56 (a)	23,882,546	24,479,363
6.00%, 05/20/55 (a)(h)	1,182,997	1,207,702
6.50%, 01/20/53 to 11/20/55 (a)	9,068,642	9,448,639
7.00%, 01/20/53 to 12/20/54 (a)	1,279,537	1,327,360
7.50%, 12/20/53 (a)	80,788	83,541
Government National Mortgage Association, TBA
4.00%, 03/20/56 (a)(h)	3,500,000	3,366,877
4.50%, 03/20/56 (a)(h)	3,000,000	2,964,618
Uniform Mortgage-Backed Security, TBA
3.00%, 03/12/56 (a)(h)	8,000,000	7,239,176
3.50%, 03/12/56 (a)(h)	17,000,000	16,030,022
4.00%, 03/12/56 (a)(h)	18,500,000	17,989,122
4.50%, 03/12/56 (a)(h)	19,000,000	18,792,387
5.00%, 03/15/56 (a)(h)	7,500,000	7,534,762
5.50%, 03/12/56 (a)(h)	2,500,000	2,540,225
		1,433,364,164
Total Securitized (Cost $1,623,834,662)		1,541,971,317

SECURITY	NUMBER OF SHARES	VALUE ($)
Short-Term Investments 2.1% OF NET ASSETS

Money Market Funds 2.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.63% (m)	121,029,117	121,029,117
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.63% (m)(n)	1,851,410	1,851,410
		122,880,527
Total Short-Term Investments (Cost $122,880,527)		122,880,527
Total Investments in Securities (Cost $6,205,227,313)		6,066,547,736

*	Supranational bonds represent the debt of international organizations or institutions such as the World Bank, the International Monetary Fund, regional multilateral development banks and others.
(a)
The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).

(b)
Security is in a fixed-rate coupon period. Based on index eligibility requirements and the fund’s investment objective this security will be removed from the index prior to converting to a floating rate security.

(c)	All or a portion of this security is on loan. Securities on loan were valued at $1,795,492.
(d)	Issuer is affiliated with the fund’s investment adviser.
See financial notes

Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

(e)
Securities exempt from registration under Rule 144A of the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $9,260,911 or 0.2% of net assets.

(f)	Step up bond that pays an initial coupon rate for a set period and increased coupon rates at one or more preset intervals. Rate shown is as of period end.
(g)	Interest rate is subject to adjustments from time to time if a nationally recognized statistical rating organization downgrades (or subsequently upgrades) the debt rating assigned to the bond.
(h)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(i)	Guaranteed by the Republic of Germany.
(j)	Zero coupon bond. When a security is purchased with a zero coupon rate the effective yield at the time of purchase is shown.
(k)	Perpetual security. Maturity date represents the next call date.
(l)	Fixed rate is determined by a formula set forth in the security’s offering documents and is affected by the current WAC of the underlying loans.
(m)	The rate shown is the annualized 7-day yield.
(n)	Security purchased with cash collateral received for securities on loan.

ACES —	Alternate Credit Enhancement Securities
DAC —	Designated Activity Company
GO —	General obligation
RB —	Revenue bond
REIT —	Real Estate Investment Trust
TBA —	To-be-announced
WAC —	Weighted Average Coupon, which is the weighted average gross interest rate of the securitized asset pool and is determined by the different speeds at which the underlying mortgages are paid down.
Below is a summary of the fund’s transactions with affiliated issuers during the period ended February 28, 2026:
SECURITY RATE, MATURITY DATE	VALUE AT 8/31/25	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	ACCRETION OF DISCOUNTS (AMORTIZATION OF PREMIUMS)	VALUE AT 2/28/26	FACE AMOUNT AT 2/28/26	INTEREST INCOME EARNED
CORPORATES 0.0% OF NET ASSETS

Financial Institutions 0.0%
Brokerage/Asset Managers/Exchanges 0.0%
Charles Schwab Corp.
3.20%, 03/02/27(a),(b)	$98,763	$—	$—	$—	$1,799	($1,091 )	$99,471	$100,000	$1,600
2.45%, 03/03/27(a),(b)	234,535	—	—	—	1,657	784	236,976	240,000	2,940
3.30%, 04/01/27(a),(b)	98,933	—	—	—	1,449	(891)	99,491	100,000	1,650
3.20%, 01/25/28(a),(b)	98,163	—	—	—	1,362	(357)	99,168	100,000	1,600
2.00%, 03/20/28(a),(b)	190,762	—	—	—	2,585	(167)	193,180	200,000	2,000
4.00%, 02/01/29(a),(b)	74,998	—	—	—	862	(316)	75,544	75,000	1,500
5.64%, 05/19/29(a),(b),(c)	197,686	—	—	—	(459)	(15)	197,212	190,000	5,361
3.25%, 05/22/29(a),(b)	72,995	—	—	—	1,107	(344)	73,758	75,000	1,219
2.75%, 10/01/29(a),(b)	47,547	—	—	—	720	(165)	48,102	50,000	688
6.20%, 11/17/29(a),(b),(d)	212,882	26,473	—	—	(72)	(1,028)	238,255	225,000	6,196
4.63%, 03/22/30(a),(b)	51,116	25,731	—	—	635	(290)	77,192	75,000	1,155
1.65%, 03/11/31(a),(b)	86,815	—	—	—	1,803	42	88,660	100,000	825
2.30%, 05/13/31(a),(b)	89,992	—	—	—	1,658	(189)	91,461	100,000	1,150
4.34%, 11/14/31(a),(b),(c)	—	150,457	—	—	431	(21)	150,867	150,000	1,647
1.95%, 12/01/31(a),(b)	108,296	—	—	—	2,537	1	110,834	125,000	1,219
2.90%, 03/03/32(a),(b)	135,969	—	—	—	2,523	285	138,777	150,000	2,175
5.85%, 05/19/34(a),(b),(c)	239,913	—	—	—	2,199	(149)	241,963	225,000	6,585
6.14%, 08/24/34(a),(b),(c)	244,483	—	—	—	1,453	(61)	245,875	225,000	6,903
4.91%, 11/14/36(a),(b),(c)	—	150,378	—	—	(262)	(8)	150,108	150,000	1,863
Total	$2,283,848	$353,039	$—	$—	$23,987	($3,980 )	$2,656,894		$48,276

(a)	Issuer is affiliated with the fund’s investment adviser.
(b)
The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).

(c)
Security is in a fixed-rate coupon period. Based on index eligibility requirements and the fund’s investment objective this security will be removed from the index prior to converting to a floating rate security.

(d)	The effective maturity may be shorter than the final maturity shown because the security is subject to a put, demand or call feature.
See financial notes
Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2026:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Corporates[1]	$—	$1,414,638,833	$—	$1,414,638,833
Treasuries[1]	—	2,737,028,211	—	2,737,028,211
Government Related[1]	—	250,028,848	—	250,028,848
Securitized[1]	—	1,541,971,317	—	1,541,971,317
Short-Term Investments[1]	122,880,527	—	—	122,880,527
Total	$122,880,527	$5,943,667,209	$—	$6,066,547,736

[1]	As categorized in the Portfolio Holdings.
See financial notes

Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Statement of Assets and Liabilities

As of February 28, 2026; unaudited
Assets
Investments in securities, at value - affiliated issuers (cost $2,676,526)		$2,656,894
Investments in securities, at value - unaffiliated issuers (cost $6,202,550,787) including securities on loan of $1,795,492		6,063,890,842
Cash		4,573,387
Deposit with broker for futures contracts		837,500
Receivables:
Investments sold		85,108,857
Interest		47,640,717
Fund shares sold		8,067,143
Dividends		263,049
Income from securities on loan	+	2,036
Total assets		6,213,040,425

Liabilities
Collateral held for securities on loan		1,851,410
Payables:
Investments bought		117,841,384
Investments bought - delayed-delivery		101,388,212
Fund shares redeemed		6,791,066
Investment adviser fees		180,902
Distributions to shareholders	+	2,456
Total liabilities		228,055,430
Net assets		$5,984,984,995

Net Assets by Source
Capital received from investors		$6,560,177,384
Total distributable loss	+	(575,192,389)
Net assets		$5,984,984,995

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$5,984,984,995		654,993,000		$9.14

See financial notes
Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Statement of Operations

For the period September 1, 2025 through February 28, 2026; unaudited
Investment Income
Interest received from securities - unaffiliated issuers		$111,598,847
Dividends received from securities - unaffiliated issuers		1,386,850
Interest received from securities - affiliated issuers		44,296
Other Interest		14,763
Securities on loan, net	+	9,009
Total investment income		113,053,765

Expenses
Investment adviser fees		1,116,120
Total expenses	–	1,116,120
Net investment income		111,937,645

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated issuers		(3,830,778)
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		23,987
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers	+	110,785,302
Net change in unrealized appreciation (depreciation)		110,809,289
Net realized and unrealized gains		106,978,511
Increase in net assets resulting from operations		$218,916,156
See financial notes

Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	9/1/25-2/28/26		9/1/24-8/31/25
Net investment income		$111,937,645	$210,761,415
Net realized losses		(3,830,778)	(41,343,109)
Net change in unrealized appreciation (depreciation)	+	110,809,289	(5,415,028)
Increase in net assets resulting from operations		$218,916,156	$164,003,278

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($114,034,031 )	($214,213,453 )

TRANSACTIONS IN FUND SHARES
	9/1/25-2/28/26			9/1/24-8/31/25
		SHARES	VALUE	SHARES	VALUE
Shares sold		114,375,310	$1,035,501,301	171,686,511	$1,528,686,668
Shares reinvested		12,581,487	114,021,821	19,737,070	175,976,286
Shares redeemed	+	(66,469,251)	(601,596,499)	(165,022,378)	(1,466,114,543)
Net transactions in fund shares		60,487,546	$547,926,623	26,401,203	$238,548,411

SHARES OUTSTANDING AND NET ASSETS
	9/1/25-2/28/26			9/1/24-8/31/25
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		594,505,454	$5,332,176,247	568,104,251	$5,143,838,011
Total increase	+	60,487,546	652,808,748	26,401,203	188,338,236
End of period		654,993,000	$5,984,984,995	594,505,454	$5,332,176,247
See financial notes
Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab Short-Term Bond Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	9/1/25– 2/28/26*	9/1/24– 8/31/25	9/1/23– 8/31/24	9/1/22– 8/31/23	9/1/21– 8/31/22	9/1/20– 8/31/21
Per-Share Data
Net asset value at beginning of period	$9.70	$9.64	$9.40	$9.55	$10.28	$10.39
Income (loss) from investment operations:
Net investment income (loss)[1]	0.20	0.39	0.36	0.25	0.11	0.10
Net realized and unrealized gains (losses)	0.03	0.06	0.24	(0.15)	(0.70)	(0.08)
Total from investment operations	0.23	0.45	0.60	0.10	(0.59)	0.02
Less distributions:
Distributions from net investment income	(0.20)	(0.39)	(0.36)	(0.25)	(0.11)	(0.10)
Distributions from net realized gains	—	—	—	—	(0.03)	(0.03)
Total distributions	(0.20)	(0.39)	(0.36)	(0.25)	(0.14)	(0.13)
Net asset value at end of period	$9.73	$9.70	$9.64	$9.40	$9.55	$10.28
Total return	2.36%[2]	4.81%	6.56%	1.08%	(5.81%)	0.18%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.06%[3]	0.06%	0.06%	0.06%[4]	0.06%[4]	0.06%
Net investment income (loss)	4.09%[3]	4.11%	3.84%	2.62%	1.07%	0.96%
Portfolio turnover rate	21%[2]	49%	65%	97%	59%	61%
Net assets, end of period (x 1,000,000)	$1,659	$1,506	$1,490	$1,505	$1,881	$2,228

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Annualized.
[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes

Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of February 28, 2026 (Unaudited)

For fixed rate securities, the rate shown is the interest rate (the rate established when the security was issued). All securities are currently in a fixed rate coupon period based on index eligibility requirements and the fund’s investment objective. Variable rate securities are subject to index requirements and will be removed from the index and fund prior to converting from a fixed rate coupon to a variable rate coupon. The maturity date shown for all the securities is the final legal maturity.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CORPORATES 24.5% OF NET ASSETS

Financial Institutions 10.2%
Banking 7.5%
Ally Financial, Inc.
7.10%, 11/15/27 (a)	150,000	157,136
5.74%, 05/15/29 (a)(b)	100,000	102,736
6.99%, 06/13/29 (a)(b)	150,000	158,006
6.85%, 01/03/30 (a)(b)	150,000	158,750
5.54%, 01/17/31 (a)(b)	100,000	102,893
American Express Co.
2.55%, 03/04/27 (a)	250,000	247,205
3.30%, 05/03/27 (a)	250,000	248,735
5.85%, 11/05/27 (a)	200,000	206,416
5.04%, 07/26/28 (a)(b)	150,000	152,354
4.73%, 04/25/29 (a)(b)	200,000	203,334
4.05%, 05/03/29 (a)	125,000	126,030
4.35%, 07/20/29 (a)(b)	200,000	201,868
5.28%, 07/27/29 (a)(b)	250,000	257,562
5.53%, 04/25/30 (a)(b)	200,000	209,048
5.09%, 01/30/31 (a)(b)	200,000	206,710
5.02%, 04/25/31 (a)(b)	200,000	206,490
6.49%, 10/30/31 (a)(b)	150,000	164,337
4.46%, 02/10/32 (a)(b)	150,000	151,545
Australia & New Zealand Banking Group Ltd.
4.36%, 06/18/28	250,000	253,547
4.62%, 12/16/29	250,000	257,265
Banco Bilbao Vizcaya Argentaria SA
6.14%, 09/14/28 (a)(b)	200,000	206,464
5.38%, 03/13/29	200,000	208,062
Banco Santander SA
5.29%, 08/18/27	200,000	203,596
3.80%, 02/23/28	200,000	199,298
4.18%, 03/24/28 (a)(b)	200,000	200,162
4.38%, 04/12/28	200,000	201,372
5.37%, 07/15/28 (a)(b)	200,000	203,556
5.59%, 08/08/28	200,000	207,282
6.61%, 11/07/28	200,000	213,070
3.31%, 06/27/29	200,000	195,440
5.57%, 01/17/30	200,000	209,576
5.54%, 03/14/30 (a)(b)	200,000	207,732
3.49%, 05/28/30	200,000	194,292
4.55%, 11/06/30	200,000	201,652
2.75%, 12/03/30	200,000	184,086
Bank of America Corp.
3.25%, 10/21/27 (a)	400,000	396,860
4.18%, 11/25/27 (a)	300,000	300,405
3.71%, 04/24/28 (a)(b)	300,000	299,040
4.38%, 04/27/28 (a)(b)	400,000	401,812
3.59%, 07/21/28 (a)(b)	250,000	248,588
4.95%, 07/22/28 (a)(b)	500,000	506,270
6.20%, 11/10/28 (a)(b)	150,000	155,366
3.42%, 12/20/28 (a)(b)	700,000	692,951
4.98%, 01/24/29 (a)(b)	300,000	305,337
3.97%, 03/05/29 (a)(b)	400,000	399,788
5.20%, 04/25/29 (a)(b)	500,000	512,340
4.62%, 05/09/29 (a)(b)	300,000	304,227
2.09%, 06/14/29 (a)(b)	400,000	383,356
4.27%, 07/23/29 (a)(b)	500,000	502,855
5.82%, 09/15/29 (a)(b)	450,000	469,413
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.97%, 02/07/30 (a)(b)	400,000	399,636
3.19%, 07/23/30 (a)(b)	350,000	340,441
2.88%, 10/22/30 (a)(b)	200,000	191,704
5.16%, 01/24/31 (a)(b)	400,000	415,188
2.50%, 02/13/31 (a)(b)	500,000	469,615
2.59%, 04/29/31 (a)(b)	350,000	329,024
1.90%, 07/23/31 (a)(b)	570,000	517,400
1.92%, 10/24/31 (a)(b)	400,000	360,836
4.46%, 02/06/32 (a)(b)	275,000	277,068
Bank of Montreal
2.65%, 03/08/27	100,000	98,946
5.37%, 06/04/27	100,000	101,907
4.70%, 09/14/27 (a)	200,000	202,568
5.20%, 02/01/28 (a)	200,000	205,068
4.06%, 09/22/28 (a)(b)	100,000	100,267
5.72%, 09/25/28 (a)	200,000	208,576
5.00%, 01/27/29 (a)(b)	100,000	101,986
4.64%, 09/10/30 (a)(b)	100,000	101,823
4.35%, 09/22/31 (a)(b)	130,000	130,855
4.44%, 01/14/32 (a)(b)	150,000	150,870
3.80%, 12/15/32 (a)(b)	200,000	198,424
Bank of New York Mellon Corp.
3.25%, 05/16/27 (a)	200,000	199,178
3.40%, 01/29/28 (a)	200,000	198,994
4.44%, 06/09/28 (a)(b)	100,000	100,738
3.99%, 06/13/28 (a)(b)	150,000	150,296
5.80%, 10/25/28 (a)(b)	200,000	206,238
3.00%, 10/30/28 (a)	150,000	146,459
4.54%, 02/01/29 (a)(b)	100,000	101,171
3.85%, 04/26/29 (a)	150,000	150,629
3.30%, 08/23/29 (a)	50,000	48,885
6.32%, 10/25/29 (a)(b)	150,000	158,775
4.03%, 01/22/30 (a)(b)	170,000	170,323
4.98%, 03/14/30 (a)(b)	150,000	154,410
1.65%, 01/28/31 (a)	60,000	53,959
4.94%, 02/11/31 (a)(b)	200,000	206,348
Bank of Nova Scotia
2.95%, 03/11/27	200,000	198,500
4.40%, 09/08/28 (a)(b)	100,000	100,661
4.04%, 09/15/28 (a)(b)	110,000	110,165
4.93%, 02/14/29 (a)(b)	200,000	203,734
5.45%, 08/01/29	50,000	52,372
4.85%, 02/01/30	200,000	205,854
4.25%, 02/02/30 (a)(b)	190,000	191,062
5.13%, 02/14/31 (a)(b)	150,000	155,405
4.34%, 09/15/31 (a)(b)	110,000	110,348
BankUnited, Inc.
5.13%, 06/11/30 (a)	40,000	40,466
Barclays PLC
4.34%, 01/10/28 (a)	200,000	200,486
5.67%, 03/12/28 (a)(b)	200,000	203,162
4.84%, 05/09/28 (a)	300,000	302,286
5.50%, 08/09/28 (a)(b)	200,000	203,920
7.39%, 11/02/28 (a)(b)	200,000	210,550
5.09%, 02/25/29 (a)(b)	200,000	203,732
4.97%, 05/16/29 (a)(b)	300,000	305,328
6.49%, 09/13/29 (a)(b)	200,000	211,228
4.48%, 11/11/29 (a)(b)	200,000	201,572
5.69%, 03/12/30 (a)(b)	300,000	312,753
5.09%, 06/20/30 (a)(b)	200,000	204,052
4.94%, 09/10/30 (a)(b)	200,000	204,556
See financial notes
Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.37%, 02/25/31 (a)(b)	200,000	207,642
2.65%, 06/24/31 (a)(b)	200,000	186,940
4.52%, 02/24/32 (a)(b)	200,000	200,310
3.56%, 09/23/35 (a)(b)	200,000	190,736
Canadian Imperial Bank of Commerce
3.45%, 04/07/27 (a)	250,000	249,228
5.00%, 04/28/28 (a)	150,000	153,480
4.24%, 09/08/28 (a)(b)	110,000	110,542
5.99%, 10/03/28 (a)	250,000	262,365
4.86%, 03/30/29 (a)(b)	200,000	203,588
5.26%, 04/08/29 (a)	200,000	207,512
4.28%, 01/29/30 (a)(b)	220,000	221,505
4.63%, 09/11/30 (a)(b)	100,000	101,788
5.25%, 01/13/31 (a)(b)	100,000	103,892
4.58%, 09/08/31 (a)(b)	130,000	132,077
Capital One Financial Corp.
3.65%, 05/11/27 (a)	250,000	249,200
3.80%, 01/31/28 (a)	200,000	199,406
4.93%, 05/10/28 (a)(b)	200,000	202,066
5.47%, 02/01/29 (a)(b)	250,000	256,367
6.31%, 06/08/29 (a)(b)	250,000	261,455
5.70%, 02/01/30 (a)(b)	150,000	156,251
3.27%, 03/01/30 (a)(b)	250,000	243,893
5.25%, 07/26/30 (a)(b)	100,000	103,315
5.46%, 07/26/30 (a)(b)	200,000	207,548
4.49%, 09/11/31 (a)(b)	160,000	160,107
7.62%, 10/30/31 (a)(b)	280,000	316,417
4.72%, 01/30/32 (a)(b)	200,000	201,586
Citibank NA
4.58%, 05/29/27 (a)	250,000	252,242
5.80%, 09/29/28 (a)	350,000	366,520
4.84%, 08/06/29 (a)	250,000	256,857
4.91%, 05/29/30 (a)	300,000	309,810
Citigroup, Inc.
4.45%, 09/29/27	600,000	603,654
6.63%, 01/15/28	50,000	52,543
4.64%, 05/07/28 (a)(b)	300,000	302,136
4.66%, 05/24/28 (a)(b)	250,000	251,883
3.67%, 07/24/28 (a)(b)	350,000	348,365
4.13%, 07/25/28	300,000	300,441
3.52%, 10/27/28 (a)(b)	300,000	297,756
4.79%, 03/04/29 (a)(b)	300,000	304,431
4.08%, 04/23/29 (a)(b)	300,000	300,303
5.17%, 02/13/30 (a)(b)	400,000	412,144
3.98%, 03/20/30 (a)(b)	400,000	398,780
4.54%, 09/19/30 (a)(b)	400,000	404,700
2.98%, 11/05/30 (a)(b)	300,000	287,571
2.67%, 01/29/31 (a)(b)	300,000	283,278
4.41%, 03/31/31 (a)(b)	600,000	603,264
4.95%, 05/07/31 (a)(b)	300,000	308,208
2.57%, 06/03/31 (a)(b)	485,000	453,451
4.50%, 09/11/31 (a)(b)	400,000	403,232
5.59%, 11/19/34 (a)(b)	175,000	180,535
Citizens Financial Group, Inc.
5.84%, 01/23/30 (a)(b)	200,000	209,128
3.25%, 04/30/30 (a)	150,000	144,266
5.25%, 03/05/31 (a)(b)	100,000	103,161
5.30%, 01/29/36 (a)(b)	60,000	60,797
Commonwealth Bank of Australia
4.42%, 03/14/28	250,000	253,677
Cooperatieve Rabobank UA
4.80%, 01/09/29	250,000	256,995
4.49%, 10/17/29	250,000	255,865
Deutsche Bank AG
5.37%, 01/10/29 (a)(b)	200,000	204,386
6.72%, 01/18/29 (a)(b)	200,000	209,172
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.41%, 05/10/29	150,000	156,419
6.82%, 11/20/29 (a)(b)	250,000	266,317
5.00%, 09/11/30 (a)(b)	150,000	153,231
5.30%, 05/09/31 (a)(b)	200,000	206,554
5.88%, 07/08/31 (a)(b)	200,000	208,464
4.95%, 08/04/31 (a)(b)	230,000	234,292
3.55%, 09/18/31 (a)(b)	190,000	182,516
4.47%, 12/10/31 (a)(b)	150,000	150,921
3.73%, 01/14/32 (a)(b)	200,000	190,474
4.73%, 02/06/32 (a)(b)	150,000	151,283
4.88%, 12/01/32 (a)(b)	200,000	200,808
Fifth Third Bancorp
2.55%, 05/05/27 (a)	175,000	172,366
3.95%, 03/14/28 (a)	100,000	100,044
6.36%, 10/27/28 (a)(b)	250,000	259,510
6.34%, 07/27/29 (a)(b)	200,000	210,328
4.77%, 07/28/30 (a)(b)	100,000	101,664
4.90%, 09/06/30 (a)(b)	100,000	102,135
5.63%, 01/29/32 (a)(b)	150,000	158,166
Fifth Third Financial Corp.
5.98%, 01/30/30 (a)(b)	150,000	157,256
First Citizens BancShares, Inc.
5.23%, 03/12/31 (a)(b)	100,000	101,609
5.60%, 09/05/35 (a)(b)	80,000	80,462
First Horizon Bank
5.75%, 05/01/30 (a)	250,000	260,197
FNB Corp.
5.72%, 12/11/30 (a)(b)	75,000	77,150
Goldman Sachs Group, Inc.
3.62%, 03/15/28 (a)(b)	600,000	597,300
4.94%, 04/23/28 (a)(b)	350,000	353,388
3.69%, 06/05/28 (a)(b)	375,000	373,421
4.48%, 08/23/28 (a)(b)	350,000	352,306
4.15%, 01/21/29 (a)(b)	520,000	520,213
3.81%, 04/23/29 (a)(b)	400,000	397,728
4.22%, 05/01/29 (a)(b)	400,000	401,112
4.15%, 10/21/29 (a)(b)	340,000	340,231
6.48%, 10/24/29 (a)(b)	500,000	529,395
2.60%, 02/07/30 (a)	250,000	236,435
3.80%, 03/15/30 (a)	300,000	297,153
5.73%, 04/25/30 (a)(b)	350,000	365,715
5.05%, 07/23/30 (a)(b)	300,000	307,788
4.69%, 10/23/30 (a)(b)	300,000	304,857
5.21%, 01/28/31 (a)(b)	300,000	310,770
5.22%, 04/23/31 (a)(b)	400,000	414,264
4.37%, 10/21/31 (a)(b)	410,000	410,090
4.52%, 01/21/32 (a)(b)	520,000	523,250
1.99%, 01/27/32 (a)(b)	310,000	277,416
HSBC Holdings PLC
4.04%, 03/13/28 (a)(b)	400,000	400,212
5.60%, 05/17/28 (a)(b)	300,000	305,463
4.76%, 06/09/28 (a)(b)	400,000	403,532
5.21%, 08/11/28 (a)(b)	250,000	253,985
2.01%, 09/22/28 (a)(b)	200,000	194,000
7.39%, 11/03/28 (a)(b)	250,000	263,425
5.13%, 11/19/28 (a)(b)	200,000	203,662
4.90%, 03/03/29 (a)(b)	200,000	203,236
6.16%, 03/09/29 (a)(b)	200,000	208,050
4.58%, 06/19/29 (a)(b)	500,000	505,105
2.21%, 08/17/29 (a)(b)	200,000	191,186
5.55%, 03/04/30 (a)(b)	225,000	233,948
4.95%, 03/31/30	400,000	412,444
3.97%, 05/22/30 (a)(b)	500,000	496,965
5.29%, 11/19/30 (a)(b)	300,000	311,010
5.13%, 03/03/31 (a)(b)	200,000	206,406
5.24%, 05/13/31 (a)(b)	400,000	414,476
See financial notes

Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.85%, 06/04/31 (a)(b)	200,000	188,846
2.36%, 08/18/31 (a)(b)	200,000	184,270
4.62%, 11/06/31 (a)(b)	310,000	313,565
HSBC USA, Inc.
5.29%, 03/04/27	200,000	202,942
4.65%, 06/03/28	200,000	203,366
Huntington Bancshares, Inc.
6.21%, 08/21/29 (a)(b)	200,000	210,096
5.27%, 01/15/31 (a)(b)	200,000	207,062
4.62%, 01/28/32 (a)(b)	140,000	141,397
Huntington National Bank
4.55%, 05/17/28 (a)(b)	250,000	251,815
5.65%, 01/10/30 (a)	250,000	263,330
Independent Bank Corp.
7.25%, 04/01/35 (a)(b)	50,000	53,099
ING Groep NV
3.95%, 03/29/27	200,000	200,228
4.02%, 03/28/28 (a)(b)	300,000	300,159
4.55%, 10/02/28	300,000	304,116
4.05%, 04/09/29	200,000	200,274
5.34%, 03/19/30 (a)(b)	200,000	207,210
JPMorgan Chase & Co.
8.00%, 04/29/27	70,000	73,254
4.25%, 10/01/27	200,000	201,460
3.63%, 12/01/27 (a)	150,000	149,276
5.57%, 04/22/28 (a)(b)	300,000	305,205
4.32%, 04/26/28 (a)(b)	500,000	501,780
3.54%, 05/01/28 (a)(b)	300,000	298,338
2.18%, 06/01/28 (a)(b)	350,000	342,510
4.98%, 07/22/28 (a)(b)	350,000	354,476
4.85%, 07/25/28 (a)(b)	600,000	607,038
4.51%, 10/22/28 (a)(b)	200,000	201,760
3.51%, 01/23/29 (a)(b)	350,000	347,095
4.92%, 01/24/29 (a)(b)	300,000	305,400
4.01%, 04/23/29 (a)(b)	350,000	350,045
2.07%, 06/01/29 (a)(b)	250,000	239,760
4.20%, 07/23/29 (a)(b)	350,000	351,554
5.30%, 07/24/29 (a)(b)	400,000	411,700
6.09%, 10/23/29 (a)(b)	320,000	336,250
4.45%, 12/05/29 (a)(b)	350,000	353,769
5.01%, 01/23/30 (a)(b)	350,000	359,709
5.58%, 04/22/30 (a)(b)	400,000	417,928
3.70%, 05/06/30 (a)(b)	300,000	297,012
4.57%, 06/14/30 (a)(b)	250,000	253,905
5.00%, 07/22/30 (a)(b)	400,000	412,172
8.75%, 09/01/30	70,000	82,723
2.74%, 10/15/30 (a)(b)	500,000	478,115
4.60%, 10/22/30 (a)(b)	350,000	356,531
5.14%, 01/24/31 (a)(b)	300,000	311,310
4.49%, 03/24/31 (a)(b)	400,000	405,600
2.52%, 04/22/31 (a)(b)	350,000	328,461
5.10%, 04/22/31 (a)(b)	350,000	362,960
2.96%, 05/13/31 (a)(b)	400,000	380,572
4.26%, 10/22/31 (a)(b)	270,000	270,772
1.76%, 11/19/31 (a)(b)	220,000	197,113
4.35%, 01/22/32 (a)(b)	360,000	361,800
1.95%, 02/04/32 (a)(b)	375,000	336,424
Keybank National Association
3.90%, 04/13/29	250,000	247,518
KeyCorp
2.25%, 04/06/27	250,000	245,468
4.10%, 04/30/28	100,000	100,345
2.55%, 10/01/29	100,000	95,041
5.12%, 04/04/31 (a)(b)	100,000	102,600
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Lloyds Banking Group PLC
3.75%, 03/18/28 (a)(b)	250,000	249,493
4.38%, 03/22/28	200,000	201,666
4.55%, 08/16/28	200,000	202,830
3.57%, 11/07/28 (a)(b)	300,000	298,083
5.87%, 03/06/29 (a)(b)	200,000	207,294
4.82%, 06/13/29 (a)(b)	200,000	203,336
4.24%, 02/10/30 (a)(b)	200,000	200,992
5.72%, 06/05/30 (a)(b)	200,000	210,008
4.43%, 11/04/31 (a)(b)	200,000	200,904
M&T Bank Corp.
7.41%, 10/30/29 (a)(b)	100,000	108,469
5.18%, 07/08/31 (a)(b)	100,000	103,303
5.40%, 07/30/35 (a)(b)	100,000	101,573
Manufacturers & Traders Trust Co.
4.70%, 01/27/28 (a)	250,000	253,667
4.76%, 07/06/28 (a)(b)	250,000	252,397
Mitsubishi UFJ Financial Group, Inc.
3.29%, 07/25/27	200,000	198,794
3.96%, 03/02/28	200,000	200,602
5.35%, 09/13/28 (a)(b)	250,000	255,327
5.42%, 02/22/29 (a)(b)	200,000	205,536
3.74%, 03/07/29	200,000	199,276
5.24%, 04/19/29 (a)(b)	200,000	205,286
3.20%, 07/18/29	200,000	194,822
2.56%, 02/25/30	200,000	189,022
5.26%, 04/17/30 (a)(b)	200,000	207,062
2.05%, 07/17/30	200,000	183,736
5.20%, 01/16/31 (a)(b)	200,000	207,556
5.16%, 04/24/31 (a)(b)	200,000	207,542
4.53%, 09/12/31 (a)(b)	200,000	202,536
4.51%, 01/14/32 (a)(b)	200,000	201,936
Mizuho Financial Group, Inc.
4.02%, 03/05/28	200,000	200,930
5.41%, 09/13/28 (a)(b)	200,000	204,580
5.67%, 05/27/29 (a)(b)	200,000	207,264
5.78%, 07/06/29 (a)(b)	200,000	208,048
4.25%, 09/11/29 (a)(b)	200,000	201,188
5.38%, 05/26/30 (a)(b)	200,000	207,768
5.38%, 07/10/30 (a)(b)	200,000	207,996
3.15%, 07/16/30 (a)(b)	200,000	194,050
5.10%, 05/13/31 (a)(b)	200,000	207,044
5.74%, 05/27/31 (a)(b)	200,000	212,046
2.20%, 07/10/31 (a)(b)	200,000	184,164
Morgan Stanley
3.95%, 04/23/27	300,000	299,916
5.65%, 04/13/28 (a)(b)	200,000	203,592
4.21%, 04/20/28 (a)(b)	200,000	200,394
3.59%, 07/22/28 (a)	500,000	497,185
6.30%, 10/18/28 (a)(b)	400,000	414,516
3.77%, 01/24/29 (a)(b)	450,000	448,209
5.12%, 02/01/29 (a)(b)	300,000	306,219
4.99%, 04/12/29 (a)(b)	300,000	305,508
5.16%, 04/20/29 (a)(b)	350,000	357,906
5.45%, 07/20/29 (a)(b)	350,000	360,937
4.13%, 10/18/29 (a)(b)	290,000	290,476
6.41%, 11/01/29 (a)(b)	300,000	317,430
4.24%, 01/09/30 (a)(b)	350,000	351,232
5.17%, 01/16/30 (a)(b)	385,000	395,726
4.43%, 01/23/30 (a)(b)	450,000	454,135
5.66%, 04/18/30 (a)(b)	350,000	365,645
5.04%, 07/19/30 (a)(b)	300,000	308,433
4.65%, 10/18/30 (a)(b)	400,000	406,604
5.23%, 01/15/31 (a)(b)	300,000	310,695
2.70%, 01/22/31 (a)(b)	400,000	378,376
3.62%, 04/01/31 (a)(b)	400,000	391,116
5.19%, 04/17/31 (a)(b)	450,000	466,078
See financial notes
Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.36%, 10/22/31 (a)(b)	340,000	340,520
4.49%, 01/16/32 (a)(b)	450,000	452,560
1.79%, 02/13/32 (a)(b)	350,000	309,942
Morgan Stanley Bank NA
5.50%, 05/26/28 (a)(b)	300,000	305,439
4.97%, 07/14/28 (a)(b)	250,000	253,310
5.02%, 01/12/29 (a)(b)	300,000	305,823
Morgan Stanley Private Bank NA
4.47%, 07/06/28 (a)(b)	260,000	261,750
4.20%, 11/17/28 (a)(b)	250,000	250,938
4.21%, 02/08/30 (a)(b)	350,000	351,725
4.73%, 07/18/31 (a)(b)	400,000	407,296
4.47%, 11/19/31 (a)(b)	410,000	412,468
National Australia Bank Ltd.
3.91%, 06/09/27	275,000	275,880
4.31%, 06/13/28	250,000	253,212
4.90%, 06/13/28	250,000	256,432
4.79%, 01/10/29	250,000	257,372
4.53%, 06/13/30	250,000	256,362
National Bank of Canada
5.60%, 12/18/28	250,000	260,987
4.50%, 10/10/29	250,000	254,037
NatWest Group PLC
3.07%, 05/22/28 (a)(b)	200,000	197,948
5.52%, 09/30/28 (a)(b)	200,000	204,738
4.89%, 05/18/29 (a)(b)	100,000	101,796
5.81%, 09/13/29 (a)(b)	200,000	208,418
5.08%, 01/27/30 (a)(b)	300,000	307,833
4.45%, 05/08/30 (a)(b)	200,000	201,678
4.96%, 08/15/30 (a)(b)	200,000	204,918
5.12%, 05/23/31 (a)(b)	200,000	206,350
6.48%, 06/01/34 (a)(b)	200,000	211,044
3.03%, 11/28/35 (a)(b)	200,000	186,368
Northern Trust Corp.
4.00%, 05/10/27 (a)	200,000	200,656
3.65%, 08/03/28 (a)	50,000	50,017
3.15%, 05/03/29 (a)	50,000	49,093
1.95%, 05/01/30 (a)	100,000	92,387
4.15%, 11/19/30	70,000	70,606
Pinnacle Financial Partners, Inc.
6.17%, 11/01/30 (a)(b)	75,000	78,572
PNC Bank NA
4.43%, 07/21/28 (a)(b)	250,000	251,698
4.05%, 07/26/28	250,000	250,385
PNC Financial Services Group, Inc.
5.35%, 12/02/28 (a)(b)	250,000	256,370
4.08%, 01/26/29 (a)(b)	170,000	170,544
3.45%, 04/23/29 (a)	250,000	247,500
5.58%, 06/12/29 (a)(b)	250,000	259,035
2.55%, 01/22/30 (a)	250,000	237,050
5.49%, 05/14/30 (a)(b)	250,000	261,102
5.22%, 01/29/31 (a)(b)	100,000	103,891
4.90%, 05/13/31 (a)(b)	200,000	205,488
Regions Financial Corp.
5.72%, 06/06/30 (a)(b)	150,000	157,145
Royal Bank of Canada
3.63%, 05/04/27	250,000	249,680
4.24%, 08/03/27	250,000	251,658
6.00%, 11/01/27	250,000	258,940
4.90%, 01/12/28	150,000	153,189
4.72%, 03/27/28 (a)(b)	200,000	201,812
5.20%, 08/01/28	150,000	154,580
4.52%, 10/18/28 (a)(b)	100,000	101,028
4.00%, 11/03/28 (a)(b)	100,000	100,153
4.97%, 01/24/29 (a)(b)	200,000	204,044
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.95%, 02/01/29	150,000	154,796
4.50%, 08/06/29 (a)(b)	100,000	101,242
4.97%, 08/02/30 (a)(b)	175,000	180,101
4.65%, 10/18/30 (a)(b)	250,000	254,970
5.15%, 02/04/31 (a)(b)	275,000	285,392
4.97%, 05/02/31 (a)(b)	100,000	103,238
4.70%, 08/06/31 (a)(b)	130,000	132,907
4.31%, 11/03/31 (a)(b)	140,000	140,913
Santander Holdings USA, Inc.
4.40%, 07/13/27 (a)	175,000	175,310
6.50%, 03/09/29 (a)(b)	125,000	130,201
5.47%, 03/20/29 (a)(b)	100,000	102,243
6.57%, 06/12/29 (a)(b)	50,000	52,258
6.17%, 01/09/30 (a)(b)	125,000	130,485
5.35%, 09/06/30 (a)(b)	100,000	102,898
5.74%, 03/20/31 (a)(b)	100,000	104,108
7.66%, 11/09/31 (a)(b)	80,000	90,326
Santander U.K. Group Holdings PLC
3.82%, 11/03/28 (a)(b)	200,000	199,188
4.32%, 09/22/29 (a)(b)	200,000	200,758
4.86%, 09/11/30 (a)(b)	200,000	203,718
5.69%, 04/15/31 (a)(b)	200,000	210,030
Simmons First National Corp.
6.25%, 10/01/35 (a)(b)	40,000	40,705
Southstate Bank Corp.
7.00%, 06/13/35 (a)(b)	50,000	53,088
State Street Bank & Trust Co.
4.78%, 11/23/29	250,000	258,305
State Street Corp.
4.99%, 03/18/27 (a)	100,000	101,220
4.33%, 10/22/27 (a)	100,000	100,953
4.54%, 02/28/28 (a)	250,000	253,997
5.82%, 11/04/28 (a)(b)	75,000	77,372
4.53%, 02/20/29 (a)(b)	100,000	101,313
5.68%, 11/21/29 (a)(b)	150,000	156,848
4.14%, 12/03/29 (a)(b)	100,000	100,715
2.40%, 01/24/30	100,000	95,126
4.83%, 04/24/30 (a)	200,000	206,142
3.15%, 03/30/31 (a)(b)	100,000	96,937
3.03%, 11/01/34 (a)(b)	75,000	71,671
Sumitomo Mitsui Financial Group, Inc.
3.36%, 07/12/27	200,000	198,866
5.52%, 01/13/28	250,000	257,620
3.54%, 01/17/28	200,000	198,942
5.80%, 07/13/28	200,000	208,438
5.72%, 09/14/28	200,000	208,510
1.90%, 09/17/28	250,000	237,670
3.04%, 07/16/29	400,000	387,512
2.72%, 09/27/29	200,000	191,352
5.71%, 01/13/30	200,000	211,592
2.75%, 01/15/30	250,000	238,158
2.13%, 07/08/30	200,000	184,192
5.85%, 07/13/30	200,000	213,578
2.14%, 09/23/30	70,000	64,138
4.66%, 07/08/31 (a)(b)	200,000	203,668
4.49%, 01/15/32 (a)(b)	200,000	202,126
Synchrony Bank
5.63%, 08/23/27 (a)	250,000	254,762
Synchrony Financial
3.95%, 12/01/27 (a)	50,000	49,792
5.15%, 03/19/29 (a)	100,000	101,653
5.02%, 07/29/29 (a)(b)	70,000	70,879
5.94%, 08/02/30 (a)(b)	50,000	51,906
5.45%, 03/06/31 (a)(b)	100,000	102,255
4.95%, 02/25/32 (a)(b)	100,000	99,440
See financial notes

Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Toronto-Dominion Bank
2.80%, 03/10/27	250,000	247,705
4.11%, 06/08/27	250,000	250,863
4.69%, 09/15/27	300,000	303,963
5.16%, 01/10/28	200,000	204,596
3.91%, 01/13/28	140,000	140,186
4.86%, 01/31/28	250,000	254,567
4.57%, 06/02/28	100,000	101,439
5.52%, 07/17/28	150,000	155,447
4.11%, 10/13/28	140,000	140,671
4.99%, 04/05/29	100,000	103,009
4.78%, 12/17/29	125,000	128,683
4.81%, 06/03/30	190,000	195,350
4.41%, 01/13/31	130,000	131,598
5.15%, 09/10/34 (a)(b)	100,000	102,120
Truist Bank
4.42%, 07/24/28 (a)(b)	250,000	251,548
4.14%, 10/23/29 (a)(b)	250,000	250,238
2.25%, 03/11/30 (a)	250,000	231,125
Truist Financial Corp.
1.13%, 08/03/27 (a)	150,000	144,528
4.87%, 01/26/29 (a)(b)	250,000	253,942
1.89%, 06/07/29 (a)(b)	200,000	191,148
7.16%, 10/30/29 (a)(b)	250,000	269,060
5.44%, 01/24/30 (a)(b)	150,000	155,654
1.95%, 06/05/30 (a)	90,000	82,686
5.07%, 05/20/31 (a)(b)	200,000	206,360
4.60%, 01/27/32 (a)(b)	170,000	171,897
U.S. Bancorp
3.15%, 04/27/27 (a)	150,000	149,154
4.55%, 07/22/28 (a)(b)	200,000	201,696
4.65%, 02/01/29 (a)(b)	300,000	304,038
5.78%, 06/12/29 (a)(b)	250,000	259,820
5.38%, 01/23/30 (a)(b)	250,000	259,342
1.38%, 07/22/30 (a)	140,000	125,244
5.10%, 07/23/30 (a)(b)	200,000	206,858
5.05%, 02/12/31 (a)(b)	200,000	206,604
5.08%, 05/15/31 (a)(b)	200,000	206,936
4.48%, 01/26/32 (a)(b)	170,000	172,011
U.S. Bank NA
4.73%, 05/15/28 (a)(b)	250,000	252,412
UBS AG
5.65%, 09/11/28	250,000	260,807
Webster Financial Corp.
5.78%, 09/11/35 (a)(b)	50,000	51,594
Wells Fargo & Co.
4.30%, 07/22/27	400,000	401,528
3.53%, 03/24/28 (a)(b)	500,000	497,435
5.71%, 04/22/28 (a)(b)	400,000	407,376
3.58%, 05/22/28 (a)(b)	500,000	497,445
2.39%, 06/02/28 (a)(b)	500,000	490,195
4.81%, 07/25/28 (a)(b)	500,000	505,390
4.15%, 01/24/29 (a)	350,000	352,191
4.97%, 04/23/29 (a)(b)	250,000	254,910
5.57%, 07/25/29 (a)(b)	700,000	724,500
4.08%, 09/15/29 (a)(b)	200,000	200,096
6.30%, 10/23/29 (a)(b)	400,000	422,028
4.18%, 01/23/30 (a)(b)	280,000	281,050
5.20%, 01/23/30 (a)(b)	400,000	412,164
2.88%, 10/30/30 (a)(b)	350,000	335,013
5.24%, 01/24/31 (a)(b)	400,000	415,320
2.57%, 02/11/31 (a)(b)	400,000	376,560
4.48%, 04/04/31 (a)(b)	450,000	454,657
5.15%, 04/23/31 (a)(b)	450,000	465,925
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Westpac Banking Corp.
3.35%, 03/08/27	200,000	199,394
5.46%, 11/18/27	250,000	257,502
3.40%, 01/25/28	200,000	199,192
5.54%, 11/17/28	200,000	209,310
1.95%, 11/20/28	200,000	190,984
2.65%, 01/16/30	100,000	95,765
4.35%, 07/01/30	100,000	101,847
4.11%, 07/24/34 (a)(b)	150,000	148,757
2.67%, 11/15/35 (a)(b)	180,000	165,461
Zions Bancorp NA
4.70%, 08/18/28 (a)(b)	250,000	251,405
		123,381,449
Brokerage/Asset Managers/Exchanges 0.4%
Affiliated Managers Group, Inc.
3.30%, 06/15/30 (a)	40,000	38,475
Ameriprise Financial, Inc.
5.70%, 12/15/28 (a)	100,000	104,669
Apollo Global Management, Inc.
4.60%, 01/15/31 (a)	60,000	60,438
ARES Management Corp.
6.38%, 11/10/28 (a)	100,000	105,090
BGC Group, Inc.
8.00%, 05/25/28 (a)	75,000	80,244
6.60%, 06/10/29 (a)	75,000	78,796
6.15%, 04/02/30 (a)	100,000	104,184
BlackRock Funding, Inc.
4.60%, 07/26/27 (a)	100,000	101,273
4.70%, 03/14/29 (a)	100,000	102,651
BlackRock, Inc.
3.20%, 03/15/27	100,000	99,564
3.25%, 04/30/29 (a)	100,000	98,566
2.40%, 04/30/30 (a)	150,000	141,657
1.90%, 01/28/31 (a)	160,000	145,781
Blackstone Reg Finance Co. LLC
4.30%, 11/03/30 (a)	80,000	79,853
Brookfield Asset Management Ltd.
4.65%, 11/15/30 (a)	80,000	81,110
Brookfield Finance, Inc.
3.90%, 01/25/28 (a)	200,000	199,692
4.85%, 03/29/29 (a)	175,000	178,167
4.35%, 04/15/30 (a)	100,000	100,117
Charles Schwab Corp.
3.20%, 03/02/27 (a)(c)	50,000	49,736
2.45%, 03/03/27 (a)(c)	200,000	197,480
3.30%, 04/01/27 (a)(c)	50,000	49,745
3.20%, 01/25/28 (a)(c)	90,000	89,251
2.00%, 03/20/28 (a)(c)	150,000	144,885
4.00%, 02/01/29 (a)(c)	75,000	75,544
5.64%, 05/19/29 (a)(b)(c)	150,000	155,694
3.25%, 05/22/29 (a)(c)	75,000	73,758
2.75%, 10/01/29 (a)(c)	50,000	48,102
6.20%, 11/17/29 (a)(b)(c)	175,000	185,309
4.63%, 03/22/30 (a)(c)	50,000	51,461
4.34%, 11/14/31 (a)(b)(c)	120,000	120,694
CME Group, Inc.
3.75%, 06/15/28 (a)	100,000	100,065
4.40%, 03/15/30 (a)	100,000	101,855
Franklin Resources, Inc.
1.60%, 10/30/30 (a)	100,000	89,915
Intercontinental Exchange, Inc.
3.10%, 09/15/27 (a)	100,000	99,039
4.00%, 09/15/27 (a)	250,000	250,817
See financial notes
Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.63%, 09/01/28 (a)	150,000	149,103
3.75%, 09/21/28 (a)	100,000	99,690
3.95%, 12/01/28 (a)	80,000	80,209
4.35%, 06/15/29 (a)	100,000	101,306
2.10%, 06/15/30 (a)	150,000	138,723
Jefferies Financial Group, Inc.
5.88%, 07/21/28 (a)	150,000	155,134
4.15%, 01/23/30	100,000	98,560
Lazard Group LLC
4.50%, 09/19/28 (a)	75,000	75,459
4.38%, 03/11/29 (a)	75,000	75,267
LPL Holdings, Inc.
5.70%, 05/20/27 (a)	50,000	50,800
4.90%, 04/03/28 (a)	75,000	75,913
6.75%, 11/17/28 (a)	100,000	106,097
5.20%, 03/15/30 (a)	100,000	102,312
5.15%, 06/15/30 (a)	70,000	71,450
Marex Group PLC
5.83%, 05/08/28 (a)	100,000	102,018
6.40%, 11/04/29 (a)	75,000	78,507
Nasdaq, Inc.
5.35%, 06/28/28 (a)	175,000	180,126
1.65%, 01/15/31 (a)	80,000	71,430
Nomura Holdings, Inc.
6.07%, 07/12/28	200,000	208,946
2.17%, 07/14/28	200,000	191,448
5.61%, 07/06/29	200,000	209,032
3.10%, 01/16/30	200,000	191,890
4.90%, 07/01/30	200,000	204,716
2.68%, 07/16/30	200,000	187,118
Raymond James Financial, Inc.
4.65%, 04/01/30 (a)	75,000	76,742
Stifel Financial Corp.
4.00%, 05/15/30 (a)	100,000	98,634
		6,964,307
Finance Companies 0.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
6.45%, 04/15/27 (a)	250,000	256,322
3.65%, 07/21/27 (a)	200,000	199,250
4.63%, 10/15/27 (a)	150,000	151,395
5.75%, 06/06/28 (a)	150,000	155,415
3.00%, 10/29/28 (a)	500,000	486,340
5.10%, 01/19/29 (a)	150,000	153,997
4.13%, 02/28/29 (a)	150,000	150,090
4.63%, 09/10/29 (a)	150,000	152,106
6.15%, 09/30/30 (a)	150,000	160,989
4.38%, 11/15/30 (a)	150,000	150,426
6.95%, 03/10/55 (a)(b)	150,000	158,415
Air Lease Corp.
5.85%, 12/15/27 (a)	100,000	103,032
5.30%, 02/01/28 (a)	150,000	153,190
4.63%, 10/01/28 (a)	100,000	100,851
5.10%, 03/01/29 (a)	100,000	102,274
3.25%, 10/01/29 (a)	75,000	72,375
3.00%, 02/01/30 (a)	100,000	94,744
3.13%, 12/01/30 (a)	100,000	93,997
Apollo Debt Solutions BDC
6.90%, 04/13/29 (a)	200,000	207,960
5.88%, 08/30/30 (a)	50,000	50,338
5.70%, 01/23/31 (a)(d)	100,000	99,260
ARES Capital Corp.
2.88%, 06/15/27 (a)	100,000	98,054
2.88%, 06/15/28 (a)	200,000	190,834
5.88%, 03/01/29 (a)	150,000	152,820
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.95%, 07/15/29 (a)	100,000	102,237
5.50%, 09/01/30 (a)	100,000	99,115
5.10%, 01/15/31 (a)	90,000	87,867
ARES Strategic Income Fund
5.70%, 03/15/28 (a)	125,000	125,992
5.45%, 09/09/28 (a)(d)	80,000	79,992
4.85%, 01/15/29 (a)(d)	80,000	78,709
6.35%, 08/15/29 (a)	125,000	127,581
5.60%, 02/15/30 (a)	100,000	98,888
5.80%, 09/09/30 (a)(d)	70,000	69,821
5.15%, 01/15/31 (a)(d)	70,000	67,941
Bain Capital Specialty Finance, Inc.
5.95%, 03/15/30 (a)	50,000	49,788
Barings BDC, Inc.
5.20%, 09/15/28 (a)	40,000	39,597
Barings Private Credit Corp.
5.75%, 02/06/29 (a)(d)	50,000	49,893
6.15%, 06/11/30 (a)(d)(e)	50,000	49,642
Blackstone Private Credit Fund
4.95%, 09/26/27 (a)	100,000	99,920
7.30%, 11/27/28 (a)	150,000	156,877
4.00%, 01/15/29 (a)(e)	100,000	95,972
5.95%, 07/16/29 (a)	100,000	100,848
5.60%, 11/22/29 (a)	75,000	74,533
5.25%, 04/01/30 (a)	100,000	97,993
5.05%, 09/10/30 (a)	70,000	67,019
6.25%, 01/25/31 (a)	80,000	80,589
Blackstone Secured Lending Fund
5.88%, 11/15/27 (a)	50,000	50,766
5.35%, 04/13/28 (a)	75,000	75,115
2.85%, 09/30/28 (a)	100,000	93,793
5.30%, 06/30/30 (a)	70,000	68,878
5.13%, 01/31/31 (a)	70,000	67,880
Blue Owl Capital Corp.
3.13%, 04/13/27 (a)	50,000	48,645
2.88%, 06/11/28 (a)	100,000	93,652
5.95%, 03/15/29 (a)	150,000	149,421
6.20%, 07/15/30 (a)(e)	70,000	69,819
Blue Owl Credit Income Corp.
7.75%, 09/16/27 (a)	100,000	102,003
7.95%, 06/13/28 (a)	100,000	103,812
7.75%, 01/15/29 (a)	75,000	77,962
6.60%, 09/15/29 (a)	175,000	176,823
5.80%, 03/15/30 (a)	125,000	122,609
Blue Owl Technology Finance Corp.
6.10%, 03/15/28 (a)	150,000	149,641
6.75%, 04/04/29 (a)	100,000	99,667
6.13%, 01/23/31 (a)(e)	50,000	47,867
Capital Southwest Corp.
5.95%, 09/18/30 (a)	50,000	49,871
Carlyle Secured Lending, Inc.
6.75%, 02/18/30 (a)	50,000	50,685
5.75%, 02/15/31 (a)	50,000	48,420
Franklin BSP Capital Corp.
7.20%, 06/15/29 (a)	75,000	76,939
6.00%, 10/02/30 (a)(d)	40,000	38,898
FS KKR Capital Corp.
3.25%, 07/15/27 (a)	50,000	48,028
3.13%, 10/12/28 (a)	100,000	91,099
7.88%, 01/15/29 (a)	75,000	76,465
6.88%, 08/15/29 (a)	50,000	49,409
6.13%, 01/15/30 (a)(e)	100,000	95,979
6.13%, 01/15/31 (a)	50,000	47,398
See financial notes

Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
GATX Corp.
5.40%, 03/15/27 (a)	75,000	76,077
3.50%, 03/15/28 (a)	75,000	74,248
4.70%, 04/01/29 (a)	75,000	76,391
4.00%, 06/30/30 (a)	60,000	59,585
Goldman Sachs BDC, Inc.
5.10%, 01/28/29 (a)	60,000	59,158
5.65%, 09/09/30 (a)	50,000	48,805
Goldman Sachs Private Credit Corp.
5.05%, 02/23/28 (d)	100,000	99,373
5.88%, 05/06/28 (a)(d)	50,000	50,625
5.38%, 01/31/29 (a)(d)	50,000	49,992
6.25%, 05/06/30 (a)(d)(e)	100,000	100,362
5.88%, 01/31/31 (a)(d)	120,000	117,979
Golub Capital BDC, Inc.
7.05%, 12/05/28 (a)	100,000	104,066
6.00%, 07/15/29 (a)	75,000	75,322
Golub Capital Private Credit Fund
5.45%, 08/15/28 (a)(d)	70,000	70,057
5.80%, 09/12/29 (a)	145,000	145,793
Hercules Capital, Inc.
5.35%, 02/10/29 (a)	50,000	49,753
6.00%, 06/16/30 (a)	50,000	49,810
HPS Corporate Lending Fund
5.45%, 01/14/28 (a)	100,000	100,455
4.90%, 09/11/28 (a)(d)	80,000	79,038
6.75%, 01/30/29 (a)(e)	100,000	103,667
5.15%, 04/02/29 (a)(d)	50,000	49,632
6.25%, 09/30/29 (a)	75,000	76,670
5.85%, 06/05/30 (a)(d)	70,000	70,127
5.45%, 11/15/30 (a)(d)	70,000	68,947
Main Street Capital Corp.
6.50%, 06/04/27 (a)	75,000	76,255
5.40%, 08/15/28 (a)	50,000	50,255
6.95%, 03/01/29 (a)	75,000	77,947
Morgan Stanley Direct Lending Fund
6.15%, 05/17/29 (a)	50,000	51,112
6.00%, 05/19/30 (a)	50,000	50,171
MSD Investment Corp.
6.25%, 05/31/30 (a)(d)	100,000	100,189
6.13%, 02/05/31 (a)(d)	50,000	49,411
New Mountain Finance Corp.
6.20%, 10/15/27	50,000	50,365
6.88%, 02/01/29 (a)(e)	50,000	50,516
North Haven Private Income Fund LLC
5.13%, 09/25/28 (a)(d)	40,000	39,630
5.75%, 02/01/30 (a)	50,000	49,391
Nuveen Churchill Direct Lending Corp.
6.65%, 03/15/30 (a)	50,000	51,193
Oaktree Specialty Lending Corp.
7.10%, 02/15/29 (a)	50,000	50,698
6.34%, 02/27/30 (a)	50,000	49,257
Oaktree Strategic Credit Fund
8.40%, 11/14/28 (a)	50,000	53,795
6.50%, 07/23/29 (a)	75,000	76,839
6.19%, 07/15/30 (a)(d)	50,000	49,718
Sixth Street Lending Partners
6.50%, 03/11/29 (a)	100,000	103,380
5.75%, 01/15/30 (a)	100,000	100,435
6.13%, 07/15/30 (a)	100,000	101,487
Sixth Street Specialty Lending, Inc.
6.13%, 03/01/29 (a)	75,000	76,092
5.63%, 08/15/30 (a)	40,000	39,776
		11,120,676
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Financial Other 0.0%
HA Sustainable Infrastructure Capital, Inc.
6.15%, 01/15/31 (a)	90,000	93,427
ORIX Corp.
5.00%, 09/13/27	100,000	101,626
4.65%, 09/10/29	100,000	102,422
4.45%, 09/09/30	70,000	70,808
		368,283
Insurance 0.8%
ACE Capital Trust II
9.70%, 04/01/30	50,000	59,868
Aegon Ltd.
5.50%, 04/11/48 (a)(b)	100,000	101,429
Aflac, Inc.
3.60%, 04/01/30 (a)	175,000	172,485
Alleghany Corp.
3.63%, 05/15/30 (a)	50,000	49,415
Allstate Corp.
5.05%, 06/24/29 (a)	100,000	103,325
1.45%, 12/15/30 (a)	75,000	66,268
American Financial Group, Inc.
5.25%, 04/02/30 (a)	50,000	52,333
American International Group, Inc.
4.85%, 05/07/30 (a)	100,000	102,724
3.40%, 06/30/30 (a)	40,000	38,978
5.75%, 04/01/48 (a)(b)	50,000	50,885
American National Group, Inc.
5.00%, 06/15/27 (a)	100,000	100,551
5.75%, 10/01/29 (a)	75,000	76,594
Aon Corp.
4.50%, 12/15/28 (a)	75,000	76,047
3.75%, 05/02/29 (a)	125,000	123,992
2.80%, 05/15/30 (a)	100,000	94,871
Aon Corp./Aon Global Holdings PLC
2.85%, 05/28/27 (a)	100,000	98,656
Aon North America, Inc.
5.15%, 03/01/29 (a)	150,000	154,710
Arthur J Gallagher & Co.
4.60%, 12/15/27 (a)	100,000	100,950
4.85%, 12/15/29 (a)	100,000	102,476
Aspen Insurance Holdings Ltd.
5.75%, 07/01/30 (a)	40,000	42,084
Assurant, Inc.
4.90%, 03/27/28 (a)	75,000	76,037
Assured Guaranty U.S. Holdings, Inc.
6.13%, 09/15/28 (a)	75,000	78,592
Athene Holding Ltd.
4.13%, 01/12/28 (a)	200,000	199,180
3.50%, 01/15/31 (a)	70,000	66,039
AXA SA
8.60%, 12/15/30	125,000	147,207
AXIS Specialty Finance LLC
4.90%, 01/15/40 (a)(b)	100,000	98,605
AXIS Specialty Finance PLC
4.00%, 12/06/27 (a)	100,000	99,899
Berkshire Hathaway Finance Corp.
2.30%, 03/15/27 (a)	100,000	98,668
1.85%, 03/12/30 (a)	100,000	92,816
1.45%, 10/15/30 (a)	90,000	81,255
See financial notes
Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Brighthouse Financial, Inc.
3.70%, 06/22/27 (a)	125,000	123,462
5.63%, 05/15/30 (a)(e)	100,000	101,036
Brown & Brown, Inc.
4.70%, 06/23/28 (a)	70,000	70,769
4.50%, 03/15/29 (a)	50,000	50,294
4.90%, 06/23/30 (a)	100,000	101,602
Centene Corp.
4.25%, 12/15/27 (a)	300,000	298,218
2.45%, 07/15/28 (a)	300,000	282,948
4.63%, 12/15/29 (a)	525,000	512,316
3.38%, 02/15/30 (a)	275,000	255,241
3.00%, 10/15/30 (a)	320,000	288,560
Chubb INA Holdings LLC
4.65%, 08/15/29 (a)	50,000	51,311
1.38%, 09/15/30 (a)	120,000	106,988
Cincinnati Financial Corp.
6.92%, 05/15/28	100,000	106,302
CNA Financial Corp.
3.90%, 05/01/29 (a)	100,000	99,312
2.05%, 08/15/30 (a)	60,000	54,712
CNO Financial Group, Inc.
5.25%, 05/30/29 (a)	100,000	101,704
Corebridge Financial, Inc.
3.65%, 04/05/27 (a)	175,000	174,113
3.85%, 04/05/29 (a)	150,000	148,326
6.88%, 12/15/52 (a)(b)	150,000	153,775
Elevance Health, Inc.
3.65%, 12/01/27 (a)	250,000	249,057
4.10%, 03/01/28 (a)	150,000	150,420
4.00%, 09/15/28 (a)	100,000	100,196
5.15%, 06/15/29 (a)	150,000	155,148
2.88%, 09/15/29 (a)	100,000	96,144
4.75%, 02/15/30 (a)	100,000	102,396
2.25%, 05/15/30 (a)	100,000	92,653
Enact Holdings, Inc.
6.25%, 05/28/29 (a)	125,000	131,217
Enstar Group Ltd.
4.95%, 06/01/29 (a)	100,000	101,481
Equitable Holdings, Inc.
4.35%, 04/20/28 (a)	200,000	201,016
Essent Group Ltd.
6.25%, 07/01/29 (a)	75,000	78,725
F&G Annuities & Life, Inc.
7.40%, 01/13/28 (a)	100,000	103,875
6.50%, 06/04/29 (a)	75,000	77,215
Fairfax Financial Holdings Ltd.
4.85%, 04/17/28 (a)	100,000	101,577
4.63%, 04/29/30 (a)	75,000	75,897
Fidelity National Financial, Inc.
4.50%, 08/15/28 (a)	50,000	50,381
3.40%, 06/15/30 (a)	80,000	76,413
First American Financial Corp.
4.00%, 05/15/30 (a)	100,000	97,329
Globe Life, Inc.
4.55%, 09/15/28 (a)	75,000	75,645
2.15%, 08/15/30 (a)	50,000	45,724
Hanover Insurance Group, Inc.
2.50%, 09/01/30 (a)	40,000	37,045
Hartford Insurance Group, Inc.
2.80%, 08/19/29 (a)	100,000	96,248
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Horace Mann Educators Corp.
7.25%, 09/15/28 (a)	50,000	53,574
4.70%, 10/01/30 (a)	40,000	40,208
Humana, Inc.
3.95%, 03/15/27 (a)	50,000	49,955
5.75%, 12/01/28 (a)	75,000	77,685
3.70%, 03/23/29 (a)	100,000	98,280
3.13%, 08/15/29 (a)	50,000	48,113
4.88%, 04/01/30 (a)	75,000	76,081
Jackson Financial, Inc.
5.17%, 06/08/27 (a)	100,000	101,316
Kemper Corp.
2.40%, 09/30/30 (a)	50,000	44,029
Lincoln National Corp.
3.05%, 01/15/30 (a)	100,000	95,239
3.40%, 01/15/31 (a)	70,000	65,951
Loews Corp.
3.20%, 05/15/30 (a)	75,000	72,398
Markel Group, Inc.
3.50%, 11/01/27 (a)	75,000	74,411
Marsh & McLennan Cos., Inc.
4.55%, 11/08/27 (a)	125,000	126,191
4.38%, 03/15/29 (a)	250,000	252,665
4.65%, 03/15/30 (a)	100,000	102,010
2.25%, 11/15/30 (a)	90,000	82,661
Mercury General Corp.
4.40%, 03/15/27 (a)	100,000	99,990
MetLife, Inc.
4.55%, 03/23/30 (a)	100,000	102,215
MGIC Investment Corp.
5.25%, 08/15/28 (a)	100,000	99,988
NMI Holdings, Inc.
6.00%, 08/15/29 (a)	50,000	52,055
PartnerRe Finance B LLC
3.70%, 07/02/29 (a)	75,000	73,942
4.50%, 10/01/50 (a)(b)	60,000	58,130
Principal Financial Group, Inc.
3.70%, 05/15/29 (a)	75,000	74,270
2.13%, 06/15/30 (a)	70,000	64,227
Progressive Corp.
2.50%, 03/15/27 (a)	100,000	98,745
4.00%, 03/01/29 (a)	100,000	100,528
3.20%, 03/26/30 (a)	100,000	97,118
Prudential Financial, Inc.
2.10%, 03/10/30 (a)	100,000	93,495
4.50%, 09/15/47 (a)(b)	100,000	98,786
5.70%, 09/15/48 (a)(b)	150,000	151,546
3.70%, 10/01/50 (a)(b)	100,000	93,541
Prudential Funding Asia PLC
3.13%, 04/14/30	150,000	144,859
Radian Group, Inc.
6.20%, 05/15/29 (a)	75,000	78,683
Reinsurance Group of America, Inc.
3.90%, 05/15/29 (a)	75,000	74,591
3.15%, 06/15/30 (a)	70,000	66,858
RenaissanceRe Holdings Ltd.
3.60%, 04/15/29 (a)	75,000	73,793
SiriusPoint Ltd.
7.00%, 04/05/29 (a)	75,000	79,058
UnitedHealth Group, Inc.
3.38%, 04/15/27	100,000	99,544
3.70%, 05/15/27 (a)	200,000	199,780
2.95%, 10/15/27	150,000	148,282
See financial notes

Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.25%, 02/15/28 (a)	200,000	205,280
3.85%, 06/15/28	150,000	150,112
4.40%, 06/15/28 (a)	70,000	70,848
3.88%, 12/15/28	100,000	100,099
4.25%, 01/15/29 (a)	200,000	202,172
4.70%, 04/15/29 (a)	75,000	76,745
4.00%, 05/15/29 (a)	125,000	125,454
2.88%, 08/15/29	50,000	48,325
4.80%, 01/15/30 (a)	200,000	205,818
5.30%, 02/15/30 (a)	200,000	209,234
2.00%, 05/15/30	100,000	92,348
4.65%, 01/15/31 (a)	110,000	112,386
Unum Group
4.00%, 06/15/29 (a)	75,000	74,513
Voya Financial, Inc.
4.70%, 01/23/48 (a)(b)	50,000	48,167
Willis North America, Inc.
4.50%, 09/15/28 (a)	100,000	100,694
2.95%, 09/15/29 (a)	100,000	95,704
		13,886,420
REITs 0.8%
Agree LP
2.00%, 06/15/28 (a)	100,000	95,927
2.90%, 10/01/30 (a)	40,000	37,848
Alexandria Real Estate Equities, Inc.
3.95%, 01/15/28 (a)	100,000	99,809
4.50%, 07/30/29 (a)	50,000	50,429
2.75%, 12/15/29 (a)	150,000	142,438
4.70%, 07/01/30 (a)	60,000	60,895
4.90%, 12/15/30 (a)	75,000	76,600
American Assets Trust LP
3.38%, 02/01/31 (a)	75,000	69,055
American Homes 4 Rent LP
4.25%, 02/15/28 (a)	100,000	100,220
4.90%, 02/15/29 (a)	50,000	50,931
4.95%, 06/15/30 (a)	90,000	91,786
AvalonBay Communities, Inc.
3.20%, 01/15/28 (a)	100,000	99,232
1.90%, 12/01/28 (a)	75,000	71,344
3.30%, 06/01/29 (a)	100,000	98,162
2.30%, 03/01/30 (a)	100,000	93,715
2.45%, 01/15/31 (a)	80,000	74,156
Boston Properties LP
6.75%, 12/01/27 (a)	100,000	104,381
4.50%, 12/01/28 (a)	150,000	151,312
3.40%, 06/21/29 (a)	100,000	97,435
2.90%, 03/15/30 (a)	100,000	94,411
3.25%, 01/30/31 (a)	170,000	160,177
Brixmor Operating Partnership LP
3.90%, 03/15/27 (a)	75,000	74,923
2.25%, 04/01/28 (a)	50,000	48,300
4.13%, 05/15/29 (a)	100,000	100,157
4.05%, 07/01/30 (a)	100,000	99,160
Camden Property Trust
4.10%, 10/15/28 (a)	50,000	50,288
3.15%, 07/01/29 (a)	75,000	73,008
2.80%, 05/15/30 (a)	75,000	71,351
COPT Defense Properties LP
2.00%, 01/15/29 (a)	75,000	70,827
4.50%, 10/15/30 (a)	50,000	50,243
Cousins Properties LP
5.25%, 07/15/30 (a)	70,000	72,374
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CubeSmart LP
2.25%, 12/15/28 (a)	100,000	95,352
4.38%, 02/15/29 (a)	75,000	75,638
3.00%, 02/15/30 (a)	50,000	47,919
2.00%, 02/15/31 (a)	50,000	44,746
Digital Realty Trust LP
3.70%, 08/15/27 (a)	100,000	99,642
5.55%, 01/15/28 (a)	150,000	154,323
4.45%, 07/15/28 (a)	100,000	101,014
3.60%, 07/01/29 (a)	100,000	98,751
DOC Dr. LLC
3.95%, 01/15/28 (a)	100,000	99,900
EPR Properties
4.50%, 06/01/27 (a)	100,000	100,162
4.95%, 04/15/28 (a)	50,000	50,590
3.75%, 08/15/29 (a)	50,000	48,783
4.75%, 11/15/30 (a)	70,000	70,180
ERP Operating LP
3.50%, 03/01/28 (a)	100,000	99,351
3.00%, 07/01/29 (a)	150,000	145,816
2.50%, 02/15/30 (a)	75,000	71,068
Essex Portfolio LP
1.70%, 03/01/28 (a)	100,000	95,790
4.00%, 03/01/29 (a)	75,000	74,871
3.00%, 01/15/30 (a)	100,000	95,832
1.65%, 01/15/31 (a)	40,000	35,319
Extra Space Storage LP
5.70%, 04/01/28 (a)	100,000	103,267
3.90%, 04/01/29 (a)	150,000	149,230
4.00%, 06/15/29 (a)	50,000	49,872
5.50%, 07/01/30 (a)	110,000	115,107
2.20%, 10/15/30 (a)	50,000	45,717
5.90%, 01/15/31 (a)	90,000	95,850
Federal Realty OP LP
3.25%, 07/15/27 (a)	100,000	99,084
5.38%, 05/01/28 (a)	50,000	51,388
3.20%, 06/15/29 (a)	50,000	48,676
3.50%, 06/01/30 (a)	50,000	48,612
First Industrial LP
5.25%, 01/15/31 (a)	60,000	61,735
Healthcare Realty Holdings LP
3.75%, 07/01/27 (a)	75,000	74,751
3.10%, 02/15/30 (a)	75,000	71,826
Healthpeak OP LLC
2.13%, 12/01/28 (a)	75,000	71,339
3.50%, 07/15/29 (a)	75,000	73,549
3.00%, 01/15/30 (a)	100,000	95,709
2.88%, 01/15/31 (a)	80,000	74,961
Highwoods Realty LP
4.13%, 03/15/28 (a)	100,000	99,424
3.05%, 02/15/30 (a)	75,000	70,667
2.60%, 02/01/31 (a)	50,000	44,995
Host Hotels & Resorts LP
4.25%, 12/15/28 (a)	50,000	50,234
3.38%, 12/15/29 (a)	100,000	96,902
3.50%, 09/15/30 (a)	90,000	86,334
Invitation Homes Operating Partnership LP
2.30%, 11/15/28 (a)	100,000	95,175
5.45%, 08/15/30 (a)	60,000	62,552
Kilroy Realty LP
4.75%, 12/15/28 (a)	75,000	75,393
4.25%, 08/15/29 (a)	50,000	49,134
3.05%, 02/15/30 (a)	75,000	69,730
See financial notes
Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Kimco Realty OP LLC
3.80%, 04/01/27 (a)	100,000	100,022
1.90%, 03/01/28 (a)	100,000	96,391
2.70%, 10/01/30 (a)	60,000	56,918
Kite Realty Group Trust
4.75%, 09/15/30 (a)	50,000	51,086
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
5.50%, 08/01/30 (a)	70,000	71,931
Lineage OP LP
5.25%, 07/15/30 (a)	70,000	71,408
LXP Industrial Trust
2.70%, 09/15/30 (a)	50,000	46,386
Mid-America Apartments LP
3.60%, 06/01/27 (a)	150,000	149,599
3.95%, 03/15/29 (a)	100,000	100,054
National Health Investors, Inc.
3.00%, 02/01/31 (a)	50,000	45,886
NNN REIT, Inc.
3.50%, 10/15/27 (a)	100,000	99,447
4.30%, 10/15/28 (a)	100,000	100,707
4.60%, 02/15/31 (a)	75,000	76,005
Omega Healthcare Investors, Inc.
4.50%, 04/01/27 (a)	150,000	150,288
4.75%, 01/15/28 (a)	50,000	50,497
3.63%, 10/01/29 (a)	75,000	73,090
5.20%, 07/01/30 (a)	80,000	82,023
3.38%, 02/01/31 (a)	100,000	94,361
Piedmont Operating Partnership LP
6.88%, 07/15/29 (a)	75,000	79,723
3.15%, 08/15/30 (a)	40,000	37,172
Prologis LP
2.13%, 04/15/27 (a)	100,000	98,244
4.88%, 06/15/28 (a)	100,000	102,336
3.88%, 09/15/28 (a)	100,000	100,090
4.00%, 09/15/28 (a)	75,000	75,269
4.38%, 02/01/29 (a)	75,000	76,009
2.25%, 04/15/30 (a)	125,000	117,132
1.75%, 07/01/30 (a)	40,000	36,385
1.25%, 10/15/30 (a)	90,000	79,629
4.75%, 01/15/31 (a)	70,000	72,174
1.75%, 02/01/31 (a)	50,000	44,753
Public Storage Operating Co.
3.09%, 09/15/27 (a)	75,000	74,453
1.85%, 05/01/28 (a)	100,000	95,979
1.95%, 11/09/28 (a)	75,000	71,488
5.13%, 01/15/29 (a)	100,000	103,643
3.39%, 05/01/29 (a)	75,000	74,049
4.38%, 07/01/30 (a)	60,000	60,979
Realty Income Corp.
3.95%, 08/15/27 (a)	150,000	150,250
3.65%, 01/15/28 (a)	100,000	99,697
2.10%, 03/15/28 (a)	75,000	72,385
3.95%, 02/01/29 (a)	50,000	50,110
4.75%, 02/15/29 (a)	75,000	76,719
3.25%, 06/15/29 (a)	75,000	73,484
4.00%, 07/15/29 (a)	75,000	75,107
3.10%, 12/15/29 (a)	50,000	48,513
3.40%, 01/15/30 (a)	100,000	97,749
4.85%, 03/15/30 (a)	100,000	103,122
3.25%, 01/15/31 (a)	130,000	124,765
3.20%, 02/15/31 (a)	50,000	47,832
Regency Centers LP
2.95%, 09/15/29 (a)	75,000	72,542
3.70%, 06/15/30 (a)	80,000	78,999
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Rexford Industrial Realty LP
2.13%, 12/01/30 (a)	50,000	45,316
Sabra Health Care LP
3.90%, 10/15/29 (a)	75,000	73,945
Simon Property Group LP
3.38%, 06/15/27 (a)	100,000	99,539
3.38%, 12/01/27 (a)	100,000	99,365
1.75%, 02/01/28 (a)	100,000	96,316
2.45%, 09/13/29 (a)	150,000	142,615
2.65%, 07/15/30 (a)	90,000	85,072
4.38%, 10/01/30 (a)	100,000	101,255
4.30%, 01/15/31 (a)	110,000	110,668
2.20%, 02/01/31 (a)	75,000	68,468
Store Capital LLC
4.50%, 03/15/28 (a)	50,000	50,224
4.63%, 03/15/29 (a)	75,000	75,351
5.40%, 04/30/30 (a)	50,000	51,390
2.75%, 11/18/30 (a)	40,000	36,794
4.95%, 02/11/31 (a)(d)	50,000	50,472
Sun Communities Operating LP
2.30%, 11/01/28 (a)	50,000	47,779
UDR, Inc.
3.50%, 07/01/27 (a)	150,000	149,248
4.40%, 01/26/29 (a)	50,000	50,536
3.20%, 01/15/30 (a)	100,000	97,021
Ventas Realty LP
4.00%, 03/01/28 (a)	100,000	100,008
4.40%, 01/15/29 (a)	100,000	100,977
3.00%, 01/15/30 (a)	100,000	95,843
4.75%, 11/15/30 (a)	70,000	71,469
Welltower OP LLC
4.25%, 04/15/28 (a)	102,000	102,819
2.05%, 01/15/29 (a)	75,000	71,319
4.13%, 03/15/29 (a)	75,000	75,436
3.10%, 01/15/30 (a)	100,000	96,707
4.50%, 07/01/30 (a)	130,000	132,333
2.75%, 01/15/31 (a)	80,000	75,241
WP Carey, Inc.
3.85%, 07/15/29 (a)	100,000	99,269
4.65%, 07/15/30 (a)	50,000	50,720
2.40%, 02/01/31 (a)	50,000	45,625
		13,203,174
		168,924,309

Industrial 12.6%
Basic Industry 0.5%
Air Products & Chemicals, Inc.
4.30%, 06/11/28 (a)	80,000	81,002
4.60%, 02/08/29 (a)	100,000	102,329
2.05%, 05/15/30 (a)	150,000	139,095
4.75%, 02/08/31 (a)	75,000	77,479
Albemarle Corp.
4.65%, 06/01/27 (a)	150,000	151,137
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28 (a)	200,000	194,830
ArcelorMittal SA
6.55%, 11/29/27 (a)	200,000	207,890
BHP Billiton Finance USA Ltd.
4.75%, 02/28/28 (a)	175,000	178,274
5.10%, 09/08/28 (a)	150,000	154,588
5.00%, 02/21/30 (a)	100,000	103,712
5.25%, 09/08/30 (a)	120,000	125,966
See financial notes

Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Cabot Corp.
4.00%, 07/01/29 (a)	75,000	75,005
Celulosa Arauco y Constitucion SA
3.88%, 11/02/27 (a)	200,000	198,410
Dow Chemical Co.
4.80%, 11/30/28 (a)	100,000	101,655
7.38%, 11/01/29	54,000	59,407
2.10%, 11/15/30 (a)	100,000	89,189
4.80%, 01/15/31 (a)	100,000	99,810
DuPont de Nemours, Inc.
4.73%, 11/15/28 (a)(d)	151,000	153,165
Eastman Chemical Co.
4.50%, 12/01/28 (a)	50,000	50,591
5.00%, 08/01/29 (a)	50,000	51,336
4.50%, 02/20/31 (a)	75,000	75,076
Ecolab, Inc.
3.25%, 12/01/27 (a)	150,000	149,167
4.80%, 03/24/30 (a)	100,000	103,075
1.30%, 01/30/31 (a)	70,000	61,672
EIDP, Inc.
2.30%, 07/15/30 (a)	60,000	56,168
Freeport-McMoRan, Inc.
5.00%, 09/01/27 (a)	100,000	100,122
4.13%, 03/01/28 (a)	100,000	99,971
5.25%, 09/01/29 (a)	100,000	101,536
4.25%, 03/01/30 (a)	100,000	100,230
4.63%, 08/01/30 (a)	80,000	80,938
Georgia-Pacific LLC
7.75%, 11/15/29	75,000	84,833
International Flavors & Fragrances, Inc.
4.45%, 09/26/28 (a)	75,000	75,585
Linde, Inc.
1.10%, 08/10/30 (a)	80,000	71,085
LYB International Finance III LLC
2.25%, 10/01/30 (a)	60,000	54,281
5.13%, 01/15/31 (a)	70,000	71,195
Mosaic Co.
4.05%, 11/15/27 (a)	150,000	150,186
5.38%, 11/15/28 (a)	50,000	51,640
4.35%, 01/15/29 (a)	70,000	70,584
4.60%, 11/15/30 (a)	50,000	50,632
Newmont Corp./Newcrest Finance Pty. Ltd.
3.25%, 05/13/30 (a)	60,000	58,438
Nucor Corp.
4.30%, 05/23/27 (a)	100,000	100,647
3.95%, 05/01/28 (a)	100,000	100,302
2.70%, 06/01/30 (a)	60,000	56,932
4.65%, 06/01/30 (a)	70,000	71,678
Nutrien Ltd.
4.50%, 03/12/27	100,000	100,584
4.90%, 03/27/28 (a)	125,000	127,276
4.20%, 04/01/29 (a)	175,000	175,798
2.95%, 05/13/30 (a)	100,000	95,460
Packaging Corp. of America
3.00%, 12/15/29 (a)	150,000	144,606
PPG Industries, Inc.
2.80%, 08/15/29 (a)	50,000	48,313
2.55%, 06/15/30 (a)	40,000	37,664
Reliance, Inc.
2.15%, 08/15/30 (a)	60,000	54,975
Rio Tinto Finance USA Ltd.
7.13%, 07/15/28	150,000	161,175
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Rio Tinto Finance USA PLC
4.38%, 03/12/27	100,000	100,773
4.50%, 03/14/28 (a)	100,000	101,427
4.88%, 03/14/30 (a)	200,000	206,644
Rohm & Haas Co.
7.85%, 07/15/29	100,000	111,114
RPM International, Inc.
3.75%, 03/15/27 (a)	100,000	99,858
Sherwin-Williams Co.
3.45%, 06/01/27 (a)	300,000	298,647
4.55%, 03/01/28 (a)	50,000	50,656
4.30%, 08/15/28 (a)	70,000	70,622
2.95%, 08/15/29 (a)	50,000	48,332
2.30%, 05/15/30 (a)	100,000	93,041
4.50%, 08/15/30 (a)	70,000	71,110
Smurfit Kappa Treasury ULC
5.20%, 01/15/30 (a)	200,000	207,388
Steel Dynamics, Inc.
1.65%, 10/15/27 (a)	100,000	96,499
4.00%, 12/15/28 (a)	90,000	90,085
3.45%, 04/15/30 (a)	75,000	72,987
3.25%, 01/15/31 (a)	70,000	67,042
Suzano Austria GmbH
6.00%, 01/15/29 (a)	200,000	207,484
5.00%, 01/15/30 (a)	200,000	201,482
3.75%, 01/15/31 (a)	160,000	152,674
Vale Overseas Ltd.
3.75%, 07/08/30 (a)	190,000	184,418
Westlake Corp.
3.38%, 06/15/30 (a)	40,000	38,700
WestRock MWV LLC
8.20%, 01/15/30	100,000	114,537
Weyerhaeuser Co.
4.00%, 11/15/29 (a)	100,000	99,551
4.00%, 04/15/30 (a)	100,000	99,252
WRKCo, Inc.
4.00%, 03/15/28 (a)	100,000	100,184
3.90%, 06/01/28 (a)	100,000	99,920
		8,421,121
Capital Goods 1.4%
3M Co.
2.88%, 10/15/27 (a)	200,000	197,318
3.38%, 03/01/29 (a)	100,000	98,513
2.38%, 08/26/29 (a)	125,000	118,709
4.80%, 03/15/30 (a)	100,000	102,861
3.05%, 04/15/30 (a)	75,000	72,256
ABB Finance USA, Inc.
3.80%, 04/03/28 (a)	50,000	50,079
Acuity Brands Lighting, Inc.
2.15%, 12/15/30 (a)	75,000	68,207
AGCO Corp.
5.45%, 03/21/27 (a)	75,000	75,899
Allegion U.S. Holding Co., Inc.
3.55%, 10/01/27 (a)	100,000	99,334
Amcor Finance USA, Inc.
4.50%, 05/15/28 (a)	100,000	100,998
Amcor Flexibles North America, Inc.
4.80%, 03/17/28	100,000	101,780
5.10%, 03/17/30 (a)	100,000	103,564
2.63%, 06/19/30 (a)	60,000	56,450
Amcor Group Finance PLC
5.45%, 05/23/29 (a)	75,000	78,089
See financial notes
Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Amphenol Corp.
5.05%, 04/05/27 (a)	100,000	101,303
3.80%, 11/15/27	100,000	100,138
4.38%, 06/12/28 (a)	100,000	101,321
3.90%, 11/15/28 (a)	100,000	100,295
5.05%, 04/05/29 (a)	75,000	77,543
4.35%, 06/01/29 (a)	75,000	76,208
2.80%, 02/15/30 (a)	125,000	119,719
4.13%, 11/15/30 (a)	140,000	140,699
Amrize Finance U.S. LLC
4.95%, 04/07/30 (a)	275,000	282,898
Avery Dennison Corp.
4.88%, 12/06/28 (a)	75,000	76,583
2.65%, 04/30/30 (a)	75,000	70,757
Berry Global, Inc.
5.50%, 04/15/28 (a)	100,000	103,200
Boeing Co.
5.04%, 05/01/27 (a)	200,000	202,120
6.26%, 05/01/27 (a)	150,000	153,702
3.25%, 02/01/28 (a)	150,000	148,242
3.25%, 03/01/28 (a)	100,000	98,822
3.45%, 11/01/28 (a)	50,000	49,419
3.20%, 03/01/29 (a)	150,000	146,625
6.30%, 05/01/29 (a)	350,000	373,068
2.95%, 02/01/30 (a)	100,000	95,906
5.15%, 05/01/30 (a)	600,000	621,528
3.63%, 02/01/31 (a)	175,000	170,021
Carlisle Cos., Inc.
3.75%, 12/01/27 (a)	100,000	99,723
2.75%, 03/01/30 (a)	100,000	95,008
Carrier Global Corp.
2.72%, 02/15/30 (a)	250,000	237,647
2.70%, 02/15/31 (a)(d)	100,000	93,653
Caterpillar Financial Services Corp.
3.60%, 08/12/27	200,000	199,988
1.10%, 09/14/27	200,000	192,636
4.40%, 10/15/27	50,000	50,577
4.60%, 11/15/27	100,000	101,587
3.70%, 01/10/28	70,000	70,170
4.10%, 08/15/28	100,000	100,898
3.95%, 11/14/28	140,000	140,792
3.75%, 02/23/29	125,000	125,117
4.85%, 02/27/29	150,000	154,893
4.38%, 08/16/29	50,000	50,977
4.70%, 11/15/29	150,000	154,590
4.80%, 01/08/30	100,000	103,940
4.15%, 01/08/31	70,000	70,578
Caterpillar, Inc.
2.60%, 09/19/29 (a)	50,000	48,086
2.60%, 04/09/30 (a)	100,000	95,382
CNH Industrial Capital LLC
4.75%, 03/21/28 (a)	100,000	101,381
4.55%, 04/10/28 (a)	150,000	151,488
5.10%, 04/20/29 (a)	100,000	102,881
4.50%, 10/16/30 (a)	70,000	70,604
CNH Industrial NV
3.85%, 11/15/27 (a)	100,000	99,797
CRH SMW Finance DAC
5.20%, 05/21/29 (a)	200,000	207,268
5.13%, 01/09/30 (a)	200,000	207,096
Deere & Co.
5.38%, 10/16/29	75,000	79,112
3.10%, 04/15/30 (a)	75,000	72,843
Deere Funding Canada Corp.
4.15%, 10/09/30 (a)	70,000	70,453
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Dover Corp.
2.95%, 11/04/29 (a)	75,000	72,362
Eaton Capital ULC
4.45%, 05/09/30 (a)	200,000	203,560
Emerson Electric Co.
1.80%, 10/15/27 (a)	100,000	97,102
2.00%, 12/21/28 (a)	100,000	95,526
1.95%, 10/15/30 (a)	60,000	55,001
Flowserve Corp.
3.50%, 10/01/30 (a)	70,000	67,606
Fortune Brands Innovations, Inc.
3.25%, 09/15/29 (a)	100,000	96,963
GE Vernova, Inc.
4.25%, 02/04/31 (a)	75,000	75,568
General Dynamics Corp.
3.50%, 04/01/27 (a)	100,000	99,820
2.63%, 11/15/27 (a)	150,000	147,684
3.75%, 05/15/28 (a)	100,000	100,319
3.63%, 04/01/30 (a)	100,000	99,041
General Electric Co.
4.30%, 07/29/30 (a)	130,000	132,128
HEICO Corp.
5.25%, 08/01/28 (a)	100,000	102,923
Honeywell International, Inc.
1.10%, 03/01/27 (a)	100,000	97,416
4.65%, 07/30/27 (a)	100,000	101,215
4.95%, 02/15/28 (a)	100,000	102,225
4.25%, 01/15/29 (a)	100,000	101,210
2.70%, 08/15/29 (a)	125,000	120,423
4.88%, 09/01/29 (a)	100,000	103,262
4.70%, 02/01/30 (a)	150,000	154,132
1.95%, 06/01/30 (a)	120,000	110,707
Howmet Aerospace, Inc.
6.75%, 01/15/28	50,000	52,619
3.00%, 01/15/29 (a)	100,000	97,640
Hubbell, Inc.
3.50%, 02/15/28 (a)	75,000	74,549
Huntington Ingalls Industries, Inc.
3.48%, 12/01/27 (a)	150,000	148,719
2.04%, 08/16/28 (a)	100,000	95,459
5.35%, 01/15/30 (a)	100,000	103,840
4.20%, 05/01/30 (a)	100,000	99,903
IDEX Corp.
4.95%, 09/01/29 (a)	50,000	51,352
3.00%, 05/01/30 (a)	100,000	95,810
Ingersoll Rand, Inc.
5.40%, 08/14/28 (a)	100,000	103,416
5.18%, 06/15/29 (a)	100,000	103,720
John Deere Capital Corp.
1.75%, 03/09/27	100,000	98,106
4.20%, 07/15/27	100,000	100,762
4.15%, 09/15/27	200,000	201,578
4.65%, 01/07/28	100,000	101,876
4.75%, 01/20/28	200,000	204,246
4.90%, 03/03/28	125,000	128,089
1.50%, 03/06/28	175,000	167,984
4.25%, 06/05/28	90,000	91,208
4.95%, 07/14/28	250,000	257,085
4.50%, 01/16/29	200,000	204,472
3.45%, 03/07/29	150,000	148,764
3.35%, 04/18/29	75,000	74,036
4.85%, 06/11/29	150,000	154,962
2.45%, 01/09/30	100,000	95,446
4.55%, 06/05/30	100,000	102,484
See financial notes

Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.70%, 06/10/30	130,000	134,144
4.38%, 10/15/30	80,000	81,451
1.45%, 01/15/31	70,000	62,515
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
5.50%, 04/19/29 (a)	100,000	104,610
1.75%, 09/15/30 (a)	70,000	63,338
Kennametal, Inc.
4.63%, 06/15/28 (a)	75,000	75,923
L3Harris Technologies, Inc.
4.40%, 06/15/28 (a)	200,000	201,906
5.05%, 06/01/29 (a)	100,000	103,147
2.90%, 12/15/29 (a)	100,000	96,088
1.80%, 01/15/31 (a)	80,000	71,704
Leggett & Platt, Inc.
4.40%, 03/15/29 (a)	100,000	99,633
Lennox International, Inc.
5.50%, 09/15/28 (a)	100,000	103,494
Lockheed Martin Corp.
5.10%, 11/15/27 (a)	150,000	153,595
4.15%, 08/15/28 (a)	70,000	70,718
4.50%, 02/15/29 (a)	100,000	102,023
1.85%, 06/15/30 (a)	50,000	45,881
4.40%, 08/15/30 (a)	100,000	101,868
Martin Marietta Materials, Inc.
3.50%, 12/15/27 (a)	100,000	99,358
2.50%, 03/15/30 (a)	100,000	94,278
Masco Corp.
1.50%, 02/15/28 (a)	100,000	95,468
2.00%, 10/01/30 (a)	40,000	36,276
2.00%, 02/15/31 (a)	75,000	67,458
Mohawk Industries, Inc.
5.85%, 09/18/28 (a)	100,000	104,202
3.63%, 05/15/30 (a)	100,000	97,882
Nordson Corp.
5.60%, 09/15/28 (a)	75,000	77,639
4.50%, 12/15/29 (a)	75,000	76,052
Northrop Grumman Corp.
3.25%, 01/15/28 (a)	250,000	247,587
4.60%, 02/01/29 (a)	75,000	76,508
4.40%, 05/01/30 (a)	100,000	101,506
4.65%, 07/15/30 (a)	70,000	71,719
nVent Finance SARL
4.55%, 04/15/28 (a)	100,000	100,825
Oshkosh Corp.
4.60%, 05/15/28 (a)	100,000	101,035
Otis Worldwide Corp.
5.25%, 08/16/28 (a)	150,000	154,789
2.57%, 02/15/30 (a)	200,000	189,060
Owens Corning
3.95%, 08/15/29 (a)	50,000	49,837
3.50%, 02/15/30 (a)	75,000	73,393
3.88%, 06/01/30 (a)	40,000	39,589
Parker-Hannifin Corp.
3.25%, 03/01/27 (a)	150,000	149,275
4.25%, 09/15/27 (a)	200,000	201,286
3.25%, 06/14/29 (a)	150,000	147,076
4.50%, 09/15/29 (a)	100,000	101,871
Pentair Finance SARL
4.50%, 07/01/29 (a)	75,000	75,742
Regal Rexnord Corp.
6.05%, 04/15/28 (a)	175,000	181,491
6.30%, 02/15/30 (a)	150,000	160,273
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Republic Services, Inc.
3.38%, 11/15/27 (a)	150,000	149,145
3.95%, 05/15/28 (a)	100,000	100,341
4.88%, 04/01/29 (a)	100,000	102,791
2.30%, 03/01/30 (a)	100,000	93,844
4.75%, 07/15/30 (a)	70,000	71,994
Rockwell Automation, Inc.
3.50%, 03/01/29 (a)	75,000	74,249
RTX Corp.
3.50%, 03/15/27 (a)	150,000	149,571
3.13%, 05/04/27 (a)	150,000	148,866
4.13%, 11/16/28 (a)	410,000	412,530
5.75%, 01/15/29 (a)	75,000	78,821
7.50%, 09/15/29	100,000	111,760
2.25%, 07/01/30 (a)	120,000	111,871
Snap-on, Inc.
3.25%, 03/01/27 (a)	100,000	99,480
Sonoco Products Co.
4.60%, 09/01/29 (a)	100,000	101,425
3.13%, 05/01/30 (a)	100,000	95,632
Spirit AeroSystems, Inc.
4.60%, 06/15/28 (a)	75,000	75,709
Stanley Black & Decker, Inc.
6.00%, 03/06/28 (a)	100,000	103,819
2.30%, 03/15/30 (a)	100,000	92,771
Textron, Inc.
3.65%, 03/15/27 (a)	100,000	99,726
3.90%, 09/17/29 (a)	50,000	49,754
3.00%, 06/01/30 (a)	80,000	76,630
Timken Co.
4.50%, 12/15/28 (a)	75,000	75,716
Trane Technologies Financing Ltd.
3.80%, 03/21/29 (a)	100,000	100,061
Trane Technologies Holdco, Inc.
3.75%, 08/21/28 (a)	75,000	75,179
Tyco Electronics Group SA
3.13%, 08/15/27 (a)	100,000	99,280
4.50%, 02/09/31 (a)	75,000	76,351
Veralto Corp.
5.35%, 09/18/28 (a)	150,000	154,929
Vontier Corp.
2.40%, 04/01/28 (a)	100,000	96,607
Vulcan Materials Co.
4.95%, 12/01/29 (a)	100,000	103,136
3.50%, 06/01/30 (a)	90,000	88,051
Waste Connections, Inc.
4.25%, 12/01/28 (a)	75,000	75,720
3.50%, 05/01/29 (a)	75,000	74,443
2.60%, 02/01/30 (a)	75,000	71,467
Waste Management, Inc.
3.88%, 01/15/29 (a)	350,000	350,829
4.88%, 02/15/29 (a)	100,000	102,966
2.00%, 06/01/29 (a)	200,000	188,894
4.63%, 02/15/30 (a)	100,000	102,427
4.65%, 03/15/30 (a)	100,000	102,649
Westinghouse Air Brake Technologies Corp.
4.70%, 09/15/28 (a)(f)	200,000	203,184
4.90%, 05/29/30 (a)	40,000	41,219
Xylem, Inc.
1.95%, 01/30/28 (a)	100,000	96,569
2.25%, 01/30/31 (a)	60,000	54,884
		22,956,460
See financial notes
Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Communications 1.3%
America Movil SAB de CV
2.88%, 05/07/30 (a)	200,000	190,064
American Tower Corp.
3.65%, 03/15/27 (a)	100,000	99,684
3.60%, 01/15/28 (a)	100,000	99,309
5.50%, 03/15/28 (a)	300,000	308,511
5.25%, 07/15/28 (a)	100,000	102,848
5.80%, 11/15/28 (a)	100,000	104,480
5.20%, 02/15/29 (a)	100,000	103,249
3.95%, 03/15/29 (a)	100,000	99,696
3.80%, 08/15/29 (a)	200,000	198,204
2.90%, 01/15/30 (a)	100,000	95,595
5.00%, 01/31/30 (a)	100,000	103,038
4.90%, 03/15/30 (a)	100,000	102,812
2.10%, 06/15/30 (a)	90,000	82,648
1.88%, 10/15/30 (a)	200,000	180,554
AppLovin Corp.
5.13%, 12/01/29 (a)	125,000	127,698
AT&T, Inc.
4.25%, 03/01/27 (a)	200,000	200,518
2.30%, 06/01/27 (a)	400,000	392,408
1.65%, 02/01/28 (a)	300,000	287,757
4.10%, 02/15/28 (a)	250,000	250,835
4.35%, 03/01/29 (a)	475,000	480,401
4.30%, 02/15/30 (a)	400,000	403,720
4.70%, 08/15/30 (a)	130,000	133,344
British Telecommunications PLC
9.63%, 12/15/30 (f)	400,000	489,424
Charter Communications Operating LLC/Charter Communications Operating Capital
3.75%, 02/15/28 (a)	150,000	148,683
4.20%, 03/15/28 (a)	175,000	174,862
2.25%, 01/15/29 (a)	200,000	188,820
5.05%, 03/30/29 (a)	225,000	228,496
6.10%, 06/01/29 (a)	200,000	209,624
Comcast Corp.
3.30%, 04/01/27 (a)	75,000	74,618
3.15%, 02/15/28 (a)	150,000	148,313
3.55%, 05/01/28 (a)	100,000	99,516
4.15%, 10/15/28 (a)	400,000	403,040
4.55%, 01/15/29 (a)	100,000	102,017
5.10%, 06/01/29 (a)	75,000	77,831
2.65%, 02/01/30 (a)	300,000	285,489
3.40%, 04/01/30 (a)	200,000	195,608
4.25%, 10/15/30 (a)	210,000	211,877
1.95%, 01/15/31 (a)	190,000	171,800
1.50%, 02/15/31 (a)	200,000	176,576
Crown Castle, Inc.
2.90%, 03/15/27 (a)	150,000	148,389
3.65%, 09/01/27 (a)	150,000	149,336
5.00%, 01/11/28 (a)	150,000	152,567
3.80%, 02/15/28 (a)	100,000	99,606
4.80%, 09/01/28 (a)	100,000	101,687
4.30%, 02/15/29 (a)	75,000	75,333
5.60%, 06/01/29 (a)	100,000	104,188
4.90%, 09/01/29 (a)	200,000	203,990
3.30%, 07/01/30 (a)	90,000	86,226
2.25%, 01/15/31 (a)	140,000	126,592
Deutsche Telekom International Finance BV
8.75%, 06/15/30 (f)	465,000	545,491
Fox Corp.
4.71%, 01/25/29 (a)	300,000	304,584
3.50%, 04/08/30 (a)	75,000	73,118
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Frontier Communications Holdings LLC
5.88%, 11/01/29 (a)	110,000	111,247
Frontier Florida LLC
6.86%, 02/01/28	40,000	41,665
Koninklijke KPN NV
8.38%, 10/01/30	100,000	117,391
Meta Platforms, Inc.
3.50%, 08/15/27 (a)	355,000	354,748
4.60%, 05/15/28 (a)	275,000	280,503
4.30%, 08/15/29 (a)	100,000	101,705
4.80%, 05/15/30 (a)	100,000	103,388
4.20%, 11/15/30 (a)	550,000	555,307
Netflix, Inc.
4.88%, 04/15/28	250,000	255,677
5.88%, 11/15/28	300,000	315,576
Omnicom Group, Inc.
4.65%, 10/01/28 (a)	160,000	161,829
4.75%, 03/30/30 (a)	180,000	183,494
2.45%, 04/30/30 (a)	100,000	93,156
4.20%, 06/01/30 (a)	80,000	79,987
Paramount Global
3.70%, 06/01/28 (a)	100,000	97,184
4.20%, 06/01/29 (a)	50,000	48,150
7.88%, 07/30/30	130,000	137,042
4.95%, 01/15/31 (a)	170,000	159,062
Rogers Communications, Inc.
3.20%, 03/15/27 (a)	200,000	198,530
5.00%, 02/15/29 (a)	200,000	204,626
Sprint Capital Corp.
6.88%, 11/15/28	400,000	429,624
Take-Two Interactive Software, Inc.
3.70%, 04/14/27 (a)	200,000	199,500
4.95%, 03/28/28 (a)	100,000	101,751
TCI Communications, Inc.
7.13%, 02/15/28	75,000	79,633
Telefonica Emisiones SA
4.10%, 03/08/27	250,000	250,260
Telefonica Europe BV
8.25%, 09/15/30	190,000	219,490
TELUS Corp.
3.70%, 09/15/27 (a)	100,000	99,486
T-Mobile USA, Inc.
3.75%, 04/15/27 (a)	700,000	699,209
2.05%, 02/15/28 (a)	250,000	241,482
4.95%, 03/15/28 (a)	150,000	153,060
4.80%, 07/15/28 (a)	150,000	152,981
4.85%, 01/15/29 (a)	150,000	153,691
2.63%, 02/15/29 (a)	150,000	144,363
2.40%, 03/15/29 (a)	75,000	71,660
3.38%, 04/15/29 (a)	300,000	294,651
4.20%, 10/01/29 (a)	100,000	100,790
3.88%, 04/15/30 (a)	1,000,000	992,380
2.55%, 02/15/31 (a)	325,000	300,849
2.88%, 02/15/31 (a)	100,000	93,948
TWDC Enterprises 18 Corp.
2.95%, 06/15/27	150,000	148,784
Verizon Communications, Inc.
4.13%, 03/16/27	223,000	223,801
2.10%, 03/22/28 (a)	350,000	338,166
4.33%, 09/21/28	400,000	404,288
4.02%, 12/03/29 (a)	400,000	400,564
3.15%, 03/22/30 (a)	200,000	193,614
1.50%, 09/18/30 (a)	120,000	107,260
1.68%, 10/30/30 (a)	200,000	179,482
See financial notes

Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
7.75%, 12/01/30	75,000	86,517
1.75%, 01/20/31 (a)	400,000	357,772
Vodafone Group PLC
7.88%, 02/15/30	100,000	114,141
Walt Disney Co.
2.20%, 01/13/28	100,000	97,649
2.00%, 09/01/29 (a)	300,000	282,936
3.80%, 03/22/30	200,000	199,882
2.65%, 01/13/31	330,000	312,579
Weibo Corp.
3.38%, 07/08/30 (a)	200,000	192,160
		21,723,744
Consumer Cyclical 2.1%
Alibaba Group Holding Ltd.
3.40%, 12/06/27 (a)	400,000	397,516
4.88%, 05/26/30 (a)	200,000	207,754
2.13%, 02/09/31 (a)	200,000	183,688
Amazon.com, Inc.
3.30%, 04/13/27 (a)	350,000	348,866
1.20%, 06/03/27 (a)	100,000	97,085
3.15%, 08/22/27 (a)	525,000	522,139
4.55%, 12/01/27 (a)	300,000	304,818
1.65%, 05/12/28 (a)	350,000	335,632
3.90%, 11/20/28 (a)	340,000	341,928
3.45%, 04/13/29 (a)	200,000	198,638
4.65%, 12/01/29 (a)	200,000	205,918
1.50%, 06/03/30 (a)	230,000	208,658
4.10%, 11/20/30 (a)	340,000	342,564
American Honda Finance Corp.
4.90%, 03/12/27	98,000	99,091
4.55%, 07/09/27	120,000	121,176
4.45%, 10/22/27	100,000	100,986
4.70%, 01/12/28	100,000	101,552
4.55%, 03/03/28	100,000	101,292
2.00%, 03/24/28	100,000	96,336
5.13%, 07/07/28	150,000	154,062
4.25%, 09/01/28	90,000	90,721
5.65%, 11/15/28	150,000	156,585
4.15%, 01/08/29	100,000	100,554
2.25%, 01/12/29	100,000	95,482
4.90%, 03/13/29	125,000	128,265
4.40%, 09/05/29	100,000	101,370
4.80%, 03/05/30	100,000	102,498
4.60%, 04/17/30	200,000	203,622
4.50%, 09/04/30	90,000	91,116
5.85%, 10/04/30	70,000	74,835
4.45%, 01/08/31	70,000	70,713
1.80%, 01/13/31	70,000	62,640
Aptiv Swiss Holdings Ltd.
4.65%, 09/13/29 (a)	200,000	205,000
AutoNation, Inc.
3.80%, 11/15/27 (a)	50,000	49,832
1.95%, 08/01/28 (a)	50,000	47,622
4.45%, 01/15/29 (a)	80,000	80,604
4.75%, 06/01/30 (a)	60,000	60,886
AutoZone, Inc.
3.75%, 06/01/27 (a)	100,000	99,802
4.50%, 02/01/28 (a)	100,000	101,062
6.25%, 11/01/28 (a)	100,000	105,683
5.10%, 07/15/29 (a)	100,000	103,200
4.00%, 04/15/30 (a)	100,000	99,601
5.13%, 06/15/30 (a)	70,000	72,569
1.65%, 01/15/31 (a)	70,000	62,090
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Best Buy Co., Inc.
4.45%, 10/01/28 (a)	75,000	75,831
1.95%, 10/01/30 (a)	80,000	72,350
Block Financial LLC
2.50%, 07/15/28 (a)	75,000	71,501
3.88%, 08/15/30 (a)	80,000	76,240
Booking Holdings, Inc.
3.55%, 03/15/28 (a)	50,000	49,694
BorgWarner, Inc.
2.65%, 07/01/27 (a)	200,000	196,508
4.95%, 08/15/29 (a)	50,000	51,372
CBRE Services, Inc.
5.50%, 04/01/29 (a)	75,000	77,912
4.80%, 06/15/30 (a)	80,000	81,583
Choice Hotels International, Inc.
3.70%, 12/01/29 (a)	50,000	48,902
3.70%, 01/15/31 (a)	60,000	57,847
Costco Wholesale Corp.
3.00%, 05/18/27 (a)	100,000	99,382
1.38%, 06/20/27 (a)	250,000	242,982
1.60%, 04/20/30 (a)	200,000	183,248
Cummins, Inc.
4.90%, 02/20/29 (a)	100,000	103,191
1.50%, 09/01/30 (a)	100,000	90,285
4.70%, 02/15/31 (a)	100,000	102,928
Darden Restaurants, Inc.
3.85%, 05/01/27 (a)	150,000	149,776
4.55%, 10/15/29 (a)	50,000	50,713
Dick's Sporting Goods, Inc.
4.00%, 10/01/29 (a)(d)	50,000	49,500
Dollar General Corp.
4.13%, 05/01/28 (a)	100,000	100,372
3.50%, 04/03/30 (a)	150,000	146,010
Dollar Tree, Inc.
4.20%, 05/15/28 (a)	200,000	200,740
DR Horton, Inc.
1.40%, 10/15/27 (a)	70,000	67,403
4.85%, 10/15/30 (a)	70,000	72,205
eBay, Inc.
3.60%, 06/05/27 (a)	150,000	149,482
5.95%, 11/22/27 (a)	50,000	51,637
4.25%, 03/06/29 (a)	80,000	80,586
2.70%, 03/11/30 (a)	100,000	94,822
Expedia Group, Inc.
4.63%, 08/01/27 (a)	150,000	151,048
3.80%, 02/15/28 (a)	150,000	149,302
3.25%, 02/15/30 (a)	150,000	143,962
Ford Motor Credit Co. LLC
5.80%, 03/05/27 (a)	200,000	202,726
5.85%, 05/17/27 (a)	200,000	203,282
4.95%, 05/28/27 (a)	250,000	251,840
4.13%, 08/17/27 (a)	200,000	199,308
7.35%, 11/04/27 (a)	250,000	260,965
5.92%, 03/20/28 (a)	200,000	205,278
6.80%, 05/12/28 (a)	250,000	261,525
6.80%, 11/07/28 (a)	200,000	210,764
2.90%, 02/10/29 (a)	200,000	190,364
5.80%, 03/08/29 (a)	200,000	206,020
4.97%, 04/06/29 (a)	210,000	211,409
5.11%, 05/03/29 (a)	200,000	201,970
5.88%, 11/07/29 (a)	200,000	206,872
7.35%, 03/06/30 (a)	200,000	216,738
7.20%, 06/10/30 (a)	200,000	215,928
See financial notes
Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.73%, 09/05/30 (a)	200,000	205,824
4.00%, 11/13/30 (a)	200,000	191,758
General Motors Co.
6.80%, 10/01/27 (a)	200,000	207,462
5.35%, 04/15/28 (a)	100,000	102,516
5.00%, 10/01/28 (a)	100,000	102,037
5.40%, 10/15/29 (a)	100,000	103,997
5.63%, 04/15/30 (a)	100,000	104,893
General Motors Financial Co., Inc.
5.00%, 04/09/27 (a)	200,000	202,078
5.40%, 05/08/27	175,000	177,768
5.35%, 07/15/27	150,000	152,593
2.70%, 08/20/27 (a)	200,000	196,380
6.00%, 01/09/28 (a)	150,000	154,942
5.05%, 04/04/28	150,000	152,980
2.40%, 04/10/28 (a)	200,000	193,538
5.80%, 06/23/28 (a)	200,000	207,274
2.40%, 10/15/28 (a)	200,000	191,672
4.20%, 10/27/28	140,000	140,553
5.80%, 01/07/29 (a)	250,000	261,170
4.30%, 04/06/29 (a)	150,000	150,711
5.55%, 07/15/29 (a)	250,000	260,340
4.90%, 10/06/29 (a)	150,000	153,402
5.35%, 01/07/30 (a)	200,000	207,616
5.85%, 04/06/30 (a)	150,000	158,502
3.60%, 06/21/30 (a)	130,000	126,350
5.45%, 07/15/30 (a)	130,000	135,927
2.35%, 01/08/31 (a)	130,000	118,390
4.60%, 01/08/31 (a)	130,000	131,239
5.75%, 02/08/31 (a)	150,000	158,436
Genuine Parts Co.
6.50%, 11/01/28 (a)	75,000	78,753
4.95%, 08/15/29 (a)	100,000	101,337
1.88%, 11/01/30 (a)	60,000	53,016
GLP Capital LP/GLP Financing II, Inc.
5.75%, 06/01/28 (a)	50,000	51,282
5.30%, 01/15/29 (a)	100,000	102,141
4.00%, 01/15/30 (a)	100,000	97,731
4.00%, 01/15/31 (a)	90,000	86,754
Home Depot, Inc.
2.50%, 04/15/27 (a)	200,000	197,544
4.88%, 06/25/27 (a)	150,000	152,274
2.80%, 09/14/27 (a)	200,000	197,646
0.90%, 03/15/28 (a)	100,000	94,777
1.50%, 09/15/28 (a)	150,000	142,335
3.75%, 09/15/28 (a)	70,000	70,355
3.90%, 12/06/28 (a)	150,000	150,825
2.95%, 06/15/29 (a)	350,000	340,987
4.75%, 06/25/29 (a)	200,000	205,954
2.70%, 04/15/30 (a)	150,000	143,364
3.95%, 09/15/30 (a)	70,000	70,303
Honda Motor Co. Ltd.
2.53%, 03/10/27 (a)	50,000	49,367
4.69%, 07/08/30 (a)	170,000	173,420
Hyatt Hotels Corp.
5.05%, 03/30/28 (a)	100,000	102,036
4.38%, 09/15/28 (a)	100,000	100,593
5.25%, 06/30/29 (a)	75,000	77,525
5.75%, 04/23/30 (a)(g)	75,000	78,827
JD.com, Inc.
3.38%, 01/14/30 (a)	200,000	196,416
Jones Lang LaSalle, Inc.
6.88%, 12/01/28 (a)	75,000	80,233
Las Vegas Sands Corp.
5.90%, 06/01/27 (a)	100,000	101,749
5.63%, 06/15/28 (a)	150,000	153,718
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.90%, 08/08/29 (a)	50,000	48,968
6.00%, 08/15/29 (a)	50,000	52,337
6.00%, 06/14/30 (a)	150,000	157,617
Lear Corp.
3.80%, 09/15/27 (a)	150,000	149,703
3.50%, 05/30/30 (a)	50,000	48,531
Lennar Corp.
5.00%, 06/15/27 (a)	100,000	100,689
4.75%, 11/29/27 (a)	150,000	151,354
5.20%, 07/30/30 (a)	75,000	77,731
LKQ Corp.
5.75%, 06/15/28 (a)	100,000	102,730
Lowe's Cos., Inc.
3.35%, 04/01/27 (a)	100,000	99,454
3.10%, 05/03/27 (a)	300,000	297,354
3.95%, 10/15/27	90,000	90,311
1.30%, 04/15/28 (a)	200,000	189,708
1.70%, 09/15/28 (a)	150,000	142,145
4.00%, 10/15/28 (a)	100,000	100,308
6.50%, 03/15/29	100,000	107,436
3.65%, 04/05/29 (a)	200,000	198,346
1.70%, 10/15/30 (a)	300,000	269,781
Magna International, Inc.
5.05%, 03/14/29 (a)	75,000	77,282
2.45%, 06/15/30 (a)	90,000	84,374
Marriott International, Inc.
4.20%, 07/15/27	50,000	50,235
5.00%, 10/15/27 (a)	150,000	152,446
4.00%, 04/15/28 (a)	100,000	100,257
5.55%, 10/15/28 (a)	100,000	103,845
4.88%, 05/15/29 (a)	150,000	153,885
4.80%, 03/15/30 (a)	100,000	102,687
4.63%, 06/15/30 (a)	130,000	132,479
McDonald's Corp.
3.50%, 03/01/27 (a)	200,000	199,386
3.80%, 04/01/28 (a)	200,000	200,204
4.80%, 08/14/28 (a)	200,000	204,676
2.63%, 09/01/29 (a)	100,000	96,038
2.13%, 03/01/30 (a)	100,000	93,388
4.60%, 05/15/30 (a)	100,000	102,478
3.60%, 07/01/30 (a)	130,000	128,584
MercadoLibre, Inc.
3.13%, 01/14/31 (a)	200,000	187,076
Mercedes-Benz Finance North America LLC
8.50%, 01/18/31	250,000	296,992
NIKE, Inc.
2.75%, 03/27/27 (a)	150,000	148,588
2.85%, 03/27/30 (a)	200,000	192,452
NVR, Inc.
3.00%, 05/15/30 (a)	100,000	95,677
O'Reilly Automotive, Inc.
3.60%, 09/01/27 (a)	100,000	99,566
4.35%, 06/01/28 (a)	100,000	100,924
3.90%, 06/01/29 (a)	75,000	74,804
4.20%, 04/01/30 (a)	75,000	75,321
PACCAR Financial Corp.
4.25%, 06/23/27	50,000	50,399
4.45%, 08/06/27	50,000	50,619
4.60%, 01/10/28	100,000	101,805
4.00%, 08/08/28	50,000	50,435
4.95%, 08/10/28	100,000	102,872
4.00%, 11/07/28	50,000	50,406
4.60%, 01/31/29	150,000	153,627
PVH Corp.
5.50%, 06/13/30 (a)	70,000	71,884
See financial notes

Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Ralph Lauren Corp.
2.95%, 06/15/30 (a)	90,000	86,250
Royal Caribbean Cruises Ltd.
3.70%, 03/15/28 (a)	100,000	99,418
Sands China Ltd.
2.30%, 03/08/27 (a)(g)	200,000	196,398
5.40%, 08/08/28 (a)(g)	300,000	306,432
4.38%, 06/18/30 (a)(g)	200,000	197,982
Sekisui House U.S., Inc.
3.85%, 01/15/30 (a)	75,000	73,048
2.50%, 01/15/31 (a)	40,000	36,105
Starbucks Corp.
2.00%, 03/12/27 (a)	100,000	98,233
3.50%, 03/01/28 (a)	100,000	99,369
4.50%, 05/15/28 (a)	100,000	101,215
4.00%, 11/15/28 (a)	150,000	150,450
3.55%, 08/15/29 (a)	50,000	49,459
2.25%, 03/12/30 (a)	100,000	93,344
4.80%, 05/15/30 (a)	100,000	103,034
2.55%, 11/15/30 (a)	160,000	149,640
Tapestry, Inc.
4.13%, 07/15/27 (a)	75,000	75,034
5.10%, 03/11/30 (a)	100,000	103,251
Target Corp.
4.35%, 06/15/28 (a)	70,000	70,984
3.38%, 04/15/29 (a)	200,000	197,846
2.65%, 09/15/30 (a)	60,000	56,787
TJX Cos., Inc.
1.15%, 05/15/28 (a)	100,000	94,565
3.88%, 04/15/30 (a)	50,000	50,033
Toll Brothers Finance Corp.
4.88%, 03/15/27 (a)	100,000	100,613
3.80%, 11/01/29 (a)	50,000	49,521
Toyota Motor Corp.
3.67%, 07/20/28	150,000	150,258
2.76%, 07/02/29	100,000	96,673
4.45%, 06/30/30 (a)	200,000	203,964
Toyota Motor Credit Corp.
5.00%, 03/19/27	150,000	152,046
3.05%, 03/22/27	300,000	298,101
4.55%, 09/20/27	200,000	202,678
4.35%, 10/08/27	100,000	101,041
5.45%, 11/10/27	150,000	154,426
3.05%, 01/11/28	100,000	98,922
3.75%, 01/12/28	100,000	100,202
4.63%, 01/12/28	200,000	203,518
4.05%, 09/05/28	110,000	110,943
5.25%, 09/11/28	200,000	207,268
4.65%, 01/05/29	150,000	153,615
3.65%, 01/08/29	100,000	99,851
5.05%, 05/16/29	150,000	155,475
4.45%, 06/29/29	150,000	152,890
4.55%, 08/09/29	100,000	102,256
4.95%, 01/09/30	100,000	103,718
3.38%, 04/01/30	100,000	97,822
4.80%, 05/15/30	100,000	103,251
5.55%, 11/20/30	160,000	170,467
1.65%, 01/10/31	70,000	62,711
4.20%, 01/10/31	100,000	100,760
Tractor Supply Co.
1.75%, 11/01/30 (a)	80,000	71,702
Uber Technologies, Inc.
4.30%, 01/15/30 (a)	200,000	201,248
4.15%, 01/15/31 (a)	100,000	99,663
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
UL Solutions, Inc.
6.50%, 10/20/28 (a)(d)	75,000	79,469
VICI Properties LP
4.75%, 02/15/28 (a)	200,000	201,964
4.95%, 02/15/30 (a)	150,000	152,568
Walmart, Inc.
3.95%, 09/09/27 (a)	200,000	201,132
3.90%, 04/15/28 (a)	250,000	251,560
3.70%, 06/26/28 (a)	250,000	250,685
1.50%, 09/22/28 (a)	200,000	190,164
2.38%, 09/24/29 (a)	100,000	95,965
4.35%, 04/28/30 (a)	200,000	204,352
		35,814,497
Consumer Non-Cyclical 3.1%
Abbott Laboratories
3.70%, 03/09/29 (a)(h)	300,000	300,129
1.40%, 06/30/30 (a)	220,000	198,609
AbbVie, Inc.
4.80%, 03/15/27 (a)	300,000	302,802
4.65%, 03/15/28 (a)	200,000	203,532
4.25%, 11/14/28 (a)	275,000	278,380
4.80%, 03/15/29 (a)	400,000	410,968
3.20%, 11/21/29 (a)	725,000	708,260
4.88%, 03/15/30 (a)	100,000	103,418
Adventist Health System
4.74%, 12/01/30 (a)	50,000	50,660
Advocate Health & Hospitals Corp.
3.83%, 08/15/28 (a)	75,000	75,154
2.21%, 06/15/30 (a)	40,000	37,295
Agilent Technologies, Inc.
4.20%, 09/09/27 (a)	100,000	100,465
2.75%, 09/15/29 (a)	100,000	95,933
2.10%, 06/04/30 (a)	60,000	55,340
Ahold Finance USA LLC
6.88%, 05/01/29	100,000	108,546
Altria Group, Inc.
6.20%, 11/01/28 (a)	100,000	105,548
4.80%, 02/14/29 (a)	300,000	306,618
3.40%, 05/06/30 (a)	100,000	97,379
4.50%, 08/06/30 (a)	70,000	71,185
Amgen, Inc.
3.20%, 11/02/27 (a)	200,000	198,172
5.15%, 03/02/28 (a)	500,000	512,170
1.65%, 08/15/28 (a)	150,000	142,560
3.00%, 02/22/29 (a)	100,000	97,614
4.05%, 08/18/29 (a)	150,000	150,688
2.45%, 02/21/30 (a)	200,000	188,666
5.25%, 03/02/30 (a)	400,000	417,452
4.20%, 02/19/31 (a)	125,000	125,406
2.30%, 02/25/31 (a)	150,000	137,873
Anheuser-Busch InBev Worldwide, Inc.
4.75%, 01/23/29 (a)	400,000	409,552
3.50%, 06/01/30 (a)	220,000	216,863
4.90%, 01/23/31 (a)	110,000	114,630
Archer-Daniels-Midland Co.
3.25%, 03/27/30 (a)	100,000	97,390
Ascension Health
4.08%, 11/15/28 (a)	70,000	70,515
2.53%, 11/15/29 (a)	100,000	95,492
4.29%, 11/15/30 (a)	110,000	111,194
Astrazeneca Finance LLC
4.88%, 03/03/28 (a)	200,000	204,466
1.75%, 05/28/28 (a)	200,000	191,556
See financial notes
Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.85%, 02/26/29 (a)	200,000	206,036
4.90%, 03/03/30 (a)	100,000	103,642
4.90%, 02/26/31 (a)	150,000	156,018
AstraZeneca PLC
3.13%, 06/12/27 (a)	100,000	99,428
1.38%, 08/06/30 (a)	300,000	269,199
Banner Health
1.90%, 01/01/31 (a)	40,000	36,308
BAT Capital Corp.
4.70%, 04/02/27 (a)	100,000	100,698
3.56%, 08/15/27 (a)	300,000	298,491
2.26%, 03/25/28 (a)	150,000	145,122
3.46%, 09/06/29 (a)	100,000	98,158
4.91%, 04/02/30 (a)	150,000	154,129
6.34%, 08/02/30 (a)	165,000	179,419
5.83%, 02/20/31 (a)	125,000	133,691
BAT International Finance PLC
4.45%, 03/16/28 (a)	200,000	201,918
5.93%, 02/02/29 (a)	100,000	105,290
Baxter International, Inc.
2.27%, 12/01/28 (a)	150,000	141,881
4.45%, 02/15/29 (a)	40,000	40,197
3.95%, 04/01/30 (a)	75,000	73,386
4.90%, 12/15/30 (a)	100,000	100,653
Baylor Scott & White Holdings
1.78%, 11/15/30 (a)	40,000	36,331
Becton Dickinson & Co.
3.70%, 06/06/27 (a)	250,000	249,222
4.69%, 02/13/28 (a)	150,000	151,978
4.87%, 02/08/29 (a)	100,000	102,461
2.82%, 05/20/30 (a)	100,000	95,150
1.96%, 02/11/31 (a)	100,000	89,954
Biogen, Inc.
2.25%, 05/01/30 (a)	200,000	185,624
5.05%, 01/15/31 (a)	60,000	62,269
Bon Secours Mercy Health, Inc.
3.46%, 06/01/30 (a)	50,000	49,213
Boston Scientific Corp.
4.00%, 03/01/28 (a)	75,000	75,334
2.65%, 06/01/30 (a)	140,000	132,504
Bristol-Myers Squibb Co.
1.13%, 11/13/27 (a)	175,000	167,954
3.45%, 11/15/27 (a)	100,000	99,807
3.90%, 02/20/28 (a)	75,000	75,344
4.90%, 02/22/29 (a)	100,000	103,301
3.40%, 07/26/29 (a)	200,000	197,148
1.45%, 11/13/30 (a)	150,000	134,058
5.75%, 02/01/31 (a)	150,000	161,166
5.10%, 02/22/31 (a)	175,000	183,017
Brunswick Corp.
5.85%, 03/18/29 (a)	125,000	130,020
Bunge Ltd. Finance Corp.
4.90%, 04/21/27 (a)	60,000	60,650
3.75%, 09/25/27 (a)	75,000	74,858
4.10%, 01/07/28 (a)	100,000	100,517
4.20%, 09/17/29 (a)	100,000	100,667
4.55%, 08/04/30 (a)	90,000	91,485
Campbell's Co.
5.20%, 03/19/27	100,000	101,322
4.15%, 03/15/28 (a)	150,000	150,457
5.20%, 03/21/29 (a)	100,000	102,873
2.38%, 04/24/30 (a)	50,000	46,319
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Cardinal Health, Inc.
3.41%, 06/15/27 (a)	175,000	173,943
5.13%, 02/15/29 (a)	100,000	103,163
5.00%, 11/15/29 (a)	100,000	103,108
4.50%, 09/15/30 (a)	80,000	81,147
Cencora, Inc.
3.45%, 12/15/27 (a)	150,000	148,932
4.85%, 12/15/29 (a)	100,000	102,906
2.80%, 05/15/30 (a)	75,000	71,281
4.25%, 11/15/30 (a)	75,000	75,300
Church & Dwight Co., Inc.
3.15%, 08/01/27 (a)	75,000	74,356
Cigna Group
3.40%, 03/01/27 (a)	250,000	248,927
4.38%, 10/15/28 (a)	500,000	505,040
5.00%, 05/15/29 (a)	150,000	154,554
2.40%, 03/15/30 (a)	200,000	188,004
4.50%, 09/15/30 (a)	130,000	131,827
Clorox Co.
3.10%, 10/01/27 (a)	75,000	74,179
3.90%, 05/15/28 (a)	100,000	100,096
1.80%, 05/15/30 (a)	100,000	91,083
Coca-Cola Co.
3.38%, 03/25/27	250,000	249,660
1.45%, 06/01/27	300,000	292,281
1.50%, 03/05/28	100,000	96,125
1.00%, 03/15/28	100,000	95,112
2.13%, 09/06/29	100,000	95,001
3.45%, 03/25/30	200,000	197,776
1.65%, 06/01/30	170,000	155,810
Coca-Cola Consolidated, Inc.
5.25%, 06/01/29 (a)	100,000	103,799
Coca-Cola Femsa SAB de CV
2.75%, 01/22/30 (a)	150,000	143,379
Colgate-Palmolive Co.
3.10%, 08/15/27 (a)	150,000	149,064
4.60%, 03/01/28 (a)	100,000	101,811
CommonSpirit Health
3.35%, 10/01/29 (a)	200,000	194,926
4.35%, 09/01/30 (a)	100,000	100,537
2.78%, 10/01/30 (a)	70,000	65,881
Conagra Brands, Inc.
1.38%, 11/01/27 (a)	150,000	143,601
7.00%, 10/01/28	100,000	106,986
4.85%, 11/01/28 (a)	200,000	202,848
5.00%, 08/01/30 (a)	70,000	71,431
8.25%, 09/15/30	50,000	57,538
Constellation Brands, Inc.
3.50%, 05/09/27 (a)	100,000	99,519
4.35%, 05/09/27 (a)	50,000	50,238
4.65%, 11/15/28 (a)	75,000	76,185
4.80%, 01/15/29 (a)	75,000	76,589
3.15%, 08/01/29 (a)	50,000	48,614
2.88%, 05/01/30 (a)	150,000	142,623
4.80%, 05/01/30 (a)	100,000	102,556
CVS Health Corp.
3.63%, 04/01/27 (a)	50,000	49,841
6.25%, 06/01/27	75,000	77,107
1.30%, 08/21/27 (a)	200,000	192,588
4.30%, 03/25/28 (a)	700,000	704,137
5.00%, 01/30/29 (a)	200,000	205,246
5.40%, 06/01/29 (a)	200,000	207,954
3.25%, 08/15/29 (a)	250,000	243,150
5.13%, 02/21/30 (a)	200,000	206,358
3.75%, 04/01/30 (a)	175,000	172,268
See financial notes

Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.75%, 08/21/30 (a)	265,000	238,288
5.25%, 01/30/31 (a)	110,000	114,618
1.88%, 02/28/31 (a)	150,000	133,712
Dentsply Sirona, Inc.
3.25%, 06/01/30 (a)	90,000	84,492
DH Europe Finance II SARL
2.60%, 11/15/29 (a)	100,000	95,401
Diageo Capital PLC
5.30%, 10/24/27 (a)	200,000	204,750
2.38%, 10/24/29 (a)	200,000	189,520
2.00%, 04/29/30 (a)	200,000	184,418
Edwards Lifesciences Corp.
4.30%, 06/15/28 (a)	100,000	100,643
Eli Lilly & Co.
5.50%, 03/15/27	75,000	76,470
3.10%, 05/15/27 (a)	100,000	99,420
4.15%, 08/14/27 (a)	100,000	100,752
4.00%, 10/15/28 (a)	130,000	131,175
4.50%, 02/09/29 (a)	300,000	306,822
4.20%, 08/14/29 (a)	150,000	152,061
4.75%, 02/12/30 (a)	200,000	206,726
Estee Lauder Cos., Inc.
4.38%, 05/15/28 (a)	125,000	126,450
2.38%, 12/01/29 (a)	100,000	94,405
2.60%, 04/15/30 (a)	75,000	71,114
GE HealthCare Technologies, Inc.
5.65%, 11/15/27 (a)	250,000	256,960
4.15%, 12/15/28 (a)	100,000	100,496
4.80%, 08/14/29 (a)	200,000	205,048
5.86%, 03/15/30 (a)	100,000	106,272
4.80%, 01/15/31 (a)	90,000	92,223
General Mills, Inc.
4.20%, 04/17/28 (a)	200,000	200,776
5.50%, 10/17/28 (a)	100,000	103,739
4.88%, 01/30/30 (a)	100,000	102,638
2.88%, 04/15/30 (a)	100,000	95,089
Gilead Sciences, Inc.
2.95%, 03/01/27 (a)	300,000	297,852
4.80%, 11/15/29 (a)	100,000	103,081
1.65%, 10/01/30 (a)	170,000	153,760
GlaxoSmithKline Capital PLC
4.32%, 03/12/27	100,000	100,681
3.38%, 06/01/29 (a)	100,000	98,669
GlaxoSmithKline Capital, Inc.
3.88%, 05/15/28	200,000	200,922
4.50%, 04/15/30 (a)	150,000	153,547
Haleon U.S. Capital LLC
3.38%, 03/24/27 (a)	250,000	248,835
Hasbro, Inc.
3.50%, 09/15/27 (a)	100,000	99,344
3.90%, 11/19/29 (a)	100,000	99,160
HCA, Inc.
3.13%, 03/15/27 (a)	150,000	148,774
5.20%, 06/01/28 (a)	150,000	153,727
5.63%, 09/01/28 (a)	200,000	206,276
5.88%, 02/01/29 (a)	150,000	156,310
3.38%, 03/15/29 (a)	100,000	98,232
4.13%, 06/15/29 (a)	250,000	250,380
5.25%, 03/01/30 (a)	100,000	103,773
3.50%, 09/01/30 (a)	440,000	426,386
4.30%, 11/15/30 (a)	70,000	70,128
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Hershey Co.
2.45%, 11/15/29 (a)	150,000	142,745
4.75%, 02/24/30 (a)	75,000	77,435
1.70%, 06/01/30 (a)	40,000	36,546
Hormel Foods Corp.
4.80%, 03/30/27 (a)	75,000	75,780
1.70%, 06/03/28 (a)	100,000	95,552
1.80%, 06/11/30 (a)	120,000	109,546
Icon Investments Six DAC
5.85%, 05/08/29 (a)	200,000	204,858
Illumina, Inc.
5.75%, 12/13/27 (a)	100,000	102,922
4.75%, 12/12/30 (a)	75,000	76,154
Ingredion, Inc.
2.90%, 06/01/30 (a)	70,000	66,849
IQVIA, Inc.
5.70%, 05/15/28 (a)	200,000	205,912
6.25%, 02/01/29 (a)	150,000	157,705
J.M. Smucker Co.
3.38%, 12/15/27 (a)	100,000	99,161
5.90%, 11/15/28 (a)	100,000	104,865
2.38%, 03/15/30 (a)	100,000	93,705
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
3.00%, 02/02/29 (a)	200,000	194,302
Johnson & Johnson
2.95%, 03/03/27 (a)	100,000	99,453
0.95%, 09/01/27 (a)	200,000	192,622
2.90%, 01/15/28 (a)	275,000	272,233
4.55%, 03/01/28 (a)	100,000	101,890
4.80%, 06/01/29 (a)	150,000	155,320
6.95%, 09/01/29	100,000	110,760
4.70%, 03/01/30 (a)	175,000	181,454
1.30%, 09/01/30 (a)	250,000	225,760
Kaiser Foundation Hospitals
3.15%, 05/01/27 (a)	150,000	149,172
Kellanova
3.40%, 11/15/27 (a)	75,000	74,587
4.30%, 05/15/28 (a)	100,000	100,947
2.10%, 06/01/30 (a)	60,000	55,639
Kenvue, Inc.
5.05%, 03/22/28 (a)	150,000	153,582
5.00%, 03/22/30 (a)	100,000	103,669
Keurig Dr. Pepper, Inc.
5.10%, 03/15/27 (a)	125,000	126,351
3.43%, 06/15/27 (a)	150,000	148,920
4.60%, 05/25/28 (a)	100,000	101,017
5.05%, 03/15/29 (a)	125,000	128,156
3.95%, 04/15/29 (a)	150,000	149,125
3.20%, 05/01/30 (a)	100,000	95,790
4.60%, 05/15/30 (a)	100,000	101,021
Kimberly-Clark Corp.
1.05%, 09/15/27 (a)	75,000	72,170
3.95%, 11/01/28 (a)	75,000	75,399
3.20%, 04/25/29 (a)	100,000	98,353
3.10%, 03/26/30 (a)	100,000	96,989
Kraft Heinz Foods Co.
3.88%, 05/15/27 (a)	250,000	249,582
3.75%, 04/01/30 (a)	100,000	98,511
Kroger Co.
4.50%, 01/15/29 (a)	150,000	152,586
2.20%, 05/01/30 (a)	100,000	93,143
1.70%, 01/15/31 (a)	50,000	44,545
See financial notes
Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Laboratory Corp. of America Holdings
2.95%, 12/01/29 (a)	100,000	96,212
4.35%, 04/01/30 (a)	75,000	75,644
Mattel, Inc.
5.00%, 11/17/30 (a)	80,000	81,200
McCormick & Co., Inc.
3.40%, 08/15/27 (a)	100,000	99,531
2.50%, 04/15/30 (a)	75,000	70,413
1.85%, 02/15/31 (a)	75,000	67,054
McKesson Corp.
4.90%, 07/15/28 (a)	100,000	102,555
4.25%, 09/15/29 (a)	100,000	101,060
4.65%, 05/30/30 (a)	75,000	76,793
Medtronic Global Holdings SCA
4.25%, 03/30/28 (a)	150,000	151,468
Merck & Co., Inc.
1.70%, 06/10/27 (a)	150,000	146,568
3.85%, 09/15/27	100,000	100,486
4.05%, 05/17/28 (a)	150,000	151,227
1.90%, 12/10/28 (a)	150,000	143,203
3.40%, 03/07/29 (a)	250,000	247,715
3.85%, 03/15/29 (a)	100,000	100,406
4.30%, 05/17/30 (a)	100,000	101,611
1.45%, 06/24/30 (a)	140,000	126,788
4.15%, 09/15/30 (a)	100,000	101,103
Mondelez International, Inc.
2.63%, 03/17/27 (a)	150,000	148,168
4.25%, 05/06/28 (a)	100,000	100,738
4.13%, 05/07/28 (a)	100,000	100,362
2.75%, 04/13/30 (a)	100,000	94,909
4.50%, 05/06/30 (a)	100,000	101,550
1.50%, 02/04/31 (a)	75,000	66,101
Mylan, Inc.
4.55%, 04/15/28 (a)	150,000	150,739
Novartis Capital Corp.
3.10%, 05/17/27 (a)	200,000	198,900
3.90%, 11/05/28 (a)	100,000	100,474
3.80%, 09/18/29 (a)	100,000	100,078
2.20%, 08/14/30 (a)	180,000	167,920
4.10%, 11/05/30 (a)	240,000	241,534
PeaceHealth Obligated Group
4.34%, 11/15/28 (a)	50,000	50,421
Pepsico Singapore Financing I Pte. Ltd.
4.55%, 02/16/29 (a)	325,000	332,192
PepsiCo, Inc.
2.63%, 03/19/27 (a)	100,000	98,911
3.00%, 10/15/27 (a)	300,000	297,582
4.10%, 01/15/29 (a)	100,000	101,077
7.00%, 03/01/29	100,000	109,287
4.50%, 07/17/29 (a)	100,000	102,370
2.63%, 07/29/29 (a)	150,000	144,652
4.60%, 02/07/30 (a)	100,000	102,846
2.75%, 03/19/30 (a)	200,000	191,840
1.63%, 05/01/30 (a)	100,000	91,507
4.30%, 07/23/30 (a)	90,000	91,825
1.40%, 02/25/31 (a)	100,000	88,941
Pfizer Investment Enterprises Pte. Ltd.
4.45%, 05/19/28 (a)	700,000	710,178
4.65%, 05/19/30 (a)	400,000	410,080
Pfizer, Inc.
3.88%, 11/15/27	140,000	140,682
3.60%, 09/15/28 (a)	100,000	99,986
3.45%, 03/15/29 (a)	200,000	198,604
2.63%, 04/01/30 (a)	150,000	142,749
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.70%, 05/28/30 (a)	100,000	91,533
4.20%, 11/15/30 (a)	140,000	141,434
Pharmacia LLC
6.60%, 12/01/28	150,000	160,816
Philip Morris International, Inc.
5.13%, 11/17/27 (a)	300,000	306,243
4.88%, 02/15/28 (a)	300,000	305,895
3.13%, 03/02/28 (a)	75,000	73,990
4.13%, 04/28/28	100,000	100,720
5.25%, 09/07/28 (a)	100,000	103,439
3.88%, 10/27/28 (a)	100,000	100,197
4.88%, 02/13/29 (a)	150,000	154,230
3.38%, 08/15/29 (a)	50,000	49,149
4.63%, 11/01/29 (a)	125,000	127,998
5.63%, 11/17/29 (a)	200,000	211,326
5.13%, 02/15/30 (a)	300,000	311,760
4.38%, 04/30/30 (a)	100,000	101,321
2.10%, 05/01/30 (a)	150,000	138,861
5.50%, 09/07/30 (a)	100,000	105,726
4.00%, 10/29/30 (a)	100,000	99,822
1.75%, 11/01/30 (a)	90,000	81,138
5.13%, 02/13/31 (a)	150,000	156,579
Polaris, Inc.
6.95%, 03/15/29 (a)	100,000	106,071
Procter & Gamble Co.
2.80%, 03/25/27	150,000	148,695
3.95%, 01/26/28	150,000	151,269
3.00%, 03/25/30	200,000	194,554
4.05%, 05/01/30	200,000	202,524
1.20%, 10/29/30	150,000	133,554
Providence St. Joseph Health Obligated Group
2.53%, 10/01/29 (a)	75,000	71,159
Quest Diagnostics, Inc.
4.60%, 12/15/27 (a)	50,000	50,629
4.20%, 06/30/29 (a)	100,000	100,754
4.63%, 12/15/29 (a)	100,000	102,174
2.95%, 06/30/30 (a)	100,000	95,391
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30 (a)	150,000	135,264
Revvity, Inc.
1.90%, 09/15/28 (a)	75,000	71,066
3.30%, 09/15/29 (a)	100,000	97,021
Royalty Pharma PLC
1.75%, 09/02/27 (a)	150,000	145,188
5.15%, 09/02/29 (a)	100,000	103,373
2.20%, 09/02/30 (a)	120,000	110,192
Sanofi SA
3.75%, 11/03/27	50,000	50,131
3.63%, 06/19/28 (a)	100,000	99,942
3.80%, 11/03/28 (a)	50,000	50,078
Smith & Nephew PLC
2.03%, 10/14/30 (a)	120,000	108,947
Solventum Corp.
5.40%, 03/01/29 (a)	250,000	259,360
SSM Health Care Corp.
4.89%, 06/01/28 (a)	100,000	101,753
Stryker Corp.
4.70%, 02/10/28 (a)	75,000	76,152
3.65%, 03/07/28 (a)	75,000	74,790
4.85%, 12/08/28 (a)	100,000	102,639
4.25%, 09/11/29 (a)	100,000	101,132
4.85%, 02/10/30 (a)	200,000	206,240
1.95%, 06/15/30 (a)	120,000	110,208
See financial notes

Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Sutter Health
3.70%, 08/15/28 (a)	75,000	74,728
2.29%, 08/15/30 (a)	75,000	69,683
Sysco Corp.
3.25%, 07/15/27 (a)	100,000	99,251
5.75%, 01/17/29 (a)	75,000	78,665
5.95%, 04/01/30 (a)	150,000	159,703
5.10%, 09/23/30 (a)	90,000	93,441
Takeda Pharmaceutical Co. Ltd.
5.00%, 11/26/28 (a)	200,000	204,870
2.05%, 03/31/30 (a)	400,000	369,316
Thermo Fisher Scientific, Inc.
5.00%, 01/31/29 (a)	300,000	309,960
2.60%, 10/01/29 (a)	100,000	95,786
4.98%, 08/10/30 (a)	200,000	207,964
Toledo Hospital
5.33%, 11/15/28	50,000	50,965
Tyson Foods, Inc.
3.55%, 06/02/27 (a)	200,000	199,110
4.35%, 03/01/29 (a)	150,000	151,344
5.40%, 03/15/29 (a)	100,000	103,723
Unilever Capital Corp.
2.90%, 05/05/27 (a)	200,000	198,462
4.25%, 08/12/27 (a)	100,000	100,861
3.50%, 03/22/28 (a)	150,000	149,599
4.88%, 09/08/28 (a)	100,000	102,810
2.13%, 09/06/29 (a)	100,000	94,791
1.38%, 09/14/30 (a)	100,000	90,306
Universal Health Services, Inc.
4.63%, 10/15/29 (a)	75,000	75,881
2.65%, 10/15/30 (a)	100,000	91,920
Viatris, Inc.
2.30%, 06/22/27 (a)	125,000	121,950
2.70%, 06/22/30 (a)	170,000	157,039
Zimmer Biomet Holdings, Inc.
5.35%, 12/01/28 (a)	75,000	77,671
5.05%, 02/19/30 (a)	75,000	77,594
Zoetis, Inc.
3.00%, 09/12/27 (a)	150,000	148,314
4.15%, 08/17/28 (a)	110,000	110,853
3.90%, 08/20/28 (a)	75,000	75,104
2.00%, 05/15/30 (a)	75,000	69,255
		51,062,216
Energy 1.5%
APA Corp.
4.25%, 01/15/30 (a)	125,000	124,200
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
3.34%, 12/15/27 (a)	200,000	198,394
3.14%, 11/07/29 (a)	75,000	73,119
Boardwalk Pipelines LP
4.45%, 07/15/27 (a)	150,000	150,687
3.40%, 02/15/31 (a)	50,000	47,798
BP Capital Markets America, Inc.
3.59%, 04/14/27 (a)	100,000	99,888
5.02%, 11/17/27 (a)	150,000	153,078
3.94%, 09/21/28 (a)	100,000	100,391
4.23%, 11/06/28 (a)	400,000	404,256
4.70%, 04/10/29 (a)	150,000	153,751
4.97%, 10/17/29 (a)	100,000	103,576
4.87%, 11/25/29 (a)	100,000	103,279
3.63%, 04/06/30 (a)	200,000	197,944
1.75%, 08/10/30 (a)	120,000	109,162
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
BP Capital Markets PLC
3.28%, 09/19/27 (a)	200,000	198,886
3.72%, 11/28/28 (a)	100,000	99,843
Canadian Natural Resources Ltd.
3.85%, 06/01/27 (a)	200,000	199,830
5.00%, 12/15/29 (a)	100,000	103,131
2.95%, 07/15/30 (a)	60,000	57,352
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/27 (a)	250,000	252,472
3.70%, 11/15/29 (a)	150,000	147,939
Cheniere Energy Partners LP
4.50%, 10/01/29 (a)	100,000	100,554
Cheniere Energy, Inc.
4.63%, 10/15/28 (a)	250,000	249,935
Chevron Corp.
2.00%, 05/11/27 (a)	200,000	196,310
2.24%, 05/11/30 (a)	250,000	234,685
Chevron USA, Inc.
1.02%, 08/12/27 (a)	100,000	96,461
3.95%, 08/13/27	70,000	70,384
3.85%, 01/15/28 (a)	100,000	100,462
4.48%, 02/26/28 (a)	125,000	127,045
4.05%, 08/13/28 (a)	90,000	90,937
3.25%, 10/15/29 (a)	100,000	98,516
4.69%, 04/15/30 (a)	150,000	154,648
4.30%, 10/15/30 (a)	170,000	173,187
ConocoPhillips Co.
4.70%, 01/15/30 (a)	200,000	205,092
Continental Resources, Inc.
4.38%, 01/15/28 (a)	175,000	175,313
Coterra Energy, Inc.
3.90%, 05/15/27 (a)	125,000	124,898
4.38%, 03/15/29 (a)	75,000	75,862
DCP Midstream Operating LP
5.63%, 07/15/27 (a)	200,000	203,774
8.13%, 08/16/30	50,000	58,224
Devon Energy Corp.
4.50%, 01/15/30 (a)	100,000	100,968
Diamondback Energy, Inc.
3.50%, 12/01/29 (a)	150,000	146,878
5.15%, 01/30/30 (a)	100,000	103,747
Eastern Gas Transmission & Storage, Inc.
3.00%, 11/15/29 (a)	75,000	72,524
Enbridge, Inc.
3.70%, 07/15/27 (a)	100,000	99,752
4.60%, 06/20/28 (a)	50,000	50,716
6.00%, 11/15/28 (a)	100,000	105,309
4.20%, 11/20/28 (a)	70,000	70,423
5.30%, 04/05/29 (a)	100,000	103,632
3.13%, 11/15/29 (a)	150,000	145,057
4.90%, 06/20/30 (a)	80,000	82,362
6.20%, 11/15/30 (a)	110,000	119,128
7.38%, 03/15/55 (a)(b)	100,000	106,799
Energy Transfer LP
4.20%, 04/15/27 (a)	100,000	100,261
5.50%, 06/01/27 (a)	200,000	203,074
4.00%, 10/01/27 (a)	100,000	100,146
5.55%, 02/15/28 (a)	200,000	205,876
4.95%, 05/15/28 (a)	100,000	101,928
4.95%, 06/15/28 (a)	150,000	152,992
6.10%, 12/01/28 (a)	75,000	78,946
5.25%, 04/15/29 (a)	200,000	206,570
5.25%, 07/01/29 (a)	150,000	155,583
4.15%, 09/15/29 (a)	75,000	75,221
See financial notes
Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.20%, 04/01/30 (a)	75,000	77,972
3.75%, 05/15/30 (a)	200,000	196,746
6.40%, 12/01/30 (a)	150,000	163,498
4.55%, 01/15/31 (a)	140,000	141,403
Eni USA, Inc.
7.30%, 11/15/27	50,000	52,786
Enterprise Products Operating LLC
4.30%, 06/20/28 (a)	70,000	70,748
4.15%, 10/16/28 (a)	150,000	151,272
3.13%, 07/31/29 (a)	200,000	195,260
2.80%, 01/31/30 (a)	150,000	143,766
4.60%, 01/15/31 (a)	190,000	194,174
5.25%, 08/16/77 (a)(b)	150,000	150,552
5.38%, 02/15/78 (a)(b)	100,000	100,352
EOG Resources, Inc.
4.40%, 07/15/28 (a)	70,000	70,936
4.38%, 04/15/30 (a)	100,000	101,417
4.40%, 01/15/31 (a)	100,000	101,206
EQT Corp.
3.90%, 10/01/27 (a)	200,000	199,688
5.70%, 04/01/28 (a)	50,000	51,697
4.50%, 01/15/29 (a)	100,000	100,886
5.00%, 01/15/29 (a)	75,000	76,480
6.38%, 04/01/29 (a)	80,000	82,712
7.00%, 02/01/30 (a)(f)	100,000	109,488
7.50%, 06/01/30 (a)	65,000	72,197
4.75%, 01/15/31 (a)	150,000	152,163
Expand Energy Corp.
5.38%, 02/01/29 (a)	100,000	99,878
5.38%, 03/15/30 (a)	200,000	203,194
Exxon Mobil Corp.
3.29%, 03/19/27 (a)	100,000	99,712
2.44%, 08/16/29 (a)	100,000	96,280
3.48%, 03/19/30 (a)	350,000	345,520
2.61%, 10/15/30 (a)	260,000	246,631
Halliburton Co.
2.92%, 03/01/30 (a)	100,000	95,849
Helmerich & Payne, Inc.
4.65%, 12/01/27 (a)	50,000	50,494
4.85%, 12/01/29 (a)	140,000	142,699
Hess Corp.
4.30%, 04/01/27 (a)	175,000	175,717
HF Sinclair Corp.
5.00%, 02/01/28 (a)	100,000	100,010
4.50%, 10/01/30 (a)	40,000	39,876
5.75%, 01/15/31 (a)	90,000	93,419
Kinder Morgan, Inc.
4.30%, 03/01/28 (a)	125,000	126,061
5.00%, 02/01/29 (a)	100,000	103,025
5.10%, 08/01/29 (a)	200,000	207,180
5.15%, 06/01/30 (a)	150,000	156,097
Marathon Petroleum Corp.
3.80%, 04/01/28 (a)	100,000	99,766
5.15%, 03/01/30 (a)	200,000	207,320
MPLX LP
4.13%, 03/01/27 (a)	250,000	250,280
4.25%, 12/01/27 (a)	150,000	150,715
4.00%, 03/15/28 (a)	175,000	175,161
4.80%, 02/15/29 (a)	100,000	101,952
2.65%, 08/15/30 (a)	175,000	163,984
4.80%, 02/15/31 (a)	175,000	178,691
National Fuel Gas Co.
4.75%, 09/01/28 (a)	100,000	101,514
5.50%, 03/15/30 (a)	100,000	104,127
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
NOV, Inc.
3.60%, 12/01/29 (a)	100,000	98,150
Occidental Petroleum Corp.
8.88%, 07/15/30 (a)	150,000	174,375
6.63%, 09/01/30 (a)	200,000	216,764
6.13%, 01/01/31 (a)	170,000	182,888
ONEOK, Inc.
4.00%, 07/13/27 (a)	100,000	100,108
4.25%, 09/24/27 (a)	100,000	100,494
4.55%, 07/15/28 (a)	100,000	101,108
5.65%, 11/01/28 (a)	150,000	155,991
4.35%, 03/15/29 (a)	100,000	100,662
5.38%, 06/01/29 (a)	100,000	103,638
3.40%, 09/01/29 (a)	100,000	97,824
4.40%, 10/15/29 (a)	75,000	75,623
3.10%, 03/15/30 (a)	100,000	95,842
3.25%, 06/01/30 (a)	60,000	57,638
5.80%, 11/01/30 (a)	70,000	74,246
6.35%, 01/15/31 (a)	90,000	97,505
Ovintiv, Inc.
5.65%, 05/15/28 (a)	100,000	103,607
8.13%, 09/15/30	50,000	57,604
Patterson-UTI Energy, Inc.
3.95%, 02/01/28 (a)	75,000	74,505
Phillips 66
3.90%, 03/15/28 (a)	150,000	149,908
2.15%, 12/15/30 (a)	100,000	91,265
Phillips 66 Co.
3.75%, 03/01/28 (a)	50,000	49,946
3.15%, 12/15/29 (a)	100,000	96,997
Pioneer Natural Resources Co.
1.90%, 08/15/30 (a)	130,000	119,321
2.15%, 01/15/31 (a)	130,000	119,652
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (a)	225,000	220,608
3.80%, 09/15/30 (a)	100,000	98,202
4.70%, 01/15/31 (a)	140,000	142,197
Sabine Pass Liquefaction LLC
5.00%, 03/15/27 (a)	200,000	200,940
4.20%, 03/15/28 (a)	125,000	125,509
4.50%, 05/15/30 (a)	300,000	303,435
Schlumberger Investment SA
2.65%, 06/26/30 (a)	60,000	57,208
Shell Finance U.S., Inc.
3.88%, 11/13/28 (a)(d)	200,000	201,060
2.38%, 11/07/29 (a)	150,000	142,662
2.75%, 04/06/30 (a)	200,000	191,334
4.13%, 11/06/30 (a)	140,000	141,099
Shell International Finance BV
2.75%, 04/06/30 (a)	100,000	95,709
South Bow USA Infrastructure Holdings LLC
4.91%, 09/01/27 (a)	50,000	50,547
5.03%, 10/01/29 (a)	230,000	235,120
Targa Resources Corp.
5.20%, 07/01/27 (a)	200,000	203,224
4.35%, 01/15/29 (a)	100,000	100,784
6.15%, 03/01/29 (a)	150,000	158,673
4.90%, 09/15/30 (a)	100,000	102,654
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00%, 01/15/28 (a)	150,000	150,094
5.50%, 03/01/30 (a)	100,000	101,775
TC PipeLines LP
3.90%, 05/25/27 (a)	100,000	99,872
See financial notes

Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Tennessee Gas Pipeline Co. LLC
7.00%, 10/15/28	75,000	80,712
TotalEnergies Capital International SA
3.46%, 02/19/29 (a)	150,000	148,765
2.83%, 01/10/30 (a)	150,000	144,986
TotalEnergies Capital SA
3.88%, 10/11/28	150,000	150,834
TotalEnergies Capital USA LLC
4.25%, 01/13/31 (a)	210,000	211,888
TransCanada PipeLines Ltd.
4.25%, 05/15/28 (a)	250,000	251,422
4.10%, 04/15/30 (a)	150,000	149,803
7.00%, 06/01/65 (a)(b)	100,000	104,106
Transcontinental Gas Pipe Line Co. LLC
4.00%, 03/15/28 (a)	75,000	75,140
3.25%, 05/15/30 (a)	100,000	96,834
Valero Energy Corp.
2.15%, 09/15/27 (a)	100,000	97,380
4.35%, 06/01/28 (a)	200,000	201,638
Valero Energy Partners LP
4.50%, 03/15/28 (a)	100,000	100,979
Viper Energy Partners LLC
4.90%, 08/01/30 (a)	70,000	71,539
Western Midstream Operating LP
4.50%, 03/01/28 (a)	75,000	75,587
4.75%, 08/15/28 (a)	100,000	101,504
6.35%, 01/15/29 (a)	100,000	105,651
4.05%, 02/01/30 (a)(g)	100,000	98,828
Williams Cos., Inc.
3.75%, 06/15/27 (a)	250,000	249,545
5.30%, 08/15/28 (a)	150,000	154,863
4.90%, 03/15/29 (a)	175,000	179,518
4.63%, 06/30/30 (a)	100,000	101,760
3.50%, 11/15/30 (a)	130,000	125,991
7.50%, 01/15/31	50,000	57,174
Woodside Finance Ltd.
4.90%, 05/19/28 (a)	100,000	101,746
5.40%, 05/19/30 (a)	200,000	207,616
		24,239,882
Industrial Other 0.1%
Cintas Corp. No. 2
3.70%, 04/01/27 (a)	175,000	174,864
Cornell University
4.17%, 06/15/30 (a)	70,000	70,992
Emory University
2.14%, 09/01/30 (a)	50,000	46,413
Jacobs Engineering Group, Inc.
6.35%, 08/18/28 (a)	125,000	131,373
Leland Stanford Junior University
4.15%, 08/01/30 (a)	70,000	71,042
MasTec, Inc.
5.90%, 06/15/29 (a)	75,000	78,747
President & Fellows of Harvard College
4.89%, 03/15/30 (a)	75,000	78,110
Quanta Services, Inc.
4.75%, 08/09/27 (a)	50,000	50,550
4.30%, 08/09/28 (a)	70,000	70,594
2.90%, 10/01/30 (a)	130,000	122,958
4.50%, 01/15/31 (a)	70,000	70,837
Trustees of Dartmouth College
4.27%, 06/01/30 (a)	40,000	40,653
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Trustees of Princeton University
4.65%, 07/01/30 (a)	40,000	41,400
Yale University
1.48%, 04/15/30 (a)	75,000	68,577
		1,117,110
Technology 2.3%
Accenture Capital, Inc.
3.90%, 10/04/27 (a)	100,000	100,425
4.05%, 10/04/29 (a)	200,000	201,214
Adobe, Inc.
4.75%, 01/17/28 (a)	100,000	101,993
4.80%, 04/04/29 (a)	100,000	102,680
4.95%, 01/17/30 (a)	100,000	103,427
2.30%, 02/01/30 (a)	200,000	187,572
Advanced Micro Devices, Inc.
4.32%, 03/24/28 (a)	100,000	101,191
Alphabet, Inc.
0.80%, 08/15/27 (a)	150,000	144,359
3.88%, 11/15/28 (a)	140,000	141,023
3.70%, 02/15/29 (a)	350,000	350,353
4.00%, 05/15/30 (a)	100,000	100,736
1.10%, 08/15/30 (a)	310,000	276,356
4.10%, 11/15/30 (a)	340,000	343,097
4.10%, 02/15/31 (a)	400,000	402,804
Amdocs Ltd.
2.54%, 06/15/30 (a)	80,000	73,123
Analog Devices, Inc.
3.45%, 06/15/27 (a)	100,000	99,702
4.25%, 06/15/28 (a)	110,000	111,241
1.70%, 10/01/28 (a)	100,000	94,967
4.50%, 06/15/30 (a)	90,000	92,030
Apple, Inc.
3.20%, 05/11/27 (a)	200,000	199,284
2.90%, 09/12/27 (a)	350,000	346,643
3.00%, 11/13/27 (a)	250,000	248,132
1.20%, 02/08/28 (a)	200,000	191,334
4.00%, 05/10/28 (a)	100,000	100,887
4.00%, 05/12/28 (a)	200,000	201,842
1.40%, 08/05/28 (a)	300,000	285,330
3.25%, 08/08/29 (a)	150,000	148,280
2.20%, 09/11/29 (a)	300,000	285,909
1.65%, 05/11/30 (a)	500,000	459,410
4.20%, 05/12/30 (a)	150,000	152,488
1.25%, 08/20/30 (a)	265,000	237,885
1.65%, 02/08/31 (a)	350,000	316,932
Applied Materials, Inc.
3.30%, 04/01/27 (a)	175,000	174,340
4.80%, 06/15/29 (a)	150,000	154,588
1.75%, 06/01/30 (a)	90,000	82,109
4.00%, 01/15/31 (a)	80,000	80,086
Arrow Electronics, Inc.
3.88%, 01/12/28 (a)	100,000	99,522
5.15%, 08/21/29 (a)	50,000	51,291
Atlassian Corp.
5.25%, 05/15/29 (a)	75,000	76,335
Autodesk, Inc.
3.50%, 06/15/27 (a)	100,000	99,435
2.85%, 01/15/30 (a)	100,000	95,339
Automatic Data Processing, Inc.
1.70%, 05/15/28 (a)	140,000	134,158
1.25%, 09/01/30 (a)	120,000	107,162
Avnet, Inc.
6.25%, 03/15/28 (a)	100,000	103,785
See financial notes
Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Baidu, Inc.
4.38%, 03/29/28 (a)	200,000	201,894
4.88%, 11/14/28 (a)	200,000	204,878
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.50%, 01/15/28 (a)	100,000	99,599
Broadcom, Inc.
5.05%, 07/12/27 (a)	59,000	59,988
1.95%, 02/15/28 (a)	50,000	48,335
4.80%, 04/15/28 (a)	200,000	204,096
4.00%, 04/15/29 (a)(d)	150,000	150,406
4.75%, 04/15/29 (a)	250,000	255,795
5.05%, 07/12/29 (a)	300,000	310,263
4.35%, 02/15/30 (a)	200,000	202,516
5.00%, 04/15/30 (a)	75,000	77,558
5.05%, 04/15/30 (a)	150,000	155,517
4.60%, 07/15/30 (a)	230,000	235,129
4.20%, 10/15/30 (a)	140,000	140,774
4.15%, 11/15/30 (a)	250,000	250,880
4.30%, 01/15/31 (a)	100,000	100,894
2.45%, 02/15/31 (a)	350,000	323,564
Broadridge Financial Solutions, Inc.
2.90%, 12/01/29 (a)	100,000	94,767
Cadence Design Systems, Inc.
4.20%, 09/10/27	100,000	100,519
4.30%, 09/10/29 (a)	150,000	151,662
CDW LLC/CDW Finance Corp.
4.25%, 04/01/28 (a)	100,000	99,696
3.28%, 12/01/28 (a)	75,000	73,190
3.25%, 02/15/29 (a)	100,000	96,624
5.10%, 03/01/30 (a)	100,000	101,735
CGI, Inc.
4.95%, 03/14/30 (a)	100,000	101,643
Cisco Systems, Inc.
4.55%, 02/24/28 (a)	130,000	132,172
4.85%, 02/26/29 (a)	375,000	386,269
4.75%, 02/24/30 (a)	100,000	103,151
4.95%, 02/26/31 (a)	350,000	364,315
Concentrix Corp.
6.60%, 08/02/28 (a)	175,000	176,185
6.50%, 03/01/29 (a)	50,000	49,426
Dell International LLC/EMC Corp.
6.10%, 07/15/27 (a)	100,000	102,602
5.25%, 02/01/28 (a)	200,000	204,574
4.75%, 04/01/28 (a)	150,000	152,389
4.15%, 02/15/29 (a)	100,000	100,348
5.30%, 10/01/29 (a)	300,000	311,121
4.35%, 02/01/30 (a)	75,000	75,431
5.00%, 04/01/30 (a)	150,000	154,287
6.20%, 07/15/30 (a)	75,000	80,559
4.50%, 02/15/31 (a)	175,000	175,875
DXC Technology Co.
2.38%, 09/15/28 (a)	100,000	94,387
Equifax, Inc.
5.10%, 12/15/27 (a)	100,000	101,852
5.10%, 06/01/28 (a)	100,000	102,150
4.80%, 09/15/29 (a)	100,000	101,857
3.10%, 05/15/30 (a)	100,000	95,411
Equinix Europe 2 Financing Corp. LLC
4.60%, 11/15/30 (a)	170,000	171,982
Equinix, Inc.
1.55%, 03/15/28 (a)	75,000	71,489
2.00%, 05/15/28 (a)	100,000	95,860
3.20%, 11/18/29 (a)	175,000	169,186
2.15%, 07/15/30 (a)	130,000	119,044
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
FactSet Research Systems, Inc.
2.90%, 03/01/27 (a)	100,000	98,654
Fidelity National Information Services, Inc.
1.65%, 03/01/28 (a)	100,000	95,444
3.75%, 05/21/29 (a)	50,000	49,297
Fiserv, Inc.
5.15%, 03/15/27 (a)	100,000	100,979
2.25%, 06/01/27 (a)	150,000	146,552
5.45%, 03/02/28 (a)	150,000	153,498
5.38%, 08/21/28 (a)	100,000	102,525
4.20%, 10/01/28 (a)	100,000	100,042
3.50%, 07/01/29 (a)	500,000	485,955
4.75%, 03/15/30 (a)	100,000	100,820
2.65%, 06/01/30 (a)	120,000	111,434
4.55%, 02/15/31 (a)	125,000	124,685
Flex Ltd.
4.88%, 06/15/29 (a)	150,000	152,832
4.88%, 05/12/30 (a)	100,000	101,867
Genpact Luxembourg SARL/Genpact USA, Inc.
6.00%, 06/04/29 (a)	75,000	77,903
Genpact U.K. Finco PLC/Genpact USA, Inc.
4.95%, 11/18/30 (a)	50,000	49,450
Global Payments, Inc.
4.95%, 08/15/27 (a)	50,000	50,417
4.45%, 06/01/28 (a)	100,000	100,280
4.50%, 11/15/28 (a)	240,000	240,886
3.20%, 08/15/29 (a)	175,000	167,895
5.30%, 08/15/29 (a)	50,000	51,408
2.90%, 05/15/30 (a)	150,000	139,760
4.88%, 11/15/30 (a)	230,000	229,795
Hewlett Packard Enterprise Co.
4.05%, 09/15/27	120,000	120,227
4.40%, 09/25/27 (a)	100,000	100,610
5.25%, 07/01/28 (a)	100,000	102,678
4.15%, 09/15/28 (a)	110,000	110,262
4.55%, 10/15/29 (a)	250,000	253,065
4.40%, 10/15/30 (a)	120,000	120,197
HP, Inc.
3.00%, 06/17/27 (a)	175,000	172,839
4.75%, 01/15/28 (a)	100,000	101,251
4.00%, 04/15/29 (a)	100,000	99,410
5.40%, 04/25/30 (a)	75,000	77,801
3.40%, 06/17/30 (a)	60,000	57,715
IBM International Capital Pte. Ltd.
4.60%, 02/05/29 (a)	100,000	101,880
4.75%, 02/05/31 (a)	100,000	101,899
Intel Corp.
3.75%, 03/25/27 (a)	250,000	249,585
3.75%, 08/05/27 (a)	250,000	249,210
4.88%, 02/10/28 (a)	200,000	203,176
1.60%, 08/12/28 (a)	150,000	141,861
4.00%, 08/05/29 (a)	100,000	99,767
2.45%, 11/15/29 (a)	250,000	235,745
5.13%, 02/10/30 (a)	200,000	206,370
3.90%, 03/25/30 (a)	200,000	197,750
5.00%, 02/21/31 (a)	75,000	77,208
International Business Machines Corp.
1.70%, 05/15/27 (a)	150,000	146,291
4.15%, 07/27/27 (a)	200,000	201,168
4.50%, 02/06/28 (a)	200,000	202,576
4.00%, 02/03/29 (a)	100,000	100,377
3.50%, 05/15/29	500,000	492,835
4.80%, 02/10/30 (a)	200,000	204,954
1.95%, 05/15/30 (a)	100,000	91,745
4.30%, 02/03/31 (a)	100,000	100,599
See financial notes

Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Intuit, Inc.
5.13%, 09/15/28 (a)	225,000	231,633
1.65%, 07/15/30 (a)	60,000	54,185
Jabil, Inc.
4.25%, 05/15/27 (a)	100,000	100,375
3.95%, 01/12/28 (a)	75,000	74,866
4.20%, 02/01/29 (a)	70,000	70,125
3.60%, 01/15/30 (a)	100,000	97,362
3.00%, 01/15/31 (a)	80,000	75,046
Juniper Networks, Inc.
3.75%, 08/15/29 (a)	50,000	49,167
2.00%, 12/10/30 (a)	50,000	44,929
Keysight Technologies, Inc.
4.60%, 04/06/27 (a)	150,000	150,853
3.00%, 10/30/29 (a)	50,000	48,311
5.35%, 07/30/30 (a)	100,000	104,822
KLA Corp.
4.10%, 03/15/29 (a)	100,000	100,589
Kyndryl Holdings, Inc.
2.70%, 10/15/28 (a)	50,000	46,065
Lam Research Corp.
4.00%, 03/15/29 (a)	150,000	150,697
1.90%, 06/15/30 (a)	90,000	82,665
Leidos, Inc.
4.10%, 03/15/29 (a)	75,000	75,194
4.38%, 05/15/30 (a)	100,000	100,361
2.30%, 02/15/31 (a)	125,000	113,561
Marvell Technology, Inc.
2.45%, 04/15/28 (a)	150,000	145,238
5.75%, 02/15/29 (a)	75,000	78,367
4.75%, 07/15/30 (a)	70,000	71,383
Mastercard, Inc.
3.30%, 03/26/27 (a)	250,000	249,107
4.10%, 01/15/28 (a)	100,000	100,858
4.88%, 03/09/28 (a)	125,000	127,840
2.95%, 06/01/29 (a)	200,000	194,958
3.35%, 03/26/30 (a)	100,000	98,282
Microchip Technology, Inc.
4.90%, 03/15/28	150,000	152,502
5.05%, 03/15/29 (a)	100,000	102,712
5.05%, 02/15/30 (a)	150,000	154,060
Micron Technology, Inc.
5.30%, 01/15/31 (a)	140,000	147,099
Microsoft Corp.
3.40%, 06/15/27 (a)	75,000	74,883
1.35%, 09/15/30 (a)	50,000	45,201
Moody's Corp.
3.25%, 01/15/28 (a)	150,000	148,314
Motorola Solutions, Inc.
4.60%, 02/23/28 (a)	150,000	151,689
4.60%, 05/23/29 (a)	100,000	101,558
4.85%, 08/15/30 (a)	80,000	82,185
2.30%, 11/15/30 (a)	110,000	101,213
NetApp, Inc.
2.38%, 06/22/27 (a)	100,000	97,986
2.70%, 06/22/30 (a)	80,000	75,077
Nokia OYJ
4.38%, 06/12/27	100,000	100,007
NVIDIA Corp.
1.55%, 06/15/28 (a)	250,000	238,702
2.85%, 04/01/30 (a)	150,000	144,326
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.15%, 05/01/27 (a)	100,000	99,119
4.40%, 06/01/27 (a)	50,000	50,266
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.30%, 08/19/28 (a)	70,000	70,465
4.30%, 06/18/29 (a)	200,000	201,256
3.40%, 05/01/30 (a)	100,000	96,916
Oracle Corp.
2.80%, 04/01/27 (a)	200,000	197,028
3.25%, 11/15/27 (a)	400,000	392,968
2.30%, 03/25/28 (a)	350,000	335,576
4.50%, 05/06/28 (a)	100,000	100,562
4.80%, 08/03/28 (a)	225,000	227,547
4.55%, 02/04/29 (a)	400,000	400,692
4.20%, 09/27/29 (a)	200,000	197,624
6.15%, 11/09/29 (a)	150,000	157,218
2.95%, 04/01/30 (a)	400,000	372,256
4.65%, 05/06/30 (a)	200,000	199,724
3.25%, 05/15/30 (a)	50,000	47,021
4.45%, 09/26/30 (a)	400,000	392,148
4.95%, 02/04/31 (a)	500,000	499,055
Paychex, Inc.
5.10%, 04/15/30 (a)	200,000	204,358
PayPal Holdings, Inc.
3.90%, 06/01/27 (a)	100,000	100,124
4.45%, 03/06/28 (a)	100,000	101,176
2.85%, 10/01/29 (a)	200,000	192,900
2.30%, 06/01/30 (a)	120,000	112,136
Qorvo, Inc.
4.38%, 10/15/29 (a)	100,000	98,548
QUALCOMM, Inc.
3.25%, 05/20/27 (a)	250,000	248,810
1.30%, 05/20/28 (a)	150,000	142,425
2.15%, 05/20/30 (a)	150,000	139,758
4.50%, 05/20/30 (a)	75,000	76,507
RELX Capital, Inc.
4.00%, 03/18/29 (a)	100,000	99,929
4.75%, 03/27/30 (a)	150,000	153,088
3.00%, 05/22/30 (a)	125,000	119,409
Roper Technologies, Inc.
1.40%, 09/15/27 (a)	100,000	96,238
4.20%, 09/15/28 (a)	100,000	100,242
4.25%, 09/15/28 (a)	70,000	70,300
2.95%, 09/15/29 (a)	100,000	95,866
4.50%, 10/15/29 (a)	75,000	76,016
2.00%, 06/30/30 (a)	70,000	63,576
4.45%, 09/15/30 (a)	70,000	70,371
1.75%, 02/15/31 (a)	125,000	109,855
S&P Global, Inc.
2.45%, 03/01/27 (a)	150,000	147,987
4.75%, 08/01/28 (a)	100,000	102,143
2.70%, 03/01/29 (a)	150,000	145,034
4.25%, 05/01/29 (a)	150,000	151,365
2.50%, 12/01/29 (a)	150,000	142,629
1.25%, 08/15/30 (a)	70,000	62,075
4.25%, 01/15/31 (a)(d)	80,000	80,313
Salesforce, Inc.
3.70%, 04/11/28 (a)	150,000	149,670
1.50%, 07/15/28 (a)	200,000	189,540
ServiceNow, Inc.
1.40%, 09/01/30 (a)	170,000	150,674
Synopsys, Inc.
4.55%, 04/01/27	100,000	100,769
4.65%, 04/01/28 (a)	100,000	101,300
4.85%, 04/01/30 (a)	275,000	281,702
TD SYNNEX Corp.
2.38%, 08/09/28 (a)	100,000	95,829
4.30%, 01/17/29 (a)	80,000	80,098
See financial notes
Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Teledyne FLIR LLC
2.50%, 08/01/30 (a)	60,000	56,240
Teledyne Technologies, Inc.
2.25%, 04/01/28 (a)	150,000	145,137
Texas Instruments, Inc.
2.90%, 11/03/27 (a)	100,000	98,975
4.60%, 02/15/28 (a)	100,000	101,706
4.60%, 02/08/29 (a)	100,000	102,485
2.25%, 09/04/29 (a)	100,000	95,136
1.75%, 05/04/30 (a)	75,000	68,944
4.50%, 05/23/30 (a)	150,000	153,147
Trimble, Inc.
4.90%, 06/15/28 (a)	100,000	101,038
TSMC Arizona Corp.
3.88%, 04/22/27 (a)	200,000	200,108
Verisk Analytics, Inc.
4.13%, 03/15/29 (a)	75,000	75,250
Visa, Inc.
1.90%, 04/15/27 (a)	200,000	196,192
0.75%, 08/15/27 (a)	75,000	72,074
2.75%, 09/15/27 (a)	150,000	148,098
3.80%, 02/12/29 (a)	125,000	125,680
2.05%, 04/15/30 (a)	150,000	140,238
4.10%, 02/12/31 (a)	100,000	101,193
1.10%, 02/15/31 (a)	125,000	109,948
VMware LLC
1.80%, 08/15/28 (a)	100,000	95,113
4.70%, 05/15/30 (a)	100,000	102,184
Workday, Inc.
3.50%, 04/01/27 (a)	200,000	199,014
3.70%, 04/01/29 (a)	100,000	98,356
Xilinx, Inc.
2.38%, 06/01/30 (a)	90,000	84,447
		38,763,329
Transportation 0.3%
American Airlines 2015-1 Class A Pass-Through Trust
3.38%, 05/01/27	71,113	70,284
American Airlines 2016-1 Class AA Pass-Through Trust
3.58%, 07/15/29	54,820	54,132
American Airlines 2016-2 Class AA Pass-Through Trust
3.20%, 12/15/29	87,675	85,898
American Airlines 2017-1 Class AA Pass-Through Trust
3.65%, 08/15/30	113,500	112,161
Burlington Northern Santa Fe LLC
3.25%, 06/15/27 (a)	75,000	74,658
Canadian National Railway Co.
6.90%, 07/15/28	75,000	80,191
Canadian Pacific Railway Co.
4.00%, 06/01/28 (a)	100,000	100,291
2.05%, 03/05/30 (a)	100,000	92,878
4.80%, 03/30/30 (a)	100,000	102,970
CH Robinson Worldwide, Inc.
4.20%, 04/15/28 (a)	100,000	100,296
CSX Corp.
3.25%, 06/01/27 (a)	250,000	248,455
3.80%, 03/01/28 (a)	150,000	150,144
2.40%, 02/15/30 (a)	75,000	70,826
Delta Air Lines 2020-1 Class AA Pass-Through Trust
2.00%, 12/10/29	67,113	64,852
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Delta Air Lines, Inc.
4.95%, 07/10/28 (a)	130,000	132,179
3.75%, 10/28/29 (a)	150,000	147,444
5.25%, 07/10/30 (a)	130,000	134,094
FedEx Corp.
3.40%, 02/15/28 (a)	150,000	148,701
3.10%, 08/05/29 (a)	130,000	126,663
4.25%, 05/15/30 (a)	60,000	60,540
Fedex Freight Holding Co., Inc.
4.30%, 03/15/29 (a)(d)	150,000	150,369
GXO Logistics, Inc.
6.25%, 05/06/29 (a)	100,000	105,709
JB Hunt Transport Services, Inc.
4.90%, 03/15/30 (a)	100,000	102,840
Kirby Corp.
4.20%, 03/01/28 (a)	100,000	100,345
Norfolk Southern Corp.
3.80%, 08/01/28 (a)	100,000	99,961
2.55%, 11/01/29 (a)	75,000	71,518
5.05%, 08/01/30 (a)	80,000	83,225
Ryder System, Inc.
2.85%, 03/01/27 (a)	200,000	198,092
5.25%, 06/01/28 (a)	100,000	102,777
5.38%, 03/15/29 (a)	100,000	103,769
4.95%, 09/01/29 (a)	100,000	102,622
4.90%, 12/01/29 (a)	100,000	102,785
4.85%, 06/15/30 (a)	40,000	41,102
Southwest Airlines Co.
5.13%, 06/15/27 (a)	350,000	354,095
4.38%, 11/15/28 (a)	100,000	100,778
2.63%, 02/10/30 (a)	75,000	70,361
Union Pacific Corp.
3.00%, 04/15/27 (a)	100,000	99,310
3.95%, 09/10/28 (a)	100,000	100,487
6.63%, 02/01/29	100,000	108,221
3.70%, 03/01/29 (a)	125,000	124,699
United Airlines 2016-1 Class AA Pass-Through Trust
3.10%, 01/07/30	41,362	40,427
United Airlines 2018-1 Class AA Pass-Through Trust
3.50%, 09/01/31	65,060	63,852
United Airlines 2020-1 Class A Pass-Through Trust
5.88%, 04/15/29 (a)	162,803	166,801
United Parcel Service, Inc.
3.05%, 11/15/27 (a)	150,000	148,680
3.40%, 03/15/29 (a)	100,000	99,142
2.50%, 09/01/29 (a)	100,000	95,943
4.45%, 04/01/30 (a)	100,000	102,387
4.65%, 10/15/30 (a)	70,000	72,357
		5,270,311
		209,368,670

Utility 1.7%
Electric 1.5%
AEP Texas, Inc.
3.95%, 06/01/28 (a)	100,000	99,976
5.45%, 05/15/29 (a)	150,000	156,301
2.10%, 07/01/30 (a)	70,000	64,594
AES Corp.
5.45%, 06/01/28 (a)	150,000	153,472
2.45%, 01/15/31 (a)	130,000	120,548
Alabama Power Co.
3.75%, 09/01/27 (a)	150,000	150,220
1.45%, 09/15/30 (a)	70,000	62,709
See financial notes

Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Ameren Corp.
1.95%, 03/15/27 (a)	75,000	73,521
1.75%, 03/15/28 (a)	75,000	71,788
5.00%, 01/15/29 (a)	100,000	102,837
3.50%, 01/15/31 (a)	110,000	106,647
Ameren Illinois Co.
3.80%, 05/15/28 (a)	100,000	100,065
1.55%, 11/15/30 (a)	40,000	35,789
American Electric Power Co., Inc.
3.20%, 11/13/27 (a)	100,000	98,907
4.30%, 12/01/28 (a)	100,000	100,932
5.20%, 01/15/29 (a)	150,000	155,127
7.05%, 12/15/54 (a)(b)	100,000	105,611
Arizona Public Service Co.
2.60%, 08/15/29 (a)	100,000	95,340
Avangrid, Inc.
3.80%, 06/01/29 (a)	100,000	99,279
Berkshire Hathaway Energy Co.
3.25%, 04/15/28 (a)	100,000	99,052
3.70%, 07/15/30 (a)	140,000	138,662
Black Hills Corp.
5.95%, 03/15/28 (a)	75,000	77,808
2.50%, 06/15/30 (a)	50,000	46,599
4.55%, 01/31/31 (a)	60,000	60,604
CenterPoint Energy Houston Electric LLC
5.20%, 10/01/28 (a)	100,000	103,345
4.80%, 03/15/30 (a)	100,000	103,123
CenterPoint Energy, Inc.
5.40%, 06/01/29 (a)	100,000	104,036
7.00%, 02/15/55 (a)(b)	50,000	52,635
6.70%, 05/15/55 (a)(b)	100,000	103,306
CMS Energy Corp.
3.45%, 08/15/27 (a)	50,000	49,652
4.75%, 06/01/50 (a)(b)	60,000	59,459
3.75%, 12/01/50 (a)(b)	50,000	46,745
Commonwealth Edison Co.
3.70%, 08/15/28 (a)	150,000	149,841
2.20%, 03/01/30 (a)	100,000	93,565
Connecticut Light & Power Co.
3.20%, 03/15/27 (a)	100,000	99,544
4.95%, 01/15/30 (a)	100,000	103,334
Consolidated Edison Co. of New York, Inc.
3.80%, 05/15/28 (a)	100,000	100,092
4.00%, 12/01/28 (a)	75,000	75,517
3.35%, 04/01/30 (a)	100,000	97,626
Constellation Energy Generation LLC
3.90%, 01/08/28	130,000	130,083
5.60%, 03/01/28 (a)	125,000	128,934
4.63%, 02/01/29 (a)(d)	90,000	89,999
4.40%, 01/15/31 (a)	100,000	100,707
Consumers Energy Co.
4.65%, 03/01/28 (a)	75,000	76,245
3.80%, 11/15/28 (a)	50,000	49,967
4.90%, 02/15/29 (a)	75,000	77,272
4.60%, 05/30/29 (a)	100,000	102,280
4.70%, 01/15/30 (a)	100,000	102,708
4.50%, 01/15/31 (a)	70,000	71,464
Dayton Power & Light Co.
4.55%, 08/15/30 (a)	50,000	50,441
Dominion Energy, Inc.
4.60%, 05/15/28 (a)	100,000	101,441
4.25%, 06/01/28 (a)	100,000	100,696
3.38%, 04/01/30 (a)	150,000	146,010
5.00%, 06/15/30 (a)	110,000	113,359
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.88%, 02/01/55 (a)(b)	250,000	262,435
6.00%, 02/15/56 (a)(b)	200,000	203,234
DTE Electric Co.
1.90%, 04/01/28 (a)	100,000	96,414
2.25%, 03/01/30 (a)	100,000	93,887
DTE Energy Co.
4.88%, 06/01/28 (a)	150,000	152,920
5.10%, 03/01/29 (a)	200,000	205,854
3.40%, 06/15/29 (a)	100,000	98,090
5.20%, 04/01/30 (a)	150,000	155,709
Duke Energy Carolinas LLC
3.95%, 11/15/28 (a)	100,000	100,381
2.45%, 08/15/29 (a)	100,000	95,389
4.85%, 03/15/30 (a)	100,000	103,455
Duke Energy Corp.
5.00%, 12/08/27 (a)	150,000	152,922
4.30%, 03/15/28 (a)	150,000	151,188
4.85%, 01/05/29 (a)	125,000	128,124
3.40%, 06/15/29 (a)	100,000	98,344
2.45%, 06/01/30 (a)	100,000	93,714
Duke Energy Florida LLC
2.50%, 12/01/29 (a)	100,000	95,241
1.75%, 06/15/30 (a)	60,000	54,675
4.20%, 12/01/30 (a)	75,000	75,532
Duke Energy Ohio, Inc.
3.65%, 02/01/29 (a)	75,000	74,726
2.13%, 06/01/30 (a)	50,000	46,317
Duke Energy Progress LLC
4.35%, 03/06/27	100,000	100,678
3.45%, 03/15/29 (a)	75,000	74,166
Edison International
5.75%, 06/15/27 (a)	150,000	152,365
4.13%, 03/15/28 (a)	100,000	99,534
5.25%, 11/15/28 (a)	100,000	101,941
6.95%, 11/15/29 (a)	75,000	80,749
6.25%, 03/15/30 (a)	100,000	105,721
Enel Chile SA
4.88%, 06/12/28 (a)	150,000	152,421
Entergy Corp.
1.90%, 06/15/28 (a)	100,000	95,578
2.80%, 06/15/30 (a)	70,000	66,212
7.13%, 12/01/54 (a)(b)	150,000	157,098
Entergy Louisiana LLC
3.25%, 04/01/28 (a)	100,000	99,117
Entergy Mississippi LLC
2.85%, 06/01/28 (a)	150,000	147,000
Evergy Metro, Inc.
2.25%, 06/01/30 (a)	50,000	46,661
Evergy, Inc.
2.90%, 09/15/29 (a)	100,000	96,150
6.65%, 06/01/55 (a)(b)	70,000	72,233
Eversource Energy
4.60%, 07/01/27 (a)	100,000	100,749
3.30%, 01/15/28 (a)	150,000	148,167
5.45%, 03/01/28 (a)	225,000	230,953
5.95%, 02/01/29 (a)	125,000	131,189
4.25%, 04/01/29 (a)	50,000	50,215
1.65%, 08/15/30 (a)	70,000	62,611
4.45%, 12/15/30 (a)	75,000	75,568
Exelon Corp.
2.75%, 03/15/27 (a)	150,000	148,263
5.15%, 03/15/28 (a)	100,000	102,333
5.15%, 03/15/29 (a)	100,000	103,352
4.05%, 04/15/30 (a)	150,000	149,620
See financial notes
Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
FirstEnergy Corp.
3.90%, 07/15/27 (a)(g)	200,000	200,448
2.65%, 03/01/30 (a)	100,000	94,519
2.25%, 09/01/30 (a)	50,000	45,942
FirstEnergy Transmission LLC
4.55%, 01/15/30 (a)	50,000	50,745
Florida Power & Light Co.
5.05%, 04/01/28 (a)	150,000	153,837
4.40%, 05/15/28 (a)	100,000	101,334
5.15%, 06/15/29 (a)	100,000	104,130
4.63%, 05/15/30 (a)	50,000	51,277
Georgia Power Co.
3.25%, 03/30/27 (a)	50,000	49,755
4.65%, 05/16/28 (a)	100,000	101,667
4.00%, 10/01/28 (a)	100,000	100,557
2.65%, 09/15/29 (a)	100,000	95,882
4.55%, 03/15/30 (a)	100,000	102,018
Indiana Michigan Power Co.
3.85%, 05/15/28 (a)	100,000	100,043
Interstate Power & Light Co.
4.10%, 09/26/28 (a)	100,000	100,414
3.60%, 04/01/29 (a)	100,000	99,167
2.30%, 06/01/30 (a)	50,000	46,678
IPALCO Enterprises, Inc.
4.25%, 05/01/30 (a)	100,000	98,980
ITC Holdings Corp.
3.35%, 11/15/27 (a)	150,000	148,627
Jersey Central Power & Light Co.
4.15%, 01/15/29 (a)(d)	50,000	50,157
4.40%, 01/15/31 (a)(d)	70,000	70,428
MidAmerican Energy Co.
3.65%, 04/15/29 (a)	100,000	99,547
National Grid PLC
5.60%, 06/12/28 (a)	150,000	155,185
National Rural Utilities Cooperative Finance Corp.
5.10%, 05/06/27 (a)	50,000	50,699
4.12%, 09/16/27 (a)	100,000	100,491
3.95%, 12/10/27	100,000	100,351
3.40%, 02/07/28 (a)	125,000	124,201
4.75%, 02/07/28 (a)	100,000	101,744
4.80%, 03/15/28 (a)	100,000	101,915
4.15%, 08/25/28 (a)	90,000	90,645
5.05%, 09/15/28 (a)	75,000	77,060
4.85%, 02/07/29 (a)	125,000	128,382
3.70%, 03/15/29 (a)	75,000	74,649
4.95%, 02/07/30 (a)	75,000	77,691
2.40%, 03/15/30 (a)	100,000	94,094
4.30%, 12/10/30 (a)	100,000	100,925
7.13%, 09/15/53 (a)(b)	100,000	104,931
Nevada Power Co.
3.70%, 05/01/29 (a)	200,000	198,684
2.40%, 05/01/30 (a)	50,000	46,767
6.25%, 05/15/55 (a)(b)	50,000	50,713
NextEra Energy Capital Holdings, Inc.
3.55%, 05/01/27 (a)	250,000	249,120
4.63%, 07/15/27 (a)	250,000	252,385
4.69%, 09/01/27	270,000	273,118
4.85%, 02/04/28	100,000	101,843
4.90%, 02/28/28 (a)	200,000	203,656
1.90%, 06/15/28 (a)	225,000	215,442
4.90%, 03/15/29 (a)	200,000	205,444
3.50%, 04/01/29 (a)	75,000	73,997
2.75%, 11/01/29 (a)	125,000	119,867
5.00%, 02/28/30 (a)(e)	150,000	155,232
5.05%, 03/15/30 (a)	100,000	103,668
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.25%, 06/01/30 (a)	230,000	213,415
6.70%, 09/01/54 (a)(b)	100,000	103,914
6.38%, 08/15/55 (a)(b)	200,000	208,036
4.80%, 12/01/77 (a)(b)	100,000	99,227
5.65%, 05/01/79 (a)(b)	75,000	76,033
3.80%, 03/15/82 (a)(b)	100,000	98,639
NSTAR Electric Co.
3.20%, 05/15/27 (a)	150,000	149,137
4.85%, 03/01/30 (a)	100,000	102,972
3.95%, 04/01/30 (a)	75,000	74,702
OGE Energy Corp.
5.45%, 05/15/29 (a)	75,000	78,205
Ohio Power Co.
2.60%, 04/01/30 (a)	50,000	47,243
1.63%, 01/15/31 (a)	50,000	44,331
Oklahoma Gas & Electric Co.
3.30%, 03/15/30 (a)	100,000	97,141
Oncor Electric Delivery Co. LLC
4.50%, 03/20/27 (d)	100,000	100,870
3.70%, 11/15/28 (a)	100,000	99,581
5.75%, 03/15/29 (a)	75,000	78,746
4.65%, 11/01/29 (a)	75,000	76,735
2.75%, 05/15/30 (a)	100,000	95,462
Pacific Gas & Electric Co.
3.30%, 03/15/27 (a)	50,000	49,640
5.45%, 06/15/27 (a)	100,000	101,652
2.10%, 08/01/27 (a)	150,000	146,193
3.30%, 12/01/27 (a)	150,000	148,159
5.00%, 06/04/28 (a)	50,000	50,941
3.00%, 06/15/28 (a)	100,000	97,719
3.75%, 07/01/28	100,000	99,379
4.65%, 08/01/28 (a)	100,000	101,259
6.10%, 01/15/29 (a)	150,000	157,635
4.20%, 03/01/29 (a)	50,000	50,056
5.55%, 05/15/29 (a)	125,000	129,987
4.55%, 07/01/30 (a)	450,000	452,128
2.50%, 02/01/31 (a)	275,000	251,485
PacifiCorp
5.10%, 02/15/29 (a)	75,000	77,152
3.50%, 06/15/29 (a)	50,000	49,018
2.70%, 09/15/30 (a)	50,000	46,643
5.30%, 02/15/31 (a)	100,000	103,813
Pinnacle West Capital Corp.
5.15%, 05/15/30 (a)	100,000	103,654
PPL Capital Funding, Inc.
4.13%, 04/15/30 (a)	60,000	60,088
Public Service Co. of Colorado
1.90%, 01/15/31 (a)	50,000	45,058
Public Service Co. of New Hampshire
4.40%, 07/01/28	40,000	40,530
Public Service Electric & Gas Co.
3.70%, 05/01/28 (a)	75,000	74,835
3.20%, 05/15/29 (a)	100,000	98,147
4.20%, 01/01/31 (a)	70,000	70,521
Public Service Enterprise Group, Inc.
5.85%, 11/15/27 (a)	100,000	103,133
5.88%, 10/15/28 (a)	100,000	104,511
5.20%, 04/01/29 (a)	100,000	103,378
4.90%, 03/15/30 (a)	100,000	102,951
1.60%, 08/15/30 (a)	60,000	53,819
Puget Energy, Inc.
2.38%, 06/15/28 (a)	100,000	96,394
4.10%, 06/15/30 (a)	70,000	69,138
See financial notes

Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
San Diego Gas & Electric Co.
4.95%, 08/15/28 (a)	100,000	102,661
1.70%, 10/01/30 (a)	100,000	90,107
Sierra Pacific Power Co.
6.20%, 12/15/55 (a)(b)	50,000	49,784
Southern California Edison Co.
4.70%, 06/01/27 (a)	150,000	151,203
3.65%, 03/01/28 (a)	200,000	198,664
5.30%, 03/01/28 (a)	125,000	127,929
5.65%, 10/01/28 (a)	100,000	103,772
4.20%, 03/01/29 (a)	75,000	75,099
5.15%, 06/01/29 (a)	75,000	77,166
2.85%, 08/01/29 (a)	100,000	95,797
5.25%, 03/15/30 (a)	100,000	103,463
2.25%, 06/01/30 (a)	60,000	55,202
Southern Co.
5.11%, 08/01/27 (g)	100,000	101,661
4.85%, 06/15/28 (a)	100,000	102,025
5.50%, 03/15/29 (a)	150,000	156,348
3.70%, 04/30/30 (a)	150,000	147,747
Southern Power Co.
4.25%, 10/01/30 (a)	80,000	80,406
Southwestern Electric Power Co.
4.10%, 09/15/28 (a)	100,000	100,228
System Energy Resources, Inc.
6.00%, 04/15/28 (a)	100,000	103,819
Tampa Electric Co.
4.90%, 03/01/29 (a)	75,000	77,042
Tucson Electric Power Co.
1.50%, 08/01/30 (a)	30,000	26,837
Union Electric Co.
3.50%, 03/15/29 (a)	75,000	74,226
2.95%, 03/15/30 (a)	100,000	96,138
Virginia Electric & Power Co.
3.50%, 03/15/27 (a)	100,000	99,664
3.75%, 05/15/27 (a)	150,000	149,947
3.80%, 04/01/28 (a)	100,000	99,916
2.88%, 07/15/29 (a)	75,000	72,566
WEC Energy Group, Inc.
5.15%, 10/01/27 (a)	50,000	50,912
1.38%, 10/15/27 (a)	150,000	144,234
4.75%, 01/15/28 (a)	100,000	101,576
2.20%, 12/15/28 (a)	75,000	71,674
1.80%, 10/15/30 (a)	40,000	36,009
Wisconsin Electric Power Co.
5.00%, 05/15/29 (a)	50,000	51,656
4.15%, 10/15/30 (a)	70,000	70,417
Wisconsin Public Service Corp.
4.25%, 01/15/31 (a)	40,000	40,377
Xcel Energy, Inc.
1.75%, 03/15/27 (a)	100,000	97,820
4.00%, 06/15/28 (a)	100,000	100,211
2.60%, 12/01/29 (a)	75,000	71,182
3.40%, 06/01/30 (a)	70,000	67,978
		25,154,928
Natural Gas 0.2%
Atmos Energy Corp.
3.00%, 06/15/27 (a)	75,000	74,416
2.63%, 09/15/29 (a)	100,000	96,069
1.50%, 01/15/31 (a)	70,000	62,336
CenterPoint Energy Resources Corp.
5.25%, 03/01/28 (a)	200,000	205,346
1.75%, 10/01/30 (a)	60,000	54,125
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
NiSource, Inc.
3.49%, 05/15/27 (a)	100,000	99,498
5.25%, 03/30/28 (a)	150,000	153,793
5.20%, 07/01/29 (a)	100,000	103,553
2.95%, 09/01/29 (a)	100,000	96,655
3.60%, 05/01/30 (a)	100,000	98,160
1.70%, 02/15/31 (a)	75,000	66,516
6.95%, 11/30/54 (a)(b)	75,000	78,448
ONE Gas, Inc.
5.10%, 04/01/29 (a)	75,000	77,566
Piedmont Natural Gas Co., Inc.
3.50%, 06/01/29 (a)	75,000	74,026
Sempra
3.25%, 06/15/27 (a)	100,000	99,126
3.40%, 02/01/28 (a)	150,000	148,465
3.70%, 04/01/29 (a)	75,000	74,237
4.13%, 04/01/52 (a)(b)	200,000	197,644
6.88%, 10/01/54 (a)(b)	150,000	154,698
6.63%, 04/01/55 (a)(b)	50,000	50,895
Southern California Gas Co.
2.95%, 04/15/27 (a)	100,000	99,068
2.55%, 02/01/30 (a)	100,000	94,923
Southern Co. Gas Capital Corp.
4.05%, 09/15/28 (a)	60,000	60,193
1.75%, 01/15/31 (a)	60,000	53,690
Southwest Gas Corp.
5.45%, 03/23/28 (a)	100,000	102,807
3.70%, 04/01/28 (a)	50,000	49,855
2.20%, 06/15/30 (a)	50,000	46,209
		2,572,317
Utility Other 0.0%
American Water Capital Corp.
2.95%, 09/01/27 (a)	100,000	98,857
3.75%, 09/01/28 (a)	100,000	99,913
2.80%, 05/01/30 (a)	100,000	95,669
Essential Utilities, Inc.
4.80%, 08/15/27 (a)	50,000	50,575
3.57%, 05/01/29 (a)	75,000	73,962
2.70%, 04/15/30 (a)	50,000	47,339
United Utilities PLC
6.88%, 08/15/28	75,000	79,866
		546,181
		28,273,426
Total Corporates (Cost $399,114,363)		406,566,405

TREASURIES 68.6% OF NET ASSETS
U.S. Treasury Bonds
6.38%, 08/15/27	999,800	1,041,569
6.13%, 11/15/27	1,100,000	1,149,307
5.50%, 08/15/28	800,000	839,563
5.25%, 11/15/28	1,300,000	1,362,004
5.25%, 02/15/29	700,000	737,734
6.13%, 08/15/29	500,000	543,535
6.25%, 05/15/30	1,000,000	1,107,617
5.38%, 02/15/31	1,300,000	1,407,859
U.S. Treasury Notes
4.25%, 03/15/27	7,425,200	7,481,324
0.63%, 03/31/27	3,100,200	3,007,133
2.50%, 03/31/27	6,800,200	6,728,878
3.88%, 03/31/27	9,250,000	9,286,494
4.50%, 04/15/27	8,150,200	8,239,820
See financial notes
Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
0.50%, 04/30/27	4,100,200	3,963,019
2.75%, 04/30/27	6,400,200	6,347,323
3.75%, 04/30/27	9,650,000	9,678,837
2.38%, 05/15/27	7,200,000	7,106,203
4.50%, 05/15/27	7,800,000	7,892,320
0.50%, 05/31/27	4,299,800	4,145,528
2.63%, 05/31/27	6,500,000	6,432,461
3.88%, 05/31/27	9,600,000	9,646,500
4.63%, 06/15/27	8,000,000	8,115,938
0.50%, 06/30/27	5,049,800	4,857,474
3.25%, 06/30/27	6,650,000	6,632,726
3.75%, 06/30/27	9,800,000	9,837,516
4.38%, 07/15/27	8,100,000	8,200,459
0.38%, 07/31/27	5,899,800	5,652,285
2.75%, 07/31/27	6,500,000	6,438,301
3.88%, 07/31/27	9,750,000	9,807,891
2.25%, 08/15/27	5,750,000	5,654,092
3.75%, 08/15/27	7,900,000	7,934,562
0.50%, 08/31/27	4,900,000	4,692,994
3.13%, 08/31/27	6,100,000	6,072,955
3.63%, 08/31/27	9,400,000	9,425,703
3.38%, 09/15/27	8,000,000	7,993,438
0.38%, 09/30/27	6,750,000	6,437,417
3.50%, 09/30/27	10,200,000	10,211,754
4.13%, 09/30/27	6,100,000	6,165,408
3.88%, 10/15/27	8,200,000	8,258,297
0.50%, 10/31/27	6,300,000	6,005,795
3.50%, 10/31/27	9,550,000	9,561,751
4.13%, 10/31/27	5,900,000	5,966,721
2.25%, 11/15/27	6,000,000	5,885,625
4.13%, 11/15/27	8,150,000	8,245,349
0.63%, 11/30/27	6,700,000	6,387,508
3.38%, 11/30/27	11,875,000	11,868,738
3.88%, 11/30/27	6,150,000	6,198,167
4.00%, 12/15/27	8,020,000	8,102,550
0.63%, 12/31/27	7,750,000	7,372,793
3.38%, 12/31/27	14,900,000	14,893,598
3.88%, 12/31/27	5,725,000	5,772,857
4.25%, 01/15/28	8,150,000	8,274,638
0.75%, 01/31/28	8,400,000	7,992,961
3.50%, 01/31/28	15,700,000	15,731,277
2.75%, 02/15/28	8,150,000	8,053,856
4.25%, 02/15/28	7,650,000	7,773,864
1.13%, 02/29/28	8,100,000	7,750,055
3.38%, 02/29/28	10,200,000	10,197,809
4.00%, 02/29/28	5,250,000	5,311,216
3.88%, 03/15/28	7,500,000	7,572,363
1.25%, 03/31/28	7,350,000	7,038,199
3.63%, 03/31/28	5,200,000	5,224,578
3.75%, 04/15/28	8,050,000	8,109,117
1.25%, 04/30/28	8,150,000	7,790,572
3.50%, 04/30/28	5,300,000	5,312,215
2.88%, 05/15/28	8,100,000	8,012,988
3.75%, 05/15/28	7,650,000	7,708,570
1.25%, 05/31/28	8,100,000	7,729,805
3.63%, 05/31/28	5,375,000	5,402,925
3.88%, 06/15/28	7,800,000	7,885,312
1.25%, 06/30/28	7,500,000	7,145,508
4.00%, 06/30/28	5,700,000	5,779,711
3.88%, 07/15/28	7,700,000	7,785,422
1.00%, 07/31/28	8,275,000	7,823,107
4.13%, 07/31/28	5,700,000	5,798,637
2.88%, 08/15/28	8,350,000	8,251,496
3.63%, 08/15/28	8,850,000	8,901,510
1.13%, 08/31/28	8,180,000	7,742,562
4.38%, 08/31/28	6,225,000	6,371,628
3.38%, 09/15/28	8,150,000	8,148,090
1.25%, 09/30/28	8,600,000	8,149,844
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.63%, 09/30/28	6,800,000	7,007,453
3.50%, 10/15/28	7,950,000	7,972,049
1.38%, 10/31/28	7,600,000	7,214,359
4.88%, 10/31/28	7,250,000	7,522,158
3.13%, 11/15/28	8,000,000	7,946,875
3.50%, 11/15/28	8,175,000	8,198,950
1.50%, 11/30/28	7,600,000	7,227,422
4.38%, 11/30/28	7,800,000	8,000,180
3.50%, 12/15/28	8,050,000	8,074,213
1.38%, 12/31/28	7,650,000	7,238,812
3.75%, 12/31/28	8,775,000	8,861,036
3.50%, 01/15/29	8,900,000	8,927,465
1.75%, 01/31/29	7,200,000	6,874,313
4.00%, 01/31/29	9,100,000	9,253,207
2.63%, 02/15/29	8,150,000	7,975,539
3.50%, 02/15/29	9,500,000	9,530,801
1.88%, 02/28/29	6,500,000	6,220,957
4.25%, 02/28/29	8,600,000	8,808,617
2.38%, 03/31/29	6,150,000	5,967,182
4.13%, 03/31/29	9,200,000	9,395,141
2.88%, 04/30/29	5,900,000	5,807,121
4.63%, 04/30/29	9,250,000	9,586,035
2.38%, 05/15/29	6,800,000	6,589,891
2.75%, 05/31/29	5,900,000	5,781,309
4.50%, 05/31/29	9,200,000	9,506,187
3.25%, 06/30/29	5,500,000	5,472,070
4.25%, 06/30/29	9,300,000	9,543,035
2.63%, 07/31/29	5,500,000	5,360,996
4.00%, 07/31/29	9,400,000	9,575,148
1.63%, 08/15/29	6,100,000	5,749,965
3.13%, 08/31/29	5,200,000	5,148,406
3.63%, 08/31/29	9,575,000	9,635,966
3.50%, 09/30/29	9,600,000	9,621,375
3.88%, 09/30/29	4,801,000	4,871,702
4.00%, 10/31/29	5,051,000	5,147,679
4.13%, 10/31/29	9,400,000	9,620,680
1.75%, 11/15/29	4,650,000	4,382,080
3.88%, 11/30/29	4,500,000	4,567,324
4.13%, 11/30/29	9,575,000	9,801,658
3.88%, 12/31/29	4,900,000	4,974,074
4.38%, 12/31/29	9,475,000	9,787,009
3.50%, 01/31/30	4,800,000	4,808,250
4.25%, 01/31/30	9,575,000	9,850,655
1.50%, 02/15/30	7,800,000	7,244,250
4.00%, 02/28/30	14,300,000	14,584,883
3.63%, 03/31/30	4,800,000	4,828,875
4.00%, 03/31/30	9,400,000	9,589,836
3.50%, 04/30/30	4,750,000	4,754,824
3.88%, 04/30/30	9,455,000	9,601,626
0.63%, 05/15/30	10,800,000	9,606,516
3.75%, 05/31/30	4,500,000	4,547,461
4.00%, 05/31/30	9,550,000	9,745,477
3.75%, 06/30/30	4,700,000	4,749,937
3.88%, 06/30/30	9,825,000	9,978,516
3.88%, 07/31/30	9,575,000	9,726,479
4.00%, 07/31/30	4,600,000	4,695,773
0.63%, 08/15/30	14,250,000	12,579,522
3.63%, 08/31/30	9,825,000	9,876,812
4.13%, 08/31/30	4,900,000	5,026,328
3.63%, 09/30/30	10,150,000	10,203,525
4.63%, 09/30/30	5,100,000	5,340,457
3.63%, 10/31/30	10,700,000	10,754,336
4.88%, 10/31/30	5,250,000	5,556,797
0.88%, 11/15/30	15,175,000	13,455,957
3.50%, 11/30/30	10,550,000	10,545,879
4.38%, 11/30/30	5,450,000	5,653,311
3.63%, 12/31/30	10,300,000	10,349,488
3.75%, 12/31/30	6,400,000	6,464,750
See financial notes

Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.75%, 01/31/31	10,150,000	10,255,068
4.00%, 01/31/31	5,500,000	5,616,660
1.13%, 02/15/31	14,700,000	13,122,621
3.50%, 02/28/31	12,000,000	11,991,094
4.25%, 02/28/31	5,900,000	6,092,441
Total Treasuries (Cost $1,122,046,452)		1,137,510,368

GOVERNMENT RELATED 6.0% OF NET ASSETS

Agency 2.2%
Foreign 1.3%
Austria 0.1%
Oesterreichische Kontrollbank AG
4.25%, 03/01/28	250,000	253,767
4.00%, 05/28/28	200,000	202,292
4.13%, 01/18/29	200,000	203,686
3.75%, 09/05/29	250,000	252,130
4.50%, 01/24/30	200,000	206,898
3.75%, 09/10/30	200,000	201,604
3.75%, 01/15/31	210,000	211,821
		1,532,198
Canada 0.1%
CI Financial Corp.
3.20%, 12/17/30 (a)	100,000	91,634
Export Development Canada
3.00%, 05/25/27	400,000	397,692
3.75%, 09/07/27	250,000	251,110
3.88%, 02/14/28 (e)	500,000	504,060
4.13%, 02/13/29	500,000	509,740
4.00%, 06/20/30	250,000	254,650
		2,008,886
Germany 0.5%
Kreditanstalt fuer Wiederaufbau
4.38%, 03/01/27 (i)	700,000	705,747
3.00%, 05/20/27 (i)	650,000	646,315
4.00%, 06/28/27 (i)	390,000	392,703
3.50%, 08/27/27 (i)	300,000	300,312
3.75%, 02/15/28 (i)	500,000	503,185
2.88%, 04/03/28 (i)	250,000	247,300
3.88%, 05/15/28 (i)	450,000	454,356
3.88%, 06/15/28 (i)	1,000,000	1,009,870
3.50%, 08/09/28 (i)	390,000	391,240
4.00%, 03/15/29 (i)	1,000,000	1,016,970
1.75%, 09/14/29 (i)	100,000	94,411
4.63%, 03/18/30 (i)	400,000	417,052
3.75%, 07/15/30 (i)	650,000	656,441
0.75%, 09/30/30 (i)	230,000	203,343
4.75%, 10/29/30 (i)	290,000	305,167
Landwirtschaftliche Rentenbank
3.88%, 09/28/27 (i)	200,000	201,286
2.50%, 11/15/27 (i)	200,000	196,890
3.88%, 06/14/28 (i)	200,000	201,890
4.63%, 04/17/29 (i)	100,000	103,438
4.13%, 05/28/30 (i)	300,000	307,020
0.88%, 09/03/30 (i)	170,000	151,412
3.63%, 10/08/30 (i)	200,000	200,814
		8,707,162
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Japan 0.2%
Japan Bank for International Cooperation
2.88%, 06/01/27	400,000	396,424
2.88%, 07/21/27	250,000	247,533
4.63%, 07/22/27	200,000	202,684
2.75%, 11/16/27	250,000	246,503
4.63%, 07/19/28	250,000	255,982
3.25%, 07/20/28	200,000	198,548
3.50%, 10/31/28	200,000	199,608
2.13%, 02/16/29	200,000	191,752
2.00%, 10/17/29	200,000	188,866
1.25%, 01/21/31	200,000	178,212
Japan International Cooperation Agency
2.75%, 04/27/27	200,000	198,056
4.00%, 05/23/28	250,000	251,815
4.75%, 05/21/29	200,000	206,538
4.25%, 05/22/30	200,000	203,878
		3,166,399
Norway 0.1%
Equinor ASA
3.00%, 04/06/27 (a)	100,000	99,414
4.25%, 06/02/28 (a)	100,000	101,106
3.63%, 09/10/28 (a)	250,000	250,060
3.13%, 04/06/30 (a)	250,000	242,572
2.38%, 05/22/30 (a)	100,000	93,984
4.50%, 09/03/30 (a)	150,000	153,338
		940,474
Republic of Korea 0.2%
Export-Import Bank of Korea
2.38%, 04/21/27	200,000	197,274
5.00%, 01/11/28	200,000	204,902
4.63%, 01/14/28	200,000	203,664
5.13%, 09/18/28	200,000	207,250
4.50%, 01/11/29	200,000	204,916
4.88%, 01/14/30	200,000	208,376
3.75%, 09/22/30	200,000	200,330
3.88%, 01/13/31	500,000	504,035
Korea Development Bank
1.38%, 04/25/27	600,000	584,844
4.63%, 02/03/28	200,000	203,698
4.38%, 02/15/28	200,000	202,798
4.50%, 02/15/29	200,000	205,084
4.88%, 02/03/30	200,000	208,336
3.75%, 09/16/30	200,000	200,314
		3,535,821
Sweden 0.1%
Svensk Exportkredit AB
2.25%, 03/22/27	250,000	246,535
3.75%, 09/13/27	200,000	200,734
3.75%, 05/08/28	250,000	251,200
4.13%, 06/14/28	200,000	202,560
4.25%, 02/01/29	200,000	204,152
3.75%, 07/29/30	200,000	201,330
		1,306,511
		21,197,451
U.S. 0.9%
Federal Farm Credit Banks Funding Corp.
4.13%, 03/20/29	500,000	509,535
4.75%, 04/30/29	500,000	519,240
See financial notes
Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Federal Home Loan Banks
1.25%, 12/21/26	3,000,000	2,945,640
4.75%, 04/09/27	2,000,000	2,027,880
4.00%, 06/30/28	2,000,000	2,027,640
3.25%, 11/16/28	1,000,000	997,310
4.13%, 06/14/30	1,000,000	1,023,360
Federal National Mortgage Association
0.75%, 10/08/27	3,000,000	2,876,640
7.25%, 05/15/30	1,000,000	1,146,440
0.88%, 08/05/30	1,964,000	1,756,248
		15,829,933
		37,027,384

Local Authority 0.6%
Foreign 0.5%
Canada 0.5%
Hydro-Quebec
8.50%, 12/01/29	500,000	582,035
Province of Alberta
3.30%, 03/15/28	150,000	149,380
4.50%, 06/26/29	250,000	257,320
1.30%, 07/22/30	275,000	249,186
Province of British Columbia
4.70%, 01/24/28	500,000	510,925
4.80%, 11/15/28	300,000	309,990
4.90%, 04/24/29	400,000	416,160
3.90%, 08/27/30	400,000	404,368
Province of Manitoba
1.50%, 10/25/28	150,000	142,394
Province of Ontario
3.10%, 05/19/27	400,000	398,088
1.05%, 05/21/27	350,000	339,773
4.20%, 01/18/29	400,000	407,632
3.80%, 01/29/29	500,000	504,140
3.70%, 09/17/29	300,000	301,371
2.00%, 10/02/29	175,000	165,875
4.70%, 01/15/30	400,000	415,948
3.90%, 09/04/30	400,000	404,528
1.13%, 10/07/30	150,000	134,133
Province of Quebec
4.50%, 04/03/29	600,000	616,734
7.50%, 09/15/29	100,000	112,850
1.35%, 05/28/30	200,000	181,852
3.88%, 01/14/31	1,000,000	1,008,700
Province of Saskatchewan
3.25%, 06/08/27	225,000	224,017
4.65%, 01/28/30	100,000	103,502
		8,340,901
U.S. 0.1%
Commonwealth of Massachusetts
4.91%, 05/01/29	60,000	61,286
RB Series 2022 A
3.77%, 07/15/29	50,000	50,197
New Jersey Economic Development Authority
Series A
7.43%, 02/15/29	160,000	169,105
Oregon School Boards Association
5.68%, 06/30/28	74,754	76,296
Port Authority of New York & New Jersey
RB 2009 BAB
6.04%, 12/01/29	100,000	107,817
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
State Board of Administration Finance Corp.
Series A
1.71%, 07/01/27	100,000	97,459
Series A
2.15%, 07/01/30	150,000	140,155
State of California
2.50%, 10/01/29	100,000	96,470
4.88%, 09/01/30	50,000	52,525
GO Bonds Series 2021A
1.70%, 02/01/28	125,000	120,807
GO Bonds Series 2024
5.13%, 09/01/29	150,000	157,860
GO Bonds Series A
3.05%, 04/01/29	50,000	49,290
State of Oregon
GO Bonds (Pension Funding) Series 2003
5.89%, 06/01/27	82,784	83,980
State of Wisconsin
3.15%, 05/01/27	100,000	99,459
State Public School Building Authority
RB Series A
5.00%, 09/15/27	19,000	19,358
Texas Department of Transportation State Highway Fund
RB (Build America Bonds) Series B
5.18%, 04/01/30	150,000	154,431
University of California
RB Series 2019 BD
3.35%, 07/01/29	100,000	99,195
RB Series 2020 BG
1.32%, 05/15/27 (a)	150,000	145,975
RB Series BG
1.61%, 05/15/30 (a)	75,000	69,202
		1,850,867
		10,191,768

Sovereign 0.8%
Canada 0.1%
Canada Government International Bonds
3.75%, 04/26/28	600,000	604,080
4.63%, 04/30/29	400,000	414,308
4.00%, 03/18/30	500,000	509,460
		1,527,848
Chile 0.0%
Chile Government International Bonds
3.24%, 02/06/28 (a)	200,000	197,522
4.85%, 01/22/29 (a)	200,000	205,050
2.45%, 01/31/31 (a)	300,000	276,786
		679,358
Indonesia 0.1%
Indonesia Government International Bonds
4.15%, 09/20/27 (a)	200,000	200,796
3.50%, 01/11/28	200,000	198,682
4.55%, 01/11/28 (a)	200,000	202,318
4.10%, 04/24/28	200,000	201,038
3.40%, 09/18/29	200,000	195,582
5.25%, 01/15/30 (a)	200,000	207,412
3.85%, 10/15/30	200,000	197,092
4.35%, 02/21/31 (a)	200,000	200,050
		1,602,970
See financial notes

Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Israel 0.1%
Israel Government International Bonds
5.38%, 03/12/29	500,000	515,190
5.38%, 02/19/30	300,000	310,977
2.75%, 07/03/30	200,000	187,322
4.50%, 01/13/31	300,000	300,768
State of Israel
2.50%, 01/15/30	200,000	186,916
		1,501,173
Italy 0.0%
Republic of Italy Government International Bonds
2.88%, 10/17/29	250,000	242,660
Mexico 0.1%
Mexico Government International Bonds
3.75%, 01/11/28	400,000	397,628
4.50%, 04/22/29	400,000	402,864
5.00%, 05/07/29 (a)	200,000	204,332
3.25%, 04/16/30 (a)	200,000	190,512
6.00%, 05/13/30 (a)	200,000	210,464
		1,405,800
Panama 0.1%
Panama Government International Bonds
8.88%, 09/30/27	200,000	215,046
3.88%, 03/17/28 (a)	200,000	198,686
9.38%, 04/01/29	200,000	230,076
3.16%, 01/23/30 (a)	200,000	190,004
		833,812
Peru 0.0%
Peru Government International Bonds
4.13%, 08/25/27	200,000	201,214
2.84%, 06/20/30	200,000	189,776
2.78%, 01/23/31 (a)	400,000	372,312
		763,302
Philippines 0.1%
Philippines Government International Bonds
3.00%, 02/01/28	200,000	196,950
3.75%, 01/14/29	400,000	397,748
9.50%, 02/02/30	300,000	359,967
4.38%, 03/05/30	200,000	203,394
7.75%, 01/14/31	500,000	579,750
		1,737,809
Poland 0.1%
Republic of Poland Government International Bonds
5.50%, 11/16/27 (a)	200,000	205,972
4.63%, 03/18/29 (a)	200,000	205,108
4.88%, 02/12/30	400,000	414,868
		825,948
Republic of Korea 0.1%
Korea International Bonds
3.63%, 02/12/29	200,000	200,644
2.50%, 06/19/29	200,000	193,396
4.50%, 07/03/29	200,000	205,750
3.63%, 10/29/30	200,000	200,184
		799,974
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Uruguay 0.0%
Uruguay Government International Bonds
4.38%, 10/27/27	200,000	201,594
4.38%, 01/23/31 (a)	350,000	356,314
		557,908
		12,478,562

Supranational* 2.4%
African Development Bank
4.38%, 11/03/27	250,000	253,738
4.38%, 03/14/28	400,000	407,288
3.88%, 06/12/28	260,000	262,460
3.50%, 09/18/29	200,000	200,116
4.00%, 03/18/30	300,000	305,496
Asian Development Bank
3.13%, 08/20/27	500,000	497,830
2.50%, 11/02/27	500,000	492,590
4.38%, 01/14/28	700,000	711,991
2.75%, 01/19/28	500,000	493,950
3.75%, 04/25/28	1,000,000	1,006,820
4.50%, 08/25/28	500,000	513,115
4.38%, 03/06/29	500,000	513,600
1.88%, 03/15/29	200,000	191,178
3.63%, 08/28/29	500,000	502,750
1.75%, 09/19/29	500,000	471,635
1.88%, 01/24/30	200,000	188,342
4.13%, 05/30/30	500,000	512,120
3.75%, 08/28/30	390,000	393,818
0.75%, 10/08/30	120,000	105,978
Asian Infrastructure Investment Bank
3.75%, 09/14/27	250,000	251,140
4.00%, 01/18/28	350,000	353,637
3.63%, 09/15/28	260,000	261,453
4.13%, 01/18/29	450,000	458,676
4.50%, 01/16/30	300,000	310,893
Corp. Andina de Fomento
6.00%, 04/26/27	100,000	102,641
4.13%, 01/07/28	300,000	302,484
4.13%, 06/30/28	100,000	100,942
5.00%, 01/24/29	200,000	207,138
5.00%, 01/22/30	300,000	312,774
Council of Europe Development Bank
4.63%, 06/11/27	100,000	101,422
3.63%, 01/26/28	200,000	200,656
3.63%, 05/08/28	100,000	100,364
4.13%, 01/24/29	200,000	203,812
4.50%, 01/15/30	200,000	207,118
3.75%, 01/14/31	140,000	141,226
European Bank for Reconstruction & Development
4.38%, 03/09/28	500,000	509,140
4.13%, 01/25/29	400,000	407,652
European Investment Bank
2.38%, 05/24/27	500,000	493,600
3.25%, 11/15/27	650,000	648,342
3.88%, 03/15/28	1,000,000	1,009,080
3.88%, 06/15/28	500,000	505,055
4.50%, 10/16/28	750,000	770,812
4.00%, 02/15/29	1,000,000	1,016,570
4.75%, 06/15/29	1,000,000	1,040,620
1.63%, 10/09/29	100,000	93,850
3.75%, 11/15/29	750,000	757,312
4.50%, 03/14/30	1,000,000	1,037,830
3.63%, 07/15/30	550,000	552,684
0.75%, 09/23/30	170,000	150,360
3.88%, 10/15/30	550,000	558,355
See financial notes
Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Inter-American Development Bank
2.38%, 07/07/27	850,000	838,168
0.63%, 09/16/27	200,000	191,604
4.00%, 01/12/28	300,000	303,072
1.13%, 07/20/28	200,000	189,750
3.13%, 09/18/28	200,000	198,690
4.13%, 02/15/29	750,000	764,745
2.25%, 06/18/29	350,000	337,043
3.50%, 09/14/29	300,000	300,351
4.50%, 02/15/30	600,000	622,062
3.75%, 06/14/30	260,000	262,387
1.13%, 01/13/31	490,000	437,408
Inter-American Investment Corp.
4.75%, 09/19/28	200,000	206,176
3.63%, 11/20/28	140,000	140,532
4.25%, 04/01/30	200,000	204,868
International Bank for Reconstruction & Development
3.13%, 06/15/27	600,000	597,324
2.50%, 11/22/27	500,000	492,335
0.75%, 11/24/27	1,000,000	955,560
1.38%, 04/20/28	750,000	718,665
3.63%, 05/05/28	500,000	502,110
3.50%, 07/12/28	550,000	551,386
4.63%, 08/01/28	750,000	771,375
1.13%, 09/13/28	750,000	709,117
3.63%, 09/21/29	300,000	301,623
3.88%, 10/16/29	750,000	760,320
1.75%, 10/23/29	250,000	235,415
3.88%, 02/14/30	700,000	709,877
4.13%, 03/20/30	750,000	767,655
0.88%, 05/14/30	500,000	448,965
4.00%, 07/25/30	400,000	407,868
0.75%, 08/26/30	340,000	301,288
3.50%, 10/28/30	920,000	919,209
4.00%, 01/10/31	700,000	714,196
International Finance Corp.
4.50%, 01/21/28	300,000	305,778
4.50%, 07/13/28	400,000	410,004
3.50%, 01/22/29	280,000	280,703
4.25%, 07/02/29	300,000	307,485
3.88%, 07/02/30	300,000	304,314
0.75%, 08/27/30	110,000	97,461
Japan Bank for International Cooperation
3.88%, 07/03/28	200,000	201,370
Nordic Investment Bank
3.38%, 09/08/27	200,000	199,810
4.38%, 03/14/28	250,000	254,610
4.25%, 02/28/29	200,000	204,654
3.75%, 05/09/30	250,000	252,205
3.75%, 01/23/31	200,000	201,862
		40,073,853
Total Government Related (Cost $98,351,256)		99,771,567

SECURITY	NUMBER OF SHARES	VALUE ($)
Short-Term Investments 0.5% OF NET ASSETS

Money Market Funds 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.63% (j)	6,719,794	6,719,794
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.63% (j)(k)	955,453	955,453
		7,675,247
Total Short-Term Investments (Cost $7,675,247)		7,675,247
Total Investments in Securities (Cost $1,627,187,318)		1,651,523,587

*	Supranational bonds represent the debt of international organizations or institutions such as the World Bank, the International Monetary Fund, regional multilateral development banks and others.
(a)
The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).

(b)
Security is in a fixed-rate coupon period. Based on index eligibility requirements and the fund’s investment objective this security will be removed from the index prior to converting to a floating rate security.

(c)	Issuer is affiliated with the fund’s investment adviser.
(d)
Securities exempt from registration under Rule 144A of the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $2,849,097 or 0.2% of net assets.

(e)	All or a portion of this security is on loan. Securities on loan were valued at $836,785.
(f)	Interest rate is subject to adjustments from time to time if a nationally recognized statistical rating organization downgrades (or subsequently upgrades) the debt rating assigned to the bond.
(g)	Step up bond that pays an initial coupon rate for a set period and increased coupon rates at one or more preset intervals. Rate shown is as of period end.
(h)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(i)	Guaranteed by the Republic of Germany.
(j)	The rate shown is the annualized 7-day yield.
(k)	Security purchased with cash collateral received for securities on loan.

DAC —	Designated Activity Company
GO —	General obligation
RB —	Revenue bond
REIT —	Real Estate Investment Trust
See financial notes

Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab Short-Term Bond Index Fund
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

Below is a summary of the fund’s transactions with affiliated issuers during the period ended February 28, 2026:
SECURITY RATE, MATURITY DATE	VALUE AT 8/31/25	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	ACCRETION OF DISCOUNTS (AMORTIZATION OF PREMIUMS)	VALUE AT 2/28/26	FACE AMOUNT AT 2/28/26	INTEREST INCOME EARNED
CORPORATES 0.1% OF NET ASSETS

Financial Institutions 0.1%
Brokerage/Asset Managers/Exchanges 0.1%
Charles Schwab Corp.
3.20%, 03/02/27(a),(b)	$49,382	$—	$—	$—	$243	$111	$49,736	$50,000	$800
2.45%, 03/03/27(a),(b)	195,446	—	—	—	779	1,255	197,480	200,000	2,450
3.30%, 04/01/27(a),(b)	49,466	—	—	—	233	46	49,745	50,000	825
3.20%, 01/25/28(a),(b)	88,347	—	—	—	135	769	89,251	90,000	1,440
2.00%, 03/20/28(a),(b)	143,071	—	—	—	(297)	2,111	144,885	150,000	1,500
4.00%, 02/01/29(a),(b)	74,998	—	—	—	273	273	75,544	75,000	1,500
5.64%, 05/19/29(a),(b),(c)	156,067	—	—	—	(388)	15	155,694	150,000	4,232
3.25%, 05/22/29(a),(b)	72,995	—	—	—	355	408	73,758	75,000	1,219
2.75%, 10/01/29(a),(b)	47,547	—	—	—	156	399	48,102	50,000	688
6.20%, 11/17/29(a),(b),(c)	186,272	—	—	—	(584)	(379)	185,309	175,000	5,422
4.63%, 03/22/30(a)	51,116	—	—	—	413	(68)	51,461	50,000	1,156
4.34%, 11/14/31(a),(b),(c)	—	120,366	—	—	345	(17)	120,694	120,000	1,317
Total	$1,114,707	$120,366	$—	$—	$1,663	$4,923	$1,241,659		$22,549

(a)	Issuer is affiliated with the fund’s investment adviser.
(b)
The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).

(c)
Security is in a fixed-rate coupon period. Based on index eligibility requirements and the fund’s investment objective this security will be removed from the index prior to converting to a floating rate security.

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2026:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Corporates[1]	$—	$406,566,405	$—	$406,566,405
Treasuries[1]	—	1,137,510,368	—	1,137,510,368
Government Related[1]	—	99,771,567	—	99,771,567
Short-Term Investments[1]	7,675,247	—	—	7,675,247
Total	$7,675,247	$1,643,848,340	$—	$1,651,523,587

[1]	As categorized in the Portfolio Holdings.
See financial notes
Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab Short-Term Bond Index Fund
Statement of Assets and Liabilities

As of February 28, 2026; unaudited
Assets
Investments in securities, at value - affiliated issuers (cost $1,214,950)		$1,241,659
Investments in securities, at value - unaffiliated issuers (cost $1,625,972,368) including securities on loan of $836,785		1,650,281,928
Receivables:
Investments sold		59,202,919
Interest		15,250,610
Fund shares sold		2,902,814
Dividends		14,559
Income from securities on loan	+	871
Total assets		1,728,895,360

Liabilities
Collateral held for securities on loan		955,453
Payables:
Investments bought		64,817,481
Fund shares redeemed		2,072,099
Distributions to shareholders		1,949,339
Investments bought - delayed-delivery		300,130
Investment adviser fees	+	75,762
Total liabilities		70,170,264
Net assets		$1,658,725,096

Net Assets by Source
Capital received from investors		$1,768,975,778
Total distributable loss	+	(110,250,682)
Net assets		$1,658,725,096

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$1,658,725,096		170,458,358		$9.73

See financial notes

Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab Short-Term Bond Index Fund
Statement of Operations

For the period September 1, 2025 through February 28, 2026; unaudited
Investment Income
Interest received from securities - unaffiliated issuers		$32,450,489
Dividends received from securities - unaffiliated issuers		105,183
Interest received from securities - affiliated issuers		27,472
Securities on loan, net	+	4,726
Total investment income		32,587,870

Expenses
Investment adviser fees		470,181
Total expenses	–	470,181
Net investment income		32,117,689

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains on sales of securities - unaffiliated issuers		641,191
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		1,663
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers	+	5,105,762
Net change in unrealized appreciation (depreciation)		5,107,425
Net realized and unrealized gains		5,748,616
Increase in net assets resulting from operations		$37,866,305
See financial notes
Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab Short-Term Bond Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	9/1/25-2/28/26		9/1/24-8/31/25
Net investment income		$32,117,689	$60,443,746
Net realized gains (losses)		641,191	(2,065,542)
Net change in unrealized appreciation (depreciation)	+	5,107,425	9,669,785
Increase in net assets resulting from operations		$37,866,305	$68,047,989

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($32,117,917 )	($60,444,566 )

TRANSACTIONS IN FUND SHARES
	9/1/25-2/28/26			9/1/24-8/31/25
		SHARES	VALUE	SHARES	VALUE
Shares sold		31,697,907	$307,480,282	43,128,811	$414,426,513
Shares reinvested		2,041,178	19,802,537	3,751,874	36,102,565
Shares redeemed	+	(18,585,267)	(180,293,146)	(46,040,034)	(441,804,411)
Net transactions in fund shares		15,153,818	$146,989,673	840,651	$8,724,667

SHARES OUTSTANDING AND NET ASSETS
	9/1/25-2/28/26			9/1/24-8/31/25
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		155,304,540	$1,505,987,035	154,463,889	$1,489,658,945
Total increase	+	15,153,818	152,738,061	840,651	16,328,090
End of period		170,458,358	$1,658,725,096	155,304,540	$1,505,987,035
See financial notes

Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab Taxable Bond Funds
Financial Notes, unaudited

1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Investments (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the operational funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
SCHWAB INVESTMENTS
Schwab Treasury Inflation Protected Securities Index Fund	Schwab California Tax-Free Bond Fund
Schwab U.S. Aggregate Bond Index Fund	Schwab Opportunistic Municipal Bond Fund
Schwab Short-Term Bond Index Fund	Schwab 1000 Index® Fund
Schwab Tax-Free Bond Fund	Schwab Global Real Estate Fund
Each fund offers one share class. Shares are bought and sold at closing net asset value per share, which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law. The "Schwab Funds Complex" includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.
Investment Objectives
The Schwab Treasury Inflation Protected Securities Index Fund’s goal is to track as closely as possible, before fees and expenses, the total return of an index composed of inflation-protected U.S. Treasury securities.
The Schwab U.S. Aggregate Bond Index Fund’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of the broad U.S. investment-grade bond market.
The Schwab Short-Term Bond Index Fund’s goal is to track as closely as possible, before fees and expenses, the total return of an index composed of U.S. investment grade government related and corporate bonds with maturities between 1-5 years.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification (ASC) Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The funds may invest in mutual funds and exchange-traded funds, which are referred to as "underlying funds." For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports and holdings and financial statements, which are filed in Form N-CSR with the U.S. Securities and Exchange Commission (SEC) and available on the SEC’s website at www.sec.gov.
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board of Trustees oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in each fund’s portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Bonds and notes: Fixed income investments are generally valued using an evaluated price at the mid-point of the bid/ask spread provided by an approved, independent pricing service (mid-price). To determine the evaluated mid-price, a pricing service may use a variety of techniques and inputs. Techniques may include, but are not limited to, spread models that
Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab Taxable Bond Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
calculate an investment-specific price relative to a benchmark or yield curve models that establish a price based on yields of comparable bonds along a range of maturities. Inputs differ by valuation approach and techniques, as appropriate, and examples of inputs may include, but are not limited to, interest rates, market conditions, comparable bonds, market trades, projected cash flows, credit reviews and issuer news.
● Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
● Short-term securities (60 days or less to maturity): Securities with remaining maturities of 60 days or less are generally valued at an evaluated price; however, such securities may be valued at their amortized cost if it approximates the security’s fair value.
● Mutual funds: Mutual funds are valued at their respective net asset values.
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value a fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds and futures contracts. Mutual funds and exchange-traded funds are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2, or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab Taxable Bond Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
The levels associated with valuing the funds’ investments are disclosed in each fund’s Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures contracts are traded publicly on exchanges, and their value may change daily.
Inflation-Protected Securities: The Schwab Treasury Inflation Protected Securities Index Fund invests in U.S. Treasury inflation-protected securities (TIPS). Inflation-protected securities are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these instruments is generally fixed at issuance at a rate lower than typical bonds or notes. Over the life of an inflation-indexed instrument, however, interest will be paid based on a principal value, which is adjusted for any inflation or deflation. Any increase or decrease in the principal amount of an inflation-protected security will be included as an addition or reduction to interest income in the fund’s Statement of Operations, even though investors do not receive their principal until maturity.
TBA Commitments: The Schwab U.S. Aggregate Bond Index Fund may enter into “TBA” (to-be-announced) commitments to purchase or sell securities for a fixed price at a future date. Payments or proceeds of TBA commitments are not delivered until the contractual settlement date. Unsettled TBA commitments are valued at the current market value generally according to the procedures described above in the Security Valuation section. The fund’s use of TBA commitments may cause the fund to experience higher portfolio turnover and higher transaction costs.
Agency MBS and TBA Transactions: Under Financial Industry Regulatory Authority Rule 4210, broker-dealers are required to collect margin from most customers, such as funds, for the majority of covered agency transactions, including TBAs. The Schwab U.S. Aggregate Bond Index Fund posts and receives variation margin with certain counterparties in instances where the unrealized gain (loss) on such transactions exceeds certain pre-determined thresholds. The variation margin, if any, is disclosed in the Statement of Assets and Liabilities.
Delayed-Delivery Transactions and When-Issued Securities: The funds may transact in securities on a delayed-delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed-delivery or when-issued basis are identified as such in each fund’s Portfolio Holdings, if any. The funds may receive compensation for interest forgone in the purchase of a delayed-delivery or when-issued security. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors. The funds comply with Rule 18f-4 under the 1940 Act, the funds operate as limited derivatives users, with respect to purchase commitments held within the funds, portfolio securities are no longer required to be segregated as collateral with a value at least equal to the amount of a purchase commitment and the funds’ exposure is monitored under a derivatives risk management program.
Securities Lending: Under the trust’s Securities Lending Program, a fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides a fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating pursuant to Rule 2a-7 under the 1940 Act. Each fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreement allow the funds or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement. Securities lending income, as disclosed in each fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between a fund and the lending agent. The aggregate market value of securities loaned will not at any time exceed one-third of the total assets of a fund, including collateral received from the loan. Securities lending fees paid to the unaffiliated lending agent start at 9% of gross lending
Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab Taxable Bond Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
revenue, with subsequent breakpoints to a low of 5%. In this context, the gross lending revenue equals the income received from the investment of cash collateral and fees paid by borrowers less any rebates paid to the borrowers. Any expenses charged by the cash collateral fund are in addition to these fees. All remaining revenue is retained by the fund, as applicable. No portion of lending revenue is paid to or retained by the investment adviser or any of its affiliates.
As of February 28, 2026, the Schwab U.S. Aggregate Bond Index Fund and Schwab Short-Term Bond Index Fund had securities on loan, all of which were classified as corporate bonds and government related securities. The value of securities on loan and the related collateral as of February 28, 2026, are disclosed in each fund’s Portfolio Holdings and Statement of Assets and Liabilities.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved. Gains and losses from paydowns on mortgage and asset backed securities are recorded as adjustments to interest income.
When a fund closes out a futures contract position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.
(d) Investment Income:
Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. Certain securities may be callable (meaning that the issuer has the option to pay it off before its maturity date). The fund amortizes the premium and accretes the discount on each callable security to the security’s maturity date, except when the purchase price is higher than the call price at the security’s call date (in which case the premium is amortized to the call date). Any increase or decrease in the principal amount of an inflation-protected security is included as an addition or reduction to interest income in the Statement of Operations; such adjustments may have a significant impact on a fund’s distributions. Dividends and distributions from underlying funds are recorded on the date they are effective (the ex-dividend date). Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
(e) Expenses:
Pursuant to the Amended and Restated Investment Advisory and Administration Agreement between the investment adviser and the Schwab Treasury Inflation Protected Securities Index Fund and the Investment Advisory and Administration Agreement between the investment adviser and the Schwab U.S. Aggregate Bond Index Fund and Schwab Short-Term Bond Index Fund, the investment adviser pays the operating expenses of the funds, excluding acquired fund fees and expenses, taxes, any brokerage expenses, and extraordinary or non-routine expenses. Taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to a fund are charged directly to the fund. Acquired fund fees and expenses are indirect expenses incurred by a fund through its investments in underlying funds and are reflected in the net asset values of the underlying funds.
(f) U.S. Treasury, Agency Debt & Agency MBS Charges:
Due to market conditions or other reasons, delivery of U.S. Treasury securities, agency debt and agency MBS may not occur on a timely basis. In these instances, a fund may fail to receive a security purchased causing the fund to be unable to deliver a security sold. The Treasury Market Practices Group of the Federal Reserve Bank of New York recommends voluntary fail charges when securities are not delivered as agreed by the parties. These fail charges, if any, are included in net realized gains (losses) on sales of securities — unaffiliated issuers in each fund’s Statement of Operations.
(g) Distributions to Shareholders:
The funds, except the Schwab Treasury Inflation Protected Securities Index Fund, declare distributions from net investment income, if any, every day they are open for business. These distributions, which are substantially equal to a fund’s net investment income for that day, are paid out to shareholders once a month. The Schwab Treasury Inflation Protected Securities Index Fund declares and pays distributions from net investment income, if any, quarterly. The funds make distributions from net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.

Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab Taxable Bond Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(h) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(i) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax. The funds did not pay any federal taxes during the period.
(j) Segment Reporting:
An operating segment is defined in ASC Topic 280 Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.
The management committee of each fund’s investment adviser acts as the funds’ CODM. The CODM has determined that each fund operates as a single operating segment given each fund has a single defined investment strategy disclosed in its respective prospectus. The discrete financial information in the form of each fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, shares sold and shares redeemed), which is used by the CODM to assess performance against the prospectus and to make resource allocation decisions with respect to the funds, is presented within each fund’s financial statements.
(k) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.

3. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to the Amended and Restated Investment Advisory and Administration Agreement between the investment adviser and the trust.
For its advisory and administrative services to the funds, the investment adviser is entitled to receive an annual fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:
SCHWAB TREASURY INFLATION PROTECTED SECURITIES INDEX FUND	SCHWAB U.S. AGGREGATE BOND INDEX FUND	SCHWAB SHORT-TERM BOND INDEX FUND
0.05%	0.04%	0.06%
Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab Taxable Bond Funds
Financial Notes, unaudited (continued)

3. Affiliates and Affiliated Transactions (continued):
Investments from Affiliates
Funds in the Schwab Funds Complex may own shares of other funds in the Schwab Funds Complex. The table below reflects the percentage of shares of each fund in this report that is owned by other funds in the Schwab Funds Complex as of February 28, 2026, as applicable:
UNDERLYING FUNDS
	SCHWAB TREASURY INFLATION PROTECTED SECURITIES INDEX FUND	SCHWAB U.S. AGGREGATE BOND INDEX FUND	SCHWAB SHORT-TERM BOND INDEX FUND
Schwab Balanced Fund	— %	4.6%	— %
Schwab MarketTrack Balanced Portfolio	— %	3.3%	1.6%
Schwab MarketTrack Conservative Portfolio	— %	1.7%	0.8%
Schwab MarketTrack Growth Portfolio	— %	2.9%	— %
Schwab Monthly Income Fund - Flexible Payout	— %	0.2%	— %
Schwab Monthly Income Fund - Income Payout	— %	0.3%	— %
Schwab Monthly Income Fund - Target Payout	— %	0.2%	— %
Schwab Target 2010 Fund	0.1%	0.2%	0.2%
Schwab Target 2015 Fund	0.1%	0.2%	0.2%
Schwab Target 2020 Fund	0.6%	1.2%	1.3%
Schwab Target 2025 Fund	0.8%	1.6%	1.7%
Schwab Target 2030 Fund	0.9%	2.9%	3.1%
Schwab Target 2035 Fund	0.2%	1.4%	1.4%
Schwab Target 2040 Fund	— %	1.7%	1.8%
Schwab Target 2045 Fund	— %	0.3%	0.3%
Schwab Target 2050 Fund	— %	0.2%	0.2%
Schwab Target 2055 Fund	— %	0.1%	0.1%
Schwab Target 2060 Fund	— %	0.0%*	0.0%*
Schwab Target 2065 Fund	— %	0.0%*	0.0%*
Schwab Target 2070 Fund	— %	0.0%*	0.0%*

*	Less than 0.05%
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Schwab Funds Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board of Trustees. The funds had no interfund borrowing or lending activity during the period.

4. Board of Trustees:
The Board of Trustees may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The funds did not pay any interested persons or non-interested persons (independent trustees). The independent trustees are paid by the investment adviser pursuant to the Advisory Agreement where the investment adviser pays the operational expenses of each fund which includes trustee fees.

Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab Taxable Bond Funds
Financial Notes, unaudited (continued)

 5. Borrowing from Banks:
During the period, the funds were participants with other funds in the Schwab Funds Complex in a joint, syndicated, committed $1.2 billion line of credit (the Syndicated Credit Facility), which matured on September 25, 2025. On September 25, 2025, the Syndicated Credit Facility was amended to run for a new 28 day period with the line of credit amount remaining unchanged, maturing on October 23, 2025. On October 23, 2025, the Syndicated Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on October 22, 2026. Under the terms of the Syndicated Credit Facility, in addition to the investment adviser paying the interest charged on any borrowings by a fund, the investment adviser paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the funds were participants with other funds in the Schwab Funds Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility) with State Street Bank and Trust Company, which matured on September 25, 2025. On September 25, 2025, the Uncommitted Credit Facility was amended to run for a new 28 day period with the line of credit amount remaining unchanged, maturing on October 23, 2025. On October 23, 2025, the Uncommitted Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on October 22, 2026. Under the terms of the Uncommitted Credit Facility, the investment adviser pays interest on the amount a fund borrows. There were no borrowings by any of the funds from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is paid by the investment adviser, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

6. Purchases and Sales/Maturities of Investment Securities:
For the period ended February 28, 2026, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:
	PURCHASES OF LONG-TERM U.S. GOVERNMENT SECURITIES*	PURCHASES OF OTHER LONG-TERM SECURITIES	TOTAL PURCHASES OF LONG-TERM SECURITIES
Schwab Treasury Inflation Protected Securities Index Fund	$700,719,527	$—	$700,719,527
Schwab U.S. Aggregate Bond Index Fund	1,286,752,656	266,321,879	1,553,074,535
Schwab Short-Term Bond Index Fund	360,532,999	107,465,556	467,998,555
	SALES/MATURITIES OF LONG-TERM U.S. GOVERNMENT SECURITIES*	SALES/MATURITIES OF OTHER LONG-TERM SECURITIES	TOTAL SALES/MATURITIES OF LONG-TERM SECURITIES
Schwab Treasury Inflation Protected Securities Index Fund	$410,839,455	$—	$410,839,455
Schwab U.S. Aggregate Bond Index Fund	911,881,518	102,113,820	1,013,995,338
Schwab Short-Term Bond Index Fund	255,882,831	68,878,916	324,761,747
*
Includes securities guaranteed by U.S. Government Agencies.

7. Federal Income Taxes:
As of February 28, 2026, the tax basis cost of the funds’ investments and gross unrealized appreciation and depreciation were as follows:
	TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
Schwab Treasury Inflation Protected Securities Index Fund	$3,154,448,760	$—	($117,834,253 )	($117,834,253 )
Schwab U.S. Aggregate Bond Index Fund	6,238,533,359	46,769,280	(218,754,903)	(171,985,623)
Schwab Short-Term Bond Index Fund	1,627,997,396	23,700,436	(174,245)	23,526,191
The primary difference between book basis and tax basis unrealized appreciation or unrealized depreciation of investments is the tax deferral of losses on wash sales. The tax cost of the funds’ investments, disclosed above, have been adjusted from their book amounts to reflect these unrealized appreciation or depreciation differences, as applicable.
Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Schwab Taxable Bond Funds
Financial Notes, unaudited (continued)

7. Federal Income Taxes (continued):
Capital loss carryforwards have no expiration and may be used to offset future realized capital gains for federal income tax purposes. As of August 31, 2025, the funds had capital loss carryforwards available as follows:

Schwab Treasury Inflation Protected Securities Index Fund	$213,560,799
Schwab U.S. Aggregate Bond Index Fund	396,765,011
Schwab Short-Term Bond Index Fund	134,171,293
The tax basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of February 28, 2026. The tax basis components of distributions paid during the fiscal year ended August 31, 2025, were as follows:
PRIOR FISCAL YEAR END DISTRIBUTIONS
ORDINARY INCOME
Schwab Treasury Inflation Protected Securities Index Fund	$88,811,994
Schwab U.S. Aggregate Bond Index Fund	214,213,453
Schwab Short-Term Bond Index Fund	60,444,566
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts in the financial statements. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
As of August 31, 2025, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. During the fiscal year ended August 31, 2025, the funds did not incur any interest or penalties.

8. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.
Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The remuneration paid to directors, officers and others are included under Item 7 (Financial Statements and Financial Highlights for Open-End Management Investment Companies).
Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable.

Schwab Taxable Bond Funds | Semiannual Holdings and Financial Statements

MFR13480-30
00323327

Semiannual Holdings and Financial Statements | February 28, 2026
Schwab Municipal Bond Funds

Schwab Tax-Free Bond Fund	SWNTX
Schwab California Tax-Free Bond Fund	SWCAX
Schwab Opportunistic Municipal Bond Fund	SWHYX

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset Management®
Distributor: Charles Schwab & Co., Inc. (Schwab)

Schwab Municipal Bond Funds | Semiannual Holdings and Financial Statements
1

Schwab Tax-Free Bond Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	9/1/25– 2/28/26*	9/1/24– 8/31/25	9/1/23– 8/31/24	9/1/22– 8/31/23	9/1/21– 8/31/22	9/1/20– 8/31/21
Per-Share Data
Net asset value at beginning of period	$10.68	$11.05	$10.82	$10.93	$12.22	$12.13
Income (loss) from investment operations:
Net investment income (loss)[1]	0.19	0.39	0.37	0.32	0.22	0.21
Net realized and unrealized gains (losses)	0.44	(0.38)	0.23	(0.11)	(1.24)	0.16
Total from investment operations	0.63	0.01	0.60	0.21	(1.02)	0.37
Less distributions:
Distributions from net investment income	(0.19)	(0.38)	(0.37)	(0.32)	(0.22)	(0.21)
Distributions from net realized gains	—	—	—	—	(0.05)	(0.07)
Total distributions	(0.19)	(0.38)	(0.37)	(0.32)	(0.27)	(0.28)
Net asset value at end of period	$11.12	$10.68	$11.05	$10.82	$10.93	$12.22
Total return	5.94%[2]	0.14%	5.64%	1.93%	(8.48%)	3.03%
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses	0.38%[3]	0.38%	0.38%	0.38%	0.48%[4,5]	0.49%
Total expenses	0.40%[3]	0.41%	0.41%	0.41%	0.53%[5]	0.55%
Net investment income (loss)	3.52%[3]	3.56%	3.39%	2.92%	1.88%	1.72%
Portfolio turnover rate	15%[2,6]	49%[6]	127%[7]	101%[7]	87%[7]	53%[7]
Net assets, end of period (x 1,000,000)	$619	$541	$592	$546	$543	$801

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Annualized.
[4]	Effective July 1, 2022, the net operating expense limitation was lowered from 0.49% to 0.38%. The ratio presented for the year ended August 31, 2022, is a blended ratio.
[5]	Ratio includes less than 0.005% of non-routine proxy expenses.
[6]	Portfolio turnover rate excludes variable rate demand note transactions.
[7]
In the period ended August 31, 2025, variable rate demand notes are excluded from the portfolio turnover rate.  In applying a similar exclusion for the periods ended
August 31, 2024, August 31, 2023, August 31, 2022, and August 31, 2021, portfolio turnover rates would have been 50%, 50%, 42%, and 28%, respectively.

See financial notes
2
Schwab Municipal Bond Funds | Semiannual Holdings and Financial Statements

Schwab Tax-Free Bond Fund
Portfolio Holdings  as of February 28, 2026 (Unaudited)

For fixed rate securities, the rate shown is the interest rate (the rate established when the security was issued). For variable rate securities, the rate shown is the rate as of the report date based on each security’s rate reset date and when a security is purchased with a zero coupon rate, the effective yield at the time of purchase is shown. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
MUNICIPAL SECURITIES 100.4% OF NET ASSETS
ALABAMA 4.8%
Auburn University
Refunding RB Series 2025B	5.00%	06/01/29	500,000	544,340
Refunding RB Series 2025B	5.00%	06/01/30	1,000,000	1,113,001
Refunding RB Series 2025B	5.00%	06/01/31	1,000,000	1,135,570
Refunding RB Series 2025B	5.00%	06/01/32 (a)	1,000,000	1,156,083
Black Belt Energy Gas District
RB Series 2024B	5.00%	10/01/55 (a)(b)	2,500,000	2,729,053
RB Series 2026E	5.00%	07/01/33 (b)(c)	3,500,000	3,797,288
RB Series 2026F	5.00%	12/01/35 (b)	5,000,000	5,501,818
Refunding RB Series 2022D-1	4.00%	07/01/52 (b)	2,000,000	2,030,258
Refunding RB Series 2025D	5.00%	12/01/55 (a)(b)	2,000,000	2,222,211
County of Jefferson Sewer Revenue
Refunding RB Series 2024	5.25%	10/01/49 (b)	1,500,000	1,581,705
Energy Southeast A Cooperative District
RB Series 2024B	5.25%	07/01/54 (a)(b)	2,000,000	2,209,744
Southeast Alabama Gas Supply District
Refunding RB Series 2024B	5.00%	06/01/49 (a)(b)	1,500,000	1,639,780
Southeast Energy Authority A Cooperative District
RB Series 2021B	4.00%	12/01/51 (a)(b)	2,000,000	2,092,922
RB Series 2022A-1	5.50%	01/01/53 (a)(b)	2,000,000	2,176,946
				29,930,719
ARIZONA 0.8%
Arizona Industrial Development Authority
Equitable School Revolving Fund LLC Obligated Group RB Series 2023A	5.00%	11/01/28 (b)	2,500,000	2,634,306
Salt River Project Agricultural Improvement & Power District
RB Series 2025A	5.00%	01/01/50 (b)	2,000,000	2,100,299
				4,734,605
ARKANSAS 0.2%
Beaver Water District of Benton & Washington Counties
RB Series 2025	5.00%	04/15/35 (b)	500,000	566,831
RB Series 2025	4.50%	04/15/42 (b)	500,000	522,048
				1,088,879
CALIFORNIA 6.9%
Antelope Valley Community College District
GO Bonds Series 2025D	4.66%	08/01/45 (b)(d)	1,000,000	421,854
See financial notes
Schwab Municipal Bond Funds | Semiannual Holdings and Financial Statements
3

Schwab Tax-Free Bond Fund
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
California Community Choice Financing Authority
RB Series 2023C	5.25%	01/01/54 (a)(b)	3,000,000	3,225,674
RB Series 2026	5.00%	03/01/36 (b)	2,250,000	2,454,416
California Municipal Finance Authority
HumanGood California Obligated Group Refunding RB Series 2025A	5.00%	10/01/41 (b)	2,000,000	2,138,078
Waste Management, Inc. RB Series 2024A	3.45%	11/01/46 (a)(b)	3,000,000	3,000,000
California Public Finance Authority
P3 Irvine SL Holdings LLC Obligated Group RB Series 2024A	6.38%	06/01/59 (b)	4,655,000	4,423,927
City of Los Angeles Department of Airports
Refunding RB Series 2023A	5.00%	05/15/38 (b)	2,535,000	2,832,198
Hastings Campus Housing Finance Authority
RB Series 2020A	5.00%	07/01/45 (b)	3,700,000	3,669,468
Los Angeles Department of Water & Power
Power System Revenue RB Series 2021C	5.00%	07/01/38 (b)	1,000,000	1,095,844
Power System Revenue Refunding RB Series 2025B	5.00%	07/01/33	1,600,000	1,866,654
Pasadena Public Financing Authority
Refunding RB Series 2024	4.48%	06/01/44 (b)(d)	1,000,000	457,220
Refunding RB Series 2024	4.63%	06/01/47 (b)(d)	725,000	276,310
Pismo Beach Public Financing Agency
RB Series 2024A	4.00%	12/01/49 (b)	400,000	392,821
San Diego County Regional Airport Authority
RB Series 2023B	5.00%	07/01/32	2,500,000	2,865,421
San Diego Unified School District
GO Bonds Series 2010C	6.22%	07/01/31 (d)	1,250,000	1,103,635
GO Bonds Series 2010C	6.32%	07/01/32 (d)	1,500,000	1,286,556
GO Bonds Series 2010C	3.55%	07/01/33 (d)	1,000,000	830,638
GO Bonds Series 2010C	6.46%	07/01/35 (d)	1,300,000	1,005,320
San Francisco City & County Airport Comm-San Francisco International Airport
RB Series 2019E	5.00%	05/01/39 (b)	2,450,000	2,578,144
RB Series 2019E	5.00%	05/01/40 (b)	425,000	445,995
Refunding RB Series 2022A	5.00%	05/01/31	1,695,000	1,905,856
University of California
RB Series 2025CD	5.00%	05/15/36	2,500,000	3,062,771
Refunding RB Series 2024BS	5.00%	05/15/38 (b)	1,250,000	1,452,622
				42,791,422
COLORADO 3.1%
Arapahoe County School District No. 5 Cherry Creek
GO Bonds Series 2026	5.25%	12/15/34	5,000,000	6,097,807
City & County of Denver Airport System Revenue
Refunding RB Series 2017A	5.00%	11/15/27	1,865,000	1,945,731
Refunding RB Series 2023B	5.00%	11/15/31	2,000,000	2,249,667
Refunding RB Series 2023B	5.00%	11/15/32	1,000,000	1,138,133
City & County of Denver Pledged Excise Tax Revenue
RB Series 2018A-2	3.96%	08/01/31 (b)(d)	380,000	308,294
Colorado Educational & Cultural Facilities Authority
Loveland Classical Schools RB Series 2023	4.75%	07/01/43 (b)(e)	610,000	618,647
Colorado Health Facilities Authority
CommonSpirit Health Obligated Group RB Series 2022	5.00%	11/01/31	1,300,000	1,453,421
CommonSpirit Health Obligated Group RB Series 2022	5.00%	11/01/32	1,500,000	1,696,680
See financial notes
4
Schwab Municipal Bond Funds | Semiannual Holdings and Financial Statements

Schwab Tax-Free Bond Fund
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
CommonSpirit Health Obligated Group Refunding RB Series 2025A	5.00%	09/01/32	750,000	846,300
CommonSpirit Health Obligated Group Refunding RB Series 2025A	5.00%	09/01/35	750,000	868,228
Park Creek Metropolitan District
Westerly Creek District Service Area Refunding Tax Allocation Series 2025	5.00%	12/01/38 (b)	1,500,000	1,667,926
University of Colorado Hospital Authority
Health Obligated Group Refunding RB Series 2018C	1.90%	11/15/39 (b)(e)(f)	580,000	580,000
				19,470,834
CONNECTICUT 1.9%
Connecticut State Health & Educational Facilities Authority
Yale University RB Series 2025B	5.00%	07/01/64 (a)(b)	2,500,000	2,878,066
State of Connecticut
GO Bonds Series 2020A	4.00%	01/15/37 (b)	2,000,000	2,074,236
State of Connecticut Special Tax Revenue
RB Series 2024A-2	5.00%	07/01/38 (b)	1,000,000	1,164,212
Refunding RB Series 2025A	5.00%	07/01/33	2,000,000	2,355,304
Refunding RB Series 2025A	5.00%	07/01/34	2,500,000	2,978,772
				11,450,590
DELAWARE 0.1%
Delaware State Health Facilities Authority
Christiana Care Health System Obligated Group RB Series 2026	5.00%	10/01/30	750,000	838,449
DISTRICT OF COLUMBIA 0.2%
District of Columbia Water & Sewer Authority
Refunding RB Series 2026A	5.00%	10/01/39 (b)(c)	1,250,000	1,460,243
FLORIDA 5.3%
Central Florida Expressway Authority
RB Series 2025A	5.00%	07/01/34	2,500,000	2,982,929
City of Hialeah Utility System
Refunding RB Series 2022	5.00%	10/01/31	1,585,000	1,762,934
Refunding RB Series 2022	5.00%	10/01/37 (b)	2,360,000	2,585,724
City of Jacksonville
Baptist Health System Obligated Group Refunding RB Series 2017	5.00%	08/15/34 (b)	910,000	935,855
City of Tampa
State of Florida Cigarette Tax Revenue RB Series 2020A	4.41%	09/01/34 (b)(d)	1,005,000	755,003
State of Florida Cigarette Tax Revenue RB Series 2020A	3.71%	09/01/36 (b)(d)	800,000	550,058
State of Florida Cigarette Tax Revenue RB Series 2020A	3.85%	09/01/38 (b)(d)	1,000,000	625,761
County of Lee Airport Revenue
RB Series 2025A-1	5.25%	10/01/41 (b)(c)	750,000	849,827
County of Miami-Dade Aviation Revenue
Refunding RB Series 2020A	4.00%	10/01/37 (b)	2,205,000	2,257,714
County of Seminole
Refunding RB Series 2022	5.00%	10/01/52 (b)	1,000,000	1,032,962
Florida Higher Educational Facilities Financing Authority
Florida Institute of Technology, Inc. RB Series 2019	5.00%	10/01/27	685,000	705,988
Hillsborough County Industrial Development Authority
BayCare Obligated Group Refunding RB Series 2024C	5.00%	11/15/29	1,000,000	1,097,443
See financial notes
Schwab Municipal Bond Funds | Semiannual Holdings and Financial Statements
5

Schwab Tax-Free Bond Fund
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Lee County Industrial Development Authority
Shell Point Obligated Group RB Series 2024B-2	4.38%	11/15/29 (b)	1,000,000	1,007,398
Shell Point Obligated Group RB Series 2024B-3	4.13%	11/15/29 (b)	1,000,000	1,007,415
Shell Point Obligated Group RB Series 2024C	5.00%	11/15/44 (b)	3,000,000	3,106,214
Lee County School Board
COP Series 2025A	5.00%	08/01/36 (b)	500,000	590,283
COP Series 2025A	5.00%	08/01/37 (b)	500,000	583,587
Orange County Health Facilities Authority
Orlando Health Obligated Group Refunding RB Series 2025A	5.00%	10/01/39 (b)	850,000	966,187
Orlando Health Obligated Group Refunding RB Series 2025A	5.00%	10/01/40 (b)	500,000	562,061
Presbyterian Retirement Communities, Inc. Obligated Group Refunding RB Series 2024	5.00%	08/01/29	910,000	969,098
Osceola County School District Sales Tax Revenue
RB Series 2025	5.00%	10/01/35 (b)	2,000,000	2,346,971
Tampa Bay Water
Refunding RB Series 2025	5.00%	10/01/30	2,000,000	2,253,498
Village Community Development District No. 15
Phase I Special Assessment Series 2023	4.38%	05/01/33 (b)	385,000	405,658
Phase I Special Assessment Series 2023	4.85%	05/01/38 (b)	490,000	514,970
Phase I Special Assessment Series 2023	5.25%	05/01/54 (b)	485,000	488,730
Special Assessment Series 2024	3.75%	05/01/29	250,000	252,945
Special Assessment Series 2024	4.00%	05/01/34 (b)	250,000	258,390
Special Assessment Series 2024	4.55%	05/01/44 (b)	250,000	250,153
Village Community Development District No. 16
Special Assessment Series 2025	4.88%	05/01/45 (b)	1,000,000	1,018,226
				32,723,982
GEORGIA 2.9%
Columbia County Hospital Authority
WellStar Health System Obligated Group RB Series 2023A	5.75%	04/01/53 (b)	500,000	546,292
Gainesville & Hall County Hospital Authority
Northeast Georgia Health System Obligated Group RB Series 2024	5.00%	10/15/34	500,000	585,339
Georgia Housing & Finance Authority
RB Series 2025C	5.05%	12/01/45 (b)	2,500,000	2,586,065
Georgia State Road & Tollway Authority
RB Series 2021A	4.00%	07/15/37 (b)	1,515,000	1,592,809
Main Street Natural Gas, Inc.
RB Series 2022B	5.00%	12/01/52 (b)	3,000,000	3,180,805
RB Series 2023D	5.00%	05/01/54 (a)(b)	1,250,000	1,342,353
RB Series 2024B	5.00%	12/01/54 (a)(b)	2,000,000	2,192,043
RB Series 2024C	5.00%	12/01/54 (a)(b)	2,000,000	2,177,354
RB Series 2024E	5.00%	05/01/55 (a)(b)	2,500,000	2,735,297
Metropolitan Atlanta Rapid Transit Authority
RB Series 2025A	5.25%	07/01/50 (b)	750,000	811,835
				17,750,192
GUAM 0.4%
Guam Government Waterworks Authority
Water & Wastewater System RB Series 2025A	5.00%	07/01/38 (b)	655,000	733,077
Water & Wastewater System RB Series 2025A	5.25%	07/01/39 (b)	500,000	566,385
See financial notes
6
Schwab Municipal Bond Funds | Semiannual Holdings and Financial Statements

Schwab Tax-Free Bond Fund
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Water & Wastewater System Refunding RB Series 2024A	5.00%	07/01/38 (b)	500,000	554,092
Water & Wastewater System Refunding RB Series 2024A	5.00%	07/01/40 (b)	500,000	546,488
				2,400,042
HAWAII 0.3%
State of Hawaii Airports System Revenue
RB Series 2020A	4.00%	07/01/35 (b)	1,500,000	1,538,696
IDAHO 0.2%
Idaho Health Facilities Authority
St. Luke’s Health System Ltd. Obligated Group Refunding RB Series 2025A	5.00%	03/01/41 (b)	500,000	562,166
Jerome Lincoln & Gooding Counties Joint School District No. 261
GO Bonds Series 2022	5.25%	09/15/42 (b)(e)	500,000	552,923
				1,115,089
ILLINOIS 7.6%
Chicago Board of Education
GO Bonds Series 2023A	5.00%	12/01/30	750,000	788,554
Chicago Housing Authority
RB Series 2018A	5.00%	01/01/27	1,000,000	1,020,402
RB Series 2018A	5.00%	01/01/28	1,000,000	1,044,648
Chicago Midway International Airport
Refunding RB Series 2024A	5.00%	01/01/34	1,000,000	1,139,917
Refunding RB Series 2024C	5.00%	01/01/37 (b)	1,750,000	1,952,963
Chicago O’Hare International Airport
RB Series 2025A	5.25%	01/01/41 (b)	1,000,000	1,115,514
RB Series 2025A	5.25%	01/01/42 (b)	1,750,000	1,933,207
Chicago Park District
Refunding GO Bonds Series 2023C	5.00%	01/01/37 (b)	600,000	664,416
Chicago Transit Authority Sales Tax Receipts Fund
Refunding RB Series 2024A	5.00%	12/01/28	1,700,000	1,821,255
City of Chicago
GO Bonds Series 2019A	5.50%	01/01/35 (b)	1,450,000	1,510,798
GO Bonds Series 2023A	5.00%	01/01/34 (b)	1,000,000	1,069,136
GO Bonds Series 2023A	5.50%	01/01/39 (b)	1,500,000	1,619,664
GO Bonds Series 2024A	5.00%	01/01/45 (b)	1,695,000	1,704,377
County of Cook Sales Tax Revenue
Refunding RB Series 2025	5.00%	11/15/49 (b)	2,500,000	2,601,458
Illinois Finance Authority
Rosalind Franklin University of Medicine & Science Refunding RB Series 2017A	5.00%	08/01/30 (b)	900,000	921,619
Rosalind Franklin University of Medicine & Science Refunding RB Series 2017A	5.00%	08/01/33 (b)	960,000	979,357
Rosalind Franklin University of Medicine & Science Refunding RB Series 2017A	5.00%	08/01/34 (b)	1,330,000	1,355,362
Rush System for Health Obligated Group Refunding RB Series 2025A	5.00%	11/15/35	1,000,000	1,169,279
Southern Illinois Healthcare Obligated Group Refunding RB Series 2017	5.00%	03/01/26	700,000	700,000
Southern Illinois Healthcare Obligated Group Refunding RB Series 2017	5.00%	03/01/30 (b)	400,000	408,055
Illinois State Toll Highway Authority
Refunding RB Series 2024A	5.00%	01/01/38 (b)	750,000	862,378
Jersey & Greene County Community Unit School District No. 100 Jerseyville
Refunding GO Bonds Series 2021B	4.00%	12/01/29 (b)	1,275,000	1,323,873
See financial notes
Schwab Municipal Bond Funds | Semiannual Holdings and Financial Statements
7

Schwab Tax-Free Bond Fund
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Kankakee River Metropolitan Agency
Refunding RB Series 2016	5.00%	05/01/26	1,305,000	1,310,711
Metropolitan Pier & Exposition Authority
State of Illinois McCormick Place Expansion Project Fund RB Series 2015A	5.00%	06/15/53 (b)	2,000,000	1,999,843
Northern Illinois University
RB Series 2021	5.00%	10/01/27	325,000	336,028
Sales Tax Securitization Corp.
Refunding RB Series 2025A	5.00%	01/01/42 (b)	1,500,000	1,649,268
Refunding RB Series 2025A	5.00%	01/01/45 (b)	1,500,000	1,593,824
State of Illinois
GO Bonds Series 2018A	5.00%	05/01/31 (b)	1,000,000	1,051,206
GO Bonds Series 2019A	5.00%	11/01/27	2,500,000	2,607,571
GO Bonds Series 2021A	4.00%	03/01/40 (b)	2,000,000	2,003,832
Refunding GO Bonds Series 2016	5.00%	02/01/28 (b)	1,500,000	1,535,489
Refunding GO Bonds Series 2018B	5.00%	10/01/33 (b)	1,500,000	1,580,727
Refunding GO Bonds Series 2024	5.00%	02/01/29	750,000	805,240
Refunding GO Bonds Series 2024	5.00%	02/01/30	1,150,000	1,260,407
Village of Bellwood
Refunding GO Bonds Series 2016B	5.00%	12/01/28 (b)	1,855,000	1,887,637
				47,328,015
INDIANA 0.3%
City of Whiting
BP Products North America, Inc. RB Series 2008	4.20%	06/01/44 (a)(b)	600,000	650,159
Indiana Finance Authority
Republic Services, Inc. RB Series 2012	3.45%	05/01/28 (a)(b)	500,000	500,000
Republic Services, Inc. Refunding RB Series 2010A	3.45%	05/01/28 (a)(b)	500,000	500,000
				1,650,159
IOWA 0.8%
PEFA, Inc.
RB Series 2019	5.00%	09/01/49 (a)(b)	5,000,000	5,058,180
KANSAS 0.4%
Johnson & Miami Counties Unified School District No. 230 Spring Hills
GO Bonds Series 2018A	5.00%	09/01/31 (b)	2,575,000	2,695,669
KENTUCKY 1.5%
Kentucky Public Energy Authority
Refunding RB Series 2024B	5.00%	01/01/55 (a)(b)	3,500,000	3,817,345
Refunding RB Series 2025A	5.25%	06/01/55 (a)(b)	1,250,000	1,351,427
Kentucky State Property & Building Commission
Commonwealth of Kentucky RB Series 2025A	5.00%	09/01/43 (b)	2,000,000	2,233,826
Louisville & Jefferson County Metropolitan Sewer District
RB Series 2017A	3.25%	05/15/46 (b)	1,655,000	1,424,795
Northern Kentucky University
RB Series 2019A	3.00%	09/01/40 (b)(e)	750,000	668,805
				9,496,198
See financial notes
8
Schwab Municipal Bond Funds | Semiannual Holdings and Financial Statements

Schwab Tax-Free Bond Fund
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
LOUISIANA 0.9%
Louisiana Housing Corp.
RB Series 2023C	5.75%	12/01/53 (b)	1,650,000	1,822,827
Louisiana Offshore Terminal Authority
Loop LLC Refunding RB Series 2007A	4.15%	09/01/27	3,000,000	3,056,792
Louisiana Public Facilities Authority
Ochsner Clinic Foundation Obligated Group Refunding RB Series 2017	5.00%	05/15/27	500,000	514,336
				5,393,955
MARYLAND 1.4%
Maryland Health & Higher Educational Facilities Authority
Medical System Obligated Group RB Series 2025C-1	1.95%	07/01/55 (b)(e)(f)	2,515,000	2,515,000
University of Maryland Medical System Obligated Group Refunding RB Series 2025A	5.00%	07/01/42 (b)	800,000	887,485
State of Maryland
GO Bonds Series 2018A	3.13%	03/15/33 (b)	2,000,000	2,017,634
GO Bonds Series 2022A	5.00%	06/01/36 (b)	2,590,000	2,944,092
				8,364,211
MASSACHUSETTS 3.3%
Commonwealth of Massachusetts
GO Bonds Series 2025G	5.00%	12/01/34	1,500,000	1,814,918
Refunding GO Bonds Series 2025B	5.00%	06/01/33	1,500,000	1,778,613
Commonwealth of Massachusetts Transportation Fund Revenue
RB Series 2025A	5.00%	06/01/55 (b)	1,200,000	1,262,689
Refunding RB Series 2025A	5.00%	06/01/38 (b)	650,000	769,243
Massachusetts Bay Transportation Authority Sales Tax Revenue
RB Series 2025B	5.00%	07/01/37 (b)	1,500,000	1,791,913
RB Series 2025B	5.00%	07/01/40 (b)	1,500,000	1,751,944
Massachusetts Development Finance Agency
Beth Israel Lahey Health Obligated Group RB Series 2023M	5.00%	07/01/32	2,500,000	2,852,841
Boston Medical Center Corp. Obligated Group Refunding RB Series 2016E	5.00%	07/01/31 (b)	2,815,000	2,830,671
Boston Medical Center Corp. Obligated Group Refunding RB Series 2023G	5.00%	07/01/26	865,000	870,525
Suffolk University Refunding RB Series 2025	5.50%	07/01/45 (b)	3,500,000	3,688,459
Massachusetts Housing Finance Agency
Refunding RB Series 2018-203	4.50%	12/01/48 (b)	615,000	620,753
Massachusetts School Building Authority
Refunding RB Series 2025B	5.00%	02/15/34	500,000	600,346
				20,632,915
MICHIGAN 1.7%
Detroit Downtown Development Authority
Catalyst Development Area Refunding Tax Allocation Series 2024	5.00%	07/01/48 (b)	1,335,000	1,394,427
Great Lakes Water Authority Water Supply System Revenue
RB Series 2025D	5.25%	07/01/44 (b)	1,300,000	1,438,132
Karegnondi Water Authority
County of Genesee Refunding RB Series 2024	5.00%	11/01/32	400,000	462,168
County of Genesee Refunding RB Series 2024	5.00%	11/01/33	400,000	468,095
See financial notes
Schwab Municipal Bond Funds | Semiannual Holdings and Financial Statements
9

Schwab Tax-Free Bond Fund
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Michigan Finance Authority
Detroit Public Lighting Authority Utility Users Tax Revenue Refunding RB Series 2025A	5.00%	07/01/34	500,000	584,258
Detroit Public Lighting Authority Utility Users Tax Revenue Refunding RB Series 2025A	5.00%	07/01/41 (b)	510,000	573,123
Provident Group - HFH Energy LLC RB Series 2024	5.00%	02/28/38 (b)	750,000	831,295
Provident Group - HFH Energy LLC RB Series 2024	5.00%	02/28/39 (b)	750,000	825,029
Michigan State Building Authority
Refunding RB Series 2025I	5.00%	04/15/42 (b)	2,000,000	2,265,849
Michigan State University
Refunding RB Series 2025A	5.00%	02/15/41 (b)	1,500,000	1,716,922
				10,559,298
MINNESOTA 0.5%
City of Minneapolis/St. Paul Housing & Redevelopment Authority
Children’s Health Care Obligated Group RB Series 2025	5.00%	08/15/30	1,000,000	1,113,290
Stillwater Independent School District No. 834
Refunding GO Bonds Series 2024A	5.00%	02/01/37 (b)(e)	1,665,000	1,868,484
				2,981,774
MISSISSIPPI 0.1%
Mississippi Development Bank
Jackson Public School District RB Series 2018	5.00%	10/01/26	590,000	599,092
MISSOURI 1.6%
City of St. Louis
GO Bonds Series 2023A	5.00%	02/15/43 (b)	2,400,000	2,599,627
Health & Educational Facilities Authority of the State of Missouri
Kansas City University RB Series 2017A	5.00%	06/01/35 (b)	1,000,000	1,027,083
Kansas City University RB Series 2017A	5.00%	06/01/36 (b)	1,050,000	1,076,663
Lutheran Senior Services Obligated Group RB Series 2021	4.00%	02/01/42 (b)	910,000	867,745
Lutheran Senior Services Obligated Group Refunding RB Series 2016B	4.00%	02/01/37 (b)	2,000,000	2,000,281
Lutheran Senior Services Obligated Group Refunding RB Series 2024A	5.25%	02/01/48 (b)	1,955,000	1,992,783
Missouri Housing Development Commission
RB Series 2018A	4.25%	05/01/49 (b)	590,000	596,851
				10,161,033
MONTANA 0.4%
Montana Board of Housing
RB Series 2023B	6.00%	12/01/53 (b)	1,885,000	2,049,966
Refunding RB Series 2018A	4.00%	06/01/49 (b)	285,000	286,058
				2,336,024
NEBRASKA 0.4%
Gretna Public Schools
GO Bonds Series 2022B	5.00%	12/15/27 (b)	1,500,000	1,504,235
Village of Boys Town
Father Flanagan’s Boy’s Home Refunding RB Series 2017	3.00%	09/01/28	1,115,000	1,124,496
				2,628,731
See financial notes
10
Schwab Municipal Bond Funds | Semiannual Holdings and Financial Statements

Schwab Tax-Free Bond Fund
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
NEVADA 0.6%
Carson City
HumanGood California Obligated Group Refunding RB Series 2017A	5.00%	09/01/27	605,000	622,681
Clark County School District
GO Bonds Series 2018A	4.00%	06/15/36 (b)	1,800,000	1,836,080
State of Nevada Department of Business & Industry
Republic Services, Inc. RB Series 2001	3.45%	12/01/26 (b)	1,000,000	1,000,984
				3,459,745
NEW HAMPSHIRE 0.5%
New Hampshire Business Finance Authority
Novant Health Obligated Group RB Series 2025A	5.00%	12/01/35 (b)	1,500,000	1,725,897
New Hampshire Health & Education Facilities Authority Act
Dartmouth Health Obligated Group Refunding RB Series 2025	5.00%	08/01/41 (b)	1,000,000	1,127,895
				2,853,792
NEW JERSEY 4.1%
New Jersey Educational Facilities Authority
Trustees of Princeton University RB Series 2025A	5.00%	07/01/64 (a)(b)	3,000,000	3,374,661
Trustees of Princeton University RB Series 2025A	5.00%	07/01/64 (a)(b)	2,500,000	2,988,397
New Jersey Transportation Trust Fund Authority
RB Series 2014BB-1	5.00%	06/15/33 (b)	3,500,000	3,742,676
RB Series 2019BB	5.00%	06/15/44 (b)	1,000,000	1,033,050
RB Series 2023BB	5.00%	06/15/34 (b)	1,300,000	1,521,965
Refunding RB Series 2023A	4.25%	06/15/40 (b)	3,000,000	3,134,255
Refunding RB Series 2023AA	4.25%	06/15/44 (b)	1,000,000	1,017,024
Refunding RB Series 2024A	5.00%	06/15/36 (b)	2,500,000	2,931,711
Refunding RB Series 2024AA	5.00%	06/15/42 (b)	2,500,000	2,786,639
New Jersey Turnpike Authority
RB Series 2022B	4.25%	01/01/43 (b)	1,625,000	1,679,939
Township of Gloucester
GO Bonds Series 2025	2.00%	05/15/27	1,035,000	1,025,731
				25,236,048
NEW MEXICO 0.1%
New Mexico Mortgage Finance Authority
RB Series 2018B	4.00%	01/01/49 (b)	470,000	474,228
NEW YORK 13.5%
City of New York
GO Bonds Series 2012A-3	2.00%	10/01/40 (b)(e)(f)	2,455,000	2,455,000
GO Bonds Series 2016A-5	1.90%	08/01/44 (b)(e)(f)	1,705,000	1,705,000
GO Bonds Series 2021A-1	4.00%	08/01/38 (b)	2,000,000	2,065,251
GO Bonds Series 2025A-1	5.00%	08/01/42 (b)	1,250,000	1,404,758
GO Bonds Series 2025D	5.00%	10/01/41 (b)	1,000,000	1,133,045
GO Bonds Series 2025G-1	5.25%	02/01/50 (b)	2,500,000	2,669,075
Empire State Development Corp.
State of New York Personal Income Tax Revenue Refunding RB Series 2020C	5.00%	03/15/47 (b)	3,000,000	3,153,773
State of New York Personal Income Tax Revenue Refunding RB Series 2020C	3.00%	03/15/48 (b)	1,060,000	811,563
See financial notes
Schwab Municipal Bond Funds | Semiannual Holdings and Financial Statements
11

Schwab Tax-Free Bond Fund
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Metropolitan Transportation Authority
RB Series 2005D-2	2.00%	11/01/35 (b)(e)(f)	120,000	120,000
RB Series 2015A-2	5.00%	11/15/45 (a)(b)	2,845,000	3,083,541
Refunding RB Series 2025B	5.00%	11/15/35	1,000,000	1,193,459
Nassau County Local Economic Assistance Corp.
Catholic Health Services of Long Island Obligated Group RB Series 2014	5.00%	07/01/26 (b)	250,000	250,671
New York City Housing Development Corp.
RB Series 2025A-1	4.65%	11/01/45 (b)	2,000,000	2,022,154
New York City Municipal Water Finance Authority
Water & Sewer System RB Series 2011	2.00%	06/15/44 (b)(e)(f)	850,000	850,000
Water & Sewer System RB Series 2025BB	5.00%	06/15/43 (b)	2,500,000	2,811,933
Water & Sewer System Refunding RB Series 2022BB-2	2.02%	06/15/44 (b)(e)(f)	355,000	355,000
Water & Sewer System Refunding RB Series 2025CC	5.00%	06/15/37 (b)	1,000,000	1,183,779
New York City Transitional Finance Authority Building Aid Revenue
Refunding RB Series 2018S-3A	5.00%	07/15/35 (b)	2,000,000	2,118,131
Refunding RB Series 2025S-2	5.00%	07/15/28	2,600,000	2,782,331
New York City Transitional Finance Authority Future Tax Secured Revenue
RB Series 2016E-4	1.90%	02/01/45 (b)(e)(f)	6,190,000	6,190,000
RB Series 2019A-2	5.00%	05/01/39 (b)	5,000,000	5,295,513
RB Series 2025A	5.00%	05/01/40 (b)	1,500,000	1,713,448
RB Series 2025B	5.25%	05/01/55 (b)	2,000,000	2,132,822
RB Series 2025H	5.00%	11/01/44 (b)	500,000	548,091
Refunding RB Series 2025F-1	5.00%	11/01/30 (b)	500,000	561,768
New York State Dormitory Authority
RB Series 2025A	5.00%	10/01/36 (b)	1,250,000	1,484,143
Montefiore Obligated Group RB Series 2024	5.25%	11/01/41 (b)	375,000	409,486
Northwell Health Obligated Group Refunding RB Series 2024A	4.00%	05/01/39 (b)	800,000	818,024
Personal Income Tax Revenue Refunding RB Series 2019A	5.00%	03/15/46 (b)	2,500,000	2,594,195
Rochester Institute of Technology RB Series 2022A	5.00%	07/01/39 (b)	1,000,000	1,111,195
Sales Tax Revenue Refunding RB Series 2024B	5.00%	03/15/29 (b)	1,250,000	1,360,924
Sales Tax Revenue Refunding RB Series 2024B	5.00%	03/15/30 (b)	1,500,000	1,673,781
State University of New York Dormitory Facilities Revenue Refunding RB Series 2025B	4.00%	07/01/37 (b)	1,205,000	1,283,845
White Plains Hospital Obligated Group RB Series 2024	5.00%	10/01/36 (b)	350,000	386,570
White Plains Hospital Obligated Group RB Series 2024	5.00%	10/01/37 (b)	500,000	547,746
White Plains Hospital Obligated Group RB Series 2024	5.25%	10/01/49 (b)	750,000	764,029
New York State Thruway Authority
Refunding RB Series 2021O	4.00%	01/01/40 (b)	1,865,000	1,919,586
Refunding RB Series 2024P	5.00%	01/01/38 (b)	500,000	581,928
Refunding RB Series 2026A	5.00%	01/01/35	500,000	600,241
New York Transportation Development Corp.
JFK NTO LLC RB Series 2023	5.50%	06/30/38 (b)	1,000,000	1,088,380
JFK NTO LLC RB Series 2024	5.00%	06/30/54 (b)	1,250,000	1,258,692
JFK NTO LLC RB Series 2024	5.50%	06/30/60 (b)	2,000,000	2,044,509
JFK NTO LLC RB Series 2025	5.50%	06/30/39 (b)	1,000,000	1,124,074
JFK NTO LLC RB Series 2025	6.00%	06/30/40 (b)	500,000	580,225
JFK NTO LLC RB Series 2025	6.00%	06/30/41 (b)	500,000	577,340
Port Authority of New York & New Jersey
RB Series 2020-221	5.00%	07/15/34 (b)	2,835,000	3,065,684
RB Series 2022-236	5.00%	01/15/37 (b)	1,000,000	1,112,059
RB Series 2022-236	5.00%	01/15/38 (b)	1,000,000	1,103,573
See financial notes
12
Schwab Municipal Bond Funds | Semiannual Holdings and Financial Statements

Schwab Tax-Free Bond Fund
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB Series 2021-227	3.00%	10/01/28	2,000,000	2,017,572
Refunding RB Series 2025-250	5.00%	10/15/40 (b)	2,000,000	2,328,004
Triborough Bridge & Tunnel Authority
RB Series 2025A	5.00%	11/15/37 (b)	500,000	590,324
Refunding RB Series 2025A-2	5.00%	11/15/37 (b)	675,000	796,937
Triborough Bridge & Tunnel Authority Sales Tax Revenue
RB Series 2023A	4.00%	05/15/48 (b)	2,000,000	1,892,368
				83,725,540
NORTH CAROLINA 1.9%
County of Brunswick
GO Bonds Series 2018	3.20%	08/01/34 (b)	2,230,000	2,232,826
North Carolina Capital Facilities Finance Agency
Meredith College Refunding RB Series 2018	5.00%	06/01/26	1,735,000	1,739,131
Meredith College Refunding RB Series 2018	5.00%	06/01/30 (b)	1,000,000	1,002,156
Meredith College Refunding RB Series 2018	5.00%	06/01/31 (b)	1,305,000	1,307,560
Meredith College Refunding RB Series 2018	5.00%	06/01/32 (b)	1,255,000	1,257,192
North Carolina Housing Finance Agency
RB Series 2025-59	4.15%	07/01/40 (b)	1,000,000	1,025,129
North Carolina Medical Care Commission
Carolina Meadows, Inc. Obligated Group RB Series 2024	5.25%	12/01/49 (b)	2,350,000	2,427,269
United Methodist Retirement Homes, Inc. Obligated Group RB Series 2024A	5.13%	10/01/54 (b)	1,000,000	1,020,965
				12,012,228
OHIO 2.3%
Buckeye Tobacco Settlement Financing Authority
Refunding RB Series 2020A-2	5.00%	06/01/34 (b)	1,945,000	2,093,822
Refunding RB Series 2020A-2	5.00%	06/01/35 (b)	3,055,000	3,275,494
City of Columbus
GO Bonds Series 2017A	3.15%	04/01/35 (b)	2,500,000	2,503,499
Ohio Air Quality Development Authority
American Electric Power Co., Inc. Refunding RB Series 2005B	3.70%	07/01/28	2,000,000	2,022,978
State of Ohio
RB Series 2025B	5.00%	10/01/44 (b)	1,500,000	1,647,153
Refunding GO Bonds Series 2025B	5.00%	09/15/33	2,500,000	2,952,806
				14,495,752
OKLAHOMA 0.1%
Oklahoma Development Finance Authority
RB Series 2014E	4.00%	06/01/27 (b)	29,000	29,034
Oklahoma Municipal Power Authority
Refunding RB Series 2025A	5.00%	01/01/39 (b)	350,000	401,650
Refunding RB Series 2025A	5.00%	01/01/40 (b)	325,000	367,669
				798,353
OREGON 1.7%
Astoria Hospital Facilities Authority
Columbia Lutheran Charities Obligated Group RB Series 2024	5.25%	08/01/49 (b)	250,000	253,073
See financial notes
Schwab Municipal Bond Funds | Semiannual Holdings and Financial Statements
13

Schwab Tax-Free Bond Fund
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
City of Seaside Transient Lodging Tax Revenue
RB Series 2018	5.00%	12/15/37 (b)	1,875,000	1,965,661
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow
GO Bonds Series 2019A	3.44%	06/15/34 (b)(d)(e)	300,000	226,428
GO Bonds Series 2019A	3.49%	06/15/35 (b)(d)(e)	265,000	192,020
GO Bonds Series 2019A	3.54%	06/15/36 (b)(d)(e)	420,000	290,439
GO Bonds Series 2019A	3.59%	06/15/37 (b)(d)(e)	500,000	329,155
Oregon State Lottery
Refunding RB Series 2025A	5.00%	04/01/38 (b)	1,000,000	1,173,152
Port of Portland Airport Revenue
RB Series 2020-27A	4.00%	07/01/39 (b)	2,000,000	2,018,878
State of Oregon Department of Transportation
RB Series 2026A	5.00%	11/15/35	680,000	822,522
RB Series 2026A	5.00%	11/15/45 (b)	500,000	548,409
Umatilla County School District No. 6R Umatilla
GO Bonds Series 2017	5.00%	06/15/29 (b)(e)	340,000	352,700
GO Bonds Series 2017	5.00%	06/15/30 (b)(e)	300,000	311,129
GO Bonds Series 2017	5.00%	06/15/32 (b)(e)	350,000	362,443
GO Bonds Series 2017	5.00%	06/15/33 (b)(e)	520,000	537,960
GO Bonds Series 2017	5.00%	06/15/34 (b)(e)	350,000	361,711
GO Bonds Series 2017	5.00%	06/15/35 (b)(e)	410,000	423,215
GO Bonds Series 2023B	5.08%	06/15/53 (b)(d)(e)	1,600,000	407,582
				10,576,477
PENNSYLVANIA 5.4%
Allegheny County Sanitary Authority
Refunding RB Series 2025	4.00%	12/01/41 (b)	1,715,000	1,772,163
Refunding RB Series 2025	5.00%	12/01/55 (b)	925,000	967,777
City of Philadelphia
Refunding GO Bonds Series 2025C	5.00%	08/01/30	1,250,000	1,390,535
Commonwealth of Pennsylvania
GO Bonds Series 2024BID	4.00%	08/15/44 (b)	2,485,000	2,495,851
Refunding GO Bonds Series 2026-1st	5.00%	08/01/27	1,010,000	1,051,443
Lancaster County Hospital Authority
Penn State Health Obligated Group RB Series 2021	5.00%	11/01/46 (b)	1,000,000	1,019,853
Pennsylvania Economic Development Financing Authority
UPMC Obligated Group Refunding RB Series 2025A	5.00%	03/15/60 (a)(b)	2,000,000	2,222,736
Waste Management, Inc. RB Series 2017A	3.88%	08/01/37 (a)(b)	1,250,000	1,254,029
Waste Management, Inc. RB Series 2025A	3.45%	06/01/49 (b)	2,000,000	2,000,000
Pennsylvania Higher Educational Facilities Authority
Thomas Jefferson University Obligated Group Refunding RB Series 2024B-1	4.00%	11/01/42 (b)	2,000,000	1,966,927
Pennsylvania Housing Finance Agency
RB Series 2025151-A	4.15%	10/01/40 (b)	1,500,000	1,533,108
RB Series 2025-152A	4.50%	10/01/46 (b)(c)	2,000,000	2,014,478
RB Series 2025A	4.60%	10/01/45 (b)	2,000,000	2,034,364
Refunding RB Series 2025-150A	4.90%	10/01/40 (b)	2,000,000	2,137,510
Pennsylvania Turnpike Commission
RB Series 2025A	5.00%	12/01/39 (b)	650,000	752,659
Refunding RB Series 2022B	5.00%	12/01/47 (b)	1,000,000	1,054,508
Refunding RB Series 2022B	5.25%	12/01/52 (b)	750,000	792,252
See financial notes
14
Schwab Municipal Bond Funds | Semiannual Holdings and Financial Statements

Schwab Tax-Free Bond Fund
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB Series 2025-1st	5.00%	12/01/31	1,005,000	1,142,738
Refunding RB Series 2026-1st	5.00%	12/01/39 (b)(c)	1,000,000	1,156,898
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue
Refunding RB Series 2021B	4.00%	12/01/51 (b)	1,400,000	1,282,872
Redevelopment Authority of the City of Philadelphia
RB Series 2023B	5.00%	09/01/43 (b)	3,000,000	3,262,223
				33,304,924
PUERTO RICO 0.9%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
RB Series 2018A-1	4.75%	07/01/53 (b)	2,250,000	2,194,026
RB Series 2018A-1	5.00%	07/01/58 (b)	3,321,000	3,259,656
				5,453,682
RHODE ISLAND 0.6%
Rhode Island Health & Educational Building Corp.
Bryant University Refunding RB Series 2024	5.00%	06/01/40 (b)	2,000,000	2,212,462
Lifespan Corp. Obligated Group RB Series 2024	5.00%	05/15/38 (b)	750,000	829,794
Lifespan Corp. Obligated Group RB Series 2024	5.00%	05/15/39 (b)	600,000	658,757
				3,701,013
SOUTH CAROLINA 1.6%
Clemson University
Athletic Facilities Revenue RB Series 2025A	5.00%	05/01/30	390,000	432,655
Athletic Facilities Revenue RB Series 2025A	5.00%	05/01/31	515,000	582,807
South Carolina Public Service Authority
RB Series 2024A	5.25%	12/01/49 (b)	1,000,000	1,070,176
RB Series 2025A	5.00%	12/01/36 (b)	250,000	292,622
RB Series 2025A	5.00%	12/01/40 (b)	375,000	423,629
Refunding RB Series 2020A	4.00%	12/01/40 (b)	4,000,000	4,059,205
Refunding RB Series 2024B	4.13%	12/01/44 (b)	1,100,000	1,103,599
Refunding RB Series 2025B	5.00%	12/01/28	500,000	536,493
South Carolina State Housing Finance & Development Authority
RB Series 2025B	5.00%	01/01/55 (b)	1,605,000	1,623,928
				10,125,114
TENNESSEE 0.9%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board
Belmont University RB Series 2023	5.25%	05/01/48 (b)	1,500,000	1,564,993
Metropolitan Government of Nashville & Davidson County Water & Sewer Revenue
Refunding RB Series 2025	5.00%	07/01/41 (b)	500,000	566,758
Refunding RB Series 2025	5.00%	07/01/42 (b)	300,000	336,866
Metropolitan Nashville Airport Authority
RB Series 2022B	5.25%	07/01/47 (b)	1,500,000	1,569,197
Shelby County Health Educational & Housing Facilities Board
Baptist Memorial Health Care Obligated Group RB Series 2024B	5.00%	09/01/49 (a)(b)	1,000,000	1,065,658
Tennessee Housing Development Agency
RB Series 2023-3A	6.25%	01/01/54 (b)	435,000	477,787
				5,581,259
See financial notes
Schwab Municipal Bond Funds | Semiannual Holdings and Financial Statements
15

Schwab Tax-Free Bond Fund
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
TEXAS 12.6%
Board of Regents of the University of Texas System
Refunding RB Series 2026A	5.00%	08/15/32	1,000,000	1,163,024
Refunding RB Series 2026A	5.00%	08/15/38	1,000,000	1,211,215
City of Allen
Refunding GO Bonds Series 2024	5.00%	08/15/37 (b)	1,000,000	1,139,676
City of Alvin Water & Sewer System Revenue
RB Series 2023	4.00%	02/01/37 (b)	1,105,000	1,148,263
City of Austin Airport System Revenue
RB Series 2022	5.00%	11/15/32	300,000	340,457
City of Corpus Christi Utility System Revenue
RB Series 2022B	5.00%	07/15/47 (b)	4,000,000	4,158,508
City of Galveston Wharves & Terminal Revenue
RB Series 2023	6.00%	08/01/43 (b)	1,250,000	1,381,405
City of Houston
GO Bonds Series 2025	5.00%	03/01/34	1,100,000	1,293,169
City of Houston Airport System Revenue
RB Series 2025A	5.00%	07/01/28	750,000	789,797
City of Lubbock Water & Wastewater System
RB Series 2025	5.00%	02/15/40 (b)	400,000	453,283
RB Series 2025	5.00%	02/15/41 (b)	250,000	281,011
City of San Antonio
GO Bonds Series 2023	4.00%	02/01/42 (b)	2,000,000	2,054,626
Refunding GO Bonds Series 2019	3.00%	08/01/35 (b)	1,445,000	1,445,701
City of San Antonio Electric & Gas Systems Revenue
RB Series 2024A	5.25%	02/01/49 (b)	500,000	539,063
City of Waxahachie
GO Bonds Series 2023	4.13%	08/01/41 (b)	400,000	415,523
GO Bonds Series 2023	4.25%	08/01/43 (b)	500,000	513,139
Clifton Higher Education Finance Corp.
International Leadership of Texas, Inc. Refunding RB Series 2025A	5.00%	02/15/27 (e)	1,000,000	1,024,400
International Leadership of Texas, Inc. Refunding RB Series 2025A	5.00%	02/15/29 (e)	575,000	615,264
International Leadership of Texas, Inc. Refunding RB Series 2025A	5.00%	02/15/32 (e)	2,875,000	3,234,653
Georgetown Independent School District
GO Bonds Series 2024	5.00%	02/15/35 (b)(e)	1,700,000	1,992,549
Greater Texoma Utility Authority
City of Sherman Water & Sewer System Revenue RB Series 2023A	4.38%	10/01/53 (b)	2,000,000	1,947,115
Greenwood Independent School District
GO Bonds Series 2024	4.00%	02/15/54 (b)(e)	1,000,000	929,191
Harris County Cultural Education Facilities Finance Corp.
Baylor College of Medicine RB Series 2024A	5.00%	05/15/29 (b)	2,000,000	2,139,780
Harris County Hospital District
GO Bonds Series 2025	5.00%	02/15/40 (b)	1,500,000	1,681,260
Humble Independent School District
Refunding GO Bonds Series 2025	5.00%	02/15/30 (e)	1,250,000	1,380,538
Refunding GO Bonds Series 2025	5.00%	02/15/31 (e)	2,000,000	2,251,178
Lamar Consolidated Independent School District
GO Bonds Series 2023A	4.00%	02/15/48 (b)(e)	1,360,000	1,292,414
See financial notes
16
Schwab Municipal Bond Funds | Semiannual Holdings and Financial Statements

Schwab Tax-Free Bond Fund
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Mission Economic Development Corp.
Waste Management, Inc. RB Series 2020A	3.45%	05/01/46 (a)(b)	1,900,000	1,900,000
Waste Management, Inc. RB Series 2025A	3.45%	06/01/55 (b)	1,800,000	1,800,000
Waste Management, Inc. Refunding RB Series 2020B	3.45%	07/01/40 (a)(b)	2,500,000	2,500,000
Newark Higher Education Finance Corp.
Hughen Center, Inc. RB Series 2022A	5.00%	08/15/37 (b)(e)	500,000	555,111
Hughen Center, Inc. RB Series 2022A	5.00%	08/15/42 (b)(e)	600,000	646,179
Hughen Center, Inc. RB Series 2022A	5.00%	08/15/47 (b)(e)	680,000	705,055
Hughen Center, Inc. RB Series 2022A	5.00%	08/15/52 (b)(e)	500,000	512,585
Orenda Education RB Series 2023A	5.00%	08/15/43 (b)(e)	1,865,000	1,990,379
Orenda Education RB Series 2023A	4.00%	08/15/48 (b)(e)	1,000,000	937,650
North East Texas Regional Mobility Authority
Refunding RB Series 2025B	5.25%	01/01/45 (b)	500,000	534,298
North Texas Municipal Water District Upper East Fork Wastewater Interceptor System
RB Series 2025	4.00%	06/01/43 (b)	2,000,000	2,049,216
North Texas Municipal Water District Water System Revenue
Refunding RB Series 2025	5.00%	09/01/27	750,000	782,579
Refunding RB Series 2025	5.00%	09/01/28	1,000,000	1,069,987
North Texas Tollway Authority
Tollway System Refunding RB Series 2025A	5.00%	01/01/39 (b)	700,000	803,604
Northside Independent School District
Refunding GO Bonds Series 2024B	3.45%	08/01/54 (a)(b)(e)	2,465,000	2,498,334
Permanent University Fund - Texas A&M University System
Refunding RB Series 2025A	5.00%	07/01/31 (e)	2,500,000	2,850,211
Prosper Independent School District
GO Bonds Series 2019B	4.00%	02/15/50 (a)(b)(e)	2,500,000	2,519,044
GO Bonds Series 2025	4.75%	02/15/55 (b)(e)	1,500,000	1,530,876
Rockwall Independent School District
GO Bonds Series 2023	4.00%	02/15/53 (b)	2,000,000	1,856,047
Tarrant County Cultural Education Facilities Finance Corp.
Baylor Scott & White Health Obligated Group RB Series 2022D	5.00%	11/15/51 (b)	1,000,000	1,033,030
Texas Department of Housing & Community Affairs
RB Series 2018A	4.75%	03/01/49 (b)	405,000	409,349
RB Series 2019A	4.75%	01/01/49 (b)	600,000	608,583
RB Series 2026A	4.15%	07/01/41 (b)	2,000,000	2,033,748
Texas Municipal Gas Acquisition & Supply Corp. III
Refunding RB Series 2021	5.00%	12/15/31	1,250,000	1,371,269
Texas Municipal Gas Acquisition & Supply Corp. VI
RB Series 2025	5.00%	01/01/36 (b)	2,000,000	2,206,402
Texas Municipal Power Agency
Refunding RB Series 2021	3.00%	09/01/30 (b)	875,000	876,220
Texas Private Activity Bond Surface Transportation Corp.
NTE Mobility Partners LLC RB Series 2023	5.50%	12/31/58 (b)	1,835,000	1,905,672
Texas State Affordable Housing Corp.
RB Series 2019A	4.25%	03/01/49 (b)	505,000	510,357
Texas Water Development Board
State Revolving Fund RB Series 2025	4.50%	10/15/43 (b)	350,000	372,485
State Revolving Fund RB Series 2025	4.50%	10/15/45 (b)	500,000	519,495
State Revolving Fund RB Series 2025	4.75%	10/15/50 (b)	1,000,000	1,029,090
				77,733,057
See financial notes
Schwab Municipal Bond Funds | Semiannual Holdings and Financial Statements
17

Schwab Tax-Free Bond Fund
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
UTAH 0.5%
Downtown Revitalization Public Infrastructure District
City of Salt Lake City Revitalization Sales Tax Revenue RB Series 2025A	5.00%	06/01/40 (b)	500,000	568,743
City of Salt Lake City Revitalization Sales Tax Revenue RB Series 2025A	5.25%	06/01/43 (b)	500,000	562,112
City of Salt Lake City Revitalization Sales Tax Revenue RB Series 2025B	5.00%	06/01/40 (b)	500,000	566,183
City of Salt Lake City Revitalization Sales Tax Revenue RB Series 2025B	5.25%	06/01/43 (b)	500,000	562,112
Utah Board of Higher Education
Salt Lake Community College Student Building Fee Revenue RB Series 2018	5.00%	03/01/27 (b)	360,000	361,761
Salt Lake Community College Student Building Fee Revenue RB Series 2018	5.00%	03/01/28 (b)	425,000	425,832
				3,046,743
VERMONT 0.0%
Vermont Housing Finance Agency
RB Series 2018C	4.75%	11/01/48 (b)	263,000	264,677
VIRGINIA 0.2%
Fairfax County Industrial Development Authority
Inova Health System Obligated Group RB Series 2024	4.13%	05/15/54 (b)	1,400,000	1,319,590
WASHINGTON 3.2%
Central Puget Sound Regional Transit Authority
Sales Motor Vehicle & Rental Car Tax RB Series 2016S-1	5.00%	11/01/46	2,250,000	2,605,201
Grant County School District No. 161 Moses Lake
GO Bonds Series 2018	5.00%	12/01/34 (b)(e)	1,000,000	1,054,382
GO Bonds Series 2018	5.00%	12/01/35 (b)(e)	1,250,000	1,314,670
King County School District No. 403 Renton
GO Bonds Series 2023	4.00%	12/01/41 (b)(e)	1,000,000	1,028,251
King County School District No. 406 Tukwila
GO Bonds Series 2018	5.00%	12/01/37 (b)(e)	2,830,000	2,967,132
Port of Seattle
RB Series 2025B	5.00%	10/01/28	1,000,000	1,065,052
Skagit County Public Hospital District No. 1
RB Series 2024	5.50%	12/01/38 (b)	300,000	334,417
RB Series 2024	5.50%	12/01/39 (b)	500,000	554,131
State of Washington
GO Bonds Series 2021C	5.00%	02/01/33 (b)	1,060,000	1,190,811
GO Bonds Series 2025A	5.00%	08/01/39 (b)	1,000,000	1,161,321
Refunding GO Bonds Series 2025R-2025E	5.00%	08/01/40 (b)	2,210,000	2,544,936
Washington Health Care Facilities Authority
Overlake Hospital Medical Center Obligated Group Refunding RB Series 2014	5.00%	07/01/29 (b)	780,000	780,638
Overlake Hospital Medical Center Obligated Group Refunding RB Series 2017B	5.00%	07/01/32 (b)	1,845,000	1,907,857
Washington State Housing Finance Commission
Provident Group-SH I Properties LLC RB Series 2024	5.00%	07/01/54 (b)	1,500,000	1,404,088
				19,912,887
WEST VIRGINIA 0.2%
West Virginia Hospital Finance Authority
Vandalia Health, Inc. Obligated Group RB Series 2023B	6.00%	09/01/48 (b)	1,000,000	1,092,152
See financial notes
18
Schwab Municipal Bond Funds | Semiannual Holdings and Financial Statements

Schwab Tax-Free Bond Fund
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
WISCONSIN 1.5%
Racine Unified School District
Refunding GO Bonds Series 2024	4.00%	04/01/44 (b)	1,265,000	1,277,673
State of Wisconsin
Refunding GO Bonds Series 2023-2	5.00%	05/01/36 (b)	2,000,000	2,310,029
Refunding GO Bonds Series 20261	5.00%	05/01/40 (b)	1,000,000	1,167,358
Wisconsin Center District
RB Series 2020D	3.20%	12/15/35 (b)(d)	2,900,000	2,105,723
Wisconsin Health & Educational Facilities Authority
Franciscan Sisters of Christian Charity Sponsored Ministries, Inc. Obligated Group RB Series 2017A	5.00%	09/01/31 (b)(g)	1,000,000	1,042,683
Franciscan Sisters of Christian Charity Sponsored Ministries, Inc. Obligated Group RB Series 2017A	5.00%	09/01/32 (b)(g)	1,025,000	1,068,751
				8,972,217
Total Municipal Securities (Cost $602,431,932)				621,318,474
Total Investments in Securities (Cost $602,431,932)				621,318,474

(a)	Bond currently pays a fixed coupon rate and will be remarketed at a to be determined rate at the end of the current fixed rate term.
(b)	The effective maturity may be shorter than the final maturity shown because the security is subject to a put, demand or call feature.
(c)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(d)	Zero coupon bond. When a security is purchased with a zero coupon rate the effective yield at the time of purchase is shown.
(e)	Credit-enhanced or liquidity-enhanced.
(f)
VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

(g)	Refunded bond.

COP —	Certificate of participation
GO —	General obligation
RB —	Revenue bond
SIFMA —
Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate
Demand Obligations with certain characteristics.

VRDN —	Variable rate demand note

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2026:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Municipal Securities[1]	$—	$621,318,474	$—	$621,318,474
Total	$—	$621,318,474	$—	$621,318,474

[1]	As categorized in the Portfolio Holdings.
See financial notes
Schwab Municipal Bond Funds | Semiannual Holdings and Financial Statements
19

Schwab Tax-Free Bond Fund
Statement of Assets and Liabilities

As of February 28, 2026; unaudited
Assets
Investments in securities, at value - unaffiliated issuers (cost $602,431,932)		$621,318,474
Cash		7,174
Receivables:
Interest		6,401,513
Fund shares sold		1,354,385
Prepaid expenses	+	47,220
Total assets		629,128,766

Liabilities
Payables:
Investments bought - delayed-delivery		9,229,605
Distributions to shareholders		758,007
Fund shares redeemed		115,512
Investment adviser fees		92,973
Shareholder service fees		67,691
Accrued expenses	+	66,126
Total liabilities		10,329,914
Net assets		$618,798,852

Net Assets by Source
Capital received from investors		$641,104,001
Total distributable loss	+	(22,305,149)
Net assets		$618,798,852

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$618,798,852		55,634,618		$11.12

See financial notes
20
Schwab Municipal Bond Funds | Semiannual Holdings and Financial Statements

Schwab Tax-Free Bond Fund
Statement of Operations

For the period September 1, 2025 through February 28, 2026; unaudited
Investment Income
Interest received from securities - unaffiliated issuers		$11,268,145

Expenses
Investment adviser and administrator fees		634,757
Shareholder service fees		418,836
Portfolio accounting fees		45,039
Registration fees		28,571
Professional fees		18,986
Shareholder reports		6,311
Independent trustees’ fees		5,269
Custodian fees		3,154
Transfer agent fees		800
Other expenses	+	2,315
Total expenses		1,164,038
Expense reduction	–	67,643
Net expenses	–	1,096,395
Net investment income		10,171,750

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated issuers		(96,570)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers	+	23,150,136
Net realized and unrealized gains		23,053,566
Increase in net assets resulting from operations		$33,225,316
See financial notes
Schwab Municipal Bond Funds | Semiannual Holdings and Financial Statements
21

Schwab Tax-Free Bond Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	9/1/25-2/28/26		9/1/24-8/31/25
Net investment income		$10,171,750	$20,063,504
Net realized losses		(96,570)	(6,981,582)
Net change in unrealized appreciation (depreciation)	+	23,150,136	(12,565,919)
Increase in net assets resulting from operations		$33,225,316	$516,003

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($10,123,539 )	($20,045,944 )

TRANSACTIONS IN FUND SHARES
	9/1/25-2/28/26			9/1/24-8/31/25
		SHARES	VALUE	SHARES	VALUE
Shares sold		13,381,286	$146,603,230	19,771,931	$214,308,683
Shares reinvested		525,003	5,765,189	994,641	10,774,942
Shares redeemed	+	(8,882,178)	(97,326,869)	(23,708,478)	(256,509,852)
Net transactions in fund shares		5,024,111	$55,041,550	(2,941,906)	($31,426,227 )

SHARES OUTSTANDING AND NET ASSETS
	9/1/25-2/28/26			9/1/24-8/31/25
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		50,610,507	$540,655,525	53,552,413	$591,611,693
Total increase (decrease)	+	5,024,111	78,143,327	(2,941,906)	(50,956,168)
End of period		55,634,618	$618,798,852	50,610,507	$540,655,525
See financial notes
22
Schwab Municipal Bond Funds | Semiannual Holdings and Financial Statements

Schwab California Tax-Free Bond Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	9/1/25– 2/28/26*	9/1/24– 8/31/25	9/1/23– 8/31/24	9/1/22– 8/31/23	9/1/21– 8/31/22	9/1/20– 8/31/21
Per-Share Data
Net asset value at beginning of period	$10.84	$11.17	$10.91	$11.01	$12.24	$12.26
Income (loss) from investment operations:
Net investment income (loss)[1]	0.18	0.36	0.34	0.28	0.21	0.20
Net realized and unrealized gains (losses)	0.43	(0.34)	0.26	(0.10)	(1.17)	0.07
Total from investment operations	0.61	0.02	0.60	0.18	(0.96)	0.27
Less distributions:
Distributions from net investment income	(0.18)	(0.35)	(0.34)	(0.28)	(0.21)	(0.20)
Distributions from net realized gains	—	—	—	—	(0.06)	(0.09)
Total distributions	(0.18)	(0.35)	(0.34)	(0.28)	(0.27)	(0.29)
Net asset value at end of period	$11.27	$10.84	$11.17	$10.91	$11.01	$12.24
Total return	5.65%[2]	0.21%	5.55%	1.65%	(7.97%)	2.25%
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses	0.38%[3]	0.38%	0.38%	0.38%	0.48%[4,5]	0.49%
Total expenses	0.40%[3]	0.41%	0.41%	0.41%	0.56%[5]	0.58%
Net investment income (loss)	3.26%[3]	3.24%	3.05%	2.55%	1.78%	1.64%
Portfolio turnover rate	15%[2,6]	35%[6]	81%[7]	65%[7]	67%[7]	43%[7]
Net assets, end of period (x 1,000,000)	$590	$468	$439	$400	$420	$504

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Annualized.
[4]	Effective July 1, 2022, the net operating expense limitation was lowered from 0.49% to 0.38%. The ratio presented for the year ended August 31, 2022, is a blended ratio.
[5]	Ratio includes less than 0.005% of non-routine proxy expenses.
[6]	Portfolio turnover rate excludes variable rate demand note transactions.
[7]
In the period ended August 31, 2025, variable rate demand notes are excluded from the portfolio turnover rate. In applying a similar exclusion for the periods ended
August 31, 2024, August 31, 2023, August 31, 2022, and August 31, 2021, portfolio turnover rates would have been 41%, 36%, 35%, and 25%, respectively.

See financial notes
Schwab Municipal Bond Funds | Semiannual Holdings and Financial Statements
23

Schwab California Tax-Free Bond Fund
Portfolio Holdings  as of February 28, 2026 (Unaudited)

For fixed rate securities, the rate shown is the interest rate (the rate established when the security was issued). For variable rate securities, the rate shown is the rate as of the report date based on each security’s rate reset date and when a security is purchased with a zero coupon rate, the effective yield at the time of purchase is shown. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
MUNICIPAL SECURITIES 101.5% OF NET ASSETS
CALIFORNIA 99.3%
Alameda Corridor Transportation Authority
RB Series 2024C	4.90%	10/01/49 (a)(b)	1,000,000	328,873
RB Series 2024C	5.03%	10/01/53 (a)(b)	1,000,000	262,254
Refunding RB Series 2022A	5.40%	10/01/50 (a)(b)(c)	3,000,000	1,781,158
Alameda County Fire Department
GO Bonds Series 2025	5.00%	06/01/44 (a)	625,000	709,082
GO Bonds Series 2025	5.00%	06/01/50 (a)	1,225,000	1,321,232
Alhambra Unified School District
GO Bonds Series 2023B	5.25%	08/01/48 (a)	1,000,000	1,078,398
Anaheim Housing & Public Improvements Authority
Electric System Revenue RB Series 2025A	5.00%	10/01/32 (a)	450,000	511,974
Electric System Revenue Refunding RB Series 2025B	5.00%	10/01/32 (a)	500,000	568,860
Antelope Valley Community College District
GO Bonds Series 2025D	4.65%	08/01/44 (a)(b)	850,000	380,112
GO Bonds Series 2025D	4.71%	08/01/46 (a)(b)	1,000,000	396,723
Bay Area Toll Authority
Refunding RB Series 2023A	1.25%	04/01/55 (a)(d)(e)	1,475,000	1,475,000
Refunding RB Series 2023B	1.40%	04/01/55 (a)(d)(e)	250,000	250,000
Refunding RB Series 2026A	5.00%	04/01/61 (a)(f)	4,000,000	4,698,889
Beverly Hills Unified School District
GO Bonds Series 2009	4.04%	08/01/26 (b)	555,000	550,603
GO Bonds Series 2017	4.06%	08/01/34 (a)(b)	7,705,000	5,513,476
Burbank-Glendale-Pasadena Airport Authority Brick Campaign
RB Series 2024B	4.38%	07/01/49 (a)	1,000,000	980,750
California Community Choice Financing Authority
RB Series 2022A-1	4.00%	05/01/53 (a)(g)	5,000,000	5,119,958
RB Series 2023B-1	5.00%	07/01/53 (a)(d)	1,995,000	2,122,263
RB Series 2023C	5.25%	01/01/54 (a)(g)	3,750,000	4,032,093
RB Series 2023D	5.50%	05/01/54 (a)(g)	6,000,000	6,393,988
RB Series 2023E-1	5.00%	02/01/54 (a)	2,000,000	2,164,130
RB Series 2023F	5.50%	10/01/54 (a)(g)	4,465,000	4,909,317
RB Series 2023G	5.25%	11/01/54 (a)(g)	2,000,000	2,157,791
RB Series 2024A-1	5.00%	05/01/54 (a)(g)	1,000,000	1,090,895
RB Series 2024E	5.00%	02/01/55 (a)(g)	2,000,000	2,189,076
RB Series 2025A-1	5.00%	04/01/56 (a)	4,000,000	4,442,714
RB Series 2025B	5.00%	03/01/56 (a)(g)	3,000,000	3,335,409
RB Series 2025C	5.00%	12/01/55 (a)(g)	4,000,000	4,343,026
RB Series 2026	5.00%	03/01/36 (a)	2,250,000	2,454,416
California County Tobacco Securitization Agency
Los Angeles County Securitization Corp. Refunding RB Series 2020A	4.00%	06/01/38 (a)	340,000	335,946
See financial notes
24
Schwab Municipal Bond Funds | Semiannual Holdings and Financial Statements

Schwab California Tax-Free Bond Fund
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
California Educational Facilities Authority
Leland Stanford Junior University RB Series 2025V-4	5.00%	03/01/55 (a)(g)	1,000,000	1,170,470
Leland Stanford Junior University RB Series 2025V-5	5.00%	03/01/55 (a)(g)	1,250,000	1,555,608
St. Mary’s College of California Refunding RB Series 2023A	5.25%	10/01/44 (a)	665,000	675,223
University of Redlands RB Series 2022A	5.00%	10/01/44 (a)	1,500,000	1,538,865
University of Southern California RB Series 2025A	5.00%	10/01/35	3,000,000	3,765,253
California Enterprise Development Authority
Sage Hill School Refunding RB Series 2024	5.00%	12/01/42 (a)	580,000	645,075
California Health Facilities Financing Authority
Adventist Health System/West Obligated Group RB Series 2024A	5.25%	12/01/40 (a)	500,000	557,389
CommonSpirit Health Obligated Group RB Series 2024A	5.00%	12/01/38 (a)	1,165,000	1,324,510
CommonSpirit Health Obligated Group RB Series 2024A	5.00%	12/01/41 (a)	1,250,000	1,402,012
CommonSpirit Health Obligated Group Refunding RB Series 2020A	4.00%	04/01/38 (a)	2,500,000	2,564,848
CommonSpirit Health Obligated Group Refunding RB Series 2020A	4.00%	04/01/45 (a)	2,750,000	2,647,467
Episcopal Communities & Services for Seniors Obligated Group RB Series 2024A	3.85%	11/15/27 (a)	1,300,000	1,300,578
Kaiser Foundation Hospitals RB Series 2017A-2	4.00%	11/01/44 (a)	2,000,000	1,967,352
Marshall Medical Center Refunding RB Series 2015	5.00%	11/01/28 (a)(d)	800,000	801,802
On Lok Senior Health Services Obligated Group Refunding RB Series 2020	5.00%	08/01/40 (a)	750,000	792,206
California Housing Finance Agency
RB Series 2021-2	3.75%	03/25/35	1,877,455	1,963,534
RB Series 2024A-1	4.25%	08/01/49 (a)	2,000,000	1,992,705
RB Series 2025B	4.35%	02/01/43 (a)	2,000,000	2,029,336
Century WLAVA 4 LP RB Series 2025	2.95%	06/01/46 (a)(g)	500,000	506,205
City & County of San Francisco RB Series 2020N	4.00%	04/01/40 (a)	565,000	587,573
California Infrastructure & Economic Development Bank
Academy of Motion Picture Arts & Sciences Obligated Group Refunding RB Series 2023A	4.00%	11/01/41 (a)	2,000,000	2,063,423
Broad RB Series 2025A	5.00%	06/01/33	2,000,000	2,422,143
Walt Disney Family Museum LLC Refunding RB Series 2016	5.00%	02/01/29 (a)	250,000	250,556
Walt Disney Family Museum LLC Refunding RB Series 2016	5.00%	02/01/30 (a)	330,000	330,738
Walt Disney Family Museum LLC Refunding RB Series 2016	5.00%	02/01/31 (a)	350,000	350,776
California Municipal Finance Authority
Aldersly RB Series 2023A	5.00%	05/15/53 (a)(d)	2,500,000	2,610,150
BOLD Program Special Tax Series 2023B	5.75%	09/01/53 (a)	1,000,000	1,058,477
Caritas Corp. CMFA Mobile Home Park Financing RB Series 2023A	5.25%	08/15/53 (a)	900,000	930,467
Caritas Corp. CMFA Mobile Home Park Financing 2024 Portfolio Refunding RB Series 2024A	5.00%	08/15/35 (a)	655,000	746,465
Caritas Corp. CMFA Mobile Home Park Financing 2024 Portfolio Refunding RB Series 2024A	5.00%	08/15/37 (a)	365,000	409,950
Channing House Refunding RB Series 2017A	5.00%	05/15/27 (d)	350,000	362,361
Channing House Refunding RB Series 2017A	5.00%	05/15/34 (a)(d)	1,040,000	1,069,663
Eisenhower Medical Center Refunding RB Series 2017B	5.00%	07/01/27	600,000	616,384
Eisenhower Medical Center Refunding RB Series 2017B	5.00%	07/01/30 (a)	1,150,000	1,179,553
EL Camino LP RB Series 2026	2.50%	03/01/46 (a)	550,000	550,281
HumanGood California Obligated Group Refunding RB Series 2019A	4.00%	10/01/29 (a)	655,000	658,991
HumanGood California Obligated Group Refunding RB Series 2019A	4.00%	10/01/30 (a)	750,000	754,468
HumanGood California Obligated Group Refunding RB Series 2019A	4.00%	10/01/31 (a)	500,000	502,927
HumanGood California Obligated Group Refunding RB Series 2025A	5.00%	10/01/41 (a)	1,600,000	1,710,462
HumanGood California Obligated Group Refunding RB Series 2025A	5.00%	10/01/42 (a)	2,000,000	2,124,143
Ignatian Corp. RB Series 2024A	5.00%	09/01/33	515,000	614,197
Ignatian Corp. RB Series 2024A	5.00%	09/01/37 (a)	1,500,000	1,737,953
See financial notes
Schwab Municipal Bond Funds | Semiannual Holdings and Financial Statements
25

Schwab California Tax-Free Bond Fund
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Inland Christian Home, Inc. RB Series 2020	4.00%	12/01/39 (a)(d)	500,000	515,057
Institute on Aging Refunding RB Series 2017	5.00%	08/15/29 (a)(d)	250,000	260,524
Institute on Aging Refunding RB Series 2017	5.00%	08/15/31 (a)(d)	575,000	597,560
Institute on Aging Refunding RB Series 2017	5.00%	08/15/32 (a)(d)	250,000	259,462
Institute on Aging Refunding RB Series 2017	5.00%	08/15/33 (a)(d)	250,000	258,820
Palomar Health Obligated Group Refunding COP Series 2022A	5.00%	11/01/27	100,000	102,908
Palomar Health Obligated Group Refunding COP Series 2022A	5.00%	11/01/28	115,000	120,437
Palomar Health Obligated Group Refunding COP Series 2022A	5.00%	11/01/29	125,000	132,531
Palomar Health Obligated Group Refunding COP Series 2022A	5.00%	11/01/30	100,000	106,941
Palomar Health Obligated Group Refunding COP Series 2022A	5.25%	11/01/52 (a)	2,000,000	2,040,459
PRS-California Obligated Group Refunding RB Series 2024A	5.00%	04/01/49 (a)	1,000,000	1,028,388
Republic Services, Inc. RB Series 2021B	3.25%	07/01/51 (a)(g)	1,250,000	1,250,722
Republic Services, Inc. Refunding RB Series 2021A	3.45%	07/01/41 (a)(g)	1,000,000	1,000,279
Samuel Merritt University RB Series 2022	5.25%	06/01/53 (a)	2,000,000	2,097,983
Scripps College RB Series 2025	5.00%	07/01/30	300,000	335,009
Scripps College RB Series 2025	5.00%	07/01/31	465,000	528,635
Scripps College RB Series 2025	5.00%	07/01/32	500,000	576,883
Scripps College RB Series 2025	5.00%	07/01/50 (a)	750,000	788,447
System Management Group RB Series 2019A	5.00%	04/01/26	650,000	651,420
System Management Group RB Series 2019A	5.00%	04/01/27	1,100,000	1,134,589
University of La Verne Refunding RB Series 2017A	5.00%	06/01/28 (a)	1,000,000	1,026,288
University of La Verne Refunding RB Series 2017A	5.00%	06/01/29 (a)	1,000,000	1,025,044
Waste Management, Inc. RB Series 2017A	3.45%	12/01/44 (a)	1,500,000	1,504,913
Waste Management, Inc. RB Series 2020A	3.45%	10/01/45 (a)(g)	1,500,000	1,500,000
Waste Management, Inc. RB Series 2022A	3.45%	10/01/41 (a)(g)	1,000,000	1,011,961
California Pollution Control Financing Authority
Republic Services, Inc. RB Series 2017A-1	3.25%	11/01/42 (a)(g)	1,000,000	1,000,187
Republic Services, Inc. RB Series 2019A-2	3.25%	11/01/42 (a)(g)	1,000,000	1,000,187
Republic Services, Inc. Refunding RB Series 2023	2.88%	07/01/43 (a)	1,500,000	1,500,390
California Public Finance Authority
Henry Mayo Newhall Hospital Obligated Group Refunding RB Series 2017	5.00%	10/15/33 (a)	425,000	428,836
Henry Mayo Newhall Hospital Obligated Group Refunding RB Series 2017	5.00%	10/15/47 (a)	600,000	600,453
Hoag Memorial Hospital Presbyterian Obligated Group RB Series 2022B-1	1.25%	07/15/62 (a)(d)(e)	2,310,000	2,310,000
Hoag Memorial Hospital Presbyterian Obligated Group RB Series 2022B-2	1.25%	07/15/62 (a)(d)(e)	675,000	675,000
P3 Irvine SL Holdings LLC Obligated Group RB Series 2024A	6.50%	06/01/54 (a)	3,500,000	3,420,683
PIH Health, Inc. Obligated Group Refunding RB Series 2024A	5.00%	06/01/34	1,125,000	1,304,552
California School Finance Authority
Granada Hills Charter High School Obligated Group RB Series 2024A	5.00%	07/01/27	240,000	247,349
Granada Hills Charter High School Obligated Group RB Series 2024A	5.00%	07/01/28	255,000	266,704
Granada Hills Charter High School Obligated Group RB Series 2024A	5.00%	07/01/29	265,000	281,777
Granada Hills Charter High School Obligated Group RB Series 2024A	5.00%	07/01/30	280,000	302,313
Kipp SoCal Public Schools Obligated Group RB Series 2017A	5.00%	07/01/37 (a)	590,000	599,428
California State Public Works Board
RB Series 2025A	5.00%	04/01/40 (a)	1,000,000	1,175,239
Refunding RB Series 2022C	5.00%	08/01/35 (a)	2,865,000	3,259,132
Refunding RB Series 2024C	5.00%	09/01/35 (a)	1,000,000	1,207,876
California State University
California State Univ CP Series A2	2.53%	03/05/26 (d)	3,000,000	3,000,206
Refunding RB Series 2015A	5.00%	11/01/37 (a)	40,000	40,074
Refunding RB Series 2016B-3	3.13%	11/01/51 (a)(g)	2,200,000	2,200,185
See financial notes
26
Schwab Municipal Bond Funds | Semiannual Holdings and Financial Statements

Schwab California Tax-Free Bond Fund
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB Series 2025A	5.00%	11/01/28	1,065,000	1,156,867
Refunding RB Series 2025A	5.00%	11/01/43 (a)	2,000,000	2,309,781
California Statewide Communities Development Authority
RB Series 2025A	5.00%	10/01/32 (h)	2,500,000	2,895,102
RB Series 2025B	5.00%	10/01/35 (h)	2,220,000	2,649,855
Adventist Health System/West Obligated Group Refunding RB Series 2018A	5.00%	03/01/48 (a)	1,765,000	1,779,773
CHF-Irvine LLC Refunding RB Series 2016	5.00%	05/15/30 (a)	500,000	502,283
CHF-Irvine LLC Refunding RB Series 2016	5.00%	05/15/32 (a)	1,250,000	1,255,468
City of Salinas Measure X Sales Tax Revenue COP Series 2018B	5.00%	12/01/33 (a)	1,075,000	1,153,163
City of Salinas Measure X Sales Tax Revenue COP Series 2018B	5.00%	12/01/36 (a)	1,475,000	1,569,199
Community Facilities District No. 2021- Special Tax Series 2023	5.00%	09/01/53 (a)	1,800,000	1,830,192
Loma Linda University Medical Center Obligated Group RB Series 2018A	5.25%	12/01/43 (a)	2,500,000	2,558,815
Redlands Community Hospital Obligated Group Refunding RB Series 2016	5.00%	10/01/30 (a)	800,000	809,380
Redlands Community Hospital Obligated Group Refunding RB Series 2016	5.00%	10/01/32 (a)	700,000	707,997
USC Obligated Group RB Series 2018	5.00%	01/01/31 (a)	1,700,000	1,787,794
USC Obligated Group RB Series 2018	5.00%	01/01/33 (a)	1,355,000	1,422,616
Viamonte Senior Living 1, Inc. RB Series 2018A	5.00%	07/01/29 (a)(d)	300,000	320,640
Viamonte Senior Living 1, Inc. RB Series 2018A	5.00%	07/01/30 (a)(d)	235,000	251,033
Viamonte Senior Living 1, Inc. RB Series 2018A	5.00%	07/01/32 (a)(d)	900,000	959,332
Viamonte Senior Living 1, Inc. RB Series 2018A	4.00%	07/01/35 (a)(d)	275,000	282,588
Viamonte Senior Living 1, Inc. RB Series 2018A	4.00%	07/01/36 (a)(d)	425,000	435,441
Cambria Community Healthcare District
GO Bonds Series 2025A	5.00%	08/01/50 (a)	1,000,000	1,059,782
Central Valley Energy Authority
RB Series 2025	5.00%	12/01/55 (a)(g)	1,000,000	1,110,716
RB Series 2026	5.00%	08/01/34 (a)	3,000,000	3,301,178
Chaffey Joint Union High School District
GO Bonds Series 2023G	4.30%	08/01/37 (a)(b)	1,000,000	654,474
GO Bonds Series 2023G	4.41%	08/01/38 (a)(b)	500,000	309,180
GO Bonds Series 2023G	4.57%	08/01/41 (a)(b)	1,500,000	785,591
GO Bonds Series 2023G	4.60%	08/01/42 (a)(b)	1,000,000	495,473
Chico Unified School District
GO Bonds Series 2021C	4.00%	08/01/44 (a)	1,325,000	1,338,476
Chino Valley Unified School District
GO Bonds Series 2024D	4.27%	08/01/40 (a)(b)	655,000	370,839
City & County of San Francisco
GO Bonds Series 2021E-1	4.00%	06/15/40 (a)	1,960,000	2,008,197
City of Clovis Sewer Revenue
Refunding RB Series 2015	5.25%	08/01/30 (a)	1,060,000	1,062,502
City of Irvine
Community Facilities District No. 2013-3 Area No. 1 Refunding Special Tax Series 2024	4.82%	09/01/50 (a)(b)	1,170,000	364,741
Community Facilities District No. 2013-3 Area No. 1 Refunding Special Tax Series 2024	4.83%	09/01/51 (a)(b)	750,000	222,103
Community Facilities District No. 2013-3 Improvement Area No. 1 Special Tax Series 2025	5.00%	09/01/50 (a)	1,000,000	1,078,729
City of Long Beach Airport System Revenue
RB Series 2022C	5.25%	06/01/47 (a)	1,000,000	1,042,268
City of Los Angeles
Revenue Notes Series 2025	5.00%	06/25/26	8,115,000	8,185,773
See financial notes
Schwab Municipal Bond Funds | Semiannual Holdings and Financial Statements
27

Schwab California Tax-Free Bond Fund
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
City of Los Angeles Department of Airports
RB Series 2018A	5.00%	05/15/27	795,000	820,094
RB Series 2018A	5.00%	05/15/33 (a)	1,225,000	1,288,347
RB Series 2019F	5.00%	05/15/36 (a)	850,000	904,243
RB Series 2020C	5.00%	05/15/27	1,290,000	1,330,719
RB Series 2022A	5.00%	05/15/36 (a)	2,160,000	2,416,011
Refunding RB Series 2018B	5.00%	05/15/32 (a)	1,000,000	1,053,460
Refunding RB Series 2018D	5.00%	05/15/27	1,060,000	1,093,459
Refunding RB Series 2021D	4.00%	05/15/38 (a)	2,415,000	2,471,041
Refunding RB Series 2022C	5.00%	05/15/27	1,000,000	1,031,565
Refunding RB Series 2025A	5.25%	05/15/40 (a)	2,000,000	2,301,309
Refunding RB Series 2025A	5.25%	05/15/50 (a)	2,500,000	2,652,292
City of Los Angeles Wastewater System Revenue
Refunding RB Series 2025A	5.00%	06/01/31	2,690,000	3,132,879
Refunding RB Series 2025A	5.00%	06/01/34	1,655,000	2,043,866
Refunding RB Series 2025C	5.00%	06/01/31	1,000,000	1,161,911
City of Palo Alto
COP Series 2021	2.00%	11/01/38 (a)	400,000	335,740
City of San Francisco Public Utilities Commission Water Revenue
Refunding RB Series 2025F	5.00%	11/01/36	1,500,000	1,902,917
City of Susanville Natural Gas Revenue
Refunding RB Series 2019	4.00%	06/01/28 (a)	615,000	638,383
Refunding RB Series 2019	4.00%	06/01/30 (a)	680,000	706,251
City of Vernon Electric System Revenue
RB Series 2021A	5.00%	10/01/26	1,000,000	1,014,247
City of Victorville Electric Revenue
Refunding RB Series 2022A	5.00%	05/01/30	500,000	554,686
Colton Joint Unified School District
GO Bonds Series 2025	5.00%	08/01/43 (a)	650,000	729,080
Compton Community College District
GO Bonds Series 2024B	4.00%	08/01/42 (a)	710,000	734,608
Compton Unified School District
Refunding GO Bonds Series 2016F	5.50%	06/01/31 (a)	750,000	756,403
Corona Utility Authority Water Reclamation Revenue
Refunding RB Series 2025	5.00%	09/01/50 (a)	1,000,000	1,073,006
Refunding RB Series 2025	5.00%	09/01/55 (a)	1,500,000	1,597,029
Corona Utility Authority Water Revenue
RB Series 2025	5.00%	09/01/50 (a)	1,000,000	1,071,377
Corona-Norco Unified School District
GO Bonds Series 2002D	3.85%	09/01/27 (b)	2,400,000	2,320,304
County of Sacramento Airport System Revenue
RB Series 2025A	5.00%	07/01/31	750,000	843,009
RB Series 2025A	5.00%	07/01/33	1,250,000	1,441,133
County of San Diego
Sanford Burnham Prebys Medical Discovery Institute Refunding RB Series 2015A	5.00%	11/01/26 (a)	1,000,000	1,002,014
Desert Sands Unified School District
GO Bonds Series 2025	4.00%	08/01/41 (a)	635,000	672,094
Dinuba Unified School District
COP Series 2023	5.50%	06/01/38 (a)	1,250,000	1,251,840
See financial notes
28
Schwab Municipal Bond Funds | Semiannual Holdings and Financial Statements

Schwab California Tax-Free Bond Fund
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Discovery Bay Public Financing Authority
Discovery Bay Community Services District RB Series 2022	5.00%	12/01/52 (a)	1,000,000	1,053,762
East Bay Municipal Utility District Water System Revenue
RB Series 2025A	5.00%	06/01/45 (a)	1,250,000	1,407,802
Elk Grove Finance Authority
Community Facilities District No. 2005-1 Laguna Ridge Special Tax Series 2025	5.00%	09/01/34	480,000	572,578
Community Facilities District No. 2005-1 Laguna Ridge Special Tax Series 2025	5.00%	09/01/37 (a)	550,000	653,983
Community Facilities District No. 2005-1 Laguna Ridge Special Tax Series 2025	5.00%	09/01/40 (a)	1,100,000	1,273,914
Community Facilities District No. 2005-1 Laguna Ridge Special Tax Series 2025	5.00%	09/01/43 (a)	435,000	486,723
Community Facilities District No. 2005-1 Laguna Ridge Special Tax Series 2025	5.00%	09/01/47 (a)	1,000,000	1,071,689
Community Facilities District No. 2005-1 Laguna Ridge Special Tax Series 2025	5.00%	09/01/51 (a)	1,000,000	1,055,297
Fontana Public Facilities Financing Authority
Refunding RB Series 2025A	5.00%	11/01/44 (a)	500,000	560,176
Refunding RB Series 2025A	5.00%	11/01/45 (a)	450,000	498,031
Foothill-Eastern Transportation Corridor Agency
Refunding RB Series 2014A	6.85%	01/15/42 (a)(c)	1,000,000	1,214,600
Fresno Joint Powers Financing Authority
RB Series 2025A	5.25%	04/01/50 (a)	1,500,000	1,614,445
Refunding RB Series 2017A	5.00%	04/01/26	850,000	852,018
Refunding RB Series 2017A	5.00%	04/01/28 (a)	1,415,000	1,460,487
Fresno Unified School District
GO Bonds Series 2018A	4.08%	08/01/33 (a)(b)(i)	1,120,000	836,083
GO Bonds Series 2018A	4.18%	08/01/34 (a)(b)(i)	1,900,000	1,351,575
Goleta Water District
Refunding RB Series 2023A	5.00%	09/01/29	400,000	444,065
Greenfield Redevelopment Agency
Refunding Tax Allocation Series 2016	5.00%	02/01/29 (a)	730,000	731,037
Hacienda La Puente Unified School District
GO Bonds Series 2023A	4.00%	08/01/43 (a)	1,100,000	1,120,371
Hastings Campus Housing Finance Authority
RB Series 2020A	5.00%	07/01/45 (a)	2,800,000	2,776,894
Hayward Unified School District
GO Bonds Series 2025B	5.00%	08/01/44 (a)	200,000	224,175
GO Bonds Series 2025B	5.00%	08/01/45 (a)	200,000	221,864
GO Bonds Series 2025B	5.00%	08/01/47 (a)	1,000,000	1,090,041
Imperial Irrigation District Electric System Revenue
Refunding RB Series 2025	5.00%	11/01/44 (a)	600,000	674,828
Imperial Unified School District
GO Bonds Series 2017A	5.25%	08/01/43 (a)(i)	1,430,000	1,496,498
Independent Cities Finance Authority
Millennium Housing of California Refunding RB Series 2019	4.25%	05/15/26	810,000	812,676
Millennium Housing of California Refunding RB Series 2019	5.00%	05/15/48 (a)	2,000,000	2,023,660
Indian Wells Redevelopment Successor Agency
Refunding Tax Allocation Series 2015A	5.00%	09/01/27 (a)	1,250,000	1,252,832
Inglewood Joint Powers Authority
RB Series 2025	5.25%	08/01/50 (a)	1,500,000	1,620,688
RB Series 2025	4.38%	08/01/55 (a)	500,000	500,626
Inglewood Redevelopment Successor Agency
Refunding Tax Allocation Series 2017A	5.00%	05/01/26	500,000	502,221
See financial notes
Schwab Municipal Bond Funds | Semiannual Holdings and Financial Statements
29

Schwab California Tax-Free Bond Fund
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Inglewood Unified School District
GO Bonds Series 2018B	5.00%	08/01/35 (a)	200,000	202,111
GO Bonds Series 2018B	5.00%	08/01/37 (a)	720,000	726,826
Kern County Water Agency Improvement District No. 4
Refunding RB Series 2016A	5.00%	05/01/30 (a)	1,500,000	1,507,389
Kern High School District
GO Bonds Series 2017A	3.00%	08/01/29 (a)	1,000,000	1,008,439
Lancaster Redevelopment Successor Agency
Refunding Tax Allocation Series 2017	4.00%	08/01/26	1,360,000	1,368,264
Refunding Tax Allocation Series 2017	5.00%	08/01/29 (a)	820,000	829,781
Livermore Valley Joint Unified School District
GO Bonds Series 2019	4.00%	08/01/32 (a)	335,000	336,439
Los Alamitos Unified School District
Refunding GO Bonds Series 2016	3.00%	08/01/36 (a)	2,605,000	2,601,720
Los Angeles County Public Works Financing Authority
RB Series 2025J	5.00%	12/01/38 (a)	2,000,000	2,428,697
RB Series 2025J	5.00%	12/01/42 (a)	600,000	698,528
Refunding RB Series 2024H	5.00%	12/01/30	1,500,000	1,720,962
Refunding RB Series 2024H	5.00%	12/01/33	3,550,000	4,331,580
Los Angeles Department of Water & Power
Power System Revenue RB Series 2021C	5.00%	07/01/38 (a)	745,000	816,404
System Revenue Refunding RB Series 2024B	5.00%	07/01/36 (a)	1,365,000	1,575,460
System Revenue Refunding RB Series 2025A	5.00%	07/01/28 (a)	750,000	786,819
System Revenue Refunding RB Series 2025A	5.00%	07/01/43 (a)	100,000	111,067
System Revenue Refunding RB Series 2025B	5.00%	07/01/32	3,500,000	4,027,074
System Revenue Refunding RB Series 2025B	5.00%	07/01/34	1,000,000	1,179,126
System Revenue Refunding RB Series 2025C	5.00%	07/01/35	1,350,000	1,602,818
Los Angeles Department of Water & Power Water System Revenue
RB Series 2024A	5.00%	07/01/39 (a)	2,000,000	2,253,325
Refunding RB Series 2025A	5.00%	01/01/30 (a)	2,000,000	2,174,571
Refunding RB Series 2025B	5.00%	07/01/32	900,000	1,035,533
Refunding RB Series 2025C	5.00%	07/01/26	2,125,000	2,142,815
Refunding RB Series 2025C	5.00%	07/01/29	1,270,000	1,381,104
Refunding RB Series 2025C	5.00%	07/01/33	1,640,000	1,913,320
Refunding RB Series 2025C	5.00%	07/01/34	2,500,000	2,947,814
Refunding RB Series 2025C	5.00%	07/01/42 (a)	1,250,000	1,409,758
Los Angeles Unified School District
GO Bonds Series 2020C	5.00%	07/01/27	1,640,000	1,712,191
GO Bonds Series 2021RYRR	4.00%	07/01/46 (a)	770,000	771,886
GO Bonds Series 2024QRR	5.00%	07/01/35 (a)	725,000	894,686
GO Bonds Series 2024QRR	5.00%	07/01/44 (a)	1,505,000	1,689,801
Refunding GO Bonds Series 2016B	3.00%	07/01/32 (a)	1,500,000	1,500,915
Refunding GO Bonds Series 2024A	5.00%	07/01/26	3,000,000	3,033,075
Refunding GO Bonds Series 2024A	5.00%	07/01/27	2,000,000	2,088,038
Refunding GO Bonds Series 2024A	5.00%	07/01/33	950,000	1,150,076
Los Osos Community Services Waste Water Assessment District No. 1
Refunding Special Assessment Series 2019	5.00%	09/02/26	740,000	749,162
Merced City School District
GO Bonds Series 2025	5.00%	08/01/50 (a)	1,000,000	1,063,590
See financial notes
30
Schwab Municipal Bond Funds | Semiannual Holdings and Financial Statements

Schwab California Tax-Free Bond Fund
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Mesa Water District
COP Series 2020	4.00%	03/15/40 (a)	500,000	521,843
Midpeninsula Regional Open Space District Field Employees Corp.
GO Bonds Series 2024	4.00%	03/01/49 (a)	775,000	772,773
Modesto Irrigation District
Modesto Irrigation District Electric System Revenue RB Series 2015A	5.00%	10/01/26 (a)	1,250,000	1,251,863
Modesto Irrigation District Electric System Revenue RB Series 2015A	5.00%	10/01/40 (a)	2,000,000	2,002,110
Moreno Valley Unified School District
GO Bonds Series 2025A	5.25%	08/01/44 (a)	1,115,000	1,270,368
GO Bonds Series 2025A	5.25%	08/01/45 (a)	1,300,000	1,461,432
Moulton-Niguel Water District Public Facilities Corp.
COP Series 2021	2.25%	09/01/45 (a)	1,500,000	1,068,884
Mount Diablo Unified School District
GO Bonds Series 2025C	5.00%	08/01/38 (a)	1,000,000	1,213,591
GO Bonds Series 2025C	5.00%	08/01/41 (a)	675,000	792,023
Mountain View School District School Facilities Improvement District No. 2
GO Bonds Series 2024	3.95%	07/01/29 (a)(b)	1,250,000	1,115,478
Mt San Antonio Community College District
GO Bonds Series 2021E	4.27%	08/01/46 (a)(b)	1,430,000	581,593
Municipal Improvement Corp. of Los Angeles
RB Series 2025A	5.00%	05/01/36 (a)	750,000	913,354
New Haven Unified School District
GO Bonds Series 2025A	4.50%	08/01/54 (a)	1,845,000	1,868,286
Northern California Energy Authority
Refunding RB Series 2024	5.00%	12/01/54 (a)(g)	3,000,000	3,233,902
Oakland Unified School District/Alameda County
GO Bonds Series 2019A	5.00%	08/01/31 (a)	500,000	520,121
GO Bonds Series 2023A	5.00%	08/01/38 (a)	1,150,000	1,313,325
Oakley Redevelopment Agency
Refunding Tax Allocation Series 2018	5.00%	09/01/30 (a)	500,000	535,289
Refunding Tax Allocation Series 2018	5.00%	09/01/31 (a)	660,000	705,117
Refunding Tax Allocation Series 2018	5.00%	09/01/33 (a)	725,000	773,625
Oceanside Unified School District
GO Bonds Series 2023B	4.00%	08/01/45 (a)	1,500,000	1,507,802
Ojai Unified School District
GO Bonds Series 2023B	5.25%	08/01/48 (a)	1,100,000	1,184,175
GO Bonds Series 2023B	5.50%	08/01/53 (a)	1,750,000	1,893,233
Ontario Public Financing Authority
RB Series 2026B	5.00%	10/01/40 (a)	3,630,000	4,317,456
Orange County Local Transportation Authority Sales Tax Revenue
Refunding RB Series 2025	5.00%	02/15/41 (a)	1,000,000	1,166,788
Oxnard Financing Authority
Refunding RB Series 2018	5.00%	06/01/34 (a)	1,235,000	1,311,086
Refunding RB Series 2018	5.00%	06/01/35 (a)	770,000	815,872
Oxnard Union High School District
GO Bonds Series 2022C	3.50%	08/01/45 (a)	1,250,000	1,166,619
Pajaro Valley Unified School District
GO Bonds Series 2025A	5.00%	08/01/45 (a)	350,000	390,982
GO Bonds Series 2025A	5.00%	08/01/49 (a)	1,000,000	1,081,943
See financial notes
Schwab Municipal Bond Funds | Semiannual Holdings and Financial Statements
31

Schwab California Tax-Free Bond Fund
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Palmdale Elementary School District
GO Bonds Series 2017B	5.25%	08/01/42 (a)	2,500,000	2,575,474
Pasadena Public Financing Authority
Refunding RB Series 2024	4.54%	06/01/45 (a)(b)	1,000,000	429,700
Refunding RB Series 2024	4.65%	06/01/48 (a)(b)	500,000	181,044
Perris Elementary School District
GO Bonds Series 2023	4.00%	08/01/46 (a)	1,635,000	1,613,956
GO Bonds Series 2023	5.00%	08/01/47 (a)	1,065,000	1,151,853
Pico Rivera Public Financing Authority
Refunding RB Series 2016	5.50%	09/01/29 (a)	350,000	356,414
Refunding RB Series 2016	5.25%	09/01/33 (a)	800,000	812,352
Pismo Beach Public Financing Agency
RB Series 2024A	4.00%	12/01/49 (a)	1,000,000	982,053
Pleasant Valley School District/Ventura County
Refunding GO Bonds Series 2002A	5.85%	08/01/31	1,170,000	1,273,935
Pleasanton Unified School District
GO Bonds Series 2025	5.00%	08/01/26	750,000	759,936
Port of Los Angeles
Refunding RB Series 2024A-1	5.00%	08/01/31	1,000,000	1,127,241
Refunding RB Series 2024A-1	5.00%	08/01/32	1,750,000	2,007,044
Port of Oakland
RB Series 2021H	5.00%	05/01/26 (i)	5,000	5,023
RB Series 2021H	5.00%	05/01/28 (i)	15,000	15,897
Refunding RB Series 2021H	5.00%	05/01/26	1,745,000	1,751,909
Refunding RB Series 2021H	5.00%	05/01/28	1,235,000	1,297,291
Ravenswood City School District
GO Bonds Series 2023	4.50%	08/01/48 (a)	1,250,000	1,262,708
GO Bonds Series 2023	5.25%	08/01/53 (a)	3,500,000	3,706,320
GO Bonds Series 2025B	5.02%	08/01/48 (a)(b)	1,000,000	343,485
Redwood City Public Facilities & Infrastructure Authority
RB Series 2021	3.00%	06/01/51 (a)	1,790,000	1,382,630
Rialto Unified School District
COP Series 2024	5.00%	09/01/30	350,000	394,946
COP Series 2024	5.00%	09/01/31	325,000	374,642
COP Series 2024	5.00%	09/01/32	450,000	529,078
Rib Floater Trust Various States
RB Series 2022-008	1.95%	05/15/42 (a)(d)(h)(j)	3,100,000	3,100,000
Riverside Community College District
GO Bonds Series 2025A	4.00%	08/01/41 (a)	700,000	736,222
GO Bonds Series 2025A	4.00%	08/01/42 (a)	600,000	625,493
GO Bonds Series 2025A	4.00%	08/01/43 (a)	815,000	842,011
Riverside County Transportation Commission
Refunding RB Series 2021B-1	4.00%	06/01/40 (a)	4,000,000	4,066,196
Ross Valley Public Financing Authority
RB Series 2013	5.00%	10/01/27 (a)	200,000	200,417
RB Series 2013	5.00%	10/01/43 (a)	1,000,000	1,001,779
Sacramento City Unified School District
GO Bonds Series 2025C	5.00%	08/01/40 (a)	1,000,000	1,171,124
GO Bonds Series 2025C	5.00%	08/01/41 (a)	1,000,000	1,165,441
See financial notes
32
Schwab Municipal Bond Funds | Semiannual Holdings and Financial Statements

Schwab California Tax-Free Bond Fund
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
GO Bonds Series 2025C	5.00%	08/01/42 (a)	1,000,000	1,151,068
GO Bonds Series 2025C	5.00%	08/01/43 (a)	1,000,000	1,135,509
San Bernardino Community College District
GO Bonds Series 2023B	4.13%	08/01/49 (a)	3,125,000	3,133,358
San Diego Community College District
GO Bonds Series 2024	4.00%	08/01/43 (a)	1,250,000	1,287,690
San Diego County Regional Airport Authority
RB Series 2017B	5.00%	07/01/29 (a)	1,980,000	2,042,010
RB Series 2017B	5.00%	07/01/31 (a)	1,000,000	1,029,958
RB Series 2021A	4.00%	07/01/51 (a)	2,000,000	1,922,744
RB Series 2023B	5.00%	07/01/33	2,245,000	2,607,724
San Diego Public Facilities Financing Authority
Refunding RB Series 2024A	5.00%	10/15/40 (a)	850,000	991,444
Refunding RB Series 2025A	5.25%	10/15/55 (a)	2,000,000	2,164,979
San Diego Unified School District
GO Bonds Series 2010C	3.55%	07/01/33 (b)	110,000	91,370
GO Bonds Series 2025C-3	5.00%	07/01/47 (a)	1,000,000	1,097,943
GO Bonds Series 2025I-3	4.13%	07/01/50 (a)	500,000	499,164
GO Bonds Series 2025P-2	5.00%	07/01/42 (a)	500,000	581,276
Refunding GO Bonds Series 2025ZR-6A	5.00%	07/01/43	500,000	613,746
San Francisco Bay Area Rapid Transit District
GO Bonds Series 2025E-1	5.00%	08/01/40 (a)	1,000,000	1,190,174
San Francisco City & County Airport Comm-San Francisco International Airport
RB Series 2019E	5.00%	05/01/39 (a)	2,450,000	2,578,145
Refunding RB Series 2018G	5.00%	05/01/27	1,200,000	1,233,591
Refunding RB Series 2020A	5.00%	05/01/37 (a)	3,500,000	3,771,218
Refunding RB Series 2022A	5.00%	05/01/30	800,000	883,472
Refunding RB Series 2022A	5.00%	05/01/31	1,690,000	1,900,234
Refunding RB Series 2023C	5.00%	05/01/33	5,000,000	5,795,265
San Francisco City & County Redevelopment Successor Agency
Refunding Tax Allocation Series 2014C	5.00%	08/01/28 (a)	305,000	305,565
Refunding Tax Allocation Series 2014C	5.00%	08/01/29 (a)	430,000	430,768
Mission Bay South Redevelopment Area Tax Increment Financing District Refunding Tax Allocation Series 2025B	5.00%	08/01/35	1,600,000	1,955,608
Mission Bay South Redevelopment Area Tax Increment Financing District Refunding Tax Allocation Series 2025B	5.00%	08/01/36 (a)	1,350,000	1,632,268
San Francisco Community Facilities District No. 6 Refunding Special Tax Series 2023	5.25%	08/01/39 (a)	875,000	1,018,716
San Francisco Community Facilities District No. 6 Refunding Special Tax Series 2023	5.25%	08/01/40 (a)	1,000,000	1,156,661
San Francisco Community College District
GO Bonds Series 2024B	5.25%	06/15/49 (a)	1,500,000	1,621,917
Refunding GO Bonds Series 2025	5.00%	06/15/30	1,170,000	1,323,747
Refunding GO Bonds Series 2025	5.00%	06/15/31	1,200,000	1,389,624
San Jacinto Unified School District
GO Bonds Series 2017	5.00%	08/01/34 (a)	1,155,000	1,201,200
San Luis Obispo County Community College District
GO Bonds Series 2024D	4.00%	08/01/40 (a)	500,000	532,369
See financial notes
Schwab Municipal Bond Funds | Semiannual Holdings and Financial Statements
33

Schwab California Tax-Free Bond Fund
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Sierra View Local Health Care District
Refunding RB Series 2020	4.00%	07/01/26	300,000	301,187
Refunding RB Series 2020	5.00%	07/01/27	630,000	648,454
Refunding RB Series 2020	5.00%	07/01/30	645,000	702,142
South San Francisco Public Facilities Financing Authority
RB Series 2021A	4.00%	06/01/46 (a)	1,500,000	1,485,186
South San Francisco Unified School District
GO Bonds Series 2023	4.00%	09/01/48 (a)	1,000,000	993,699
Southern California Public Power Authority
Los Angeles Department of Water & Power Power System Revenue Refunding RB Series 2023-1	5.00%	07/01/27	2,500,000	2,595,904
Los Angeles Department of Water & Power Power System Revenue Refunding RB Series 2023-1	5.00%	07/01/28	1,000,000	1,062,164
Power System Revenue RB Series 2025-1	5.25%	07/01/42 (a)	500,000	575,557
Power System Revenue RB Series 2025-1	5.25%	07/01/43 (a)	500,000	568,701
Stanislaus Union School District
GO Bonds Series 2025A	4.50%	08/01/54 (a)	1,520,000	1,531,994
State of California
GO Bonds Series 2020	4.00%	03/01/36 (a)(i)	30,000	32,419
GO Bonds Series 2020	4.00%	03/01/36 (a)	1,365,000	1,439,663
GO Bonds Series 2022	5.00%	09/01/39 (a)	1,250,000	1,413,456
GO Bonds Series 2023	5.00%	09/01/37 (a)	2,500,000	2,915,238
GO Bonds Series 2024	5.00%	08/01/31	1,000,000	1,152,974
GO Bonds Series 2024	5.25%	08/01/44 (a)	1,420,000	1,616,419
GO Bonds Series 2025	5.00%	03/01/29	1,815,000	1,977,420
GO Bonds Series 2025	5.00%	08/01/33	1,500,000	1,791,130
GO Bonds Series 2025	5.00%	03/01/42 (a)	400,000	459,947
GO Bonds Series 2025	5.00%	08/01/43 (a)	1,500,000	1,711,419
GO Bonds Series 2025	5.00%	08/01/44 (a)	1,500,000	1,695,863
Refunding GO Bonds Series 2007	5.25%	08/01/32	3,250,000	3,785,694
Refunding GO Bonds Series 2013	5.00%	10/01/26 (a)	5,000	5,012
Refunding GO Bonds Series 2016	5.00%	09/01/29 (a)	1,290,000	1,309,288
Refunding GO Bonds Series 2017	3.50%	08/01/27	1,500,000	1,529,933
Refunding GO Bonds Series 2017	5.00%	08/01/32 (a)	2,000,000	2,023,908
Refunding GO Bonds Series 2019	5.00%	04/01/30	1,930,000	2,161,412
Refunding GO Bonds Series 2019	5.00%	04/01/30 (a)	915,000	998,611
Refunding GO Bonds Series 2022	5.00%	04/01/35 (a)	3,000,000	3,208,389
Refunding GO Bonds Series 2023	5.00%	10/01/36 (a)	2,000,000	2,330,365
Refunding GO Bonds Series 2024	5.00%	08/01/33	2,500,000	2,985,217
Refunding GO Bonds Series 2024	5.00%	08/01/35 (a)	5,000,000	6,025,670
Refunding GO Bonds Series 2025	5.00%	08/01/28	2,000,000	2,144,806
Refunding GO Bonds Series 2025	3.25%	08/01/31	2,000,000	2,109,338
Refunding GO Bonds Series 2025	5.00%	08/01/34 (a)	150,000	150,319
Refunding GO Bonds Series 2025	5.00%	03/01/38 (a)	2,235,000	2,657,584
Refunding GO Bonds Series 2025	5.00%	03/01/45 (a)	500,000	557,581
State of California Department of Water Resources
State of California Department of Water Resources Water Supply Revenue RB Series 2026A	5.00%	12/01/40 (a)	2,000,000	2,384,933
Sunnyvale Financing Authority
Solid Waste Revenue RB Series 2025	5.00%	11/01/44 (a)	850,000	956,750
See financial notes
34
Schwab Municipal Bond Funds | Semiannual Holdings and Financial Statements

Schwab California Tax-Free Bond Fund
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Tahoe-Truckee Sanitation Agency Financing Authority
RB Series 2026	4.00%	07/01/43 (a)	950,000	992,912
Temescal Valley Water District Public Financing Authority
Refunding Special Tax Series 2024	5.00%	09/01/33	550,000	648,860
Refunding Special Tax Series 2024	5.00%	09/01/34	475,000	567,820
Tender Option Bond Trust Receipts/Certificates
RB Series 2025-XF3297	1.95%	05/01/55 (a)(d)(h)(j)	8,000,000	8,000,000
RB Series 2025-XF8118	1.80%	05/01/33 (a)(d)(h)(j)	830,000	830,000
RB Series 2025-XF8119	1.80%	05/01/33 (a)(d)(h)(j)	1,055,000	1,055,000
RB Series 2025-XL0611	1.80%	05/01/48 (a)(d)(h)(j)	880,000	880,000
RB Series 2025XM-1264	1.80%	05/01/32 (a)(d)(h)(j)	1,505,000	1,505,000
Truckee-Donner Public Utility District Water System Revenue
RB Series 2022A	5.00%	11/15/52 (a)	1,500,000	1,578,385
Twin Rivers Unified School District
GO Bonds Series 2025B	4.50%	08/01/49 (a)	2,000,000	2,048,566
University of California
RB Series 2017M	5.00%	05/15/52 (a)	2,000,000	2,028,095
RB Series 2025CA	5.00%	05/15/38 (a)	2,000,000	2,358,944
RB Series 2025CD	5.00%	05/15/30	5,000,000	5,600,375
RB Series 2025CD	5.00%	05/15/36	2,000,000	2,450,217
RB Series 2025CD	5.25%	05/15/40	765,000	974,597
Refunding RB Series 2021Q	3.00%	05/15/51 (a)	930,000	709,334
Refunding RB Series 2024BS	5.00%	05/15/43 (a)	1,000,000	1,118,222
Refunding RB Series 2024BW	5.00%	05/15/40 (a)	1,000,000	1,146,407
Refunding RB Series 2026CF	5.00%	11/15/32 (f)	5,000,000	5,878,409
Refunding RB Series 2026CF	5.00%	11/15/38 (a)(f)	4,000,000	4,765,416
University of California College of the Law San Francisco
RB Series 2017	5.00%	04/01/32 (a)	1,100,000	1,134,350
RB Series 2017	5.00%	04/01/34 (a)	1,115,000	1,149,818
Vallejo City Unified School District
GO Bonds Series 2025	4.00%	08/01/42 (a)	1,000,000	1,034,787
Walnut Creek Joint Powers Financing Authority
RB Series 2025	5.00%	06/01/26	1,385,000	1,395,354
West Contra Costa Unified School District
Refunding GO Bonds Series 2025A	5.00%	08/01/37 (a)	450,000	543,367
Refunding GO Bonds Series 2025A	5.00%	08/01/38 (a)	400,000	478,217
West Hills Community College District
Refunding GO Bonds Series 2016B	5.00%	08/01/26	450,000	455,586
Refunding GO Bonds Series 2016B	5.00%	08/01/30 (a)	595,000	602,874
Refunding GO Bonds Series 2016B	5.00%	08/01/31 (a)	635,000	643,329
				585,851,296
GUAM 1.4%
Guam Government Waterworks Authority
Water & Wastewater System RB Series 2025A	5.25%	07/01/40 (a)	645,000	723,647
Water & Wastewater System RB Series 2025A	5.25%	07/01/41 (a)	585,000	647,325
Water & Wastewater System RB Series 2025A	5.25%	07/01/50 (a)	250,000	259,746
Water & Wastewater System Refunding RB Series 2024A	5.00%	07/01/41 (a)	600,000	647,523
See financial notes
Schwab Municipal Bond Funds | Semiannual Holdings and Financial Statements
35

Schwab California Tax-Free Bond Fund
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Guam Power Authority
Refunding RB Series 2022A	5.00%	10/01/32	2,000,000	2,226,364
Refunding RB Series 2022A	5.00%	10/01/39 (a)	1,190,000	1,286,862
Refunding RB Series 2024A	5.00%	10/01/36 (a)	400,000	450,419
Refunding RB Series 2024A	5.00%	10/01/37 (a)	650,000	723,905
Territory of Guam
Refunding RB Series 2025G	5.00%	01/01/28	500,000	519,132
Refunding RB Series 2025G	5.00%	01/01/34	500,000	566,227
				8,051,150
PUERTO RICO 0.8%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
RB Series 2018A-1	4.75%	07/01/53 (a)	2,500,000	2,437,807
RB Series 2018A-1	5.00%	07/01/58 (a)	2,500,000	2,453,821
				4,891,628
Total Municipal Securities (Cost $583,077,493)				598,794,074
Total Investments in Securities (Cost $583,077,493)				598,794,074

(a)	The effective maturity may be shorter than the final maturity shown because the security is subject to a put, demand or call feature.
(b)	Zero coupon bond. When a security is purchased with a zero coupon rate the effective yield at the time of purchase is shown.
(c)	Step up bond that pays an initial coupon rate for a set period and increased coupon rates at one or more preset intervals. Rate shown is as of period end.
(d)	Credit-enhanced or liquidity-enhanced.
(e)
VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

(f)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(g)	Bond currently pays a fixed coupon rate and will be remarketed at a to be determined rate at the end of the current fixed rate term.
(h)
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $20,914,957 or 3.5% of net assets.

(i)	Refunded bond.
(j)
TOB is a synthetically created VRDN where the owner of a long-term bond places the bond in a trust in combination with a liquidity facility. The trust then sells certificates which mirror the VRDN sold directly by a municipal issuer. VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

COP —	Certificate of participation
CP —	Commercial paper
GO —	General obligation
RB —	Revenue bond
SIFMA —
Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate
Demand Obligations with certain characteristics.

TOB —	Tender option bond
VRDN —	Variable rate demand note
See financial notes
36
Schwab Municipal Bond Funds | Semiannual Holdings and Financial Statements

Schwab California Tax-Free Bond Fund
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2026:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Municipal Securities[1]	$—	$598,794,074	$—	$598,794,074
Total	$—	$598,794,074	$—	$598,794,074

[1]	As categorized in the Portfolio Holdings.
See financial notes
Schwab Municipal Bond Funds | Semiannual Holdings and Financial Statements
37

Schwab California Tax-Free Bond Fund
Statement of Assets and Liabilities

As of February 28, 2026; unaudited
Assets
Investments in securities, at value - unaffiliated issuers (cost $583,077,493)		$598,794,074
Cash		10,439
Receivables:
Interest		6,296,321
Fund shares sold		1,136,615
Prepaid expenses	+	15,615
Total assets		606,253,064

Liabilities
Payables:
Investments bought - delayed-delivery		15,308,570
Distributions to shareholders		663,925
Fund shares redeemed		280,467
Investment adviser fees		90,257
Shareholder service fees		65,528
Accrued expenses	+	59,548
Total liabilities		16,468,295
Net assets		$589,784,769

Net Assets by Source
Capital received from investors		$599,100,124
Total distributable loss	+	(9,315,355)
Net assets		$589,784,769

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$589,784,769		52,340,468		$11.27

See financial notes
38
Schwab Municipal Bond Funds | Semiannual Holdings and Financial Statements

Schwab California Tax-Free Bond Fund
Statement of Operations

For the period September 1, 2025 through February 28, 2026; unaudited
Investment Income
Interest received from securities - unaffiliated issuers		$9,378,241

Expenses
Investment adviser and administrator fees		566,073
Shareholder service fees		375,955
Portfolio accounting fees		43,822
Professional fees		23,416
Registration fees		12,926
Independent trustees’ fees		5,162
Shareholder reports		2,986
Custodian fees		2,521
Transfer agent fees		599
Other expenses	+	2,098
Total expenses		1,035,558
Expense reduction	–	57,796
Net expenses	–	977,762
Net investment income		8,400,479

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains on sales of securities - unaffiliated issuers		56,164
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers	+	19,573,183
Net realized and unrealized gains		19,629,347
Increase in net assets resulting from operations		$28,029,826
See financial notes
Schwab Municipal Bond Funds | Semiannual Holdings and Financial Statements
39

Schwab California Tax-Free Bond Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	9/1/25-2/28/26		9/1/24-8/31/25
Net investment income		$8,400,479	$14,603,468
Net realized gains (losses)		56,164	(4,252,900)
Net change in unrealized appreciation (depreciation)	+	19,573,183	(9,245,253)
Increase in net assets resulting from operations		$28,029,826	$1,105,315

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($8,368,915 )	($14,559,021 )

TRANSACTIONS IN FUND SHARES
	9/1/25-2/28/26			9/1/24-8/31/25
		SHARES	VALUE	SHARES	VALUE
Shares sold		15,716,922	$174,925,322	17,218,792	$188,388,507
Shares reinvested		424,546	4,729,251	737,724	8,094,529
Shares redeemed	+	(7,000,254)	(77,777,520)	(14,086,604)	(154,031,307)
Net transactions in fund shares		9,141,214	$101,877,053	3,869,912	$42,451,729

SHARES OUTSTANDING AND NET ASSETS
	9/1/25-2/28/26			9/1/24-8/31/25
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		43,199,254	$468,246,805	39,329,342	$439,248,782
Total increase	+	9,141,214	121,537,964	3,869,912	28,998,023
End of period		52,340,468	$589,784,769	43,199,254	$468,246,805
See financial notes
40
Schwab Municipal Bond Funds | Semiannual Holdings and Financial Statements

Schwab Opportunistic Municipal Bond Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	9/1/25– 2/28/26*	9/1/24– 8/31/25	9/1/23– 8/31/24	9/1/22– 8/31/23	9/1/21– 8/31/22	9/1/20– 8/31/21[1]
Per-Share Data
Net asset value at beginning of period	$8.55	$9.09	$8.81	$9.20	$10.64	$10.42
Income (loss) from investment operations:
Net investment income (loss)[2]	0.16	0.34 [3]	0.32	0.56 [3]	0.27	0.32
Net realized and unrealized gains (losses)	0.45	(0.52)	0.32	(0.37)	(1.43)	0.23
Total from investment operations	0.61	(0.18)	0.64	0.19	(1.16)	0.55
Less distributions:
Distributions from net investment income	(0.16)	(0.36)[3]	(0.36)	(0.58)[3]	(0.28)	(0.26)
Distributions from net realized gains	—	—	—	—	—	(0.07)
Total distributions	(0.16)	(0.36)	(0.36)	(0.58)	(0.28)	(0.33)
Redemption fees[2]	—	—	—	—	—	— [4]
Net asset value at end of period	$9.00	$8.55	$9.09	$8.81	$9.20	$10.64
Total return	7.16%[5]	(1.98%)	7.39%	2.14%	(11.10%)	5.36%
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses	0.50%[6]	0.50%	0.50%	0.50%	0.50%[7]	0.58%[8]
Total expenses	0.55%[6]	0.59%	0.60%	0.68%	0.55%[7]	0.70%
Net investment income (loss)	3.70%[6]	3.81%[3]	3.56%	6.28%[3]	2.63%	2.99%
Portfolio turnover rate	13%[5,9]	39%[9]	181%[10]	157%[10]	126%[10]	83%[10]
Net assets, end of period (x 1,000,000)	$102	$73	$68	$41	$49	$69

*	Unaudited.
[1]	Effective July 1, 2021, the Schwab High Yield Municipal Bond Fund changed its name to Schwab Opportunistic Municipal Bond Fund.
[2]	Calculated based on the average shares outstanding during the period.
[3]
Includes a payment of past due interest income received from defaulted securities. At August 31, 2025, the per share effect on net investment income and distributions from net investment income was $0.01 and ($0.04), respectively. At August 31, 2023, the per share effect on net investment income and distributions from net investment income was $0.27 and ($0.27), respectively. The effect on net investment income to average net assets at August 31, 2025, and August 31, 2023, was 0.13% and 2.77%, respectively.

[4]	Effective July 1, 2021, redemption fees were eliminated.
[5]	Not annualized.
[6]	Annualized.
[7]	Ratio includes less than 0.005% of non-routine proxy expenses.
[8]	Effective July 1, 2021, the net operating expense limitation was lowered from 0.60% to 0.50%. The ratio presented for the year ended August 31, 2021, is a blended ratio.
[9]	Portfolio turnover rate excludes variable rate demand note transactions.
[10]
In the period ended August 31, 2025, variable rate demand notes are excluded from the portfolio turnover rate. In applying a similar exclusion for the periods ended
August 31, 2024, August 31, 2023, August 31, 2022, and August 31, 2021, portfolio turnover rates would have been 67%, 82%, 57%, and 47%, respectively.

See financial notes
Schwab Municipal Bond Funds | Semiannual Holdings and Financial Statements
41

Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings  as of February 28, 2026 (Unaudited)

For fixed rate securities, the rate shown is the interest rate (the rate established when the security was issued). For variable rate securities, the rate shown is the rate as of the report date based on each security’s rate reset date and when a security is purchased with a zero coupon rate, the effective yield at the time of purchase is shown. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.
ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
MUNICIPAL SECURITIES 100.5% OF NET ASSETS
ALABAMA 3.2%
Alabama Highway Authority
RB Series 2025	5.00%	09/01/34	250,000	299,489
Black Belt Energy Gas District
RB Series 2023C	5.50%	10/01/54 (a)(b)	250,000	279,017
RB Series 2024D	5.00%	03/01/55 (a)(b)	250,000	275,983
RB Series 2026E	5.00%	07/01/31 (c)	250,000	268,130
RB Series 2026F	5.00%	12/01/33 (b)	250,000	275,656
RB Series 2026F	5.00%	12/01/35 (b)	250,000	275,091
Refunding RB Series 2022D-1	4.00%	07/01/52 (b)	500,000	507,564
Energy Southeast A Cooperative District
RB Series 2023B-1	5.75%	04/01/54 (a)(b)	250,000	282,079
RB Series 2024B	5.25%	07/01/54 (a)(b)	250,000	276,218
Southeast Energy Authority A Cooperative District
RB Series 2024C	5.00%	10/01/55 (a)(b)	250,000	274,742
RB Series 2025H	5.00%	11/01/35 (b)	250,000	274,698
				3,288,667
ARIZONA 0.8%
Arizona Industrial Development Authority
Equitable School Revolving Fund LLC Obligated Group RB Series 2023A	5.00%	11/01/33 (b)	150,000	170,408
La Paz County Industrial Development Authority
Harmony Public Schools RB Series 2018A	5.00%	02/15/38 (b)	400,000	407,867
Salt River Project Agricultural Improvement & Power District
RB Series 2025C	5.00%	01/01/51 (b)	250,000	265,747
				844,022
CALIFORNIA 8.6%
Antelope Valley Community College District
GO Bonds Series 2025D	4.62%	08/01/43 (b)(d)	700,000	332,386
California Community Choice Financing Authority
RB Series 2023C	5.25%	01/01/54 (a)(b)	250,000	268,806
RB Series 2024A-1	5.00%	05/01/54 (a)(b)	250,000	272,724
RB Series 2025C	5.00%	12/01/55 (a)(b)	250,000	271,439
RB Series 2026	5.00%	03/01/36 (b)	500,000	545,426
California Educational Facilities Authority
St. Mary’s College of California Refunding RB Series 2023A	5.00%	10/01/38 (b)	200,000	207,821
California Municipal Finance Authority
HumanGood California Obligated Group Refunding RB Series 2025A	5.00%	10/01/41 (b)	210,000	224,498
California Public Finance Authority
Henry Mayo Newhall Hospital Obligated Group Refunding RB Series 2021A	4.00%	10/15/28	350,000	359,057
P3 Irvine SL Holdings LLC Obligated Group RB Series 2024A	6.20%	06/01/44 (b)	250,000	250,921
See financial notes
42
Schwab Municipal Bond Funds | Semiannual Holdings and Financial Statements

Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
California School Finance Authority
Granada Hills Charter High School Obligated Group RB Series 2024A	5.00%	07/01/26	230,000	231,584
Granada Hills Charter High School Obligated Group RB Series 2024A	5.00%	07/01/43 (b)	175,000	177,936
Granada Hills Charter High School Obligated Group RB Series 2024A	5.00%	07/01/44 (b)	185,000	186,975
Chaffey Joint Union High School District
GO Bonds Series 2024H	4.46%	08/01/49 (b)(d)	500,000	175,344
City of Los Angeles Department of Airports
Refunding RB Series 2021A-1	5.00%	05/15/32 (b)	250,000	280,576
City of Palo Alto
COP Series 2021	2.00%	11/01/38 (b)	250,000	209,838
City of San Francisco Public Utilities Commission Water Revenue
RB Series 2025D	5.00%	11/01/51 (b)	250,000	269,234
Fresno Joint Powers Financing Authority
RB Series 2025A	5.25%	04/01/55 (b)	250,000	267,120
Hawthorne Public Financing Authority
RB 2024	5.00%	11/01/49 (b)	250,000	266,277
Los Angeles County Public Works Financing Authority
RB Series 2025J	5.00%	12/01/44 (b)	250,000	282,950
Los Angeles Department of Water & Power
Power System Revenue RB Series 2022B	5.00%	07/01/43 (b)	200,000	215,954
Los Angeles Department of Water & Power Water System Revenue
RB Series 2024A	5.00%	07/01/39 (b)	155,000	174,633
Refunding RB Series 2025C	5.00%	07/01/49 (b)	250,000	264,920
Pacifica School District
GO Bonds Series 2024	4.00%	08/01/42 (b)	140,000	143,339
GO Bonds Series 2024	4.00%	08/01/43 (b)	200,000	203,396
Pasadena Public Financing Authority
Refunding RB Series 2024	4.38%	06/01/42 (b)(d)	500,000	256,949
Pomona Unified School District
GO Bonds Series 2025-A	5.00%	08/01/55 (b)	250,000	266,265
San Diego County Regional Airport Authority
RB Series 2021B	4.00%	07/01/46 (b)	250,000	235,944
RB Series 2023B	5.25%	07/01/34 (b)	250,000	293,136
Southern California Public Power Authority
City of Anaheim Electric System Revenue RB Series 2024A	5.00%	04/01/55 (a)(b)	250,000	269,102
State of California
GO Bonds Series 2022	3.00%	04/01/52 (b)	330,000	254,686
Refunding GO Bonds Series 2025	5.00%	08/01/45 (b)	250,000	279,911
University of California
RB Series 2025CD	5.00%	05/15/40 (b)	250,000	292,390
RB Series 2025CD	5.50%	05/15/40 (b)	250,000	304,033
Refunding RB Series 2018O	4.00%	05/15/48 (b)	250,000	243,298
				8,778,868
COLORADO 2.6%
City & County of Denver Airport System Revenue
RB Series 2022A	4.13%	11/15/53 (b)	500,000	452,701
City of Colorado Springs Utilities System Revenue
RB Series 2024A	5.00%	11/15/42 (b)	350,000	396,516
See financial notes
Schwab Municipal Bond Funds | Semiannual Holdings and Financial Statements
43

Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Colorado Educational & Cultural Facilities Authority
Loveland Classical Schools RB Series 2023	5.00%	07/01/53 (b)(e)	375,000	370,479
Colorado Health Facilities Authority
CommonSpirit Health Obligated Group Refunding RB Series 2019A-1	5.00%	08/01/28	215,000	227,067
CommonSpirit Health Obligated Group Refunding RB Series 2019A-1	4.00%	08/01/44 (b)	200,000	187,571
Intermountain Healthcare Obligated Group Refunding RB Series 2019A	4.00%	01/01/35 (b)	375,000	388,275
University of Colorado Hospital Authority
Health Obligated Group Refunding RB Series 2018B	1.90%	11/15/35 (b)(e)(f)	130,000	130,000
Health Obligated Group Refunding RB Series 2018C	1.90%	11/15/39 (b)(e)(f)	155,000	155,000
Whispering Pines Metropolitan District No. 1
Refunding GO Bonds Series 2023	5.00%	12/01/43 (b)	325,000	347,807
				2,655,416
CONNECTICUT 2.1%
Connecticut State Health & Educational Facilities Authority
Quinnipiac University Refunding RB Series 2025O	5.00%	07/01/26	500,000	504,275
Yale University RB Series 2025B	5.00%	07/01/64 (a)(b)	250,000	298,181
State of Connecticut
GO Bonds Series 2020A	4.00%	01/15/33 (b)	275,000	290,960
GO Bonds Series 2020A	4.00%	01/15/37 (b)	250,000	259,280
State of Connecticut Special Tax Revenue
Refunding RB Series 2025A	5.00%	07/01/33	430,000	506,390
Refunding RB Series 2025A	5.00%	07/01/44 (b)	250,000	279,641
				2,138,727
DISTRICT OF COLUMBIA 1.0%
Metropolitan Washington Airports Authority Aviation Revenue
Refunding RB Series 2024A	5.00%	10/01/44 (b)	250,000	264,869
Refunding RB Series 2025A	5.00%	10/01/50 (b)	500,000	517,074
Metropolitan Washington Airports Authority Dulles Toll Road Revenue
Refunding RB Series 2019A	5.00%	10/01/44 (b)	250,000	257,840
				1,039,783
FLORIDA 6.1%
Alachua County Health Facilities Authority
Shands Teaching Hospital & Clinics Obligated Group RB Series 2019A	3.00%	12/01/46 (b)	250,000	193,548
City of Cape Coral Water & Sewer Revenue
RB Series 2025	5.25%	10/01/55 (b)	250,000	269,590
City of Hialeah Utility System
Refunding RB Series 2022	5.00%	10/01/31	200,000	222,452
City of Tampa
RB Series 2021C	2.00%	10/01/40 (b)	250,000	194,502
Institute Obligated Group RB Series 2020B	5.00%	07/01/34 (b)	255,000	275,610
County of Broward Port Facilities Revenue
RB Series 2025	5.00%	09/01/39 (b)	250,000	276,230
County of Miami-Dade Seaport Department
Refunding RB Series 2023A	5.00%	10/01/26	210,000	212,845
See financial notes
44
Schwab Municipal Bond Funds | Semiannual Holdings and Financial Statements

Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
County of Miami-Dade Water & Sewer System Revenue
RB Series 2025A	5.00%	10/01/55 (b)	250,000	261,054
Refunding RB Series 2025B	4.00%	10/01/42 (b)	250,000	254,884
Florida Development Finance Corp.
Florida Health Sciences Center, Inc. Obligated Group RB Series 2026A	5.00%	08/01/39 (b)	250,000	284,523
Greater Orlando Aviation Authority
RB Series 2024	5.00%	10/01/30	250,000	277,184
Highlands County Health Facilities Authority
RB Series 2025D	1.85%	11/15/60 (b)(e)(f)	65,000	65,000
Hillsborough County Industrial Development Authority
BayCare Obligated Group Refunding RB Series 2024C	5.50%	11/15/54 (b)	250,000	269,792
JEA Electric System Revenue
Refunding RB Series 2024A	5.00%	10/01/38 (b)	250,000	291,048
Lee County Industrial Development Authority
Lee Health System, Inc. Obligated Group RB Series 2026	5.00%	04/01/65 (b)(c)	250,000	288,924
Shell Point Obligated Group RB Series 2024A	5.25%	11/15/44 (b)	275,000	289,908
Shell Point Obligated Group RB Series 2024B-1	4.75%	11/15/29 (b)	600,000	604,819
Miami Beach Redevelopment Agency
Center/Historic Convention Village Redevelopment & Revitalization Tax Allocation Series 2025	5.00%	02/01/43 (b)	250,000	268,200
Palm Beach County Health Facilities Authority
Baptist Health South Florida Foundation, Inc. RB Series 2019	3.00%	08/15/44 (b)	150,000	123,585
School Board of Miami-Dade County
Refunding COP Series 2016C	3.25%	02/01/33 (b)	265,000	265,074
Village Community Development District No. 15
Phase I Special Assessment Special Assessment Series 2023	5.00%	05/01/43 (b)	245,000	253,197
Phase I Special Assessment Special Assessment Series 2024	4.20%	05/01/39 (b)	250,000	253,414
Phase I Special Assessment Special Assessment Series 2024	4.80%	05/01/55 (b)	250,000	244,213
Village Community Development District No. 16
Special Assessment Series 2025	4.88%	05/01/45 (b)	250,000	254,556
				6,194,152
GEORGIA 1.9%
Brookhaven Development Authority
Children’s Healthcare of Atlanta Obligated Group RB Series 2019A	3.00%	07/01/46 (b)	300,000	240,430
Columbia County Hospital Authority
WellStar Health System Obligated Group RB Series 2023A	5.13%	04/01/53 (b)	250,000	259,792
Main Street Energy, Inc.
RB Series 2025D	5.00%	12/01/33 (b)	750,000	819,240
Main Street Natural Gas, Inc.
RB Series 2023D	5.00%	05/01/54 (a)(b)	250,000	268,470
Metropolitan Atlanta Rapid Transit Authority
Refunding RB Series 2025B	5.00%	07/01/36	250,000	304,205
				1,892,137
IDAHO 0.5%
Idaho Housing & Finance Association
White Pine Charter School, Inc. RB Series 2023A	5.25%	05/01/38 (b)(e)	300,000	320,898
White Pine Charter School, Inc. RB Series 2023A	5.50%	05/01/43 (b)(e)	230,000	242,104
				563,002
See financial notes
Schwab Municipal Bond Funds | Semiannual Holdings and Financial Statements
45

Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
ILLINOIS 7.1%
Chicago Board of Education
GO Bonds Series 2023A	5.50%	12/01/31	450,000	488,530
Chicago O’Hare International Airport
RB Series 2022A	5.25%	01/01/53 (b)	300,000	305,977
RB Series 2025A	5.00%	01/01/37 (b)	250,000	282,191
RB Series 2026A	5.25%	01/01/56 (b)(c)	250,000	263,346
Refunding RB Series 2025C	5.25%	01/01/54 (b)	250,000	264,445
Chicago Park District
Refunding GO Bonds Series 2023C	5.00%	01/01/38 (b)	200,000	219,827
Chicago Transit Authority Sales Tax Receipts Fund
RB Series 2026A	5.00%	12/01/46 (b)	250,000	266,288
RB Series 2026A	5.25%	12/01/51 (b)	200,000	211,839
RB Series 2026A	5.50%	12/01/59 (b)	200,000	214,964
Refunding RB Series 2020A	5.00%	12/01/55 (b)	250,000	253,238
City of Chicago
GO Bonds Series 2019A	5.50%	01/01/49 (b)	75,000	75,379
GO Bonds Series 2024A	5.00%	01/01/41 (b)	295,000	305,954
City of Chicago Waterworks Revenue
Refunding RB Series 2023B	5.00%	11/01/35 (b)	250,000	281,537
Illinois Finance Authority
Northwestern Memorial Healthcare Obligated Group Refunding RB Series 2021A	4.00%	07/15/35 (b)	235,000	245,641
Water Revolving Fund - Clean Water Program RB Series 2025A	5.00%	07/01/45 (b)	250,000	275,081
Illinois Housing Development Authority
Refunding RB Series 2026A	4.25%	10/01/41 (b)	250,000	254,292
Illinois State Toll Highway Authority
RB Series 2025A	5.00%	01/01/46 (b)	250,000	268,857
Refunding RB Series 2024A	5.00%	01/01/36 (b)	250,000	292,411
Metropolitan Pier & Exposition Authority
State of Illinois McCormick Place Expansion Project Fund Refunding RB Series 2010	4.77%	06/15/43 (d)	405,000	200,813
State of Illinois McCormick Place Expansion Project Fund Refunding RB Series 2022A	4.20%	06/15/41 (b)(d)	500,000	274,828
State of Illinois
GO Bonds Series 2016	4.00%	06/01/35 (b)	250,000	250,284
GO Bonds Series 2022A	5.50%	03/01/47 (b)	320,000	338,508
GO Bonds Series 2023B	5.25%	05/01/39 (b)	250,000	274,506
GO Bonds Series 2024B	5.00%	10/01/27	415,000	431,982
GO Bonds Series 2024B	5.25%	05/01/49 (b)	200,000	207,851
GO Bonds Series 2025F	5.25%	09/01/46 (b)	250,000	263,985
University of Illinois Auxiliary Facilities System
Refunding RB Series 2024A	5.25%	04/01/44 (b)	250,000	272,950
				7,285,504
INDIANA 0.2%
City of Whiting
BP Products North America, Inc. RB Series 2008	4.20%	06/01/44 (a)(b)	150,000	162,540
KENTUCKY 0.9%
Kenton County School District Finance Corp.
RB Series 2021	2.00%	12/01/27 (e)	330,000	324,625
See financial notes
46
Schwab Municipal Bond Funds | Semiannual Holdings and Financial Statements

Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Kentucky Economic Development Finance Auth
Solid Waste Refunding Bonds (Republic Services Inc) Series 2010A Kentucky Economic Development Finance Auth Solid Waste Refunding Bonds (Republic Services Inc) Series 2010A	3.45%	04/01/31 (b)	250,000	250,000
Louisville & Jefferson County Metropolitan Sewer District
RB Series 2017A	3.25%	05/15/46 (b)	200,000	172,181
Northern Kentucky University
RB Series 2019A	3.00%	09/01/40 (b)(e)	240,000	214,017
				960,823
LOUISIANA 1.0%
Louisiana Housing Corp.
RB Series 2023C	5.75%	12/01/53 (b)	190,000	209,901
Louisiana Public Facilities Authority
Ochsner Clinic Foundation Obligated Group Refunding RB Series 2020A	3.00%	05/15/47 (b)	215,000	161,516
Louisiana Stadium & Exposition District
Refunding RB Series 2023A	5.00%	07/01/48 (b)	350,000	365,001
State of Louisiana Gasoline & Fuels Tax Revenue
RB Series 2025B	5.00%	05/01/35	250,000	299,207
				1,035,625
MAINE 1.0%
Maine Health & Higher Educational Facilities Authority
MaineHealth Obligated Group RB Series 2023B	5.25%	07/01/48 (b)	250,000	265,414
Maine State Housing Authority
RB Series 2026A	4.15%	11/15/41 (b)	250,000	253,381
RB Series 2026A	4.65%	11/15/46 (b)	250,000	254,211
Refunding RB Series 2025D	4.85%	11/15/45 (b)	250,000	258,357
				1,031,363
MARYLAND 1.4%
Maryland Department of Housing & Community Development
RB Series 2024B	4.80%	07/01/59 (b)	250,000	252,284
Maryland Economic Development Corp.
Ports America Chesapeake LLC Refunding RB Series 2017A	5.00%	06/01/35 (b)	250,000	259,702
Maryland Health & Higher Educational Facilities Authority
Frederick Health, Inc. Obligated Group Refunding RB Series 2023	5.00%	07/01/39 (b)	350,000	378,479
MedStar Health Obligated Group Refunding RB Series 2026A	5.00%	08/15/39 (b)	250,000	285,196
MedStar Health Obligated Group Refunding RB Series 2026C	5.00%	08/15/32	250,000	286,074
				1,461,735
MASSACHUSETTS 2.5%
City of Quincy
GO Bonds Series 2021	2.00%	01/15/39 (b)	200,000	164,634
Commonwealth of Massachusetts
GO Bonds Series 2025G	5.00%	12/01/47 (b)	250,000	270,508
Commonwealth of Massachusetts Transportation Fund Revenue
RB Series 2025A	5.00%	06/01/52 (b)	250,000	263,818
See financial notes
Schwab Municipal Bond Funds | Semiannual Holdings and Financial Statements
47

Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Massachusetts Bay Transportation Authority Sales Tax Revenue
RB Series 2025B	5.25%	07/01/55 (b)	500,000	537,427
Massachusetts Development Finance Agency
Boston Medical Center Corp. Obligated Group Refunding RB Series 2023G	5.25%	07/01/52 (b)	285,000	284,599
Smith College Refunding RB Series 2025	4.00%	07/01/45 (b)	250,000	249,322
Suffolk University Refunding RB Series 2025	6.00%	07/01/50 (b)	250,000	267,177
Massachusetts Housing Finance Agency
Refunding RB Series 2017A	4.45%	12/01/42 (b)	500,000	500,009
				2,537,494
MICHIGAN 2.3%
Anchor Bay School District
GO Bonds Series 2025II	5.00%	11/01/44 (b)(e)	250,000	273,437
Lansing Board of Water & Light
Refunding RB Series 2024A	5.00%	07/01/49 (b)	250,000	262,577
Michigan Finance Authority
Detroit Public Lighting Authority Utility Users Tax Revenue Refunding RB Series 2025A	5.00%	07/01/43 (b)	500,000	548,049
Saginaw City School District
GO Bonds Series 2021	4.00%	05/01/50 (b)(e)	225,000	214,314
Southfield Public Schools
GO Bonds 2025	5.00%	05/01/36 (b)(e)	220,000	259,404
State of Michigan
Refunding RB Series 2016	5.00%	03/15/27	350,000	360,268
State of Michigan Trunk Line Revenue
RB Series 2023	5.50%	11/15/49 (b)	250,000	271,997
Waverly Community Schools
GO Bonds Series 2022I	3.00%	11/01/47 (b)(e)	200,000	154,896
				2,344,942
MINNESOTA 1.9%
City of Minneapolis/St. Paul Housing & Redevelopment Authority
Children’s Health Care Obligated Group RB Series 2025	5.00%	08/15/31	250,000	283,638
Hopkins Independent School District No. 270
GO Bonds Series 2019A	3.00%	02/01/34 (b)(e)	285,000	285,211
Minneapolis-St. Paul Metropolitan Airports Commission
RB Series 2024A	4.00%	01/01/54 (b)	290,000	267,325
RB Series 2024B	5.00%	01/01/30	250,000	271,890
State of Minnesota
GO Bonds Series 2024A	5.00%	08/01/26	500,000	506,061
Wayzata Independent School District No. 284
GO Bonds Series 2019-A	2.25%	02/01/35 (b)(e)	300,000	275,720
				1,889,845
MISSOURI 0.9%
City of St. Louis Airport Revenue
RB Series 2024A	5.25%	07/01/49 (b)	250,000	267,029
Health & Educational Facilities Authority of the State of Missouri
Lutheran Senior Services Obligated Group Refunding RB Series 2024A	5.25%	02/01/48 (b)	295,000	300,701
See financial notes
48
Schwab Municipal Bond Funds | Semiannual Holdings and Financial Statements

Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Kansas City Industrial Development Authority
Airport Revenue RB Series 2020A	5.00%	03/01/32 (b)	345,000	372,266
				939,996
NEBRASKA 0.3%
Omaha Airport Authority
RB Series 2024	5.00%	12/15/33	250,000	286,729
NEVADA 0.5%
County of Clark Department of Aviation
Refunding RB Series 2021B	5.00%	07/01/27	235,000	242,758
Las Vegas Valley Water District
GO Bonds Series 2025A	4.00%	06/01/46 (b)	250,000	248,146
				490,904
NEW HAMPSHIRE 0.8%
New Hampshire Business Finance Authority
Novant Health Obligated Group RB Series 2025A	5.00%	06/01/55 (b)	250,000	250,690
Waste Management, Inc. Refunding RB Series 2018A	4.00%	10/01/33 (a)(b)	250,000	250,718
New Hampshire Health & Education Facilities Authority Act
Dartmouth Health Obligated Group Refunding RB Series 2025	5.50%	08/01/50 (b)	250,000	270,190
				771,598
NEW JERSEY 3.5%
New Jersey Economic Development Authority
RB Series 2017B	5.00%	06/15/30 (b)	240,000	258,289
New Jersey Housing & Mortgage Finance Agency
RB Series 2025A	4.90%	11/01/50 (b)	250,000	253,507
RB Series 2025A	4.95%	11/01/55 (b)	250,000	253,380
New Jersey Transportation Trust Fund Authority
RB Series 2020AA	4.00%	06/15/50 (b)	180,000	167,714
RB Series 2023BB	5.00%	06/15/43 (b)	250,000	273,164
RB Series 2023BB	5.00%	06/15/46 (b)	250,000	265,338
RB Series 2024CC	5.25%	06/15/50 (b)	500,000	532,429
RB Series 2025AA	5.00%	06/15/55 (b)	250,000	259,625
Refunding RB Series 2019A	5.00%	12/15/33 (b)	225,000	245,644
New Jersey Turnpike Authority
RB Series 2022B	4.50%	01/01/48 (b)	500,000	508,849
RB Series 2025B	5.00%	01/01/28	250,000	263,094
RB Series 2025B	5.00%	01/01/31	250,000	282,077
				3,563,110
NEW YORK 15.0%
Build NYC Resource Corp.
Success Academy Charter Schools, Inc. Obligated Group RB Series 2024	5.00%	09/01/39 (b)	250,000	268,401
City of New York
GO Bonds Series 2012A-3	2.00%	10/01/40 (b)(e)(f)	600,000	600,000
GO Bonds Series 2019B-1	3.00%	10/01/44 (b)	545,000	453,803
GO Bonds Series 2021A-1	4.00%	08/01/38 (b)	250,000	258,156
See financial notes
Schwab Municipal Bond Funds | Semiannual Holdings and Financial Statements
49

Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
GO Bonds Series 2021F-1	4.00%	03/01/47 (b)	295,000	282,219
GO Bonds Series 2022D-1	5.50%	05/01/46 (b)	250,000	269,136
GO Bonds Series 2025A-1	5.25%	08/01/53 (b)	250,000	265,849
GO Bonds Series 2025D	5.25%	10/01/51 (b)	250,000	266,453
GO Bonds Series 2025G-1	5.00%	02/01/39 (b)	250,000	288,016
GO Bonds Series 2025G-2	2.00%	02/01/55 (b)(e)(f)	200,000	200,000
Long Island Power Authority
Refunding RB Series 2025A	5.25%	09/01/54 (b)	205,000	218,341
Metropolitan Transportation Authority
RB Series 2005D-2	2.00%	11/01/35 (b)(e)(f)	290,000	290,000
Refunding RB Series 2016C-2A	3.00%	11/15/38 (b)	200,000	174,166
Refunding RB Series 2025B	5.00%	11/15/31	250,000	285,762
Refunding RB Series 2025B	5.00%	11/15/42 (b)	250,000	277,352
New York City Housing Development Corp.
RB Series 2024F-1A	4.55%	11/01/54 (b)	500,000	492,322
New York City Municipal Water Finance Authority
Water & Sewer System RB Series 2024AA	5.00%	06/15/51 (b)	250,000	262,378
Water & Sewer System RB Series 2024CC-1	4.25%	06/15/54 (b)	250,000	240,977
Water & Sewer System RB Series 2025AA-1	5.00%	06/15/55 (b)	250,000	261,843
Water & Sewer System Refunding RB Series 2022BB-2	2.02%	06/15/44 (b)(e)(f)	595,000	595,000
Water & Sewer System Refunding RB Series 2025CC	5.00%	06/15/46 (b)	250,000	268,732
New York City Transitional Finance Authority Building Aid Revenue
RB Series 2025S-1	5.00%	07/15/34	250,000	301,363
RB Series 2025S-1	5.00%	07/15/35	250,000	304,271
New York City Transitional Finance Authority Future Tax Secured Revenue
RB Series 2019A-2	5.00%	05/01/39 (b)	280,000	296,549
RB Series 2022A-1	4.00%	08/01/48 (b)	200,000	188,389
RB Series 2022C-1	4.00%	02/01/39 (b)	250,000	258,347
RB Series 2023B	4.38%	05/01/53 (b)	250,000	241,231
RB Series 2024G-1	5.25%	05/01/51 (b)	500,000	531,131
RB Series 2025A	5.25%	05/01/52 (b)	250,000	267,392
RB Series 2025E	5.00%	11/01/37 (b)	250,000	289,398
RB Series 2025H	5.50%	11/01/51 (b)	250,000	272,505
Refunding RB Series 2025F-1	5.00%	11/01/37 (b)	250,000	291,313
New York State Dormitory Authority
New York Institute of Technology RB Series 2024	5.00%	07/01/43 (b)	500,000	526,776
Personal Income Tax Revenue Refunding RB Series 2017A	4.00%	02/15/36 (b)	500,000	505,191
Personal Income Tax Revenue Refunding RB Series 2025C	5.00%	03/15/35 (b)	500,000	601,887
Personal Income Tax Revenue Refunding RB Series 2025C	5.25%	03/15/50 (b)	250,000	269,314
Sales Tax Revenue Refunding RB Series 2025A	5.00%	03/15/47 (b)	250,000	267,693
State University of New York Dormitory Facilities Revenue RB Series 2025A	5.25%	07/01/55 (b)	250,000	266,927
New York State Thruway Authority
Refunding RB Series 2026A	5.00%	01/01/34	250,000	297,270
Personal Income Tax Revenue Refunding RB Series 2021A-1	4.00%	03/15/47 (b)	275,000	265,186
New York Transportation Development Corp.
JFK Millennium Partners LLC Refunding RB Series 2024A	5.50%	12/31/54 (b)	250,000	257,468
JFK NTO LLC RB Series 2023	5.50%	06/30/39 (b)	250,000	270,928
JFK NTO LLC RB Series 2024	5.25%	06/30/49 (b)	250,000	254,870
JFK NTO LLC RB Series 2025	6.00%	06/30/50 (b)	250,000	270,275
See financial notes
50
Schwab Municipal Bond Funds | Semiannual Holdings and Financial Statements

Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Port Authority of New York & New Jersey
Refunding RB Series 2025-250	5.25%	10/15/51 (b)	250,000	270,993
Triborough Bridge & Tunnel Authority
RB Series 2025A	5.50%	11/15/53 (b)	250,000	274,585
Metropolitan Transportation Authority Payroll Mobility Tax Revenue RB Series 2022D-2	5.50%	05/15/52 (b)	230,000	245,742
Metropolitan Transportation Authority Payroll Mobility Tax Revenue Refunding RB Series 2022A	5.00%	05/15/57 (b)	250,000	258,591
Metropolitan Transportation Authority Payroll Mobility Tax Revenue Refunding RB Series 2024C	5.00%	11/15/38 (b)	325,000	378,691
				15,243,182
NORTH CAROLINA 1.6%
City of Sanford Utility Systems Revenue
RB Series 2024	4.00%	06/01/49 (b)	250,000	242,654
Greater Asheville Regional Airport Authority
RB Series 2022A	5.50%	07/01/52 (b)	250,000	260,972
North Carolina Housing Finance Agency
RB Series 2025-59	4.55%	07/01/45 (b)	250,000	253,606
North Carolina Medical Care Commission
Carolina Meadows, Inc. Obligated Group RB Series 2024	5.25%	12/01/49 (b)	500,000	516,440
United Methodist Retirement Homes, Inc. Obligated Group RB Series 2024A	5.00%	10/01/49 (b)	310,000	315,776
				1,589,448
OHIO 1.3%
Buckeye Tobacco Settlement Financing Authority
Refunding RB Series 2020B-2	5.00%	06/01/55 (b)	250,000	206,756
Columbus Regional Airport Authority
Refunding RB Series 2025A	5.50%	01/01/50 (b)	250,000	266,616
County of Hamilton
UC Health Obligated Group Refunding RB Series 2025A	5.50%	08/01/45 (b)	250,000	263,563
Ohio Water Development Authority Water Pollution Control Loan Fund
RB Series 2024	5.00%	12/01/35 (b)	250,000	298,436
University of Cincinnati
RB Series 2024A	5.25%	06/01/54 (b)	250,000	263,162
				1,298,533
OKLAHOMA 1.2%
Oklahoma Development Finance Authority
OU Medicine Obligated Group RB Series 2018B	5.50%	08/15/57 (b)	500,000	500,999
Oklahoma Municipal Power Authority
Refunding RB Series 2025A	5.25%	01/01/51 (b)	250,000	268,443
Oklahoma Water Resources Board
RB Series 2021C	3.00%	10/01/36 (b)	195,000	193,513
University of Oklahoma
Refunding RB Series 2024A	4.13%	07/01/54 (b)	250,000	238,682
				1,201,637
See financial notes
Schwab Municipal Bond Funds | Semiannual Holdings and Financial Statements
51

Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
OREGON 0.9%
Lane County School District No. 40 Creswell
GO Bonds Series 2023	5.18%	06/15/43 (b)(d)(e)	900,000	392,754
Oregon State Lottery
Refunding RB Series 2025A	5.00%	04/01/26	250,000	250,573
Port of Portland Airport Revenue
RB Series 2020-27A	4.00%	07/01/39 (b)	250,000	252,360
				895,687
PENNSYLVANIA 4.7%
Allegheny County Sanitary Authority
Refunding RB Series 2025	4.25%	12/01/44 (b)	250,000	252,094
Refunding RB Series 2025	5.00%	12/01/50 (b)	250,000	263,153
City of Philadelphia
GO Bonds Series 2019B	5.00%	02/01/34 (b)	330,000	356,420
City of Philadelphia Water & Wastewater Revenue
RB Series 2020A	5.00%	11/01/50 (b)	250,000	257,818
Commonwealth Financing Authority
RB Series 2018	5.00%	06/01/35 (b)	500,000	523,170
Commonwealth of Pennsylvania
GO Bonds Series 2024-1st	5.00%	08/15/27	305,000	317,857
Pennsylvania Economic Development Financing Authority
Republic Services, Inc. RB Series 2021B-2	3.25%	04/01/49 (a)(b)	250,000	250,144
Republic Services, Inc. Refunding RB Series 2019A	3.25%	04/01/34 (a)(b)	250,000	250,047
UPMC Obligated Group Refunding RB Series 2022A	5.00%	02/15/47 (b)	250,000	255,894
Waste Management, Inc. RB Series 2021A	4.00%	06/01/41 (a)(b)	250,000	250,178
Pennsylvania Housing Finance Agency
RB Series 2025151-A	3.90%	10/01/37 (b)	250,000	253,820
RB Series 2025-151A	4.90%	10/01/50 (b)	250,000	252,573
Refunding RB Series 2025-150A	4.15%	04/01/36 (b)	150,000	156,877
Refunding RB Series 2025-150A	4.25%	10/01/36 (b)	100,000	104,904
Pennsylvania Turnpike Commission
Refunding RB Series 2022B	5.00%	12/01/47 (b)	500,000	527,254
Refunding RB Series 2025-1st	5.00%	06/01/28	250,000	264,488
Refunding RB Series 2025-2nd	5.00%	12/01/43 (b)	210,000	234,872
				4,771,563
PUERTO RICO 1.0%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
RB Series 2018A-1	5.23%	07/01/46 (b)(d)	500,000	179,855
RB Series 2018A-1	5.27%	07/01/51 (b)(d)	500,000	131,554
RB Series 2018A-1	4.75%	07/01/53 (b)	450,000	438,805
RB Series 2018A-1	5.00%	07/01/58 (b)	250,000	245,382
				995,596
RHODE ISLAND 0.2%
Rhode Island Health & Educational Building Corp.
Lifespan Corp. Obligated Group RB Series 2024	5.00%	05/15/40 (b)	200,000	218,169
See financial notes
52
Schwab Municipal Bond Funds | Semiannual Holdings and Financial Statements

Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
SOUTH CAROLINA 2.0%
South Carolina Jobs-Economic Development Authority
Novant Health Obligated Group RB Series 2024A	5.50%	11/01/54 (b)	250,000	265,728
South Carolina Ports Authority
RB Series 2018	4.00%	07/01/55 (b)	260,000	226,392
South Carolina Public Service Authority
RB Series 2022E	5.75%	12/01/47 (b)	500,000	549,221
RB Series 2024A	5.00%	12/01/30	250,000	280,040
RB Series 2026A	5.25%	12/01/56 (b)(c)	250,000	265,434
Refunding RB Series 2016B	5.00%	12/01/56 (b)	250,000	250,053
South Carolina State Housing Finance & Development Authority
RB Series 2026A	4.50%	07/01/46 (b)(c)	250,000	252,911
				2,089,779
TENNESSEE 2.2%
Chattanooga Health Educational & Housing Facility Board
CDFI Phase I LLC Refunding RB Series 2015	5.00%	10/01/29 (b)	500,000	500,355
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board
Belmont University RB Series 2023	5.25%	05/01/53 (b)	250,000	258,819
Metropolitan Government Nashville & Davidson County Industrial Development Board
Waste Management, Inc. of Tennessee RB Series 2001	3.88%	08/01/31 (a)(b)	250,000	250,758
Metropolitan Government of Nashville & Davidson County Water & Sewer Revenue
RB Series 2021A	4.00%	07/01/46 (b)	250,000	245,827
Refunding RB Series 2025	5.25%	07/01/55 (b)	250,000	266,499
Metropolitan Nashville Airport Authority
RB Series 2022B	5.25%	07/01/47 (b)	250,000	261,533
RB Series 2026A	5.00%	07/01/46 (b)	250,000	269,053
Tennessee Housing Development Agency
RB Series 2023-3A	6.25%	01/01/54 (b)	220,000	241,640
				2,294,484
TEXAS 11.9%
Aldine Independent School District
GO Bonds Series 2024	4.00%	02/15/54 (b)(e)	200,000	185,536
Arlington Higher Education Finance Corp.
Harmony Public Schools RB Series 2024	4.00%	02/15/44 (b)	500,000	496,504
Board of Regents of the University of Texas System
RB Series 2024B	4.00%	08/15/54 (b)	250,000	232,280
Cedar Hill Independent School District
GO Bonds Series 2024	4.00%	02/15/50 (b)(e)	250,000	236,182
City of Austin
Refunding GO Bonds Series 2025	5.00%	09/01/37 (b)	325,000	382,554
City of Corpus Christi Utility System Revenue
Refunding RB Series 2024	4.25%	07/15/54 (b)	400,000	383,258
City of Dallas
Special Tax Series 2023	6.25%	08/15/53 (a)(b)	245,000	245,326
City of Garland Electric Utility System Revenue
RB Series 2023	4.25%	03/01/48 (b)	250,000	246,761
See financial notes
Schwab Municipal Bond Funds | Semiannual Holdings and Financial Statements
53

Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
City of Houston
GO Bonds Series 2024A	4.13%	03/01/51 (b)	250,000	236,391
City of Houston Airport System Revenue
Refunding RB Series 2023A	5.00%	07/01/31	275,000	305,764
City of San Antonio
GO Bonds Series 2023	4.00%	02/01/43 (b)	250,000	254,693
City of San Antonio Electric & Gas Systems Revenue
RB Series 2023B	4.00%	02/01/43 (b)	250,000	252,401
RB Series 2024C	5.00%	02/01/54 (b)	250,000	259,639
City of Terrell
GO Bonds Series 2023C	4.50%	08/15/53 (b)	500,000	502,843
Clifton Higher Education Finance Corp.
International Leadership of Texas, Inc. Refunding RB Series 2025A	5.00%	02/15/30 (e)	250,000	272,936
Community Independent School District
Refunding GO Bonds Series 2024	5.00%	02/15/40 (b)(e)	170,000	191,369
County of Harris Toll Road Revenue
RB Series 2024A	4.00%	08/15/49 (b)	400,000	380,103
Dallas Fort Worth International Airport
RB Series 2025A-1	5.25%	11/01/37 (b)	500,000	576,177
Denton County Municipal Utility District No. 6
GO Bonds Series 2021	2.50%	09/01/39 (b)	150,000	126,527
El Paso County Hospital District
Refunding GO Bonds Series 2017	5.00%	08/15/33 (b)	165,000	168,730
Refunding GO Bonds Series 2017	5.00%	08/15/35 (b)	200,000	204,030
Garland Independent School District
GO Bonds Series 2023A	5.00%	02/15/48 (b)(e)	250,000	262,038
Gonzales Independent School District
GO Bonds Series 2024	5.00%	08/01/44 (b)(e)	250,000	271,000
Harris County Hospital District
GO Bonds Series 2025	5.25%	02/15/50 (b)	250,000	267,470
Refunding RB Series 2016	3.25%	02/15/42 (b)	195,000	173,942
Lower Neches Valley Authority Industrial Development Corp.
Exxon Mobil Corp. Refunding RB Series 2001A	2.00%	11/01/29 (b)(f)	550,000	550,000
Martin County Hospital District
Refunding GO Bonds Series 2021	4.00%	04/01/36 (b)	280,000	286,123
Midland County Hospital District
RB Series 2024A	4.00%	05/15/44 (b)	250,000	247,068
New Hope Cultural Education Facilities Finance Corp.
Beta Foundation RB Series 2019	5.00%	08/15/49 (b)	500,000	463,494
Newark Higher Education Finance Corp.
Hughen Center, Inc. RB Series 2024A	4.13%	08/15/49 (b)(e)	250,000	236,982
Orenda Education RB Series 2023A	4.25%	08/15/58 (b)(e)	200,000	186,329
North East Texas Regional Mobility Authority
Refunding RB Series 2025B	5.25%	01/01/46 (b)	250,000	264,987
Permanent University Fund - Texas A&M University System
Refunding RB Series 2025A	5.00%	07/01/52 (b)(e)	250,000	264,909
Prosper Independent School District
GO Bonds Series 2023	4.00%	02/15/53 (b)(e)	250,000	230,532
GO Bonds Series 2024	4.25%	02/15/54 (b)(e)	250,000	243,024
See financial notes
54
Schwab Municipal Bond Funds | Semiannual Holdings and Financial Statements

Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Tarrant County Cultural Education Facilities Finance Corp.
Baylor Scott & White Health Obligated Group RB Series 2022D	5.00%	11/15/51 (b)	250,000	258,258
Texas Department of Housing & Community Affairs
RB Series 2026A	2.70%	07/01/29	250,000	251,364
Texas Municipal Gas Acquisition & Supply Corp. III
Refunding RB Series 2021	5.00%	12/15/28	275,000	290,458
Texas Municipal Gas Acquisition & Supply Corp. VI
RB Series 2025	5.00%	01/01/36 (b)	250,000	275,800
Texas Private Activity Bond Surface Transportation Corp.
NTE Mobility Partners LLC RB Series 2023	5.50%	12/31/58 (b)	165,000	171,355
Texas Water Development Board
State Revolving Fund RB Series 2025	5.00%	10/15/44 (b)	250,000	278,247
State Revolving Fund RB Series 2025	4.75%	10/15/55 (b)	250,000	253,688
University of Houston
RB Series 2024A	4.00%	02/15/49 (b)	250,000	231,613
				12,098,685
UTAH 2.3%
City of Salt Lake City Airport Revenue
RB Series 2021A	5.00%	07/01/46 (b)	265,000	273,206
RB Series 2023A	5.00%	07/01/28	425,000	448,441
RB Series 2023A	5.25%	07/01/40 (b)	250,000	277,563
RB Series 2023A	5.25%	07/01/48 (b)	240,000	251,328
County of Utah
Intermountain Healthcare Obligated Group RB Series 2020A	4.00%	05/15/43 (b)	250,000	248,751
Duchesne County School District
RB Series 2025	5.00%	06/01/29	300,000	323,372
South Davis Sewer District
RB Series 2025	5.00%	12/01/55 (b)	250,000	261,818
Utah Housing Corp.
Daybreak I Holdings LP RB Series 2025	2.95%	04/01/46 (a)(b)	250,000	250,921
				2,335,400
VIRGINIA 0.5%
Fairfax County Industrial Development Authority
Inova Health System Obligated Group RB Series 2024	4.13%	05/15/54 (b)	300,000	282,769
Virginia Housing Development Authority
RB Series 2024F-3	5.05%	07/01/55 (b)	250,000	254,756
				537,525
WASHINGTON 2.9%
City of Pasco Water & Sewer Revenue
Refunding RB Series 2023A	5.00%	12/01/43 (b)	250,000	271,619
Port of Seattle
RB Series 2018A	5.00%	05/01/28 (b)	165,000	169,676
RB Series 2025B	5.00%	10/01/32	250,000	285,422
Port of Vancouver
GO Bonds Series 2022A	5.00%	12/01/33 (b)	500,000	554,996
See financial notes
Schwab Municipal Bond Funds | Semiannual Holdings and Financial Statements
55

Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Skagit County Public Hospital District No. 1
RB Series 2024	5.50%	12/01/42 (b)	300,000	326,783
State of Washington
GO Bonds Series 2023B	5.00%	02/01/47 (b)	250,000	264,977
GO Bonds Series 2024C	5.00%	02/01/34	445,000	527,283
Washington Health Care Facilities Authority
CommonSpirit Health Obligated Group Refunding RB Series 2025A	5.50%	09/01/55 (b)	500,000	533,736
				2,934,492
WEST VIRGINIA 0.3%
West Virginia Hospital Finance Authority
Vandalia Health, Inc. Obligated Group RB Series 2023B	6.00%	09/01/53 (b)	250,000	269,655
WISCONSIN 1.4%
State of Wisconsin
GO Bonds Series 2025-3	5.00%	05/01/37 (b)	325,000	384,007
Wisconsin Center District
RB Series 2020C	3.85%	12/15/38 (b)(d)	395,000	244,990
Wisconsin Health & Educational Facilities Authority
Ascension Health Credit Group Refunding RB Series 2016A	4.00%	11/15/46 (b)	125,000	117,560
Hudson Senior Housing, Inc. RB Series 2014	5.25%	12/01/49 (b)	500,000	454,892
Wisconsin Housing & Economic Development Authority Home Ownership Revenue
RB Series 2026A	4.50%	03/01/44 (b)	250,000	254,936
				1,456,385
Total Municipal Securities (Cost $100,221,734)				102,387,202
Total Investments in Securities (Cost $100,221,734)				102,387,202

(a)	Bond currently pays a fixed coupon rate and will be remarketed at a to be determined rate at the end of the current fixed rate term.
(b)	The effective maturity may be shorter than the final maturity shown because the security is subject to a put, demand or call feature.
(c)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(d)	Zero coupon bond. When a security is purchased with a zero coupon rate the effective yield at the time of purchase is shown.
(e)	Credit-enhanced or liquidity-enhanced.
(f)
VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

CDFI —	Community Development Financial Institution
COP —	Certificate of participation
GO —	General obligation
RB —	Revenue bond
SIFMA —
Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate
Demand Obligations with certain characteristics.

VRDN —	Variable rate demand note
See financial notes
56
Schwab Municipal Bond Funds | Semiannual Holdings and Financial Statements

Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings  as of February 28, 2026 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2026:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Municipal Securities[1]	$—	$102,387,202	$—	$102,387,202
Total	$—	$102,387,202	$—	$102,387,202

[1]	As categorized in the Portfolio Holdings.
See financial notes
Schwab Municipal Bond Funds | Semiannual Holdings and Financial Statements
57

Schwab Opportunistic Municipal Bond Fund
Statement of Assets and Liabilities

As of February 28, 2026; unaudited
Assets
Investments in securities, at value - unaffiliated issuers (cost $100,221,734)		$102,387,202
Cash		8,379
Receivables:
Interest		1,017,783
Fund shares sold		295,869
Prepaid expenses	+	14,700
Total assets		103,723,933

Liabilities
Payables:
Investments bought - delayed-delivery		1,327,230
Fund shares redeemed		247,953
Distributions to shareholders		161,343
Investment adviser fees		28,906
Accrued expenses	+	37,935
Total liabilities		1,803,367
Net assets		$101,920,566

Net Assets by Source
Capital received from investors		$108,877,059
Total distributable loss	+	(6,956,493)
Net assets		$101,920,566

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$101,920,566		11,320,408		$9.00

See financial notes
58
Schwab Municipal Bond Funds | Semiannual Holdings and Financial Statements

Schwab Opportunistic Municipal Bond Fund
Statement of Operations

For the period September 1, 2025 through February 28, 2026; unaudited
Investment Income
Interest received from securities - unaffiliated issuers		$1,791,374

Expenses
Investment adviser and administrator fees		170,570
Portfolio accounting fees		23,053
Professional fees		15,372
Registration fees		13,778
Independent trustees’ fees		4,678
Custodian fees		1,544
Shareholder reports		1,334
Transfer agent fees		1,152
Other expenses	+	1,400
Total expenses		232,881
Expense reduction	–	19,635
Net expenses	–	213,246
Net investment income		1,578,128

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated issuers		(176,979)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers	+	4,389,361
Net realized and unrealized gains		4,212,382
Increase in net assets resulting from operations		$5,790,510
See financial notes
Schwab Municipal Bond Funds | Semiannual Holdings and Financial Statements
59

Schwab Opportunistic Municipal Bond Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	9/1/25-2/28/26		9/1/24-8/31/25
Net investment income		$1,578,128	$2,725,191 [1]
Net realized losses		(176,979)	(727,986)
Net change in unrealized appreciation (depreciation)	+	4,389,361	(3,500,000)
Increase (decrease) in net assets resulting from operations		$5,790,510	($1,502,795 )

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($1,580,119 )	($2,934,977 )[1]

TRANSACTIONS IN FUND SHARES
	9/1/25-2/28/26			9/1/24-8/31/25
		SHARES	VALUE	SHARES	VALUE
Shares sold		4,602,498	$40,818,105	5,673,599	$50,192,634
Shares reinvested		78,607	698,579	161,918	1,426,780
Shares redeemed	+	(1,884,491)	(16,689,878)	(4,742,462)	(41,846,193)
Net transactions in fund shares		2,796,614	$24,826,806	1,093,055	$9,773,221

SHARES OUTSTANDING AND NET ASSETS
	9/1/25-2/28/26			9/1/24-8/31/25
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		8,523,794	$72,883,369	7,430,739	$67,547,920
Total increase	+	2,796,614	29,037,197	1,093,055	5,335,449
End of period		11,320,408	$101,920,566	8,523,794	$72,883,369

[1]	Includes a payment of past due interest income received from defaulted securities.
See financial notes
60
Schwab Municipal Bond Funds | Semiannual Holdings and Financial Statements

Schwab Municipal Bond Funds
Financial Notes, unaudited

1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Investments (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the operational funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
SCHWAB INVESTMENTS
Schwab Tax-Free Bond Fund	Schwab U.S. Aggregate Bond Index Fund
Schwab California Tax-Free Bond Fund	Schwab Short-Term Bond Index Fund
Schwab Opportunistic Municipal Bond Fund	Schwab 1000 Index® Fund
Schwab Treasury Inflation Protected Securities Index Fund	Schwab Global Real Estate Fund
Each fund offers one share class. Shares are bought and sold at closing net asset value per share, which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law. The "Schwab Funds Complex" includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.
Investment Objectives
The Schwab Tax-Free Bond Fund seeks high current income that is exempt from federal income tax, consistent with capital preservation. The fund normally invests at least 80% of its net assets (including, for this purpose, any borrowings for investment purposes) in municipal securities the interest from which is exempt from federal income tax, including the federal alternative minimum tax.
The Schwab California Tax-Free Bond Fund seeks high current income exempt from federal and California personal income tax that is consistent with capital preservation. The fund normally invests at least 80% of its net assets (including, for this purpose, any borrowings for investment purposes) in municipal securities the interest from which is exempt from federal and California personal income tax and federal alternative minimum tax.
The Schwab Opportunistic Municipal Bond Fund seeks to generate interest income that is not subject to federal income tax. Under normal market conditions, the fund invests at least 80% of its net assets (including, for this purpose, any borrowings for investment purposes) in municipal securities that pay interest not subject to regular federal income tax.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification (ASC) Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board of Trustees oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in each fund’s portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Bonds and notes: Fixed income investments are generally valued using an evaluated price at the mid-point of the bid/ask spread provided by an approved, independent pricing service (mid-price). To determine the evaluated mid-price, a pricing service may use a variety of techniques and inputs. Techniques may include, but are not limited to, spread models that
Schwab Municipal Bond Funds | Semiannual Holdings and Financial Statements
61

Schwab Municipal Bond Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
calculate an investment-specific price relative to a benchmark or yield curve models that establish a price based on yields of comparable bonds along a range of maturities. Inputs differ by valuation approach and techniques, as appropriate, and examples of inputs may include, but are not limited to, interest rates, market conditions, comparable bonds, market trades, projected cash flows, credit reviews and issuer news.
● Short-term securities (60 days or less to maturity): Securities with remaining maturities of 60 days or less are generally valued at an evaluated price; however, such securities may be valued at their amortized cost if it approximates the security’s fair value.
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value a fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds and futures contracts. Mutual funds and exchange-traded funds are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2, or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments are disclosed in each fund’s Portfolio Holdings.
62
Schwab Municipal Bond Funds | Semiannual Holdings and Financial Statements

Schwab Municipal Bond Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(b) Accounting Policies for certain Portfolio Investments (if held):
Delayed-Delivery Transactions and When-Issued Securities: The funds may transact in securities on a delayed-delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed-delivery or when-issued basis are identified as such in each fund’s Portfolio Holdings, if any. The funds may receive compensation for interest forgone in the purchase of a delayed-delivery or when-issued security. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors. The funds comply with Rule 18f-4 under the 1940 Act, the funds operate as limited derivatives users, with respect to purchase commitments held within the funds, portfolio securities are no longer required to be segregated as collateral with a value at least equal to the amount of a purchase commitment and the funds’ exposure is monitored under a derivatives risk management program.
Variable Rate Demand Note: A Variable Rate Demand Note (VRDN) is an asset class in the short-term municipal bond market with a variable (or floating) interest rate which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are daily and weekly, but could be monthly. The put feature entitles the holder to the right to demand repayment in full or to resell at a specific price and/or time, shortening the legal maturity of the VRDN. These put features are daily and weekly, but could be monthly, making these liquid and short-term investments. While the demand feature is intended to reduce credit risks, it is not always unconditional and may be subject to termination if the issuer’s credit rating falls below investment grade or if the issuer fails to make payments on other debt. While most variable-rate demand securities allow a fund to exercise its demand rights at any time, some such securities may only allow a fund to exercise its demand rights at certain times, which reduces the liquidity usually associated with this type of security. Each fund could suffer losses in the event that the demand feature provider, usually a bank, fails to meet its obligation to pay the demand.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. Certain securities may be callable (meaning that the issuer has the option to pay it off before its maturity date). The fund amortizes the premium and accretes the discount on each callable security to the security’s maturity date, except when the purchase price is higher than the call price at the security’s call date (in which case the premium is amortized to the call date). Debt securities may be placed on non-accrual status and set to accrue at a rate of interest less than the contractual coupon or have the interest receivable written off when the collection of all or a portion of interest has become doubtful.
The Schwab Opportunistic Municipal Bond Fund held Southcentral Minnesota Multi-County Housing and Redevelopment Authority (Southcentral) bonds which were received in-kind by the Wasmer Schroeder High Yield Municipal Fund (predecessor fund) in 2014 when the predecessor fund commenced investment operations. The Southcentral bonds were purchased as distressed debt instruments in default (as the bonds were not making full payments of interest and principal when due at the time of purchase) prior to the transfer in-kind to the predecessor fund. During the period ended August 31, 2023, the underlying properties that represented collateral for the Southcentral bonds were sold; the proceeds from the sale of collateral were collected by the bond trustee which resulted in a substantial distribution payment to bondholders. During the period ended August 31, 2025, a final residual distribution payment was made to bond holders which consisted of county tax levy deficit payments collected less trust operating, administration, and legal expenses in liquidating the trust. The total residual distribution payment made to the fund was $841,310 of which the fund distributed to shareholders on a tax basis an amount of $307,864 which represented $0.04 per share on record date.
(e) Expenses:
Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to more than one fund in the Schwab Funds Complex generally are allocated among those funds in proportion to their average daily net assets.
Schwab Municipal Bond Funds | Semiannual Holdings and Financial Statements
63

Schwab Municipal Bond Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(f) Distributions to Shareholders:
The funds, except the Schwab Opportunistic Municipal Bond Fund, declare distributions from net investment income, if any, every day they are open for business. These distributions, which are substantially equal to a fund’s net investment income for that day, are paid out to shareholders once a month. The Schwab Opportunistic Municipal Bond Fund declares and pays distributions from net investment income, if any, on the last business day of every month. The funds make distributions from net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax. The funds did not pay any federal taxes during the period.
(i) Segment Reporting:
An operating segment is defined in ASC Topic 280 Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.
The management committee of each fund’s investment adviser acts as the funds’ CODM. The CODM has determined that each fund operates as a single operating segment given each fund has a single defined investment strategy disclosed in its respective prospectus. The discrete financial information in the form of each fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, shares sold and shares redeemed), which is used by the CODM to assess performance against the prospectus and to make resource allocation decisions with respect to the funds, is presented within each fund’s financial statements.
(j) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.

3. Credit and Liquidity Enhancements:
A portion of the funds’ investments are in securities with credit enhancements and/or liquidity enhancements from financial institutions or corporations. These enhancements are employed by the issuers of the securities to reduce credit risk and/or provide liquidity to the purchaser. At February 28, 2026, the Schwab Tax-Free Bond Fund, Schwab California Tax-Free Bond Fund and Schwab Opportunistic Municipal Bond Fund held less than 10% of total assets in securities with credit and/or liquidity enhancements.
64
Schwab Municipal Bond Funds | Semiannual Holdings and Financial Statements

Schwab Municipal Bond Funds
Financial Notes, unaudited (continued)

 4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to the Amended and Restated Investment Advisory and Administration Agreement between the investment adviser and the trust.
For its advisory and administrative services to the funds, the investment adviser is entitled to receive an annual fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:
SCHWAB TAX-FREE BOND FUND	SCHWAB CALIFORNIA TAX-FREE BOND FUND	SCHWAB OPPORTUNISTIC MUNICIPAL BOND FUND
0.22%	0.22%	0.40%
Shareholder Servicing
The Board of Trustees has adopted a Shareholder Servicing Plan (the Plan) on behalf of the funds, except the Schwab Opportunistic Municipal Bond Fund. The Plan enables each fund to bear expenses relating to the provision by financial intermediaries, including Charles Schwab & Co., Inc. (Schwab), a broker-dealer affiliate of the investment adviser, (together, service providers), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds.
Pursuant to the Plan, each fund’s shares, except the Schwab Opportunistic Municipal Bond Fund, are subject to an annual shareholder servicing fee up to 0.15%. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab, as distributor of the funds (or, in the case of payments made to Schwab acting as a service provider, pursuant to Schwab’s written agreement with the funds). Payments under the Plan are made as described above without regard to whether the fee is more or less than the service provider’s actual cost of providing the services, and if more, such excess may be retained as profit by the service provider.
Expense Limitation
The investment adviser and its affiliates have agreed with the trust, for so long as the investment adviser serves as the investment adviser to the funds, in which the agreement may only be amended or terminated with the approval of the Board of Trustees, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses, as follows:
SCHWAB TAX-FREE BOND FUND	SCHWAB CALIFORNIA TAX-FREE BOND FUND	SCHWAB OPPORTUNISTIC MUNICIPAL BOND FUND
0.38%	0.38%	0.50%
Interfund Transactions
The funds may engage in direct transactions with other funds in the Schwab Funds Complex in accordance with procedures adopted by the Board of Trustees pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another fund is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs while allowing each fund to execute the transaction at the current market price. This practice is limited to funds that share the same investment adviser. For the period ended February 28, 2026, the funds did not have any purchases and sales of securities with other funds managed by the investment adviser.
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Schwab Funds Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board of Trustees. The funds had no interfund borrowing or lending activity during the period.
Schwab Municipal Bond Funds | Semiannual Holdings and Financial Statements
65

Schwab Municipal Bond Funds
Financial Notes, unaudited (continued)

 5. Board of Trustees:
The Board of Trustees may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The funds did not pay any of these interested persons for their services as trustees, but did pay non-interested persons (independent trustees), as noted in each fund’s Statement of Operations.

6. Borrowing from Banks:
During the period, the funds were participants with other funds in the Schwab Funds Complex in a joint, syndicated, committed $1.2 billion line of credit (the Syndicated Credit Facility), which matured on September 25, 2025. On September 25, 2025, the Syndicated Credit Facility was amended to run for a new 28 day period with the line of credit amount remaining unchanged, maturing on October 23, 2025. On October 23, 2025, the Syndicated Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on October 22, 2026. Under the terms of the Syndicated Credit Facility, in addition to the interest charged on any borrowings by a fund, each fund paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the funds were participants with other funds in the Schwab Funds Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility) with State Street Bank and Trust Company, which matured on September 25, 2025. On September 25, 2025, the Uncommitted Credit Facility was amended to run for a new 28 day period with the line of credit amount remaining unchanged, maturing on October 23, 2025. On October 23, 2025, the Uncommitted Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on October 22, 2026. Under the terms of the Uncommitted Credit Facility, each fund pays interest on the amount a fund borrows. There were no borrowings by any of the funds from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed in each fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Purchases and Sales/Maturities of Investment Securities:
For the period ended February 28, 2026, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:
	PURCHASES OF SECURITIES	SALES/MATURITIES OF SECURITIES
Schwab Tax-Free Bond Fund	$148,701,174	$87,034,005
Schwab California Tax-Free Bond Fund	167,928,954	76,646,262
Schwab Opportunistic Municipal Bond Fund	33,802,465	10,595,554

8. Federal Income Taxes:
As of February 28, 2026, the tax basis cost of the funds’ investments and gross unrealized appreciation and depreciation were as follows:
	TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
Schwab Tax-Free Bond Fund	$602,584,043	$19,385,038	($650,607 )	$18,734,431
Schwab California Tax-Free Bond Fund	583,329,243	16,185,679	(720,848)	15,464,831
Schwab Opportunistic Municipal Bond Fund	100,221,734	2,493,379	(327,911)	2,165,468
The primary difference between book basis and tax basis unrealized appreciation or unrealized depreciation of investments is the tax deferral of losses on wash sales. The tax cost of the funds’ investments, disclosed above, have been adjusted from their book amounts to reflect these unrealized appreciation or depreciation differences, as applicable.
66
Schwab Municipal Bond Funds | Semiannual Holdings and Financial Statements

Schwab Municipal Bond Funds
Financial Notes, unaudited (continued)

8. Federal Income Taxes (continued):
Capital loss carryforwards have no expiration and may be used to offset future realized capital gains for federal income tax purposes. As of August 31, 2025, the funds had capital loss carryforwards available as follows:

Schwab Tax-Free Bond Fund	$41,076,057
Schwab California Tax-Free Bond Fund	24,916,411
Schwab Opportunistic Municipal Bond Fund	8,517,074
The Schwab Opportunistic Municipal Bond Fund had a shareholder ownership change during the period ended August 31, 2023, which limits the availability of capital loss carryforwards to offset potential future capital gains. In addition to the available capital loss carryforward disclosed above for the Schwab Opportunistic Municipal Bond Fund, there are additional capital loss carryforwards as of the ownership change date in the amount of $529,500.
The tax basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of February 28, 2026. The tax basis components of distributions paid during the fiscal year ended August 31, 2025, were as follows:
	PRIOR FISCAL YEAR END DISTRIBUTIONS
	TAX-EXEMPT INCOME	ORDINARY INCOME
Schwab Tax-Free Bond Fund	$20,045,944	$—
Schwab California Tax-Free Bond Fund	14,557,296	1,725
Schwab Opportunistic Municipal Bond Fund	2,903,886	31,091
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts in the financial statements. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
As of August 31, 2025, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. During the fiscal year ended August 31, 2025, the funds did not incur any interest or penalties.

9. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
Schwab Municipal Bond Funds | Semiannual Holdings and Financial Statements
67

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.
68
Schwab Municipal Bond Funds | Semiannual Holdings and Financial Statements

Proxy Disclosures for Open-End Management Investment Companies

Not applicable.
Schwab Municipal Bond Funds | Semiannual Holdings and Financial Statements
69

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The remuneration paid to directors, officers and others are included under Item 7 (Financial Statements and Financial Highlights for Open-End Management Investment Companies).
70
Schwab Municipal Bond Funds | Semiannual Holdings and Financial Statements

Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable.
Schwab Municipal Bond Funds | Semiannual Holdings and Financial Statements
71

MFR13481-29
00323326

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

The changes in and disagreements with accountants for open-end management investment companies are included under Item 7 of this Form.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

The proxy disclosures for open-end management investment companies are included under Item 7 of this Form.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid to directors, officers and others are included under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract.

The statement regarding basis for approval of investment advisory contract is included under Item 7 of this Form.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a)

Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Principal Executive Officer, Omar Aguilar and Registrant’s Principal Financial Officer, Dana Smith, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)

During the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19: Exhibits.

(a)	(1) Code of ethics – not applicable to this semi-annual report.

(2)	Not applicable.

(3)

Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (the “1940 Act”), are attached.

(b)

A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSRS with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Investments – Schwab Taxable Bond Funds and Schwab Municipal Bond Funds

By:	/s/ Omar Aguilar
Omar Aguilar Principal Executive Officer (Chief Executive Officer)

Date:	April 16, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Omar Aguilar
Omar Aguilar Principal Executive Officer (Chief Executive Officer)

Date:	April 16, 2026

By:	/s/ Dana Smith
Dana Smith Principal Financial Officer (Chief Financial Officer)

Date:	April 16, 2026